UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Semi-Annual Report

September 30, 2017

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	24.1%
Consumer Discretionary	17.1%
Materials	13.9%
Industrials	11.6%
Consumer Staples	9.8%
Health Care	7.3%
Information Technology	5.2%
Telecommunication Services	5.2%
Energy	3.8%
Utilities	1.3%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Harvey Norman Holdings Ltd.	4.1%
National Australia Bank Ltd.	3.3%
Fortescue Metals Group Ltd.	3.2%
Westpac Banking Corp.	3.1%
Australia & New Zealand Banking Group Ltd.	2.8%
Telstra Corp., Ltd.	2.7%
Macquarie Group Ltd.	2.6%
AMP Ltd.	2.5%
Tabcorp Holdings Ltd.	2.3%
Commonwealth Bank of Australia	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	1.39%	9.74%	3.58%	4.90%	2.42%	6.38%
Fund Market Price Returns	1.34%	9.41%	3.84%	5.17%	2.40%	6.39%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index[2]	1.54%	10.34%	4.07%	5.32%	2.87%	6.88%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	1.20%	13.09%	2.80%	3.91%	2.16%	5.85%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

[2]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.

[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Staples	19.0%
Consumer Discretionary	17.7%
Industrials	14.9%
Financials	12.7%
Materials	11.7%
Health Care	10.8%
Information Technology	6.7%
Telecommunication Services	4.5%
Energy	1.4%
Utilities	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Anheuser-Busch InBev S.A.	6.1%
Banco Santander S.A.	4.8%
Sanofi	4.7%
Banco Bilbao Vizcaya Argentaria S.A.	4.6%
Telefonica S.A.	4.5%
Unilever N.V., CVA	4.2%
Daimler AG, Registered Shares	4.1%
BASF SE	3.4%
Siemens AG, Registered Shares	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.86%	23.07%	10.20%	13.45%	8.50%
Fund Market Price Returns	4.92%	23.30%	10.28%	13.30%	8.52%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	4.96%	23.80%	10.69%	13.89%	9.01%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	5.70%	22.24%	8.99%	12.30%	7.91%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	24.0%
Financials	18.2%
Consumer Discretionary	16.9%
Utilities	8.1%
Materials	8.1%
Consumer Staples	5.9%
Information Technology	4.9%
Real Estate	4.7%
Telecommunication Services	4.2%
Energy	2.7%
Health Care	2.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
UnipolSai Assicurazioni SpA	2.0%
Eutelsat Communications S.A.	1.8%
bpost S.A.	1.8%
ASR Nederland N.V.	1.4%
Hugo Boss AG	1.4%
Nokian Renkaat Oyj	1.3%
FinecoBank Banca Fineco SpA	1.2%
UNIQA Insurance Group AG	1.2%
Freenet AG	1.1%
Lagardere SCA	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	10.27%	28.91%	12.21%
Fund Market Price Returns	10.33%	29.09%	11.81%
WisdomTree Europe Hedged SmallCap Equity Index	10.17%	29.72%	12.51%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	11.85%	26.60%	12.24%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	20.6%
Industrials	19.6%
Consumer Staples	19.4%
Health Care	16.8%
Information Technology	10.3%
Materials	6.2%
Financials	4.0%
Real Estate	1.8%
Telecommunication Services	0.6%
Energy	0.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Roche Holding AG, Genusschein	6.1%
Novo Nordisk A/S, Class B	4.7%
British American Tobacco PLC	3.9%
Unilever N.V., CVA	3.6%
SAP SE	3.1%
Diageo PLC	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Unilever PLC	2.5%
ABB Ltd., Registered Shares	2.4%
Industria de Diseno Textil S.A.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	15.44%	21.21%	6.35%	3.59%
Fund Market Price Returns	15.58%	21.28%	6.63%	3.55%
WisdomTree Europe Quality Dividend Growth Index	15.59%	21.61%	6.80%	4.02%
MSCI Europe Index	14.29%	22.30%	4.36%	1.86%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	24.3%
Consumer Discretionary	18.4%
Financials	14.9%
Consumer Staples	7.8%
Information Technology	7.8%
Materials	7.5%
Real Estate	6.1%
Energy	4.0%
Utilities	3.2%
Telecommunication Services	3.1%
Health Care	2.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

*	Represents less than 0.1%.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
AURELIUS Equity Opportunities SE & Co. KGaA	1.2%
TalkTalk Telecom Group PLC	1.1%
Vedanta Resources PLC	0.9%
GAM Holding AG	0.9%
Enav SpA	0.9%
Saras SpA	0.9%
Tieto Oyj	0.8%
REN - Redes Energeticas Nacionais, SGPS, S.A.	0.8%
Sonae, SGPS, S.A.	0.8%
Euronav N.V.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	19.84%	28.92%	12.99%	17.07%	4.97%	7.51%
Fund Market Price Returns	20.17%	29.52%	13.38%	17.04%	5.06%	7.42%
WisdomTree Europe SmallCap Dividend Index	20.16%	29.53%	13.52%	18.14%	5.54%	8.07%
MSCI Europe Small Cap Index	19.88%	26.14%	11.68%	14.74%	5.17%	7.55%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	23.2%
Industrials	18.4%
Financials	16.8%
Materials	14.8%
Health Care	8.1%
Information Technology	5.6%
Telecommunication Services	5.2%
Utilities	5.0%
Consumer Staples	2.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Allianz SE, Registered Shares	6.6%
BASF SE	5.9%
Daimler AG, Registered Shares	5.8%
Bayerische Motoren Werke AG	5.4%
Siemens AG, Registered Shares	5.3%
Bayer AG, Registered Shares	5.2%
Deutsche Telekom AG, Registered Shares	5.2%
Deutsche Post AG, Registered Shares	4.2%
SAP SE	4.0%
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	6.55%	23.68%	12.12%	10.86%
Fund Market Price Returns	6.59%	23.76%	12.20%	10.66%
WisdomTree Germany Hedged Equity Index	6.59%	24.24%	12.41%	11.08%
MSCI Germany Local Currency Index	3.73%	19.83%	10.06%	9.31%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	24.6%
Consumer Discretionary	10.9%
Industrials	10.6%
Energy	9.0%
Consumer Staples	8.6%
Health Care	8.0%
Telecommunication Services	7.6%
Information Technology	6.7%
Materials	5.9%
Utilities	3.9%
Real Estate	1.8%
Investment Company	1.7%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
iPath MSCI India Index ETN	1.7%
Toyota Motor Corp.	1.5%
HSBC Holdings PLC	1.4%
Nestle S.A., Registered Shares	1.3%
Royal Dutch Shell PLC, Class A	1.3%
Novartis AG, Registered Shares	1.2%
Samsung Electronics Co., Ltd.	1.2%
BP PLC	1.2%
Royal Dutch Shell PLC, Class B	1.0%
China Construction Bank Corp., Class H	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.44%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.39%	18.09%	4.12%
Fund Market Price Returns	6.88%	18.35%	4.36%
WisdomTree Global ex-U.S. Hedged Dividend Index	6.71%	18.68%	4.58%
MSCI AC World ex-USA Local Currency Index	7.85%	19.05%	4.84%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Real Estate Management & Development	56.8%
Equity Real Estate Investment Trusts (REITs)	42.5%
Investment Company	0.0%	*
Media	0.0%	*
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.4%
Country Garden Holdings Co., Ltd.	3.4%
China Overseas Land & Investment Ltd.	2.5%
Wharf Holdings Ltd. (The)	2.5%
Unibail-Rodamco SE	2.2%
Henderson Land Development Co., Ltd.	2.0%
Scentre Group	1.9%
Daiwa House Industry Co., Ltd.	1.8%
Sunac China Holdings Ltd.	1.8%
Link REIT	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	13.56%	17.40%	12.76%
Fund Market Price Returns	13.79%	16.97%	12.93%
WisdomTree Global ex-U.S. Hedged Real Estate Index	13.34%	17.43%	12.96%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	1.74%	2.43%	1.18%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Utilities	15.4%
Telecommunication Services	14.8%
Energy	14.2%
Industrials	11.0%
Consumer Discretionary	10.4%
Materials	10.0%
Health Care	9.0%
Consumer Staples	8.5%
Information Technology	5.8%
Investment Company	0.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Electricite de France S.A.	2.4%
Engie S.A.	2.1%
Royal Dutch Shell PLC, Class A	2.1%
Telenor ASA	2.0%
BP PLC	1.8%
Telia Co. AB	1.8%
Telefonica Deutschland Holding AG	1.7%
SSE PLC	1.6%
Eni SpA	1.6%
Telstra Corp., Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	10.00%	14.12%	0.83%	5.38%	-0.21%	3.23%
Fund Market Price Returns	9.84%	13.83%	0.92%	5.42%	-0.29%	3.14%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	10.08%	14.51%	1.18%	5.70%	-0.14%	3.44%
MSCI EAFE Value Index	10.93%	22.55%	3.50%	7.80%	0.49%	3.12%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	22.7%
Industrials	12.8%
Consumer Discretionary	11.8%
Consumer Staples	9.5%
Energy	8.7%
Health Care	8.4%
Telecommunication Services	7.5%
Materials	6.3%
Utilities	5.8%
Information Technology	3.4%
Real Estate	2.7%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
HSBC Holdings PLC	1.7%
Royal Dutch Shell PLC, Class A	1.7%
BP PLC	1.5%
Royal Dutch Shell PLC, Class B	1.4%
Novartis AG, Registered Shares	1.4%
Anheuser-Busch InBev S.A.	1.3%
Nestle S.A., Registered Shares	1.3%
Toyota Motor Corp.	1.2%
TOTAL S.A.	1.2%
China Mobile Ltd.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.83%	19.48%	4.79%	8.28%	1.32%	4.40%
Fund Market Price Returns	11.78%	19.45%	4.89%	8.46%	1.31%	4.42%
WisdomTree International Equity Index	12.07%	20.12%	4.98%	8.52%	1.68%	4.73%
MSCI EAFE Index	11.86%	19.10%	5.04%	8.38%	1.34%	4.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	20.1%
Consumer Staples	19.4%
Health Care	19.0%
Industrials	16.9%
Information Technology	11.3%
Materials	4.8%
Financials	3.5%
Real Estate	3.3%
Telecommunication Services	0.7%
Energy	0.4%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Roche Holding AG, Genusschein	5.7%
Novo Nordisk A/S, Class B	5.0%
Unilever N.V., CVA	4.8%
British American Tobacco PLC	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Diageo PLC	2.8%
Airbus SE	2.8%
Industria de Diseno Textil S.A.	2.7%
Unilever PLC	2.5%
China Overseas Land & Investment Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	8.41%	18.25%	10.61%	9.48%
Fund Market Price Returns	8.35%	17.89%	10.65%	9.29%
WisdomTree International Hedged Quality Dividend Growth Index	8.89%	18.98%	11.13%	10.14%
MSCI EAFE Local Currency Index	6.16%	19.02%	7.87%	8.20%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	23.4%
Energy	12.2%
Telecommunication Services	10.6%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	8.9%
Utilities	8.8%
Consumer Staples	6.9%
Materials	5.6%
Real Estate	2.4%
Information Technology	1.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Royal Dutch Shell PLC, Class A	2.9%
BP PLC	2.6%
Novartis AG, Registered Shares	2.4%
Anheuser-Busch InBev S.A.	2.2%
TOTAL S.A.	2.2%
Toyota Motor Corp.	2.1%
HSBC Holdings PLC	2.1%
China Mobile Ltd.	2.0%
Roche Holding AG, Genusschein	1.8%
GlaxoSmithKline PLC	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	10.73%	19.20%	2.77%	7.19%	0.45%	3.41%
Fund Market Price Returns	10.53%	19.26%	2.87%	7.26%	0.44%	3.39%
WisdomTree International High Dividend Index	10.73%	19.43%	3.06%	7.55%	0.79%	3.94%
MSCI EAFE Value Index	10.93%	22.55%	3.50%	7.80%	0.49%	3.12%

*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	24.1%
Energy	11.5%
Consumer Staples	10.7%
Health Care	10.4%
Consumer Discretionary	10.0%
Telecommunication Services	9.5%
Industrials	9.1%
Utilities	5.2%
Materials	4.7%
Information Technology	2.8%
Real Estate	1.5%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Royal Dutch Shell PLC, Class A	2.4%
HSBC Holdings PLC	2.3%
BP PLC	2.1%
Royal Dutch Shell PLC, Class B	2.1%
Novartis AG, Registered Shares	2.0%
Nestle S.A., Registered Shares	1.9%
Anheuser-Busch InBev S.A.	1.8%
Toyota Motor Corp.	1.8%
TOTAL S.A.	1.8%
China Mobile Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.40%	18.69%	3.26%	7.05%	0.73%	3.75%
Fund Market Price Returns	11.32%	18.47%	3.28%	7.05%	0.67%	3.67%
WisdomTree International LargeCap Dividend Index	11.47%	19.06%	3.52%	7.42%	0.94%	4.06%
MSCI EAFE Index	11.86%	19.10%	5.04%	8.38%	1.34%	4.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	20.2%
Financials	18.7%
Consumer Discretionary	15.8%
Materials	10.7%
Utilities	8.4%
Real Estate	6.4%
Consumer Staples	6.3%
Information Technology	4.5%
Telecommunication Services	3.3%
Health Care	3.3%
Energy	1.9%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Fortum Oyj	1.1%
Standard Life Aberdeen PLC	0.7%
Centrica PLC	0.7%
Fortescue Metals Group Ltd.	0.7%
Marine Harvest ASA	0.6%
EDP - Energias de Portugal S.A.	0.6%
Aegon N.V.	0.5%
NN Group N.V.	0.5%
ITV PLC	0.5%
Persimmon PLC	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	12.73%	21.28%	8.17%	10.56%	2.90%	5.96%
Fund Market Price Returns	12.51%	21.53%	8.44%	10.77%	2.92%	5.92%
WisdomTree International MidCap Dividend Index	12.99%	21.75%	8.48%	11.03%	2.97%	6.12%
MSCI EAFE Mid Cap Index	13.80%	19.60%	8.67%	10.83%	2.48%	4.98%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	20.2%
Consumer Staples	19.3%
Health Care	19.0%
Industrials	16.9%
Information Technology	11.3%
Materials	4.9%
Financials	3.5%
Real Estate	3.3%
Telecommunication Services	0.8%
Energy	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Roche Holding AG, Genusschein	5.8%
Novo Nordisk A/S, Class B	5.0%
Unilever N.V., CVA	4.4%
British American Tobacco PLC	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Diageo PLC	2.9%
Unilever PLC	2.6%
Industria de Diseno Textil S.A.	2.6%
Airbus SE	2.6%
China Overseas Land & Investment Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	14.82%	19.07%	14.96%
Fund Market Price Returns	14.80%	19.26%	15.52%
WisdomTree International Quality Dividend Growth Index	14.91%	19.24%	15.44%
MSCI EAFE Index	11.86%	19.10%	18.29%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	22.8%
Consumer Discretionary	20.2%
Financials	13.2%
Materials	9.2%
Information Technology	8.2%
Real Estate	7.0%
Consumer Staples	6.9%
Health Care	4.1%
Energy	3.0%
Utilities	2.8%
Telecommunication Services	2.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
TalkTalk Telecom Group PLC	0.7%
UNIQA Insurance Group AG	0.7%
Venture Corp., Ltd.	0.6%
Vedanta Resources PLC	0.5%
Saras SpA	0.5%
Air New Zealand Ltd.	0.5%
Austevoll Seafood ASA	0.5%
Seven Group Holdings Ltd.	0.5%
Platinum Asset Management Ltd.	0.5%
Genesis Energy Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	15.42%	24.31%	10.88%	12.95%	4.49%	7.02%
Fund Market Price Returns	15.27%	24.12%	11.02%	13.03%	4.46%	6.99%
WisdomTree International SmallCap Dividend Index	15.34%	24.32%	11.29%	13.44%	4.94%	7.47%
MSCI EAFE Small Cap Index	16.16%	21.84%	11.13%	12.85%	4.63%	6.06%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Machinery	29.1%
Automobiles	28.1%
Auto Components	16.4%
Electrical Equipment	10.0%
Building Products	5.8%
Metals & Mining	5.5%
Construction & Engineering	2.2%
Chemicals	2.0%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Toyota Motor Corp.	10.0%
Honda Motor Co., Ltd.	6.1%
FANUC Corp.	4.5%
Nidec Corp.	3.8%
Mitsubishi Electric Corp.	3.7%
Bridgestone Corp.	3.5%
Daikin Industries Ltd.	3.4%
Denso Corp.	3.1%
Komatsu Ltd.	3.0%
SMC Corp.	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.43%	34.98%	6.21%	9.82%
Fund Market Price Returns	11.70%	33.70%	6.23%	10.25%
WisdomTree Japan Hedged Capital Goods Index	11.70%	34.54%	6.48%	10.14%
MSCI Japan Local Currency Index	10.48%	26.83%	8.68%	11.43%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	25.2%
Industrials	21.8%
Information Technology	13.2%
Financials	12.5%
Materials	9.2%
Health Care	8.7%
Consumer Staples	7.3%
Telecommunication Services	0.7%
Utilities	0.2%
Energy	0.1%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Toyota Motor Corp.	5.3%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Japan Tobacco, Inc.	3.4%
Nissan Motor Co., Ltd.	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Canon, Inc.	2.8%
Mizuho Financial Group, Inc.	2.7%
Honda Motor Co., Ltd.	2.6%
Takeda Pharmaceutical Co., Ltd.	2.2%
Mitsubishi Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	10.40%	31.98%	8.37%	16.93%	3.21%	3.72%
Fund Market Price Returns	9.85%	30.85%	8.24%	16.97%	3.27%	3.74%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	10.73%	33.02%	9.33%	17.80%	3.58%	4.04%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	10.48%	26.83%	8.68%	19.08%	3.54%	4.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.

[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Banks	51.7%
Insurance	27.6%
Capital Markets	11.9%
Consumer Finance	3.9%
Diversified Financial Services	3.7%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Tokio Marine Holdings, Inc.	8.5%
MS&AD Insurance Group Holdings, Inc.	4.8%
Sompo Holdings, Inc.	4.5%
Dai-ichi Life Holdings, Inc.	4.2%
Nomura Holdings, Inc.	4.1%
Mitsubishi UFJ Financial Group, Inc.	4.0%
Sumitomo Mitsui Trust Holdings, Inc.	4.0%
Mizuho Financial Group, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.9%
Resona Holdings, Inc.	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.67%	30.87%	3.21%	5.56%
Fund Market Price Returns	4.22%	29.49%	3.11%	6.04%
WisdomTree Japan Hedged Financials Index	5.27%	31.89%	4.26%	6.52%
MSCI Japan Local Currency Index	10.48%	26.83%	8.68%	11.43%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Pharmaceuticals	61.5%
Health Care Equipment & Supplies	21.7%
Food & Staples Retailing	6.9%
Health Care Providers & Services	5.7%
Health Care Technology	1.8%
Biotechnology	1.4%
Life Sciences Tools & Services	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Takeda Pharmaceutical Co., Ltd.	10.1%
Astellas Pharma, Inc.	8.8%
Otsuka Holdings Co., Ltd.	6.9%
Hoya Corp.	6.7%
Shionogi & Co., Ltd.	5.4%
Eisai Co., Ltd.	5.1%
Daiichi Sankyo Co., Ltd.	4.7%
Terumo Corp.	4.0%
Olympus Corp.	3.6%
Ono Pharmaceutical Co., Ltd.	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	8.03%	12.54%	13.49%	16.74%
Fund Market Price Returns	7.67%	11.71%	13.25%	17.27%
WisdomTree Japan Hedged Health Care Index	8.11%	12.56%	14.10%	17.36%
MSCI Japan Local Currency Index	10.48%	26.83%	8.68%	11.43%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	25.3%
Industrials	20.2%
Information Technology	11.4%
Consumer Staples	10.8%
Telecommunication Services	9.9%
Materials	8.6%
Health Care	7.6%
Real Estate	2.9%
Financials	1.9%
Utilities	0.3%
Energy	0.1%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Toyota Motor Corp.	4.8%
NTT DOCOMO, Inc.	4.7%
Japan Tobacco, Inc.	4.5%
KDDI Corp.	4.3%
Nissan Motor Co., Ltd.	3.4%
ITOCHU Corp.	2.0%
Subaru Corp.	2.0%
Bridgestone Corp.	1.9%
Denso Corp.	1.9%
FANUC Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	11.74%	27.72%	4.32%
Fund Market Price Returns	11.36%	26.93%	4.17%
WisdomTree Japan Hedged Quality Dividend Growth Index	11.79%	28.30%	4.74%
JPX-Nikkei 400 Local Currency Index	10.31%	27.07%	2.61%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Real Estate Management & Development	37.0%
Equity Real Estate Investment Trusts (REITs)	26.5%
Construction & Engineering	16.9%
Household Durables	9.3%
Building Products	5.5%
Construction Materials	2.0%
Transportation Infrastructure	1.7%
Capital Markets	0.2%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	7.3%
Daiwa House Industry Co., Ltd.	7.0%
Mitsui Fudosan Co., Ltd.	6.5%
Sumitomo Realty & Development Co., Ltd.	4.2%
Daito Trust Construction Co., Ltd.	4.0%
Taisei Corp.	3.4%
Sekisui House Ltd.	3.3%
Kajima Corp.	2.7%
Sekisui Chemical Co., Ltd.	2.6%
Obayashi Corp.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	10.74%	17.92%	6.24%	8.47%
Fund Market Price Returns	10.48%	16.06%	5.79%	8.68%
WisdomTree Japan Hedged Real Estate Index	10.91%	18.61%	6.98%	9.22%
MSCI Japan Local Currency Index	10.48%	26.83%	8.68%	11.43%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	25.7%
Consumer Discretionary	22.3%
Materials	12.5%
Financials	11.0%
Information Technology	10.7%
Consumer Staples	6.7%
Health Care	4.9%
Real Estate	3.1%
Energy	1.3%
Utilities	1.0%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Sankyo Co., Ltd.	0.7%
SBI Holdings, Inc.	0.7%
Sojitz Corp.	0.6%
Aoyama Trading Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.5%
DIC Corp.	0.5%
Canon Marketing Japan, Inc.	0.5%
Hachijuni Bank Ltd. (The)	0.4%
Maruichi Steel Tube Ltd.	0.4%
Okumura Corp.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	15.54%	39.81%	15.92%	16.18%
Fund Market Price Returns	15.51%	39.82%	15.96%	16.04%
WisdomTree Japan Hedged SmallCap Equity Index	15.77%	40.61%	16.76%	17.21%
MSCI Japan Small Cap Local Currency Index	14.23%	31.94%	14.33%	16.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	25.9%
Consumer Discretionary	22.1%
Materials	12.5%
Financials	11.1%
Information Technology	10.8%
Consumer Staples	6.6%
Health Care	4.8%
Real Estate	3.1%
Energy	1.3%
Utilities	1.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Sankyo Co., Ltd.	0.7%
SBI Holdings, Inc.	0.6%
Sojitz Corp.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.5%
Aoyama Trading Co., Ltd.	0.5%
DIC Corp.	0.5%
Hachijuni Bank Ltd. (The)	0.5%
Tokai Tokyo Financial Holdings, Inc.	0.4%
Canon Marketing Japan, Inc.	0.4%
Showa Denko K.K.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	13.54%	24.50%	15.11%	13.88%	6.12%	5.23%
Fund Market Price Returns	13.46%	24.22%	15.14%	14.07%	6.16%	5.38%
WisdomTree Japan SmallCap Dividend Index	13.85%	25.48%	15.58%	14.57%	6.84%	5.91%
MSCI Japan Small Cap Index	13.08%	18.70%	13.35%	13.85%	5.73%	4.04%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Staples	17.9%
Energy	16.6%
Financials	14.4%
Health Care	10.3%
Materials	10.0%
Telecommunication Services	8.4%
Industrials	8.4%
Consumer Discretionary	7.0%
Utilities	4.8%
Information Technology	1.4%
Real Estate	0.9%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Royal Dutch Shell PLC, Class A	5.6%
Royal Dutch Shell PLC, Class B	5.5%
BP PLC	5.3%
Vodafone Group PLC	4.9%
AstraZeneca PLC	4.8%
HSBC Holdings PLC	4.8%
GlaxoSmithKline PLC	4.6%
Rio Tinto PLC	4.5%
British American Tobacco PLC	4.4%
Diageo PLC	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.61%	11.00%	7.94%	8.04%
Fund Market Price Returns	2.48%	10.35%	7.81%	7.58%
WisdomTree United Kingdom Hedged Equity Index	3.11%	11.92%	8.72%	8.83%
MSCI United Kingdom Local Currency Index	2.65%	11.00%	7.32%	7.77%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S. The USD-hedged version of this index is designed to hedge against U.S. dollar risk.

The JPX-Nikkei 400 Local Currency Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI AC World ex-USA Local Currency Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States, in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (continued)

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the Euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Dividend Index measures the performance of dividend-paying companies in the developed and emerging markets outside of the United States while at the same time neutralizing exposure to fluctuations of foreign currency movements relative to the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Real Estate Index is a fundamentally weighted index that measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate.”

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Description of Indexes (unaudited) (continued)

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/17 to 9/30/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio Based on the Period 4/1/17 to 9/30/17	Expenses Paid During the Period† 4/1/17 to 9/30/17
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,013.90	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,048.60	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,102.70	0.58%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Quality Dividend Growth Fund
Actual	$1,000.00	$1,154.40	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,198.40	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$1,065.50	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Global ex-U.S. Hedged Dividend Fund
Actual	$1,000.00	$1,063.90	0.44%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.44%	$2.23
WisdomTree Global ex-U.S. Hedged Real Estate Fund
Actual	$1,000.00	$1,135.60	0.43%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,100.00	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Equity Fund
Actual	$1,000.00	$1,118.30	0.48%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree International Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,084.10	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International High Dividend Fund
Actual	$1,000.00	$1,107.30	0.58%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,114.00	0.48%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,127.30	0.58%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Quality Dividend Growth Fund
Actual	$1,000.00	$1,148.20	0.38%[2]	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%[2]	$1.93

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio Based on the Period 4/1/17 to 9/30/17	Expenses Paid During the Period† 4/1/17 to 9/30/17
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,154.20	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan Hedged Capital Goods Fund
Actual	$1,000.00	$1,124.30	0.48%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,104.00	0.48%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Financials Fund
Actual	$1,000.00	$1,046.70	0.48%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Health Care Fund
Actual	$1,000.00	$1,080.30	0.48%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,117.40	0.43%[1]	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
WisdomTree Japan Hedged Real Estate Fund
Actual	$1,000.00	$1,107.40	0.48%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,155.40	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,135.40	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,026.10	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 99.3%
Airlines – 1.4%
Qantas Airways Ltd.	113,974	$521,375
Banks – 11.5%
Australia & New Zealand Banking Group Ltd.	43,988	1,021,649
Commonwealth Bank of Australia	14,188	837,729
National Australia Bank Ltd.	47,712	1,179,272
Westpac Banking Corp.	43,910	1,099,771

Total Banks		4,138,421
Beverages – 2.9%
Coca-Cola Amatil Ltd.	118,592	719,301
Treasury Wine Estates Ltd.	31,143	334,534

Total Beverages		1,053,835
Biotechnology – 0.6%
CSL Ltd.	2,167	227,777
Building Products – 0.5%
Reliance Worldwide Corp., Ltd.(a)	53,913	166,673
Capital Markets – 4.5%
ASX Ltd.	16,545	680,648
Macquarie Group Ltd.	12,959	924,499

Total Capital Markets		1,605,147
Chemicals – 2.5%
Incitec Pivot Ltd.	160,947	454,633
Orica Ltd.	28,151	436,693

Total Chemicals		891,326
Commercial Services & Supplies – 3.1%
Brambles Ltd.	58,047	409,919
Cleanaway Waste Management Ltd.	215,245	232,227
Downer EDI Ltd.	91,689	487,059

Total Commercial Services & Supplies		1,129,205
Construction & Engineering – 1.4%
CIMIC Group Ltd.	14,840	514,790
Construction Materials – 1.3%
Boral Ltd.	87,202	463,224
Containers & Packaging – 1.6%
Amcor Ltd.	48,611	580,149
Diversified Financial Services – 2.5%
AMP Ltd.	237,340	899,485
Diversified Telecommunication Services – 5.2%
Telstra Corp., Ltd.	351,946	963,779
TPG Telecom Ltd.(a)	96,154	367,428
Vocus Group Ltd.(a)	285,665	535,711

Total Diversified Telecommunication Services		1,866,918
Food & Staples Retailing – 3.4%
Wesfarmers Ltd.	24,632	798,805
Woolworths Ltd.	20,965	414,709

Total Food & Staples Retailing		1,213,514

Food Products – 1.9%
Costa Group Holdings Ltd.	101,248	$443,299
GrainCorp Ltd. Class A	37,473	239,930

Total Food Products		683,229
Health Care Equipment & Supplies – 2.0%
Ansell Ltd.	24,132	421,875
Cochlear Ltd.	2,360	294,821

Total Health Care Equipment & Supplies		716,696
Health Care Providers & Services – 4.6%
Healthscope Ltd.	374,301	490,471
Primary Health Care Ltd.	173,069	418,259
Ramsay Health Care Ltd.	5,658	276,495
Sonic Healthcare Ltd.	29,867	490,029

Total Health Care Providers & Services		1,675,254
Hotels, Restaurants & Leisure – 11.2%
Aristocrat Leisure Ltd.	12,683	208,986
Crown Resorts Ltd.	89,266	792,181
Domino’s Pizza Enterprises Ltd.(a)	5,834	209,748
Flight Centre Travel Group Ltd.(a)	22,807	805,477
Star Entertainment Grp Ltd. (The)	122,309	502,881
Tabcorp Holdings Ltd.	251,619	843,038
Tatts Group Ltd.	214,949	671,266

Total Hotels, Restaurants & Leisure		4,033,577
Insurance – 5.7%
Insurance Australia Group Ltd.	141,278	706,138
QBE Insurance Group Ltd.	69,904	549,050
Suncorp Group Ltd.	77,641	795,019

Total Insurance		2,050,207
Internet Software & Services – 1.6%
carsales.com Ltd.	58,587	589,799
IT Services – 2.0%
Computershare Ltd.	35,479	402,824
Link Administration Holdings Ltd.	51,246	302,783

Total IT Services		705,607
Media – 1.8%
Fairfax Media Ltd.	564,779	418,780
REA Group Ltd.	4,425	232,629

Total Media		651,409
Metals & Mining – 8.5%
BHP Billiton Ltd.	27,471	555,691
BlueScope Steel Ltd.	10,364	89,209
Fortescue Metals Group Ltd.	290,041	1,169,764
Newcrest Mining Ltd.	9,261	152,745
Rio Tinto Ltd.	12,017	627,320
South32 Ltd.	186,861	479,449

Total Metals & Mining		3,074,178
Multi-Utilities – 1.3%
AGL Energy Ltd.	24,746	453,774
Multiline Retail – 4.1%
Harvey Norman Holdings Ltd.(a)	485,376	1,477,699

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2017

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 3.8%
Caltex Australia Ltd.	20,765	$523,013
Washington H Soul Pattinson & Co., Ltd.(a)	22,035	275,426
Woodside Petroleum Ltd.	24,449	558,252

Total Oil, Gas & Consumable Fuels		1,356,691
Personal Products – 1.7%
Blackmores Ltd.(a)	6,454	597,567
Professional Services – 2.2%
ALS Ltd.	61,142	375,165
Seek Ltd.	32,215	419,859

Total Professional Services		795,024
Road & Rail – 2.0%
Aurizon Holdings Ltd.	191,921	737,895
Software – 1.6%
MYOB Group Ltd.	143,677	387,812
Technology One Ltd.	52,038	204,975

Total Software		592,787

Transportation Infrastructure – 0.9%
Qube Holdings Ltd.(a)	164,646	$319,098
TOTAL COMMON STOCKS (Cost: $33,166,470)		35,782,330
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.5%
United States – 9.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $3,444,532)(c)	3,444,532	3,444,532
TOTAL INVESTMENTS IN SECURITIES – 108.8% (Cost: $36,611,002)		39,226,862
Other Assets less Liabilities – (8.8)%		(3,175,864)

NET ASSETS – 100.0%		$36,050,998

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,159,253 and the total market value of the collateral held by the Fund was $4,375,049. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $930,517.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/3/2017	12,000	USD	15,304	AUD	$—	$(8)

CURRENCY LEGEND

AUD – Australian dollar

USD – U.S. dollar

See Notes to Financial Statements.

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.5%
Austria – 0.4%
Andritz AG	354,771	$20,511,249
Lenzing AG	75,040	10,884,992
RHI AG	40,382	1,687,594

Total Austria		33,083,835
Belgium – 7.4%
Anheuser-Busch InBev S.A.	4,614,826	552,656,785
Barco N.V.	1,678	181,095
Bekaert S.A.	163,792	7,857,700
Ion Beam Applications(a)	12,390	420,968
Melexis N.V.	112,370	10,866,618
Solvay S.A.	417,661	62,411,084
UCB S.A.	483,375	34,418,170

Total Belgium		668,812,420
Finland – 4.1%
Amer Sports Oyj*	471,859	12,517,737
Cargotec Oyj Class B	152,928	9,609,062
Huhtamaki Oyj	220,696	8,909,963
Kemira Oyj	1,033,960	13,592,497
Kone Oyj Class B	2,007,626	106,328,957
Konecranes Oyj	285,781	12,689,651
Metso Oyj	676,367	24,819,604
Nokia Oyj	23,723,946	142,475,887
Valmet Oyj	545,225	10,719,110
Wartsila Oyj Abp(a)	361,649	25,609,720

Total Finland		367,272,188
France – 27.1%
Air Liquide S.A.	945,154	126,094,130
Airbus SE	1,964,820	186,777,072
Arkema S.A.	212,518	26,066,010
BioMerieux	108,780	8,856,658
Bureau Veritas S.A.	1,076,120	27,778,234
Christian Dior SE	288,876	92,531,872
Cie Generale des Etablissements Michelin	564,044	82,351,340
Danone S.A.	1,810,648	142,068,101
Dassault Systemes SE	124,649	12,612,540
Edenred	586,770	15,954,620
Essilor International S.A.	256,572	31,772,693
Gaztransport Et Technigaz S.A.(a)	267,444	14,543,918
Havas S.A.(a)	253,674	2,774,312
Hermes International	90,372	45,571,631
Imerys S.A.	139,659	12,622,261
Ingenico Group S.A.	46,750	4,432,479
IPSOS	101,975	3,530,447
Kering	223,282	88,969,013
L’Oreal S.A.	1,049,949	223,300,707
Legrand S.A.	583,847	42,158,855
LVMH Moet Hennessy Louis Vuitton SE	978,468	270,041,950
Neopost S.A.	130,731	5,081,608
Pernod Ricard S.A.	443,781	61,408,834
Publicis Groupe S.A.	720,270	50,315,298
Remy Cointreau S.A.	86,453	10,240,909

Rubis SCA	106,793	$6,808,696
Safran S.A.	877,766	89,698,306
Sanofi	4,226,964	419,807,568
Sartorius Stedim Biotech	18,129	1,255,921
Schneider Electric SE*	1,854,430	161,419,491
SCOR SE	1,162,220	48,741,791
SEB S.A.	54,379	9,977,315
Societe BIC S.A.	83,457	10,004,409
Sodexo S.A.	332,322	41,447,876
Tarkett S.A.	80,173	3,613,032
Technicolor S.A. Registered Shares	507,406	1,751,577
Teleperformance	91,407	13,648,142
Valeo S.A.	545,138	40,459,312
Vicat S.A.	68,258	5,209,641
Zodiac Aerospace	283,416	8,197,102

Total France		2,449,895,671
Germany – 25.0%
adidas AG	230,862	52,237,829
BASF SE	2,908,632	309,610,010
Bayer AG Registered Shares	1,691,774	230,601,636
Bayerische Motoren Werke AG	2,244,301	227,725,123
Brenntag AG	161,954	9,020,728
Continental AG	381,722	96,910,558
Covestro AG(b)	336,750	28,962,186
Daimler AG Registered Shares	4,664,818	372,079,844
Duerr AG	49,795	6,660,871
Evonik Industries AG	1,648,281	58,886,595
Fresenius Medical Care AG & Co. KGaA	294,780	28,844,413
Fresenius SE & Co. KGaA	438,584	35,387,197
GEA Group AG(a)	211,613	9,628,995
Hannover Rueck SE	567,108	68,350,821
HeidelbergCement AG	376,941	38,755,521
Henkel AG & Co. KGaA	287,883	35,037,499
Hochtief AG	105,039	17,726,273
Infineon Technologies AG	1,189,427	29,908,595
K+S AG Registered Shares(a)	215,586	5,874,653
LANXESS AG	97,166	7,668,693
Linde AG	329,680	68,770,945
Merck KGaA	90,172	10,033,313
MTU Aero Engines AG	66,416	10,595,863
OSRAM Licht AG	149,782	11,954,143
SAP SE	1,521,449	166,717,432
Siemens AG Registered Shares(a)	2,141,863	301,827,408
Software AG	86,801	4,238,558
Symrise AG	96,551	7,335,941
Wacker Chemie AG(a)	54,092	7,756,835

Total Germany		2,259,108,478
Ireland – 1.2%
CRH PLC	2,388,149	91,120,984
Glanbia PLC	170,301	3,211,209
Kerry Group PLC Class A	144,978	13,932,529

Total Ireland		108,264,722

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2017

Investments	Shares	Value

Italy – 1.7%
Autogrill SpA	789,042	$10,260,855
Brunello Cucinelli SpA(a)	69,711	2,162,499
Davide Campari-Milano SpA	753,462	5,469,158
DiaSorin SpA	116,704	10,409,640
Ferrari N.V.	160,345	17,723,838
Industria Macchine Automatiche SpA	131,125	12,455,527
Interpump Group SpA	245,122	7,627,091
Luxottica Group SpA	1,030,253	57,597,539
Maire Tecnimont SpA(a)	938,015	5,191,967
Moncler SpA	311,354	8,988,575
Parmalat SpA	826,222	3,027,953
Salini Impregilo SpA	1,378,997	5,438,512
Salvatore Ferragamo SpA	265,349	7,450,266

Total Italy		153,803,420
Netherlands – 9.8%
Aegon N.V.	17,135,181	99,827,484
Akzo Nobel N.V.	747,992	69,079,616
Arcadis N.V.	386,111	8,323,552
ASM International N.V.	126,594	8,005,279
ASML Holding N.V.	623,670	106,208,395
BE Semiconductor Industries N.V.	174,654	12,151,104
Corbion N.V.	205,912	6,633,441
EXOR N.V.	286,818	18,191,431
Gemalto N.V.	92,358	4,126,669
Heineken Holding N.V.	623,855	58,632,919
Heineken N.V.	1,174,508	116,148,246
Koninklijke Ahold Delhaize N.V.	5,350,170	100,060,989
Koninklijke DSM N.V.	713,604	58,429,274
Koninklijke Philips N.V.	3,371,468	139,222,157
Koninklijke Vopak N.V.	388,143	17,026,090
Philips Lighting N.V.(b)	533,304	21,530,607
SBM Offshore N.V.	494,835	8,976,727
Wolters Kluwer N.V.	742,159	34,301,168

Total Netherlands		886,875,148
Portugal – 0.8%
Galp Energia, SGPS, S.A.	4,104,003	72,751,989
Spain – 17.1%
Acerinox S.A.(a)	1,534,496	22,131,779
ACS Actividades de Construccion y Servicios S.A.	1,577,950	58,491,233
Amadeus IT Group S.A.	1,054,269	68,537,126
Applus Services S.A.	533,994	6,691,646
Banco Bilbao Vizcaya Argentaria S.A.	45,969,225	410,900,954

Banco Santander S.A.	62,091,602	$433,601,290
Construcciones y Auxiliar de Ferrocarriles S.A.	2,364	95,663
Elecnor S.A.	83,075	1,157,910
Grifols S.A.	834,028	24,304,589
Mapfre S.A.	20,836,476	67,838,922
Obrascon Huarte Lain S.A.*(a)	474,942	1,715,871
Prosegur Cia de Seguridad S.A.	1,819,075	13,612,724
Siemens Gamesa Renewable Energy S.A.	456,657	5,962,750
Tecnicas Reunidas S.A.(a)	399,654	12,636,229
Telefonica S.A.	37,350,443	405,878,926
Viscofan S.A.	176,250	10,799,436

Total Spain		1,544,357,048
Switzerland – 0.4%
STMicroelectronics N.V.(a)	1,794,752	34,690,690
United Kingdom – 4.5%
CNH Industrial N.V.	2,338,024	28,082,347
Unilever N.V. CVA	6,348,504	375,560,085

Total United Kingdom		403,642,432
TOTAL COMMON STOCKS (Cost: $8,158,501,792)		8,982,558,041
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $26,291,802)(d)	26,291,802	26,291,802
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $8,184,793,594)		9,008,849,843
Other Assets less Liabilities – 0.2%		16,692,965

NET ASSETS – 100.0%		$9,025,542,808

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $43,400,747 and the total market value of the collateral held by the Fund was $45,524,410. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $19,232,608.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	35,894,134	EUR	42,942,486	USD	$—	$(508,462)
Bank of America N.A.	10/3/2017	506,990,183	EUR	599,262,396	USD	101,087	—
Bank of America N.A.	10/3/2017	517,150,227	USD	435,672,866	EUR	2,098,032	—

See Notes to Financial Statements.

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	11/2/2017	599,262,396	USD	506,192,779	EUR	$—	$(113,798)
Bank of Montreal	10/3/2017	506,990,183	EUR	599,262,396	USD	101,087	—
Bank of Montreal	10/3/2017	517,150,227	USD	435,383,103	EUR	2,440,589	—
Bank of Montreal	11/2/2017	599,262,396	USD	506,189,359	EUR	—	(109,748)
Bank of Montreal	11/2/2017	403,567,993	USD	340,839,831	EUR	—	(15,955)
Barclays Bank PLC	10/3/2017	289,757,704	EUR	342,435,655	USD	115,726	—
Barclays Bank PLC	10/3/2017	603,341,932	USD	508,503,489	EUR	2,189,419	—
Barclays Bank PLC	11/2/2017	342,435,655	USD	289,298,958	EUR	—	(119,426)
Citibank N.A.	10/3/2017	507,978,635	EUR	599,262,396	USD	1,269,635	—
Citibank N.A.	10/3/2017	517,150,227	USD	434,833,615	EUR	3,090,194	—
Citibank N.A.	11/2/2017	599,262,396	USD	507,174,688	EUR	—	(1,276,463)
Commonwealth Bank of Australia	10/3/2017	344,766,818	USD	290,280,574	EUR	1,597,301	—
Credit Suisse International	10/3/2017	290,111,199	EUR	342,435,655	USD	533,627	—
Credit Suisse International	10/3/2017	517,150,227	USD	435,456,424	EUR	2,353,909	—
Credit Suisse International	11/2/2017	342,435,655	USD	289,654,764	EUR	—	(540,731)
Goldman Sachs	10/3/2017	506,947,294	EUR	599,262,396	USD	50,384	—
Goldman Sachs	10/3/2017	603,341,932	USD	507,983,306	EUR	2,804,379	—
Goldman Sachs	11/2/2017	599,262,396	USD	506,142,330	EUR	—	(54,062)
HSBC Holdings PLC	10/3/2017	580,350,233	EUR	684,871,310	USD	1,218,380	—
HSBC Holdings PLC	10/3/2017	517,150,227	USD	435,493,094	EUR	2,310,558	—
HSBC Holdings PLC	11/2/2017	684,871,310	USD	579,432,058	EUR	—	(1,226,548)
JP Morgan Chase Bank N.A.	10/3/2017	579,907,968	EUR	684,871,310	USD	695,534	—
JP Morgan Chase Bank N.A.	10/3/2017	430,958,523	USD	362,586,342	EUR	2,309,172	—
JP Morgan Chase Bank N.A.	11/2/2017	684,871,310	USD	578,989,722	EUR	—	(702,784)
Morgan Stanley & Co. International	10/3/2017	579,172,355	EUR	684,871,310	USD	—	(174,107)
Morgan Stanley & Co. International	10/3/2017	430,958,523	USD	362,910,912	EUR	1,925,465	—
Morgan Stanley & Co. International	11/2/2017	684,871,310	USD	578,257,901	EUR	163,756	—
Nomura International PLC	10/3/2017	289,782,225	EUR	342,435,655	USD	144,714	—
Nomura International PLC	10/3/2017	517,150,227	USD	435,713,243	EUR	2,050,298	—
Nomura International PLC	11/2/2017	342,435,655	USD	289,324,379	EUR	—	(149,526)
Royal Bank of Canada	10/3/2017	507,634,389	EUR	599,262,396	USD	862,667	—
Royal Bank of Canada	10/3/2017	430,958,523	USD	362,968,987	EUR	1,856,809	—
Royal Bank of Canada	11/2/2017	599,262,396	USD	506,831,530	EUR	—	(870,134)
Societe Generale	10/3/2017	13,011,952	EUR	15,336,602	USD	46,119	—
Societe Generale	10/3/2017	217,612,897	EUR	256,826,741	USD	435,092	—
Societe Generale	10/3/2017	344,766,818	USD	290,278,619	EUR	1,599,613	—
Societe Generale	11/2/2017	256,826,741	USD	217,268,640	EUR	—	(438,190)
Standard Chartered Bank	10/3/2017	217,281,507	EUR	256,826,741	USD	43,323	—
Standard Chartered Bank	10/3/2017	344,766,818	USD	290,769,473	EUR	1,019,325	—
Standard Chartered Bank	11/2/2017	256,826,741	USD	216,938,296	EUR	—	(47,035)
State Street Bank and Trust	10/3/2017	507,634,389	EUR	599,262,396	USD	862,667	—
State Street Bank and Trust	10/3/2017	430,958,523	USD	363,427,206	EUR	1,315,102	—
State Street Bank and Trust	11/2/2017	599,262,396	USD	506,825,529	EUR	—	(863,028)
UBS AG	10/3/2017	580,153,587	EUR	684,871,310	USD	985,906	—
UBS AG	10/3/2017	517,150,239	USD	434,833,990	EUR	3,089,762	—
UBS AG	11/2/2017	684,871,310	USD	579,236,034	EUR	—	(994,439)
Wells Fargo Bank N.A.	10/3/2017	579,662,559	EUR	684,871,314	USD	405,409	—
Wells Fargo Bank N.A.	10/3/2017	517,150,227	USD	434,940,036	EUR	2,964,383	—
Wells Fargo Bank N.A.	11/2/2017	684,871,314	USD	578,746,558	EUR	—	(414,852)
Westpac Banking Corp.	10/3/2017	517,150,227	USD	435,609,012	EUR	2,173,520	—
						$47,222,943	$(8,619,288)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.9%
Austria – 4.8%
Lenzing AG	4,793	$695,253
Oesterreichische Post AG	18,127	837,045
Porr AG(a)	9,838	310,824
RHI AG	7,934	331,568
S IMMO AG	16,500	292,107
Telekom Austria AG*	89,458	811,686
UNIQA Insurance Group AG	178,399	1,869,446
Verbund AG	35,744	842,807
Vienna Insurance Group AG Wiener Versicherung Gruppe	37,672	1,113,841
Wienerberger AG	13,717	335,514

Total Austria		7,440,091
Belgium – 6.9%
Ackermans & van Haaren N.V.	4,822	845,679
Barco N.V.	2,712	292,687
Bekaert S.A.	13,057	626,392
bpost S.A.	95,537	2,840,536
Cofinimmo S.A.	8,385	1,077,019
D’ieteren S.A./N.V.	12,118	556,131
Econocom Group S.A./N.V.	23,456	179,106
Elia System Operator S.A./N.V.	15,539	899,956
Euronav N.V.	104,615	860,165
Ion Beam Applications(a)	151	5,130
KBC Ancora	1,619	95,355
Melexis N.V.	8,334	805,930
Ontex Group N.V.	12,492	425,541
Orange Belgium S.A.	14,469	334,579
Warehouses De Pauw CVA	8,238	930,071

Total Belgium		10,774,277
Finland – 9.7%
Aktia Bank Oyj	29,462	322,874
Amer Sports Oyj*	29,663	786,917
Cargotec Oyj Class B	8,462	531,701
Citycon Oyj	200,555	527,776
Cramo Oyj	11,725	307,859
DNA Oyj	35,562	622,212
F-Secure Oyj	37,598	189,794
Huhtamaki Oyj	16,920	683,096
Kemira Oyj	55,989	736,035
Kesko Oyj Class B	27,050	1,450,864
Konecranes Oyj	20,531	911,646
Metsa Board Oyj	79,162	542,327
Metso Oyj	44,121	1,619,041
Nokian Renkaat Oyj	43,986	1,956,768
Outokumpu Oyj	50,936	529,303
Ramirent Oyj	33,563	346,787
Sanoma Oyj	34,457	375,985
Tieto Oyj	28,810	878,386
Tikkurila Oyj	13,777	250,985
Tokmanni Group Corp.	26,012	219,872
Uponor Oyj	16,612	287,903

Valmet Oyj	32,524	$639,421
YIT Oyj	33,682	275,546

Total Finland		14,993,098
France – 15.1%
Altran Technologies S.A.	19,054	350,499
Cie Plastic Omnium S.A.	20,965	897,086
Coface S.A.	27,944	300,292
Edenred	63,841	1,735,874
Elior Group S.A.(b)	19,922	527,560
Elis S.A.	21,160	566,722
Eurazeo S.A.	16,812	1,503,156
Europcar Groupe S.A.(b)	38,319	580,981
Eutelsat Communications S.A.	95,975	2,843,347
Gaztransport Et Technigaz S.A.	17,764	966,027
Havas S.A.(a)	62,332	681,695
IPSOS	10,030	347,246
Jacquet Metal Service	8,377	278,282
Kaufman & Broad S.A.	7,535	363,441
Korian S.A.	10,645	350,542
Lagardere SCA	52,021	1,741,965
LISI	4,946	259,263
Metropole Television S.A.	35,191	813,958
Neopost S.A.	12,557	488,100
Nexans S.A.	4,376	259,545
Nexity S.A.*	18,613	1,137,621
Orpea	4,524	535,897
Rallye S.A.	7,808	144,736
Remy Cointreau S.A.	6,582	779,680
Rexel S.A.	67,404	1,166,588
Rubis SCA	19,556	1,246,813
Sopra Steria Group	2,530	469,731
SPIE S.A.	31,002	853,225
Tarkett S.A.	5,825	262,506
Television Francaise 1	25,904	378,662
Vicat S.A.	8,055	614,780

Total France		23,445,820
Germany – 17.9%
Aareal Bank AG	26,429	1,119,329
alstria office REIT-AG	48,049	686,470
AURELIUS Equity Opportunities SE & Co. KGaA(a)	19,810	1,303,054
Aurubis AG	9,317	754,937
BayWa AG	5,938	236,500
Bechtle AG	4,555	341,296
Bilfinger SE(a)	11,619	486,666
Capital Stage AG	31,692	236,524
Carl Zeiss Meditec AG Bearer Shares	7,145	373,054
CompuGroup Medical SE	4,238	240,087
CTS Eventim AG & Co. KGaA	17,105	746,781
Diebold Nixdorf AG	5,613	471,797
DMG MORI AG	7,610	472,318
Drillisch AG	16,608	1,165,080
Duerr AG	6,699	896,097
Elmos Semiconductor AG	7,212	186,805

See Notes to Financial Statements.

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2017

Investments	Shares	Value

Freenet AG	52,483	$1,755,264
Gerresheimer AG	2,782	215,389
Hamburger Hafen und Logistik AG	16,184	509,887
Hella KGaA Hueck & Co.	18,719	1,103,713
Hugo Boss AG	24,068	2,122,322
Indus Holding AG	5,096	376,952
Jenoptik AG	6,778	224,643
K+S AG Registered Shares	25,425	692,823
Kloeckner & Co. SE	19,216	246,481
Krones AG(a)	3,535	491,250
LANXESS AG	9,561	754,589
LEG Immobilien AG	15,847	1,603,470
Leoni AG	6,240	413,919
Nemetschek SE	1,230	99,999
NORMA Group SE	5,192	341,517
Pfeiffer Vacuum Technology AG	2,519	397,260
Rheinmetall AG	6,141	692,303
RHOEN-KLINIKUM AG	6,772	228,087
Salzgitter AG	5,570	252,727
Scout24 AG(b)	6,592	269,640
Sixt SE	7,216	574,717
Software AG	9,468	462,329
STADA Arzneimittel AG	6,201	603,620
Stroeer SE & Co. KGaA	8,678	567,740
Suedzucker AG	24,541	527,300
Takkt AG	14,042	322,049
TLG Immobilien AG	24,774	571,405
VTG AG	4,990	277,261
Wacker Neuson SE	10,689	354,707
Washtec AG	3,032	266,323
Wuestenrot & Wuerttembergische AG	28,473	774,198

Total Germany		27,810,679
Ireland – 1.1%
C&C Group PLC	13,661	49,258
Glanbia PLC	21,547	406,292
Irish Continental Group PLC	41,465	277,207
Kingspan Group PLC	17,319	736,673
Origin Enterprises PLC	26,449	208,245

Total Ireland		1,677,675
Italy – 23.2%
A2A SpA	796,026	1,369,244
ACEA SpA	44,123	684,368
Anima Holding SpA(b)	71,597	578,104
Ascopiave SpA	90,575	375,414
ASTM SpA	27,587	715,863
Autogrill SpA	29,653	385,613
Azimut Holding SpA	56,686	1,226,359
Banca Generali SpA	36,564	1,268,681
Banca IFIS SpA	13,259	725,115
Banca Popolare di Sondrio SCPA	81,354	350,083
Biesse SpA	8,035	355,927
BPER Banca	70,859	423,874
Brembo SpA	45,538	770,917

Cerved Information Solutions SpA	48,219	$570,045
CIR-Compagnie Industriali Riunite SpA	13,046	20,173
Credito Emiliano SpA	2,434	21,883
Datalogic SpA	7,966	280,356
De’ Longhi SpA	34,303	1,104,663
DiaSorin SpA	5,532	493,438
Ei Towers SpA	8,462	500,689
Enav SpA(b)	219,991	1,008,044
ERG SpA	50,917	813,222
FinecoBank Banca Fineco SpA	213,248	1,890,762
Hera SpA	385,973	1,213,750
Immobiliare Grande Distribuzione SIIQ SpA	475,135	495,704
Industria Macchine Automatiche SpA	7,072	671,767
Infrastrutture Wireless Italiane SpA(b)	139,448	923,190
Interpump Group SpA	9,829	305,834
Iren SpA	288,794	775,005
Italgas SpA	281,723	1,582,001
Italmobiliare SpA	9,299	250,976
Maire Tecnimont SpA	56,600	313,284
MARR SpA	21,471	566,041
Moncler SpA	18,650	538,413
OVS SpA(b)	58,587	447,429
Parmalat SpA	101,528	372,082
Piaggio & C. SpA	126,016	394,787
Prysmian SpA	33,620	1,135,928
RAI Way SpA(b)	92,551	500,021
Salini Impregilo SpA	93,406	368,376
Salvatore Ferragamo SpA	23,052	647,236
Saras SpA	406,931	1,091,075
Societa Cattolica di Assicurazioni SCRL	69,198	601,273
Societa Iniziative Autostradali e Servizi SpA	67,856	1,083,763
Tod’s SpA	980	69,455
Unione di Banche Italiane SpA	263,452	1,366,032
Unipol Gruppo Finanziario SpA	222,424	1,019,718
UnipolSai Assicurazioni SpA	1,316,028	3,074,276
Zignago Vetro SpA	27,519	264,168

Total Italy		36,004,421
Netherlands – 7.6%
Aalberts Industries N.V.	15,807	764,393
Accell Group	6,238	192,845
Amsterdam Commodities N.V.	7,649	224,077
Arcadis N.V.	4,451	95,952
ASM International N.V.	8,380	529,916
ASR Nederland N.V.	55,180	2,207,837
BE Semiconductor Industries N.V.	12,769	888,370
Boskalis Westminster	34,062	1,190,928
Corbion N.V.	18,125	583,896
Euronext N.V.(b)	18,650	1,135,253
Flow Traders(b)	20,005	538,035
ForFarmers N.V.	23,444	304,870
Gemalto N.V.	3,838	171,487
IMCD Group N.V.	4,770	292,556
Intertrust N.V.(b)	14,788	240,208

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2017

Investments	Shares	Value

Koninklijke BAM Groep N.V.	50,109	$286,597
PostNL N.V.	106,279	457,843
Refresco Group N.V.(b)	15,000	302,170
SBM Offshore N.V.	38,604	700,309
TKH Group N.V. CVA	10,244	665,590

Total Netherlands		11,773,132
Portugal – 3.6%
Altri, SGPS, S.A.	112,023	591,713
Corticeira Amorim, SGPS, S.A.	8,964	125,736
CTT-Correios de Portugal S.A.	1,689	10,179
Mota-Engil, SGPS, S.A.	112,362	421,351
Navigator Co. S.A. (The)	262,467	1,279,629
NOS, SGPS, S.A.	143,214	887,171
REN – Redes Energeticas Nacionais, SGPS, S.A.	258,017	840,046
Semapa-Sociedade de Investimento e Gestao	19,112	366,252
Sonae Capital, SGPS, S.A.	252,164	259,652
Sonae, SGPS, S.A.	703,379	848,997

Total Portugal		5,630,726
Spain – 10.0%
Acciona S.A.	14,727	1,184,767
Acerinox S.A.(a)	58,732	847,082
Almirall S.A.	1,786	18,179
Applus Services S.A.	21,647	271,265
Atresmedia Corp. de Medios de Comunicacion S.A.	42,759	449,386
Bolsas y Mercados Espanoles SHMSF S.A.	30,335	1,047,171
Cellnex Telecom S.A.(b)	8,734	199,898
Cia de Distribucion Integral Logista Holdings S.A.	42,754	1,028,313
Cie Automotive S.A.	24,843	663,454
Construcciones y Auxiliar de Ferrocarriles S.A.	5,262	212,936
Distribuidora Internacional de Alimentacion S.A.	144,039	840,346
Ebro Foods S.A.(a)	40,363	956,728
Elecnor S.A.	19,255	268,379
Ence Energia y Celulosa S.A.	72,964	379,535

Euskaltel S.A.(b)	24,161	$217,480
Faes Farma S.A.	87,737	293,535
Grupo Catalana Occidente S.A.	23,168	975,877
Mediaset Espana Comunicacion S.A.	127,879	1,444,208
Papeles y Cartones de Europa S.A.	28,261	265,611
Prosegur Cia de Seguridad S.A.	100,225	750,016
Saeta Yield S.A.	49,589	566,309
Tecnicas Reunidas S.A.	17,344	548,381
Viscofan S.A.	11,079	678,848
Zardoya Otis S.A.	123,499	1,366,564

Total Spain		15,474,268
TOTAL COMMON STOCKS (Cost: $125,726,298)		155,024,187
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $3,273,457)(d)	3,273,457	3,273,457
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $128,999,755)		158,297,644
Other Assets less Liabilities – (2.0)%		(3,093,835)

NET ASSETS – 100.0%		$155,203,809

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $3,465,670 and the total market value of the collateral held by the Fund was $3,633,066. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $359,609.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	26,248,212	EUR	31,029,718	USD	$903	$—
Bank of America N.A.	10/3/2017	31,101,522	USD	26,114,972	EUR	228,417	—
Bank of America N.A.	11/2/2017	32,351,724	USD	27,323,468	EUR	—	(1,634)
Barclays Bank PLC	10/3/2017	26,248,101	EUR	31,029,718	USD	771	—
Barclays Bank PLC	11/2/2017	32,351,724	USD	27,323,099	EUR	—	(1,197)
Citibank N.A.	10/3/2017	290,483	EUR	341,923	USD	1,486	—
Citibank N.A.	10/3/2017	26,248,212	EUR	31,029,718	USD	903	—
Citibank N.A.	10/3/2017	31,101,522	USD	26,120,017	EUR	222,454	—
Citibank N.A.	11/2/2017	32,351,724	USD	27,323,514	EUR	—	(1,689)
Credit Suisse International	10/3/2017	19,998,554	EUR	23,641,691	USD	588	—
Credit Suisse International	10/3/2017	31,101,522	USD	26,120,368	EUR	222,039	—
Credit Suisse International	11/2/2017	24,648,934	USD	20,818,005	EUR	—	(1,391)
Goldman Sachs	10/3/2017	26,248,079	EUR	31,029,718	USD	745	—
Goldman Sachs	10/3/2017	31,101,522	USD	26,119,929	EUR	222,558	—
Goldman Sachs	11/2/2017	32,351,724	USD	27,323,007	EUR	—	(1,088)

See Notes to Financial Statements.

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/3/2017	23,696,398	USD	19,900,882	EUR	$169,588	$—
Morgan Stanley & Co. International	10/3/2017	73,000	USD	61,762	EUR	—	(15)
						$1,070,452	$(7,014)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.8%
Austria – 0.2%
Lenzing AG	526	$76,300
Belgium – 0.3%
Ion Beam Applications	715	24,293
Melexis N.V.	722	69,820

Total Belgium		94,113
Denmark – 6.9%
Chr Hansen Holding A/S	1,357	116,410
Coloplast A/S Class B	3,453	280,308
Novo Nordisk A/S Class B	37,592	1,797,546
Novozymes A/S Class B	2,720	139,613
Pandora A/S	695	68,619
Royal Unibrew A/S	918	50,313
Vestas Wind Systems A/S	2,084	187,053

Total Denmark		2,639,862
Finland – 3.1%
Elisa Oyj	5,263	226,602
Huhtamaki Oyj	1,628	65,726
Kone Oyj Class B	7,940	420,523
Konecranes Oyj	1,222	54,261
Metsa Board Oyj	7,012	48,038
Nokian Renkaat Oyj	2,320	103,208
Orion Oyj Class B	2,167	100,577
Valmet Oyj	2,134	41,954
Wartsila Oyj Abp	1,907	135,042

Total Finland		1,195,931
France – 11.0%
Airbus SE	8,083	768,375
Altran Technologies S.A.	2,297	42,253
BioMerieux	680	55,364
Capgemini SE	1,944	227,889
Christian Dior SE	1,063	340,497
Cie Generale des Etablissements Michelin	1,822	266,015
Cie Plastic Omnium S.A.	1,444	61,788
Essilor International S.A.	1,834	227,114
Faurecia	1,447	100,466
Hermes International	399	201,203
Ingenico Group S.A.	604	57,267
Ipsen S.A.	670	89,069
LVMH Moet Hennessy Louis Vuitton SE	3,858	1,064,748
Orpea	323	38,261
SEB S.A.	266	48,805
Societe BIC S.A.	711	85,231
Sodexo S.A.	1,161	144,802
Teleperformance	343	51,214
Thales S.A.	1,937	219,329
Valeo S.A.	1,834	136,117

Total France		4,225,807
Germany – 10.6%
adidas AG	1,048	237,134
Aurubis AG	775	62,797

Continental AG	1,622	$411,789
Covestro AG(a)	3,092	265,927
CTS Eventim AG & Co. KGaA	1,420	61,995
Deutsche Wohnen SE Bearer Shares	5,156	218,948
Diebold Nixdorf AG	577	48,499
Fielmann AG	1,042	90,307
Fuchs Petrolub SE	1,103	56,631
Hella KGaA Hueck & Co.	1,192	70,283
Henkel AG & Co. KGaA	2,004	243,902
Hugo Boss AG	1,265	111,548
Infineon Technologies AG	9,560	240,390
K+S AG Registered Shares(b)	2,174	59,241
KION Group AG	901	86,246
Leoni AG	697	46,234
MTU Aero Engines AG	628	100,190
SAP SE	10,869	1,191,004
Symrise AG	1,240	94,215
TUI AG	13,411	227,987
United Internet AG Registered Shares	2,375	147,883

Total Germany		4,073,150
Ireland – 0.2%
Kerry Group PLC Class A	718	69,001
Italy – 2.3%
Anima Holding SpA(a)	10,831	87,454
Azimut Holding SpA	6,162	133,310
Banca IFIS SpA	1,183	64,697
Brembo SpA	3,132	53,022
De’ Longhi SpA	2,308	74,325
DiaSorin SpA	575	51,288
Ferrari N.V.	729	80,581
Industria Macchine Automatiche SpA	641	60,888
Prysmian SpA	2,805	94,773
Recordati SpA	3,077	141,867
Salvatore Ferragamo SpA	1,859	52,196

Total Italy		894,401
Netherlands – 3.8%
ASM International N.V.	784	49,577
ASML Holding N.V.	3,003	511,398
BE Semiconductor Industries N.V.	953	66,303
Corbion N.V.	1,854	59,727
Euronext N.V.(a)	1,541	93,803
Flow Traders(a)	1,100	29,585
GrandVision N.V.(a)	1,358	34,348
Koninklijke Vopak N.V.	1,506	66,061
SBM Offshore N.V.	2,978	54,023
Steinhoff International Holdings N.V.	60,037	267,720
TKH Group N.V. CVA	953	61,920
Wolters Kluwer N.V.	3,467	160,238

Total Netherlands		1,454,703
Norway – 2.2%
Borregaard ASA	4,921	55,174
Entra ASA(a)	3,326	45,543

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2017

Investments	Shares	Value

Leroy Seafood Group ASA	12,026	$76,972
Marine Harvest ASA*	18,585	367,717
Orkla ASA	17,932	184,044
Salmar ASA	2,895	81,828
Veidekke ASA	3,126	39,172

Total Norway		850,450
Portugal – 0.6%
Jeronimo Martins, SGPS, S.A.	10,958	216,211
Spain – 4.0%
Amadeus IT Group S.A.	5,562	361,581
Atresmedia Corp. de Medios de Comunicacion S.A.	5,481	57,604
Grifols S.A.	4,248	123,792
Industria de Diseno Textil S.A.	22,971	865,879
Prosegur Cia de Seguridad S.A.	6,491	48,574
Tecnicas Reunidas S.A.	1,883	59,536

Total Spain		1,516,966
Sweden – 8.9%
AAK AB	318	24,018
Assa Abloy AB Class B	8,785	200,189
Atlas Copco AB Class A	10,276	434,212
Atlas Copco AB Class B	5,916	228,889
Axfood AB	2,668	45,663
Bilia AB Class A	4,510	49,728
Boliden AB	3,208	108,357
Castellum AB	4,486	70,238
Electrolux AB Series B	2,062	69,876
Fabege AB	3,361	68,765
Hemfosa Fastigheter AB	6,920	87,747
Hennes & Mauritz AB Class B	12,694	328,145
Hexagon AB Class B	2,374	117,415
Hexpol AB	968	10,163
Husqvarna AB Class B	5,247	53,869
Intrum Justitia AB(b)	1,155	40,753
Investment AB Latour Class B	7,929	107,147
JM AB	1,081	33,891
L E Lundbergforetagen AB Class B	499	39,799
Loomis AB Class B	1,469	58,257
Melker Schorling AB	695	47,342
NetEnt AB*	5,497	42,563
Nibe Industrier AB Class B	4,519	45,426
Peab AB	5,266	58,000
Sandvik AB	15,932	274,240
Securitas AB Class B	5,623	93,965
SKF AB Class B	7,298	158,704
Sweco AB Class B	1,996	48,785
Trelleborg AB Class B	3,418	85,425
Volvo AB Class B	19,576	376,538

Total Sweden		3,408,109
Switzerland – 17.8%
ABB Ltd. Registered Shares	37,186	920,042
Cie Financiere Richemont S.A. Registered Shares	4,250	388,719
EMS-Chemie Holding AG Registered Shares	354	235,610

GAM Holding AG*	5,974	$92,611
Geberit AG Registered Shares	460	217,782
Givaudan S.A. Registered Shares	178	387,604
Kuehne + Nagel International AG Registered Shares	2,289	424,160
Logitech International S.A. Registered Shares	2,065	75,357
Lonza Group AG Registered Shares*	611	160,391
Oriflame Holding AG	922	31,357
Partners Group Holding AG	459	311,661
Roche Holding AG Bearer Shares	2,706	689,364
Roche Holding AG Genusschein	9,126	2,331,487
Schindler Holding AG Participation Certificate	319	70,519
Schindler Holding AG Registered Shares	613	131,964
Sonova Holding AG Registered Shares	927	157,406
Straumann Holding AG Registered Shares	144	92,567
Swatch Group AG (The) Bearer Shares	266	110,733

Total Switzerland		6,829,334
United Kingdom – 27.9%
Ashmore Group PLC	26,004	118,341
Ashtead Group PLC	4,955	119,595
Associated British Foods PLC	5,853	250,736
AVEVA Group PLC	2,090	68,279
Bellway PLC	1,813	80,197
Berkeley Group Holdings PLC	3,298	164,468
BGEO Group PLC	1,016	44,438
Big Yellow Group PLC	2,921	29,667
Brewin Dolphin Holdings PLC	15,619	73,155
British American Tobacco PLC	23,742	1,488,193
Burberry Group PLC	2,202	51,996
Cineworld Group PLC	8,423	76,562
Coca-Cola European Partners PLC	5,158	216,319
Compass Group PLC	18,252	387,642
Computacenter PLC	5,385	71,309
Crest Nicholson Holdings PLC	3,877	28,765
Croda International PLC	2,239	113,940
Diageo PLC	33,335	1,097,077
Domino’s Pizza Group PLC	11,298	47,020
Dunelm Group PLC	7,203	68,372
easyJet PLC	7,431	121,332
Electrocomponents PLC	8,799	73,310
FDM Group Holdings PLC	1,745	22,522
Fresnillo PLC	7,164	135,043
Galliford Try PLC	4,524	82,122
Greggs PLC	4,439	74,266
Halma PLC	5,357	80,497
Hargreaves Lansdown PLC	5,849	116,140
Hikma Pharmaceuticals PLC	1,128	18,327
Howden Joinery Group PLC	1,558	9,009
Jardine Lloyd Thompson Group PLC	6,179	101,470
Johnson Matthey PLC	2,984	136,919
Jupiter Fund Management PLC	11,016	81,583
Mediclinic International PLC	6,440	56,161
Merlin Entertainments PLC(a)	2,611	15,606
Moneysupermarket.com Group PLC	14,339	61,177
Pagegroup PLC	10,335	69,039

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2017

Investments	Shares	Value

Persimmon PLC	7,728	$267,709
Reckitt Benckiser Group PLC	6,986	638,567
RELX N.V.	12,338	262,693
RELX PLC	13,637	299,507
Renishaw PLC	1,241	79,303
Rightmove PLC	921	49,982
RPC Group PLC	8,090	107,508
Sage Group PLC (The)	19,465	182,415
Segro PLC	25,807	185,584
Spirax-Sarco Engineering PLC	1,020	75,609
Synthomer PLC	9,335	61,156
Taylor Wimpey PLC	32,157	84,345
Unilever N.V. CVA	23,295	1,378,068
Unilever PLC	16,570	960,163
WH Smith PLC	3,278	88,882
Whitbread PLC	983	49,668
William Hill PLC	23,454	79,423

Total United Kingdom		10,701,176

TOTAL COMMON STOCKS (Cost: $34,863,459)		$38,245,514
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $63,895)(d)	63,895	$63,895
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $34,927,354)		38,309,409
Other Assets less Liabilities – 0.0%		14,838

NET ASSETS – 100.0%		$38,324,247
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)	At September 30, 2017, the total market value of the Fund’s securities on loan was $60,719 and the total market value of the collateral held by the Fund was $63,895.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	10/2/2017	14,781	USD	120,237	SEK	$50	$—

CURRENCY LEGEND
SEK – Swedish krona
USD – U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 1.1%
Austria Technologie & Systemtechnik AG	141,169	$2,002,679
DO & Co. AG(a)	11,653	571,160
POLYTEC Holding AG	40,238	954,717
Porr AG(a)	93,097	2,941,332
RHI AG	77,073	3,220,938
S IMMO AG	134,191	2,375,642
Zumtobel Group AG	39,536	687,070

Total Austria		12,753,538
Belgium – 2.4%
Barco N.V.	23,910	2,580,439
Euronav N.V.(a)	1,030,267	8,471,058
EVS Broadcast Equipment S.A.	47,541	1,798,213
Exmar N.V.(a)	178,221	947,696
Ion Beam Applications(a)	15,472	525,683
Orange Belgium S.A.	134,993	3,121,554
Recticel S.A.	146,425	1,313,856
Rezidor Hotel Group AB	230,411	923,072
Warehouses De Pauw CVA	57,773	6,522,574

Total Belgium		26,204,145
Denmark – 2.3%
Alm Brand A/S	376,920	3,712,436
Matas A/S	201,324	2,942,398
NNIT A/S(b)	47,530	1,434,629
Per Aarsleff Holding A/S	52,037	1,529,333
Ringkjoebing Landbobank A/S	38,947	2,010,830
Scandinavian Tobacco Group A/S Class A(b)	288,626	5,121,612
SimCorp A/S	54,814	3,348,158
Spar Nord Bank A/S	420,890	5,242,069

Total Denmark		25,341,465
Finland – 4.8%
Aktia Bank Oyj	132,927	1,456,746
CapMan Oyj Class B	710,091	1,385,124
Cramo Oyj	106,297	2,791,003
DNA Oyj	327,943	5,737,872
F-Secure Oyj	224,861	1,135,096
Finnair Oyj	205,018	2,716,992
Kemira Oyj	413,279	5,432,989
Lehto Group Oyj	81,366	1,224,509
Oriola Oyj Class B	423,971	1,704,142
Raisio Oyj Class V	545,021	2,364,667
Ramirent Oyj	198,188	2,047,762
Sanoma Oyj	342,618	3,738,545
Technopolis Oyj	486,836	2,261,861
Tieto Oyj	300,006	9,146,860
Tikkurila Oyj	161,517	2,942,467
Tokmanni Group Corp.	233,445	1,973,247
Uponor Oyj	184,829	3,203,279
YIT Oyj	309,315	2,530,450

Total Finland		53,793,611

France – 4.3%
Albioma S.A.	87,471	$1,973,028
Beneteau S.A.	45,101	783,780
Bourbon Corp.(a)	99,159	896,777
Chargeurs S.A.	48,442	1,471,790
Chargeurs S.A.*	461	12,153
Coface S.A.	222,315	2,389,040
Europcar Groupe S.A.(b)	399,452	6,056,374
Gaztransport Et Technigaz S.A.(a)	147,205	8,005,180
Haulotte Group S.A.	43,558	823,908
IPSOS	93,249	3,228,346
Jacquet Metal Service	34,244	1,137,579
Kaufman & Broad S.A.	81,262	3,919,570
Lectra	32,325	1,014,980
Manitou BF S.A.	48,703	1,828,059
Mersen S.A.	32,858	1,183,210
Neopost S.A.	119,704	4,652,980
Oeneo S.A.	98,669	1,119,806
Rallye S.A.	287,199	5,323,775
Technicolor S.A. Registered Shares	461,622	1,593,529

Total France		47,413,864
Germany – 10.0%
alstria office REIT-AG	546,732	7,811,094
AURELIUS Equity Opportunities SE & Co. KGaA(a)	199,962	13,153,015
BayWa AG	44,872	1,787,175
Bertrandt AG(a)	27,772	2,796,633
bet-at-home.com AG	10,150	1,422,520
Bilfinger SE(a)	116,921	4,897,274
CANCOM SE(a)	15,046	1,129,498
Capital Stage AG(a)	364,763	2,722,308
Cewe Stiftung & Co. KGaA	18,314	1,740,941
CropEnergies AG	110,006	1,363,564
Deutz AG	90,796	733,662
Elmos Semiconductor AG	29,947	775,687
ElringKlinger AG(a)	144,683	2,697,366
Gerry Weber International AG(a)	68,365	852,662
GFT Technologies SE(a)	37,025	694,645
Grammer AG	26,707	1,741,882
Hamburger Hafen und Logistik AG	172,332	5,429,426
Indus Holding AG	46,202	3,417,572
Jenoptik AG	54,436	1,804,170
Kloeckner & Co. SE	187,667	2,407,179
Koenig & Bauer AG	11,555	952,534
Leoni AG	30,710	2,037,093
MLP SE	151,672	1,045,895
NORMA Group SE	53,427	3,514,299
Pfeiffer Vacuum Technology AG	23,203	3,659,238
RHOEN-KLINIKUM AG	71,507	2,408,417
RIB Software SE(a)	45,801	971,919
Salzgitter AG(a)	46,805	2,123,675
Sixt SE	75,147	5,985,066
SMA Solar Technology AG(a)	29,111	1,141,374
Takkt AG	98,467	2,258,308

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2017

Investments	Shares	Value

TLG Immobilien AG	288,855	$6,662,357
VERBIO Vereinigte BioEnergie AG	92,398	902,263
VTG AG(a)	56,217	3,123,606
Wacker Neuson SE	148,763	4,936,602
Washtec AG	33,785	2,967,587
Wuestenrot & Wuerttembergische AG	223,066	6,065,295
Zeal Network SE	44,857	1,376,126

Total Germany		111,509,927
Ireland – 1.7%
C&C Group PLC	1,144,106	4,125,312
Greencore Group PLC	1,077,104	2,835,279
Hostelworld Group PLC(b)	305,098	1,470,535
IFG Group PLC	342,121	732,064
Irish Continental Group PLC	352,780	2,358,453
Origin Enterprises PLC	319,108	2,512,480
Total Produce PLC	453,127	1,232,079
UDG Healthcare PLC	289,153	3,295,568

Total Ireland		18,561,770
Italy – 11.6%
Anima Holding SpA(b)	1,045,557	8,442,268
Ascopiave SpA	665,383	2,757,873
Astaldi SpA	283,017	1,938,906
ASTM SpA	239,261	6,208,650
Banca IFIS SpA	108,338	5,924,847
Banca Popolare di Sondrio SCPA	612,737	2,636,733
Banca Sistema SpA(b)	281,734	791,364
Biesse SpA	23,752	1,052,143
Brunello Cucinelli SpA(a)	50,667	1,571,736
Cairo Communication SpA	171,173	866,103
Cementir Holding SpA	270,950	2,283,860
Cerved Information Solutions SpA	435,051	5,143,170
CIR-Compagnie Industriali Riunite SpA	1,997,231	3,088,352
Cofide SpA	1,376,657	1,027,756
Datalogic SpA	67,782	2,385,525
Ei Towers SpA	84,238	4,984,285
El.En. SpA	20,603	578,475
Enav SpA(b)	2,124,975	9,737,071
ePrice SpA(a)	158,480	575,180
ERG SpA	505,798	8,078,360
Esprinet SpA	114,797	676,665
Falck Renewables SpA	1,033,725	1,960,199
Immobiliare Grande Distribuzione SIIQ SpA	4,179,279	4,360,204
Italmobiliare SpA	83,011	2,240,435
La Doria SpA	83,686	1,378,144
Maire Tecnimont SpA(a)	579,302	3,206,470
MARR SpA	182,022	4,798,654
OVS SpA(b)	487,612	3,723,897
Piaggio & C. SpA	835,471	2,617,387
RAI Way SpA(b)	603,794	3,262,088
SAES Getters SpA	45,525	1,439,675
Salini Impregilo SpA	772,640	3,047,151
Saras SpA	3,617,789	9,700,118
Societa Cattolica di Assicurazioni SCRL	671,072	5,831,056

Technogym SpA(b)	164,251	$1,455,360
Tod’s SpA(a)	79,661	5,645,802
Vittoria Assicurazioni SpA	102,677	1,395,924
Zignago Vetro SpA	263,175	2,526,338

Total Italy		129,338,224
Netherlands – 5.1%
Accell Group	54,113	1,672,877
AMG Advanced Metallurgical Group N.V.	23,591	1,017,540
Amsterdam Commodities N.V.	60,920	1,784,645
Arcadis N.V.	203,855	4,394,585
BE Semiconductor Industries N.V.	97,392	6,775,799
Beter Bed Holding N.V.	96,928	1,836,276
BinckBank N.V.	243,139	1,257,257
Brunel International N.V.(a)	135,553	2,160,179
Corbion N.V.	181,753	5,855,161
Flow Traders(a)(b)	197,030	5,299,129
ForFarmers N.V.	216,639	2,817,215
Intertrust N.V.(b)	215,546	3,501,204
Koninklijke BAM Groep N.V.	433,210	2,477,736
PostNL N.V.	1,047,794	4,513,828
Refresco Group N.V.(b)	147,616	2,973,677
SIF Holding N.V.(a)	44,370	951,257
TKH Group N.V. CVA	89,645	5,824,565
Wessanen	67,781	1,274,078

Total Netherlands		56,387,008
Norway – 7.8%
ABG Sundal Collier Holding ASA	4,870,780	3,426,550
Arcus ASA(b)	307,178	1,674,752
Atea ASA*	523,156	6,900,667
Austevoll Seafood ASA	637,787	6,650,041
Borregaard ASA	345,137	3,869,638
Ekornes ASA	128,035	1,817,514
Entra ASA(b)	268,075	3,670,738
Europris ASA(b)	860,604	4,140,690
Grieg Seafood ASA	637,805	6,281,662
Norway Royal Salmon ASA	228,718	4,812,666
Protector Forsikring ASA	264,683	2,601,842
Scatec Solar ASA(b)	207,885	1,091,616
Selvaag Bolig ASA	265,352	1,133,370
Skandiabanken ASA(b)	207,553	2,294,469
SpareBank 1 Nord Norge	369,453	2,865,938
SpareBank 1 SMN	493,943	5,041,628
SpareBank 1 SR-Bank ASA	695,436	7,491,381
Sparebanken Vest	303,196	2,132,957
TGS Nopec Geophysical Co. ASA	270,208	6,432,473
Tomra Systems ASA	316,081	4,745,007
Veidekke ASA	231,534	2,901,337
Weifa ASA(a)	181,622	793,996
XXL ASA(b)	337,015	3,672,732

Total Norway		86,443,664
Portugal – 3.5%
Altri, SGPS, S.A.	854,046	4,511,128
Corticeira Amorim, SGPS, S.A.	161,987	2,272,159

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2017

Investments	Shares	Value

CTT-Correios de Portugal S.A.	1,081,227	$6,516,396
Mota-Engil, SGPS, S.A.	1,090,699	4,090,052
REN – Redes Energeticas Nacionais, SGPS, S.A.	2,681,701	8,731,021
Semapa-Sociedade de Investimento e Gestao	147,152	2,819,940
Sonae Capital, SGPS, S.A.	1,643,488	1,692,292
Sonae, SGPS, S.A.	7,164,555	8,647,801

Total Portugal		39,280,789
Spain – 2.6%
Applus Services S.A.	151,202	1,894,760
Construcciones y Auxiliar de Ferrocarriles S.A.	43,739	1,769,972
Elecnor S.A.(a)	114,083	1,590,104
Ence Energia y Celulosa S.A.	481,548	2,504,857
Euskaltel S.A.(b)	197,007	1,773,312
Faes Farma S.A.	826,377	2,764,747
Fluidra S.A.	147,661	1,556,245
Obrascon Huarte Lain S.A.*(a)	421,547	1,522,965
Papeles y Cartones de Europa S.A.	226,287	2,126,755
Saeta Yield S.A.	499,723	5,706,860
Tecnicas Reunidas S.A.(a)	197,288	6,237,837

Total Spain		29,448,414
Sweden – 12.4%
Acando AB	416,075	1,498,662
AddTech AB Class B	98,060	1,964,239
AF AB Class B	162,187	3,779,300
Alimak Group AB(b)	57,181	1,040,310
Attendo AB(b)	153,348	1,761,303
Avanza Bank Holding AB	75,511	3,156,487
Bergman & Beving AB Class B	63,125	844,904
Betsson AB*	639,069	5,813,384
Bilia AB Class A	425,502	4,691,686
BioGaia AB Class B	29,890	1,109,566
Biotage AB	116,414	866,436
Bonava AB Class B	90,135	1,455,438
Bravida Holding AB(b)	358,900	2,622,821
Bufab AB	82,206	1,075,118
Bulten AB	70,729	1,091,825
Byggmax Group AB	186,894	1,568,450
Capio AB(b)	204,885	1,197,329
Clas Ohlson AB Class B	175,771	3,251,689
Cloetta AB Class B	497,228	1,705,683
Com Hem Holding AB	273,000	3,893,143
Coor Service Management Holding AB(b)	332,035	2,359,373
Duni AB	72,184	1,131,972
Dustin Group AB(b)	204,904	1,725,869
Evolution Gaming Group AB(b)	32,980	2,097,021
Granges AB	189,653	2,166,673
Gunnebo AB	193,232	980,086
Hemfosa Fastigheter AB	604,860	7,669,729
HIQ International AB*	234,287	1,750,906
Inwido AB	135,704	1,724,906
ITAB Shop Concept AB Class B(a)	121,408	948,227
KappAhl AB	201,664	1,266,214

KNOW IT AB	52,644	$841,675
Kungsleden AB	687,747	4,722,686
Lagercrantz Group AB Class B	106,784	1,056,412
LeoVegas AB(b)	153,333	1,296,193
Lindab International AB	109,190	1,155,797
Mekonomen AB	113,862	2,573,712
Modern Times Group MTG AB Class B	213,616	7,720,414
MQ Holding AB	224,118	884,133
Mycronic AB(a)	216,165	2,959,496
NetEnt AB*	555,958	4,304,709
Nobia AB	503,250	5,006,389
Nobina AB(b)	445,424	2,597,559
Nolato AB Class B	53,910	2,595,653
Nordax Group AB(b)	308,878	1,816,406
Nordic Waterproofing Holding A/S(b)	81,582	929,527
NP3 Fastigheter AB	193,464	1,147,177
Paradox Interactive AB	123,781	1,292,805
Platzer Fastigheter Holding AB Class B	142,213	884,220
Pricer AB Class B(a)	598,660	726,106
Ratos AB Class B(a)	899,332	4,391,796
Resurs Holding AB(a)(b)	921,444	6,502,438
Rottneros AB	729,483	594,322
Scandi Standard AB	155,636	1,139,286
Scandic Hotels Group AB(b)	239,287	3,276,057
Systemair AB	43,053	717,343
Thule Group AB(b)	153,753	3,296,450
Wihlborgs Fastigheter AB	207,025	5,052,391

Total Sweden		137,689,901
Switzerland – 4.0%
Ascom Holding AG Registered Shares	137,052	3,016,957
Bobst Group S.A. Registered Shares	23,476	2,581,487
Daetwyler Holding AG Bearer Shares	15,194	2,405,664
EFG International AG*	829,707	7,185,763
GAM Holding AG*	671,833	10,414,939
Implenia AG Registered Shares	44,288	2,931,631
Kudelski S.A. Bearer Shares	98,844	1,236,061
Mobilezone Holding AG Registered Shares	105,009	1,324,008
Oriflame Holding AG	142,798	4,856,533
Tecan Group AG Registered Shares	10,521	2,179,008
u-blox Holding AG*	6,501	1,283,941
Valiant Holding AG Registered Shares	40,872	4,443,711
Zehnder Group AG	28,302	994,489

Total Switzerland		44,854,192
United Kingdom – 26.1%
A.G. Barr PLC	144,548	1,198,505
AA PLC	1,315,404	2,991,355
Abcam PLC	110,236	1,508,561
Ascential PLC	297,255	1,369,920
AVEVA Group PLC	69,399	2,267,208
BCA Marketplace PLC(a)	1,231,632	3,627,059
BGEO Group PLC	45,358	1,983,858
Big Yellow Group PLC	316,885	3,218,376
Bodycote PLC	209,139	2,571,619

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2017

Investments	Shares	Value

Bovis Homes Group PLC	337,595	$4,955,101
Brewin Dolphin Holdings PLC	621,169	2,909,369
Card Factory PLC	1,357,598	5,611,798
Carillion PLC(a)	2,091,545	1,438,137
Central Asia Metals PLC(a)	435,548	1,355,699
Chesnara PLC	359,852	1,903,421
Cineworld Group PLC	394,496	3,585,841
Clarkson PLC	39,852	1,529,703
Clinigen Group PLC*	44,158	631,547
CMC Markets PLC(b)	876,555	1,905,168
Coats Group PLC	1,002,459	1,051,750
Computacenter PLC	174,205	2,306,837
Concentric AB	97,715	1,649,064
Connect Group PLC	1,003,236	1,359,451
Consort Medical PLC	74,787	1,090,674
Costain Group PLC	199,319	1,198,694
Countryside Properties PLC(b)	533,431	2,484,833
Cranswick PLC	43,206	1,711,195
Crest Nicholson Holdings PLC	607,585	4,507,869
Dairy Crest Group PLC(a)	289,174	2,384,077
De La Rue PLC	206,196	1,794,029
Debenhams PLC	4,894,273	3,250,368
Dechra Pharmaceuticals PLC	62,568	1,712,465
Devro PLC	326,958	1,045,115
DFS Furniture PLC	485,786	1,433,860
Diploma PLC	133,160	1,900,879
Domino’s Pizza Group PLC	669,622	2,786,831
Dunelm Group PLC	454,563	4,314,790
Elementis PLC	1,076,950	3,914,206
EMIS Group PLC	100,786	1,247,400
Epwin Group PLC	532,517	560,844
Equiniti Group PLC(b)	370,948	1,499,019
Essentra PLC	476,043	3,528,723
esure Group PLC	1,036,361	3,925,194
Euromoney Institutional Investor PLC	99,029	1,555,817
FDM Group Holdings PLC	151,270	1,952,392
Ferrexpo PLC	396,083	1,553,827
Fidessa Group PLC	74,171	2,236,023
Galliford Try PLC	319,254	5,795,265
Games Workshop Group PLC	96,064	2,537,731
Genus PLC	46,251	1,301,864
Go-Ahead Group PLC	128,185	2,928,809
Greggs PLC	170,971	2,860,409
Halfords Group PLC	524,973	2,468,676
Hastings Group Holdings PLC(b)	1,030,236	4,204,701
Helical PLC	205,251	827,502
Hill & Smith Holdings PLC	89,668	1,520,631
Hilton Food Group PLC	116,399	1,133,770
Ibstock PLC(b)	683,205	2,087,148
ITE Group PLC	463,214	1,117,094
J D Wetherspoon PLC	75,187	1,265,976
James Fisher & Sons PLC	42,714	891,127
James Halstead PLC	196,869	1,158,867
John Laing Group PLC(b)	435,031	1,664,596

John Menzies PLC	134,256	$1,295,996
Johnson Service Group PLC	569,306	1,126,619
Just Group PLC	1,302,900	2,567,864
Kcom Group PLC	2,029,882	2,696,157
Keller Group PLC	136,001	1,493,482
Kier Group PLC	286,625	4,472,321
Lookers PLC	673,263	1,083,940
Low & Bonar PLC	768,249	816,846
Marshalls PLC	318,624	1,863,821
Marston’s PLC	1,902,948	2,775,209
McCarthy & Stone PLC(b)	846,487	1,697,855
McColl’s Retail Group PLC	372,084	1,349,105
Mears Group PLC	177,625	1,158,785
Millennium & Copthorne Hotels PLC	297,257	1,794,667
Mitchells & Butlers PLC	722,415	2,442,454
Morgan Advanced Materials PLC	648,253	2,705,725
Morgan Sindall Group PLC	66,783	1,279,479
N Brown Group PLC	730,771	3,443,301
NCC Group PLC(a)	454,094	1,318,994
Northgate PLC	203,131	1,182,102
Novae Group PLC	115,046	1,102,069
Numis Corp. PLC	306,478	1,154,405
OneSavings Bank PLC	312,993	1,692,726
Pagegroup PLC	677,774	4,527,581
Pan African Resources PLC	7,046,687	1,229,044
PayPoint PLC	191,923	2,457,775
Pendragon PLC	3,169,964	1,360,954
Pets at Home Group PLC(a)	1,266,182	3,630,277
Photo-Me International PLC	1,118,208	2,610,424
Polar Capital Holdings PLC	199,589	1,189,606
Polypipe Group PLC	258,233	1,460,668
PZ Cussons PLC	578,540	2,480,729
Rank Group PLC	432,310	1,287,619
Redde PLC	1,047,126	2,528,777
Renewi PLC(a)	1,377,820	1,880,902
Restaurant Group PLC (The)	488,651	1,979,252
Ricardo PLC	92,639	1,030,357
RPS Group PLC	411,670	1,593,434
RWS Holdings PLC(a)	190,660	1,014,882
Safestore Holdings PLC	337,269	1,976,054
Savills PLC	249,967	3,123,954
Senior PLC	581,442	2,152,273
SIG PLC	735,069	1,754,459
Soco International PLC	703,169	1,089,635
Softcat PLC	170,019	959,186
Spire Healthcare Group PLC(b)	241,155	727,654
Spirent Communications PLC	828,750	1,067,417
St. Modwen Properties PLC	250,544	1,256,500
Stagecoach Group PLC	1,815,901	4,158,769
SThree PLC	248,177	1,171,210
Stock Spirits Group PLC	493,093	1,587,739
SuperGroup PLC	128,749	2,934,786
Synthomer PLC	424,867	2,783,421
TalkTalk Telecom Group PLC(a)	4,508,697	12,684,947

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2017

Investments	Shares	Value

TBC Bank Group PLC	63,270	$1,409,111
Ted Baker PLC	54,410	1,934,478
Telecom Plus PLC	162,443	2,366,846
Trinity Mirror PLC	649,489	742,857
TT electronics PLC	323,384	989,219
Tyman PLC	287,442	1,243,710
Ultra Electronics Holdings PLC	91,678	2,211,536
Unite Group PLC (The)	378,619	3,492,322
Vedanta Resources PLC	892,410	10,440,471
Vesuvius PLC	417,397	3,304,003
Victrex PLC	120,735	3,840,643
Virgin Money Holdings UK PLC	409,378	1,573,578
ZPG PLC(b)	392,061	1,902,573

Total United Kingdom		289,938,191
TOTAL COMMON STOCKS (Cost: $1,003,828,315)		1,108,958,703
RIGHTS – 0.0%
United Kingdom – 0.0%
Equiniti Group PLC, expiring 10/16/17* (Cost $0)	79,489	122,643
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $494,272)	7,723	512,267

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
United States – 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $84,102,116)(e)	84,102,116	$84,102,116
TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $1,088,424,703)		1,193,695,729
Other Assets less Liabilities – (7.3)%		(81,325,260)

NET ASSETS – 100.0%		$1,112,370,469
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $84,449,177 and the total market value of the collateral held by the Fund was $89,066,103. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,963,987.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	10/2/2017	74,156	USD	55,300	GBP	$—	$(37)
State Street Bank and Trust	10/2/2017	16,000	GBP	21,426	USD	41	—
State Street Bank and Trust	10/2/2017	90,540	SEK	70,000	DKK	—	(28)
State Street Bank and Trust	10/2/2017	240,000	SEK	29,428	USD	—	(25)
State Street Bank and Trust	10/3/2017	22,427	USD	19,000	EUR	—	(35)
						$41	$(125)

CURRENCY LEGEND

DKK – Danish krone

EUR – Euro

GBP – British pound

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.4%
Germany – 99.4%
Aerospace & Defense – 0.7%
MTU Aero Engines AG	4,931	$786,681
Air Freight & Logistics – 4.2%
Deutsche Post AG Registered Shares	109,121	4,858,890
Airlines – 1.2%
Deutsche Lufthansa AG Registered Shares	48,617	1,351,237
Auto Components – 3.3%
Continental AG	11,536	2,928,729
ElringKlinger AG(a)	2,070	38,591
Hella KGaA Hueck & Co.	15,058	887,853

Total Auto Components		3,855,173
Automobiles – 13.0%
Bayerische Motoren Werke AG	61,266	6,216,549
Daimler AG Registered Shares	84,165	6,713,252
Volkswagen AG	12,097	2,048,628

Total Automobiles		14,978,429
Capital Markets – 3.1%
AURELIUS Equity Opportunities SE & Co. KGaA(a)	10,167	668,761
Deutsche Bank AG Registered Shares	75,504	1,305,885
Deutsche Boerse AG	14,424	1,563,843

Total Capital Markets		3,538,489
Chemicals – 12.7%
BASF SE	63,425	6,751,289
Covestro AG(b)	15,449	1,328,691
Evonik Industries AG	49,908	1,783,017
Fuchs Petrolub SE	6,991	358,938
K+S AG Registered Shares(a)	14,494	394,957
LANXESS AG	7,761	612,526
Linde AG	10,395	2,168,388
Symrise AG	7,988	606,928
Wacker Chemie AG	4,694	673,123

Total Chemicals		14,677,857
Commercial Services & Supplies – 0.1%
Bilfinger SE(a)	3,174	132,944
Construction & Engineering – 0.7%
Hochtief AG	4,623	780,173
Construction Materials – 1.1%
HeidelbergCement AG	11,993	1,233,071
Diversified Telecommunication Services – 5.2%
Deutsche Telekom AG Registered Shares(a)	320,528	5,981,379
Electrical Equipment – 0.6%
OSRAM Licht AG	8,686	693,232
Food Products – 0.4%
Suedzucker AG	20,620	443,051
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	1,805	94,242

Health Care Providers & Services – 1.9%
Fresenius Medical Care AG & Co. KGaA	11,026	$1,078,901
Fresenius SE & Co. KGaA	13,807	1,114,019

Total Health Care Providers & Services		2,192,920
Health Care Technology – 0.1%
CompuGroup Medical SE	1,169	66,225
Hotels, Restaurants & Leisure – 1.3%
TUI AG	85,910	1,460,472
Household Products – 1.2%
Henkel AG & Co. KGaA	11,258	1,370,182
Independent Power & Renewable Electricity Producers – 1.0%
Uniper SE	42,226	1,158,134
Industrial Conglomerates – 6.0%
Indus Holding AG	1,563	115,615
Rheinmetall AG	6,820	768,850
Siemens AG Registered Shares	42,897	6,044,967

Total Industrial Conglomerates		6,929,432
Insurance – 13.2%
Allianz SE Registered Shares	33,642	7,554,606
Hannover Rueck SE	16,011	1,929,730
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	20,107	4,300,080
Talanx AG	34,467	1,393,747

Total Insurance		15,178,163
Internet & Catalog Retail – 0.1%
Takkt AG	3,730	85,546
IT Services – 0.1%
Bechtle AG	1,263	94,634
Wirecard AG(a)	694	63,511

Total IT Services		158,145
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	788	61,009
Machinery – 4.1%
DMG MORI AG	9,782	607,124
Duerr AG	4,595	614,654
GEA Group AG	16,062	730,867
KION Group AG	8,759	838,435
Krones AG	2,543	353,395
MAN SE	13,190	1,488,996
NORMA Group SE	824	54,201
Wacker Neuson SE	1,011	33,549

Total Machinery		4,721,221
Media – 2.5%
Axel Springer SE	12,883	828,070
CTS Eventim AG & Co. KGaA	10,730	468,457
ProSiebenSat.1 Media SE	35,115	1,197,025
Stroeer SE & Co. KGaA	6,530	427,212

Total Media		2,920,764

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2017

Investments	Shares	Value

Metals & Mining – 1.0%
Aurubis AG	6,533	$529,356
Salzgitter AG(a)	1,117	50,681
ThyssenKrupp AG	18,768	556,352

Total Metals & Mining		1,136,389
Multi-Utilities – 4.0%
E.ON SE	142,435	1,612,470
Innogy SE(b)	66,701	2,969,243

Total Multi-Utilities		4,581,713
Personal Products – 0.8%
Beiersdorf AG	8,250	887,829
Pharmaceuticals – 5.9%
Bayer AG Registered Shares	44,294	6,037,608
Merck KGaA	5,258	585,050
STADA Arzneimittel AG	2,287	222,622

Total Pharmaceuticals		6,845,280
Road & Rail – 0.2%
Sixt SE	2,085	166,059
VTG AG(a)	1,143	63,509

Total Road & Rail		229,568
Semiconductors & Semiconductor Equipment – 1.0%
Infineon Technologies AG	45,958	1,155,631
Software – 4.1%
Nemetschek SE	769	62,520
SAP SE	41,879	4,589,020
Software AG	2,574	125,690

Total Software		4,777,230
Specialty Retail – 0.7%
Fielmann AG	9,144	792,483
Technology Hardware, Storage & Peripherals – 0.3%
Diebold Nixdorf AG	4,054	340,756

Textiles, Apparel & Luxury Goods – 2.3%
adidas AG	7,910	$1,789,819
Hugo Boss AG(a)	9,493	837,095

Total Textiles, Apparel & Luxury Goods		2,626,914
Thrifts & Mortgage Finance – 0.5%
Aareal Bank AG	14,611	618,809
Trading Companies & Distributors – 0.5%
BayWa AG	140	5,576
Brenntag AG	9,218	513,436
Kloeckner & Co. SE	4,489	57,580

Total Trading Companies & Distributors		576,592
Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	2,553	80,434
TOTAL COMMON STOCKS (Cost: $102,413,420)		114,356,689
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $1,422,824)(d)	1,422,824	1,422,824
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $103,836,244)		115,779,513
Other Assets less Liabilities – (0.6)%		(716,137)

NET ASSETS – 100.0%		$115,063,376
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $1,354,577 and the total market value of the collateral held by the Fund was $1,422,892. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	19,137,655	EUR	22,623,866	USD	$658	$—
Bank of America N.A.	10/3/2017	23,758,266	USD	19,949,071	EUR	174,487	—
Bank of America N.A.	11/2/2017	23,948,796	USD	20,226,562	EUR	—	(1,210)
Barclays Bank PLC	10/3/2017	19,137,574	EUR	22,623,866	USD	563	—
Barclays Bank PLC	11/2/2017	23,948,796	USD	20,226,289	EUR	—	(886)
Citibank N.A.	10/3/2017	795,241	EUR	936,066	USD	4,067	—
Citibank N.A.	10/3/2017	19,137,655	EUR	22,623,866	USD	658	—
Citibank N.A.	10/3/2017	23,758,266	USD	19,952,924	EUR	169,931	—
Citibank N.A.	11/2/2017	23,948,796	USD	20,226,597	EUR	—	(1,250)
Credit Suisse International	10/3/2017	14,581,010	EUR	17,237,233	USD	429	—
Credit Suisse International	10/3/2017	23,758,266	USD	19,953,192	EUR	169,614	—
Credit Suisse International	11/2/2017	18,246,704	USD	15,410,807	EUR	—	(1,030)
Goldman Sachs	10/3/2017	19,137,558	EUR	22,623,866	USD	543	—
Goldman Sachs	10/3/2017	23,758,266	USD	19,952,857	EUR	170,011	—
Goldman Sachs	11/2/2017	23,948,796	USD	20,226,221	EUR	—	(805)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2017	46,000	USD	38,971	EUR	$—	$(72)
UBS AG	10/3/2017	3,725,383	EUR	4,465,840	USD	—	(61,695)
UBS AG	10/3/2017	18,101,539	USD	15,199,448	EUR	132,761	—
						$823,722	$(66,948)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 97.6%
Australia – 3.9%
Amcor Ltd.	746	$8,903
AMP Ltd.	2,297	8,705
Australia & New Zealand Banking Group Ltd.	1,583	36,766
BHP Billiton Ltd.	570	11,530
Commonwealth Bank of Australia	780	46,055
CSL Ltd.	116	12,193
Macquarie Group Ltd.	155	11,058
National Australia Bank Ltd.	1,611	39,818
QBE Insurance Group Ltd.	662	5,200
Rio Tinto Ltd.	369	19,263
Telstra Corp., Ltd.	5,974	16,359
Wesfarmers Ltd.	711	23,058
Westpac Banking Corp.	1,766	44,231
Woodside Petroleum Ltd.	416	9,499
Woolworths Ltd.	663	13,115

Total Australia		305,753
Austria – 0.2%
Andritz AG	125	7,227
OMV AG	200	11,654

Total Austria		18,881
Belgium – 0.9%
Anheuser-Busch InBev S.A.	434	51,974
Colruyt S.A.	65	3,330
Proximus SADP	270	9,306
Umicore S.A.	63	5,213

Total Belgium		69,823
Brazil – 0.8%
Ambev S.A.	2,834	18,851
Banco do Brasil S.A.	1,199	13,229
BB Seguridade Participacoes S.A.	1,025	9,277
BRF S.A.*	350	5,053
Vale S.A.	1,249	12,584

Total Brazil		58,994
Canada – 6.8%
Agrium, Inc.	86	9,195
ARC Resources Ltd.	117	1,608
Bank of Montreal	455	34,355
Bank of Nova Scotia (The)	581	37,258
Barrick Gold Corp.	306	4,913
BCE, Inc.	678	31,692
Brookfield Asset Management, Inc. Class A	158	6,509
CAE, Inc.	171	2,985
Canadian Imperial Bank of Commerce	215	18,768
Canadian National Railway Co.	158	13,060
Canadian Natural Resources Ltd.	402	13,433
Canadian Tire Corp., Ltd. Class A	47	5,838
Crescent Point Energy Corp.	204	1,634
Enbridge, Inc.	511	21,296
Encana Corp.	558	6,554
Great-West Lifeco, Inc.	356	10,222

Imperial Oil Ltd.	62	$1,976
Intact Financial Corp.	54	4,450
Inter Pipeline Ltd.	488	10,087
Manulife Financial Corp.	867	17,546
Pembina Pipeline Corp.	353	12,357
Potash Corp. of Saskatchewan, Inc.	419	8,047
Power Financial Corp.	461	12,758
Rogers Communications, Inc. Class B	269	13,839
Royal Bank of Canada	777	59,978
Shaw Communications, Inc. Class B	603	13,847
Sun Life Financial, Inc.	393	15,614
Suncor Energy, Inc.	836	29,231
TELUS Corp.	563	20,203
Thomson Reuters Corp.	356	16,296
Toronto-Dominion Bank (The)	882	49,543
TransCanada Corp.	425	20,957

Total Canada		526,049
Chile – 0.1%
S.A.C.I. Falabella	1,019	9,952
China – 3.6%
Agricultural Bank of China Ltd. Class H	18,000	8,066
Bank of China Ltd. Class H	36,000	17,745
Bank of Communications Co., Ltd. Class H	15,000	10,947
China CITIC Bank Corp., Ltd. Class H	11,000	6,985
China Communications Construction Co., Ltd. Class H	5,000	6,241
China Construction Bank Corp. Class H	92,500	76,741
China Life Insurance Co., Ltd. Class H	5,000	14,883
China Mobile Ltd.	5,000	50,668
China Overseas Land & Investment Ltd.	4,000	13,008
China Pacific Insurance Group Co., Ltd. Class H	2,400	10,340
China Petroleum & Chemical Corp. Class H	10,000	7,490
CITIC Ltd.	5,000	7,387
CNOOC Ltd.	14,000	18,067
Industrial & Commercial Bank of China Ltd. Class H	30,000	22,277
PetroChina Co., Ltd. Class H	8,000	5,070
Ping An Insurance Group Co. of China Ltd. Class H	1,000	7,675

Total China		283,590
Denmark – 1.4%
AP Moller – Maersk A/S Class B	6	11,400
Coloplast A/S Class B	185	15,018
Danske Bank A/S	468	18,721
Novo Nordisk A/S Class B	990	47,339
Pandora A/S	47	4,640
Vestas Wind Systems A/S	105	9,424

Total Denmark		106,542
Finland – 0.9%
Fortum Oyj	780	15,575
Kone Oyj Class B	245	12,976
Metso Oyj	179	6,568
Nokia Oyj	3,300	19,818
Sampo Oyj Class A	83	4,388
UPM-Kymmene Oyj	377	10,220

Total Finland		69,545

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

France – 8.9%
Accor S.A.	198	$9,839
Air Liquide S.A.	51	6,804
Airbus SE	243	23,100
AXA S.A.	764	23,113
BNP Paribas S.A.	420	33,888
Capgemini SE	95	11,137
Carrefour S.A.	192	3,880
Christian Dior SE	44	14,094
Cie de Saint-Gobain	234	13,948
Cie Generale des Etablissements Michelin	78	11,388
Credit Agricole S.A.	1,337	24,310
Danone S.A.	234	18,360
Electricite de France S.A.	935	11,357
Engie S.A.	1,811	30,766
Essilor International S.A.	68	8,421
Eutelsat Communications S.A.	263	7,792
Hermes International	17	8,572
Iliad S.A.	9	2,392
Kering	47	18,728
Klepierre S.A.	159	6,242
L’Oreal S.A.	95	20,204
Legrand S.A.	141	10,181
LVMH Moet Hennessy Louis Vuitton SE	125	34,498
Natixis S.A.	1,898	15,191
Orange S.A.	1,127	18,466
Orpea	69	8,173
Pernod Ricard S.A.	77	10,655
Publicis Groupe S.A.	93	6,497
Renault S.A.	84	8,253
Safran S.A.	99	10,117
Sanofi	536	53,234
Schneider Electric SE*	189	16,452
SCOR SE	117	4,907
Societe Generale S.A.	381	22,311
Teleperformance	38	5,674
TOTAL S.A.	1,269	68,177
Unibail-Rodamco SE	32	7,784
Valeo S.A.	105	7,793
Veolia Environnement S.A.	285	6,587
Vinci S.A.	261	24,808
Vivendi S.A.	1,617	40,947
Wendel S.A.	23	3,726

Total France		692,766
Germany – 7.1%
adidas AG	71	16,065
Allianz SE Registered Shares	243	54,568
BASF SE	429	45,665
Bayer AG Registered Shares	316	43,073
Bayerische Motoren Werke AG	351	35,615
Beiersdorf AG	53	5,704
CECONOMY AG	104	1,225
Continental AG	64	16,248
Daimler AG Registered Shares	702	55,994

Deutsche Post AG Registered Shares	528	$23,511
Deutsche Telekom AG Registered Shares	2,324	43,368
E.ON SE	1,412	15,985
Freenet AG	363	12,140
GEA Group AG	125	5,688
Hannover Rueck SE	78	9,401
Henkel AG & Co. KGaA	80	9,737
K+S AG Registered Shares	251	6,840
Linde AG	74	15,436
MAN SE	52	5,870
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	102	21,814
ProSiebenSat.1 Media SE	184	6,272
SAP SE	324	35,503
Siemens AG Registered Shares	420	59,186
Symrise AG	78	5,926

Total Germany		550,834
Hong Kong – 1.8%
AIA Group Ltd.	2,200	16,224
BOC Hong Kong Holdings Ltd.	4,000	19,435
CLP Holdings Ltd.	1,000	10,249
Hang Lung Properties Ltd.	2,000	4,747
Hang Seng Bank Ltd.	500	12,189
Hong Kong & China Gas Co., Ltd.	3,200	6,014
Hong Kong Exchanges & Clearing Ltd.	200	5,377
I-CABLE Communications Ltd.*	277	9
MTR Corp., Ltd.	1,500	8,757
Power Assets Holdings Ltd.	1,000	8,661
Sun Hung Kai Properties Ltd.	2,000	32,494
Swire Pacific Ltd. Class A	500	4,852
Wharf Holdings Ltd. (The)	1,000	8,911

Total Hong Kong		137,919
Hungary – 0.1%
OTP Bank PLC	128	4,820
Indonesia – 0.4%
Astra International Tbk PT	13,700	8,036
Bank Rakyat Indonesia Persero Tbk PT	8,600	9,753
Telekomunikasi Indonesia Persero Tbk PT	38,100	13,238

Total Indonesia		31,027
Ireland – 0.7%
CRH PLC	699	26,671
DCC PLC	89	8,651
Kerry Group PLC Class A	74	7,111
Smurfit Kappa Group PLC	360	11,278

Total Ireland		53,711
Israel – 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	6,383	9,127
Teva Pharmaceutical Industries Ltd.	272	4,755

Total Israel		13,882
Italy – 1.3%
Enel SpA	4,028	24,262
Eni SpA	1,791	29,643

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

Intesa Sanpaolo SpA	6,328	$22,383
Snam SpA	2,510	12,095
Terna Rete Elettrica Nazionale SpA	2,631	15,371

Total Italy		103,754
Japan – 18.7%
Aisin Seiki Co., Ltd.	200	10,536
Asahi Group Holdings Ltd.	300	12,142
Asahi Kasei Corp.	800	9,843
Astellas Pharma, Inc.	600	7,630
Bridgestone Corp.	600	27,216
Canon, Inc.	1,200	40,990
Casio Computer Co., Ltd.	500	7,036
Central Japan Railway Co.	30	5,258
Chugai Pharmaceutical Co., Ltd.	300	12,446
Dai-ichi Life Holdings, Inc.	600	10,762
Daiichi Sankyo Co., Ltd.	500	11,274
Daikin Industries Ltd.	200	20,246
Daiwa House Industry Co., Ltd.	330	11,389
Denso Corp.	430	21,747
East Japan Railway Co.	100	9,226
Eisai Co., Ltd.	10	513
Electric Power Development Co., Ltd.	400	10,042
FANUC Corp.	60	12,148
FUJIFILM Holdings Corp.	120	4,656
Hitachi Ltd.	2,600	18,314
Honda Motor Co., Ltd.	800	23,681
Hoya Corp.	270	14,572
Isuzu Motors Ltd.	600	7,947
ITOCHU Corp.	1,400	22,922
Japan Airlines Co., Ltd.	350	11,840
Japan Post Holdings Co., Ltd.(a)	2,500	29,516
Japan Tobacco, Inc.	1,000	32,763
JXTG Holdings, Inc.	2,600	13,371
Kao Corp.	230	13,526
Kawasaki Heavy Industries Ltd.	300	9,941
KDDI Corp.	1,200	31,630
Kirin Holdings Co., Ltd.	600	14,115
Komatsu Ltd.	600	17,062
Kyocera Corp.	270	16,747
LIXIL Group Corp.	300	7,958
Makita Corp.	300	12,086
Mazda Motor Corp.	300	4,597
Mitsubishi Chemical Holdings Corp.	1,500	14,285
Mitsubishi Corp.	900	20,912
Mitsubishi Electric Corp.	1,200	18,741
Mitsubishi Heavy Industries Ltd.	120	4,743
Mitsubishi Materials Corp.	200	6,912
Mitsubishi Motors Corp.	800	6,325
Mitsubishi Tanabe Pharma Corp.	500	11,460
Mitsubishi UFJ Financial Group, Inc.	6,900	44,790
Mitsui & Co., Ltd.	1,500	22,161
Mizuho Financial Group, Inc.	15,900	27,841
MS&AD Insurance Group Holdings, Inc.	330	10,621
Murata Manufacturing Co., Ltd.	60	8,816

Nagoya Railroad Co., Ltd.	400	$8,610
Nippon Telegraph & Telephone Corp.	1,100	50,395
Nissan Motor Co., Ltd.	3,900	38,614
Nitto Denko Corp.	200	16,670
Nomura Holdings, Inc.	2,000	11,194
NSK Ltd.	600	8,086
NTT Data Corp.	700	7,487
NTT DOCOMO, Inc.	2,300	52,522
Omron Corp.	200	10,181
Osaka Gas Co., Ltd.	500	9,292
Otsuka Holdings Co., Ltd.	300	11,916
Panasonic Corp.	1,400	20,279
Recruit Holdings Co., Ltd.	710	15,371
Ricoh Co., Ltd.	500	4,859
Secom Co., Ltd.	200	14,573
Seiko Epson Corp.	350	8,467
Sekisui House Ltd.	800	13,479
Seven & I Holdings Co., Ltd.	280	10,808
Shin-Etsu Chemical Co., Ltd.	200	17,874
Shionogi & Co., Ltd.	200	10,929
SoftBank Group Corp.	200	16,140
Sompo Holdings, Inc.	200	7,779
Subaru Corp.	600	21,641
Sumitomo Corp.	1,200	17,254
Sumitomo Electric Industries Ltd.	600	9,797
Sumitomo Mitsui Financial Group, Inc.	830	31,854
Sumitomo Mitsui Trust Holdings, Inc.	300	10,823
T&D Holdings, Inc.	600	8,707
Takeda Pharmaceutical Co., Ltd.	580	32,018
Tokio Marine Holdings, Inc.	300	11,732
Tokyo Electron Ltd.	200	30,702
Tokyo Gas Co., Ltd.	400	9,801
Toray Industries, Inc.	1,100	10,666
Toyota Motor Corp.	1,920	114,451
Toyota Tsusho Corp.	300	9,848
Trend Micro, Inc.	270	13,288
Yahoo Japan Corp.(a)	2,900	13,757

Total Japan		1,457,159
Malaysia – 0.3%
Malayan Banking Bhd	5,100	11,511
Public Bank Bhd	1,500	7,261
Tenaga Nasional Bhd	1,700	5,765

Total Malaysia		24,537
Mexico – 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	1,094	10,485
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,500	10,373
Grupo Mexico S.A.B. de C.V. Series B	1,806	5,539
Wal-Mart de Mexico S.A.B. de C.V.	9,670	22,206

Total Mexico		48,603
Netherlands – 2.3%
ABN AMRO Group N.V. CVA(b)	474	14,200
Aegon N.V.	2,206	12,852
ASML Holding N.V.	113	19,243

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

Heineken Holding N.V.	92	$8,647
Heineken N.V.	165	16,317
ING Groep N.V.	2,309	42,583
Koninklijke Ahold Delhaize N.V.	167	3,123
Koninklijke DSM N.V.	105	8,597
Koninklijke Philips N.V.	498	20,565
NN Group N.V.	273	11,428
Steinhoff International Holdings N.V.	1,713	7,639
Wolters Kluwer N.V.	206	9,521

Total Netherlands		174,715
New Zealand – 0.1%
Spark New Zealand Ltd.	3,572	9,425
Norway – 0.5%
Marine Harvest ASA*	293	5,797
Norsk Hydro ASA	828	6,022
Statoil ASA	895	17,911
Telenor ASA	521	11,022

Total Norway		40,752
Philippines – 0.2%
Ayala Land, Inc.	4,400	3,768
SM Investments Corp.	660	11,472

Total Philippines		15,240
Poland – 0.1%
Bank Pekao S.A.	53	1,862
Powszechny Zaklad Ubezpieczen S.A.	461	5,819

Total Poland		7,681
Portugal – 0.2%
Galp Energia, SGPS, S.A.	654	11,594
Russia – 0.8%
Gazprom PJSC ADR	2,420	10,140
Lukoil PJSC ADR	291	15,403
Magnit PJSC GDR Reg S	98	4,013
Mobile TeleSystems PJSC ADR	723	7,548
Novatek PJSC GDR Reg S	23	2,698
Rosneft Oil Co. PJSC GDR Reg S	1,883	10,460
Sberbank of Russia PJSC ADR	438	6,235
Tatneft PJSC ADR	158	6,746

Total Russia		63,243
Singapore – 0.9%
CapitaLand Ltd.	3,800	10,018
DBS Group Holdings Ltd.	800	12,265
Oversea-Chinese Banking Corp., Ltd.	1,500	12,327
Singapore Airlines Ltd.	600	4,436
Singapore Telecommunications Ltd.	7,100	19,241
United Overseas Bank Ltd.	506	8,757

Total Singapore		67,044
South Africa – 1.1%
Barclays Africa Group Ltd.	576	5,930
FirstRand Ltd.	3,312	12,762
Gold Fields Ltd.	864	3,774
MTN Group Ltd.	1,674	15,420

Remgro Ltd.	237	$3,604
Sanlam Ltd.	1,208	6,053
Sasol Ltd.	234	6,430
Standard Bank Group Ltd.	1,037	12,120
Tiger Brands Ltd.	252	7,043
Vodacom Group Ltd.	935	11,158

Total South Africa		84,294
South Korea – 3.4%
Hana Financial Group, Inc.	147	6,077
Hyundai Motor Co.	132	17,345
Kangwon Land, Inc.	150	4,584
KB Financial Group, Inc.	177	8,670
Kia Motors Corp.	45	1,244
Korea Electric Power Corp.	737	25,095
Korea Zinc Co., Ltd.	2	865
KT&G Corp.	102	9,395
LG Chem Ltd.	32	10,952
NAVER Corp.	5	3,252
POSCO	68	18,821
Samsung Electronics Co., Ltd.	40	89,545
Samsung Fire & Marine Insurance Co., Ltd.	23	5,623
Samsung Life Insurance Co., Ltd.	69	6,808
Shinhan Financial Group Co., Ltd.	227	9,969
SK Holdings Co., Ltd.	23	5,783
SK Hynix, Inc.	185	13,390
SK Innovation Co., Ltd.	54	9,382
SK Telecom Co., Ltd.	75	16,698

Total South Korea		263,498
Spain – 2.5%
ACS Actividades de Construccion y Servicios S.A.	197	7,302
Amadeus IT Group S.A.	227	14,757
Banco Bilbao Vizcaya Argentaria S.A.	1,791	16,009
Banco de Sabadell S.A.	4,100	8,560
Banco Santander S.A.	3,816	26,648
Bankinter S.A.	482	4,561
Enagas S.A.	242	6,816
Endesa S.A.	630	14,207
Gas Natural SDG S.A.	36	797
Iberdrola S.A.	3,570	27,737
Industria de Diseno Textil S.A.	555	20,920
Red Electrica Corp. S.A.	398	8,366
Repsol S.A.	803	14,800
Telefonica S.A.	2,326	25,276

Total Spain		196,756
Sweden – 2.2%
Alfa Laval AB	501	12,208
Assa Abloy AB Class B	456	10,391
Atlas Copco AB Class B	606	23,446
Electrolux AB Series B	225	7,625
Getinge AB Class B	381	7,128
Hennes & Mauritz AB Class B	324	8,376
Hexagon AB Class B	20	989
Nordea Bank AB	1,343	18,165

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

Sandvik AB	876	$15,079
Skandinaviska Enskilda Banken AB Class A	887	11,660
SKF AB Class B	369	8,024
Svenska Cellulosa AB SCA Class B	336	2,840
Svenska Handelsbanken AB Class A	443	6,670
Swedbank AB Class A	284	7,836
Telefonaktiebolaget LM Ericsson Class B	1,832	10,497
Telia Co. AB	912	4,286
Volvo AB Class B	900	17,311

Total Sweden		172,531
Switzerland – 7.2%
ABB Ltd. Registered Shares	1,326	32,808
Cie Financiere Richemont S.A. Registered Shares	203	18,567
Credit Suisse Group AG Registered Shares*	1,401	22,197
EMS-Chemie Holding AG Registered Shares	14	9,318
Givaudan S.A. Registered Shares	6	13,065
Julius Baer Group Ltd.*	132	7,817
Kuehne + Nagel International AG Registered Shares	72	13,342
LafargeHolcim Ltd. Registered Shares*	267	15,618
Nestle S.A. Registered Shares	1,230	103,093
Novartis AG Registered Shares	1,082	92,701
Partners Group Holding AG	21	14,259
Roche Holding AG Bearer Shares	56	14,266
Roche Holding AG Genusschein	279	71,278
Schindler Holding AG Registered Shares	37	7,965
SGS S.A. Registered Shares	6	14,405
Sonova Holding AG Registered Shares	74	12,565
Swatch Group AG (The) Registered Shares	105	8,372
Swiss Re AG	201	18,218
Swisscom AG Registered Shares	21	10,769
UBS Group AG Registered Shares*	1,977	33,815
Zurich Insurance Group AG	87	26,561

Total Switzerland		560,999
Taiwan – 2.6%
Asustek Computer, Inc.	1,000	8,228
Cathay Financial Holding Co., Ltd.	6,000	9,537
China Steel Corp.	3,000	2,409
Chunghwa Telecom Co., Ltd.	6,000	20,677
Delta Electronics, Inc.	2,000	10,289
First Financial Holding Co., Ltd.	12,195	7,822
Formosa Petrochemical Corp.	3,000	10,338
Formosa Plastics Corp.	3,000	9,082
Hon Hai Precision Industry Co., Ltd.	8,940	30,956
Hua Nan Financial Holdings Co., Ltd.	15,027	8,152
MediaTek, Inc.	1,000	9,382
Mega Financial Holding Co., Ltd.	9,000	7,034
Nan Ya Plastics Corp.	5,000	12,317
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	57,116

Total Taiwan		203,339
Thailand – 0.3%
CP ALL PCL NVDR	4,400	8,807
PTT PCL NVDR	1,100	13,457

Total Thailand		22,264

Turkey – 0.1%
Akbank Turk AS	1,775	$4,692
Turkiye Garanti Bankasi AS	2,192	5,967

Total Turkey		10,659
United Kingdom – 14.4%
Admiral Group PLC	291	7,094
AstraZeneca PLC	569	37,826
Aviva PLC	684	4,721
BAE Systems PLC	1,412	11,963
Barclays PLC	5,276	13,686
BHP Billiton PLC	651	11,481
Booker Group PLC	3,956	10,880
BP PLC	13,981	89,530
British American Tobacco PLC	752	47,137
British Land Co. PLC (The)	1,142	9,224
BT Group PLC	1,551	5,908
Capita PLC	1,035	7,846
Carnival PLC	153	9,736
Centrica PLC	4,095	10,274
Compass Group PLC	738	15,674
Derwent London PLC	267	10,009
Diageo PLC	896	29,488
GKN PLC	1,890	8,774
GlaxoSmithKline PLC	2,951	58,933
Halma PLC	488	7,333
Hammerson PLC	1,316	9,481
HSBC Holdings PLC	11,019	108,970
Imperial Brands PLC	479	20,462
Inmarsat PLC	735	6,346
ITV PLC	3,951	9,261
Johnson Matthey PLC	129	5,919
Land Securities Group PLC	790	10,312
Legal & General Group PLC	1,698	5,921
Lloyds Banking Group PLC	23,011	20,910
London Stock Exchange Group PLC	171	8,787
Marks & Spencer Group PLC	2,405	11,403
Melrose Industries PLC	1,560	4,454
National Grid PLC	1,085	13,459
Old Mutual PLC	2,448	6,378
Pearson PLC	930	7,636
Persimmon PLC	398	13,787
Prudential PLC	392	9,396
Reckitt Benckiser Group PLC	201	18,373
RELX N.V.	510	10,859
RELX PLC	633	13,902
Rio Tinto PLC	645	30,054
Rolls-Royce Holdings PLC*	581	6,914
Royal Dutch Shell PLC Class A	3,404	102,688
Royal Dutch Shell PLC Class B	2,628	80,901
Royal Mail PLC	642	3,309
Schroders PLC	297	13,369
Severn Trent PLC	201	5,860
Smiths Group PLC	516	10,917
SSE PLC	458	8,584

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Investments	Shares	Value

St. James’s Place PLC	642	$9,871
TechnipFMC PLC*	53	1,467
Unilever N.V. CVA	744	44,013
Unilever PLC	443	25,670
United Utilities Group PLC	788	9,034
Vodafone Group PLC	13,328	37,337
Whitbread PLC	164	8,286

Total United Kingdom		1,121,807
TOTAL COMMON STOCKS (Cost: $6,916,268)		7,593,982
EXCHANGE-TRADED NOTE – 1.7%
United States – 1.7%
iPath MSCI India Index ETN* (Cost: $117,569)	1,620	$128,174
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $964)(d)	964	964
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $7,034,801)		7,723,120
Other Assets less Liabilities – 0.7%		55,339

NET ASSETS – 100.0%		$7,778,459
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $32,152 and the total market value of the collateral held by the Fund was $34,827. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,863.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	10/3/2017	585	GBP	4,938	DKK	$1	$—
Bank of America N.A.	10/3/2017	82,203	AUD	64,516	USD	—	(15)
Bank of America N.A.	10/3/2017	131,999	CAD	105,546	USD	—	(1)
Bank of America N.A.	10/3/2017	111,172	CHF	114,891	USD	3	—
Bank of America N.A.	10/3/2017	138,209	DKK	21,955	USD	1	—
Bank of America N.A.	10/3/2017	339,870	EUR	401,782	USD	12	—
Bank of America N.A.	10/3/2017	159,140	GBP	213,504	USD	6	—
Bank of America N.A.	10/3/2017	328,191	HUF	1,249	USD	—	—
Bank of America N.A.	10/3/2017	11,068	ILS	3,133	USD	—	—
Bank of America N.A.	10/3/2017	191,425	MXN	10,542	USD	—	(1)
Bank of America N.A.	10/3/2017	64,681	NOK	8,125	USD	—	—
Bank of America N.A.	10/3/2017	2,734	NZD	1,976	USD	—	—
Bank of America N.A.	10/3/2017	7,456	PLN	2,046	USD	—	—
Bank of America N.A.	10/3/2017	283,125	SEK	34,685	USD	2	—
Bank of America N.A.	10/3/2017	9,066	TRY	2,549	USD	—	—
Bank of America N.A.	10/3/2017	64,842	USD	81,783	AUD	671	—
Bank of America N.A.	10/3/2017	106,079	USD	132,947	CAD	—	(224)
Bank of America N.A.	10/3/2017	115,470	USD	110,740	CHF	1,022	—
Bank of America N.A.	10/3/2017	22,065	USD	138,051	DKK	134	—
Bank of America N.A.	10/3/2017	403,810	USD	339,067	EUR	2,966	—
Bank of America N.A.	10/3/2017	214,582	USD	166,347	GBP	—	(8,598)
Bank of America N.A.	10/3/2017	1,249	USD	320,569	HUF	29	—
Bank of America N.A.	10/3/2017	3,133	USD	11,226	ILS	—	(45)
Bank of America N.A.	10/3/2017	10,595	USD	189,693	MXN	149	—
Bank of America N.A.	10/3/2017	8,166	USD	63,494	NOK	190	—
Bank of America N.A.	10/3/2017	1,976	USD	2,761	NZD	—	(20)

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	2,046	USD	7,311	PLN	$40	$—
Bank of America N.A.	10/3/2017	34,860	USD	276,901	SEK	936	—
Bank of America N.A.	10/3/2017	2,549	USD	8,872	TRY	55	—
Bank of America N.A.	10/4/2017	38,828	BRL	12,275	USD	—	(2)
Bank of America N.A.	10/4/2017	1,237,347	CLP	1,936	USD	—	—
Bank of America N.A.	10/4/2017	721,406	HKD	92,364	USD	—	(3)
Bank of America N.A.	10/4/2017	33,730,077	JPY	299,641	USD	23	—
Bank of America N.A.	10/4/2017	18,920	SGD	13,934	USD	—	(1)
Bank of America N.A.	10/4/2017	12,288	USD	38,828	BRL	15	—
Bank of America N.A.	10/4/2017	1,967	USD	1,237,347	CLP	31	—
Bank of America N.A.	10/4/2017	92,830	USD	725,926	HKD	—	(110)
Bank of America N.A.	10/4/2017	301,153	USD	33,098,642	JPY	7,099	—
Bank of America N.A.	10/4/2017	14,005	USD	19,015	SGD	2	—
Bank of America N.A.	10/4/2017	20,096	USD	261,198	ZAR	755	—
Bank of America N.A.	10/4/2017	270,007	ZAR	19,995	USD	—	(2)
Bank of America N.A.	11/2/2017	64,559	USD	82,288	AUD	13	—
Bank of America N.A.	11/2/2017	111,795	USD	139,779	CAD	5	—
Bank of America N.A.	11/2/2017	117,637	USD	113,604	CHF	—	—
Bank of America N.A.	11/2/2017	22,360	USD	140,526	DKK	—	(3)
Bank of America N.A.	11/2/2017	418,452	USD	353,414	EUR	—	(21)
Bank of America N.A.	11/2/2017	224,625	USD	167,270	GBP	—	(13)
Bank of America N.A.	11/2/2017	89,946	USD	702,024	HKD	—	(2)
Bank of America N.A.	11/2/2017	3,360	USD	11,859	ILS	—	—
Bank of America N.A.	11/2/2017	8,697	USD	69,189	NOK	—	(1)
Bank of America N.A.	11/2/2017	1,928	USD	2,669	NZD	—	—
Bank of America N.A.	11/2/2017	35,839	USD	292,076	SEK	—	(3)
Bank of America N.A.	11/2/2017	2,274	USD	8,160	TRY	—	—
Bank of America N.A.	11/3/2017	1,203	USD	315,698	HUF	—	—
Bank of America N.A.	11/3/2017	10,050	USD	183,436	MXN	1	—
Bank of America N.A.	11/3/2017	1,942	USD	7,077	PLN	—	—
Bank of America N.A.	11/3/2017	13,961	USD	18,951	SGD	—	—
Bank of America N.A.	11/3/2017	18,282	USD	248,088	ZAR	1	—
Bank of America N.A.	11/6/2017	12,742	USD	40,471	BRL	5	—
Bank of America N.A.	11/6/2017	1,974	USD	1,262,508	CLP	—	—
Bank of America N.A.	11/6/2017	308,276	USD	34,652,010	JPY	—	(33)
Bank of Montreal	10/3/2017	10,405	GBP	11,800	EUR	10	—
Barclays Bank PLC	10/3/2017	82,221	AUD	64,516	USD	—	(2)
Barclays Bank PLC	10/3/2017	132,004	CAD	105,546	USD	3	—
Barclays Bank PLC	10/3/2017	111,171	CHF	114,891	USD	2	—
Barclays Bank PLC	10/3/2017	138,206	DKK	21,955	USD	1	—
Barclays Bank PLC	10/3/2017	339,868	EUR	401,782	USD	10	—
Barclays Bank PLC	10/3/2017	159,139	GBP	213,504	USD	5	—
Barclays Bank PLC	10/3/2017	328,206	HUF	1,249	USD	—	—
Barclays Bank PLC	10/3/2017	11,068	ILS	3,133	USD	—	—
Barclays Bank PLC	10/3/2017	191,430	MXN	10,542	USD	—	—
Barclays Bank PLC	10/3/2017	64,679	NOK	8,125	USD	—	—
Barclays Bank PLC	10/3/2017	2,734	NZD	1,976	USD	—	—
Barclays Bank PLC	10/3/2017	7,456	PLN	2,046	USD	—	—
Barclays Bank PLC	10/3/2017	283,118	SEK	34,685	USD	1	—
Barclays Bank PLC	10/3/2017	9,064	TRY	2,549	USD	—	(1)
Barclays Bank PLC	10/4/2017	38,828	BRL	12,275	USD	—	(2)
Barclays Bank PLC	10/4/2017	1,237,347	CLP	1,936	USD	—	—
Barclays Bank PLC	10/4/2017	721,409	HKD	92,364	USD	—	(2)
Barclays Bank PLC	10/4/2017	33,729,988	JPY	299,641	USD	22	—
Barclays Bank PLC	10/4/2017	18,921	SGD	13,934	USD	—	—
Barclays Bank PLC	10/4/2017	269,976	ZAR	19,995	USD	—	(4)
Barclays Bank PLC	11/2/2017	64,559	USD	82,304	AUD	1	—
Barclays Bank PLC	11/2/2017	111,795	USD	139,793	CAD	—	(6)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	11/2/2017	117,637	USD	113,609	CHF	$—	$(5)
Barclays Bank PLC	11/2/2017	22,360	USD	140,518	DKK	—	(1)
Barclays Bank PLC	11/2/2017	418,452	USD	353,409	EUR	—	(15)
Barclays Bank PLC	11/2/2017	224,625	USD	167,268	GBP	—	(10)
Barclays Bank PLC	11/2/2017	89,946	USD	702,006	HKD	—	—
Barclays Bank PLC	11/2/2017	3,360	USD	11,860	ILS	—	(1)
Barclays Bank PLC	11/2/2017	8,697	USD	69,188	NOK	—	—
Barclays Bank PLC	11/2/2017	1,928	USD	2,669	NZD	—	—
Barclays Bank PLC	11/2/2017	35,839	USD	292,061	SEK	—	(2)
Barclays Bank PLC	11/2/2017	2,274	USD	8,159	TRY	—	—
Barclays Bank PLC	11/3/2017	1,203	USD	315,769	HUF	—	—
Barclays Bank PLC	11/3/2017	10,050	USD	183,443	MXN	1	—
Barclays Bank PLC	11/3/2017	1,942	USD	7,077	PLN	—	—
Barclays Bank PLC	11/3/2017	13,961	USD	18,955	SGD	—	(2)
Barclays Bank PLC	11/3/2017	18,282	USD	248,062	ZAR	3	—
Barclays Bank PLC	11/6/2017	12,740	USD	40,471	BRL	3	—
Barclays Bank PLC	11/6/2017	1,975	USD	1,262,508	CLP	2	—
Barclays Bank PLC	11/6/2017	308,276	USD	34,651,702	JPY	—	(30)
Citibank N.A.	10/3/2017	1,969	AUD	1,550	USD	—	(5)
Citibank N.A.	10/3/2017	82,224	AUD	64,516	USD	1	—
Citibank N.A.	10/3/2017	3,141	CAD	2,536	USD	—	(24)
Citibank N.A.	10/3/2017	132,004	CAD	105,546	USD	3	—
Citibank N.A.	10/3/2017	2,679	CHF	2,761	USD	7	—
Citibank N.A.	10/3/2017	111,172	CHF	114,891	USD	3	—
Citibank N.A.	10/3/2017	3,337	DKK	528	USD	2	—
Citibank N.A.	10/3/2017	138,209	DKK	21,955	USD	1	—
Citibank N.A.	10/3/2017	8,202	EUR	9,655	USD	42	—
Citibank N.A.	10/3/2017	339,870	EUR	401,782	USD	12	—
Citibank N.A.	10/3/2017	3,822	GBP	5,130	USD	—	(2)
Citibank N.A.	10/3/2017	159,140	GBP	213,504	USD	6	—
Citibank N.A.	10/3/2017	328,230	HUF	1,249	USD	—	—
Citibank N.A.	10/3/2017	752	ILS	1,693	NOK	—	—
Citibank N.A.	10/3/2017	11,068	ILS	3,133	USD	—	—
Citibank N.A.	10/3/2017	4,557	MXN	253	USD	—	(2)
Citibank N.A.	10/3/2017	191,425	MXN	10,542	USD	—	(1)
Citibank N.A.	10/3/2017	1,541	NOK	195	USD	—	(1)
Citibank N.A.	10/3/2017	64,679	NOK	8,125	USD	—	—
Citibank N.A.	10/3/2017	2,734	NZD	1,976	USD	—	—
Citibank N.A.	10/3/2017	7,456	PLN	2,046	USD	—	—
Citibank N.A.	10/3/2017	6,784	SEK	833	USD	—	(2)
Citibank N.A.	10/3/2017	283,120	SEK	34,685	USD	1	—
Citibank N.A.	10/3/2017	9,068	TRY	2,549	USD	—	—
Citibank N.A.	10/3/2017	64,842	USD	81,776	AUD	676	—
Citibank N.A.	10/3/2017	106,079	USD	132,951	CAD	—	(227)
Citibank N.A.	10/3/2017	115,470	USD	110,760	CHF	1,001	—
Citibank N.A.	10/3/2017	22,065	USD	137,813	DKK	172	—
Citibank N.A.	10/3/2017	403,810	USD	339,132	EUR	2,888	—
Citibank N.A.	10/3/2017	214,582	USD	166,363	GBP	—	(8,619)
Citibank N.A.	10/3/2017	1,249	USD	320,613	HUF	29	—
Citibank N.A.	10/3/2017	3,133	USD	11,226	ILS	—	(45)
Citibank N.A.	10/3/2017	10,595	USD	189,687	MXN	149	—
Citibank N.A.	10/3/2017	8,166	USD	63,489	NOK	190	—
Citibank N.A.	10/3/2017	1,976	USD	2,760	NZD	—	(20)
Citibank N.A.	10/3/2017	2,046	USD	7,311	PLN	40	—
Citibank N.A.	10/3/2017	34,860	USD	276,953	SEK	929	—
Citibank N.A.	10/3/2017	2,549	USD	8,872	TRY	55	—
Citibank N.A.	10/4/2017	38,828	BRL	12,272	USD	1	—
Citibank N.A.	10/4/2017	1,237,347	CLP	1,936	USD	—	—

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/4/2017	17,333	HKD	2,219	USD	$—	$—
Citibank N.A.	10/4/2017	721,391	HKD	92,364	USD	—	(5)
Citibank N.A.	10/4/2017	807,926	JPY	7,200	USD	—	(22)
Citibank N.A.	10/4/2017	33,728,310	JPY	299,641	USD	7	—
Citibank N.A.	10/4/2017	454	SGD	335	USD	—	—
Citibank N.A.	10/4/2017	18,920	SGD	13,934	USD	—	(1)
Citibank N.A.	10/4/2017	12,286	USD	38,828	BRL	12	—
Citibank N.A.	10/4/2017	1,967	USD	1,237,347	CLP	31	—
Citibank N.A.	10/4/2017	92,830	USD	725,885	HKD	—	(105)
Citibank N.A.	10/4/2017	301,153	USD	33,098,581	JPY	7,099	—
Citibank N.A.	10/4/2017	14,005	USD	19,013	SGD	3	—
Citibank N.A.	10/4/2017	20,096	USD	262,427	ZAR	664	—
Citibank N.A.	10/4/2017	6,437	ZAR	480	USD	—	(3)
Citibank N.A.	10/4/2017	270,012	ZAR	19,995	USD	—	(1)
Citibank N.A.	11/2/2017	64,559	USD	82,308	AUD	—	(3)
Citibank N.A.	11/2/2017	111,795	USD	139,793	CAD	—	(6)
Citibank N.A.	11/2/2017	117,637	USD	113,609	CHF	—	(5)
Citibank N.A.	11/2/2017	22,360	USD	140,520	DKK	—	(2)
Citibank N.A.	11/2/2017	418,452	USD	353,415	EUR	—	(22)
Citibank N.A.	11/2/2017	224,625	USD	167,267	GBP	—	(9)
Citibank N.A.	11/2/2017	89,946	USD	701,981	HKD	4	—
Citibank N.A.	11/2/2017	3,360	USD	11,859	ILS	—	(1)
Citibank N.A.	11/2/2017	8,697	USD	69,187	NOK	—	—
Citibank N.A.	11/2/2017	1,928	USD	2,669	NZD	—	—
Citibank N.A.	11/2/2017	35,839	USD	292,061	SEK	—	(2)
Citibank N.A.	11/2/2017	2,274	USD	8,161	TRY	—	—
Citibank N.A.	11/3/2017	1,203	USD	315,757	HUF	—	—
Citibank N.A.	11/3/2017	10,050	USD	183,437	MXN	1	—
Citibank N.A.	11/3/2017	1,942	USD	7,078	PLN	—	—
Citibank N.A.	11/3/2017	13,961	USD	18,951	SGD	1	—
Citibank N.A.	11/3/2017	18,282	USD	248,088	ZAR	1	—
Citibank N.A.	11/6/2017	12,737	USD	40,471	BRL	—	(1)
Citibank N.A.	11/6/2017	1,974	USD	1,262,508	CLP	—	—
Citibank N.A.	11/6/2017	308,276	USD	34,649,729	JPY	—	(12)
Credit Suisse International	10/3/2017	62,645	AUD	49,158	USD	—	(3)
Credit Suisse International	10/3/2017	100,573	CAD	80,419	USD	—	(2)
Credit Suisse International	10/3/2017	84,702	CHF	87,536	USD	2	—
Credit Suisse International	10/3/2017	105,302	DKK	16,728	USD	—	—
Credit Suisse International	10/3/2017	258,951	EUR	306,124	USD	8	—
Credit Suisse International	10/3/2017	121,252	GBP	162,674	USD	4	—
Credit Suisse International	10/3/2017	250,944	HUF	955	USD	—	—
Credit Suisse International	10/3/2017	8,443	ILS	2,390	USD	—	—
Credit Suisse International	10/3/2017	145,902	MXN	8,035	USD	—	—
Credit Suisse International	10/3/2017	49,315	NOK	6,195	USD	—	—
Credit Suisse International	10/3/2017	2,086	NZD	1,508	USD	—	—
Credit Suisse International	10/3/2017	5,696	PLN	1,563	USD	—	—
Credit Suisse International	10/3/2017	215,712	SEK	26,427	USD	1	—
Credit Suisse International	10/3/2017	6,920	TRY	1,946	USD	—	(1)
Credit Suisse International	10/3/2017	64,842	USD	81,783	AUD	671	—
Credit Suisse International	10/3/2017	106,079	USD	132,951	CAD	—	(227)
Credit Suisse International	10/3/2017	115,470	USD	110,769	CHF	992	—
Credit Suisse International	10/3/2017	22,065	USD	137,802	DKK	174	—
Credit Suisse International	10/3/2017	403,810	USD	339,137	EUR	2,883	—
Credit Suisse International	10/3/2017	214,582	USD	166,364	GBP	—	(8,621)
Credit Suisse International	10/3/2017	1,249	USD	320,628	HUF	29	—
Credit Suisse International	10/3/2017	3,133	USD	11,225	ILS	—	(44)
Credit Suisse International	10/3/2017	10,595	USD	189,707	MXN	148	—
Credit Suisse International	10/3/2017	8,166	USD	63,491	NOK	190	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	10/3/2017	1,976	USD	2,760	NZD	$—	$(20)
Credit Suisse International	10/3/2017	2,046	USD	7,310	PLN	40	—
Credit Suisse International	10/3/2017	34,860	USD	276,971	SEK	927	—
Credit Suisse International	10/3/2017	2,549	USD	8,873	TRY	55	—
Credit Suisse International	10/4/2017	29,585	BRL	9,356	USD	—	(5)
Credit Suisse International	10/4/2017	942,741	CLP	1,476	USD	—	(1)
Credit Suisse International	10/4/2017	549,666	HKD	70,377	USD	—	(4)
Credit Suisse International	10/4/2017	417,457,966	IDR	30,992	USD	—	(14)
Credit Suisse International	10/4/2017	25,697,289	JPY	228,299	USD	—	—
Credit Suisse International	10/4/2017	14,420	SGD	10,620	USD	—	(1)
Credit Suisse International	10/4/2017	12,286	USD	38,828	BRL	12	—
Credit Suisse International	10/4/2017	1,970	USD	1,237,347	CLP	34	—
Credit Suisse International	10/4/2017	92,830	USD	725,965	HKD	—	(115)
Credit Suisse International	10/4/2017	301,153	USD	33,099,184	JPY	7,094	—
Credit Suisse International	10/4/2017	14,005	USD	19,014	SGD	3	—
Credit Suisse International	10/4/2017	20,096	USD	262,482	ZAR	660	—
Credit Suisse International	10/4/2017	205,766	ZAR	15,238	USD	—	(1)
Credit Suisse International	10/5/2017	8,304,326	INR	126,976	USD	—	(89)
Credit Suisse International	10/12/2017	298,202,143	KRW	260,325	USD	—	(73)
Credit Suisse International	11/2/2017	49,188	USD	62,710	AUD	—	(1)
Credit Suisse International	11/2/2017	85,178	USD	106,499	CAD	4	—
Credit Suisse International	11/2/2017	89,631	USD	86,564	CHF	—	(6)
Credit Suisse International	11/2/2017	17,040	USD	107,091	DKK	—	(2)
Credit Suisse International	11/2/2017	318,823	USD	269,272	EUR	—	(18)
Credit Suisse International	11/2/2017	171,145	USD	127,446	GBP	—	(10)
Credit Suisse International	11/2/2017	68,531	USD	534,858	HKD	2	—
Credit Suisse International	11/2/2017	2,563	USD	9,046	ILS	—	—
Credit Suisse International	11/2/2017	6,627	USD	52,721	NOK	—	—
Credit Suisse International	11/2/2017	1,470	USD	2,035	NZD	—	—
Credit Suisse International	11/2/2017	27,310	USD	222,564	SEK	—	(2)
Credit Suisse International	11/2/2017	1,737	USD	6,232	TRY	—	—
Credit Suisse International	11/3/2017	917	USD	240,665	HUF	—	—
Credit Suisse International	11/3/2017	30,660	USD	414,529,124	IDR	—	(11)
Credit Suisse International	11/3/2017	264,051	USD	302,496,587	KRW	17	—
Credit Suisse International	11/3/2017	7,661	USD	139,839	MXN	—	—
Credit Suisse International	11/3/2017	1,482	USD	5,401	PLN	—	—
Credit Suisse International	11/3/2017	10,637	USD	14,439	SGD	—	—
Credit Suisse International	11/3/2017	13,931	USD	189,055	ZAR	—	—
Credit Suisse International	11/6/2017	9,713	USD	30,837	BRL	8	—
Credit Suisse International	11/6/2017	1,505	USD	961,913	CLP	2	—
Credit Suisse International	11/6/2017	126,005	USD	8,244,785	INR	550	—
Credit Suisse International	11/6/2017	234,877	USD	26,399,892	JPY	—	(10)
Goldman Sachs	10/3/2017	82,219	AUD	64,516	USD	—	(3)
Goldman Sachs	10/3/2017	132,003	CAD	105,546	USD	3	—
Goldman Sachs	10/3/2017	111,171	CHF	114,891	USD	3	—
Goldman Sachs	10/3/2017	138,206	DKK	21,955	USD	1	—
Goldman Sachs	10/3/2017	339,868	EUR	401,782	USD	10	—
Goldman Sachs	10/3/2017	2,375	GBP	4,062	AUD	—	(1)
Goldman Sachs	10/3/2017	3,587	GBP	4,655	CHF	1	—
Goldman Sachs	10/3/2017	159,139	GBP	213,504	USD	5	—
Goldman Sachs	10/3/2017	328,206	HUF	1,249	USD	—	—
Goldman Sachs	10/3/2017	11,068	ILS	3,133	USD	—	—
Goldman Sachs	10/3/2017	191,430	MXN	10,542	USD	—	—
Goldman Sachs	10/3/2017	64,679	NOK	8,125	USD	—	—
Goldman Sachs	10/3/2017	2,734	NZD	1,976	USD	—	—
Goldman Sachs	10/3/2017	7,455	PLN	2,046	USD	—	—
Goldman Sachs	10/3/2017	283,118	SEK	34,685	USD	1	—
Goldman Sachs	10/3/2017	9,067	TRY	2,549	USD	—	—

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/3/2017	64,842	USD	81,777	AUD	$676	$—
Goldman Sachs	10/3/2017	106,079	USD	132,949	CAD	—	(226)
Goldman Sachs	10/3/2017	115,470	USD	110,763	CHF	998	—
Goldman Sachs	10/3/2017	22,065	USD	137,825	DKK	170	—
Goldman Sachs	10/3/2017	403,810	USD	339,131	EUR	2,890	—
Goldman Sachs	10/3/2017	214,582	USD	166,362	GBP	—	(8,618)
Goldman Sachs	10/3/2017	1,249	USD	320,577	HUF	29	—
Goldman Sachs	10/3/2017	3,133	USD	11,226	ILS	—	(45)
Goldman Sachs	10/3/2017	10,595	USD	189,701	MXN	148	—
Goldman Sachs	10/3/2017	8,166	USD	63,492	NOK	190	—
Goldman Sachs	10/3/2017	1,976	USD	2,760	NZD	—	(20)
Goldman Sachs	10/3/2017	2,046	USD	7,310	PLN	40	—
Goldman Sachs	10/3/2017	34,860	USD	276,959	SEK	929	—
Goldman Sachs	10/3/2017	2,549	USD	8,872	TRY	55	—
Goldman Sachs	10/4/2017	38,828	BRL	12,272	USD	1	—
Goldman Sachs	10/4/2017	1,237,347	CLP	1,936	USD	—	—
Goldman Sachs	10/4/2017	721,409	HKD	92,364	USD	—	(2)
Goldman Sachs	10/4/2017	33,728,100	JPY	299,641	USD	5	—
Goldman Sachs	10/4/2017	18,921	SGD	13,934	USD	—	—
Goldman Sachs	10/4/2017	12,288	USD	38,828	BRL	15	—
Goldman Sachs	10/4/2017	1,968	USD	1,237,347	CLP	32	—
Goldman Sachs	10/4/2017	92,830	USD	725,922	HKD	—	(109)
Goldman Sachs	10/4/2017	301,153	USD	33,098,581	JPY	7,099	—
Goldman Sachs	10/4/2017	14,005	USD	19,014	SGD	3	—
Goldman Sachs	10/4/2017	20,096	USD	262,448	ZAR	662	—
Goldman Sachs	10/4/2017	270,021	ZAR	19,995	USD	—	—
Goldman Sachs	11/2/2017	64,559	USD	82,303	AUD	1	—
Goldman Sachs	11/2/2017	111,795	USD	139,789	CAD	—	(3)
Goldman Sachs	11/2/2017	117,637	USD	113,609	CHF	—	(6)
Goldman Sachs	11/2/2017	22,360	USD	140,519	DKK	—	(1)
Goldman Sachs	11/2/2017	418,452	USD	353,408	EUR	—	(14)
Goldman Sachs	11/2/2017	224,625	USD	167,265	GBP	—	(6)
Goldman Sachs	11/2/2017	89,946	USD	702,006	HKD	—	—
Goldman Sachs	11/2/2017	3,360	USD	11,858	ILS	—	—
Goldman Sachs	11/2/2017	8,697	USD	69,187	NOK	—	—
Goldman Sachs	11/2/2017	1,928	USD	2,669	NZD	—	—
Goldman Sachs	11/2/2017	35,839	USD	292,060	SEK	—	(1)
Goldman Sachs	11/2/2017	2,274	USD	8,160	TRY	—	—
Goldman Sachs	11/3/2017	1,203	USD	315,717	HUF	—	—
Goldman Sachs	11/3/2017	10,050	USD	183,440	MXN	1	—
Goldman Sachs	11/3/2017	1,942	USD	7,077	PLN	—	—
Goldman Sachs	11/3/2017	13,961	USD	18,952	SGD	—	—
Goldman Sachs	11/3/2017	18,282	USD	248,090	ZAR	1	—
Goldman Sachs	11/6/2017	12,740	USD	40,471	BRL	3	—
Goldman Sachs	11/6/2017	1,974	USD	1,262,508	CLP	—	—
Goldman Sachs	11/6/2017	308,276	USD	34,649,266	JPY	—	(8)
JP Morgan Chase Bank N.A.	10/4/2017	31,189	USD	417,457,966	IDR	211	—
JP Morgan Chase Bank N.A.	10/5/2017	129,386	USD	8,304,326	INR	2,499	—
JP Morgan Chase Bank N.A.	10/12/2017	264,478	USD	298,202,143	KRW	4,227	—
Morgan Stanley & Co. International	10/3/2017	708,711	PHP	13,939	USD	4	—
Morgan Stanley & Co. International	10/3/2017	49,404	USD	62,307	AUD	515	—
Morgan Stanley & Co. International	10/3/2017	80,823	USD	101,296	CAD	—	(172)
Morgan Stanley & Co. International	10/3/2017	87,981	USD	84,396	CHF	759	—
Morgan Stanley & Co. International	10/3/2017	16,816	USD	105,039	DKK	129	—
Morgan Stanley & Co. International	10/3/2017	307,667	USD	258,387	EUR	2,202	—
Morgan Stanley & Co. International	10/3/2017	163,492	USD	126,753	GBP	—	(6,567)
Morgan Stanley & Co. International	10/3/2017	955	USD	245,238	HUF	22	—
Morgan Stanley & Co. International	10/3/2017	2,390	USD	8,564	ILS	—	(34)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/3/2017	8,076	USD	144,598	MXN	$113	$—
Morgan Stanley & Co. International	10/3/2017	6,226	USD	48,408	NOK	145	—
Morgan Stanley & Co. International	10/3/2017	1,508	USD	2,107	NZD	—	(15)
Morgan Stanley & Co. International	10/3/2017	13,791	USD	708,711	PHP	—	(152)
Morgan Stanley & Co. International	10/3/2017	1,563	USD	5,585	PLN	30	—
Morgan Stanley & Co. International	10/3/2017	26,560	USD	211,017	SEK	708	—
Morgan Stanley & Co. International	10/3/2017	1,946	USD	6,774	TRY	42	—
Morgan Stanley & Co. International	10/4/2017	99,717	MYR	23,585	USD	—	(6)
Morgan Stanley & Co. International	10/4/2017	779,269	THB	23,353	USD	6	—
Morgan Stanley & Co. International	10/4/2017	9,360	USD	29,585	BRL	9	—
Morgan Stanley & Co. International	10/4/2017	1,500	USD	942,741	CLP	25	—
Morgan Stanley & Co. International	10/4/2017	70,732	USD	553,128	HKD	—	(85)
Morgan Stanley & Co. International	10/4/2017	229,451	USD	25,218,316	JPY	5,407	—
Morgan Stanley & Co. International	10/4/2017	23,364	USD	99,717	MYR	—	(215)
Morgan Stanley & Co. International	10/4/2017	10,671	USD	14,488	SGD	2	—
Morgan Stanley & Co. International	10/4/2017	23,465	USD	779,269	THB	105	—
Morgan Stanley & Co. International	10/4/2017	15,314	USD	200,016	ZAR	503	—
Morgan Stanley & Co. International	10/5/2017	6,325,607	TWD	208,206	USD	86	—
Morgan Stanley & Co. International	10/5/2017	210,153	USD	6,325,607	TWD	1,861	—
Morgan Stanley & Co. International	11/3/2017	23,679	USD	100,229	MYR	—	(16)
Morgan Stanley & Co. International	11/3/2017	14,533	USD	740,500	PHP	—	(1)
Morgan Stanley & Co. International	11/3/2017	24,016	USD	802,018	THB	—	(35)
Morgan Stanley & Co. International	11/3/2017	201,860	USD	6,128,921	TWD	—	(285)
Royal Bank of Canada	10/3/2017	921	CAD	5,879	NOK	—	(2)
Royal Bank of Canada	10/3/2017	3,443	GBP	37,559	SEK	17	—
						$76,371	$(44,258)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 11.1%
Abacus Property Group	1,843	$5,466
BWP Trust	1,769	4,095
Charter Hall Group	1,484	6,253
Charter Hall Retail REIT	1,399	4,336
Cromwell Property Group	10,797	8,091
Dexus	3,367	25,098
Goodman Group	4,611	29,813
GPT Group (The)	5,748	22,371
Growthpoint Properties Australia Ltd.(a)	2,139	5,320
Investa Office Fund	2,238	7,902
LendLease Group	1,672	23,510
Mirvac Group	14,037	25,222
Scentre Group	17,043	52,555
Shopping Centres Australasia Property Group	1,574	2,828
Stockland	9,585	32,340
Vicinity Centres	14,274	29,792
Westfield Corp.	4,742	29,171

Total Australia		314,163
Austria – 0.7%
BUWOG AG*	136	4,077
CA Immobilien Anlagen AG	288	8,274
IMMOFINANZ AG*(a)	2,392	6,176

Total Austria		18,527
Belgium – 0.6%
Befimmo S.A.	94	5,931
Cofinimmo S.A.	79	10,147

Total Belgium		16,078
Brazil – 0.3%
Multiplan Empreendimentos Imobiliarios S.A.	315	7,302
Canada – 4.8%
Allied Properties Real Estate Investment Trust	232	7,391
Artis Real Estate Investment Trust	1,017	10,750
Boardwalk Real Estate Investment Trust	186	5,653
Canadian Apartment Properties REIT	354	9,547
Canadian Real Estate Investment Trust	250	9,221
Cominar Real Estate Investment Trust	871	9,451
Dream Office Real Estate Investment Trust	729	12,258
First Capital Realty, Inc.(a)	712	11,204
Granite Real Estate Investment Trust	211	8,447
H&R Real Estate Investment Trust	1,190	20,496
RioCan Real Estate Investment Trust	1,069	20,454
Smart Real Estate Investment Trust	485	11,417

Total Canada		136,289
Chile – 0.1%
Parque Arauco S.A.	1,295	3,547
China – 17.5%
China Jinmao Holdings Group Ltd.	30,000	15,095
China Overseas Land & Investment Ltd.	22,000	71,543
China Resources Land Ltd.	14,200	43,451
China South City Holdings Ltd.	22,000	6,281

China Vanke Co., Ltd. Class H	3,200	$10,529
CIFI Holdings Group Co., Ltd.	38,000	21,163
Country Garden Holdings Co., Ltd.	61,000	96,998
Future Land Development Holdings Ltd.	18,000	8,849
Guangzhou R&F Properties Co., Ltd. Class H	9,200	21,319
Guorui Properties Ltd.	2,000	684
KWG Property Holding Ltd.	13,500	14,432
Logan Property Holdings Co., Ltd.(a)	14,000	14,447
Longfor Properties Co., Ltd.	15,500	39,094
Red Star Macalline Group Corp., Ltd. Class H(b)	5,400	6,706
Shenzhen Investment Ltd.	28,000	12,690
Shimao Property Holdings Ltd.	15,500	33,617
Shui On Land Ltd.	11,500	2,959
Sino-Ocean Group Holding Ltd.	17,500	11,673
Sunac China Holdings Ltd.(a)	11,000	50,348
Yuexiu Property Co., Ltd.	38,000	7,735
Yuzhou Properties Co., Ltd.	13,000	7,024

Total China		496,637
Finland – 0.2%
Citycon Oyj	2,698	7,100
France – 7.2%
Fonciere Des Regions	269	27,950
Gecina S.A.	198	32,115
ICADE	339	30,246
Klepierre S.A.	943	37,023
Nexity S.A.*	231	14,119
Unibail-Rodamco SE	257	62,512

Total France		203,965
Germany – 3.2%
alstria office REIT-AG	404	5,772
Deutsche Euroshop AG	92	3,451
Deutsche Wohnen SE Bearer Shares	462	19,619
LEG Immobilien AG	121	12,243
TAG Immobilien AG	440	7,397
Vonovia SE	968	41,197

Total Germany		89,679
Hong Kong – 18.5%
Champion REIT	19,000	13,111
Hang Lung Group Ltd.	2,000	7,182
Hang Lung Properties Ltd.	10,000	23,737
Henderson Land Development Co., Ltd.	8,360	55,389
Hui Xian REIT	29,000	13,307
Hysan Development Co., Ltd.	3,000	14,115
I-CABLE Communications Ltd.*	3,230	105
Joy City Property Ltd.	10,000	1,844
Kowloon Development Co., Ltd.	2,000	2,251
Link REIT	6,000	48,626
New World Development Co., Ltd.	28,000	40,222
Sino Land Co., Ltd.	16,000	28,105
Sun Hung Kai Properties Ltd.	6,000	97,482
Swire Pacific Ltd. Class A	2,500	24,261
Swire Pacific Ltd. Class B	2,500	4,334

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Investments	Shares	Value

Swire Properties Ltd.	12,400	$42,070
Wharf Holdings Ltd. (The)	8,000	71,287
Wheelock & Co., Ltd.	4,000	28,141
Yuexiu Real Estate Investment Trust	13,000	8,189

Total Hong Kong		523,758
Indonesia – 0.1%
Bumi Serpong Damai Tbk PT	17,800	2,339
Summarecon Agung Tbk PT	3,300	261

Total Indonesia		2,600
Ireland – 0.1%
Green REIT PLC	1,253	2,232
Hibernia REIT PLC	433	781

Total Ireland		3,013
Israel – 1.0%
Alony Hetz Properties & Investments Ltd.	381	4,045
Azrieli Group Ltd.	202	11,219
Gazit-Globe Ltd.	653	6,287
Melisron Ltd.	120	5,805

Total Israel		27,356
Italy – 0.2%
Beni Stabili SpA SIIQ	6,480	5,623
Japan – 6.5%
Daibiru Corp.	500	5,521
Daito Trust Construction Co., Ltd.	200	36,423
Daiwa House Industry Co., Ltd.	1,500	51,770
Hulic Co., Ltd.	1,000	9,799
Kenedix, Inc.	700	3,887
Leopalace21 Corp.	700	4,875
Mitsubishi Estate Co., Ltd.	1,000	17,381
Mitsui Fudosan Co., Ltd.	800	17,341
Nomura Real Estate Holdings, Inc.	600	12,782
NTT Urban Development Corp.	400	3,980
Open House Co., Ltd.	100	3,491
TOC Co., Ltd.	300	2,639
Tokyo Tatemono Co., Ltd.	500	6,392
Tokyu Fudosan Holdings Corp.	1,100	6,635

Total Japan		182,916
Malaysia – 1.4%
IGB Real Estate Investment Trust	11,800	4,890
IOI Properties Group Bhd	10,525	5,035
KLCCP Stapled Group	5,600	10,610
Pavilion Real Estate Investment Trust	1,500	622
SP Setia Bhd Group	8,300	7,155
Sunway Bhd	12,490	5,443
Sunway Real Estate Investment Trust	13,500	5,499
UEM Sunrise Bhd*	6,200	1,674

Total Malaysia		40,928
Mexico – 1.3%
Concentradora Fibra Danhos S.A. de C.V.	6,493	11,152
Fibra Uno Administracion S.A. de C.V.	10,362	17,529
PLA Administradora Industrial S de RL de C.V.*	1,891	3,270

Prologis Property Mexico S.A. de C.V.	2,900	$5,778

Total Mexico		37,729
Netherlands – 0.5%
Eurocommercial Properties N.V. CVA	153	6,544
Wereldhave N.V.	168	7,926

Total Netherlands		14,470
New Zealand – 0.4%
Goodman Property Trust	4,744	4,390
Kiwi Property Group Ltd.	4,783	4,668
Precinct Properties New Zealand Ltd.	3,787	3,490

Total New Zealand		12,548
Norway – 0.3%
Entra ASA(b)	669	9,160
Philippines – 1.0%
Ayala Land, Inc.	10,800	9,248
Megaworld Corp.	32,000	3,295
Robinsons Land Corp.	1,300	647
SM Prime Holdings, Inc.	18,900	12,817
Vista Land & Lifescapes, Inc.	28,400	3,556

Total Philippines		29,563
Russia – 0.2%
LSR Group PJSC GDR Reg S	2,170	6,380
Singapore – 9.0%
Ascendas Real Estate Investment Trust	14,216	27,847
Ascott Residence Trust	4,373	3,784
CapitaLand Commercial Trust	14,000	17,062
CapitaLand Ltd.	10,200	26,891
CapitaLand Mall Trust	12,000	17,674
CapitaLand Retail China Trust	2,200	2,600
CDL Hospitality Trusts	5,800	6,919
City Developments Ltd.	1,400	11,681
Frasers Centrepoint Ltd.	4,600	7,080
Frasers Centrepoint Trust	3,900	6,060
Global Logistic Properties Ltd.	10,500	25,516
Keppel REIT	11,900	10,341
Mapletree Commercial Trust	8,715	9,755
Mapletree Greater China Commercial Trust	12,900	10,972
Mapletree Industrial Trust	9,800	13,531
Mapletree Logistics Trust	13,600	12,419
Sinarmas Land Ltd.(a)	1,900	581
SPH REIT	8,200	6,038
Starhill Global REIT	7,600	4,253
Suntec Real Estate Investment Trust	12,000	16,481
UOL Group Ltd.	1,900	11,361
Wheelock Properties Singapore Ltd.	4,100	5,676

Total Singapore		254,522
South Africa – 2.9%
Fortress Income Fund Ltd.	3,587	10,294
Fortress Income Fund Ltd. Class A	5,522	7,055
Growthpoint Properties Ltd.	15,022	27,035
Hyprop Investments Ltd.	854	6,686

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Investments	Shares	Value

Redefine Properties Ltd.	23,718	$18,778
Resilient REIT Ltd.	1,207	11,896

Total South Africa		81,744
Spain – 0.5%
Inmobiliaria Colonial Socimi S.A.	801	7,949
Merlin Properties Socimi S.A.	391	5,417

Total Spain		13,366
Sweden – 1.4%
Castellum AB	470	7,359
Fabege AB	334	6,834
Hemfosa Fastigheter AB	524	6,644
Hufvudstaden AB Class A	441	7,510
Klovern AB Class B	2,494	3,315
Wallenstam AB Class B	500	4,968
Wihlborgs Fastigheter AB	182	4,442

Total Sweden		41,072
Switzerland – 1.1%
PSP Swiss Property AG Registered Shares	123	11,339
Swiss Prime Site AG Registered Shares*	220	19,792

Total Switzerland		31,131
Taiwan – 0.5%
Highwealth Construction Corp.	10,000	13,273
Thailand – 1.1%
Central Pattana PCL NVDR	4,800	11,226
Land & Houses PCL NVDR	50,500	14,991
Supalai PCL NVDR	8,400	5,844

Total Thailand		32,061
United Kingdom – 5.6%
Assura PLC	11,677	9,823
Big Yellow Group PLC	573	5,819
British Land Co. PLC (The)	4,025	32,509
Capital & Counties Properties PLC	642	2,280
Grainger PLC	2,889	10,395
Hammerson PLC	1,179	8,494
Intu Properties PLC(a)	5,746	17,769
Land Securities Group PLC	1,272	16,599
NewRiver REIT PLC	2,198	9,988
Safestore Holdings PLC	1,151	6,744
Segro PLC	2,220	15,965
Tritax Big Box REIT PLC	7,380	14,100
Unite Group PLC (The)	794	7,324

Total United Kingdom		157,809
TOTAL COMMON STOCKS (Cost: $2,336,132)		2,814,309
RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand Commercial Trust, expiring 10/19/17*	2,324	500
Mapletree Logistics Trust, expiring 10/4/17*	1,360	95
TOTAL RIGHTS (Cost: $0)		595

WARRANTS – 0.0%
Malaysia – 0.0%
Sunway Bhd, expiring 10/3/24*	1,605	$0
Thailand – 0.0%
Supalai PCL, expiring 10/19/18*	2,175	1,252
TOTAL WARRANTS (Cost: $1,022)		1,252
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN*
(Cost: $510)	8	633
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $92,258)(d)	92,258	92,258
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $2,429,922)		2,909,047
Other Assets less Liabilities – (2.6)%		(73,709)

NET ASSETS – 100.0%		$2,835,338
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)	At September 30, 2017, the total market value of the Fund’s securities on loan was $87,070 and the total market value of the collateral held by the Fund was $92,258.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	83,239	AUD	65,329	USD	$—	$(15)
Bank of America N.A.	10/3/2017	35,868	CAD	28,680	USD	—	—
Bank of America N.A.	10/3/2017	6,167	CHF	6,373	USD	—	—
Bank of America N.A.	10/3/2017	65,794	EUR	77,779	USD	2	—
Bank of America N.A.	10/3/2017	24,296	GBP	32,596	USD	1	—
Bank of America N.A.	10/3/2017	20,918	ILS	5,921	USD	—	—
Bank of America N.A.	10/3/2017	148,681	MXN	8,188	USD	—	—
Bank of America N.A.	10/3/2017	16,439	NOK	2,065	USD	—	—
Bank of America N.A.	10/3/2017	3,685	NZD	2,664	USD	—	—
Bank of America N.A.	10/3/2017	68,755	SEK	8,423	USD	—	—
Bank of America N.A.	10/3/2017	65,946	USD	83,176	AUD	682	—
Bank of America N.A.	10/3/2017	28,951	USD	36,284	CAD	—	(61)
Bank of America N.A.	10/3/2017	6,433	USD	6,169	CHF	57	—
Bank of America N.A.	10/3/2017	78,514	USD	65,926	EUR	577	—
Bank of America N.A.	10/3/2017	32,904	USD	25,508	GBP	—	(1,318)
Bank of America N.A.	10/3/2017	5,977	USD	21,417	ILS	—	(86)
Bank of America N.A.	10/3/2017	8,265	USD	147,976	MXN	116	—
Bank of America N.A.	10/3/2017	2,065	USD	16,056	NOK	48	—
Bank of America N.A.	10/3/2017	2,664	USD	3,722	NZD	—	(26)
Bank of America N.A.	10/3/2017	8,502	USD	67,533	SEK	228	—
Bank of America N.A.	10/4/2017	4,604	BRL	1,456	USD	—	—
Bank of America N.A.	10/4/2017	437,322	CLP	684	USD	—	—
Bank of America N.A.	10/4/2017	1,582,916	HKD	202,666	USD	—	(6)
Bank of America N.A.	10/4/2017	4,255,419	JPY	37,803	USD	3	—
Bank of America N.A.	10/4/2017	72,674	SGD	53,521	USD	—	(3)
Bank of America N.A.	10/4/2017	1,457	USD	4,604	BRL	2	—
Bank of America N.A.	10/4/2017	695	USD	437,322	CLP	11	—
Bank of America N.A.	10/4/2017	204,582	USD	1,599,821	HKD	—	(242)
Bank of America N.A.	10/4/2017	38,160	USD	4,194,028	JPY	900	—
Bank of America N.A.	10/4/2017	54,026	USD	73,353	SGD	8	—
Bank of America N.A.	10/4/2017	17,993	USD	233,864	ZAR	676	—
Bank of America N.A.	10/4/2017	240,704	ZAR	17,825	USD	—	(1)
Bank of America N.A.	11/2/2017	65,820	USD	83,896	AUD	13	—
Bank of America N.A.	11/2/2017	29,141	USD	36,435	CAD	1	—
Bank of America N.A.	11/2/2017	6,376	USD	6,157	CHF	—	—
Bank of America N.A.	11/2/2017	77,705	USD	65,628	EUR	—	(4)
Bank of America N.A.	11/2/2017	33,064	USD	24,622	GBP	—	(2)
Bank of America N.A.	11/2/2017	211,736	USD	1,652,588	HKD	—	(4)
Bank of America N.A.	11/2/2017	5,901	USD	20,827	ILS	—	(1)
Bank of America N.A.	11/2/2017	2,009	USD	15,983	NOK	—	—
Bank of America N.A.	11/2/2017	2,649	USD	3,667	NZD	—	—
Bank of America N.A.	11/2/2017	8,448	USD	68,848	SEK	—	(1)
Bank of America N.A.	11/3/2017	7,984	USD	145,727	MXN	1	—
Bank of America N.A.	11/3/2017	53,550	USD	72,692	SGD	1	—
Bank of America N.A.	11/3/2017	17,242	USD	233,975	ZAR	1	—
Bank of America N.A.	11/6/2017	1,435	USD	4,557	BRL	1	—
Bank of America N.A.	11/6/2017	683	USD	436,557	CLP	—	—
Bank of America N.A.	11/6/2017	38,837	USD	4,365,504	JPY	—	(4)
Bank of Montreal	10/3/2017	266	CAD	1,698	NOK	—	(1)
Bank of Montreal	10/3/2017	1,424	GBP	1,615	EUR	1	—
Barclays Bank PLC	10/3/2017	83,257	AUD	65,329	USD	—	(2)
Barclays Bank PLC	10/3/2017	35,870	CAD	28,680	USD	1	—
Barclays Bank PLC	10/3/2017	6,167	CHF	6,373	USD	—	—
Barclays Bank PLC	10/3/2017	65,793	EUR	77,779	USD	2	—
Barclays Bank PLC	10/3/2017	24,296	GBP	32,596	USD	1	—
Barclays Bank PLC	10/3/2017	20,917	ILS	5,921	USD	—	—
Barclays Bank PLC	10/3/2017	148,684	MXN	8,188	USD	—	—
Barclays Bank PLC	10/3/2017	16,438	NOK	2,065	USD	—	—
Barclays Bank PLC	10/3/2017	3,685	NZD	2,664	USD	—	—

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/3/2017	68,753	SEK	8,423	USD	$—	$—
Barclays Bank PLC	10/4/2017	4,604	BRL	1,456	USD	—	—
Barclays Bank PLC	10/4/2017	437,322	CLP	684	USD	—	—
Barclays Bank PLC	10/4/2017	1,582,923	HKD	202,666	USD	—	(5)
Barclays Bank PLC	10/4/2017	4,255,408	JPY	37,803	USD	3	—
Barclays Bank PLC	10/4/2017	72,677	SGD	53,521	USD	—	(1)
Barclays Bank PLC	10/4/2017	240,676	ZAR	17,825	USD	—	(3)
Barclays Bank PLC	11/2/2017	65,820	USD	83,911	AUD	1	—
Barclays Bank PLC	11/2/2017	29,141	USD	36,439	CAD	—	(2)
Barclays Bank PLC	11/2/2017	6,376	USD	6,158	CHF	—	—
Barclays Bank PLC	11/2/2017	77,705	USD	65,627	EUR	—	(3)
Barclays Bank PLC	11/2/2017	33,064	USD	24,621	GBP	—	(2)
Barclays Bank PLC	11/2/2017	211,736	USD	1,652,547	HKD	1	—
Barclays Bank PLC	11/2/2017	5,901	USD	20,829	ILS	—	(1)
Barclays Bank PLC	11/2/2017	2,009	USD	15,982	NOK	—	—
Barclays Bank PLC	11/2/2017	2,649	USD	3,667	NZD	—	—
Barclays Bank PLC	11/2/2017	8,448	USD	68,845	SEK	—	—
Barclays Bank PLC	11/3/2017	7,984	USD	145,732	MXN	1	—
Barclays Bank PLC	11/3/2017	53,550	USD	72,704	SGD	—	(8)
Barclays Bank PLC	11/3/2017	17,242	USD	233,951	ZAR	2	—
Barclays Bank PLC	11/6/2017	1,435	USD	4,557	BRL	—	—
Barclays Bank PLC	11/6/2017	683	USD	436,557	CLP	1	—
Barclays Bank PLC	11/6/2017	38,837	USD	4,365,465	JPY	—	(4)
Citibank N.A.	10/3/2017	3,734	AUD	2,940	USD	—	(10)
Citibank N.A.	10/3/2017	83,260	AUD	65,329	USD	1	—
Citibank N.A.	10/3/2017	1,599	CAD	1,291	USD	—	(12)
Citibank N.A.	10/3/2017	35,869	CAD	28,680	USD	1	—
Citibank N.A.	10/3/2017	278	CHF	287	USD	1	—
Citibank N.A.	10/3/2017	6,167	CHF	6,373	USD	—	—
Citibank N.A.	10/3/2017	2,974	EUR	3,501	USD	15	—
Citibank N.A.	10/3/2017	65,794	EUR	77,779	USD	2	—
Citibank N.A.	10/3/2017	1,093	GBP	1,467	USD	—	(1)
Citibank N.A.	10/3/2017	24,296	GBP	32,596	USD	1	—
Citibank N.A.	10/3/2017	1,109	ILS	5,720	MXN	—	(1)
Citibank N.A.	10/3/2017	942	ILS	267	USD	—	—
Citibank N.A.	10/3/2017	20,918	ILS	5,921	USD	—	—
Citibank N.A.	10/3/2017	6,646	MXN	369	USD	—	(3)
Citibank N.A.	10/3/2017	148,681	MXN	8,188	USD	—	—
Citibank N.A.	10/3/2017	16,439	NOK	2,065	USD	—	—
Citibank N.A.	10/3/2017	47	NZD	619	MXN	—	—
Citibank N.A.	10/3/2017	3,685	NZD	2,664	USD	—	—
Citibank N.A.	10/3/2017	3,087	SEK	379	USD	—	(1)
Citibank N.A.	10/3/2017	68,754	SEK	8,423	USD	—	—
Citibank N.A.	10/3/2017	65,946	USD	83,168	AUD	688	—
Citibank N.A.	10/3/2017	28,951	USD	36,285	CAD	—	(62)
Citibank N.A.	10/3/2017	6,433	USD	6,171	CHF	56	—
Citibank N.A.	10/3/2017	78,514	USD	65,938	EUR	562	—
Citibank N.A.	10/3/2017	32,904	USD	25,510	GBP	—	(1,322)
Citibank N.A.	10/3/2017	5,977	USD	21,416	ILS	—	(85)
Citibank N.A.	10/3/2017	8,265	USD	147,972	MXN	116	—
Citibank N.A.	10/3/2017	2,065	USD	16,055	NOK	48	—
Citibank N.A.	10/3/2017	2,664	USD	3,722	NZD	—	(26)
Citibank N.A.	10/3/2017	8,502	USD	67,546	SEK	227	—
Citibank N.A.	10/4/2017	4,604	BRL	1,455	USD	—	—
Citibank N.A.	10/4/2017	437,322	CLP	684	USD	—	—
Citibank N.A.	10/4/2017	71,245	HKD	9,121	USD	—	—
Citibank N.A.	10/4/2017	1,582,884	HKD	202,666	USD	—	(10)
Citibank N.A.	10/4/2017	190,872	JPY	1,701	USD	—	(5)
Citibank N.A.	10/4/2017	4,255,196	JPY	37,803	USD	1	—
Citibank N.A.	10/4/2017	3,267	SGD	2,409	USD	—	(3)
Citibank N.A.	10/4/2017	72,674	SGD	53,521	USD	—	(3)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/4/2017	1,457	USD	4,604	BRL	$1	$—
Citibank N.A.	10/4/2017	695	USD	437,322	CLP	11	—
Citibank N.A.	10/4/2017	204,582	USD	1,599,730	HKD	—	(231)
Citibank N.A.	10/4/2017	38,160	USD	4,194,020	JPY	900	—
Citibank N.A.	10/4/2017	54,026	USD	73,346	SGD	13	—
Citibank N.A.	10/4/2017	17,993	USD	234,965	ZAR	594	—
Citibank N.A.	10/4/2017	10,755	ZAR	802	USD	—	(6)
Citibank N.A.	10/4/2017	240,709	ZAR	17,825	USD	—	(1)
Citibank N.A.	11/2/2017	65,820	USD	83,916	AUD	—	(3)
Citibank N.A.	11/2/2017	29,141	USD	36,439	CAD	—	(2)
Citibank N.A.	11/2/2017	6,376	USD	6,158	CHF	—	—
Citibank N.A.	11/2/2017	77,705	USD	65,628	EUR	—	(4)
Citibank N.A.	11/2/2017	33,064	USD	24,621	GBP	—	(1)
Citibank N.A.	11/2/2017	211,736	USD	1,652,487	HKD	9	—
Citibank N.A.	11/2/2017	5,901	USD	20,828	ILS	—	(1)
Citibank N.A.	11/2/2017	2,009	USD	15,982	NOK	—	—
Citibank N.A.	11/2/2017	2,649	USD	3,667	NZD	—	—
Citibank N.A.	11/2/2017	8,448	USD	68,845	SEK	—	—
Citibank N.A.	11/3/2017	7,984	USD	145,728	MXN	1	—
Citibank N.A.	11/3/2017	53,550	USD	72,690	SGD	2	—
Citibank N.A.	11/3/2017	17,242	USD	233,975	ZAR	1	—
Citibank N.A.	11/6/2017	1,434	USD	4,557	BRL	—	—
Citibank N.A.	11/6/2017	682	USD	436,557	CLP	—	—
Citibank N.A.	11/6/2017	38,837	USD	4,365,216	JPY	—	(2)
Credit Suisse International	10/3/2017	83,253	AUD	65,329	USD	—	(5)
Credit Suisse International	10/3/2017	35,868	CAD	28,680	USD	—	(1)
Credit Suisse International	10/3/2017	6,167	CHF	6,373	USD	—	—
Credit Suisse International	10/3/2017	65,793	EUR	77,779	USD	2	—
Credit Suisse International	10/3/2017	24,296	GBP	32,596	USD	1	—
Credit Suisse International	10/3/2017	20,918	ILS	5,921	USD	—	—
Credit Suisse International	10/3/2017	148,681	MXN	8,188	USD	—	—
Credit Suisse International	10/3/2017	16,438	NOK	2,065	USD	—	—
Credit Suisse International	10/3/2017	3,685	NZD	2,664	USD	—	—
Credit Suisse International	10/3/2017	68,753	SEK	8,423	USD	—	—
Credit Suisse International	10/3/2017	65,946	USD	83,176	AUD	682	—
Credit Suisse International	10/3/2017	28,951	USD	36,285	CAD	—	(62)
Credit Suisse International	10/3/2017	6,433	USD	6,171	CHF	55	—
Credit Suisse International	10/3/2017	78,514	USD	65,939	EUR	561	—
Credit Suisse International	10/3/2017	32,904	USD	25,510	GBP	—	(1,322)
Credit Suisse International	10/3/2017	5,977	USD	21,414	ILS	—	(85)
Credit Suisse International	10/3/2017	8,265	USD	147,987	MXN	116	—
Credit Suisse International	10/3/2017	2,065	USD	16,056	NOK	48	—
Credit Suisse International	10/3/2017	2,664	USD	3,722	NZD	—	(26)
Credit Suisse International	10/3/2017	8,502	USD	67,551	SEK	226	—
Credit Suisse International	10/4/2017	4,604	BRL	1,456	USD	—	(1)
Credit Suisse International	10/4/2017	437,322	CLP	684	USD	—	—
Credit Suisse International	10/4/2017	1,582,884	HKD	202,666	USD	—	(10)
Credit Suisse International	10/4/2017	33,746,698	IDR	2,505	USD	—	(1)
Credit Suisse International	10/4/2017	4,255,098	JPY	37,803	USD	—	—
Credit Suisse International	10/4/2017	72,674	SGD	53,521	USD	—	(3)
Credit Suisse International	10/4/2017	1,457	USD	4,604	BRL	1	—
Credit Suisse International	10/4/2017	696	USD	437,322	CLP	12	—
Credit Suisse International	10/4/2017	204,582	USD	1,599,907	HKD	—	(253)
Credit Suisse International	10/4/2017	38,160	USD	4,194,096	JPY	899	—
Credit Suisse International	10/4/2017	54,026	USD	73,349	SGD	11	—
Credit Suisse International	10/4/2017	17,993	USD	235,014	ZAR	591	—
Credit Suisse International	10/4/2017	240,700	ZAR	17,825	USD	—	(2)
Credit Suisse International	10/5/2017	71,758	INR	1,097	USD	—	(1)
Credit Suisse International	10/11/2017	77,151	CNY	11,589	USD	—	(39)
Credit Suisse International	11/2/2017	65,820	USD	83,914	AUD	—	(1)
Credit Suisse International	11/2/2017	29,141	USD	36,435	CAD	1	—

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	11/2/2017	6,376	USD	6,158	CHF	$—	$—
Credit Suisse International	11/2/2017	77,705	USD	65,628	EUR	—	(4)
Credit Suisse International	11/2/2017	33,064	USD	24,622	GBP	—	(2)
Credit Suisse International	11/2/2017	211,736	USD	1,652,517	HKD	5	—
Credit Suisse International	11/2/2017	5,901	USD	20,828	ILS	—	(1)
Credit Suisse International	11/2/2017	2,009	USD	15,983	NOK	—	—
Credit Suisse International	11/2/2017	2,649	USD	3,667	NZD	—	—
Credit Suisse International	11/2/2017	8,448	USD	68,847	SEK	—	(1)
Credit Suisse International	11/3/2017	11,468	USD	76,688	CNY	4	—
Credit Suisse International	11/3/2017	2,364	USD	31,959,986	IDR	—	(1)
Credit Suisse International	11/3/2017	7,984	USD	145,735	MXN	—	—
Credit Suisse International	11/3/2017	53,550	USD	72,691	SGD	1	—
Credit Suisse International	11/3/2017	17,242	USD	233,988	ZAR	—	—
Credit Suisse International	11/6/2017	1,435	USD	4,557	BRL	1	—
Credit Suisse International	11/6/2017	683	USD	436,557	CLP	1	—
Credit Suisse International	11/6/2017	972	USD	63,572	INR	4	—
Credit Suisse International	11/6/2017	38,837	USD	4,365,232	JPY	—	(2)
JP Morgan Chase Bank N.A.	10/4/2017	2,521	USD	33,746,698	IDR	17	—
JP Morgan Chase Bank N.A.	10/5/2017	1,118	USD	71,758	INR	22	—
JP Morgan Chase Bank N.A.	10/11/2017	11,661	USD	77,151	CNY	110	—
Morgan Stanley & Co. International	10/3/2017	63,438	AUD	49,776	USD	—	—
Morgan Stanley & Co. International	10/3/2017	27,330	CAD	21,852	USD	1	—
Morgan Stanley & Co. International	10/3/2017	4,701	CHF	4,858	USD	—	—
Morgan Stanley & Co. International	10/3/2017	50,129	EUR	59,261	USD	1	—
Morgan Stanley & Co. International	10/3/2017	18,514	GBP	24,839	USD	1	—
Morgan Stanley & Co. International	10/3/2017	15,950	ILS	4,515	USD	—	—
Morgan Stanley & Co. International	10/3/2017	113,293	MXN	6,239	USD	—	—
Morgan Stanley & Co. International	10/3/2017	12,554	NOK	1,577	USD	—	—
Morgan Stanley & Co. International	10/3/2017	2,811	NZD	2,032	USD	—	—
Morgan Stanley & Co. International	10/3/2017	1,453,827	PHP	28,593	USD	8	—
Morgan Stanley & Co. International	10/3/2017	52,387	SEK	6,418	USD	—	—
Morgan Stanley & Co. International	10/3/2017	65,946	USD	83,169	AUD	687	—
Morgan Stanley & Co. International	10/3/2017	28,951	USD	36,285	CAD	—	(62)
Morgan Stanley & Co. International	10/3/2017	6,433	USD	6,171	CHF	55	—
Morgan Stanley & Co. International	10/3/2017	78,514	USD	65,938	EUR	562	—
Morgan Stanley & Co. International	10/3/2017	32,904	USD	25,510	GBP	—	(1,322)
Morgan Stanley & Co. International	10/3/2017	5,977	USD	21,418	ILS	—	(86)
Morgan Stanley & Co. International	10/3/2017	8,265	USD	147,982	MXN	116	—
Morgan Stanley & Co. International	10/3/2017	2,065	USD	16,056	NOK	48	—
Morgan Stanley & Co. International	10/3/2017	2,664	USD	3,722	NZD	—	(26)
Morgan Stanley & Co. International	10/3/2017	28,290	USD	1,453,827	PHP	—	(312)
Morgan Stanley & Co. International	10/3/2017	8,502	USD	67,548	SEK	226	—
Morgan Stanley & Co. International	10/4/2017	3,512	BRL	1,110	USD	—	—
Morgan Stanley & Co. International	10/4/2017	333,199	CLP	522	USD	—	—
Morgan Stanley & Co. International	10/4/2017	1,206,127	HKD	154,416	USD	4	—
Morgan Stanley & Co. International	10/4/2017	3,242,232	JPY	28,804	USD	1	—
Morgan Stanley & Co. International	10/4/2017	170,952	MYR	40,433	USD	—	(10)
Morgan Stanley & Co. International	10/4/2017	55,375	SGD	40,778	USD	1	—
Morgan Stanley & Co. International	10/4/2017	1,022,036	THB	30,629	USD	8	—
Morgan Stanley & Co. International	10/4/2017	1,457	USD	4,604	BRL	1	—
Morgan Stanley & Co. International	10/4/2017	696	USD	437,322	CLP	12	—
Morgan Stanley & Co. International	10/4/2017	204,582	USD	1,599,843	HKD	—	(245)
Morgan Stanley & Co. International	10/4/2017	38,160	USD	4,194,058	JPY	899	—
Morgan Stanley & Co. International	10/4/2017	40,054	USD	170,952	MYR	—	(372)
Morgan Stanley & Co. International	10/4/2017	54,026	USD	73,349	SGD	11	—
Morgan Stanley & Co. International	10/4/2017	30,775	USD	1,022,036	THB	138	—
Morgan Stanley & Co. International	10/4/2017	17,993	USD	235,006	ZAR	593	—
Morgan Stanley & Co. International	10/4/2017	183,404	ZAR	13,581	USD	—	—
Morgan Stanley & Co. International	10/5/2017	468,340	TWD	15,415	USD	6	—
Morgan Stanley & Co. International	10/5/2017	15,559	USD	468,340	TWD	138	—
Morgan Stanley & Co. International	11/2/2017	50,151	USD	63,938	AUD	—	(1)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	11/2/2017	22,204	USD	27,764	CAD	$—	$(1)
Morgan Stanley & Co. International	11/2/2017	4,860	USD	4,694	CHF	—	—
Morgan Stanley & Co. International	11/2/2017	59,207	USD	50,004	EUR	—	(2)
Morgan Stanley & Co. International	11/2/2017	25,192	USD	18,759	GBP	—	(1)
Morgan Stanley & Co. International	11/2/2017	161,325	USD	1,259,146	HKD	—	(5)
Morgan Stanley & Co. International	11/2/2017	4,500	USD	15,882	ILS	—	—
Morgan Stanley & Co. International	11/2/2017	1,532	USD	12,188	NOK	—	—
Morgan Stanley & Co. International	11/2/2017	2,021	USD	2,797	NZD	—	—
Morgan Stanley & Co. International	11/2/2017	6,439	USD	52,472	SEK	—	—
Morgan Stanley & Co. International	11/3/2017	6,084	USD	111,057	MXN	—	—
Morgan Stanley & Co. International	11/3/2017	40,378	USD	170,917	MYR	—	(27)
Morgan Stanley & Co. International	11/3/2017	29,671	USD	1,511,857	PHP	—	(2)
Morgan Stanley & Co. International	11/3/2017	40,804	USD	55,392	SGD	—	(1)
Morgan Stanley & Co. International	11/3/2017	31,268	USD	1,044,225	THB	—	(45)
Morgan Stanley & Co. International	11/3/2017	12,604	USD	382,673	TWD	—	(6)
Morgan Stanley & Co. International	11/3/2017	13,139	USD	178,310	ZAR	—	—
Morgan Stanley & Co. International	11/6/2017	1,094	USD	3,475	BRL	—	—
Morgan Stanley & Co. International	11/6/2017	520	USD	332,619	CLP	—	—
Morgan Stanley & Co. International	11/6/2017	29,592	USD	3,326,075	JPY	—	(1)
Royal Bank of Canada	10/3/2017	1,790	GBP	3,060	AUD	—	—
Royal Bank of Canada	10/3/2017	199	GBP	259	CHF	—	—
Royal Bank of Canada	10/3/2017	147	GBP	3,600	MXN	—	(1)
Royal Bank of Canada	10/3/2017	899	GBP	9,819	SEK	3	—
Royal Bank of Canada	10/3/2017	96	GBP	174	SGD	—	—
Royal Bank of Canada	10/3/2017	139	GBP	2,524	ZAR	—	(1)
Royal Bank of Canada	10/3/2017	50,248	USD	63,373	AUD	522	—
Royal Bank of Canada	10/3/2017	22,059	USD	27,647	CAD	—	(48)
Royal Bank of Canada	10/3/2017	4,905	USD	4,705	CHF	42	—
Royal Bank of Canada	10/3/2017	59,822	USD	50,242	EUR	426	—
Royal Bank of Canada	10/3/2017	25,074	USD	19,440	GBP	—	(1,008)
Royal Bank of Canada	10/3/2017	4,558	USD	16,333	ILS	—	(66)
Royal Bank of Canada	10/3/2017	6,300	USD	112,795	MXN	89	—
Royal Bank of Canada	10/3/2017	1,577	USD	12,261	NOK	37	—
Royal Bank of Canada	10/3/2017	2,032	USD	2,839	NZD	—	(20)
Royal Bank of Canada	10/3/2017	6,481	USD	51,490	SEK	173	—
Royal Bank of Canada	10/4/2017	1,111	USD	3,512	BRL	1	—
Royal Bank of Canada	10/4/2017	530	USD	333,199	CLP	9	—
Royal Bank of Canada	10/4/2017	155,873	USD	1,218,910	HKD	—	(183)
Royal Bank of Canada	10/4/2017	29,077	USD	3,195,826	JPY	685	—
Royal Bank of Canada	10/4/2017	41,167	USD	55,892	SGD	7	—
Royal Bank of Canada	10/4/2017	13,711	USD	179,064	ZAR	452	—
						$15,928	$(9,278)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese yuan

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 5.9%
BHP Billiton Ltd.	95,236	$1,926,460
Rio Tinto Ltd.	41,531	2,168,032
Telstra Corp., Ltd.	1,192,240	3,264,863
Wesfarmers Ltd.	83,976	2,723,306
Woodside Petroleum Ltd.	84,323	1,925,373

Total Australia		12,008,034
Austria – 0.7%
OMV AG	26,122	1,522,145
Belgium – 1.0%
Anheuser-Busch InBev S.A.	16,682	1,997,783
China – 1.2%
CNOOC Ltd.	1,951,000	2,517,838
Denmark – 0.8%
Novo Nordisk A/S Class B	34,406	1,645,200
Finland – 2.7%
Kone Oyj Class B	37,998	2,012,470
Nokia Oyj	257,860	1,548,597
UPM-Kymmene Oyj	71,690	1,943,361

Total Finland		5,504,428
France – 13.0%
Air Liquide S.A.	10,640	1,419,495
Bouygues S.A.	53,542	2,541,387
Capgemini SE	8,806	1,032,300
Carrefour S.A.	65,027	1,314,176
Cie Generale des Etablissements Michelin	12,007	1,753,041
Electricite de France S.A.	405,079	4,920,535
Engie S.A.	258,931	4,398,773
Orange S.A.	123,345	2,021,043
Renault S.A.	22,036	2,165,094
Sanofi	19,357	1,922,471
TOTAL S.A.	56,033	3,010,376

Total France		26,498,691
Germany – 7.8%
BASF SE	20,503	2,182,447
Bayerische Motoren Werke AG	24,325	2,468,213
Daimler AG Registered Shares	37,558	2,995,738
Evonik Industries AG	61,637	2,202,048
Innogy SE(a)	59,987	2,670,364
Telefonica Deutschland Holding AG	626,321	3,515,592

Total Germany		16,034,402
Israel – 0.8%
Teva Pharmaceutical Industries Ltd.	89,323	1,561,623
Italy – 5.7%
Atlantia SpA	73,927	2,334,359
Enel SpA	525,139	3,163,073
Eni SpA	200,003	3,310,208
Snam SpA	599,836	2,890,397

Total Italy		11,698,037

Japan – 15.8%
Bridgestone Corp.	38,400	$1,741,842
Canon, Inc.	62,500	2,134,878
Daiichi Sankyo Co., Ltd.	72,200	1,627,891
Eisai Co., Ltd.	25,800	1,323,864
FUJIFILM Holdings Corp.	26,200	1,016,438
Hitachi Ltd.	177,000	1,246,776
Honda Motor Co., Ltd.	58,100	1,719,799
ITOCHU Corp.	131,600	2,154,655
Japan Tobacco, Inc.	46,800	1,533,322
Mitsubishi Corp.	96,200	2,235,252
Mitsui & Co., Ltd.	149,500	2,208,666
Nissan Motor Co., Ltd.	259,700	2,571,276
Subaru Corp.	62,600	2,257,860
Sumitomo Corp.	150,700	2,166,819
Takeda Pharmaceutical Co., Ltd.	34,800	1,921,087
Tokyo Electron Ltd.	7,900	1,212,739
Toyota Motor Corp.	37,245	2,220,175
Yahoo Japan Corp.(b)	219,500	1,041,292

Total Japan		32,334,631
Netherlands – 1.4%
Koninklijke Ahold Delhaize N.V.	73,904	1,382,182
Steinhoff International Holdings N.V.	335,243	1,494,934

Total Netherlands		2,877,116
Norway – 3.6%
Statoil ASA	161,499	3,231,887
Telenor ASA	190,978	4,040,136

Total Norway		7,272,023
Singapore – 1.2%
Singapore Telecommunications Ltd.	928,900	2,517,289
Spain – 9.1%
Abertis Infraestructuras S.A.	135,758	2,744,431
Amadeus IT Group S.A.	17,077	1,110,161
Endesa S.A.	132,546	2,988,972
Ferrovial S.A.	88,488	1,948,370
Gas Natural SDG S.A.	100,559	2,226,637
Iberdrola S.A.	280,902	2,182,444
Repsol S.A.	137,880	2,541,196
Telefonica S.A.	265,283	2,882,771

Total Spain		18,624,982
Sweden – 2.1%
Telefonaktiebolaget LM Ericsson Class B	122,600	702,494
Telia Co. AB	768,394	3,611,165

Total Sweden		4,313,659
Switzerland – 7.2%
Givaudan S.A. Registered Shares	757	1,648,407
Kuehne + Nagel International AG Registered Shares	11,735	2,174,541
LafargeHolcim Ltd. Registered Shares*	32,504	1,901,329
Nestle S.A. Registered Shares	18,628	1,561,318
Novartis AG Registered Shares	23,446	2,008,757

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2017

Investments	Shares	Value

Roche Holding AG Genusschein	6,600	$1,686,151
STMicroelectronics N.V.	46,455	897,927
Swisscom AG Registered Shares	5,484	2,812,279

Total Switzerland		14,690,709
United Kingdom – 19.1%
AstraZeneca PLC	33,617	2,234,816
BHP Billiton PLC	128,626	2,268,446
BP PLC	589,073	3,772,244
British American Tobacco PLC	24,236	1,519,158
BT Group PLC	680,192	2,590,813
Centrica PLC	1,276,306	3,202,105
GlaxoSmithKline PLC	122,087	2,438,133
Imperial Brands PLC	53,020	2,264,915
National Grid PLC	176,046	2,183,832
Rio Tinto PLC	58,449	2,723,460
Royal Dutch Shell PLC Class A	145,725	4,396,085
SSE PLC	180,109	3,375,756
Unilever N.V. CVA	25,822	1,527,559
Unilever PLC	26,542	1,537,999
Vodafone Group PLC	1,119,784	3,136,923

Total United Kingdom		39,172,244
TOTAL COMMON STOCKS (Cost: $211,096,349)		202,790,834

EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree International LargeCap Dividend Fund(c)
(Cost: $885,959)	19,695	$975,296
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $42,585)(e)	42,585	42,585
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $212,024,893)		203,808,715
Other Assets less Liabilities – 0.4%		881,176

NET ASSETS – 100.0%		$204,689,891
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $989,109 and the total market value of the collateral held by the Fund was $1,102,296. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,059,711.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2017	72,778	USD	93,000	AUD	$—	$(195)
State Street Bank and Trust	10/3/2017	17,372	USD	13,000	GBP	—	(69)
						$—	$(264)

CURRENCY LEGEND

AUD – Australian dollar

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 7.2%
Adelaide Brighton Ltd.	82,258	$376,290
AGL Energy Ltd.	35,465	650,331
Alumina Ltd.	232,897	402,034
Amcor Ltd.	66,062	788,418
AMP Ltd.	219,220	830,813
APN Outdoor Group Ltd.(a)	82,373	304,426
Aristocrat Leisure Ltd.	20,468	337,264
ASX Ltd.	14,140	581,708
Aurizon Holdings Ltd.	173,072	665,424
Australia & New Zealand Banking Group Ltd.	209,381	4,863,006
Bank of Queensland Ltd.	63,356	645,265
Bendigo & Adelaide Bank Ltd.	44,112	401,851
BHP Billiton Ltd.	136,110	2,753,270
Boral Ltd.	60,484	321,296
Brambles Ltd.	74,600	526,814
Cabcharge Australia Ltd.	286,870	408,543
Caltex Australia Ltd.	16,313	410,880
carsales.com Ltd.	40,171	404,404
CIMIC Group Ltd.	14,046	487,247
Cleanaway Waste Management Ltd.	190,924	205,987
Coca-Cola Amatil Ltd.	65,700	398,493
Cochlear Ltd.	3,598	449,477
Commonwealth Bank of Australia	110,970	6,552,212
Crown Resorts Ltd.	66,342	588,745
CSL Ltd.	11,726	1,232,539
Flight Centre Travel Group Ltd.(a)	9,322	329,226
Fortescue Metals Group Ltd.	308,198	1,242,993
Harvey Norman Holdings Ltd.(a)	169,009	514,538
Healthscope Ltd.	206,209	270,209
Insurance Australia Group Ltd.	147,787	738,672
IRESS Ltd.	33,195	296,669
JB Hi-Fi Ltd.(a)	23,350	419,930
Link Administration Holdings Ltd.	65,278	385,689
Macquarie Group Ltd.	24,003	1,712,382
Magellan Financial Group Ltd.	10,679	205,795
Medibank Pvt Ltd.	173,717	398,016
National Australia Bank Ltd.	220,686	5,454,578
Newcrest Mining Ltd.	18,008	297,012
Perpetual Ltd.	9,163	372,573
Premier Investments Ltd.	30,782	314,232
Qantas Airways Ltd.	117,879	539,238
QBE Insurance Group Ltd.	80,857	635,079
Ramsay Health Care Ltd.	8,094	395,537
REA Group Ltd.	7,443	391,290
Rio Tinto Ltd.	25,464	1,329,291
Sonic Healthcare Ltd.	33,091	542,925
South32 Ltd.	208,120	533,995
Star Entertainment Grp Ltd. (The)	101,924	419,067
Suncorp Group Ltd.	96,178	984,832
Tabcorp Holdings Ltd.	136,737	458,131
Tatts Group Ltd.	116,724	364,518
Telstra Corp., Ltd.	1,225,398	3,355,664

Treasury Wine Estates Ltd.	43,093	$462,899
Wesfarmers Ltd.	83,972	2,723,176
Westpac Banking Corp.	252,956	6,335,541
Woodside Petroleum Ltd.	42,715	975,325
Woolworths Ltd.	45,206	894,221

Total Australia		59,879,980
Austria – 0.4%
Andritz AG	9,897	572,200
Erste Group Bank AG*	22,465	970,566
Oesterreichische Post AG	13,481	622,508
OMV AG	16,268	947,946

Total Austria		3,113,220
Belgium – 2.0%
Ageas	14,209	667,883
Anheuser-Busch InBev S.A.	89,079	10,667,816
Bekaert S.A.	5,577	267,549
Euronav N.V.	68,506	563,270
KBC Group N.V.	21,289	1,804,534
Proximus SADP	26,034	897,314
Solvay S.A.	4,953	740,127
UCB S.A.	6,059	431,424
Umicore S.A.	8,514	704,467

Total Belgium		16,744,384
China – 2.6%
Beijing Enterprises Holdings Ltd.	59,500	319,946
China Mobile Ltd.	991,481	10,047,207
China Overseas Land & Investment Ltd.	439,175	1,428,175
China Power International Development Ltd.	1,261,400	415,046
China Resources Power Holdings Co., Ltd.	432,000	779,853
CITIC Ltd.	1,124,000	1,660,665
CNOOC Ltd.	2,652,700	3,423,408
Fosun International Ltd.	281,487	593,196
Guangdong Investment Ltd.	444,000	633,254
Lenovo Group Ltd.	989,003	545,739
Shenzhen Investment Ltd.	836,000	378,896
Sino-Ocean Group Holding Ltd.	801,500	534,628
Sun Art Retail Group Ltd.	640,000	594,057

Total China		21,354,070
Denmark – 1.4%
AP Moller – Maersk A/S Class B	259	492,095
Carlsberg A/S Class B	3,338	365,362
Chr Hansen Holding A/S	7,705	660,974
Coloplast A/S Class B	8,381	680,354
Danske Bank A/S	44,162	1,766,536
DONG Energy A/S(b)	10,960	627,500
FLSmidth & Co. A/S	5,030	332,654
Jyske Bank A/S Registered Shares	3,009	173,662
Novo Nordisk A/S Class B	79,178	3,786,074
Novozymes A/S Class B	8,593	441,062
Pandora A/S	2,973	293,531
SimCorp A/S	4,126	252,025
Spar Nord Bank A/S	18,430	229,541

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Sydbank A/S	7,979	$331,212
Tryg A/S	26,276	606,934
Vestas Wind Systems A/S	6,357	570,583

Total Denmark		11,610,099
Finland – 1.5%
Aktia Bank Oyj	18,392	201,558
Amer Sports Oyj*	7,908	209,788
Cargotec Oyj Class B	2,659	167,075
Cramo Oyj	5,296	139,055
Elisa Oyj	18,175	782,537
Fortum Oyj	103,218	2,060,990
Kemira Oyj	12,486	164,142
Kesko Oyj Class B	8,140	436,600
Kone Oyj Class B	22,527	1,193,087
Metsa Board Oyj	20,825	142,669
Metso Oyj	10,537	386,660
Neste Oyj	14,983	654,491
Nokia Oyj	268,392	1,611,848
Nokian Renkaat Oyj	8,528	379,378
Sampo Oyj Class A	27,251	1,440,705
Sanoma Oyj	17,564	191,653
Stora Enso Oyj Class R	31,271	441,774
Technopolis Oyj	58,939	273,833
UPM-Kymmene Oyj	37,441	1,014,944
Uponor Oyj	9,831	170,382
Valmet Oyj	8,206	161,330

Total Finland		12,224,499
France – 11.3%
Accor S.A.	13,420	666,890
Aeroports de Paris	4,643	750,889
Air Liquide S.A.	12,309	1,642,159
Airbus SE	20,513	1,949,979
Amundi S.A.(b)	7,563	628,729
Atos SE	2,641	409,787
AXA S.A.	146,451	4,430,506
BNP Paribas S.A.	66,496	5,365,237
Bourbon Corp.(a)	22,041	199,335
Bouygues S.A.	23,717	1,125,735
Capgemini SE	6,816	799,019
Carrefour S.A.	33,078	668,496
Casino Guichard Perrachon S.A.	12,064	715,670
Christian Dior SE	4,076	1,305,612
Cie de Saint-Gobain	25,112	1,496,838
Cie Generale des Etablissements Michelin	7,706	1,125,089
Cie Plastic Omnium S.A.	5,185	221,865
CNP Assurances	37,761	885,232
Coface S.A.	21,078	226,508
Credit Agricole S.A.	163,888	2,979,849
Danone S.A.	23,744	1,863,015
Edenred	15,293	415,826
Eiffage S.A.	4,586	474,929
Electricite de France S.A.(a)	317,333	3,854,675
Elior Group S.A.(b)	6,122	162,118

Elis S.A.	9,607	$257,302
Engie S.A.	248,991	4,229,910
Essilor International S.A.	4,834	598,620
Eurazeo S.A.	3,459	309,268
Eutelsat Communications S.A.	17,555	520,083
Fonciere Des Regions	3,355	348,596
Havas S.A.(a)	25,421	278,017
Hermes International	1,243	626,804
ICADE	3,983	355,366
Imerys S.A.	2,720	245,831
Kering	3,603	1,435,652
Klepierre S.A.	15,455	606,776
Korian S.A.	4,299	141,567
L’Oreal S.A.	14,224	3,025,127
Lagardere SCA	13,894	465,252
Legrand S.A.	6,502	469,501
LVMH Moet Hennessy Louis Vuitton SE	13,054	3,602,701
Manitou BF S.A.	5,956	223,557
Metropole Television S.A.	19,476	450,475
Natixis S.A.	218,054	1,745,193
Nexity S.A.*	6,984	426,860
Orange S.A.	142,023	2,327,087
Pernod Ricard S.A.	7,011	970,157
Peugeot S.A.	29,286	697,631
Publicis Groupe S.A.	10,665	745,016
Rallye S.A.	14,000	259,516
Remy Cointreau S.A.(a)	2,988	353,948
Renault S.A.	14,567	1,431,246
Safran S.A.	11,747	1,200,418
Sanofi	64,903	6,445,943
Schneider Electric SE*	24,714	2,151,239
SCOR SE	19,052	799,013
SEB S.A.	982	180,175
Societe Generale S.A.	48,974	2,867,930
Sodexo S.A.	6,125	763,922
SPIE S.A.	9,780	269,161
Suez	31,969	583,724
Tarkett S.A.	3,295	148,491
Thales S.A.	7,579	858,178
TOTAL S.A.	187,672	10,082,688
Unibail-Rodamco SE	4,535	1,103,082
Valeo S.A.	9,613	713,462
Veolia Environnement S.A.	37,526	867,301
Vicat S.A.	2,217	169,208
Vinci S.A.	27,564	2,619,926
Vivendi S.A.	43,317	1,096,904
Wendel S.A.	2,016	326,633

Total France		94,758,444
Germany – 8.2%
Aareal Bank AG	11,939	505,644
adidas AG	4,123	932,923
Allianz SE Registered Shares	25,784	5,790,023
AURELIUS Equity Opportunities SE & Co. KGaA(a)	4,915	323,297

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Aurubis AG	2,147	$173,967
Axel Springer SE	8,063	518,259
BASF SE	46,239	4,921,921
Bayer AG Registered Shares	28,429	3,875,088
Bayerische Motoren Werke AG	34,314	3,481,779
Beiersdorf AG	5,008	538,939
Brenntag AG	6,483	361,099
CECONOMY AG	14,344	168,947
Continental AG	5,341	1,355,959
Covestro AG(b)	5,536	476,124
Daimler AG Registered Shares	74,240	5,921,605
Deutsche Bank AG Registered Shares	34,498	596,663
Deutsche Boerse AG	6,943	752,757
Deutsche Lufthansa AG Registered Shares	17,595	489,027
Deutsche Post AG Registered Shares	57,455	2,558,330
Deutsche Telekom AG Registered Shares	233,844	4,363,767
Deutsche Wohnen SE Bearer Shares	10,683	453,649
Duerr AG	2,706	361,970
E.ON SE	72,960	825,961
Evonik Industries AG	20,966	749,033
Fielmann AG	5,834	505,616
Fraport AG Frankfurt Airport Services Worldwide	4,665	443,072
Freenet AG	18,723	626,180
Fresenius Medical Care AG & Co. KGaA	6,449	631,039
Fresenius SE & Co. KGaA	10,366	836,382
Hannover Rueck SE	7,694	927,321
HeidelbergCement AG	4,966	510,584
Hella KGaA Hueck & Co.	3,404	200,707
Henkel AG & Co. KGaA	4,692	571,051
Hugo Boss AG(a)	4,106	362,068
Indus Holding AG	6,220	460,095
Infineon Technologies AG	28,374	713,475
Innogy SE(b)	32,273	1,436,656
KION Group AG	3,181	304,494
LANXESS AG	2,449	193,284
LEG Immobilien AG	3,202	323,993
Leoni AG	3,019	200,260
Linde AG	5,776	1,204,868
MAN SE	3,641	411,026
Merck KGaA	4,672	519,847
MTU Aero Engines AG	3,091	493,131
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,002	1,925,167
ProSiebenSat.1 Media SE	20,939	713,784
Rheinmetall AG	2,370	267,181
SAP SE	27,683	3,033,450
Siemens AG Registered Shares	34,691	4,888,592
Stroeer SE & Co. KGaA	3,739	244,616
Symrise AG	8,009	608,523
Talanx AG	6,358	257,099
Telefonica Deutschland Holding AG	254,997	1,431,319
ThyssenKrupp AG	8,830	261,753
TUI AG	40,523	688,892
Uniper SE	15,599	427,834

Volkswagen AG	3,537	$598,991
VTG AG	8,595	477,567
Wacker Neuson SE	9,538	316,512
Zeal Network SE	12,151	372,769

Total Germany		68,885,929
Hong Kong – 2.7%
AIA Group Ltd.	246,765	1,819,768
Bank of East Asia Ltd. (The)	82,258	355,436
BOC Hong Kong Holdings Ltd.	522,444	2,538,409
CLP Holdings Ltd.	153,000	1,568,060
Dah Sing Financial Holdings Ltd.	34,800	236,583
Galaxy Entertainment Group Ltd.	67,000	471,789
Hang Lung Group Ltd.	44,000	158,014
Hang Lung Properties Ltd.	207,000	491,349
Hang Seng Bank Ltd.	103,600	2,525,438
Henderson Land Development Co., Ltd.	165,281	1,095,074
Hong Kong & China Gas Co., Ltd.	533,743	1,003,156
Hong Kong Exchanges & Clearing Ltd.	32,300	868,424
I-CABLE Communications Ltd.*	48,809	1,593
MTR Corp., Ltd.	255,000	1,488,727
New World Development Co., Ltd.	603,000	866,204
PCCW Ltd.	993,000	537,774
Power Assets Holdings Ltd.	137,500	1,190,914
Sino Land Co., Ltd.	274,400	482,001
Sun Hung Kai Properties Ltd.	110,000	1,787,164
Swire Pacific Ltd. Class A	50,500	490,084
Swire Properties Ltd.	237,800	806,804
Wharf Holdings Ltd. (The)	124,000	1,104,946
Wheelock & Co., Ltd.	57,000	401,008

Total Hong Kong		22,288,719
Ireland – 0.4%
C&C Group PLC	106,039	382,346
CRH PLC	24,084	918,937
DCC PLC	6,531	634,830
Kerry Group PLC Class A	6,047	581,123
Kingspan Group PLC	7,001	297,791
Paddy Power Betfair PLC	3,002	299,603

Total Ireland		3,114,630
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	463,968	663,393
Delek Automotive Systems Ltd.	71,626	535,279
Harel Insurance Investments & Financial Services Ltd.	38,111	238,423
Israel Chemicals Ltd.	86,005	381,747
Migdal Insurance & Financial Holding Ltd.	542,896	566,164
Oil Refineries Ltd.	900,672	451,024
Sella Capital Real Estate Ltd.	158,780	316,382
Teva Pharmaceutical Industries Ltd.	69,399	1,213,294

Total Israel		4,365,706
Italy – 3.5%
A2A SpA	219,575	377,691
ACEA SpA	24,896	386,148

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Assicurazioni Generali SpA	115,087	$2,144,239
Atlantia SpA	54,683	1,726,700
Banca Generali SpA	11,006	381,881
Banca Mediolanum SpA	67,468	590,229
Brembo SpA(a)	16,888	285,899
Buzzi Unicem SpA	7,458	201,377
Cementir Holding SpA	27,348	230,519
Datalogic SpA	8,083	284,474
Davide Campari-Milano SpA	36,493	264,892
Enel SpA	754,712	4,545,861
Eni SpA	313,619	5,190,643
ERG SpA	24,808	396,221
Industria Macchine Automatiche SpA	3,101	294,563
Intesa Sanpaolo SpA	1,406,419	4,974,702
Intesa Sanpaolo SpA RSP	119,556	395,749
Iren SpA	92,698	248,764
Italgas SpA	65,574	368,227
Luxottica Group SpA	12,482	697,821
MARR SpA	15,617	411,712
OVS SpA(b)	32,394	247,393
Piaggio & C. SpA	158,027	495,071
Poste Italiane SpA(b)	108,906	802,104
Snam SpA	272,353	1,312,372
Societa Cattolica di Assicurazioni SCRL	27,577	239,621
Terna Rete Elettrica Nazionale SpA	177,693	1,038,159
Tod’s SpA(a)	1,838	130,264
UnipolSai Assicurazioni SpA	315,784	737,680

Total Italy		29,400,976
Japan – 17.4%
Aeon Co., Ltd.	32,900	485,908
Aichi Steel Corp.	7,900	310,203
Air Water, Inc.	8,000	147,541
Aisin Seiki Co., Ltd.	11,000	579,487
Ajinomoto Co., Inc.	17,200	335,550
Amada Holdings Co., Ltd.	34,800	381,806
ANA Holdings, Inc.	9,100	344,307
Aoyama Trading Co., Ltd.(a)	10,500	375,450
Aozora Bank Ltd.	12,400	471,479
Asahi Glass Co., Ltd.	10,200	378,315
Asahi Group Holdings Ltd.	14,700	594,974
Asahi Holdings, Inc.	5,900	121,339
Asahi Kasei Corp.	57,000	701,328
Astellas Pharma, Inc.	87,200	1,108,931
Azbil Corp.	7,500	321,481
Bandai Namco Holdings, Inc.	8,600	294,905
Bridgestone Corp.	35,900	1,628,440
Brother Industries Ltd.	13,100	304,676
Canon, Inc.	75,400	2,575,516
Casio Computer Co., Ltd.(a)	19,500	274,401
Chiba Bank Ltd. (The)	30,000	214,543
Chubu Electric Power Co., Inc.	26,200	325,158
Chugai Pharmaceutical Co., Ltd.	18,300	759,215
Concordia Financial Group Ltd.	53,800	265,786

COOKPAD, Inc.(a)	9,200	$63,668
Cosmo Energy Holdings Co., Ltd.	9,900	226,469
Dai-ichi Life Holdings, Inc.	43,033	771,853
Daicel Corp.	13,200	159,012
Daiichi Sankyo Co., Ltd.	41,900	944,718
Daikin Industries Ltd.	6,400	647,875
Daito Trust Construction Co., Ltd.	3,800	692,045
Daiwa House Industry Co., Ltd.	23,900	824,870
Daiwa Securities Group, Inc.	102,000	577,485
DeNA Co., Ltd.	5,800	129,948
Denka Co., Ltd.	10,600	348,892
Denso Corp.	33,300	1,684,155
Dentsu, Inc.	8,100	355,475
DIC Corp.	4,300	155,666
Disco Corp.	2,000	406,698
East Japan Railway Co.	7,300	673,482
Eisai Co., Ltd.	13,900	713,245
Electric Power Development Co., Ltd.	10,600	266,118
FamilyMart UNY Holdings Co., Ltd.	4,300	226,527
FANUC Corp.	6,000	1,214,765
Fast Retailing Co., Ltd.	1,200	353,822
FCC Co., Ltd.	9,700	215,948
France Bed Holdings Co., Ltd.	55,900	514,976
Fuji Electric Co., Ltd.	38,000	210,652
FUJIFILM Holdings Corp.	12,000	465,544
Fujitsu Ltd.	43,000	319,315
Furukawa Co., Ltd.	20,200	343,830
Gurunavi, Inc.(a)	8,100	117,292
Hamamatsu Photonics K.K.	9,200	277,884
Hino Motors Ltd.	24,600	300,712
Hirose Electric Co., Ltd.	2,100	295,509
Hitachi Ltd.	133,000	936,843
Honda Motor Co., Ltd.	74,600	2,208,210
Hoya Corp.	9,900	534,291
Hulic Co., Ltd.	32,200	315,521
Ichigo, Inc.(a)	54,800	187,429
Iida Group Holdings Co., Ltd.	10,400	185,336
Isuzu Motors Ltd.	38,700	512,608
ITOCHU Corp.	93,300	1,527,579
Japan Airlines Co., Ltd.	16,400	554,801
Japan Exchange Group, Inc.	27,200	481,102
Japan Post Holdings Co., Ltd.(a)	194,600	2,297,547
Japan Post Insurance Co., Ltd.	18,800	402,672
Japan Tobacco, Inc.	94,844	3,107,402
JXTG Holdings, Inc.	150,700	775,021
kabu.com Securities Co., Ltd.	120,200	365,197
Kadokawa Dwango*	23,500	285,177
Kajima Corp.	66,000	655,515
Kaneka Corp.	36,000	279,519
Kansai Electric Power Co., Inc. (The)	22,400	286,455
Kansai Paint Co., Ltd.(a)	12,600	317,001
Kao Corp.	10,800	635,153
KDDI Corp.	102,300	2,696,434
Kirin Holdings Co., Ltd.	36,100	849,223

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Komatsu Ltd.	35,600	$1,012,354
Kubota Corp.	42,100	765,030
Kyoei Steel Ltd.	20,400	317,875
Kyoritsu Maintenance Co., Ltd.(a)	8,200	244,765
Kyowa Hakko Kirin Co., Ltd.	21,000	357,074
Kyushu Financial Group, Inc.	33,400	205,328
Lawson, Inc.	7,200	476,525
LIXIL Group Corp.	20,000	530,538
Maeda Road Construction Co., Ltd.	28,000	602,212
Makita Corp.	8,200	330,360
Marubeni Corp.	100,200	684,082
Marui Group Co., Ltd.(a)	18,200	260,474
Mazda Motor Corp.	24,300	372,385
Medipal Holdings Corp.	18,900	328,082
MEIJI Holdings Co., Ltd.	3,200	253,578
Mitsubishi Chemical Holdings Corp.	67,700	644,733
Mitsubishi Corp.	80,000	1,858,837
Mitsubishi Electric Corp.	55,400	865,217
Mitsubishi Estate Co., Ltd.	22,400	389,336
Mitsubishi Gas Chemical Co., Inc.	12,400	290,488
Mitsubishi Heavy Industries Ltd.	16,200	640,286
Mitsubishi Tanabe Pharma Corp.	36,200	829,707
Mitsubishi UFJ Financial Group, Inc.	452,400	2,936,692
Mitsui & Co., Ltd.	90,900	1,342,928
Mitsui Engineering & Shipbuilding Co., Ltd.	18,300	238,819
Mitsui Fudosan Co., Ltd.	14,000	303,469
Mixi, Inc.	3,700	178,484
Mizuho Financial Group, Inc.	1,228,500	2,151,089
Monex Group, Inc.	132,300	354,947
MS&AD Insurance Group Holdings, Inc.	27,630	889,295
Murata Manufacturing Co., Ltd.	4,300	631,830
Nabtesco Corp.	4,900	181,957
NEC Corp.	10,900	295,340
NGK Insulators Ltd.	16,200	303,377
Nichiha Corp.	8,400	314,911
Nidec Corp.	4,000	491,094
Nintendo Co., Ltd.	2,800	1,033,785
Nippon Express Co., Ltd.	6,800	442,802
Nippon Kayaku Co., Ltd.	23,000	354,098
Nippon Steel & Sumikin Bussan Corp.	6,700	369,031
Nippon Steel & Sumitomo Metal Corp.	37,800	867,555
Nippon Telegraph & Telephone Corp.	74,300	3,403,945
Nissan Motor Co., Ltd.	278,200	2,754,443
Nissha Printing Co., Ltd.(a)	6,300	170,981
Nisshinbo Holdings, Inc.	30,500	360,641
Nitto Denko Corp.	5,400	450,076
NOK Corp.	8,700	194,767
Nomura Holdings, Inc.	151,600	848,470
Nomura Real Estate Holdings, Inc.	9,900	210,902
Nomura Research Institute Ltd.	8,900	347,097
NSK Ltd.	36,200	487,855
NTT Data Corp.	38,200	408,589
NTT DOCOMO, Inc.	169,055	3,860,488
Obayashi Corp.	40,800	488,955

Ogaki Kyoritsu Bank Ltd. (The)	6,800	$190,290
Oji Holdings Corp.	74,000	399,041
Okasan Securities Group, Inc.	45,000	258,251
Omron Corp.	8,500	432,683
Ono Pharmaceutical Co., Ltd.	21,400	484,692
Oracle Corp.	4,100	321,983
Oriental Land Co., Ltd.	3,000	228,508
Osaka Gas Co., Ltd.	25,200	468,337
Otsuka Holdings Co., Ltd.	19,900	790,414
Outsourcing, Inc.	13,000	180,740
Panasonic Corp.	70,800	1,025,535
Park24 Co., Ltd.	16,700	406,503
Pasco Corp.(a)	37,000	114,387
Pigeon Corp.	8,300	283,512
Pilot Corp.	2,600	124,266
Qol Co., Ltd.	20,200	352,982
Recruit Holdings Co., Ltd.	34,400	744,750
Resona Holdings, Inc.	103,300	530,426
Resorttrust, Inc.(a)	13,700	244,997
Ricoh Co., Ltd.	51,900	504,407
Sac’s Bar Holdings, Inc.	47,800	619,130
San-In Godo Bank Ltd. (The)	26,200	226,936
Sanrio Co., Ltd.(a)	21,100	400,200
Sanwa Holdings Corp.	31,400	360,124
Sanyo Chemical Industries Ltd.	6,200	360,769
SBI Holdings, Inc.	22,600	340,109
Secom Co., Ltd.	8,300	604,776
Seibu Holdings, Inc.	12,500	213,432
Seiko Epson Corp.	25,900	626,533
Seino Holdings Co., Ltd.	26,300	368,922
Sekisui Chemical Co., Ltd.	18,300	359,936
Sekisui House Ltd.	40,600	684,031
Seven & I Holdings Co., Ltd.	25,000	964,998
Seven Bank Ltd.(a)	40,300	145,354
Shikoku Electric Power Co., Inc.(a)	26,500	311,460
Shimano, Inc.	800	106,534
Shimizu Corp.	46,800	518,452
Shin-Etsu Chemical Co., Ltd.	8,700	777,524
Shionogi & Co., Ltd.	9,800	535,511
Shizuoka Bank Ltd. (The)	37,000	332,643
Showa Shell Sekiyu K.K.	24,000	276,107
SMC Corp.	1,000	352,596
SoftBank Group Corp.	9,600	774,720
Sojitz Corp.	146,000	403,376
Sompo Holdings, Inc.	12,700	493,942
Sony Corp.	10,300	383,030
Sony Financial Holdings, Inc.	27,100	444,424
Subaru Corp.	43,200	1,558,140
Sumitomo Chemical Co., Ltd.	78,000	487,132
Sumitomo Corp.	60,900	875,642
Sumitomo Electric Industries Ltd.	33,500	547,000
Sumitomo Heavy Industries Ltd.	9,600	384,631
Sumitomo Mitsui Financial Group, Inc.	63,700	2,444,668
Sumitomo Mitsui Trust Holdings, Inc.	17,907	646,030

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Sumitomo Realty & Development Co., Ltd.	10,000	$302,492
Sumitomo Rubber Industries Ltd.	22,200	406,666
Suntory Beverage & Food Ltd.	9,200	409,470
Suzuken Co., Ltd.	8,800	312,708
Suzuki Motor Corp.	11,900	623,940
Sysmex Corp.	3,600	229,627
T&D Holdings, Inc.	27,900	404,874
Taisei Corp.	10,800	566,073
Taiyo Nippon Sanso Corp.	10,000	118,332
Takashimaya Co., Ltd.	40,000	374,539
Takeda Pharmaceutical Co., Ltd.	42,200	2,329,594
Teijin Ltd.	17,500	344,823
Terumo Corp.	9,000	353,796
Toda Corp.	52,000	405,135
Toho Co., Ltd.	8,600	299,871
Toho Zinc Co., Ltd.	5,300	228,357
Tokai Tokyo Financial Holdings, Inc.	54,100	320,568
Tokio Marine Holdings, Inc.	27,000	1,055,870
Tokyo Electron Ltd.	6,700	1,028,526
Tokyo Gas Co., Ltd.	16,200	396,923
Toppan Forms Co., Ltd.	32,000	339,431
Topy Industries Ltd.	8,000	267,223
Toshiba Machine Co., Ltd.	69,000	376,369
TOTO Ltd.	7,200	303,185
Tow Co., Ltd.	53,400	393,271
Toyo Ink SC Holdings Co., Ltd.	72,000	404,886
Toyoda Gosei Co., Ltd.	12,600	297,636
Toyota Boshoku Corp.	7,600	160,892
Toyota Motor Corp.	170,510	10,164,102
Toyota Tsusho Corp.	23,700	777,964
Trend Micro, Inc.	9,100	447,866
Tsubakimoto Chain Co.	27,000	215,635
UACJ Corp.(a)	4,700	133,820
Ube Industries Ltd.	18,200	525,474
Unicharm Corp.	7,600	173,923
Unipres Corp.	7,300	202,985
United Arrows Ltd.	8,000	290,677
USS Co., Ltd.	19,260	388,400
Wacoal Holdings Corp.	13,500	384,978
West Japan Railway Co.	8,820	612,891
Yahoo Japan Corp.(a)	144,310	684,596
Yakult Honsha Co., Ltd.	4,000	288,189
Yamada Denki Co., Ltd.(a)	87,500	478,057
Yamaha Corp.	6,900	254,386
Yamaha Motor Co., Ltd.	12,700	380,216
Yamato Holdings Co., Ltd.(a)	12,600	254,261
Yuasa Trading Co., Ltd.	16,800	593,257
Zeon Corp.	12,000	155,537

Total Japan		145,601,010
Netherlands – 2.3%
Aalberts Industries N.V.	9,735	470,764
ABN AMRO Group N.V. CVA(b)	43,234	1,295,158
Aegon N.V.	145,258	846,255

Akzo Nobel N.V.	9,823	$907,188
ASML Holding N.V.	5,513	938,841
BE Semiconductor Industries N.V.	5,377	374,091
Corbion N.V.	8,562	275,824
Euronext N.V.(b)	3,334	202,945
Flow Traders(b)	6,093	163,871
Heineken Holding N.V.	3,262	306,579
Heineken N.V.	15,008	1,484,156
ING Groep N.V.	225,626	4,161,065
Koninklijke Ahold Delhaize N.V.	58,644	1,096,783
Koninklijke DSM N.V.	8,075	661,174
Koninklijke KPN N.V.	244,492	839,656
Koninklijke Philips N.V.	41,406	1,709,829
NN Group N.V.	17,588	736,263
PostNL N.V.	37,708	162,444
Randstad Holding N.V.	11,855	733,544
Steinhoff International Holdings N.V.	167,991	749,115
Wolters Kluwer N.V.	16,554	765,094

Total Netherlands		18,880,639
New Zealand – 0.5%
Air New Zealand Ltd.	174,449	424,988
Auckland International Airport Ltd.	70,176	326,703
Contact Energy Ltd.	81,372	323,531
EBOS Group Ltd.	25,050	310,201
Fisher & Paykel Healthcare Corp., Ltd.	44,275	409,042
Fletcher Building Ltd.	66,887	386,337
Mercury NZ Ltd.	145,612	356,841
New Zealand Refining Co., Ltd. (The)(a)	167,729	309,191
Spark New Zealand Ltd.	293,339	774,000
Trustpower Ltd.	153,477	609,107
Vector Ltd.	102,647	242,646

Total New Zealand		4,472,587
Norway – 1.8%
Aker ASA Class A	8,641	354,962
Aker BP ASA	20,538	397,328
DNB ASA	86,707	1,748,235
Gjensidige Forsikring ASA	31,377	546,318
Leroy Seafood Group ASA	56,408	361,040
Marine Harvest ASA*	55,635	1,100,777
Norsk Hydro ASA	104,338	758,912
Ocean Yield ASA	42,077	377,939
Orkla ASA	54,592	560,301
Salmar ASA	15,369	434,409
SpareBank 1 SR-Bank ASA	26,324	283,568
Statoil ASA	234,555	4,693,870
Storebrand ASA	36,595	310,770
Telenor ASA	125,037	2,645,155
Yara International ASA	11,746	526,337

Total Norway		15,099,921
Portugal – 0.4%
Altri, SGPS, S.A.	57,921	305,943
EDP – Energias de Portugal S.A.	272,631	1,026,539

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Galp Energia, SGPS, S.A.	41,660	$738,510
Jeronimo Martins, SGPS, S.A.	37,220	734,384
Navigator Co. S.A. (The)	69,001	336,407
REN – Redes Energeticas Nacionais, SGPS, S.A.	127,258	414,324
Semapa-Sociedade de Investimento e Gestao	8,525	163,368

Total Portugal		3,719,475
Singapore – 1.7%
CapitaLand Ltd.	241,700	637,200
City Developments Ltd.	22,800	190,231
ComfortDelGro Corp., Ltd.(a)	272,200	416,934
DBS Group Holdings Ltd.	99,900	1,531,660
Global Logistic Properties Ltd.	199,600	485,055
Hutchison Port Holdings Trust	1,442,036	620,076
Jardine Cycle & Carriage Ltd.	13,255	383,999
Keppel Corp., Ltd.	92,000	439,692
Oversea-Chinese Banking Corp., Ltd.	185,295	1,522,804
SATS Ltd.	145,000	492,249
Sheng Siong Group Ltd.(a)	655,300	443,960
Singapore Airlines Ltd.	64,600	477,620
Singapore Post Ltd.(a)	311,200	286,461
Singapore Technologies Engineering Ltd.	241,600	612,029
Singapore Telecommunications Ltd.	1,120,700	3,037,060
StarHub Ltd.(a)	262,500	502,596
United Overseas Bank Ltd.	63,901	1,105,839
UOL Group Ltd.	63,200	377,911
Wilmar International Ltd.(a)	213,500	499,967

Total Singapore		14,063,343
Spain – 4.2%
Abertis Infraestructuras S.A.	55,760	1,127,222
Acciona S.A.	4,794	385,671
ACS Actividades de Construccion y Servicios S.A.	21,281	788,841
Aena SME S.A.(b)	4,479	808,822
Amadeus IT Group S.A.	17,330	1,126,609
Applus Services S.A.	24,732	309,924
Banco Bilbao Vizcaya Argentaria S.A.	413,448	3,695,650
Banco de Sabadell S.A.	267,242	557,938
Banco Santander S.A.	606,937	4,238,394
Bankia S.A.	125,876	607,147
Bankinter S.A.	29,638	280,444
Bolsas y Mercados Espanoles SHMSF S.A.	7,978	275,402
CaixaBank S.A.	277,433	1,390,640
Cellnex Telecom S.A.(b)	15,873	363,291
Cie Automotive S.A.	6,425	171,585
Distribuidora Internacional de Alimentacion S.A.	45,466	265,256
EDP Renovaveis S.A.	17,875	152,149
Enagas S.A.	19,046	536,448
Ence Energia y Celulosa S.A.	42,568	221,425
Endesa S.A.	85,831	1,935,528
Ferrovial S.A.	50,994	1,122,810
Gas Natural SDG S.A.	61,906	1,370,759
Iberdrola S.A.	368,377	2,862,074
Industria de Diseno Textil S.A.	79,580	2,999,723
Mapfre S.A.	156,025	507,983

Mediaset Espana Comunicacion S.A.	35,471	$400,594
Prosegur Cia de Seguridad S.A.	22,956	171,787
Red Electrica Corp. S.A.	35,553	747,306
Repsol S.A.	88,542	1,631,872
Telefonica S.A.	374,352	4,068,000

Total Spain		35,121,294
Sweden – 3.1%
Ahlsell AB(b)	52,524	340,407
Assa Abloy AB Class B	30,032	684,356
Atlas Copco AB Class A	18,676	789,154
Atlas Copco AB Class B	25,803	998,314
Axfood AB	27,941	478,215
Bilia AB Class A	31,313	345,264
Boliden AB	15,491	523,240
Castellum AB	10,571	165,513
Dometic Group AB(b)	27,657	234,644
Evolution Gaming Group AB(b)	3,183	202,390
Fabege AB	32,820	671,490
Hemfosa Fastigheter AB	16,806	213,103
Hennes & Mauritz AB Class B	49,745	1,285,928
Hexpol AB	15,607	163,864
Holmen AB Class B	3,689	172,330
ICA Gruppen AB	13,391	502,182
Intrum Justitia AB(a)	8,822	311,275
Investment AB Latour Class B	23,003	310,846
Nobia AB	15,695	156,136
Nordax Group AB(b)	59,480	349,781
Nordea Bank AB	286,974	3,881,471
Peab AB	35,194	387,626
Resurs Holding AB(b)	31,710	223,771
Saab AB Class B	5,151	260,884
Sandvik AB	55,324	952,302
Securitas AB Class B	29,542	493,673
Skandinaviska Enskilda Banken AB Class A	152,636	2,006,511
Skanska AB Class B	38,800	896,992
Svenska Cellulosa AB SCA Class B	21,191	179,137
Svenska Handelsbanken AB Class A	102,487	1,543,140
Swedbank AB Class A	90,626	2,500,380
Tele2 AB Class B	71,232	813,347
Telia Co. AB	401,112	1,885,077
Volvo AB Class A	2,625	50,330
Volvo AB Class B	70,498	1,356,005

Total Sweden		26,329,078
Switzerland – 7.7%
ABB Ltd. Registered Shares	99,269	2,456,077
Adecco Group AG Registered Shares	7,491	583,734
Baloise Holding AG Registered Shares	5,150	815,399
Cie Financiere Richemont S.A. Registered Shares	16,610	1,519,207
Clariant AG Registered Shares*	26,580	637,305
Coca-Cola HBC AG*	14,128	478,609
Credit Suisse Group AG Registered Shares*	140,592	2,227,445
EMS-Chemie Holding AG Registered Shares	941	626,296
Geberit AG Registered Shares	1,463	692,642

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Givaudan S.A. Registered Shares	514	$1,119,262
Julius Baer Group Ltd.*	8,832	523,019
Kudelski S.A. Bearer Shares	30,359	379,644
Kuehne + Nagel International AG Registered Shares	6,669	1,235,791
LafargeHolcim Ltd. Registered Shares*	30,678	1,794,517
Logitech International S.A. Registered Shares	15,768	575,411
Lonza Group AG Registered Shares*	2,285	599,824
Nestle S.A. Registered Shares	124,686	10,450,635
Novartis AG Registered Shares	132,571	11,358,140
Partners Group Holding AG	722	490,238
Roche Holding AG Bearer Shares	4,560	1,161,678
Roche Holding AG Genusschein	35,780	9,140,984
Schindler Holding AG Participation Certificate	4,024	889,555
SGS S.A. Registered Shares	406	974,719
Sonova Holding AG Registered Shares	2,144	364,055
STMicroelectronics N.V.	16,347	315,971
Sunrise Communications Group AG*(b)	6,214	512,482
Swatch Group AG (The) Bearer Shares	1,651	687,291
Swiss Life Holding AG Registered Shares*	1,798	633,834
Swiss Re AG	22,952	2,080,292
Swisscom AG Registered Shares	3,388	1,737,418
UBS Group AG Registered Shares*	184,197	3,150,538
Vontobel Holding AG Registered Shares	10,427	670,815
Zurich Insurance Group AG	10,666	3,256,239

Total Switzerland		64,139,066
United Kingdom – 18.8%
AA PLC	84,408	191,952
Admiral Group PLC	24,040	586,042
Aggreko PLC	25,043	315,494
Antofagasta PLC	32,297	411,214
Associated British Foods PLC	14,109	604,414
AstraZeneca PLC	75,850	5,042,413
Aviva PLC	218,152	1,505,857
BAE Systems PLC	163,228	1,382,952
Barclays PLC	308,129	799,311
Barratt Developments PLC	79,827	658,129
Bellway PLC	9,397	415,669
Berkeley Group Holdings PLC	15,171	756,564
BHP Billiton PLC	106,256	1,873,929
Bodycote PLC	32,593	400,771
Booker Group PLC	183,194	503,853
BP PLC	1,936,030	12,397,744
Brewin Dolphin Holdings PLC	89,661	419,945
British American Tobacco PLC	84,992	5,327,458
British Land Co. PLC (The)	67,942	548,749
BT Group PLC	666,992	2,540,535
Burberry Group PLC	14,003	330,653
Capita PLC	65,533	496,761
Carnival PLC	10,342	658,107
Centrica PLC	494,024	1,239,449
Close Brothers Group PLC	15,769	312,058
CNH Industrial N.V.	36,523	438,683
Coca-Cola European Partners PLC	10,716	449,413

Compass Group PLC	63,880	$1,356,704
Costain Group PLC	87,065	523,604
Countryside Properties PLC(b)	49,861	232,263
De La Rue PLC	38,755	337,192
Debenhams PLC	575,764	382,374
Derwent London PLC	6,779	254,116
Devro PLC	100,657	321,748
Diageo PLC	94,834	3,121,050
Direct Line Insurance Group PLC	81,030	395,284
Drax Group PLC	33,844	141,351
Dunelm Group PLC	27,339	259,506
easyJet PLC	23,834	389,159
Electrocomponents PLC	53,094	442,360
Elegant Hotels Group PLC	152,308	177,779
Elementis PLC	90,835	330,142
Equiniti Group PLC(b)	129,199	522,100
Fresnillo PLC	19,053	359,152
G4S PLC	68,779	256,808
GlaxoSmithKline PLC	345,938	6,908,540
Halma PLC	17,148	257,674
Hammerson PLC	52,857	380,817
Henry Boot PLC	100,687	406,611
Howden Joinery Group PLC	45,581	263,573
HSBC Holdings PLC	1,430,388	14,145,537
Ibstock PLC(b)	52,458	160,256
Imperial Brands PLC	61,299	2,618,579
Inchcape PLC	32,362	374,701
Informa PLC	45,635	411,440
Inmarsat PLC	42,623	367,986
InterContinental Hotels Group PLC	8,614	456,269
Intertek Group PLC	6,806	454,920
ITV PLC	406,453	952,670
J Sainsbury PLC	100,799	321,729
Jardine Lloyd Thompson Group PLC	11,688	191,938
Kingfisher PLC	113,489	454,504
Land Securities Group PLC	36,243	472,880
Legal & General Group PLC	426,363	1,486,706
Lloyds Banking Group PLC	3,113,119	2,828,889
London Stock Exchange Group PLC	10,691	549,359
Lookers PLC	136,097	219,113
Marks & Spencer Group PLC	136,725	648,267
McCarthy & Stone PLC(b)	123,506	247,724
Mitchells & Butlers PLC	57,274	193,641
Mondi PLC	21,184	569,851
Moneysupermarket.com Group PLC	55,550	237,001
Morgan Advanced Materials PLC	111,599	465,800
National Grid PLC	219,669	2,724,971
Next PLC	7,540	532,104
Old Mutual PLC	165,294	430,671
PayPoint PLC	27,785	355,816
Pearson PLC	95,139	781,176
Pennon Group PLC	36,995	395,586
Persimmon PLC	27,519	953,297
Polar Capital Holdings PLC	25,903	154,389

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2017

Investments	Shares	Value

Prudential PLC	77,588	$1,859,674
Reckitt Benckiser Group PLC	21,858	1,997,965
Redde PLC	184,894	446,513
Redrow PLC	45,643	362,829
RELX N.V.	58,686	1,249,508
RELX PLC	46,945	1,031,044
Rentokil Initial PLC	88,676	357,630
Rightmove PLC	2,331	126,503
Rio Tinto PLC	82,261	3,832,992
Rolls-Royce Holdings PLC*	38,294	455,715
Rotork PLC	88,718	309,950
Royal Dutch Shell PLC Class A	457,704	13,807,554
Royal Dutch Shell PLC Class B	385,775	11,875,757
Royal Mail PLC	108,199	557,725
RPC Group PLC	19,555	259,867
RPS Group PLC	82,482	319,260
RSA Insurance Group PLC	40,560	339,020
Saga PLC	112,985	300,747
Sage Group PLC (The)	67,096	628,785
Schroders PLC	6,771	304,779
Segro PLC	84,881	610,400
Severn Trent PLC	15,414	449,381
Smith & Nephew PLC	30,048	543,431
Smiths Group PLC	24,544	519,297
Soco International PLC	178,853	277,152
Spectris PLC	7,976	257,894
Spirax-Sarco Engineering PLC	3,488	258,552
SSE PLC	99,984	1,873,985
Stagecoach Group PLC	164,122	375,872
Standard Life Aberdeen PLC	223,478	1,299,760
Tate & Lyle PLC	59,779	520,113
Unilever N.V. CVA	67,601	3,999,090
Unilever PLC	52,899	3,065,278
United Utilities Group PLC	46,118	528,715

Vodafone Group PLC	2,387,319	$6,687,751
WH Smith PLC	24,220	656,719
Whitbread PLC	7,492	378,545
William Hill PLC	108,550	367,585
WM Morrison Supermarkets PLC	135,142	424,454

Total United Kingdom		157,303,587
TOTAL COMMON STOCKS (Cost: $724,230,502)		832,470,656
RIGHTS – 0.0%
United Kingdom – 0.0%
Equiniti Group PLC, expiring 10/16/17*
(Cost $0)	27,686	42,716
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $6,443,084)(d)	6,443,084	6,443,084
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $730,673,586)		838,956,456
Other Assets less Liabilities – (0.4)%		(3,287,812)

NET ASSETS – 100.0%		$835,668,644
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $10,430,034 and the total market value of the collateral held by the Fund was $11,162,351. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,719,267.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/2/2017	167,505	USD	142,134	EUR	$—	$(526)
Goldman Sachs	10/3/2017	83,306	USD	106,165	AUD	3	—
						$3	$(526)

CURRENCY LEGEND

AUD – Australian dollar

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 4.5%
Aristocrat Leisure Ltd.	53,587	$882,988
Bapcor Ltd.(a)	120,141	493,968
BT Investment Management Ltd.	127,031	1,101,407
carsales.com Ltd.	35,152	353,877
Cochlear Ltd.	9,838	1,229,003
Crown Resorts Ltd.	154,916	1,374,785
CSL Ltd.	64,894	6,821,117
Domino’s Pizza Enterprises Ltd.(a)	8,574	308,258
JB Hi-Fi Ltd.(a)	12,611	226,798
Magellan Financial Group Ltd.	53,463	1,030,285
Medibank Pvt Ltd.	1,169,859	2,680,354
NIB Holdings Ltd.	125,618	565,770
Northern Star Resources Ltd.	103,122	399,718
Pact Group Holdings Ltd.	155,909	641,030
Ramsay Health Care Ltd.	39,629	1,936,590
REA Group Ltd.	11,959	628,703
Seek Ltd.	104,398	1,360,623
Technology One Ltd.	63,903	251,710
TPG Telecom Ltd.(a)	91,150	348,306

Total Australia		22,635,290
Austria – 0.2%
ams AG*	12,166	882,651
Belgium – 0.2%
Ion Beam Applications	699	23,749
Melexis N.V.	9,774	945,184

Total Belgium		968,933
China – 2.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	263,000	340,758
China Everbright International Ltd.	455,000	570,884
China Overseas Land & Investment Ltd.	3,380,000	10,991,588
CSPC Pharmaceutical Group Ltd.	940,000	1,574,148

Total China		13,477,378
Denmark – 6.8%
Chr Hansen Holding A/S	14,673	1,258,725
Coloplast A/S Class B	47,237	3,834,611
Dfds A/S	10,796	616,909
DSV A/S	15,755	1,192,112
GN Store Nord A/S	11,043	378,579
Novo Nordisk A/S Class B	521,651	24,943,914
Pandora A/S	2,392	236,168
Royal Unibrew A/S	15,879	870,282
SimCorp A/S	9,527	581,930

Total Denmark		33,913,230
Finland – 0.9%
Konecranes Oyj	18,435	818,577
Nokian Renkaat Oyj	40,538	1,803,380
Uponor Oyj	29,946	518,995
Wartsila Oyj Abp	18,483	1,308,851

Total Finland		4,449,803

France – 7.5%
Airbus SE	147,721	$14,042,455
Hermes International	4,396	2,216,758
Ipsen S.A.	13,088	1,739,897
LVMH Moet Hennessy Louis Vuitton SE	61,040	16,846,091
SEB S.A.	4,044	741,982
Valeo S.A.	28,002	2,078,266

Total France		37,665,449
Germany – 5.4%
adidas AG	16,451	3,722,416
Continental AG	24,919	6,326,369
Covestro AG(b)	41,167	3,540,568
CTS Eventim AG & Co. KGaA	10,935	477,407
Fuchs Petrolub SE	20,817	1,068,806
Hella KGaA Hueck & Co.	10,358	610,730
Henkel AG & Co. KGaA	39,786	4,842,252
Infineon Technologies AG	155,383	3,907,165
Pfeiffer Vacuum Technology AG	605	95,412
United Internet AG Registered Shares	42,111	2,622,102

Total Germany		27,213,227
Hong Kong – 0.6%
Galaxy Entertainment Group Ltd.	233,000	1,640,698
Techtronic Industries Co., Ltd.	183,000	977,006
Vitasoy International Holdings Ltd.	192,000	427,721

Total Hong Kong		3,045,425
Ireland – 0.3%
Glanbia PLC	14,249	268,680
Irish Continental Group PLC	187,250	1,251,830

Total Ireland		1,520,510
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	2,275,865	3,254,089
Italy – 1.6%
Anima Holding SpA(b)	191,382	1,545,299
Banca IFIS SpA	13,292	726,920
De’ Longhi SpA	28,842	928,802
DiaSorin SpA	7,475	666,747
Ferrari N.V.	8,277	914,903
Industria Macchine Automatiche SpA	11,323	1,075,569
Moncler SpA	20,575	593,986
Recordati SpA	37,471	1,727,630

Total Italy		8,179,856
Japan – 14.6%
Asahi Intecc Co., Ltd.	5,800	301,941
Brother Industries Ltd.	39,300	914,027
COLOPL, Inc.(a)	32,100	370,149
CyberAgent, Inc.(a)	9,000	262,248
Daikin Industries Ltd.	45,100	4,565,491
DeNA Co., Ltd.	10,400	233,010
Fast Retailing Co., Ltd.	3,300	973,011
Fujitsu General Ltd.	1,800	36,395
Haseko Corp.	14,200	189,224

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Investments	Shares	Value

Hikari Tsushin, Inc.	9,300	$1,164,927
Hino Motors Ltd.	106,000	1,295,749
Hoya Corp.	54,200	2,925,110
Ichigo, Inc.(a)	95,400	326,291
Japan Lifeline Co., Ltd.	1,800	88,909
Keyence Corp.	1,400	743,126
Kose Corp.	3,300	377,888
Kubota Corp.	250,900	4,559,285
M3, Inc.	13,600	387,225
Makita Corp.	31,800	1,281,153
Meitec Corp.	17,000	851,775
Mixi, Inc.	25,900	1,249,385
MonotaRO Co., Ltd.(a)	6,700	179,159
Murata Manufacturing Co., Ltd.	33,240	4,884,197
Nabtesco Corp.	25,100	932,066
NGK Insulators Ltd.	66,200	1,239,725
Nidec Corp.	21,100	2,590,521
Nippon Paint Holdings Co., Ltd.	38,700	1,315,040
Nitori Holdings Co., Ltd.	5,800	829,050
Obic Co., Ltd.	16,800	1,056,669
Open House Co., Ltd.	11,300	394,519
Oracle Corp.	22,800	1,790,539
Persol Holdings Co., Ltd.	21,400	498,665
Pigeon Corp.	16,700	570,439
Ryohin Keikaku Co., Ltd.	2,700	795,141
Seiko Epson Corp.	105,200	2,544,837
Shimano, Inc.	6,900	918,856
Shionogi & Co., Ltd.	43,100	2,355,156
Square Enix Holdings Co., Ltd.	17,200	646,347
Start Today Co., Ltd.	18,900	598,574
Starts Corp., Inc.	11,200	287,848
Subaru Corp.	210,300	7,585,111
Sundrug Co., Ltd.	10,900	451,241
Sysmex Corp.	5,800	369,955
T-Gaia Corp.	25,200	489,605
Taiyo Holdings Co., Ltd.	8,600	400,338
TechnoPro Holdings, Inc.	9,800	464,034
Tokyo Electron Ltd.	32,600	5,004,468
Tokyo Steel Manufacturing Co., Ltd.	32,400	266,822
Trend Micro, Inc.	46,700	2,298,388
Tsuruha Holdings, Inc.	4,400	525,741
USS Co., Ltd.	49,700	1,002,256
Yahoo Japan Corp.(a)	1,080,300	5,124,863
Yamaha Motor Co., Ltd.	46,300	1,386,141
Zenkoku Hosho Co., Ltd.	9,400	394,572

Total Japan		73,287,202
Netherlands – 2.2%
ASML Holding N.V.	50,062	8,525,349
BE Semiconductor Industries N.V.	5,152	358,437
GrandVision N.V.(b)	1,708	43,201
Koninklijke Vopak N.V.	29,456	1,292,102
TKH Group N.V. CVA	8,673	563,517

Total Netherlands		10,782,606

New Zealand – 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	159,078	$1,469,668
Mainfreight Ltd.	41,879	754,436

Total New Zealand		2,224,104
Norway – 1.3%
Borregaard ASA	41,830	468,993
Entra ASA(b)	53,117	727,329
Orkla ASA	283,582	2,910,525
Salmar ASA	40,755	1,151,951
Tomra Systems ASA	44,029	660,963
Veidekke ASA	3,403	42,643
XXL ASA(b)	71,877	783,303

Total Norway		6,745,707
Portugal – 0.8%
Jeronimo Martins, SGPS, S.A.	196,277	3,872,723
Singapore – 0.2%
First Resources Ltd.	342,500	476,693
SIA Engineering Co., Ltd.	178,600	459,011

Total Singapore		935,704
Spain – 4.2%
Almirall S.A.	4,965	50,537
Amadeus IT Group S.A.	85,539	5,560,817
Atresmedia Corp. de Medios de Comunicacion S.A.	35,296	370,952
Cie Automotive S.A.	15,176	405,289
Industria de Diseno Textil S.A.	355,903	13,415,560
Prosegur Cia de Seguridad S.A.	101,404	758,839
Tecnicas Reunidas S.A.	20,706	654,681

Total Spain		21,216,675
Sweden – 7.9%
AAK AB	6,656	502,726
Assa Abloy AB Class B	190,160	4,333,282
Atlas Copco AB Class A	144,661	6,112,649
Atlas Copco AB Class B	113,519	4,392,032
Axfood AB	17,245	295,151
Boliden AB	67,921	2,294,170
Bonava AB Class B	18,616	300,598
Castellum AB	51,561	807,304
Clas Ohlson AB Class B	35,508	656,883
Fabege AB	50,136	1,025,772
Hemfosa Fastigheter AB	75,776	960,853
Hennes & Mauritz AB Class B	184,209	4,761,876
Hexpol AB	56,737	595,706
Indutrade AB	24,733	651,175
Intrum Justitia AB(a)	31,157	1,099,342
Investment AB Latour Class B	138,493	1,871,493
JM AB	20,294	636,243
Lifco AB Class B	16,102	523,953
Loomis AB Class B	19,117	758,136
Melker Schorling AB	8,218	559,791
Peab AB	68,874	758,577
Sandvik AB	243,710	4,195,024
Trelleborg AB Class B	57,355	1,433,462

Total Sweden		39,526,198

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Investments	Shares	Value

Switzerland – 12.8%
EMS-Chemie Holding AG Registered Shares	6,021	$4,007,363
Geberit AG Registered Shares	8,596	4,069,685
Givaudan S.A. Registered Shares	2,147	4,675,206
Oriflame Holding AG	3,517	119,612
Partners Group Holding AG	7,287	4,947,870
Roche Holding AG Bearer Shares	35,062	8,932,186
Roche Holding AG Genusschein	112,824	28,823,990
Schindler Holding AG Participation Certificate	8,842	1,954,634
Schindler Holding AG Registered Shares	8,121	1,748,247
Sonova Holding AG Registered Shares	10,987	1,865,610
Straumann Holding AG Registered Shares	1,929	1,240,014
Swatch Group AG (The) Bearer Shares	3,162	1,316,302
Temenos Group AG Registered Shares*	7,376	753,151

Total Switzerland		64,453,870
United Kingdom – 23.6%
Ashtead Group PLC	75,758	1,828,516
AVEVA Group PLC	14,164	462,726
Berkeley Group Holdings PLC	22,725	1,133,276
Brewin Dolphin Holdings PLC	96,001	449,640
British American Tobacco PLC	277,385	17,387,013
Burberry Group PLC	56,320	1,329,886
Coca-Cola European Partners PLC	58,822	2,466,908
Compass Group PLC	210,168	4,463,614
Crest Nicholson Holdings PLC	78,263	580,659
Croda International PLC	30,068	1,530,124
Dart Group PLC	7,480	53,841
Diageo PLC	427,300	14,062,729
Domino’s Pizza Group PLC	62,035	258,177
Dunelm Group PLC	83,703	794,523
easyJet PLC	75,968	1,240,396
Electrocomponents PLC	51,440	428,580
Greggs PLC	44,942	751,896
Halma PLC	50,653	761,136
Hargreaves Lansdown PLC	22,242	441,646
HomeServe PLC	55,536	619,922
Howden Joinery Group PLC	8,561	49,504
Ibstock PLC(b)	109,181	333,541
Jardine Lloyd Thompson Group PLC	82,231	1,350,381
Johnson Matthey PLC	12,459	571,674
Marshalls PLC	24,410	142,789
Mediclinic International PLC(a)	62,666	546,493

Merlin Entertainments PLC(b)	136,779	$817,535
Pagegroup PLC	118,470	791,388
Persimmon PLC	93,719	3,246,557
Reckitt Benckiser Group PLC	97,715	8,931,796
RELX PLC	178,947	3,930,178
Renishaw PLC	24,989	1,596,867
Sage Group PLC (The)	176,487	1,653,934
Savills PLC	48,585	607,189
Spirax-Sarco Engineering PLC	4,960	367,666
SuperGroup PLC	24,125	549,920
Taylor Wimpey PLC	380,384	997,719
Ted Baker PLC	16,360	581,659
Unilever N.V. CVA	403,360	23,861,671
Unilever PLC	218,852	12,681,566
Unite Group PLC (The)	67,451	622,157
Victrex PLC	22,836	726,425
WH Smith PLC	35,138	952,758
William Hill PLC	309,298	1,047,383
ZPG PLC(b)	62,812	304,811

Total United Kingdom		118,308,769
TOTAL COMMON STOCKS (Cost: $436,725,096)		498,559,399
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $2,270,062)(d)	2,270,062	2,270,062
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $438,995,158)		500,829,461
Other Assets less Liabilities – 0.2%		940,042

NET ASSETS – 100.0%		$501,769,503
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,550,322 and the total market value of the collateral held by the Fund was $4,797,791. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,527,729.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	6,133,669	AUD	4,813,912	USD	$—	$(1,130)
Bank of America N.A.	10/3/2017	12,980,739	CHF	13,414,996	USD	402	—
Bank of America N.A.	10/3/2017	44,182,780	DKK	7,018,583	USD	350	—
Bank of America N.A.	10/3/2017	24,268,643	EUR	28,689,540	USD	835	—
Bank of America N.A.	10/3/2017	14,019,606	GBP	18,808,843	USD	558	—
Bank of America N.A.	10/3/2017	2,465,839	ILS	697,975	USD	49	—
Bank of America N.A.	10/3/2017	11,455,086	NOK	1,438,955	USD	72	—

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	577,545	NZD	417,495	USD	$12	$—
Bank of America N.A.	10/3/2017	64,811,833	SEK	7,939,943	USD	397	—
Bank of America N.A.	10/3/2017	4,836,901	USD	6,100,635	AUD	50,039	—
Bank of America N.A.	10/3/2017	13,479,059	USD	12,926,930	CHF	119,272	—
Bank of America N.A.	10/3/2017	7,052,100	USD	44,121,746	DKK	42,863	—
Bank of America N.A.	10/3/2017	28,826,545	USD	24,204,746	EUR	211,710	—
Bank of America N.A.	10/3/2017	18,898,663	USD	14,650,524	GBP	—	(757,209)
Bank of America N.A.	10/3/2017	701,308	USD	2,512,975	ILS	—	(10,059)
Bank of America N.A.	10/3/2017	1,445,827	USD	11,241,914	NOK	33,580	—
Bank of America N.A.	10/3/2017	419,489	USD	586,039	NZD	—	(4,159)
Bank of America N.A.	10/3/2017	7,977,859	USD	63,369,889	SEK	214,177	—
Bank of America N.A.	10/4/2017	27,928,219	HKD	3,575,743	USD	—	(107)
Bank of America N.A.	10/4/2017	1,684,457,745	JPY	14,963,873	USD	1,151	—
Bank of America N.A.	10/4/2017	264,796	SGD	195,010	USD	—	(11)
Bank of America N.A.	10/4/2017	3,592,819	USD	28,095,665	HKD	—	(4,255)
Bank of America N.A.	10/4/2017	15,035,332	USD	1,652,479,212	JPY	354,411	—
Bank of America N.A.	10/4/2017	195,942	USD	266,038	SGD	29	—
Bank of America N.A.	11/2/2017	4,790,393	USD	6,105,951	AUD	967	—
Bank of America N.A.	11/2/2017	13,690,487	USD	13,221,095	CHF	—	(15)
Bank of America N.A.	11/2/2017	7,218,550	USD	45,366,522	DKK	—	(821)
Bank of America N.A.	11/2/2017	29,809,340	USD	25,176,233	EUR	—	(1,506)
Bank of America N.A.	11/2/2017	19,330,972	USD	14,395,042	GBP	—	(1,085)
Bank of America N.A.	11/2/2017	3,460,027	USD	27,005,327	HKD	—	(72)
Bank of America N.A.	11/2/2017	709,345	USD	2,503,525	ILS	—	(72)
Bank of America N.A.	11/2/2017	1,438,210	USD	11,441,716	NOK	—	(91)
Bank of America N.A.	11/2/2017	440,878	USD	610,264	NZD	—	(16)
Bank of America N.A.	11/2/2017	8,350,411	USD	68,052,994	SEK	—	(799)
Bank of America N.A.	11/3/2017	195,440	USD	265,301	SGD	4	—
Bank of America N.A.	11/6/2017	15,478,873	USD	1,739,915,102	JPY	—	(1,646)
Barclays Bank PLC	10/3/2017	6,134,951	AUD	4,813,912	USD	—	(124)
Barclays Bank PLC	10/3/2017	12,980,618	CHF	13,414,996	USD	277	—
Barclays Bank PLC	10/3/2017	44,181,699	DKK	7,018,583	USD	178	—
Barclays Bank PLC	10/3/2017	24,268,540	EUR	28,689,540	USD	713	—
Barclays Bank PLC	10/3/2017	14,019,501	GBP	18,808,843	USD	417	—
Barclays Bank PLC	10/3/2017	2,465,729	ILS	697,975	USD	18	—
Barclays Bank PLC	10/3/2017	11,454,801	NOK	1,438,955	USD	36	—
Barclays Bank PLC	10/3/2017	577,544	NZD	417,495	USD	12	—
Barclays Bank PLC	10/3/2017	64,810,182	SEK	7,939,943	USD	195	—
Barclays Bank PLC	10/4/2017	27,928,341	HKD	3,575,743	USD	—	(92)
Barclays Bank PLC	10/4/2017	1,684,453,255	JPY	14,963,873	USD	1,111	—
Barclays Bank PLC	10/4/2017	264,808	SGD	195,010	USD	—	(2)
Barclays Bank PLC	11/2/2017	4,790,393	USD	6,107,079	AUD	81	—
Barclays Bank PLC	11/2/2017	13,690,487	USD	13,221,697	CHF	—	(639)
Barclays Bank PLC	11/2/2017	7,218,550	USD	45,363,714	DKK	—	(374)
Barclays Bank PLC	11/2/2017	29,809,340	USD	25,175,893	EUR	—	(1,103)
Barclays Bank PLC	11/2/2017	19,330,972	USD	14,394,892	GBP	—	(884)
Barclays Bank PLC	11/2/2017	3,460,027	USD	27,004,646	HKD	16	—
Barclays Bank PLC	11/2/2017	709,345	USD	2,503,754	ILS	—	(137)
Barclays Bank PLC	11/2/2017	1,438,210	USD	11,441,559	NOK	—	(71)
Barclays Bank PLC	11/2/2017	440,878	USD	610,269	NZD	—	(20)
Barclays Bank PLC	11/2/2017	8,350,411	USD	68,049,670	SEK	—	(392)
Barclays Bank PLC	11/3/2017	195,440	USD	265,347	SGD	—	(30)
Barclays Bank PLC	11/6/2017	15,478,873	USD	1,739,899,623	JPY	—	(1,508)
Citibank N.A.	10/3/2017	139,028	AUD	109,469	USD	—	(380)
Citibank N.A.	10/3/2017	6,135,232	AUD	4,813,912	USD	97	—
Citibank N.A.	10/3/2017	295,973	CHF	305,059	USD	825	—
Citibank N.A.	10/3/2017	12,980,739	CHF	13,414,996	USD	402	—
Citibank N.A.	10/3/2017	1,008,767	DKK	159,603	USD	651	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/3/2017	44,182,787	DKK	7,018,583	USD	$351	$—
Citibank N.A.	10/3/2017	554,253	EUR	652,403	USD	2,835	—
Citibank N.A.	10/3/2017	24,268,643	EUR	28,689,540	USD	835	—
Citibank N.A.	10/3/2017	318,660	GBP	427,715	USD	—	(184)
Citibank N.A.	10/3/2017	14,019,606	GBP	18,808,843	USD	558	—
Citibank N.A.	10/3/2017	56,012	ILS	15,872	USD	—	(16)
Citibank N.A.	10/3/2017	2,465,790	ILS	697,975	USD	35	—
Citibank N.A.	10/3/2017	258,626	NOK	32,722	USD	—	(233)
Citibank N.A.	10/3/2017	11,454,857	NOK	1,438,955	USD	43	—
Citibank N.A.	10/3/2017	13,217	NZD	9,494	USD	61	—
Citibank N.A.	10/3/2017	577,546	NZD	417,495	USD	13	—
Citibank N.A.	10/3/2017	1,470,433	SEK	180,555	USD	—	(407)
Citibank N.A.	10/3/2017	64,810,539	SEK	7,939,943	USD	238	—
Citibank N.A.	10/3/2017	4,836,901	USD	6,100,105	AUD	50,456	—
Citibank N.A.	10/3/2017	13,479,059	USD	12,929,262	CHF	116,862	—
Citibank N.A.	10/3/2017	7,052,100	USD	44,045,907	DKK	54,911	—
Citibank N.A.	10/3/2017	28,826,545	USD	24,209,421	EUR	206,182	—
Citibank N.A.	10/3/2017	18,898,663	USD	14,651,955	GBP	—	(759,129)
Citibank N.A.	10/3/2017	701,308	USD	2,512,816	ILS	—	(10,014)
Citibank N.A.	10/3/2017	1,445,827	USD	11,241,020	NOK	33,692	—
Citibank N.A.	10/3/2017	419,489	USD	586,019	NZD	—	(4,144)
Citibank N.A.	10/3/2017	7,977,859	USD	63,381,880	SEK	212,708	—
Citibank N.A.	10/4/2017	635,144	HKD	81,313	USD	4	—
Citibank N.A.	10/4/2017	27,927,658	HKD	3,575,743	USD	—	(179)
Citibank N.A.	10/4/2017	38,183,499	JPY	340,280	USD	—	(1,051)
Citibank N.A.	10/4/2017	1,684,369,458	JPY	14,963,873	USD	367	—
Citibank N.A.	10/4/2017	6,015	SGD	4,435	USD	—	(5)
Citibank N.A.	10/4/2017	264,796	SGD	195,010	USD	—	(11)
Citibank N.A.	10/4/2017	3,592,819	USD	28,094,063	HKD	—	(4,050)
Citibank N.A.	10/4/2017	15,035,332	USD	1,652,476,205	JPY	354,438	—
Citibank N.A.	10/4/2017	195,942	USD	266,013	SGD	46	—
Citibank N.A.	11/2/2017	4,790,393	USD	6,107,422	AUD	—	(187)
Citibank N.A.	11/2/2017	13,690,487	USD	13,221,684	CHF	—	(625)
Citibank N.A.	11/2/2017	7,218,550	USD	45,364,436	DKK	—	(489)
Citibank N.A.	11/2/2017	29,809,340	USD	25,176,276	EUR	—	(1,556)
Citibank N.A.	11/2/2017	19,330,972	USD	14,394,838	GBP	—	(812)
Citibank N.A.	11/2/2017	3,460,027	USD	27,003,673	HKD	140	—
Citibank N.A.	11/2/2017	709,345	USD	2,503,665	ILS	—	(112)
Citibank N.A.	11/2/2017	1,438,210	USD	11,441,381	NOK	—	(49)
Citibank N.A.	11/2/2017	440,878	USD	610,263	NZD	—	(15)
Citibank N.A.	11/2/2017	8,350,411	USD	68,049,629	SEK	—	(386)
Citibank N.A.	11/3/2017	195,440	USD	265,295	SGD	8	—
Citibank N.A.	11/6/2017	15,478,873	USD	1,739,800,559	JPY	—	(627)
Credit Suisse International	10/3/2017	4,674,046	AUD	3,667,747	USD	—	(258)
Credit Suisse International	10/3/2017	9,890,040	CHF	10,220,954	USD	253	—
Credit Suisse International	10/3/2017	33,662,251	DKK	5,347,495	USD	133	—
Credit Suisse International	10/3/2017	18,490,319	EUR	21,858,700	USD	543	—
Credit Suisse International	10/3/2017	10,681,557	GBP	14,330,548	USD	361	—
Credit Suisse International	10/3/2017	1,878,703	ILS	531,792	USD	27	—
Credit Suisse International	10/3/2017	8,727,485	NOK	1,096,349	USD	27	—
Credit Suisse International	10/3/2017	440,039	NZD	318,096	USD	8	—
Credit Suisse International	10/3/2017	49,379,224	SEK	6,049,482	USD	151	—
Credit Suisse International	10/3/2017	4,836,901	USD	6,100,651	AUD	50,027	—
Credit Suisse International	10/3/2017	13,479,059	USD	12,930,246	CHF	115,845	—
Credit Suisse International	10/3/2017	7,052,100	USD	44,042,191	DKK	55,501	—
Credit Suisse International	10/3/2017	28,826,545	USD	24,209,746	EUR	205,798	—
Credit Suisse International	10/3/2017	18,898,663	USD	14,652,035	GBP	—	(759,236)
Credit Suisse International	10/3/2017	701,308	USD	2,512,556	ILS	—	(9,940)

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	10/3/2017	1,445,827	USD	11,241,441	NOK	$33,639	$—
Credit Suisse International	10/3/2017	419,489	USD	586,021	NZD	—	(4,146)
Credit Suisse International	10/3/2017	7,977,859	USD	63,386,076	SEK	212,194	—
Credit Suisse International	10/4/2017	21,278,226	HKD	2,724,377	USD	—	(136)
Credit Suisse International	10/4/2017	1,283,299,682	JPY	11,401,048	USD	16	—
Credit Suisse International	10/4/2017	201,754	SGD	148,583	USD	—	(9)
Credit Suisse International	10/4/2017	3,592,819	USD	28,097,178	HKD	—	(4,449)
Credit Suisse International	10/4/2017	15,035,332	USD	1,652,506,276	JPY	354,171	—
Credit Suisse International	10/4/2017	195,942	USD	266,021	SGD	41	—
Credit Suisse International	11/2/2017	3,649,827	USD	4,653,196	AUD	—	(78)
Credit Suisse International	11/2/2017	10,430,848	USD	10,073,894	CHF	—	(714)
Credit Suisse International	11/2/2017	5,499,851	USD	34,564,677	DKK	—	(576)
Credit Suisse International	11/2/2017	22,711,879	USD	19,182,006	EUR	—	(1,282)
Credit Suisse International	11/2/2017	14,728,364	USD	10,967,695	GBP	—	(882)
Credit Suisse International	11/2/2017	2,636,214	USD	20,574,620	HKD	60	—
Credit Suisse International	11/2/2017	540,457	USD	1,907,563	ILS	—	(84)
Credit Suisse International	11/2/2017	1,095,782	USD	8,717,493	NOK	—	(66)
Credit Suisse International	11/2/2017	335,909	USD	464,993	NZD	—	(32)
Credit Suisse International	11/2/2017	6,362,222	USD	51,849,272	SEK	—	(528)
Credit Suisse International	11/3/2017	148,909	USD	202,135	SGD	4	—
Credit Suisse International	11/6/2017	11,793,430	USD	1,325,567,379	JPY	—	(519)
Goldman Sachs	10/3/2017	6,134,810	AUD	4,813,912	USD	—	(235)
Goldman Sachs	10/3/2017	12,980,672	CHF	13,414,996	USD	333	—
Goldman Sachs	10/3/2017	44,181,678	DKK	7,018,583	USD	175	—
Goldman Sachs	10/3/2017	24,268,520	EUR	28,689,540	USD	689	—
Goldman Sachs	10/3/2017	14,019,532	GBP	18,808,843	USD	459	—
Goldman Sachs	10/3/2017	2,465,728	ILS	697,975	USD	17	—
Goldman Sachs	10/3/2017	11,454,800	NOK	1,438,955	USD	36	—
Goldman Sachs	10/3/2017	577,542	NZD	417,495	USD	10	—
Goldman Sachs	10/3/2017	64,810,213	SEK	7,939,943	USD	198	—
Goldman Sachs	10/3/2017	4,836,901	USD	6,100,166	AUD	50,407	—
Goldman Sachs	10/3/2017	13,479,059	USD	12,929,612	CHF	116,500	—
Goldman Sachs	10/3/2017	7,052,100	USD	44,049,680	DKK	54,311	—
Goldman Sachs	10/3/2017	28,826,545	USD	24,209,340	EUR	206,278	—
Goldman Sachs	10/3/2017	18,898,663	USD	14,651,864	GBP	—	(759,007)
Goldman Sachs	10/3/2017	701,308	USD	2,512,993	ILS	—	(10,064)
Goldman Sachs	10/3/2017	1,445,827	USD	11,241,517	NOK	33,629	—
Goldman Sachs	10/3/2017	419,489	USD	586,014	NZD	—	(4,140)
Goldman Sachs	10/3/2017	7,977,859	USD	63,383,236	SEK	212,542	—
Goldman Sachs	10/4/2017	27,928,359	HKD	3,575,743	USD	—	(89)
Goldman Sachs	10/4/2017	1,684,358,983	JPY	14,963,873	USD	273	—
Goldman Sachs	10/4/2017	264,804	SGD	195,010	USD	—	(5)
Goldman Sachs	10/4/2017	3,592,819	USD	28,095,496	HKD	—	(4,233)
Goldman Sachs	10/4/2017	15,035,332	USD	1,652,476,205	JPY	354,438	—
Goldman Sachs	10/4/2017	195,942	USD	266,023	SGD	40	—
Goldman Sachs	11/2/2017	4,790,393	USD	6,107,040	AUD	112	—
Goldman Sachs	11/2/2017	13,690,487	USD	13,221,752	CHF	—	(696)
Goldman Sachs	11/2/2017	7,218,550	USD	45,364,284	DKK	—	(465)
Goldman Sachs	11/2/2017	29,809,340	USD	25,175,808	EUR	—	(1,002)
Goldman Sachs	11/2/2017	19,330,972	USD	14,394,634	GBP	—	(538)
Goldman Sachs	11/2/2017	3,460,027	USD	27,004,649	HKD	15	—
Goldman Sachs	11/2/2017	709,345	USD	2,503,374	ILS	—	(29)
Goldman Sachs	11/2/2017	1,438,210	USD	11,441,311	NOK	—	(40)
Goldman Sachs	11/2/2017	440,878	USD	610,256	NZD	—	(10)
Goldman Sachs	11/2/2017	8,350,411	USD	68,049,295	SEK	—	(345)
Goldman Sachs	11/3/2017	195,440	USD	265,305	SGD	1	—
Goldman Sachs	11/6/2017	15,478,873	USD	1,739,777,340	JPY	—	(420)
Morgan Stanley & Co. International	10/3/2017	3,685,260	USD	4,647,742	AUD	38,410	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/3/2017	10,269,761	USD	9,851,299	CHF	$88,592	$—
Morgan Stanley & Co. International	10/3/2017	5,373,030	USD	33,561,976	DKK	41,331	—
Morgan Stanley & Co. International	10/3/2017	21,963,083	USD	18,445,197	EUR	157,183	—
Morgan Stanley & Co. International	10/3/2017	14,398,983	USD	11,163,361	GBP	—	(578,338)
Morgan Stanley & Co. International	10/3/2017	534,332	USD	1,914,692	ILS	—	(7,675)
Morgan Stanley & Co. International	10/3/2017	1,101,583	USD	8,565,009	NOK	25,617	—
Morgan Stanley & Co. International	10/3/2017	319,614	USD	446,500	NZD	—	(3,161)
Morgan Stanley & Co. International	10/3/2017	6,078,373	USD	48,292,072	SEK	161,931	—
Morgan Stanley & Co. International	10/4/2017	2,737,386	USD	21,406,517	HKD	—	(3,280)
Morgan Stanley & Co. International	10/4/2017	11,455,492	USD	1,259,041,050	JPY	269,946	—
Morgan Stanley & Co. International	10/4/2017	149,290	USD	202,685	SGD	30	—
						$4,912,992	$(3,729,797)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Australia – 8.9%
Adelaide Brighton Ltd.(a)	23,225	$106,243
AGL Energy Ltd.	20,010	366,929
Alumina Ltd.	135,046	233,120
Amcor Ltd.	38,015	453,691
AMP Ltd.	104,168	394,782
ASX Ltd.	4,428	182,164
Aurizon Holdings Ltd.	105,383	405,175
Australia & New Zealand Banking Group Ltd.	99,664	2,314,759
Bank of Queensland Ltd.	22,036	224,431
Bendigo & Adelaide Bank Ltd.	23,042	209,908
BHP Billiton Ltd.	97,444	1,971,124
Blackmores Ltd.(a)	912	84,441
Brickworks Ltd.	15,301	162,200
Caltex Australia Ltd.	9,658	243,259
carsales.com Ltd.	13,656	137,476
Coca-Cola Amatil Ltd.	38,467	233,316
Commonwealth Bank of Australia	52,882	3,122,412
Crown Resorts Ltd.	41,465	367,976
CSR Ltd.	39,306	145,880
DuluxGroup Ltd.	18,752	102,996
Event Hospitality and Entertainment Ltd.	11,782	115,929
Fairfax Media Ltd.	108,221	80,245
Flight Centre Travel Group Ltd.(a)	6,020	212,609
Fortescue Metals Group Ltd.	206,453	832,646
Genworth Mortgage Insurance Australia Ltd.	45,240	99,038
Harvey Norman Holdings Ltd.(a)	111,926	340,752
Healthscope Ltd.	100,424	131,592
Insurance Australia Group Ltd.	58,465	292,221
IOOF Holdings Ltd.	12,867	112,571
JB Hi-Fi Ltd.(a)	9,961	179,140
Macquarie Group Ltd.	11,028	786,741
Magellan Financial Group Ltd.	4,262	82,133
Medibank Pvt Ltd.	70,339	161,159
Mineral Resources Ltd.	10,285	131,220
MYOB Group Ltd.(a)	38,323	103,441
National Australia Bank Ltd.	104,993	2,595,056
Nick Scali Ltd.	12,354	62,717
Orora Ltd.	61,794	150,309
Pact Group Holdings Ltd.	18,796	77,281
Platinum Asset Management Ltd.(a)	32,602	155,022
QBE Insurance Group Ltd.	36,457	286,346
Regis Healthcare Ltd.(a)	26,626	72,704
Regis Resources Ltd.	32,661	92,259
Rio Tinto Ltd.	15,108	788,679
Sonic Healthcare Ltd.	15,450	253,489
Suncorp Group Ltd.	40,036	409,956
Tabcorp Holdings Ltd.	58,511	196,038
Tatts Group Ltd.	95,962	299,680
Telstra Corp., Ltd.	830,991	2,275,609
Vocus Group Ltd.(a)	33,182	62,227
Washington H Soul Pattinson & Co., Ltd.(a)	12,584	157,293
Wesfarmers Ltd.	53,093	1,721,783
Westpac Banking Corp.	122,792	$3,075,451
Woodside Petroleum Ltd.	41,042	937,125

Total Australia		28,792,743
Austria – 0.3%
Erste Group Bank AG*	8,628	372,760
EVN AG	7,185	112,250
Oesterreichische Post AG	3,794	175,194
UNIQA Insurance Group AG	17,592	184,347

Total Austria		844,551
Belgium – 3.1%
Ageas	8,171	384,072
Anheuser-Busch InBev S.A.	59,172	7,086,249
bpost S.A.	13,678	406,679
Elia System Operator S.A./N.V.	2,886	167,145
KBC Group N.V.	10,529	892,477
Proximus SADP	14,916	514,110
Solvay S.A.	3,320	496,108

Total Belgium		9,946,840
China – 3.7%
China Jinmao Holdings Group Ltd.	342,000	172,079
China Mobile Ltd.	631,500	6,399,327
China Overseas Land & Investment Ltd.	220,000	715,429
China Power International Development Ltd.	357,000	117,466
China Resources Power Holdings Co., Ltd.	234,000	422,420
China South City Holdings Ltd.	648,000	185,008
CITIC Telecom International Holdings Ltd.	209,000	60,206
CNOOC Ltd.	1,843,000	2,378,460
Guangdong Investment Ltd.	190,000	270,987
Lenovo Group Ltd.	520,000	286,940
Shanghai Industrial Holdings Ltd.	30,000	90,837
Shenzhen Investment Ltd.	410,000	185,822
Sino-Ocean Group Holding Ltd.	266,500	177,764
Sun Art Retail Group Ltd.	274,500	254,795
Yangzijiang Shipbuilding Holdings Ltd.	172,200	181,337
Yuexiu Property Co., Ltd.	748,000	152,268

Total China		12,051,145
Denmark – 0.4%
Danske Bank A/S	22,160	886,428
Scandinavian Tobacco Group A/S Class A(b)	7,072	125,491
Spar Nord Bank A/S	9,656	120,263
Tryg A/S	15,501	358,049

Total Denmark		1,490,231
Finland – 2.1%
DNA Oyj	8,129	142,229
Elisa Oyj	8,555	368,341
Fortum Oyj	69,034	1,378,426
Kesko Oyj Class B	3,760	201,673
Kone Oyj Class B	16,206	858,311
Neste Oyj	10,317	450,670
Nokia Oyj	173,524	1,042,111
Nokian Renkaat Oyj	6,424	285,779
Raisio Oyj Class V	32,796	142,291

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

Investments	Shares	Value
Sampo Oyj Class A	17,201	$909,382
Stora Enso Oyj Class R	21,918	309,642
Tieto Oyj	5,099	155,463
UPM-Kymmene Oyj	20,363	551,997

Total Finland		6,796,315
France – 10.9%
Amundi S.A.(b)	4,817	400,448
AXA S.A.	70,949	2,146,383
BNP Paribas S.A.	31,786	2,564,657
Bouygues S.A.	16,721	793,667
Carrefour S.A.	24,513	495,400
Casino Guichard Perrachon S.A.	7,493	444,506
CNP Assurances	20,395	478,120
Credit Agricole S.A.	76,025	1,382,304
Electricite de France S.A.(a)	217,494	2,641,921
Engie S.A.	172,389	2,928,580
Eutelsat Communications S.A.	11,685	346,179
Gaztransport Et Technigaz S.A.(a)	4,536	246,673
Lagardere SCA	8,187	274,148
Metropole Television S.A.	7,562	174,907
Natixis S.A.	117,034	936,681
Neopost S.A.	2,379	92,474
Orange S.A.	103,493	1,695,762
Renault S.A.	11,555	1,135,309
Sanofi	43,511	4,321,363
Schneider Electric SE*	18,835	1,639,499
SCOR SE	6,639	278,430
Societe BIC S.A.	1,914	229,441
Societe Generale S.A.	23,003	1,347,061
Suez	24,492	447,201
TOTAL S.A.	131,885	7,085,528
Unibail-Rodamco SE	1,681	408,882
Veolia Environnement S.A.	24,777	572,646

Total France		35,508,170
Germany – 8.8%
Allianz SE Registered Shares	11,592	2,603,085
AURELIUS Equity Opportunities SE & Co. KGaA(a)	1,831	120,439
Axel Springer SE	4,833	310,647
BASF SE	31,044	3,304,486
Bayerische Motoren Werke AG	25,094	2,546,242
CECONOMY AG	12,019	141,563
Daimler AG Registered Shares	53,655	4,279,683
Deutsche Lufthansa AG Registered Shares	13,595	377,853
Deutsche Post AG Registered Shares	40,707	1,812,583
Deutsche Telekom AG Registered Shares	159,819	2,982,385
Evonik Industries AG	18,007	643,319
Freenet AG	8,313	278,023
Hannover Rueck SE	3,427	413,040
Hugo Boss AG(a)	3,134	276,357
Innogy SE(b)	24,279	1,080,797
MAN SE	4,629	522,560
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,597	983,114
ProSiebenSat.1 Media SE	13,435	$457,982
Siemens AG Registered Shares	23,738	3,345,115
Talanx AG	7,272	294,059
Telefonica Deutschland Holding AG	171,331	961,695
TUI AG	31,202	530,435
Uniper SE	11,877	325,751

Total Germany		28,591,213
Hong Kong – 2.2%
BOC Hong Kong Holdings Ltd.	181,047	879,657
CLP Holdings Ltd.	59,000	604,677
Hang Lung Properties Ltd.	151,000	358,424
Hang Seng Bank Ltd.	30,318	739,056
Henderson Land Development Co., Ltd.	86,000	569,795
Hopewell Holdings Ltd.	31,000	120,655
Hysan Development Co., Ltd.	46,000	216,434
I-CABLE Communications Ltd.*	17,193	561
Kowloon Development Co., Ltd.	175,000	196,941
New World Development Co., Ltd.	306,666	440,523
PCCW Ltd.	420,380	227,663
Power Assets Holdings Ltd.	72,018	623,762
Sino Land Co., Ltd.	196,000	344,287
SJM Holdings Ltd.	169,000	154,704
Sun Hung Kai Properties Ltd.	59,000	958,570
Swire Pacific Ltd. Class B	135,000	234,025
Television Broadcasts Ltd.	23,300	77,411
Wharf Holdings Ltd. (The)	62,000	552,473

Total Hong Kong		7,299,618
Ireland – 0.1%
C&C Group PLC	32,683	117,845
Smurfit Kappa Group PLC	8,263	258,866

Total Ireland		376,711
Israel – 0.6%
Amot Investments Ltd.	41,742	232,071
B Communications Ltd.*	6,011	85,811
Bezeq Israeli Telecommunication Corp., Ltd.	177,543	253,855
Delek Automotive Systems Ltd.	17,906	133,816
Israel Chemicals Ltd.	45,221	200,720
Oil Refineries Ltd.	273,662	137,040
Sella Capital Real Estate Ltd.	117,985	235,095
Teva Pharmaceutical Industries Ltd.	47,751	834,825

Total Israel		2,113,233
Italy – 4.1%
A2A SpA	120,674	207,571
ACEA SpA	9,885	153,321
Ascopiave SpA	22,299	92,425
Assicurazioni Generali SpA	52,716	982,176
Atlantia SpA	31,108	982,283
Azimut Holding SpA	6,233	134,846
Banca Generali SpA	3,553	123,280
Banca Mediolanum SpA	27,419	239,869
Ei Towers SpA	1,505	89,049
Enav SpA(b)	32,098	147,080

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

Investments	Shares	Value
Enel SpA	497,192	$2,994,740
Eni SpA	208,187	3,445,660
ERG SpA	8,815	140,789
FinecoBank Banca Fineco SpA	17,897	158,684
Hera SpA	49,435	155,456
Intesa Sanpaolo SpA RSP	52,733	174,555
Iren SpA	43,118	115,711
Italgas SpA	37,173	208,743
MARR SpA	4,003	105,531
Poste Italiane SpA(b)	49,956	367,931
Saras SpA	48,736	130,672
Snam SpA	182,900	881,330
Societa Iniziative Autostradali e Servizi SpA	11,045	176,405
Telecom Italia SpA RSP	249,691	187,737
Terna Rete Elettrica Nazionale SpA	76,286	445,696
Tod’s SpA(a)	1,378	97,663
UnipolSai Assicurazioni SpA	130,115	303,952

Total Italy		13,243,155
Japan – 9.1%
Aida Engineering Ltd.	11,500	135,673
Amada Holdings Co., Ltd.	16,300	178,834
Aozora Bank Ltd.	3,600	136,881
Bridgestone Corp.	22,000	997,930
Canon, Inc.	47,700	1,629,339
Chugoku Electric Power Co., Inc. (The)(a)	17,700	187,905
Daito Trust Construction Co., Ltd.	2,000	364,234
Daiwa Securities Group, Inc.	46,000	260,434
Dexerials Corp.	8,900	108,794
Fields Corp.(a)	6,600	65,669
Heiwa Corp.(a)	4,900	97,116
Hokuriku Electric Power Co.(a)	12,100	101,474
ITOCHU Corp.	56,900	931,610
Japan Post Holdings Co., Ltd.(a)	98,500	1,162,941
Japan Tobacco, Inc.	60,400	1,978,903
Konica Minolta, Inc.(a)	23,800	195,364
Kuroda Electric Co., Ltd.	8,600	149,897
Lawson, Inc.	2,800	185,315
Leopalace21 Corp.	20,500	142,780
Marubeni Corp.	63,700	434,891
Matsui Securities Co., Ltd.(a)	10,500	79,101
Mitsubishi Corp.	56,500	1,312,804
Mitsui & Co., Ltd.	67,800	1,001,656
Mizuho Financial Group, Inc.	565,600	990,359
MS&AD Insurance Group Holdings, Inc.	11,800	379,793
Nippon Commercial Development Co., Ltd.(a)	6,400	97,736
Nissan Motor Co., Ltd.	184,100	1,822,764
Nomura Holdings, Inc.	72,500	405,766
North Pacific Bank Ltd.	30,700	97,092
NSK Ltd.	19,500	262,795
Onward Holdings Co., Ltd.	12,000	91,147
Resona Holdings, Inc.	47,700	244,930
Ricoh Co., Ltd.	32,100	311,974
Sankyo Co., Ltd.	4,700	149,896
Sanrio Co., Ltd.(a)	5,700	$108,111
Sekisui House Ltd.	23,000	387,505
Senko Group Holdings Co., Ltd.	18,200	129,671
Showa Shell Sekiyu K.K.	15,400	177,169
SKY Perfect JSAT Holdings, Inc.(a)	23,300	104,117
Sony Financial Holdings, Inc.	9,600	157,434
Star Micronics Co., Ltd.	7,100	122,239
Subaru Corp.	30,000	1,082,041
Sumitomo Corp.	46,600	670,032
Sumitomo Mitsui Financial Group, Inc.	29,700	1,139,821
Sumitomo Mitsui Trust Holdings, Inc.	8,500	306,654
Sumitomo Rubber Industries Ltd.	9,000	164,865
Takaoka Toko Co., Ltd.	5,900	105,248
Takeda Pharmaceutical Co., Ltd.	24,300	1,341,449
Toyota Motor Corp.	116,600	6,950,526

Total Japan		29,640,679
Netherlands – 1.8%
ABN AMRO Group N.V. CVA(b)	22,139	663,216
Aegon N.V.	80,353	468,127
ASR Nederland N.V.	3,883	155,365
BE Semiconductor Industries N.V.	1,671	116,255
Beter Bed Holding N.V.	4,467	84,626
Boskalis Westminster	6,455	225,690
Corbion N.V.	3,007	96,870
Euronext N.V.(b)	2,046	124,543
ING Groep N.V.	98,656	1,819,445
Koninklijke KPN N.V.	139,714	479,818
NN Group N.V.	10,059	421,087
Philips Lighting N.V.(b)	5,119	206,665
Randstad Holding N.V.	7,049	436,166
Steinhoff International Holdings N.V.	142,694	636,309

Total Netherlands		5,934,182
New Zealand – 0.9%
Air New Zealand Ltd.	91,432	222,744
Auckland International Airport Ltd.	38,635	179,864
Chorus Ltd.	38,070	107,882
Contact Energy Ltd.	42,022	167,077
EBOS Group Ltd.	8,553	105,914
Fletcher Building Ltd.	44,078	254,593
Genesis Energy Ltd.	110,644	191,163
Investore Property Ltd.(a)	383,127	371,130
Mercury NZ Ltd.	71,435	175,061
Meridian Energy Ltd.	120,907	248,664
SKYCITY Entertainment Group Ltd.	43,753	118,609
Spark New Zealand Ltd.	123,662	326,293
Trade Me Group Ltd.	25,121	82,991
Trustpower Ltd.	35,304	140,112
Vector Ltd.(a)	69,209	163,602

Total New Zealand		2,855,699
Norway – 2.7%
Aker ASA Class A	4,020	165,137
Atea ASA*	11,108	146,520

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

Investments	Shares	Value
Austevoll Seafood ASA	13,867	$144,588
Borregaard ASA	8,241	92,397
DNB ASA	41,275	832,209
Europris ASA(b)	27,912	134,295
Gjensidige Forsikring ASA	16,683	290,474
Marine Harvest ASA*	36,430	720,793
Orkla ASA	32,475	333,305
Salmar ASA	7,732	218,547
Statoil ASA	166,728	3,336,529
Telenor ASA	86,358	1,826,902
Yara International ASA	9,847	441,243

Total Norway		8,682,939
Portugal – 0.7%
CTT-Correios de Portugal S.A.	20,870	125,780
EDP – Energias de Portugal S.A.	181,354	682,853
Galp Energia, SGPS, S.A.	30,943	548,529
Jeronimo Martins, SGPS, S.A.	20,327	401,070
Navigator Co. S.A. (The)	49,395	240,820
REN – Redes Energeticas Nacionais, SGPS, S.A.	56,380	183,561
Sonae, SGPS, S.A.	135,626	163,704

Total Portugal		2,346,317
Singapore – 2.1%
Accordia Golf Trust	259,900	139,716
Bukit Sembawang Estates Ltd.	33,300	155,226
ComfortDelGro Corp., Ltd.	117,400	179,824
DBS Group Holdings Ltd.	43,700	670,006
Frasers Centrepoint Ltd.(a)	251,500	387,080
Hutchison Port Holdings Trust	936,823	402,834
Keppel Corp., Ltd.	69,900	334,071
M1 Ltd.(a)	65,600	85,988
Olam International Ltd.	105,000	156,191
Oversea-Chinese Banking Corp., Ltd.	73,447	603,607
SATS Ltd.	34,500	117,121
Singapore Airlines Ltd.	46,300	342,319
Singapore Exchange Ltd.	20,200	109,929
Singapore Post Ltd.(a)	137,500	126,569
Singapore Technologies Engineering Ltd.	138,600	351,106
Singapore Telecommunications Ltd.	698,200	1,892,099
StarHub Ltd.(a)	132,400	253,500
United Overseas Bank Ltd.	26,550	459,461

Total Singapore		6,766,647
Spain – 5.3%
Abertis Infraestructuras S.A.	40,714	823,058
Acciona S.A.	2,147	172,723
Acerinox S.A.(a)	12,301	177,415
ACS Actividades de Construccion y Servicios S.A.	11,126	412,417
Atresmedia Corp. de Medios de Comunicacion S.A.	12,979	136,406
Banco Bilbao Vizcaya Argentaria S.A.	195,107	1,743,985
Banco Santander S.A.	321,536	2,245,367
Bolsas y Mercados Espanoles SHMSF S.A.	3,081	106,357
CaixaBank S.A.	116,495	583,934
Cia de Distribucion Integral Logista Holdings S.A.	5,307	127,643
Distribuidora Internacional de Alimentacion S.A.	24,991	$145,801
Enagas S.A.	13,778	388,070
Endesa S.A.	60,393	1,361,890
Ferrovial S.A.	28,206	621,053
Gas Natural SDG S.A.	43,323	959,284
Iberdrola S.A.	237,276	1,843,496
Mapfre S.A.	89,810	292,401
Mediaset Espana Comunicacion S.A.	17,099	193,108
Red Electrica Corp. S.A.	19,947	419,276
Repsol S.A.	65,753	1,211,860
Saeta Yield S.A.	9,993	114,121
Telefonica S.A.	262,893	2,856,800
Zardoya Otis S.A.	21,869	241,989

Total Spain		17,178,454
Sweden – 2.4%
Axfood AB	9,013	154,259
Clas Ohlson AB Class B	5,527	102,247
Holmen AB Class B	2,761	128,979
ICA Gruppen AB	6,402	240,084
JM AB	3,388	106,218
Kinnevik AB Class B	6,503	211,605
Modern Times Group MTG AB Class B	4,130	149,265
NetEnt AB*	10,487	81,199
Nordea Bank AB	137,367	1,857,960
Peab AB	13,401	147,598
Skandinaviska Enskilda Banken AB Class A	71,310	937,422
Skanska AB Class B	20,211	467,245
SKF AB Class B	15,799	343,568
Swedbank AB Class A	44,458	1,226,600
Tele2 AB Class B	32,703	373,412
Telia Co. AB	271,564	1,276,250

Total Sweden		7,803,911
Switzerland – 7.9%
ABB Ltd. Registered Shares	70,488	1,743,988
Ascom Holding AG Registered Shares	5,190	114,249
Baloise Holding AG Registered Shares	1,574	249,211
Credit Suisse Group AG Registered Shares*	69,355	1,098,814
Kuehne + Nagel International AG Registered Shares	4,055	751,407
LafargeHolcim Ltd. Registered Shares*	21,627	1,265,077
Mobilezone Holding AG Registered Shares	10,422	131,406
Novartis AG Registered Shares	90,734	7,773,717
Oriflame Holding AG	2,239	76,148
Roche Holding AG Genusschein	23,061	5,891,566
SGS S.A. Registered Shares	260	624,204
Sunrise Communications Group AG*(b)	2,659	219,293
Swiss Re AG	12,016	1,089,090
Swisscom AG Registered Shares	2,385	1,223,064
UBS Group AG Registered Shares*	91,572	1,566,263
VAT Group AG*(b)	1,371	189,866
Zurich Insurance Group AG	5,279	1,611,633

Total Switzerland		25,618,996

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

Investments	Shares	Value
United Kingdom – 21.6%
Admiral Group PLC	9,729	$237,171
Aggreko PLC	11,630	146,516
Ashmore Group PLC	27,693	126,027
AstraZeneca PLC	50,942	3,386,560
Aviva PLC	111,864	772,174
Babcock International Group PLC	24,081	267,351
BAE Systems PLC	105,273	891,927
Barratt Developments PLC	58,396	481,442
BBA Aviation PLC	51,096	204,562
BCA Marketplace PLC	53,276	156,894
Beazley PLC	20,787	133,727
Bellway PLC	5,826	257,708
Berkeley Group Holdings PLC	8,778	437,751
BHP Billiton PLC	76,185	1,343,598
Booker Group PLC	98,557	271,069
Bovis Homes Group PLC	10,067	147,760
BP PLC	1,312,894	8,407,372
British American Tobacco PLC	57,053	3,576,189
Britvic PLC	17,240	174,748
BT Group PLC	486,328	1,852,396
Capita PLC	44,009	333,602
Card Factory PLC	40,108	165,791
Central Asia Metals PLC(a)	32,101	99,918
Centrica PLC	336,727	844,809
Crest Nicholson Holdings PLC	16,051	119,088
Dairy Crest Group PLC(a)	15,229	125,555
Direct Line Insurance Group PLC	39,882	194,554
Dixons Carphone PLC	56,079	145,511
DS Smith PLC	35,508	234,814
Dunelm Group PLC	16,378	155,463
easyJet PLC	17,840	291,289
Elementis PLC	38,689	140,616
Essentra PLC	12,345	91,509
esure Group PLC	21,948	83,128
Fidessa Group PLC	2,886	87,004
G4S PLC	50,511	188,599
Galliford Try PLC	9,749	176,969
Games Workshop Group PLC	4,834	127,700
GlaxoSmithKline PLC	234,391	4,680,895
HSBC Holdings PLC	683,332	6,757,676
Imperial Brands PLC	42,506	1,815,777
Inmarsat PLC	24,278	209,605
Investec PLC	20,543	150,210
ITV PLC	287,878	674,746
J Sainsbury PLC	90,513	288,898
Jupiter Fund Management PLC	24,699	182,919
Kcom Group PLC	90,323	119,970
Kingfisher PLC	94,129	376,970
Legal & General Group PLC	203,948	711,156
Lloyds Banking Group PLC	1,583,545	1,438,966
Man Group PLC	74,655	168,170
Marks & Spencer Group PLC	92,096	436,663
Meggitt PLC	38,553	269,485
National Express Group PLC	33,602	$159,546
National Grid PLC	156,012	1,935,312
NEX Group PLC	16,796	149,177
Next PLC	6,043	426,459
Old Mutual PLC	105,026	273,644
Pagegroup PLC	22,194	148,258
PayPoint PLC	8,198	104,984
Pearson PLC	61,661	506,292
Pennon Group PLC	19,659	210,213
Persimmon PLC	18,134	628,187
Rio Tinto PLC	57,759	2,691,309
Royal Dutch Shell PLC Class A	311,353	9,392,584
Royal Mail PLC	61,310	316,030
Saga PLC	44,574	118,649
Schroders PLC Non-Voting Shares	3,728	121,741
Severn Trent PLC	8,767	255,594
SSE PLC	59,753	1,119,941
Standard Life Aberdeen PLC	116,806	679,350
SThree PLC	19,778	93,337
Stock Spirits Group PLC	18,166	58,494
TalkTalk Telecom Group PLC(a)	106,232	298,877
Tate & Lyle PLC	20,593	179,171
Telecom Plus PLC	5,656	82,410
United Utilities Group PLC	29,529	338,532
Vodafone Group PLC	1,591,196	4,457,520
William Hill PLC	53,793	182,161

Total United Kingdom		70,088,739
TOTAL COMMON STOCKS (Cost: $307,994,586)		323,970,488
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $3,859,071)(d)	3,859,071	3,859,071
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $311,853,657)		327,829,559
Other Assets less Liabilities – (0.9)%		(2,802,483)

NET ASSETS – 100.0%		$325,027,076

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,856,900 and the total market value of the collateral held by the Fund was $5,236,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,377,356.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/3/2017	43,148	USD	55,000	AUD	$—	$(8)
Bank of Montreal	10/3/2017	14,785	USD	115,500	HKD	—	(2)
						$—	$(10)

CURRENCY LEGEND

AUD – Australian dollar

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 6.3%
Australia & New Zealand Banking Group Ltd.	134,994	$3,135,321
BHP Billiton Ltd.	91,238	1,845,587
Commonwealth Bank of Australia	74,515	4,399,730
CSL Ltd.	6,722	706,561
Macquarie Group Ltd.	15,902	1,134,454
National Australia Bank Ltd.	143,349	3,543,081
Rio Tinto Ltd.	16,424	857,378
Telstra Corp., Ltd.	871,907	2,387,654
Wesfarmers Ltd.	57,159	1,853,642
Westpac Banking Corp.	171,572	4,297,196
Woodside Petroleum Ltd.	30,299	691,826
Woolworths Ltd.	29,265	578,892

Total Australia		25,431,322
Austria – 0.2%
Erste Group Bank AG*	11,152	481,805
OMV AG	9,034	526,417

Total Austria		1,008,222
Belgium – 2.1%
Anheuser-Busch InBev S.A.	61,373	7,349,834
KBC Group N.V.	13,900	1,178,215

Total Belgium		8,528,049
China – 2.7%
China Mobile Ltd.	674,986	6,839,994
China Overseas Land & Investment Ltd.	290,000	943,065
CITIC Ltd.	782,273	1,155,778
CNOOC Ltd.	1,739,529	2,244,927

Total China		11,183,764
Denmark – 1.3%
Coloplast A/S Class B	5,149	417,986
Danske Bank A/S	30,731	1,229,279
DONG Energy A/S(a)	9,528	545,512
Novo Nordisk A/S Class B	55,493	2,653,523
Vestas Wind Systems A/S	3,865	346,909

Total Denmark		5,193,209
Finland – 0.9%
Kone Oyj Class B	15,444	817,953
Nokia Oyj	179,232	1,076,391
Sampo Oyj Class A	22,308	1,179,378
UPM-Kymmene Oyj	20,011	542,455

Total Finland		3,616,177
France – 13.7%
Aeroports de Paris	2,011	325,229
Air Liquide S.A.	9,279	1,237,922
Airbus SE	14,889	1,415,358
AXA S.A.	95,085	2,876,557
BNP Paribas S.A.	43,149	3,481,482
Bouygues S.A.	14,877	706,141
Capgemini SE	3,387	397,047
Carrefour S.A.	24,068	486,407
Christian Dior SE	3,011	$964,474
Cie de Saint-Gobain	14,920	889,329
Cie Generale des Etablissements Michelin	4,844	707,232
CNP Assurances	22,385	524,772
Credit Agricole S.A.	99,642	1,811,713
Danone S.A.	16,942	1,329,313
Electricite de France S.A.	221,871	2,695,089
Engie S.A.	175,659	2,984,131
Essilor International S.A.	2,931	362,961
Hermes International	959	483,592
Kering	2,414	961,883
L’Oreal S.A.	9,726	2,068,503
Legrand S.A.	6,515	470,440
LVMH Moet Hennessy Louis Vuitton SE	9,538	2,632,340
Natixis S.A.	146,891	1,175,641
Orange S.A.	105,730	1,732,416
Pernod Ricard S.A.	4,274	591,421
Peugeot S.A.	22,428	534,264
Publicis Groupe S.A.	6,718	469,294
Renault S.A.	11,432	1,123,224
Safran S.A.	9,161	936,156
Sanofi	44,491	4,418,694
Schneider Electric SE*	16,368	1,424,758
Societe Generale S.A.	30,708	1,798,268
Sodexo S.A.	4,090	510,113
Thales S.A.	3,299	373,549
TOTAL S.A.	134,965	7,251,002
Unibail-Rodamco SE	3,514	854,737
Valeo S.A.	5,304	393,655
Vinci S.A.	15,969	1,517,835
Vivendi S.A.	31,300	792,601

Total France		55,709,543
Germany – 9.5%
adidas AG	2,601	588,536
Allianz SE Registered Shares	16,617	3,731,493
BASF SE	31,468	3,349,619
Bayer AG Registered Shares	19,118	2,605,929
Bayerische Motoren Werke AG	25,371	2,574,349
Continental AG	4,417	1,121,376
Covestro AG(a)	4,623	397,601
Daimler AG Registered Shares	54,202	4,323,314
Deutsche Bank AG Registered Shares	22,256	384,930
Deutsche Boerse AG	5,187	562,372
Deutsche Post AG Registered Shares	41,478	1,846,913
Deutsche Telekom AG Registered Shares	167,745	3,130,292
E.ON SE	47,265	535,075
Evonik Industries AG	16,086	574,689
Fresenius Medical Care AG & Co. KGaA	3,767	368,603
Fresenius SE & Co. KGaA	4,863	392,372
HeidelbergCement AG	4,336	445,810
Henkel AG & Co. KGaA	3,938	479,284
Infineon Technologies AG	16,213	407,682
Innogy SE(a)	25,409	1,131,100

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2017

Investments	Shares	Value
Linde AG	4,111	$857,551
MAN SE	3,970	448,166
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,385	1,365,495
SAP SE	17,200	1,884,743
Siemens AG Registered Shares	24,398	3,438,121
Telefonica Deutschland Holding AG	176,072	988,307
Volkswagen AG	4,421	748,697

Total Germany		38,682,419
Hong Kong – 2.8%
AIA Group Ltd.	145,800	1,075,202
BOC Hong Kong Holdings Ltd.	303,715	1,475,666
CLP Holdings Ltd.	81,000	830,150
Galaxy Entertainment Group Ltd.	47,000	330,956
Hang Seng Bank Ltd.	56,795	1,384,481
Henderson Land Development Co., Ltd.	101,606	673,193
Hong Kong & China Gas Co., Ltd.	292,891	550,481
Hong Kong Exchanges & Clearing Ltd.	22,200	596,874
I-CABLE Communications Ltd.*	33,210	1,084
MTR Corp., Ltd.	154,500	901,993
Power Assets Holdings Ltd.	75,500	653,920
Sun Hung Kai Properties Ltd.	74,442	1,209,455
Swire Properties Ltd.	140,000	474,990
Wharf Holdings Ltd. (The)	86,000	766,333
Wheelock & Co., Ltd.	37,000	260,303

Total Hong Kong		11,185,081
Ireland – 0.2%
CRH PLC	18,166	693,133
Israel – 0.2%
Teva Pharmaceutical Industries Ltd.	48,756	852,395
Italy – 3.4%
Assicurazioni Generali SpA	72,970	1,359,538
Atlantia SpA	33,275	1,050,709
Enel SpA	531,958	3,204,146
Eni SpA	216,733	3,587,103
Intesa Sanpaolo SpA	900,561	3,185,411
Luxottica Group SpA	8,146	455,412
Snam SpA	192,201	926,148

Total Italy		13,768,467
Japan – 14.0%
Asahi Group Holdings Ltd.	7,900	319,748
Astellas Pharma, Inc.	59,900	761,754
Bridgestone Corp.	25,000	1,134,011
Canon, Inc.	54,100	1,847,950
Chugai Pharmaceutical Co., Ltd.	9,100	377,533
Dai-ichi Life Holdings, Inc.	22,600	405,360
Daiichi Sankyo Co., Ltd.	23,900	538,873
Daikin Industries Ltd.	4,400	445,414
Daiwa House Industry Co., Ltd.	15,500	534,958
Denso Corp.	21,300	1,077,252
East Japan Railway Co.	6,300	581,224
Eisai Co., Ltd.	8,900	456,682
FANUC Corp.	3,800	$769,351
Fast Retailing Co., Ltd.	1,000	294,852
FUJIFILM Holdings Corp.	12,400	481,062
Hitachi Ltd.	107,000	753,701
Honda Motor Co., Ltd.	57,600	1,704,999
Hoya Corp.	7,800	420,957
ITOCHU Corp.	59,500	974,179
Japan Post Holdings Co., Ltd.(b)	141,000	1,664,718
Japan Tobacco, Inc.	66,209	2,169,225
JXTG Holdings, Inc.	101,200	520,452
Kao Corp.	9,300	546,937
KDDI Corp.	76,300	2,011,123
Kirin Holdings Co., Ltd.	17,800	418,731
Komatsu Ltd.	23,300	662,580
Kubota Corp.	24,000	436,121
Mitsubishi Corp.	58,400	1,356,951
Mitsubishi Electric Corp.	42,400	662,188
Mitsubishi UFJ Financial Group, Inc.	291,900	1,894,828
Mitsui & Co., Ltd.	65,300	964,722
Mitsui Fudosan Co., Ltd.	14,000	303,469
Mizuho Financial Group, Inc.	754,498	1,321,117
MS&AD Insurance Group Holdings, Inc.	17,100	550,378
Murata Manufacturing Co., Ltd.	3,300	484,893
Nintendo Co., Ltd.	2,000	738,418
Nippon Steel & Sumitomo Metal Corp.	17,600	403,941
Nippon Telegraph & Telephone Corp.	49,500	2,267,770
Nissan Motor Co., Ltd.	197,200	1,952,467
Nomura Holdings, Inc.	89,800	502,590
NTT DOCOMO, Inc.	119,500	2,728,866
Otsuka Holdings Co., Ltd.	12,800	508,407
Panasonic Corp.	44,700	647,478
Recruit Holdings Co., Ltd.	21,300	461,139
Secom Co., Ltd.	5,100	371,609
Seven & I Holdings Co., Ltd.	18,600	717,958
Shin-Etsu Chemical Co., Ltd.	7,700	688,154
SoftBank Group Corp.	6,500	524,550
Sompo Holdings, Inc.	8,200	318,923
Subaru Corp.	31,500	1,136,144
Sumitomo Corp.	45,200	649,902
Sumitomo Mitsui Financial Group, Inc.	40,300	1,546,626
Takeda Pharmaceutical Co., Ltd.	27,400	1,512,580
Tokio Marine Holdings, Inc.	18,900	739,109
Tokyo Electron Ltd.	3,900	598,694
Toyota Motor Corp.	121,700	7,254,537
Yahoo Japan Corp.(b)	118,400	561,681

Total Japan		56,679,836
Netherlands – 2.1%
ABN AMRO Group N.V. CVA(a)	27,942	837,057
Akzo Nobel N.V.	5,863	541,468
ASML Holding N.V.	4,964	845,349
Heineken Holding N.V.	3,960	372,180
Heineken N.V.	9,824	971,505
ING Groep N.V.	142,480	2,627,660

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2017

Investments	Shares	Value
Koninklijke Ahold Delhaize N.V.	36,190	$676,840
Koninklijke Philips N.V.	25,556	1,055,315
Steinhoff International Holdings N.V.	147,526	657,856

Total Netherlands		8,585,230
Norway – 1.6%
DNB ASA	53,312	1,074,906
Statoil ASA(b)	170,384	3,409,692
Telenor ASA	88,451	1,871,180

Total Norway		6,355,778
Singapore – 1.2%
DBS Group Holdings Ltd.	57,600	883,119
Oversea-Chinese Banking Corp., Ltd.	110,055	904,462
Singapore Telecommunications Ltd.	770,100	2,086,946
United Overseas Bank Ltd.	38,886	672,942
Wilmar International Ltd.	127,500	298,575

Total Singapore		4,846,044
Spain – 4.8%
Abertis Infraestructuras S.A.	46,081	931,556
Aena SME S.A.(a)	3,330	601,335
Amadeus IT Group S.A.	11,815	768,083
Banco Bilbao Vizcaya Argentaria S.A.	262,146	2,343,221
Banco Santander S.A.	415,658	2,902,644
CaixaBank S.A.	168,805	846,139
Endesa S.A.	65,117	1,468,418
Ferrovial S.A.	30,360	668,481
Gas Natural SDG S.A.	47,310	1,047,566
Iberdrola S.A.	266,970	2,074,201
Industria de Diseno Textil S.A.	55,963	2,109,493
Repsol S.A.	56,755	1,046,022
Telefonica S.A.	247,268	2,687,006

Total Spain		19,494,165
Sweden – 2.8%
Assa Abloy AB Class B	18,932	431,414
Atlas Copco AB Class A	21,637	914,271
Hennes & Mauritz AB Class B	31,514	814,650
Nordea Bank AB	187,785	2,539,889
Sandvik AB	29,230	503,141
Skandinaviska Enskilda Banken AB Class A	87,378	1,148,647
Svenska Handelsbanken AB Class A	65,239	982,300
Swedbank AB Class A	55,134	1,521,152
Telefonaktiebolaget LM Ericsson Class B	58,174	333,335
Telia Co. AB	286,346	1,345,719
Volvo AB Class B	42,410	815,742

Total Sweden		11,350,260
Switzerland – 9.5%
ABB Ltd. Registered Shares	70,552	1,745,571
Cie Financiere Richemont S.A. Registered Shares	11,564	1,057,683
Credit Suisse Group AG Registered Shares*	76,590	1,213,440
EMS-Chemie Holding AG Registered Shares	598	398,008
Geberit AG Registered Shares	968	458,289
Givaudan S.A. Registered Shares	292	635,845
Kuehne + Nagel International AG Registered Shares	4,364	$808,666
LafargeHolcim Ltd. Registered Shares*	22,248	1,301,402
Nestle S.A. Registered Shares	90,077	7,549,860
Novartis AG Registered Shares	93,583	8,017,808
Partners Group Holding AG	638	433,202
Roche Holding AG Bearer Shares	5,112	1,302,303
Roche Holding AG Genusschein	23,972	6,124,306
SGS S.A. Registered Shares	246	590,593
Swiss Re AG	16,108	1,459,975
Swisscom AG Registered Shares	2,580	1,323,063
UBS Group AG Registered Shares*	119,116	2,037,381
Zurich Insurance Group AG	7,220	2,204,204

Total Switzerland		38,661,599
United Kingdom – 20.2%
Associated British Foods PLC	10,033	429,802
AstraZeneca PLC	52,792	3,509,546
Aviva PLC	140,088	966,998
BAE Systems PLC	114,587	970,840
Barclays PLC	184,371	478,273
BHP Billiton PLC	76,010	1,340,511
BP PLC	1,347,757	8,630,624
British American Tobacco PLC	60,682	3,803,662
BT Group PLC	509,395	1,940,257
Coca-Cola European Partners PLC	9,615	403,239
Compass Group PLC	43,627	926,564
Diageo PLC	67,700	2,228,052
GlaxoSmithKline PLC	236,662	4,726,248
HSBC Holdings PLC	935,204	9,248,513
Imperial Brands PLC	45,237	1,932,440
Legal & General Group PLC	258,972	903,022
Lloyds Banking Group PLC	2,164,737	1,967,095
National Grid PLC	169,731	2,105,495
Prudential PLC	52,929	1,268,633
Reckitt Benckiser Group PLC	15,173	1,386,912
RELX N.V.	27,794	591,774
RELX PLC	25,670	563,785
Rio Tinto PLC	61,341	2,858,214
Royal Dutch Shell PLC Class A	318,024	9,593,829
Royal Dutch Shell PLC Class B	273,452	8,417,989
Smith & Nephew PLC	19,720	356,645
SSE PLC	66,467	1,245,781
Unilever N.V. CVA	44,630	2,640,188
Unilever PLC	35,425	2,052,732
Vodafone Group PLC	1,666,079	4,667,295

Total United Kingdom		82,154,958
TOTAL COMMON STOCKS (Cost: $364,853,751)		403,979,651
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(c) (Cost: $786,085)	12,397	822,293

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $1,791,492)(e)	1,791,492	$1,791,492
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $367,431,328)		406,593,436
Other Assets less Liabilities – (0.1)%		(406,416)

NET ASSETS – 100.0%		$406,187,020

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $2,134,922 and the total market value of the collateral held by the Fund was $2,362,770. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $571,278.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/3/2017	3,600	USD	3,050	EUR	$—	$(6)
Bank of Montreal	10/3/2017	6,697	USD	5,000	GBP	—	(11)
Citibank N.A.	10/3/2017	15,677	USD	20,000	AUD	—	(16)
Standard Chartered Bank	10/4/2017	28,164	USD	220,000	HKD	—	(3)
State Street Bank and Trust	10/3/2017	6,156	USD	8,350	SGD	7	—
						$7	$(36)

CURRENCY LEGEND

AUD – Australian dollar

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 8.4%
AGL Energy Ltd.	39,879	$731,272
Alumina Ltd.	231,315	399,303
Amcor Ltd.	73,051	871,829
AMP Ltd.	280,483	1,062,991
Aristocrat Leisure Ltd.	18,097	298,196
ASX Ltd.	13,156	541,227
Aurizon Holdings Ltd.	177,448	682,249
Bank of Queensland Ltd.	44,985	458,161
Bendigo & Adelaide Bank Ltd.	51,968	473,417
Boral Ltd.	60,902	323,516
Brambles Ltd.	84,001	593,202
Caltex Australia Ltd.	16,495	415,464
Challenger Ltd.	30,948	302,328
CIMIC Group Ltd.	17,205	596,831
Coca-Cola Amatil Ltd.	78,934	478,762
Cochlear Ltd.	2,175	271,710
Computershare Ltd.	28,555	324,210
Crown Resorts Ltd.	72,959	647,466
Downer EDI Ltd.	34,138	181,344
Fortescue Metals Group Ltd.	388,575	1,567,162
Harvey Norman Holdings Ltd.(a)	182,025	554,164
Incitec Pivot Ltd.	76,097	214,954
Insurance Australia Group Ltd.	157,746	788,449
Magellan Financial Group Ltd.	10,773	207,606
Medibank Pvt Ltd.	190,455	436,366
Newcrest Mining Ltd.	17,192	283,553
Orica Ltd.	15,594	241,902
Qantas Airways Ltd.	93,853	429,331
QBE Insurance Group Ltd.	98,152	770,920
Qube Holdings Ltd.(a)	66,179	128,261
Ramsay Health Care Ltd.	7,529	367,927
REA Group Ltd.	4,287	225,374
Seek Ltd.	18,478	240,824
Sonic Healthcare Ltd.	25,920	425,270
South32 Ltd.	234,272	601,096
Star Entertainment Grp Ltd. (The)	52,853	217,309
Suncorp Group Ltd.	108,716	1,113,217
Tabcorp Holdings Ltd.	80,012	268,077
Tatts Group Ltd.	118,704	370,701
TPG Telecom Ltd.(a)	51,368	196,290
Treasury Wine Estates Ltd.	30,070	323,008
Washington H Soul Pattinson & Co., Ltd.(a)	15,717	196,454

Total Australia		19,821,693
Austria – 0.8%
Andritz AG	6,248	361,231
Lenzing AG	1,387	201,192
Oesterreichische Post AG	6,735	311,000
Telekom Austria AG*	41,333	375,030
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,562	164,451
Voestalpine AG	9,772	498,431

Total Austria		1,911,335

Belgium – 2.4%
Ackermans & van Haaren N.V.	1,277	$223,959
Ageas	18,025	847,252
Bekaert S.A.	2,855	136,965
bpost S.A.	22,590	671,653
Colruyt S.A.(a)	7,872	403,287
Elia System Operator S.A./N.V.	4,492	260,159
Melexis N.V.	2,925	282,859
Proximus SADP	31,545	1,087,262
Solvay S.A.	5,207	778,082
UCB S.A.	7,052	502,130
Umicore S.A.	5,374	444,656

Total Belgium		5,638,264
China – 2.7%
Beijing Enterprises Holdings Ltd.	67,200	361,350
China Everbright International Ltd.	211,000	264,739
China Jinmao Holdings Group Ltd.	759,242	382,017
China Power International Development Ltd.	753,000	247,764
China Resources Pharmaceutical Group Ltd.(b)	119,000	141,386
China Resources Power Holdings Co., Ltd.	484,000	873,725
CSPC Pharmaceutical Group Ltd.	172,000	288,036
Fosun International Ltd.	285,500	601,653
Guangdong Investment Ltd.	478,208	682,044
Lenovo Group Ltd.	1,126,000	621,335
Shanghai Industrial Holdings Ltd.	74,500	225,578
Shenzhen Investment Ltd.	590,000	267,402
Sino-Ocean Group Holding Ltd.	748,964	499,584
Sun Art Retail Group Ltd.	589,000	546,718
Yangzijiang Shipbuilding Holdings Ltd.	226,600	238,623

Total China		6,241,954
Denmark – 1.4%
Chr Hansen Holding A/S	4,383	375,996
DSV A/S	3,131	236,909
H. Lundbeck A/S	2,991	172,623
ISS A/S	10,236	411,730
Jyske Bank A/S Registered Shares	3,854	222,431
Novozymes A/S Class B	6,472	332,195
Pandora A/S	3,594	354,844
TDC A/S	43,063	252,366
Tryg A/S	41,289	953,711

Total Denmark		3,312,805
Finland – 3.0%
Amer Sports Oyj*	7,133	189,228
Cargotec Oyj Class B	1,959	123,092
Elisa Oyj	12,554	540,521
Fortum Oyj	124,238	2,480,703
Huhtamaki Oyj	3,896	157,290
Kesko Oyj Class B	6,857	367,785
Konecranes Oyj	4,042	179,478
Metso Oyj	10,992	403,356
Neste Oyj	17,993	785,975
Nokian Renkaat Oyj	9,864	438,811
Orion Oyj Class B	5,876	272,724

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

Stora Enso Oyj Class R	39,634	$559,921
Valmet Oyj	7,277	143,066
Wartsila Oyj Abp	5,827	412,632

Total Finland		7,054,582
France – 6.9%
Accor S.A.	13,359	663,859
Amundi S.A.(b)	12,996	1,080,387
Arkema S.A.	3,273	401,444
Bollore S.A.	87,938	439,648
Bureau Veritas S.A.	21,985	567,506
Casino Guichard Perrachon S.A.	11,566	686,127
Cie Plastic Omnium S.A.	4,184	179,032
Edenred	11,064	300,837
Eiffage S.A.	4,174	432,262
Elior Group S.A.(b)	5,700	150,943
Eurazeo S.A.	3,844	343,691
Eutelsat Communications S.A.	19,181	568,255
Faurecia	5,024	348,819
Fonciere Des Regions	5,957	618,953
Groupe Eurotunnel SE Registered Shares	25,972	313,182
Havas S.A.(a)	26,213	286,679
ICADE	6,736	600,990
Imerys S.A.	3,951	357,088
Ingenico Group S.A.	2,304	218,448
Ipsen S.A.	1,997	265,478
JCDecaux S.A.	8,432	315,796
Klepierre S.A.	24,787	973,158
Lagardere SCA	12,456	417,099
Metropole Television S.A.	9,278	214,598
Nexity S.A.*	4,743	289,891
Orpea	1,481	175,434
Remy Cointreau S.A.	1,969	233,240
Rexel S.A.	14,533	251,528
Rubis SCA	5,712	364,174
SCOR SE	16,524	692,992
SEB S.A.	1,366	250,630
Societe BIC S.A.	2,659	318,748
SPIE S.A.	7,829	215,467
Suez	40,081	731,842
Teleperformance	1,796	268,164
Veolia Environnement S.A.	44,354	1,025,109
Vicat S.A.	2,156	164,552
Wendel S.A.	1,962	317,884
Zodiac Aerospace	6,962	201,358

Total France		16,245,292
Germany – 5.8%
Aurubis AG	1,311	106,228
Axel Springer SE	7,472	480,272
Brenntag AG	5,522	307,572
CECONOMY AG	21,117	248,721
CTS Eventim AG & Co. KGaA	5,164	225,453
Deutsche Lufthansa AG Registered Shares	25,619	712,042
Deutsche Wohnen SE Bearer Shares	13,172	559,344

DMG MORI AG	4,242	$263,282
Drillisch AG	3,793	266,085
Duerr AG	1,936	258,971
Fielmann AG	4,207	364,608
Fraport AG Frankfurt Airport Services Worldwide	4,379	415,908
Freenet AG	14,338	479,526
Fuchs Petrolub SE	3,097	159,009
GEA Group AG	7,968	362,567
Hannover Rueck SE	9,088	1,095,333
Hella KGaA Hueck & Co.	5,437	320,577
Hochtief AG	2,393	403,840
Hugo Boss AG(a)	4,802	423,442
K+S AG Registered Shares	5,763	157,040
KION Group AG	3,101	296,836
LANXESS AG	2,059	162,504
LEG Immobilien AG	3,488	352,931
MTU Aero Engines AG	1,965	313,492
OSRAM Licht AG	3,697	295,059
ProSiebenSat.1 Media SE	22,390	763,246
Rheinmetall AG	1,782	200,893
Stroeer SE & Co. KGaA	2,284	149,426
Suedzucker AG	7,667	164,737
Symrise AG	3,312	251,646
Talanx AG	17,459	705,992
TUI AG	53,532	909,256
Uniper SE	22,591	619,604
United Internet AG Registered Shares	7,643	475,902
Wacker Chemie AG	1,869	268,016

Total Germany		13,539,360
Hong Kong – 2.3%
Bank of East Asia Ltd. (The)	85,122	367,812
Dah Sing Banking Group Ltd.	60,400	132,698
Hang Lung Group Ltd.	56,000	201,109
Hang Lung Properties Ltd.	308,000	731,089
Hopewell Holdings Ltd.	76,162	296,430
Hysan Development Co., Ltd.	70,000	329,356
New World Development Co., Ltd.	715,642	1,028,013
PCCW Ltd.	916,543	496,367
Sino Land Co., Ltd.	405,046	711,490
SJM Holdings Ltd.	311,000	284,693
Swire Pacific Ltd. Class A	45,000	436,709
Swire Pacific Ltd. Class B	120,000	208,022
Techtronic Industries Co., Ltd.	55,500	296,305

Total Hong Kong		5,520,093
Ireland – 0.5%
DCC PLC	2,921	283,929
Kingspan Group PLC	4,450	189,283
Paddy Power Betfair PLC	3,156	314,973
Smurfit Kappa Group PLC	13,843	433,677

Total Ireland		1,221,862
Israel – 0.9%
Azrieli Group Ltd.	4,712	261,704
Bank Hapoalim BM	61,166	428,193

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

Bezeq Israeli Telecommunication Corp., Ltd.	379,304	$542,338
Elbit Systems Ltd.	1,629	239,467
Israel Chemicals Ltd.	81,609	362,234
Mizrahi Tefahot Bank Ltd.	9,585	171,833

Total Israel		2,005,769
Italy – 3.9%
A2A SpA	218,911	376,549
ACEA SpA	18,181	281,995
Azimut Holding SpA	14,631	316,531
Banca Generali SpA	9,582	332,472
Banca Mediolanum SpA	68,502	599,274
Brembo SpA	11,469	194,160
De’ Longhi SpA	8,340	268,574
FinecoBank Banca Fineco SpA	44,623	395,650
Hera SpA	122,849	386,317
Industria Macchine Automatiche SpA	1,903	180,765
Infrastrutture Wireless Italiane SpA(b)	39,408	260,893
Iren SpA	85,456	229,329
Italgas SpA	68,925	387,045
Leonardo SpA	10,810	202,556
Mediobanca SpA	49,334	529,569
Poste Italiane SpA(b)	140,270	1,033,103
Prysmian SpA	9,261	312,904
Recordati SpA	9,678	446,212
Salvatore Ferragamo SpA	6,744	189,353
Terna Rete Elettrica Nazionale SpA	153,442	896,474
Unione di Banche Italiane SpA	57,177	296,470
Unipol Gruppo Finanziario SpA	70,952	325,284
UnipolSai Assicurazioni SpA	288,423	673,764

Total Italy		9,115,243
Japan – 23.4%
ABC-Mart, Inc.	3,978	209,917
Aeon Co., Ltd.	33,800	499,200
Air Water, Inc.	7,400	136,476
Aisin Seiki Co., Ltd.	12,900	679,581
Ajinomoto Co., Inc.	16,300	317,992
Alfresa Holdings Corp.	9,900	181,087
Amada Holdings Co., Ltd.	27,800	305,006
ANA Holdings, Inc.	12,000	454,031
Aozora Bank Ltd.	10,900	414,445
Asahi Glass Co., Ltd.	10,428	386,771
Asahi Kasei Corp.	64,000	787,456
Bandai Namco Holdings, Inc.	9,600	329,196
Benesse Holdings, Inc.	5,400	194,767
Brother Industries Ltd.	12,100	281,418
Canon Marketing Japan, Inc.	6,900	164,830
Casio Computer Co., Ltd.(a)	12,500	175,898
Chiba Bank Ltd. (The)	39,000	278,906
Chubu Electric Power Co., Inc.	33,000	409,550
Chugoku Electric Power Co., Inc. (The)(a)	25,400	269,649
Concordia Financial Group Ltd.	66,400	328,033
Dai Nippon Printing Co., Ltd.	22,479	537,787
Daicel Corp.	16,700	201,174

Daito Trust Construction Co., Ltd.	4,620	$841,381
Daiwa Securities Group, Inc.	127,000	719,025
DIC Corp.	5,000	181,007
Disco Corp.	1,800	366,029
Electric Power Development Co., Ltd.	9,500	238,502
FamilyMart UNY Holdings Co., Ltd.	4,900	258,135
Fuji Electric Co., Ltd.	30,876	171,160
Fukuoka Financial Group, Inc.	46,000	212,499
Hachijuni Bank Ltd. (The)	26,900	167,998
Hakuhodo DY Holdings, Inc.	15,600	204,831
Hankyu Hanshin Holdings, Inc.	5,900	223,808
Haseko Corp.	13,800	183,894
Hikari Tsushin, Inc.	2,100	263,048
Hino Motors Ltd.	21,100	257,927
Hirose Electric Co., Ltd.	1,500	211,078
Hisamitsu Pharmaceutical Co., Inc.	3,000	143,917
Hitachi Chemical Co., Ltd.	9,300	254,879
Hitachi High-Technologies Corp.	5,700	206,601
Hitachi Metals Ltd.	14,800	205,897
Hulic Co., Ltd.	22,900	224,392
Idemitsu Kosan Co., Ltd.	6,300	177,697
Iida Group Holdings Co., Ltd.	17,300	308,300
Isuzu Motors Ltd.	39,800	527,178
Itochu Techno-Solutions Corp.	7,300	272,376
J. Front Retailing Co., Ltd.	12,400	171,297
Japan Airlines Co., Ltd.	18,900	639,375
Japan Exchange Group, Inc.	28,200	498,789
Japan Post Insurance Co., Ltd.	26,700	571,880
JFE Holdings, Inc.	20,600	402,154
JGC Corp.	8,100	131,036
JSR Corp.	11,400	216,526
JTEKT Corp.	16,600	229,759
Kajima Corp.	51,953	515,999
Kaken Pharmaceutical Co., Ltd.	2,500	127,038
Kansai Electric Power Co., Inc. (The)	29,900	382,366
Kawasaki Heavy Industries Ltd.	6,357	210,632
Kikkoman Corp.	6,800	209,017
Kintetsu Group Holdings Co., Ltd.	5,800	215,635
Koito Manufacturing Co., Ltd.	4,100	257,149
Konami Holdings Corp.	3,100	148,989
Konica Minolta, Inc.(a)	36,100	296,330
Kose Corp.	1,300	148,865
Kuraray Co., Ltd.	19,800	370,090
Kyowa Hakko Kirin Co., Ltd.	15,800	268,655
Kyushu Electric Power Co., Inc.	12,400	131,640
Lawson, Inc.	7,000	463,288
LIXIL Group Corp.	16,300	432,388
Mabuchi Motor Co., Ltd.	3,200	160,050
Makita Corp.	8,358	336,726
Marubeni Corp.	102,100	697,054
Marui Group Co., Ltd.(a)	12,300	176,034
Maruichi Steel Tube Ltd.	5,300	154,200
Mazda Motor Corp.	27,600	422,956
Mebuki Financial Group, Inc.	45,300	175,059

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

Medipal Holdings Corp.	9,700	$168,381
MEIJI Holdings Co., Ltd.	4,500	356,594
Mitsubishi Chemical Holdings Corp.	73,300	698,064
Mitsubishi Gas Chemical Co., Inc.	11,800	276,432
Mitsubishi Heavy Industries Ltd.	18,400	727,239
Mitsubishi Materials Corp.	4,400	152,054
Mitsubishi Motors Corp.	30,300	239,568
Mitsubishi Tanabe Pharma Corp.	23,900	547,790
Mitsui Chemicals, Inc.	10,400	315,977
Mixi, Inc.	4,800	231,546
NEC Corp.	10,261	278,021
NGK Insulators Ltd.	13,000	243,450
NGK Spark Plug Co., Ltd.	7,700	163,830
NH Foods Ltd.	7,000	192,467
Nifco, Inc.	2,700	164,785
Nippon Electric Glass Co., Ltd.	5,400	208,919
Nippon Express Co., Ltd.	4,900	319,078
Nippon Paint Holdings Co., Ltd.	6,500	220,872
Nissan Chemical Industries Ltd.	5,500	193,488
Nisshin Seifun Group, Inc.	13,900	232,768
Nissin Foods Holdings Co., Ltd.	4,400	267,366
Nitto Denko Corp.	6,100	508,419
NOK Corp.	6,600	147,755
Nomura Real Estate Holdings, Inc.	9,668	205,960
Nomura Research Institute Ltd.	11,910	464,486
NSK Ltd.	31,900	429,905
Obayashi Corp.	33,600	402,669
Obic Co., Ltd.	4,800	301,906
Odakyu Electric Railway Co., Ltd.	8,100	153,631
Oji Holdings Corp.	54,862	295,840
Olympus Corp.	6,000	203,083
Omron Corp.	7,100	361,418
Ono Pharmaceutical Co., Ltd.(a)	21,400	484,692
Oracle Corp.	5,468	429,415
Osaka Gas Co., Ltd.	20,400	379,130
Otsuka Corp.	5,100	326,665
Park24 Co., Ltd.	8,300	202,034
Pola Orbis Holdings, Inc.	8,900	269,218
Resona Holdings, Inc.	128,700	660,850
Ricoh Co., Ltd.	55,860	542,894
Rohm Co., Ltd.	4,400	376,813
Ryohin Keikaku Co., Ltd.	700	206,148
Sankyo Co., Ltd.	7,500	239,195
Santen Pharmaceutical Co., Ltd.	15,700	247,289
SBI Holdings, Inc.	18,000	270,884
SCSK Corp.	5,300	224,826
Sega Sammy Holdings, Inc.	16,073	224,464
Seibu Holdings, Inc.	9,200	157,086
Seiko Epson Corp.	20,900	505,581
Sekisui Chemical Co., Ltd.	20,800	409,108
Sekisui House Ltd.	44,100	742,999
Seven Bank Ltd.(a)	44,700	161,224
Shimamura Co., Ltd.	1,300	155,910
Shimano, Inc.	1,900	253,018

Shimizu Corp.	41,600	$460,847
Shiseido Co., Ltd.	6,400	255,966
Shizuoka Bank Ltd. (The)	25,000	224,759
Showa Shell Sekiyu K.K.	27,209	313,025
Skylark Co., Ltd.	11,100	163,988
Sojitz Corp.	65,400	180,690
Sony Financial Holdings, Inc.	23,909	392,094
Start Today Co., Ltd.	6,200	196,358
Sumitomo Chemical Co., Ltd.	77,000	480,887
Sumitomo Dainippon Pharma Co., Ltd.(a)	8,990	116,922
Sumitomo Electric Industries Ltd.	35,912	586,383
Sumitomo Heavy Industries Ltd.	7,100	284,467
Sumitomo Metal Mining Co., Ltd.	5,000	160,529
Sumitomo Mitsui Trust Holdings, Inc.	22,700	818,946
Sumitomo Realty & Development Co., Ltd.	6,000	181,495
Sumitomo Rubber Industries Ltd.	14,800	271,111
Sundrug Co., Ltd.	5,000	206,992
Sysmex Corp.	4,300	274,277
T&D Holdings, Inc.	25,951	376,591
Taiheiyo Cement Corp.	5,100	196,860
Taisei Corp.	10,175	533,325
Taiyo Nippon Sanso Corp.	16,300	192,881
TDK Corp.	4,600	312,211
Teijin Ltd.	9,900	195,071
Tobu Railway Co., Ltd.	6,000	164,705
Toho Co., Ltd.	7,300	254,542
Tohoku Electric Power Co., Inc.	23,000	292,391
Tokyo Gas Co., Ltd.	20,000	490,028
Tokyu Corp.	14,500	205,201
Tokyu Fudosan Holdings Corp.	29,300	176,740
Toppan Printing Co., Ltd.	29,000	287,514
Toray Industries, Inc.	47,500	460,589
Tosoh Corp.	16,000	360,467
TOTO Ltd.	6,300	265,287
Toyo Suisan Kaisha Ltd.	6,000	220,406
Toyoda Gosei Co., Ltd.	6,000	141,731
Toyota Boshoku Corp.	9,300	196,881
Toyota Tsusho Corp.	16,300	535,055
Trend Micro, Inc.	8,030	395,205
USS Co., Ltd.	14,200	286,359
West Japan Railway Co.	6,976	484,753
Yamada Denki Co., Ltd.(a)	48,900	267,166
Yamaha Corp.	6,500	239,639
Yamaha Motor Co., Ltd.	15,660	468,833
Yamato Holdings Co., Ltd.(a)	11,200	226,010
Yokogawa Electric Corp.	12,700	216,170
Yokohama Rubber Co., Ltd. (The)	8,800	181,371

Total Japan		54,862,627
Netherlands – 3.4%
Aalberts Industries N.V.	4,952	239,468
Aegon N.V.	217,180	1,265,264
ASR Nederland N.V.	11,544	461,893
Boskalis Westminster	7,662	267,891
Euronext N.V.(b)	4,436	270,026

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

EXOR N.V.	3,211	$203,658
GrandVision N.V.(b)	6,711	169,742
Koninklijke DSM N.V.	9,701	794,310
Koninklijke KPN N.V.	277,896	954,375
Koninklijke Vopak N.V.	6,667	292,451
NN Group N.V.	29,552	1,237,097
Philips Lighting N.V.(b)	9,446	381,355
Randstad Holding N.V.	12,901	798,266
Wolters Kluwer N.V.	13,178	609,062

Total Netherlands		7,944,858
New Zealand – 1.1%
Auckland International Airport Ltd.	69,517	323,635
Fisher & Paykel Healthcare Corp., Ltd.	26,757	247,199
Fletcher Building Ltd.	79,025	456,446
Mercury NZ Ltd.	125,196	306,809
Meridian Energy Ltd.	256,020	526,544
Ryman Healthcare Ltd.	27,475	184,118
Spark New Zealand Ltd.	247,960	654,263

Total New Zealand		2,699,014
Norway – 2.5%
Aker ASA Class A	7,775	319,388
Aker BP ASA	24,533	474,615
Gjensidige Forsikring ASA	40,690	708,470
Leroy Seafood Group ASA	36,240	231,955
Marine Harvest ASA*	67,232	1,330,231
Norsk Hydro ASA	100,620	731,869
Orkla ASA	63,417	650,876
Salmar ASA	12,942	365,809
Storebrand ASA	23,875	202,750
Yara International ASA	16,974	760,603

Total Norway		5,776,566
Portugal – 1.6%
EDP - Energias de Portugal S.A.	351,549	1,323,689
Galp Energia, SGPS, S.A.	55,149	977,631
Jeronimo Martins, SGPS, S.A.	42,663	841,780
Navigator Co. S.A. (The)	77,341	377,067
NOS, SGPS, S.A.	44,873	277,976

Total Portugal		3,798,143
Singapore – 2.9%
CapitaLand Ltd.	204,200	538,338
City Developments Ltd.	23,600	196,906
ComfortDelGro Corp., Ltd.	182,200	279,079
Frasers Centrepoint Ltd.	224,200	345,063
Global Logistic Properties Ltd.	198,700	482,868
Hutchison Port Holdings Trust	1,614,485	694,229
Jardine Cycle & Carriage Ltd.	17,211	498,605
Keppel Corp., Ltd.	94,800	453,074
Olam International Ltd.	174,900	260,170
SATS Ltd.	76,700	260,383
Sembcorp Industries Ltd.	69,100	150,621
SIA Engineering Co., Ltd.	63,536	163,291
Singapore Airlines Ltd.	94,361	697,658

Singapore Exchange Ltd.	77,000	$419,036
Singapore Technologies Engineering Ltd.	240,900	610,255
StarHub Ltd.(a)	237,594	454,909
UOL Group Ltd.	36,800	220,049

Total Singapore		6,724,534
Spain – 3.3%
Acciona S.A.	3,932	316,324
Acerinox S.A.(a)	15,451	222,847
ACS Actividades de Construccion y Servicios S.A.	20,793	770,752
Atresmedia Corp. de Medios de Comunicacion S.A.	19,983	210,016
Banco de Sabadell S.A.	295,795	617,550
Bankia S.A.	138,047	665,852
Bankinter S.A.	49,285	466,351
Bolsas y Mercados Espanoles SHMSF S.A.	6,912	238,604
Cia de Distribucion Integral Logista Holdings S.A.	9,618	231,331
Distribuidora Internacional de Alimentacion S.A.	45,383	264,772
Ebro Foods S.A.(a)	10,532	249,641
Enagas S.A.	22,465	632,747
Grupo Catalana Occidente S.A.	5,675	239,041
Mapfre S.A.	255,695	832,486
Mediaset Espana Comunicacion S.A.	29,597	334,255
Prosegur Cia de Seguridad S.A.	22,203	166,152
Red Electrica Corp. S.A.	41,618	874,790
Viscofan S.A.	3,000	183,820
Zardoya Otis S.A.	32,236	356,704

Total Spain		7,874,035
Sweden – 3.1%
Alfa Laval AB	20,793	506,683
Axfood AB	19,257	329,587
BillerudKorsnas AB	12,998	219,756
Boliden AB	12,629	426,570
Castellum AB	12,611	197,454
Electrolux AB Series B(a)	10,411	352,801
Fabege AB	10,880	222,603
Hexpol AB	13,215	138,750
Holmen AB Class B	3,995	186,624
Husqvarna AB Class B	22,236	228,289
ICA Gruppen AB	13,177	494,157
Investment AB Latour Class B	25,070	338,778
JM AB	5,173	162,180
Kinnevik AB Class B	12,293	400,010
Peab AB	18,593	204,783
Saab AB Class B	4,311	218,340
Securitas AB Class B	19,780	330,541
Skanska AB Class B	29,062	671,865
SKF AB Class B	22,225	483,309
Swedish Match AB	12,669	443,442
Tele2 AB Class B	46,486	530,790
Trelleborg AB Class B	11,165	279,045

Total Sweden		7,366,357
Switzerland – 3.1%
Adecco Group AG Registered Shares	7,096	552,954
Baloise Holding AG Registered Shares	3,333	527,713

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

BKW AG	2,863	$172,058
Cembra Money Bank AG*	2,325	203,522
Clariant AG Registered Shares*	11,973	287,075
Coca-Cola HBC AG*	14,169	479,998
DKSH Holding AG	2,529	215,237
Flughafen Zurich AG Registered Shares	2,010	454,930
Helvetia Holding AG Registered Shares	536	291,377
Julius Baer Group Ltd.*	8,594	508,925
Logitech International S.A. Registered Shares	7,397	269,934
OC Oerlikon Corp. AG Registered Shares*	18,224	280,630
Panalpina Welttransport Holding AG Registered Shares(a)	1,189	174,369
SFS Group AG*	1,605	195,732
Sonova Holding AG Registered Shares	2,313	392,751
Straumann Holding AG Registered Shares	437	280,916
Sulzer AG Registered Shares	2,205	260,699
Sunrise Communications Group AG*(b)	3,958	326,424
Swiss Life Holding AG Registered Shares*	1,818	640,884
VAT Group AG*(b)	1,981	274,343
Vifor Pharma AG	2,337	275,339
Vontobel Holding AG Registered Shares	3,909	251,483

Total Switzerland		7,317,293
United Kingdom – 16.1%
Admiral Group PLC	27,270	664,782
Aggreko PLC	14,322	180,430
Antofagasta PLC	32,923	419,184
Ashmore Group PLC	57,480	261,584
Ashtead Group PLC	14,768	356,445
Babcock International Group PLC	32,273	358,300
Barratt Developments PLC	108,419	893,854
BBA Aviation PLC	64,809	259,462
Beazley PLC	54,435	350,192
Bellway PLC	9,447	417,880
Berkeley Group Holdings PLC	16,112	803,491
Booker Group PLC	176,906	486,559
British Land Co. PLC (The)	83,632	675,473
Bunzl PLC	12,438	378,304
Burberry Group PLC	20,147	475,732
Capita PLC	78,355	593,956
Carnival PLC	10,351	658,680
Centrica PLC	635,279	1,593,842
Close Brothers Group PLC	8,149	161,263
Croda International PLC	4,916	250,169
Daily Mail & General Trust PLC Class A Non-Voting Shares	17,315	150,651
Derwent London PLC	4,768	178,732
Direct Line Insurance Group PLC	98,071	478,414
Dixons Carphone PLC	76,916	199,578
DS Smith PLC	51,912	343,294
easyJet PLC	31,002	506,197
Electrocomponents PLC	21,464	178,830
G4S PLC	95,099	355,082
GKN PLC	69,722	323,657
Greene King PLC	28,619	209,838

Halma PLC	11,440	$171,903
Hammerson PLC	56,765	408,972
Hargreaves Lansdown PLC	23,233	461,324
Hikma Pharmaceuticals PLC	8,140	132,254
Howden Joinery Group PLC	33,705	194,900
IMI PLC	16,868	281,303
Inchcape PLC	24,127	279,353
Informa PLC	43,339	390,740
Inmarsat PLC	45,036	388,819
InterContinental Hotels Group PLC	7,645	404,943
Intertek Group PLC	5,281	352,987
Intu Properties PLC	126,027	389,739
Investec PLC	43,704	319,563
ITV PLC	514,571	1,206,084
J Sainsbury PLC	148,047	472,534
Jardine Lloyd Thompson Group PLC	12,730	209,049
John Wood Group PLC	33,073	301,954
Johnson Matthey PLC	8,409	385,842
Jupiter Fund Management PLC	43,133	319,439
Kingfisher PLC	152,558	610,968
Ladbrokes Coral Group PLC	101,296	165,939
Land Securities Group PLC	48,097	627,542
Man Group PLC	147,693	332,698
Marks & Spencer Group PLC	161,358	765,061
Mediclinic International PLC	16,859	147,023
Meggitt PLC	39,139	273,581
Merlin Entertainments PLC(b)	25,652	153,323
Micro Focus International PLC	11,274	361,052
Mondi PLC	18,992	510,886
NEX Group PLC	42,557	377,979
Next PLC	10,539	743,745
Old Mutual PLC	267,366	696,618
Pearson PLC	113,854	934,843
Pennon Group PLC	31,312	334,818
Persimmon PLC	33,764	1,169,632
Rentokil Initial PLC	74,291	299,616
Rightmove PLC	3,692	200,364
Royal Mail PLC	100,026	515,596
RPC Group PLC	17,400	231,229
RSA Insurance Group PLC	47,898	400,354
Saga PLC	86,734	230,871
Sage Group PLC (The)	51,665	484,175
Schroders PLC	10,390	467,678
Segro PLC	54,355	390,880
Severn Trent PLC	15,058	439,002
Smiths Group PLC	18,606	393,662
Spectris PLC	4,941	159,761
Spirax-Sarco Engineering PLC	2,814	208,591
St. James’s Place PLC	28,756	442,132
Standard Life Aberdeen PLC	294,750	1,714,281
Tate & Lyle PLC	35,363	307,679
Taylor Wimpey PLC	100,746	264,249
Travis Perkins PLC	14,782	287,171
United Utilities Group PLC	52,396	600,689

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2017

Investments	Shares	Value

Weir Group PLC (The)	8,783	$231,550
Whitbread PLC	9,197	464,693
William Hill PLC	81,462	275,857
WM Morrison Supermarkets PLC	83,848	263,350

Total United Kingdom		37,714,695
TOTAL COMMON STOCKS (Cost: $196,827,678)		233,706,374
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $3,898,099)(d)	3,898,099	3,898,099
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $200,725,777)		237,604,473
Other Assets less Liabilities – (1.2)%		(2,784,900)

NET ASSETS – 100.0%		$234,819,573

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,893,572 and the total market value of the collateral held by the Fund was $5,153,546. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,255,447.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.7%
Australia – 4.5%
Aristocrat Leisure Ltd.	1,525	$25,128
BT Investment Management Ltd.	3,520	30,520
carsales.com Ltd.	2,142	21,564
Cochlear Ltd.	291	36,353
Crown Resorts Ltd.	7,435	65,981
CSL Ltd.	1,751	184,051
Domino’s Pizza Enterprises Ltd.(a)	242	8,700
JB Hi-Fi Ltd.(a)	1,010	18,164
Magellan Financial Group Ltd.	1,460	28,136
Medibank Pvt Ltd.	32,520	74,509
NIB Holdings Ltd.	4,570	20,583
Northern Star Resources Ltd.	2,672	10,357
Pact Group Holdings Ltd.	4,172	17,153
Ramsay Health Care Ltd.	1,052	51,409
REA Group Ltd.	340	17,874
Seek Ltd.	2,682	34,955
TPG Telecom Ltd.(a)	7,188	27,467

Total Australia		672,904
Austria – 0.1%
ams AG*	149	10,810
Belgium – 0.2%
Melexis N.V.	338	32,686
China – 2.7%
China Everbright International Ltd.	29,000	36,386
China Overseas Land & Investment Ltd.	100,000	325,195
CSPC Pharmaceutical Group Ltd.	20,000	33,492

Total China		395,073
Denmark – 6.8%
Chr Hansen Holding A/S	566	48,554
Coloplast A/S Class B	1,382	112,188
Dfds A/S	299	17,086
DSV A/S	294	22,246
Novo Nordisk A/S Class B	15,671	749,344
Pandora A/S	308	30,410
Royal Unibrew A/S	383	20,991
SimCorp A/S	197	12,033

Total Denmark		1,012,852
Finland – 0.9%
Konecranes Oyj	650	28,862
Nokian Renkaat Oyj	1,036	46,088
Uponor Oyj	598	10,364
Wartsila Oyj Abp(a)	742	52,544

Total Finland		137,858
France – 7.5%
Airbus SE	4,043	384,330
Altran Technologies S.A.	1,427	26,250
Cie Plastic Omnium S.A.	577	24,690
Hermes International	161	81,187
Iliad S.A.	30	7,974

Ipsen S.A.	213	$28,316
LVMH Moet Hennessy Louis Vuitton SE	1,656	457,030
Sartorius Stedim Biotech	147	10,184
SEB S.A.	121	22,201
Valeo S.A.	954	70,804

Total France		1,112,966
Germany – 5.4%
adidas AG	460	104,086
CompuGroup Medical SE	215	12,180
Continental AG	807	204,879
Covestro AG(b)	1,354	116,451
CTS Eventim AG & Co. KGaA	583	25,453
Fuchs Petrolub SE	410	21,051
Hella KGaA Hueck & Co.	497	29,304
Henkel AG & Co. KGaA	901	109,658
Infineon Technologies AG	3,450	86,752
Nemetschek SE	201	16,341
United Internet AG Registered Shares	989	61,581
Wirecard AG	220	20,133

Total Germany		807,869
Hong Kong – 0.6%
Galaxy Entertainment Group Ltd.	8,000	56,333
Techtronic Industries Co., Ltd.	5,000	26,694
Vitasoy International Holdings Ltd.	6,000	13,366

Total Hong Kong		96,393
Ireland – 0.3%
Glanbia PLC	592	11,163
Kerry Group PLC Class A	400	38,440

Total Ireland		49,603
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	59,052	84,434
Shapir Engineering and Industry Ltd.	5,359	18,417

Total Israel		102,851
Italy – 1.6%
Anima Holding SpA(b)	3,773	30,465
Banca IFIS SpA	513	28,055
De’ Longhi SpA	804	25,891
DiaSorin SpA	182	16,234
Ferrari N.V.	267	29,513
Industria Macchine Automatiche SpA	260	24,697
Moncler SpA	474	13,684
Recordati SpA	1,288	59,384
Salvatore Ferragamo SpA	552	15,499

Total Italy		243,422
Japan – 14.7%
Asahi Intecc Co., Ltd.	300	15,618
Brother Industries Ltd.	1,300	30,235
Daikin Industries Ltd.	1,000	101,230
DeNA Co., Ltd.	600	13,443
Fast Retailing Co., Ltd.	200	58,970
Harmonic Drive Systems, Inc.(a)	200	10,323

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2017

Investments	Shares	Value

Haseko Corp.	1,400	$18,656
Hikari Tsushin, Inc.	200	25,052
Hino Motors Ltd.	3,400	41,562
Hoya Corp.	1,700	91,747
Kakaku.com, Inc.	1,100	14,013
Kaken Pharmaceutical Co., Ltd.	400	20,326
Keyence Corp.	100	53,080
Kose Corp.	100	11,451
Kubota Corp.	6,000	109,030
M3, Inc.	400	11,389
Makita Corp.	1,100	44,317
Mixi, Inc.	400	19,296
MonotaRO Co., Ltd.(a)	300	8,022
Murata Manufacturing Co., Ltd.	900	132,244
Nabtesco Corp.	600	22,280
NGK Insulators Ltd.	1,900	35,581
Nidec Corp.	700	85,942
Nihon M&A Center, Inc.	300	14,658
Nippon Paint Holdings Co., Ltd.	900	30,582
Nitori Holdings Co., Ltd.	100	14,294
Obic Co., Ltd.	400	25,159
Open House Co., Ltd.	700	24,439
Oracle Corp.	700	54,973
Park24 Co., Ltd.	1,100	26,776
Persol Holdings Co., Ltd.	800	18,642
Pigeon Corp.	400	13,663
Relo Group, Inc.	800	18,265
Ryohin Keikaku Co., Ltd.	100	29,450
Seiko Epson Corp.	3,100	74,990
Shimano, Inc.	200	26,634
Shionogi & Co., Ltd.	1,200	65,573
Square Enix Holdings Co., Ltd.	700	26,305
Start Today Co., Ltd.	600	19,002
Subaru Corp.	6,000	216,408
Sundrug Co., Ltd.	400	16,559
Sysmex Corp.	600	38,271
T-Gaia Corp.	700	13,600
Tokyo Electron Ltd.	1,000	153,511
Trend Micro, Inc.	1,000	49,216
Tsuruha Holdings, Inc.	100	11,949
USS Co., Ltd.	1,300	26,216
Yahoo Japan Corp.	31,600	149,908
Yamaha Motor Co., Ltd.	1,300	38,920
Zenkoku Hosho Co., Ltd.	300	12,593

Total Japan		2,184,363
Netherlands – 2.4%
ASML Holding N.V.	1,229	209,294
BE Semiconductor Industries N.V.	432	30,055
Flow Traders(b)	659	17,724
GrandVision N.V.(b)	574	14,518
Koninklijke Vopak N.V.	1,098	48,164
TKH Group N.V. CVA	508	33,007

Total Netherlands		352,762

New Zealand – 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	3,395	$31,365
Mainfreight Ltd.	794	14,304
Ryman Healthcare Ltd.	2,323	15,567

Total New Zealand		61,236
Norway – 1.4%
Borregaard ASA	1,272	14,262
Entra ASA(b)	1,882	25,770
Orkla ASA	7,961	81,707
Salmar ASA	1,589	44,913
Tomra Systems ASA	877	13,166
Veidekke ASA	1,266	15,864
XXL ASA(b)	601	6,550

Total Norway		202,232
Portugal – 0.8%
Jeronimo Martins, SGPS, S.A.	5,695	112,367
Singapore – 0.2%
First Resources Ltd.	7,200	10,021
SIA Engineering Co., Ltd.	7,100	18,247

Total Singapore		28,268
Spain – 4.2%
Almirall S.A.(a)	1,003	10,209
Amadeus IT Group S.A.	2,372	154,202
Atresmedia Corp. de Medios de Comunicacion S.A.	2,123	22,312
Industria de Diseno Textil S.A.	10,208	384,785
Prosegur Cia de Seguridad S.A.	4,532	33,915
Tecnicas Reunidas S.A.(a)	630	19,919

Total Spain		625,342
Sweden – 7.8%
AAK AB	207	15,635
Assa Abloy AB Class B	4,661	106,213
Atlas Copco AB Class A	4,712	199,105
Atlas Copco AB Class B	2,866	110,885
Axfood AB	2,268	38,817
Boliden AB	1,913	64,615
Castellum AB	993	15,548
Fabege AB	1,422	29,094
Hemfosa Fastigheter AB	1,978	25,081
Hennes & Mauritz AB Class B	6,311	163,142
Hexpol AB	2,405	25,251
Indutrade AB	779	20,510
Intrum Justitia AB	722	25,475
Investment AB Latour Class B	3,773	50,986
JM AB	543	17,024
Lifco AB Class B	377	12,267
Loomis AB Class B	598	23,715
NetEnt AB*	1,927	14,920
Peab AB	2,610	28,746
Sandvik AB	7,536	129,719
Trelleborg AB Class B	1,705	42,613

Total Sweden		1,159,361

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2017

Investments	Shares	Value

Switzerland – 13.1%
EMS-Chemie Holding AG Registered Shares	159	$105,825
Geberit AG Registered Shares	249	117,886
Givaudan S.A. Registered Shares	79	172,027
Logitech International S.A. Registered Shares	789	28,792
Oriflame Holding AG	497	16,903
Partners Group Holding AG	202	137,158
Roche Holding AG Bearer Shares	1,006	256,283
Roche Holding AG Genusschein	3,368	860,448
Schindler Holding AG Participation Certificate	80	17,685
Schindler Holding AG Registered Shares	434	93,429
Sonova Holding AG Registered Shares	277	47,035
Straumann Holding AG Registered Shares	40	25,713
Swatch Group AG (The) Bearer Shares	111	46,208
Temenos Group AG Registered Shares*	180	18,380

Total Switzerland		1,943,772
United Kingdom – 23.4%
Ashtead Group PLC	1,726	41,659
Berkeley Group Holdings PLC	1,268	63,234
British American Tobacco PLC	7,826	490,548
Burberry Group PLC	1,486	35,089
Coca-Cola European Partners PLC	2,215	92,894
Compass Group PLC	5,797	123,118
Cranswick PLC	350	13,862
Crest Nicholson Holdings PLC	1,940	14,393
Croda International PLC	607	30,889
Diageo PLC	12,898	424,482
Domino’s Pizza Group PLC	2,972	12,369
Dunelm Group PLC	1,710	16,232
easyJet PLC	3,436	56,103
Electrocomponents PLC	2,630	21,912
Halma PLC	1,116	16,770
Hargreaves Lansdown PLC	2,662	52,858
Hays PLC	6,134	15,587
Hikma Pharmaceuticals PLC	712	11,568
HomeServe PLC	1,675	18,697
Howden Joinery Group PLC	4,062	23,489
Jardine Lloyd Thompson Group PLC	1,852	30,413
Johnson Matthey PLC	1,084	49,739
Mediclinic International PLC	2,052	17,895

Merlin Entertainments PLC(b)	2,882	$17,226
Moneysupermarket.com Group PLC	4,551	19,417
Pagegroup PLC	3,581	23,921
Persimmon PLC	2,607	90,310
Reckitt Benckiser Group PLC	2,658	242,959
RELX PLC	5,389	118,358
Renishaw PLC	303	19,363
Rightmove PLC	271	14,707
Sage Group PLC (The)	5,099	47,785
Savills PLC	1,289	16,109
Spirax-Sarco Engineering PLC	338	25,055
SuperGroup PLC	724	16,503
Taylor Wimpey PLC	9,680	25,390
Unilever N.V. CVA	11,044	653,333
Unilever PLC	6,722	389,512
Unite Group PLC (The)	2,001	18,457
Victrex PLC	621	19,754
WH Smith PLC	674	18,275
William Hill PLC	7,026	23,792

Total United Kingdom		3,474,026
TOTAL COMMON STOCKS (Cost: $13,197,013)		14,819,016
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $121,556)(d)	121,556	121,556
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $13,318,569)		14,940,572
Other Assets less Liabilities – (0.5)%		(74,424)

NET ASSETS – 100.0%		$14,866,148

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $139,189 and the total market value of the collateral held by the Fund was $146,284. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,728.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	10/2/2017	2,942	USD	2,496	EUR	$—	$(9)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 12.6%
Adelaide Brighton Ltd.(a)	768,841	$3,517,069
Ainsworth Game Technology Ltd.(a)	575,575	1,151,643
ALS Ltd.	501,688	3,078,338
Altium Ltd.	264,538	2,243,828
Amaysim Australia Ltd.(a)	461,579	711,679
Ansell Ltd.	205,513	3,592,778
AP Eagers Ltd.	213,068	1,270,597
APN Outdoor Group Ltd.	262,716	970,920
ARB Corp., Ltd.(a)	68,008	923,171
Asaleo Care Ltd.	1,308,757	1,586,585
AUB Group Ltd.	76,217	767,879
Austal Ltd.	623,774	761,086
Australian Pharmaceutical Industries Ltd.	908,998	1,062,735
Automotive Holdings Group Ltd.(a)	787,344	2,051,060
Baby Bunting Group Ltd.(a)	721,927	1,042,286
Bapcor Ltd.	236,433	972,110
Beach Energy Ltd.	2,498,084	1,617,100
Beacon Lighting Group Ltd.	505,639	603,059
Bega Cheese Ltd.(a)	198,617	1,064,420
Blackmores Ltd.(a)	22,256	2,060,653
Breville Group Ltd.	188,431	1,673,688
Brickworks Ltd.	170,727	1,809,812
BT Investment Management Ltd.	524,246	4,545,412
Cabcharge Australia Ltd.	795,454	1,132,837
carsales.com Ltd.	316,745	3,188,690
Cedar Woods Properties Ltd.	225,666	1,002,209
Cleanaway Waste Management Ltd.	2,426,604	2,618,047
Collins Foods Ltd.	267,875	1,229,600
Corporate Travel Management Ltd.(a)	110,791	1,900,336
CSG Ltd.(a)	1,407,004	574,083
CSR Ltd.	1,427,383	5,297,580
Dicker Data Ltd.	332,894	676,521
Dongfang Modern Agriculture Holding Group Ltd.	757,703	457,789
DuluxGroup Ltd.	573,679	3,150,960
Eclipx Group Ltd.	462,495	1,469,731
Elanor Investor Group	434,586	733,145
ERM Power Ltd.(a)	559,167	592,313
Estia Health Ltd.	240,075	597,148
Event Hospitality and Entertainment Ltd.	238,404	2,345,778
Fairfax Media Ltd.	4,206,349	3,118,983
Flight Centre Travel Group Ltd.(a)	197,788	6,985,296
G8 Education Ltd.(a)	884,514	2,824,717
Genworth Mortgage Insurance Australia Ltd.	1,428,076	3,126,305
GrainCorp Ltd. Class A	126,555	810,299
Greencross Ltd.	198,846	825,369
GUD Holdings Ltd.	161,379	1,380,223
GWA Group Ltd.	546,344	1,118,877
Healthscope Ltd.	2,601,027	3,408,295
HFA Holdings Ltd.	750,664	1,578,542
HT&E Ltd.	418,951	677,183
IDP Education Ltd.	283,076	1,254,953

IMF Bentham Ltd.	426,004	$678,556
Infomedia Ltd.	809,406	501,729
Invocare Ltd.	149,068	1,836,369
IOOF Holdings Ltd.(a)	825,073	7,218,435
IPH Ltd.(a)	324,071	1,154,441
IRESS Ltd.(a)	300,117	2,682,194
iSentia Group Ltd.(a)	403,202	563,143
IVE Group Ltd.	471,606	736,391
Japara Healthcare Ltd.(a)	357,205	501,703
JB Hi-Fi Ltd.(a)	245,450	4,414,215
Link Administration Holdings Ltd.(a)	195,488	1,155,024
MACA Ltd.	1,779,673	2,988,339
Mantra Group Ltd.	375,753	940,522
McMillan Shakespeare Ltd.	177,590	2,048,385
Mineral Resources Ltd.	305,423	3,896,710
Monadelphous Group Ltd.	219,194	2,700,251
Mortgage Choice Ltd.(a)	522,938	923,227
Myer Holdings Ltd.(a)	3,216,700	1,956,087
MYOB Group Ltd.(a)	673,504	1,817,919
MyState Ltd.	299,737	1,128,905
Navitas Ltd.(a)	533,213	1,895,286
NIB Holdings Ltd.	788,232	3,550,110
Nick Scali Ltd.	156,272	793,344
Nine Entertainment Co. Holdings Ltd.	2,336,403	2,529,896
Northern Star Resources Ltd.	591,167	2,291,464
Nufarm Ltd.	241,335	1,569,823
OFX Group Ltd.(a)	389,463	531,730
oOh!media Ltd.	210,631	727,195
Orora Ltd.	1,703,726	4,144,167
OZ Minerals Ltd.	424,033	2,468,763
Pact Group Holdings Ltd.	522,184	2,146,993
Peet Ltd.	705,547	675,401
Perpetual Ltd.	105,351	4,283,630
Platinum Asset Management Ltd.(a)	1,707,124	8,117,336
Premier Investments Ltd.	334,063	3,410,213
Primary Health Care Ltd.	165,259	399,385
Programmed Maintenance Services Ltd.	378,286	893,434
Quintis Ltd.†	423,797	49,880
RCG Corp., Ltd.(a)	2,657,413	1,595,131
Regis Resources Ltd.	719,722	2,033,027
Retail Food Group Ltd.(a)	424,254	1,424,773
Sandfire Resources NL	123,530	558,304
Scottish Pacific Group Ltd.	319,884	725,381
SeaLink Travel Group Ltd.(a)	219,913	738,534
Seven Group Holdings Ltd.(a)	873,945	8,222,031
Seven West Media Ltd.	4,508,858	2,352,686
SG Fleet Group Ltd.	439,290	1,361,521
Sigma Healthcare Ltd.	2,926,419	1,894,376
Silver Chef Ltd.(a)	154,718	874,076
Sims Metal Management Ltd.	202,515	2,142,017
Sirtex Medical Ltd.	60,261	631,711
Southern Cross Media Group Ltd.	1,989,750	1,842,283
Steadfast Group Ltd.	881,063	1,928,799
Super Retail Group Ltd.(a)	415,569	2,631,434

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Tassal Group Ltd.	167,563	$506,191
Villa World Ltd.	684,583	1,326,780
Village Roadshow Ltd.	191,159	562,473
Vita Group Ltd.	972,913	1,293,956
Viva Energy REIT	434,113	718,722
Vocus Group Ltd.(a)	1,058,665	1,985,328
WPP AUNZ Ltd.	1,535,500	1,325,313

Total Australia		212,149,159
Austria – 1.1%
Austria Technologie & Systemtechnik AG	41,653	590,906
Porr AG(a)	38,510	1,216,696
RHI AG	52,236	2,182,981
S IMMO AG	120,420	2,131,848
UNIQA Insurance Group AG	1,056,267	11,068,638
Zumtobel Group AG	41,560	722,243

Total Austria		17,913,312
Belgium – 1.3%
Cofinimmo S.A.	52,557	6,750,734
D’ieteren S.A./N.V.	55,384	2,541,737
EVS Broadcast Equipment S.A.	16,767	634,203
Exmar N.V.	232,343	1,235,492
Ion Beam Applications(a)	37,602	1,277,581
Orange Belgium S.A.	101,644	2,350,398
Recticel S.A.	79,914	717,060
Rezidor Hotel Group AB	152,797	612,135
Warehouses De Pauw CVA	48,296	5,452,620

Total Belgium		21,571,960
China – 1.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	378,000	489,759
China Aerospace International Holdings Ltd.	4,648,000	612,934
China Agri-Industries Holdings Ltd.	3,189,000	1,486,161
China South City Holdings Ltd.	11,930,000	3,406,084
China Traditional Chinese Medicine Holdings Co., Ltd.(a)	3,810,000	2,121,897
China Travel International Investment Hong Kong Ltd.	6,318,000	2,313,426
CITIC Telecom International Holdings Ltd.	6,189,822	1,783,080
CPMC Holdings Ltd.	1,534,109	903,491
Goldpac Group Ltd.	1,792,000	585,044
Guotai Junan International Holdings Ltd.(a)	9,239,000	2,945,333
Rivera Holdings Ltd.	9,626,000	714,799
Shougang Fushan Resources Group Ltd.	5,526,000	1,252,259
Sinotruk Hong Kong Ltd.(a)	1,731,000	2,397,918
Yuexiu Property Co., Ltd.	28,822,000	5,867,205

Total China		26,879,390
Denmark – 1.6%
Alm Brand A/S	215,566	2,123,196
Matas A/S	85,931	1,255,902
NNIT A/S(b)	20,838	628,967
Per Aarsleff Holding A/S	35,903	1,055,165
Royal Unibrew A/S	55,620	3,048,373

Scandinavian Tobacco Group A/S Class A(b)	199,231	$3,535,315
Schouw & Co. AB	27,049	2,941,323
SimCorp A/S	34,830	2,127,492
Spar Nord Bank A/S	333,651	4,155,531
Sydbank A/S	152,605	6,334,703

Total Denmark		27,205,967
Finland – 2.3%
Aktia Bank Oyj	58,335	639,293
Citycon Oyj	2,273,298	5,982,356
Cramo Oyj	59,390	1,559,382
DNA Oyj	193,999	3,394,313
F-Secure Oyj	210,143	1,060,800
HKScan Oyj Class A	330,306	1,335,467
Kemira Oyj	178,894	2,351,751
Lassila & Tikanoja Oyj	94,488	2,021,836
Lehto Group Oyj	34,390	517,549
Metsa Board Oyj	471,268	3,228,584
Oriola Oyj Class B	215,480	866,117
Ramirent Oyj	222,729	2,301,330
Sanoma Oyj	329,474	3,595,122
Technopolis Oyj	291,311	1,353,444
Tieto Oyj	142,859	4,355,617
Tikkurila Oyj	39,782	724,736
Tokmanni Group Corp.	124,966	1,056,303
Uponor Oyj	104,357	1,808,616
YIT Oyj	166,569	1,362,671

Total Finland		39,515,287
France – 2.0%
Albioma S.A.	33,741	761,074
Coface S.A.	388,398	4,173,800
Europcar Groupe S.A.(b)	166,522	2,524,758
Gaztransport Et Technigaz S.A.(a)	93,046	5,059,951
IPSOS	50,170	1,736,921
Jacquet Metal Service	44,978	1,494,160
Kaufman & Broad S.A.	43,832	2,114,181
Korian S.A.	63,804	2,101,076
LISI	15,684	822,135
Neopost S.A.	75,510	2,935,128
Nexans S.A.	21,189	1,256,740
Rallye S.A.	243,335	4,510,673
Technicolor S.A. Registered Shares	243,980	842,224
Television Francaise 1	203,407	2,973,382

Total France		33,306,203
Germany – 4.3%
Aareal Bank AG	138,832	5,879,854
alstria office REIT-AG	277,503	3,964,652
AURELIUS Equity Opportunities SE & Co. KGaA(a)	93,485	6,149,216
Bechtle AG	39,350	2,948,409
Bertrandt AG(a)	6,635	668,143
Bilfinger SE(a)	54,123	2,266,959
Borussia Dortmund GmbH & Co. KGaA	200,673	1,945,331
Capital Stage AG(a)	210,301	1,569,524

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Cewe Stiftung & Co. KGaA	6,735	$640,234
Comdirect Bank AG	77,302	1,052,771
CropEnergies AG	108,793	1,348,528
Deutz AG	61,701	498,565
Diebold Nixdorf AG	19,928	1,675,036
Elmos Semiconductor AG	48,724	1,262,048
Gerresheimer AG	14,331	1,109,538
Grammer AG	20,035	1,306,722
Hamburger Hafen und Logistik AG	115,126	3,627,115
Indus Holding AG	31,518	2,331,393
Jenoptik AG	53,167	1,762,112
Kloeckner & Co. SE	112,632	1,444,715
Leoni AG	23,539	1,561,417
MLP SE	187,096	1,290,171
NORMA Group SE	27,056	1,779,678
Pfeiffer Vacuum Technology AG	15,731	2,480,864
RHOEN-KLINIKUM AG	95,270	3,208,776
Sixt SE	47,594	3,790,613
Takkt AG	68,720	1,576,070
TLG Immobilien AG	155,881	3,595,350
VTG AG	34,289	1,905,212
Wacker Neuson SE	92,076	3,055,481
Washtec AG	7,807	685,747
Wuestenrot & Wuerttembergische AG	141,734	3,853,830
Zeal Network SE	21,161	649,179

Total Germany		72,883,253
Hong Kong – 1.2%
Chu Kong Shipping Enterprises Group Co., Ltd.	2,360,000	610,342
Dah Sing Financial Holdings Ltd.	408,229	2,775,290
Hong Kong Aircraft Engineering Co., Ltd.	328,800	2,161,635
Hongkong & Shanghai Hotels Ltd. (The)	1,316,870	2,198,521
Kowloon Development Co., Ltd.	3,454,000	3,887,060
Lai Sun Development Co., Ltd.	770,934	1,387,754
Miramar Hotel & Investment(a)	465,000	1,023,980
Television Broadcasts Ltd.	872,800	2,899,761
Vitasoy International Holdings Ltd.	800,364	1,782,981
Welling Holding Ltd.	5,428,000	986,821

Total Hong Kong		19,714,145
Indonesia – 0.1%
Bumitama Agri Ltd.	2,095,100	1,133,988
Ireland – 0.8%
C&C Group PLC	441,113	1,590,525
Grafton Group PLC	166,810	1,859,783
Greencore Group PLC	648,714	1,707,621
Hostelworld Group PLC(b)	228,579	1,101,722
IFG Group PLC	318,061	680,581
Irish Continental Group PLC	380,913	2,546,532
Origin Enterprises PLC	100,303	789,730
UDG Healthcare PLC	240,564	2,741,784

Total Ireland		13,018,278
Israel – 3.0%
Amot Investments Ltd.	730,709	4,062,482
Ashtrom Properties Ltd.	185,225	938,552

Avgol Industries 1953 Ltd.	1,163,773	$1,431,738
B Communications Ltd.*	77,505	1,106,431
Delek Automotive Systems Ltd.	492,320	3,679,230
Delta-Galil Industries Ltd.	33,410	1,054,525
Direct Insurance Financial Investments Ltd.	91,804	1,009,361
Discount Investment Corp., Ltd. Registered Shares	714,194	2,769,761
El Al Israel Airlines	1,620,042	1,091,921
First International Bank of Israel Ltd.	216,270	4,039,987
Gazit-Globe Ltd.	171,706	1,653,094
Harel Insurance Investments & Financial Services Ltd.	284,519	1,779,955
Inrom Construction Industries Ltd.	450,605	1,954,161
Magic Software Enterprises Ltd.	74,595	646,788
Matrix IT Ltd.	206,744	2,174,774
Maytronics Ltd.	232,448	1,088,348
Mediterranean Towers Ltd.	352,834	629,140
Meitav Dash Investments Ltd.	208,385	735,595
Melisron Ltd.	56,781	2,746,949
Migdal Insurance & Financial Holding Ltd.	672,594	701,420
Nawi Brothers Ltd.	78,875	430,702
Oil Refineries Ltd.	9,003,955	4,508,859
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,443	789,068
Scope Metals Group Ltd.	20,749	546,067
Sella Capital Real Estate Ltd.	937,561	1,868,169
Shapir Engineering and Industry Ltd.	311,392	1,070,118
Shikun & Binui Ltd.	548,596	1,343,304
Shufersal Ltd.	306,043	1,798,520
Strauss Group Ltd.	107,258	2,014,541
ZUR Shamir Holdings Ltd.	155,852	586,331

Total Israel		50,249,891
Italy – 4.5%
Anima Holding SpA(b)	440,511	3,556,872
Ascopiave SpA	782,021	3,241,314
Astaldi SpA	194,618	1,333,298
ASTM SpA	99,154	2,572,975
Banca IFIS SpA	86,283	4,718,692
Banca Popolare di Sondrio SCPA	431,482	1,856,756
Banca Sistema SpA(a)(b)	220,912	620,521
Biesse SpA	52,147	2,309,956
BPER Banca	268,711	1,607,410
Cairo Communication SpA	158,528	802,122
Cerved Information Solutions SpA	163,387	1,931,560
CIR-Compagnie Industriali Riunite SpA	813,345	1,257,689
Cofide SpA	1,371,385	1,023,820
Credito Emiliano SpA	300,610	2,702,672
Datalogic SpA	57,437	2,021,442
Ei Towers SpA	39,214	2,320,256
Enav SpA(b)	949,582	4,351,179
ERG SpA	224,449	3,584,790
Esprinet SpA	62,173	366,475
Immobiliare Grande Distribuzione SIIQ SpA	1,487,014	1,551,388
IMMSI SpA*	1,057,424	850,058

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Italmobiliare SpA	31,944	$862,156
Maire Tecnimont SpA(a)	236,899	1,311,250
MARR SpA	130,334	3,436,001
OVS SpA(b)	215,302	1,644,263
RAI Way SpA(b)	354,919	1,917,504
Saras SpA	3,374,023	9,046,526
Societa Cattolica di Assicurazioni SCRL	368,908	3,205,503
Societa Iniziative Autostradali e Servizi SpA	296,265	4,731,800
Tod’s SpA(a)	52,998	3,756,119
Zignago Vetro SpA	134,586	1,291,953

Total Italy		75,784,320
Japan – 25.4%
Adastria Co., Ltd.	37,600	848,434
ADEKA Corp.	87,701	1,598,743
Aeon Delight Co., Ltd.	47,400	1,779,105
Ai Holdings Corp.	41,900	1,045,965
Aica Kogyo Co., Ltd.	43,100	1,447,324
Aichi Corp.	110,800	824,860
Aida Engineering Ltd.	79,500	937,911
Aisan Industry Co., Ltd.	125,400	1,205,373
Akita Bank Ltd. (The)	28,500	895,016
Alinco, Inc.	93,800	1,099,951
Alpen Co., Ltd.	47,400	923,029
Alpine Electronics, Inc.	60,600	1,102,014
Amano Corp.	86,000	2,034,540
Aoyama Trading Co., Ltd.(a)	65,701	2,349,278
Arcs Co., Ltd.	40,500	913,152
Ariake Japan Co., Ltd.	34,700	2,490,792
Asahi Broadcasting Corp.	105,400	831,477
Asahi Holdings, Inc.	42,700	878,164
ASKUL Corp.(a)	29,388	827,610
Autobacs Seven Co., Ltd.	51,603	836,174
Avex Group Holdings, Inc.	52,700	714,902
Awa Bank Ltd. (The)	86,000	566,890
Bando Chemical Industries Ltd.	87,200	925,723
Bank of Saga Ltd. (The)	17,100	413,505
Bell System24 Holdings, Inc.	79,100	864,327
Belluna Co., Ltd.	179,600	1,892,290
BML, Inc.	33,900	724,891
C.I. Takiron Corp.	122,000	780,349
Capcom Co., Ltd.(a)	49,700	1,221,252
Central Glass Co., Ltd.	52,400	1,141,428
Chiyoda Co., Ltd.	39,200	981,001
Citizen Watch Co., Ltd.	179,407	1,235,201
CKD Corp.	59,300	1,164,243
COLOPL, Inc.(a)	57,400	661,886
CONEXIO Corp.	79,500	1,377,911
Cosmo Energy Holdings Co., Ltd.	71,000	1,624,173
Daido Metal Co., Ltd.	78,200	697,489
Daido Steel Co., Ltd.	14,591	864,591
Daiken Medical Co., Ltd.	198,800	1,377,551
Daikyo, Inc.	37,600	738,205
Daio Paper Corp.(a)	56,900	671,285
Daishi Bank Ltd. (The)	28,191	1,327,328

Daiwabo Holdings Co., Ltd.	54,000	$2,276,285
DCM Holdings Co., Ltd.	145,000	1,308,755
Denka Co., Ltd.	94,600	3,113,694
Denyo Co., Ltd.	56,300	996,810
Dexerials Corp.	130,000	1,589,126
DMG Mori Co., Ltd.	74,100	1,329,738
Doshisha Co., Ltd.	41,000	919,327
Doutor Nichires Holdings Co., Ltd.	44,500	954,715
Dowa Holdings Co., Ltd.	36,600	1,341,225
Dunlop Sports Co., Ltd.(a)	75,600	1,077,266
Eagle Industry Co., Ltd.	72,800	1,335,513
Earth Chemical Co., Ltd.	34,500	1,556,967
EDION Corp.(a)	132,800	1,244,650
Eighteenth Bank Ltd. (The)	273,393	667,908
Enplas Corp.	27,800	1,286,705
Exedy Corp.	31,170	948,405
Fancl Corp.	57,100	1,232,648
FIDEA Holdings Co., Ltd.	708,400	1,296,410
Fields Corp.(a)	80,097	796,950
Financial Products Group Co., Ltd.(a)	63,800	707,913
Foster Electric Co., Ltd.	43,085	869,240
France Bed Holdings Co., Ltd.	142,100	1,309,090
Fudo Tetra Corp.	397,500	660,352
Fuji Corp., Ltd.	231,900	1,687,257
Fuji Oil Co., Ltd.	192,300	744,839
Fuji Oil Holdings, Inc.	54,400	1,420,349
Fujikura Ltd.	173,400	1,392,561
Fujimi, Inc.	58,141	1,353,774
Fujimori Kogyo Co., Ltd.	39,100	1,319,948
Fujitec Co., Ltd.	65,300	913,672
Fujitsu General Ltd.	46,600	942,225
Fukuyama Transporting Co., Ltd.	18,000	570,071
Funai Soken Holdings, Inc.	126,000	3,878,559
GCA Corp.(a)	80,200	735,276
Geo Holdings Corp.(a)	97,500	1,407,520
Gfoot Co., Ltd.	130,000	855,772
Glory Ltd.	19,377	685,980
GMO Click Holdings, Inc.(a)	151,500	958,273
GMO Internet, Inc.(a)	96,488	1,175,188
Godo Steel Ltd.	38,600	722,518
GS Yuasa Corp.	103,000	540,781
GungHo Online Entertainment, Inc.(a)	292,500	789,944
Gunma Bank Ltd. (The)	485,600	3,002,511
Gunze Ltd.	31,300	1,429,236
Gurunavi, Inc.	39,300	569,085
H2O Retailing Corp.	46,600	830,450
Hanwa Co., Ltd.	64,000	2,294,141
Happinet Corp.	135,100	2,201,158
Hard Off Corp. Co., Ltd.	85,600	867,673
Hazama Ando Corp.	125,200	875,338
Heiwa Corp.(a)	85,319	1,690,994
Heiwado Co., Ltd.	61,700	1,350,039
Hiroshima Bank Ltd. (The)	258,900	2,095,304
Hitachi Kokusai Electric, Inc.	76,100	2,082,246

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Hitachi Transport System Ltd.	44,431	$1,027,836
Hitachi Zosen Corp.	174,000	922,827
Hokuetsu Bank Ltd. (The)	42,800	972,235
Hokuetsu Industries Co., Ltd.	171,400	1,706,920
Hokuetsu Kishu Paper Co., Ltd.(a)	231,500	1,445,782
Hokuhoku Financial Group, Inc.	168,000	2,701,373
Hokuriku Electric Power Co.(a)	223,000	1,870,137
Horiba Ltd.	33,000	1,864,523
Hosokawa Micron Corp.	31,600	1,821,916
Hyakugo Bank Ltd. (The)	186,600	833,828
Hyakujushi Bank Ltd. (The)	176,000	609,781
Ibiden Co., Ltd.(a)	91,500	1,457,465
Ichigo, Inc.(a)	297,700	1,018,207
Ichiyoshi Securities Co., Ltd.	146,100	1,431,602
Idec Corp.	74,600	1,530,902
Iino Kaiun Kaisha Ltd.	212,400	988,741
Imasen Electric Industrial	98,600	1,228,066
Inaba Denki Sangyo Co., Ltd.	39,000	1,617,998
Inabata & Co., Ltd.	60,100	800,871
Itochu Enex Co., Ltd.	183,901	1,973,548
Iwatani Corp.	19,000	578,110
Iyo Bank Ltd. (The)(a)	213,500	1,727,877
Japan Radio Co., Ltd.(a)	36,400	550,917
Japan Wool Textile Co., Ltd. (The)	94,400	852,045
K’s Holdings Corp.(a)	77,401	1,714,216
kabu.com Securities Co., Ltd.	558,101	1,695,647
Kaga Electronics Co., Ltd.	58,200	1,721,725
Kandenko Co., Ltd.	143,000	1,500,315
Kaneka Corp.	153,000	1,187,954
Kansai Urban Banking Corp.	74,600	927,157
Kasai Kogyo Co., Ltd.	48,100	728,989
Kato Sangyo Co., Ltd.	45,800	1,377,275
Kato Works Co., Ltd.	47,300	1,411,878
Keiyo Bank Ltd. (The)	189,000	876,454
Kintetsu World Express, Inc.	59,200	981,364
Kitagawa Iron Works Co., Ltd.	48,300	1,136,647
Kitano Construction Corp.	305,000	1,240,972
Kito Corp.	71,700	893,025
Kiyo Bank Ltd. (The)	49,850	836,111
Koa Corp.	88,000	1,632,337
Kobe Bussan Co., Ltd.(a)	15,100	677,431
Koei Tecmo Holdings Co., Ltd.	57,700	1,211,257
Kohnan Shoji Co., Ltd.	73,600	1,381,573
Kokuyo Co., Ltd.	125,600	2,125,599
Konoike Transport Co., Ltd.	47,400	721,748
Kumagai Gumi Co., Ltd.	17,900	539,870
Kurabo Industries Ltd.	373,955	1,026,537
Kuroda Electric Co., Ltd.	56,200	979,562
KYB Corp.	15,080	910,964
Kyoei Steel Ltd.	36,900	574,980
KYORIN Holdings, Inc.	48,790	981,738
Kyosan Electric Manufacturing Co., Ltd.	315,000	1,648,248
Kyoto Kimono Yuzen Co., Ltd.(a)	195,800	1,589,848
Kyowa Exeo Corp.	91,300	1,812,779

Kyudenko Corp.	36,300	$1,406,014
Leopalace21 Corp.	246,200	1,714,750
Lintec Corp.	51,230	1,388,100
Macnica Fuji Electronics Holdings, Inc.	56,400	1,038,163
Maeda Road Construction Co., Ltd.	54,000	1,161,409
Mandom Corp.	60,460	1,662,361
Marubun Corp.	123,300	933,253
Maruha Nichiro Corp.	45,700	1,343,819
Matsui Securities Co., Ltd.(a)	134,640	1,014,300
Max Co., Ltd.	58,547	810,863
MegaChips Corp.(a)	40,100	1,314,520
Megmilk Snow Brand Co., Ltd.	49,200	1,337,467
Meitec Corp.	45,000	2,254,697
Minato Bank Ltd. (The)(a)	37,721	684,283
Ministop Co., Ltd.	42,800	830,791
Miraca Holdings, Inc.	34,700	1,612,233
Mitsubishi Research Institute, Inc.	27,600	812,810
Mitsubishi Shokuhin Co., Ltd.	37,700	1,100,204
Mitsubishi Steel Manufacturing Co., Ltd.	47,800	1,220,001
Mitsui Matsushima Co., Ltd.	56,500	760,929
Mitsui Mining & Smelting Co., Ltd.	46,564	2,411,667
Miyazaki Bank Ltd. (The)	17,265	625,768
Morinaga Milk Industry Co., Ltd.	60,600	2,314,929
MTI Ltd.	105,800	634,433
Musashino Bank Ltd. (The)	16,345	485,711
Nachi-Fujikoshi Corp.	279,000	1,568,933
Nagaileben Co., Ltd.	39,300	987,693
Nagase & Co., Ltd.	101,300	1,696,358
Nanto Bank Ltd. (The)	19,500	547,417
NEC Networks & System Integration Corp.	42,401	1,011,386
NHK Spring Co., Ltd.	144,100	1,552,821
Nichi-iko Pharmaceutical Co., Ltd.(a)	41,800	649,475
Nichias Corp.	131,000	1,616,479
Nichiha Corp.	62,401	2,339,379
Nichireki Co., Ltd.	125,000	1,594,634
Nihon Kohden Corp.	33,000	712,975
Nihon Nohyaku Co., Ltd.	139,200	779,070
Nihon Parkerizing Co., Ltd.	73,501	1,175,337
Nihon Unisys Ltd.	81,600	1,304,121
Nikkon Holdings Co., Ltd.	60,200	1,487,819
Nippo Corp.	45,000	962,244
Nippon Denko Co., Ltd.(a)	371,500	1,478,541
Nippon Flour Mills Co., Ltd.	136,897	2,084,497
Nippon Kayaku Co., Ltd.	98,699	1,519,525
Nippon Koei Co., Ltd.	40,200	1,366,011
Nippon Light Metal Holdings Co., Ltd.	542,200	1,541,367
Nippon Paper Industries Co., Ltd.(a)	93,038	1,729,094
Nippon Shokubai Co., Ltd.	26,200	1,850,398
Nippon Steel & Sumikin Bussan Corp.	35,873	1,975,859
Nippon Thompson Co., Ltd.	135,800	751,596
Nipro Corp.(a)	209,091	2,879,146
Nishi-Nippon Railroad Co., Ltd.(a)	56,600	1,361,140
Nishimatsu Construction Co., Ltd.	54,400	1,570,648
Nishimatsuya Chain Co., Ltd.	81,600	912,667

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Nishio Rent All Co., Ltd.	17,300	$575,565
Nisshinbo Holdings, Inc.	128,900	1,524,150
Nissin Electric Co., Ltd.	58,000	714,147
Nitta Corp.	30,100	1,093,670
Noevir Holdings Co., Ltd.	42,100	2,318,838
NOF Corp.	46,900	1,324,941
Noritake Co., Ltd.	34,200	1,634,576
North Pacific Bank Ltd.	393,300	1,243,857
NS Solutions Corp.	87,000	1,918,305
NS United Kaiun Kaisha Ltd.	52,500	1,148,736
NSD Co., Ltd.	91,400	1,694,592
NTN Corp.	462,000	1,953,645
Obara Group, Inc.	12,500	707,369
Ogaki Kyoritsu Bank Ltd. (The)	31,400	878,692
Ohsho Food Service Corp.	39,800	1,598,152
Oita Bank Ltd. (The)	36,000	1,493,537
Okamura Corp.	60,600	691,787
Okasan Securities Group, Inc.	380,000	2,180,784
Oki Electric Industry Co., Ltd.	60,200	801,668
OKUMA Corp.	17,200	941,252
Okumura Corp.	51,000	1,948,208
Okuwa Co., Ltd.	69,000	712,282
Onoken Co., Ltd.	79,200	1,325,570
Onward Holdings Co., Ltd.	169,000	1,283,658
Open House Co., Ltd.	28,700	1,002,008
OSG Corp.	45,300	1,030,231
Paltac Corp.	91,276	3,555,681
Paramount Bed Holdings Co., Ltd.	27,800	1,194,092
Penta-Ocean Construction Co., Ltd.	118,900	749,958
Plenus Co., Ltd.	55,400	1,224,002
Press Kogyo Co., Ltd.	137,000	749,718
Raysum Co., Ltd.	74,100	628,663
Rengo Co., Ltd.	266,100	1,581,494
Resorttrust, Inc.(a)	58,900	1,053,309
Riso Kagaku Corp.	44,500	809,235
Rohto Pharmaceutical Co., Ltd.	49,400	1,112,504
Roland DG Corp.	38,500	985,373
Round One Corp.	129,900	1,746,002
Ryobi Ltd.	50,200	1,351,273
Ryoden Corp.	26,401	399,649
Ryosan Co., Ltd.	38,686	1,534,518
Sac’s Bar Holdings, Inc.	50,100	648,921
Saibu Gas Co., Ltd.	45,500	1,139,875
Saizeriya Co., Ltd.	47,801	1,314,299
San-Ai Oil Co., Ltd.	96,600	1,070,139
San-In Godo Bank Ltd. (The)	93,187	807,154
Sangetsu Corp.	72,200	1,239,840
Sankyu, Inc.	68,800	2,909,323
Sanoh Industrial Co., Ltd.	180,000	1,506,330
Sanrio Co., Ltd.(a)	53,673	1,018,006
Sanshin Electronics Co., Ltd.	58,500	867,379
Sanwa Holdings Corp.	229,500	2,632,119
Sanyo Chemical Industries Ltd.	18,000	1,047,395
Sanyo Denki Co., Ltd.	24,200	1,365,167

Sanyo Housing Nagoya Co., Ltd.	117,700	$1,132,404
Sapporo Holdings Ltd.	57,600	1,553,023
Sato Holdings Corp.	27,000	638,511
Sawai Pharmaceutical Co., Ltd.(a)	26,900	1,527,038
Seiko Holdings Corp.(a)	24,200	544,562
Seino Holdings Co., Ltd.	135,483	1,900,481
Senko Group Holdings Co., Ltd.	193,800	1,380,781
Senshu Ikeda Holdings, Inc.	321,200	1,235,549
Shibusawa Warehouse Co., Ltd. (The)	62,600	1,115,027
Shiga Bank Ltd. (The)(a)	133,000	739,644
Shimachu Co., Ltd.	59,600	1,565,119
Shinko Plantech Co., Ltd.	126,600	1,110,063
Shinmaywa Industries Ltd.	102,800	932,428
Ship Healthcare Holdings, Inc.	51,800	1,599,120
Shoei Co., Ltd.	37,000	1,140,585
Sotetsu Holdings, Inc.(a)	67,000	1,618,976
St. Marc Holdings Co., Ltd.	25,800	758,655
Star Micronics Co., Ltd.	43,500	748,927
Starts Corp., Inc.	47,500	1,220,784
Sumitomo Bakelite Co., Ltd.	353,000	2,599,716
Sumitomo Osaka Cement Co., Ltd.	392,000	1,734,251
Sumitomo Riko Co., Ltd.	76,950	773,841
Sumitomo Seika Chemicals Co., Ltd.	12,200	583,094
T-Gaia Corp.	80,900	1,571,788
Tadano Ltd.	56,100	655,368
Taiho Kogyo Co., Ltd.	44,800	680,169
Taikisha Ltd.	19,400	534,269
Taiyo Holdings Co., Ltd.	38,659	1,799,611
Taiyo Yuden Co., Ltd.	53,600	792,822
Takara Leben Co., Ltd.(a)	165,900	810,598
Takasago Thermal Engineering Co., Ltd.	122,601	2,023,654
Tamron Co., Ltd.	41,800	806,924
Tatsuta Electric Wire and Cable Co., Ltd.	333,800	2,544,311
TechnoPro Holdings, Inc.	41,000	1,941,367
TIS, Inc.	55,200	1,628,073
Toagosei Co., Ltd.	130,600	1,748,449
Tocalo Co., Ltd.	46,400	1,786,914
Toda Corp.	159,000	1,238,778
Toei Co., Ltd.	6,700	743,419
Toho Bank Ltd. (The)	144,472	542,901
Toho Holdings Co., Ltd.	39,400	752,893
TOKAI Holdings Corp.	196,400	1,517,950
Tokai Rika Co., Ltd.	41,722	825,063
Tokai Tokyo Financial Holdings, Inc.	467,500	2,770,155
Tokyo Ohka Kogyo Co., Ltd.	14,700	522,365
Tokyo Seimitsu Co., Ltd.	41,200	1,458,553
Tokyu Construction Co., Ltd.	92,800	760,933
TOMONY Holdings, Inc.	210,090	949,992
Topcon Corp.	53,000	933,203
Toppan Forms Co., Ltd.	101,300	1,074,510
Topy Industries Ltd.	18,100	604,593
Toshiba Plant Systems & Services Corp.	52,300	879,062
Towa Bank Ltd. (The)	93,400	1,000,670
Toyo Ink SC Holdings Co., Ltd.	360,001	2,024,436

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Toyo Kohan Co., Ltd.	216,300	$1,006,896
Toyo Tire & Rubber Co., Ltd.	123,900	2,783,664
Toyobo Co., Ltd.	98,869	1,882,265
TPR Co., Ltd.	26,300	882,001
Trusco Nakayama Corp.	43,000	1,047,448
TS Tech Co., Ltd.	46,233	1,552,532
Tsubaki Nakashima Co., Ltd.(a)	39,700	832,337
Tsubakimoto Chain Co.	99,000	790,663
Tsumura & Co.	75,601	2,720,064
Ube Industries Ltd.	80,077	2,312,005
UKC Holdings Corp.	31,400	542,279
Union Tool Co.	15,100	468,165
Universal Entertainment Corp.(a)	31,700	932,146
Unizo Holdings Co., Ltd.	26,800	621,163
Valor Holdings Co., Ltd.	50,700	1,082,777
Vital KSK Holdings, Inc.	99,700	826,368
VT Holdings Co., Ltd.	124,100	709,993
Wacoal Holdings Corp.	45,168	1,288,049
Wowow, Inc.	25,400	804,433
Xebio Holdings Co., Ltd.	40,600	794,579
YAMABIKO Corp.	83,200	1,142,693
Yamanashi Chuo Bank Ltd. (The)	169,000	710,141
Yamatane Corp.	73,400	1,240,885
Yamazen Corp.	105,800	1,143,860
Yorozu Corp.	33,700	720,015
Yuasa Trading Co., Ltd.	27,348	965,738
Yumeshin Holdings Co., Ltd.(a)	146,900	1,016,613
Zenrin Co., Ltd.	51,800	1,573,811
Zeon Corp.	68,000	881,375
Zojirushi Corp.(a)	52,600	503,734

Total Japan		426,332,221
Netherlands – 1.6%
Accell Group	56,096	1,734,180
Amsterdam Commodities N.V.	42,903	1,256,839
Arcadis N.V.	68,780	1,482,718
BE Semiconductor Industries N.V.	91,801	6,386,819
Beter Bed Holding N.V.	55,604	1,053,404
Corbion N.V.	101,155	3,258,701
Flow Traders(b)	67,745	1,822,004
Intertrust N.V.(b)	109,546	1,779,402
Koninklijke BAM Groep N.V.	194,526	1,112,588
PostNL N.V.	540,198	2,327,138
Refresco Group N.V.(b)	80,848	1,628,657
TKH Group N.V. CVA	53,224	3,458,159

Total Netherlands		27,300,609
New Zealand – 4.2%
Air New Zealand Ltd.	3,503,869	8,536,032
Chorus Ltd.(a)	797,592	2,260,191
Contact Energy Ltd.	1,371,446	5,452,801
EBOS Group Ltd.(a)	290,037	3,591,609
Fonterra Co-operative Group Ltd.(a)	262,930	1,186,050
Freightways Ltd.	301,840	1,697,597
Genesis Energy Ltd.	4,504,667	7,782,854

Heartland Bank Ltd.	1,531,920	$2,015,514
Infratil Ltd.	1,332,643	3,005,707
Investore Property Ltd.(a)	1,118,583	1,083,556
Kathmandu Holdings Ltd.	895,917	1,534,951
Kiwi Property Group Ltd.	2,843,090	2,774,615
Mainfreight Ltd.	100,745	1,814,888
Metro Performance Glass Ltd.(a)	1,005,253	726,697
Michael Hill International Ltd.	927,771	797,133
NZME Ltd.	859,625	546,852
NZX Ltd.(a)	1,311,520	1,118,756
Port of Tauranga Ltd.(a)	419,750	1,298,712
Restaurant Brands New Zealand Ltd.(a)	346,547	1,708,539
Scales Corp., Ltd.	362,411	969,352
Skellerup Holdings Ltd.(a)	394,331	481,755
SKY Network Television Ltd.	1,400,121	2,732,799
SKYCITY Entertainment Group Ltd.(a)	1,265,258	3,429,957
Steel & Tube Holdings Ltd.(a)	298,439	457,372
Tegel Group Holdings Ltd.(a)	1,451,804	1,374,857
Trade Me Group Ltd.(a)	1,142,383	3,774,037
Trustpower Ltd.	757,777	3,007,406
Z Energy Ltd.	954,495	5,078,433

Total New Zealand		70,239,022
Norway – 3.3%
American Shipping Co. ASA*	440,187	1,271,849
Arcus ASA(b)	194,748	1,061,777
Atea ASA*	251,885	3,322,478
Austevoll Seafood ASA	796,638	8,306,340
Borregaard ASA	154,174	1,728,582
Ekornes ASA	105,513	1,497,804
Entra ASA(b)	298,353	4,085,333
Europris ASA(b)	511,184	2,459,499
Grieg Seafood ASA	293,009	2,885,809
Norway Royal Salmon ASA	119,452	2,513,500
Ocean Yield ASA	514,601	4,622,184
Protector Forsikring ASA	136,740	1,344,159
Selvaag Bolig ASA	257,767	1,100,973
SpareBank 1 Nord Norge	178,350	1,383,505
SpareBank 1 SMN	193,867	1,978,781
SpareBank 1 SR-Bank ASA	350,008	3,770,359
Sparebanken Vest	245,741	1,728,766
TGS Nopec Geophysical Co. ASA	129,708	3,087,781
Tomra Systems ASA	175,829	2,639,544
Veidekke ASA	234,541	2,939,018
Weifa ASA	212,675	929,750

Total Norway		54,657,791
Portugal – 1.2%
Altri, SGPS, S.A.	735,792	3,886,503
CTT-Correios de Portugal S.A.	319,254	1,924,097
Mota-Engil, SGPS, S.A.	488,767	1,832,845
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,544,362	5,028,098
Semapa-Sociedade de Investimento e Gestao	116,297	2,228,652
Sonae Capital, SGPS, S.A.	927,836	955,389
Sonae, SGPS, S.A.	3,766,797	4,546,620

Total Portugal		20,402,204

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Singapore – 3.7%
Accordia Golf Trust	1,138,200	$611,868
Asian Pay Television Trust	3,768,617	1,581,878
Boustead Singapore Ltd.	1,235,000	836,702
Bukit Sembawang Estates Ltd.(a)	530,500	2,472,893
Centurion Corp., Ltd.	2,057,200	765,040
China Aviation Oil Singapore Corp., Ltd.(a)	833,100	981,597
Chip Eng Seng Corp., Ltd.	992,260	558,989
CITIC Envirotech Ltd.	1,180,400	634,554
CWT Ltd.(a)	941,476	1,622,338
Far East Orchard Ltd.	1,206,300	1,301,395
GuocoLand Ltd.(a)	2,290,600	3,829,053
Ho Bee Land Ltd.(a)	616,700	1,058,147
Hong Fok Corp., Ltd.	823,800	494,420
iFAST Corp., Ltd.	1,238,700	848,331
Indofood Agri Resources Ltd.	1,403,100	464,962
Japfa Ltd.(a)	2,319,600	956,571
Jumbo Group Ltd.(a)	1,497,300	634,005
Keppel Infrastructure Trust	10,190,288	4,127,294
Keppel Telecommunications & Transportation Ltd.	771,600	846,632
Lian Beng Group Ltd.	2,304,600	1,077,669
OUE Ltd.	1,539,300	2,210,416
Oxley Holdings Ltd.	2,391,400	959,765
Q&M Dental Group Singapore Ltd.(a)	1,946,200	924,407
QAF Ltd.	1,011,800	901,563
Raffles Medical Group Ltd.(a)	1,828,500	1,514,829
Sembcorp Marine Ltd.(a)	2,193,300	2,818,446
Sheng Siong Group Ltd.(a)	2,751,500	1,864,119
SIIC Environment Holdings Ltd.	3,249,900	1,280,383
Singapore Post Ltd.(a)	4,943,800	4,550,794
UMS Holdings Ltd.(a)	2,681,568	1,974,718
United Engineers Ltd.	1,102,389	2,199,988
UPP Holdings Ltd.(a)	3,810,800	729,635
Venture Corp., Ltd.	733,744	9,531,459
Wheelock Properties Singapore Ltd.	1,530,300	2,118,608
Wing Tai Holdings Ltd.	862,300	1,371,603
Yanlord Land Group Ltd.	1,317,800	1,795,302

Total Singapore		62,450,373
Spain – 1.0%
Applus Services S.A.	90,056	1,128,520
Construcciones y Auxiliar de Ferrocarriles S.A.	18,222	737,384
Elecnor S.A.	49,205	685,826
Ence Energia y Celulosa S.A.	723,594	3,763,902
Euskaltel S.A.(b)	99,990	900,037
Faes Farma S.A.	415,815	1,391,161
Obrascon Huarte Lain S.A.*(a)	177,034	639,589
Papeles y Cartones de Europa S.A.	133,610	1,255,731
Saeta Yield S.A.	236,246	2,697,940
Tecnicas Reunidas S.A.(a)	120,528	3,810,845

Total Spain		17,010,935
Sweden – 5.1%
Acando AB	609,288	2,194,597
AddTech AB Class B	59,437	1,190,582

AF AB Class B	106,013	$2,470,327
Alimak Group AB(b)	56,069	1,020,080
Atrium Ljungberg AB Class B	186,632	3,246,828
Avanza Bank Holding AB	37,065	1,549,380
Bergman & Beving AB Class B	34,918	467,364
Betsson AB*	220,803	2,008,566
Bilia AB Class A	283,911	3,130,470
Bravida Holding AB(b)	146,140	1,067,983
Bulten AB	49,017	756,662
Byggmax Group AB	98,586	827,353
Capio AB(b)	91,408	534,180
Clas Ohlson AB Class B	104,687	1,936,665
Com Hem Holding AB	184,743	2,634,546
Coor Service Management Holding AB(b)	188,445	1,339,052
Dometic Group AB(b)	311,500	2,642,790
Duni AB	121,337	1,902,778
Dustin Group AB(b)	93,499	787,525
Evolution Gaming Group AB(b)	14,001	890,248
Granges AB	83,385	952,624
Hemfosa Fastigheter AB	319,320	4,049,032
HIQ International AB*	165,489	1,236,755
Intrum Justitia AB(a)	91,903	3,242,701
Inwido AB	60,978	775,079
ITAB Shop Concept AB Class B	100,927	788,265
KappAhl AB	124,736	783,196
KNOW IT AB	133,571	2,135,539
Kungsleden AB	245,950	1,688,913
Lifco AB Class B	35,871	1,167,230
Loomis AB Class B	90,726	3,597,984
Magnolia Bostad AB(a)	75,283	756,303
Mekonomen AB	45,659	1,032,066
Modern Times Group MTG AB Class B	126,331	4,565,798
MQ Holding AB	254,217	1,002,871
Mycronic AB(a)	225,933	3,093,228
NetEnt AB*	249,002	1,927,990
Nobia AB	245,082	2,438,104
Nobina AB(b)	225,879	1,317,248
Nolato AB Class B	51,989	2,503,161
Nordax Group AB(b)	239,166	1,406,454
Nordic Waterproofing Holding A/S(b)	51,362	585,207
NP3 Fastigheter AB	191,999	1,138,490
Platzer Fastigheter Holding AB Class B	150,194	933,842
Recipharm AB Class B(a)	32,504	384,281
Resurs Holding AB(a)(b)	521,091	3,677,230
Rottneros AB	670,067	545,915
Scandi Standard AB	110,470	808,662
Thule Group AB(b)	58,626	1,256,936
Wihlborgs Fastigheter AB	129,512	3,160,706

Total Sweden		85,549,786
Switzerland – 1.4%
Ascom Holding AG Registered Shares	50,909	1,120,671
Daetwyler Holding AG Bearer Shares	5,346	846,432
EFG International AG*	503,020	4,356,457
GAM Holding AG*	365,966	5,673,305

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Implenia AG Registered Shares	24,198	$1,601,780
Kudelski S.A. Bearer Shares	55,253	690,948
Mobilezone Holding AG Registered Shares	138,701	1,748,814
Oriflame Holding AG	64,119	2,180,675
Tecan Group AG Registered Shares	8,264	1,711,560
Valiant Holding AG Registered Shares	20,681	2,248,492
Zehnder Group AG	16,606	583,510

Total Switzerland		22,762,644
United Kingdom – 16.1%
A.G. Barr PLC	87,012	$721,451
AA PLC	1,394,145	3,170,420
Abcam PLC	150,837	2,064,178
Ascential PLC	171,462	790,194
AVEVA Group PLC	18,536	605,556
Balfour Beatty PLC	356,269	1,286,744
BCA Marketplace PLC(a)	1,150,422	3,387,902
BGEO Group PLC	57,208	2,502,151
Big Yellow Group PLC	235,105	2,387,794
Bodycote PLC	107,984	1,327,795
Bovis Homes Group PLC	154,190	2,263,147
Braemar Shipping Services PLC(a)	191,660	809,993
Brewin Dolphin Holdings PLC	512,397	2,399,914
Britvic PLC	449,280	4,553,976
Card Factory PLC	429,155	1,773,965
Carillion PLC(a)	540,810	371,859
Central Asia Metals PLC(a)	403,905	1,257,206
Chesnara PLC	405,946	2,147,233
Cineworld Group PLC	311,099	2,827,790
Clarkson PLC	33,153	1,272,565
Clinigen Group PLC*	58,331	834,249
CMC Markets PLC(b)	872,095	1,895,475
Communisis PLC	912,249	709,873
Computacenter PLC	150,678	1,995,291
Concentric AB	51,709	872,655
Connect Group PLC	1,117,164	1,513,831
Consort Medical PLC	95,925	1,398,945
Costain Group PLC	212,338	1,276,989
Countryside Properties PLC(b)	385,550	1,795,972
Cranswick PLC	64,130	2,539,901
Crest Nicholson Holdings PLC	507,967	3,768,771
Dairy Crest Group PLC(a)	304,818	2,513,053
De La Rue PLC	81,067	705,331
Debenhams PLC	3,173,665	2,107,684
Dechra Pharmaceuticals PLC	98,643	2,699,825
Devro PLC	267,232	854,202
DFS Furniture PLC	296,875	876,265
Dignity PLC	17,089	528,707
Diploma PLC	125,422	1,790,418
Domino’s Pizza Group PLC	698,823	2,908,360
Drax Group PLC	108,905	454,848
Dunelm Group PLC	458,244	4,349,731
Elegant Hotels Group PLC(a)	982,580	1,146,902
Elementis PLC	870,742	3,164,737
EMIS Group PLC	79,937	989,358
Epwin Group PLC	410,285	432,110

Equiniti Group PLC(b)	302,230	$1,221,326
Essentra PLC	398,374	2,952,993
esure Group PLC	221,094	837,389
Euromoney Institutional Investor PLC	129,513	2,034,742
FDM Group Holdings PLC	139,470	1,800,093
Fenner PLC	737,113	3,335,225
Ferrexpo PLC	225,388	884,194
Fidessa Group PLC	34,036	1,026,079
Galliford Try PLC	191,613	3,478,259
Games Workshop Group PLC	93,191	2,461,834
Gamma Communications PLC	75,284	600,978
Gattaca PLC	177,078	715,106
Genus PLC	50,549	1,422,844
Go-Ahead Group PLC	101,339	2,315,423
Greggs PLC	193,729	3,241,158
Halfords Group PLC	279,429	1,314,010
Hastings Group Holdings PLC(b)	743,448	3,034,233
Helical PLC	157,154	633,591
Henry Boot PLC	276,363	1,116,055
Hill & Smith Holdings PLC	153,238	2,598,679
Hilton Food Group PLC	68,272	664,995
Huntsworth PLC	785,664	774,753
Ibstock PLC(b)	481,804	1,471,881
ITE Group PLC	392,196	945,826
J D Wetherspoon PLC	74,129	1,248,162
James Fisher & Sons PLC	57,053	1,190,277
James Halstead PLC	227,503	1,339,194
John Laing Group PLC(b)	399,245	1,527,665
John Menzies PLC	89,583	864,760
Johnson Service Group PLC	553,480	1,095,300
Just Group PLC	911,536	1,796,531
Kcom Group PLC	1,263,046	1,677,620
Keller Group PLC	71,955	790,167
Kier Group PLC	51,812	808,443
Lookers PLC	600,566	966,899
Low & Bonar PLC	983,712	1,045,939
M&C Saatchi PLC	115,781	502,517
Marshalls PLC	259,844	1,519,982
Marston’s PLC	1,286,867	1,876,732
McBride PLC*	279,413	789,111
McCarthy & Stone PLC(b)	816,937	1,638,585
McColl’s Retail Group PLC	397,127	1,439,906
Millennium & Copthorne Hotels PLC	189,833	1,146,102
Mitchells & Butlers PLC	343,577	1,161,619
Moneysupermarket.com Group PLC	668,116	2,850,481
Morgan Advanced Materials PLC	341,225	1,424,230
Morgan Sindall Group PLC	36,929	707,514
N Brown Group PLC	397,179	1,871,457
National Express Group PLC	904,806	4,296,108
NCC Group PLC(a)	296,617	861,575
Northgate PLC	211,376	1,230,083
Novae Group PLC	142,895	1,368,845
Numis Corp. PLC	260,902	982,735
OneSavings Bank PLC	293,556	1,587,607
Oxford Instruments PLC	48,818	634,990

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2017

Investments	Shares	Value

Pagegroup PLC	1,035,709	$6,918,613
Pan African Resources PLC	6,624,217	1,155,359
PayPoint PLC	79,505	1,018,145
Pendragon PLC	2,100,065	901,617
Pets at Home Group PLC(a)	1,163,464	3,335,774
Photo-Me International PLC	1,050,754	2,452,954
Polar Capital Holdings PLC	132,342	788,795
Polypipe Group PLC	202,331	1,144,464
QinetiQ Group PLC	543,186	1,799,322
Rank Group PLC	721,828	2,149,938
Redde PLC	932,316	2,251,515
Redrow PLC	322,900	2,566,821
Renewi PLC(a)	800,752	1,093,129
Restaurant Group PLC (The)	351,564	1,423,989
Ricardo PLC	94,411	1,050,065
Rotork PLC	895,952	3,130,148
RPS Group PLC	186,833	723,167
RWS Holdings PLC	426,894	2,272,355
Safestore Holdings PLC	216,897	1,270,796
Savills PLC	186,419	2,329,765
Senior PLC	159,910	591,925
Servelec Group PLC	124,008	410,947
SIG PLC	629,667	1,502,886
Soco International PLC	947,869	1,468,823
Spire Healthcare Group PLC(b)	122,581	369,872
Spirent Communications PLC	652,320	840,178
St. Modwen Properties PLC	178,380	894,591
SThree PLC	293,488	1,385,044
Stock Spirits Group PLC	461,109	1,484,752
SuperGroup PLC	120,998	2,758,105
Synthomer PLC	354,134	2,320,030
TalkTalk Telecom Group PLC(a)	4,096,789	11,526,068
TBC Bank Group PLC	41,881	932,748
Ted Baker PLC	47,331	1,682,793
Telecom Plus PLC	155,134	2,260,351
Thomas Cook Group PLC	472,482	762,588
Topps Tiles PLC	606,513	614,365
TT electronics PLC	205,314	628,048
Tyman PLC	120,961	523,377
U & I Group PLC	264,684	660,511
Ultra Electronics Holdings PLC	82,843	1,998,410
Unite Group PLC (The)	351,575	3,242,872
Vedanta Resources PLC	784,727	9,180,667
Vertu Motors PLC	973,380	623,584
Vesuvius PLC	536,655	4,248,018
Victrex PLC	128,768	4,096,177
Virgin Money Holdings UK PLC	231,190	888,654
Volution Group PLC	324,673	866,839
WH Smith PLC	151,652	4,112,005
Wincanton PLC	147,334	466,009
Xaar PLC	183,004	1,093,824
ZPG PLC(b)	285,956	1,387,672

Total United Kingdom		270,767,582
TOTAL COMMON STOCKS (Cost: $1,331,239,138)		1,668,798,320

RIGHTS – 0.0%
United Kingdom – 0.0%
Equiniti Group PLC, expiring 10/16/17* (Cost $0)	64,764	$99,924
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	26,594	1,847,485
WisdomTree Japan SmallCap Dividend Fund(c)	20,009	1,501,075
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,869,435)		3,348,560
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.5%
United States – 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $108,787,957)(e)	108,787,957	108,787,957
TOTAL INVESTMENTS IN SECURITIES – 106.1% (Cost: $1,442,896,530)		1,781,034,761
Other Assets less Liabilities – (6.1)%		(101,744,070)

NET ASSETS – 100.0%		$1,679,290,691

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $49,880, which represent less than 0.01% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $148,527,341 and the total market value of the collateral held by the Fund was $156,736,335. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $47,948,378.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.1%
Japan – 99.1%
Auto Components – 16.4%
Aisin Seiki Co., Ltd.	1,250	$65,851
Bridgestone Corp.	4,152	188,337
Daikyonishikawa Corp.	400	6,439
Denso Corp.	3,218	162,751
Exedy Corp.	200	6,085
FCC Co., Ltd.	268	5,966
Futaba Industrial Co., Ltd.	300	3,374
Keihin Corp.	377	6,451
Koito Manufacturing Co., Ltd.	786	49,297
KYB Corp.	200	12,082
Mitsuba Corp.	377	5,844
Musashi Seimitsu Industry Co., Ltd.	200	6,236
NGK Spark Plug Co., Ltd.	1,137	24,192
NHK Spring Co., Ltd.	1,713	18,459
Nifco, Inc.	300	18,309
Nissin Kogyo Co., Ltd.(a)	368	6,581
NOK Corp.	865	19,365
Pacific Industrial Co., Ltd.	600	8,001
Piolax, Inc.	200	5,659
Press Kogyo Co., Ltd.	700	3,831
Showa Corp.	400	4,911
Stanley Electric Co., Ltd.	968	33,151
Sumitomo Electric Industries Ltd.	4,919	80,319
Sumitomo Rubber Industries Ltd.	1,267	23,209
Tachi-S Co., Ltd.	300	5,554
Tokai Rika Co., Ltd.	324	6,407
Topre Corp.	279	8,564
Toyo Tire & Rubber Co., Ltd.	729	16,379
Toyoda Gosei Co., Ltd.	526	12,425
Toyota Boshoku Corp.	556	11,771
TPR Co., Ltd.	200	6,707
TS Tech Co., Ltd.	390	13,096
Unipres Corp.	263	7,313
Yokohama Rubber Co., Ltd. (The)	849	17,498

Total Auto Components		870,414
Automobiles – 28.1%
Honda Motor Co., Ltd.	10,930	323,535
Isuzu Motors Ltd.	3,836	50,810
Mazda Motor Corp.	3,836	58,785
Mitsubishi Motors Corp.	4,753	37,580
Nissan Motor Co., Ltd.	14,553	144,089
Nissan Shatai Co., Ltd.	562	6,201
Subaru Corp.	3,957	142,721
Suzuki Motor Corp.	2,609	136,795
Toyota Motor Corp.	8,934	532,556
Yamaha Motor Co., Ltd.	1,930	57,781

Total Automobiles		1,490,853
Building Products – 5.8%
Aica Kogyo Co., Ltd.	450	15,111
Asahi Glass Co., Ltd.	1,507	55,894

Bunka Shutter Co., Ltd.	436	$3,261
Central Glass Co., Ltd.	356	7,755
Daikin Industries Ltd.	1,768	178,975
Nippon Sheet Glass Co., Ltd.*	665	5,169
Nitto Boseki Co., Ltd.	193	5,921
Noritz Corp.	276	4,958
Sanwa Holdings Corp.	1,535	17,605
Sekisui Jushi Corp.	300	5,557
Takasago Thermal Engineering Co., Ltd.	412	6,801

Total Building Products		307,007
Chemicals – 2.0%
Chugoku Marine Paints Ltd.	500	4,180
Kansai Paint Co., Ltd.	1,732	43,575
Nippon Paint Holdings Co., Ltd.	1,220	41,456
Sakata INX Corp.	200	3,690
Toyo Ink SC Holdings Co., Ltd.	2,000	11,247

Total Chemicals		104,148
Construction & Engineering – 2.2%
COMSYS Holdings Corp.	776	18,537
Hibiya Engineering Ltd.	200	4,149
JGC Corp.	1,664	26,919
Kandenko Co., Ltd.	563	5,907
Kinden Corp.	900	14,488
Kyowa Exeo Corp.	579	11,496
Kyudenko Corp.	326	12,627
Mirait Holdings Corp.	419	5,036
Nippon Densetsu Kogyo Co., Ltd.	401	8,432
Taikisha Ltd.	259	7,133
Toshiba Plant Systems & Services Corp.	200	3,362

Total Construction & Engineering		118,086
Electrical Equipment – 10.0%
Daihen Corp.	470	4,167
Fuji Electric Co., Ltd.	4,547	25,206
Fujikura Ltd.	2,002	16,078
Furukawa Electric Co., Ltd.	409	22,455
GS Yuasa Corp.	3,000	15,751
Idec Corp.	100	2,052
Mabuchi Motor Co., Ltd.	400	20,006
Mitsubishi Electric Corp.	12,710	198,500
Nidec Corp.	1,652	202,822
Nissin Electric Co., Ltd.	300	3,694
Nitto Kogyo Corp.	200	3,534
Sinfonia Technology Co., Ltd.	1,000	4,282
Ushio, Inc.	735	9,801

Total Electrical Equipment		528,348
Machinery – 29.1%
Aida Engineering Ltd.	400	4,719
Amada Holdings Co., Ltd.	2,395	26,277
CKD Corp.	410	8,050
Daifuku Co., Ltd.	738	36,321
DMG Mori Co., Ltd.	816	14,643
Ebara Corp.	658	21,833

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2017

Investments	Shares	Value

FANUC Corp.	1,172	$237,284
Fuji Machine Manufacturing Co., Ltd.	700	13,034
Fukushima Industries Corp.	100	3,691
Furukawa Co., Ltd.	271	4,620
Glory Ltd.	431	15,258
Harmonic Drive Systems, Inc.(a)	200	10,323
Hino Motors Ltd.	1,700	20,781
Hirata Corp.	30	3,033
Hitachi Construction Machinery Co., Ltd.	658	19,495
Hitachi Zosen Corp.	853	4,524
Hoshizaki Corp.	300	26,358
IHI Corp.	793	27,528
Japan Steel Works Ltd. (The)	440	10,124
JTEKT Corp.	1,675	23,183
Kawasaki Heavy Industries Ltd.	797	26,423
Kitz Corp.	700	5,702
Komatsu Ltd.	5,523	157,057
Kubota Corp.	7,217	131,145
Kurita Water Industries Ltd.	700	20,211
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	3,369
Makino Milling Machine Co., Ltd.	1,399	12,416
Makita Corp.	1,698	68,409
Meidensha Corp.	1,039	3,969
MINEBEA MITSUMI, Inc.	2,652	41,465
Mitsubishi Heavy Industries Ltd.	1,733	68,475
Mitsui Engineering & Shipbuilding Co., Ltd.	755	9,849
Miura Co., Ltd.	700	15,410
Morita Holdings Corp.	300	4,661
Nabtesco Corp.	778	28,890
Nachi-Fujikoshi Corp.	1,818	10,223
NGK Insulators Ltd.	1,903	35,637
Nitta Corp.	200	7,267
Nittoku Engineering Co., Ltd.	100	4,229
Noritake Co., Ltd.	100	4,779
NSK Ltd.	2,853	38,449
NTN Corp.	4,059	17,164
Obara Group, Inc.	100	5,659
OKUMA Corp.	111	6,085
OSG Corp.	564	12,827
Ryobi Ltd.	120	3,230
Shibuya Corp.	100	3,247
Shima Seiki Manufacturing Ltd.	200	10,518
Shinmaywa Industries Ltd.	651	5,905

SMC Corp.	412	$145,270
Sodick Co., Ltd.	300	3,710
Star Micronics Co., Ltd.	200	3,443
Sumitomo Heavy Industries Ltd.	665	26,660
Tadano Ltd.	912	10,654
Takeuchi Manufacturing Co., Ltd.	200	4,181
Takuma Co., Ltd.	600	7,292
THK Co., Ltd.	782	26,607
Tocalo Co., Ltd.	100	3,851
Toshiba Machine Co., Ltd.	1,000	5,455
Tsubakimoto Chain Co.	1,574	12,571
Tsukishima Kikai Co., Ltd.	300	3,630

Total Machinery		1,547,073

Metals & Mining – 5.5%
Daido Steel Co., Ltd.	271	16,064
Hitachi Metals Ltd.	1,298	18,058
JFE Holdings, Inc.	3,322	64,852
Kobe Steel Ltd.	2,260	25,819
Maruichi Steel Tube Ltd.	500	14,547
Nippon Steel & Sumitomo Metal Corp.	5,500	126,232
Nisshin Steel Co., Ltd.	400	5,114
Sanyo Special Steel Co., Ltd.	144	3,688
Tokyo Steel Manufacturing Co., Ltd.	669	5,509
Topy Industries Ltd.	100	3,340
Yamato Kogyo Co., Ltd.	391	10,577

Total Metals & Mining		293,800
TOTAL COMMON STOCKS (Cost: $4,788,241)		5,259,729
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $15,966)(c)	15,966	15,966
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $4,804,207)		5,275,695
Other Assets less Liabilities – 0.6%		33,489

NET ASSETS – 100.0%		$5,309,184

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)	At September 30, 2017, the total market value of the Fund’s securities on loan was $15,190 and the total market value of the collateral held by the Fund was $15,966.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	116,613,554	JPY	1,035,936	USD	$80	$—
Bank of America N.A.	10/4/2017	1,035,936	USD	113,855,996	JPY	24,419	—
Bank of America N.A.	11/6/2017	1,118,971	USD	125,778,830	JPY	—	(119)
Barclays Bank PLC	10/4/2017	116,613,243	JPY	1,035,936	USD	77	—
Barclays Bank PLC	11/6/2017	1,118,971	USD	125,777,711	JPY	—	(109)
Citibank N.A.	10/4/2017	116,607,442	JPY	1,035,936	USD	25	—

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/4/2017	1,035,936	USD	113,855,789	JPY	$24,421	$—
Citibank N.A.	11/6/2017	1,118,971	USD	125,770,550	JPY	—	(45)
Credit Suisse International	10/4/2017	88,842,099	JPY	789,288	USD	1	—
Credit Suisse International	10/4/2017	1,035,936	USD	113,857,861	JPY	24,402	—
Credit Suisse International	11/6/2017	852,553	USD	95,825,934	JPY	—	(38)
Goldman Sachs	10/4/2017	116,606,717	JPY	1,035,936	USD	19	—
Goldman Sachs	10/4/2017	1,035,936	USD	113,855,789	JPY	24,421	—
Goldman Sachs	11/6/2017	1,118,971	USD	125,768,871	JPY	—	(30)
Morgan Stanley & Co. International	10/4/2017	789,288	USD	86,748,434	JPY	18,599	—
						$116,464	$(341)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 98.9%
Japan – 98.9%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	178,300	$2,955,695
Yusen Logistics Co., Ltd.	170,300	1,553,752

Total Air Freight & Logistics		4,509,447
Airlines – 0.5%
Japan Airlines Co., Ltd.	1,284,900	43,467,323
Auto Components – 6.5%
Aisan Industry Co., Ltd.	148,100	1,423,570
Aisin Seiki Co., Ltd.	810,408	42,692,839
Bridgestone Corp.	3,091,685	140,240,249
Daikyonishikawa Corp.	137,400	2,211,778
Denso Corp.	2,619,379	132,475,678
Eagle Industry Co., Ltd.	146,200	2,682,033
Exedy Corp.	160,000	4,868,298
FCC Co., Ltd.	147,200	3,277,068
G-Tekt Corp.	55,100	1,137,586
H-One Co., Ltd.	75,400	823,897
Koito Manufacturing Co., Ltd.	195,001	12,230,330
KYB Corp.	105,700	6,385,289
Mitsuba Corp.	77,200	1,196,766
Musashi Seimitsu Industry Co., Ltd.	103,400	3,224,217
NGK Spark Plug Co., Ltd.(a)	382,664	8,141,787
NHK Spring Co., Ltd.	368,700	3,973,110
Nifco, Inc.(a)	192,145	11,726,879
Nissin Kogyo Co., Ltd.(a)	302,700	5,413,184
NOK Corp.	287,400	6,434,043
Pacific Industrial Co., Ltd.	345,300	4,604,409
Press Kogyo Co., Ltd.	216,900	1,186,962
Shoei Co., Ltd.	31,700	977,204
Stanley Electric Co., Ltd.	293,107	10,038,000
Sumitomo Electric Industries Ltd.	2,488,383	40,631,173
Sumitomo Riko Co., Ltd.	228,600	2,298,896
Sumitomo Rubber Industries Ltd.	962,891	17,638,531
Tachi-S Co., Ltd.	95,000	1,758,806
Taiho Kogyo Co., Ltd.	84,500	1,282,908
Tokai Rika Co., Ltd.	164,414	3,251,327
Topre Corp.(a)	148,100	4,545,689
Toyo Tire & Rubber Co., Ltd.	303,500	6,818,740
Toyoda Gosei Co., Ltd.	370,200	8,744,830
Toyota Boshoku Corp.	605,336	12,814,958
TPR Co., Ltd.	64,294	2,156,175
TS Tech Co., Ltd.	231,532	7,774,983
Unipres Corp.	81,700	2,271,763
Yokohama Rubber Co., Ltd. (The)	485,300	10,002,185
Yorozu Corp.	146,600	3,132,173

Total Auto Components		532,488,313
Automobiles – 14.4%
Honda Motor Co., Ltd.	7,132,847	211,137,087
Isuzu Motors Ltd.	2,737,800	36,264,023
Mazda Motor Corp.	1,831,615	28,068,546
Mitsubishi Motors Corp.(a)	2,189,801	17,313,755

Nissan Motor Co., Ltd.(a)	25,524,504	$252,716,739
Subaru Corp.(a)	3,933,567	141,876,090
Suzuki Motor Corp.	547,236	28,692,639
Toyota Motor Corp.	7,353,970	438,370,175
Yamaha Motor Co., Ltd.	958,600	28,698,814

Total Automobiles		1,183,137,868
Banks – 9.3%
Mitsubishi UFJ Financial Group, Inc.	45,518,122	295,474,542
Mizuho Financial Group, Inc.(a)	125,275,544	219,356,014
Sumitomo Mitsui Financial Group, Inc.	6,527,900	250,526,611

Total Banks		765,357,167
Beverages – 0.9%
Kirin Holdings Co., Ltd.	1,986,545	46,731,854
Suntory Beverage & Food Ltd.	528,200	23,508,924
Takara Holdings, Inc.	209,700	1,913,222

Total Beverages		72,154,000
Building Products – 1.7%
Aica Kogyo Co., Ltd.	177,500	5,960,556
Asahi Glass Co., Ltd.	669,347	24,825,867
Central Glass Co., Ltd.	175,200	3,816,376
Daikin Industries Ltd.	447,749	45,325,811
LIXIL Group Corp.	1,031,600	27,365,146
Nitto Boseki Co., Ltd.	120,000	3,677,875
Noritz Corp.	106,200	1,907,666
Okabe Co., Ltd.	189,400	1,785,221
Sanwa Holdings Corp.	753,031	8,636,459
Sinko Industries Ltd.	49,600	831,036
TOTO Ltd.	444,700	18,725,874

Total Building Products		142,857,887
Capital Markets – 1.0%
GCA Corp.(a)	117,800	1,079,995
Monex Group, Inc.	975,796	2,617,957
Nomura Holdings, Inc.	14,449,745	80,871,846

Total Capital Markets		84,569,798
Chemicals – 7.0%
ADEKA Corp.	213,000	3,882,877
Asahi Kasei Corp.	3,854,522	47,426,047
Chugoku Marine Paints Ltd.	109,500	915,378
Daicel Corp.	1,127,442	13,581,587
Denka Co., Ltd.	292,415	9,624,646
DIC Corp.	364,153	13,182,814
Fujimi, Inc.	138,600	3,227,207
Hitachi Chemical Co., Ltd.	585,315	16,041,370
JSP Corp.	70,700	2,166,881
JSR Corp.	742,900	14,110,249
Kaneka Corp.	982,000	7,624,644
Kansai Paint Co., Ltd.(a)	289,800	7,291,020
KH Neochem Co., Ltd.(a)	43,400	1,063,746
Kumiai Chemical Industry Co., Ltd.(a)	135,700	975,270
Kuraray Co., Ltd.	1,137,037	21,252,839
Kureha Corp.	95,300	5,181,326
Lintec Corp.	185,247	5,019,352

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Investments	Shares	Value

Mitsubishi Chemical Holdings Corp.	4,438,363	$42,268,246
Mitsubishi Gas Chemical Co., Inc.	674,682	15,805,414
Mitsui Chemicals, Inc.	638,616	19,402,710
Nihon Nohyaku Co., Ltd.	441,700	2,472,092
Nihon Parkerizing Co., Ltd.	203,700	3,257,318
Nippon Kayaku Co., Ltd.	720,000	11,084,796
Nippon Paint Holdings Co., Ltd.	420,200	14,278,550
Nippon Shokubai Co., Ltd.	139,300	9,838,182
Nippon Soda Co., Ltd.	627,000	3,809,959
Nissan Chemical Industries Ltd.	224,453	7,896,183
Nitto Denko Corp.	388,174	32,353,293
NOF Corp.	180,500	5,099,187
Okamoto Industries, Inc.	68,000	707,396
Osaka Soda Co., Ltd.(a)	74,800	1,927,064
Sakata INX Corp.	59,100	1,090,487
Sanyo Chemical Industries Ltd.	128,600	7,483,054
Shin-Etsu Chemical Co., Ltd.	712,979	63,719,351
Showa Denko K.K.	228,331	7,109,671
Sumitomo Bakelite Co., Ltd.	935,000	6,885,933
Sumitomo Chemical Co., Ltd.	5,351,485	33,421,525
Sumitomo Seika Chemicals Co., Ltd.	16,800	802,949
T Hasegawa Co., Ltd.(a)	55,300	1,059,182
Taiyo Holdings Co., Ltd.	101,726	4,735,435
Taiyo Nippon Sanso Corp.(a)	1,090,653	12,905,875
Teijin Ltd.	705,600	13,903,263
Tokai Carbon Co., Ltd.	334,400	3,143,030
Toray Industries, Inc.(a)	3,171,418	30,752,034
Tosoh Corp.	941,407	21,209,152
Toyo Ink SC Holdings Co., Ltd.	1,115,000	6,270,111
Toyobo Co., Ltd.	264,151	5,028,883
Ube Industries Ltd.	326,900	9,438,325
Zeon Corp.	421,000	5,456,750

Total Chemicals		577,182,653
Commercial Services & Supplies – 0.0%
Mitsubishi Pencil Co., Ltd.	39,600	993,122
Pilot Corp.	26,800	1,280,895
Sato Holdings Corp.(a)	43,900	1,038,172

Total Commercial Services & Supplies		3,312,189
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	206,400	5,647,510
Japan Radio Co., Ltd.	65,800	995,888

Total Communications Equipment		6,643,398
Construction & Engineering – 1.0%
JGC Corp.	619,000	10,013,761
Kajima Corp.	3,514,000	34,901,186
Obayashi Corp.	2,338,800	28,028,616
Penta-Ocean Construction Co., Ltd.	685,200	4,321,876
Sumitomo Densetsu Co., Ltd.	57,700	1,064,655
Taikisha Ltd.	148,100	4,078,621
Toshiba Plant Systems & Services Corp.	177,100	2,976,709

Total Construction & Engineering		85,385,424

Construction Materials – 0.2%
Krosaki Harima Corp.	21,400	$1,024,706
Taiheiyo Cement Corp.	309,000	11,927,375

Total Construction Materials		12,952,081
Consumer Finance – 0.0%
J Trust Co., Ltd.(a)	282,500	2,421,823
Containers & Packaging – 0.1%
Fuji Seal International, Inc.	144,382	4,361,025
Electrical Equipment – 2.0%
Cosel Co., Ltd.	67,900	880,682
Daihen Corp.	370,000	3,280,416
Fuji Electric Co., Ltd.	1,748,869	9,694,792
Fujikura Ltd.	468,977	3,766,315
Furukawa Electric Co., Ltd.	136,281	7,482,047
GS Yuasa Corp.(a)	1,334,920	7,008,730
Mabuchi Motor Co., Ltd.	147,700	7,387,296
Mitsubishi Electric Corp.	4,783,114	74,700,967
Nidec Corp.	299,158	36,728,677
Nippon Carbon Co., Ltd.(a)	54,000	2,108,382
Nissin Electric Co., Ltd.	304,800	3,752,968
Sanyo Denki Co., Ltd.	56,600	3,192,911
Ushio, Inc.	183,700	2,449,551

Total Electrical Equipment		162,433,734
Electronic Equipment, Instruments & Components – 4.6%
Ai Holdings Corp.	30,800	768,871
Alps Electric Co., Ltd.	249,500	6,580,780
Amano Corp.	229,633	5,432,529
Anritsu Corp.	441,300	3,657,735
Canon Electronics, Inc.	231,800	4,674,508
Citizen Watch Co., Ltd.	772,885	5,321,244
Dexerials Corp.	518,600	6,339,391
ESPEC Corp.	55,100	1,126,817
Hakuto Co., Ltd.	86,419	1,308,204
Hamamatsu Photonics K.K.(a)	237,300	7,167,592
Hirose Electric Co., Ltd.	109,400	15,394,625
Hitachi High-Technologies Corp.	288,819	10,468,454
Hitachi Ltd.	12,352,028	87,006,823
Horiba Ltd.	90,400	5,107,662
Ibiden Co., Ltd.(a)	447,601	7,129,646
Iriso Electronics Co., Ltd.(a)	25,800	1,349,993
Japan Aviation Electronics Industry Ltd.	275,000	4,297,295
Keyence Corp.	40,320	21,402,034
Macnica Fuji Electronics Holdings, Inc.	92,100	1,695,298
Marubun Corp.	47,800	361,796
Murata Manufacturing Co., Ltd.(a)	420,256	61,751,293
Nippon Electric Glass Co., Ltd.	367,160	14,204,964
Nissha Printing Co., Ltd.(a)	107,500	2,917,537
Oki Electric Industry Co., Ltd.	518,030	6,898,476
Omron Corp.	358,700	18,259,237
Optex Group Co., Ltd.	24,000	897,615
Osaki Electric Co., Ltd.	109,000	843,415
Ryosan Co., Ltd.	232,645	9,228,090
Sanshin Electronics Co., Ltd.(a)	147,454	2,186,299

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Investments	Shares	Value

Satori Electric Co., Ltd.	136,400	$1,205,686
Shimadzu Corp.	446,000	8,780,136
Siix Corp.(a)	60,900	2,678,053
SMK Corp.	479,000	2,212,766
Sumida Corp.	143,700	2,798,298
Taiyo Yuden Co., Ltd.	175,000	2,588,504
TDK Corp.	257,568	17,481,629
Topcon Corp.	180,300	3,174,651
UKC Holdings Corp.	47,100	813,418
Vitec Holdings Co., Ltd.	74,900	1,175,750
Yaskawa Electric Corp.(a)	307,000	9,722,871
Yokogawa Electric Corp.	664,838	11,316,392

Total Electronic Equipment, Instruments & Components		377,726,377
Energy Equipment & Services – 0.0%
Modec, Inc.	128,500	3,101,626
Food & Staples Retailing – 1.1%
Ministop Co., Ltd.	166,200	3,226,110
Seven & I Holdings Co., Ltd.	2,277,424	87,908,384

Total Food & Staples Retailing		91,134,494
Food Products – 0.8%
Ajinomoto Co., Inc.	997,313	19,456,308
Fuji Oil Holdings, Inc.	130,500	3,407,271
Kikkoman Corp.	327,600	10,069,702
Nippon Suisan Kaisha Ltd.	293,000	1,637,250
Nisshin Oillio Group Ltd. (The)	192,182	6,299,923
Nissin Foods Holdings Co., Ltd.	152,000	9,236,264
Sakata Seed Corp.	60,439	1,718,161
Toyo Suisan Kaisha Ltd.	145,100	5,330,151
Yakult Honsha Co., Ltd.(a)	151,687	10,928,633

Total Food Products		68,083,663
Health Care Equipment & Supplies – 1.2%
Asahi Intecc Co., Ltd.	46,600	2,425,941
Hoya Corp.	759,957	41,013,981
Jeol Ltd.	231,000	1,173,829
Nakanishi, Inc.	43,500	1,966,997
Nihon Kohden Corp.	185,900	4,016,424
Nikkiso Co., Ltd.	148,200	1,375,818
Nipro Corp.(a)	515,700	7,101,097
Olympus Corp.	344,300	11,653,560
Sysmex Corp.	222,360	14,183,315
Terumo Corp.	323,656	12,723,118

Total Health Care Equipment & Supplies		97,634,080
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	208,000	9,664,105
Health Care Technology – 0.0%
M3, Inc.	127,500	3,630,236
Hotels, Restaurants & Leisure – 0.0%
Saizeriya Co., Ltd.	101,400	2,788,016
Household Durables – 2.1%
Alpine Electronics, Inc.	225,900	4,108,002
Casio Computer Co., Ltd.(a)	661,957	9,314,973

Clarion Co., Ltd.	383,000	$1,510,700
Foster Electric Co., Ltd.	147,896	2,983,803
Fujitsu General Ltd.	147,300	2,978,322
JVC Kenwood Corp.	840,000	2,425,265
Nikon Corp.(a)	517,500	8,969,418
Panasonic Corp.	5,501,170	79,684,251
Rinnai Corp.	78,000	6,672,945
Sekisui Chemical Co., Ltd.	1,234,800	24,286,832
Sony Corp.	837,700	31,151,887
Tamron Co., Ltd.	46,600	899,585

Total Household Durables		174,985,983
Household Products – 0.3%
Lion Corp.	261,300	4,768,003
Pigeon Corp.	169,900	5,803,451
Unicharm Corp.	481,100	11,009,760

Total Household Products		21,581,214
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co., Ltd.	672,500	16,883,445
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.(a)	680,900	8,051,152
Insurance – 2.1%
Dai-ichi Life Holdings, Inc.	3,446,300	61,813,883
Tokio Marine Holdings, Inc.(a)	2,825,800	110,506,566

Total Insurance		172,320,449
Internet & Catalog Retail – 0.1%
Rakuten, Inc.	688,900	7,509,264
IT Services – 0.6%
Fujitsu Ltd.	3,276,328	24,329,788
NTT Data Corp.	2,359,100	25,233,033

Total IT Services		49,562,821
Leisure Products – 0.6%
Bandai Namco Holdings, Inc.	489,900	16,799,307
Mizuno Corp.	82,000	2,327,455
Shimano, Inc.	111,300	14,821,543
Tomy Co., Ltd.	148,000	2,044,508
Yamaha Corp.	378,307	13,947,266

Total Leisure Products		49,940,079
Machinery – 7.5%
Aida Engineering Ltd.	251,400	2,965,924
Amada Holdings Co., Ltd.	1,596,093	17,511,437
Anest Iwata Corp.	126,900	1,192,735
Asahi Diamond Industrial Co., Ltd.	114,100	1,096,755
CKD Corp.	54,100	1,062,151
Daifuku Co., Ltd.	258,200	12,707,573
DMG Mori Co., Ltd.	275,900	4,951,077
Ebara Corp.	241,131	8,000,926
FANUC Corp.(a)	447,489	90,598,981
Fujitec Co., Ltd.	161,800	2,263,892
Furukawa Co., Ltd.	123,400	2,100,426
Glory Ltd.	170,200	6,025,381
Hino Motors Ltd.(a)	1,047,510	12,804,813

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Investments	Shares	Value

Hitachi Construction Machinery Co., Ltd.	214,100	$6,343,211
Hitachi Zosen Corp.	644,700	3,419,232
Hoshizaki Corp.	57,169	5,022,888
Japan Steel Works Ltd. (The)	262,000	6,028,339
JTEKT Corp.	790,878	10,946,457
Juki Corp.	148,100	2,115,620
Kawasaki Heavy Industries Ltd.	332,851	11,029,487
Kito Corp.	89,200	1,110,988
Kitz Corp.	451,000	3,674,028
Komatsu Ltd.	2,655,506	75,514,367
Kubota Corp.	2,682,002	48,736,597
Kurita Water Industries Ltd.	301,700	8,710,745
Makino Milling Machine Co., Ltd.(a)	562,000	4,987,678
Makita Corp.	466,638	18,799,834
Meidensha Corp.(a)	768,000	2,933,772
MINEBEA MITSUMI, Inc.	381,301	5,961,798
Mitsubishi Heavy Industries Ltd.	1,253,020	49,524,142
Mitsui Engineering & Shipbuilding Co., Ltd.	205,232	2,678,320
Miura Co., Ltd.	55,600	1,223,976
Nabtesco Corp.	267,000	9,914,805
Nachi-Fujikoshi Corp.	679,000	3,818,301
NGK Insulators Ltd.	815,475	15,271,366
Nissei ASB Machine Co., Ltd.	61,700	2,480,278
Nitta Corp.	109,300	3,971,368
NSK Ltd.	1,969,166	26,537,777
NTN Corp.	1,481,000	6,262,657
Obara Group, Inc.	77,600	4,391,347
Oiles Corp.(a)	130,900	2,424,612
OKUMA Corp.	84,800	4,640,590
OSG Corp.(a)	343,824	7,819,388
Ryobi Ltd.	131,000	3,526,229
Shima Seiki Manufacturing Ltd.(a)	71,600	3,765,575
Shinmaywa Industries Ltd.	177,900	1,613,609
SMC Corp.	74,551	26,286,405
Sodick Co., Ltd.(a)	271,800	3,361,130
Star Micronics Co., Ltd.	145,400	2,503,311
Sumitomo Heavy Industries Ltd.	354,637	14,208,802
Tadano Ltd.	373,900	4,367,952
Takeuchi Manufacturing Co., Ltd.	91,500	1,912,668
THK Co., Ltd.	276,179	9,396,931
Toshiba Machine Co., Ltd.	1,249,000	6,812,828
Tsubaki Nakashima Co., Ltd.(a)	231,000	4,843,069
Tsubakimoto Chain Co.	723,000	5,774,237
Tsugami Corp.	473,000	3,987,714
Union Tool Co.	35,700	1,106,854
YAMABIKO Corp.	75,600	1,038,312
Yushin Precision Equipment Co., Ltd.(a)	86,000	2,414,250

Total Machinery		616,495,915
Marine – 0.0%
Iino Kaiun Kaisha Ltd.	446,500	2,078,497
Media – 0.3%
Dentsu, Inc.	568,800	24,962,217

Metals & Mining – 1.8%
Aichi Steel Corp.	147,400	$5,787,838
Alconix Corp.	153,400	2,756,880
Daido Steel Co., Ltd.	135,500	8,029,006
Hitachi Metals Ltd.	853,318	11,871,328
JFE Holdings, Inc.	1,143,262	22,318,822
Kyoei Steel Ltd.(a)	276,300	4,305,337
Maruichi Steel Tube Ltd.	74,600	2,170,435
Mitsubishi Materials Corp.	298,000	10,298,228
Mitsubishi Steel Manufacturing Co., Ltd.	70,800	1,807,031
Mitsui Mining & Smelting Co., Ltd.	119,000	6,163,283
Nippon Steel & Sumitomo Metal Corp.	2,039,600	46,811,234
Sanyo Special Steel Co., Ltd.	192,600	4,932,846
Sumitomo Metal Mining Co., Ltd.	348,000	11,172,851
Topy Industries Ltd.	144,200	4,816,701
UACJ Corp.(a)	148,200	4,219,615

Total Metals & Mining		147,461,435
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.	33,800	9,953,982
Oil, Gas & Consumable Fuels – 0.1%
Idemitsu Kosan Co., Ltd.	349,300	9,852,330
Paper & Forest Products – 0.2%
Oji Holdings Corp.	2,671,000	14,403,207
Personal Products – 0.9%
Kao Corp.	831,480	48,899,726
Kose Corp.	56,300	6,447,004
Mandom Corp.	153,000	4,206,769
Shiseido Co., Ltd.	279,522	11,179,390

Total Personal Products		70,732,889
Pharmaceuticals – 7.3%
Astellas Pharma, Inc.	7,399,004	94,093,850
Chugai Pharmaceutical Co., Ltd.	940,500	39,018,656
Daiichi Sankyo Co., Ltd.	2,781,821	62,721,643
Eisai Co., Ltd.	1,036,977	53,209,960
Hisamitsu Pharmaceutical Co., Inc.	177,800	8,529,472
Kyowa Hakko Kirin Co., Ltd.	833,370	14,170,214
Mitsubishi Tanabe Pharma Corp.	1,566,100	35,895,154
Otsuka Holdings Co., Ltd.	1,497,900	59,495,500
Rohto Pharmaceutical Co., Ltd.	48,300	1,087,732
Santen Pharmaceutical Co., Ltd.	938,700	14,785,369
Seikagaku Corp.	142,400	2,573,105
Shionogi & Co., Ltd.	475,877	26,003,815
Sumitomo Dainippon Pharma Co., Ltd.(a)	719,800	9,361,588
Takeda Pharmaceutical Co., Ltd.(a)	3,241,563	178,946,142
ZERIA Pharmaceutical Co., Ltd.(a)	203,900	3,642,721

Total Pharmaceuticals		603,534,921
Professional Services – 0.7%
Outsourcing, Inc.(a)	85,000	1,181,762
Recruit Holdings Co., Ltd.	2,470,200	53,479,122
Weathernews, Inc.	53,900	1,707,045

Total Professional Services		56,367,929

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Investments	Shares	Value

Road & Rail – 0.2%
Hitachi Transport System Ltd.	160,200	$3,705,955
Nippon Express Co., Ltd.	225,200	14,664,558

Total Road & Rail		18,370,513
Semiconductors & Semiconductor Equipment – 1.6%
Advantest Corp.(a)	280,900	5,252,916
Disco Corp.	111,500	22,673,433
Lasertec Corp.	153,000	3,141,145
MegaChips Corp.(a)	65,000	2,130,769
NuFlare Technology, Inc.	18,200	983,041
Rohm Co., Ltd.	141,700	12,135,104
SCREEN Holdings Co., Ltd.	69,460	4,813,112
Shinko Electric Industries Co., Ltd.	178,700	1,203,346
SUMCO Corp.(a)	184,800	2,905,841
Tokyo Electron Ltd.	454,753	69,809,726
Tokyo Seimitsu Co., Ltd.	132,800	4,701,355

Total Semiconductors & Semiconductor Equipment		129,749,788
Software – 1.6%
Capcom Co., Ltd.(a)	147,900	3,634,268
Koei Tecmo Holdings Co., Ltd.	294,100	6,173,840
Konami Holdings Corp.	133,200	6,401,741
Nintendo Co., Ltd.	222,500	82,148,981
Square Enix Holdings Co., Ltd.	147,500	5,542,797
Trend Micro, Inc.	491,808	24,204,827

Total Software		128,106,454
Specialty Retail – 0.8%
ABC-Mart, Inc.	229,400	12,105,326
Fast Retailing Co., Ltd.	120,900	35,647,590
Honeys Holdings Co., Ltd.	158,900	1,832,294
Sanrio Co., Ltd.(a)	621,600	11,789,775
VT Holdings Co., Ltd.	451,300	2,581,950

Total Specialty Retail		63,956,935
Technology Hardware, Storage & Peripherals – 4.8%
Brother Industries Ltd.	695,743	16,181,363
Canon, Inc.	6,667,497	227,748,643
FUJIFILM Holdings Corp.	1,229,095	47,683,186
Hitachi Maxell Ltd.	118,600	2,661,428
Konica Minolta, Inc.(a)	1,596,038	13,101,223
MCJ Co., Ltd.	74,300	803,957
NEC Corp.	741,300	20,085,861
Ricoh Co., Ltd.(a)	3,016,678	29,318,578
Riso Kagaku Corp.	148,100	2,693,206
Roland DG Corp.	34,200	875,318
Seiko Epson Corp.(a)	1,397,900	33,815,855
Toshiba TEC Corp.	310,000	1,707,458

Total Technology Hardware, Storage & Peripherals		396,676,076
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	195,092	2,904,759
Descente Ltd.	169,181	2,307,048
Gunze Ltd.	24,100	1,100,466
Kurabo Industries Ltd.	319,472	876,976

Onward Holdings Co., Ltd.(a)	827,000	$6,281,571
Seiko Holdings Corp.(a)	127,800	2,875,827
Seiren Co., Ltd.	115,310	2,123,552
Wacoal Holdings Corp.	221,000	6,302,225

Total Textiles, Apparel & Luxury Goods		24,772,424
Tobacco – 3.4%
Japan Tobacco, Inc.	8,415,931	275,733,607
Trading Companies & Distributors – 7.9%
Daiichi Jitsugyo Co., Ltd.	30,000	868,831
Hanwa Co., Ltd.	230,600	8,266,077
Inabata & Co., Ltd.	99,286	1,323,049
ITOCHU Corp.	7,611,394	124,619,545
Kuroda Electric Co., Ltd.	262,187	4,569,901
Marubeni Corp.	7,757,278	52,960,229
MISUMI Group, Inc.	264,800	6,970,216
Mitsubishi Corp.	7,388,200	171,668,255
Mitsui & Co., Ltd.	8,701,789	128,557,501
Nagase & Co., Ltd.	433,100	7,252,641
Nippon Steel & Sumikin Bussan Corp.	118,400	6,521,388
Sojitz Corp.	5,610,421	15,500,741
Sumitomo Corp.(a)	5,727,877	82,357,473
Toyota Tsusho Corp.	1,051,310	34,509,754

Total Trading Companies & Distributors		645,945,601
Wireless Telecommunication Services – 0.7%
SoftBank Group Corp.(a)	705,200	56,909,668
TOTAL COMMON STOCKS (Cost: $7,490,996,240)		8,133,895,522
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $140,253,869)(c)	140,253,869	140,253,869
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $7,631,250,109)		8,274,149,391
Other Assets less Liabilities – (0.6)%		(51,786,333)

NET ASSETS – 100.0%		$8,222,363,058

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $274,807,424 and the total market value of the collateral held by the Fund was $289,497,619. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $149,243,750.

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	7,995,184,810	JPY	72,308,611	USD	$—	$(1,277,959)
Bank of America N.A.	10/4/2017	61,088,939,525	JPY	543,399,213	USD	—	(674,148)
Bank of America N.A.	10/4/2017	479,715,986	USD	52,893,004,900	JPY	9,805,070	—
Bank of America N.A.	10/4/2017	77,473,512	USD	8,668,402,794	JPY	461,871	—
Bank of America N.A.	11/6/2017	543,399,213	USD	61,000,637,153	JPY	659,222	—
Bank of Montreal	10/4/2017	61,186,751,383	JPY	543,399,213	USD	194,830	—
Bank of Montreal	10/4/2017	479,715,986	USD	52,874,295,976	JPY	9,971,283	—
Bank of Montreal	11/6/2017	543,399,213	USD	61,098,122,972	JPY	—	(208,137)
Barclays Bank PLC	10/4/2017	34,901,755,166	JPY	310,513,836	USD	—	(440,400)
Barclays Bank PLC	10/4/2017	559,668,650	USD	61,747,682,485	JPY	11,091,194	—
Barclays Bank PLC	11/6/2017	310,513,836	USD	34,850,768,794	JPY	436,649	—
Citibank N.A.	10/4/2017	61,213,921,344	JPY	543,399,213	USD	436,213	—
Citibank N.A.	10/4/2017	479,715,986	USD	52,821,287,360	JPY	10,442,221	—
Citibank N.A.	11/6/2017	543,399,213	USD	61,123,988,774	JPY	—	(438,273)
Commonwealth Bank of Australia	10/4/2017	319,810,657	USD	35,249,434,671	JPY	6,648,375	—
Credit Suisse International	10/4/2017	1,122,718,288	JPY	10,329,802	USD	—	(355,372)
Credit Suisse International	10/4/2017	34,961,373,822	JPY	310,513,836	USD	89,262	—
Credit Suisse International	10/4/2017	479,715,986	USD	52,875,255,408	JPY	9,962,759	—
Credit Suisse International	11/6/2017	310,513,836	USD	34,910,760,067	JPY	—	(97,110)
Goldman Sachs	10/4/2017	6,811,719,134	JPY	61,978,810	USD	—	(1,462,279)
Goldman Sachs	10/4/2017	61,096,547,114	JPY	543,399,213	USD	—	(606,560)
Goldman Sachs	10/4/2017	559,668,650	USD	61,679,794,678	JPY	11,694,322	—
Goldman Sachs	11/6/2017	543,399,213	USD	61,007,157,943	JPY	601,205	—
HSBC Holdings PLC	10/4/2017	69,927,715,867	JPY	621,027,672	USD	222,663	—
HSBC Holdings PLC	10/4/2017	479,715,986	USD	52,888,687,456	JPY	9,843,427	—
HSBC Holdings PLC	11/6/2017	621,027,672	USD	69,825,246,301	JPY	—	(227,373)
JP Morgan Chase Bank N.A.	10/4/2017	69,878,033,653	JPY	621,027,672	USD	—	(218,722)
JP Morgan Chase Bank N.A.	10/4/2017	399,763,321	USD	44,024,135,606	JPY	8,645,026	—
JP Morgan Chase Bank N.A.	11/6/2017	621,027,672	USD	69,775,874,601	JPY	211,901	—
Morgan Stanley & Co. International	10/4/2017	69,890,454,206	JPY	621,027,672	USD	—	(108,376)
Morgan Stanley & Co. International	10/4/2017	399,763,321	USD	44,073,506,376	JPY	8,206,407	—
Morgan Stanley & Co. International	11/6/2017	621,027,672	USD	69,788,605,668	JPY	98,629	—
Nomura International PLC	10/4/2017	34,939,016,826	JPY	310,513,836	USD	—	(109,361)
Nomura International PLC	10/4/2017	479,715,986	USD	52,888,207,740	JPY	9,847,689	—
Nomura International PLC	11/6/2017	310,513,836	USD	34,887,937,300	JPY	105,951	—
Nomura International PLC	11/6/2017	474,238,135	USD	53,304,603,493	JPY	—	(28,059)
Royal Bank of Canada	10/4/2017	61,197,619,368	JPY	543,399,213	USD	291,384	—
Royal Bank of Canada	10/4/2017	399,763,321	USD	44,069,308,862	JPY	8,243,699	—
Royal Bank of Canada	11/6/2017	543,399,213	USD	61,108,230,197	JPY	—	(298,064)
Societe Generale	10/4/2017	26,215,906,888	JPY	232,885,377	USD	21,429	—
Societe Generale	10/4/2017	319,810,657	USD	35,243,134,401	JPY	6,704,347	—
Societe Generale	11/6/2017	232,885,377	USD	26,177,946,572	JPY	—	(27,247)
Standard Chartered Bank	10/4/2017	26,190,289,497	JPY	232,885,377	USD	—	(206,161)
Standard Chartered Bank	10/4/2017	319,810,657	USD	35,287,907,893	JPY	6,306,572	—
Standard Chartered Bank	11/6/2017	232,885,377	USD	26,151,979,852	JPY	203,786	—
State Street Bank and Trust	10/4/2017	61,165,015,415	JPY	543,399,213	USD	1,724	—
State Street Bank and Trust	10/4/2017	399,763,321	USD	44,113,482,709	JPY	7,851,250	—
State Street Bank and Trust	11/6/2017	543,399,213	USD	61,074,974,165	JPY	—	(2,176)
UBS AG	10/4/2017	1,136,699,675	JPY	10,329,802	USD	—	(231,159)
UBS AG	10/4/2017	7,794,166,872	JPY	72,308,611	USD	—	(3,063,838)
UBS AG	10/4/2017	3,933,038,947	JPY	36,154,306	USD	—	(1,212,485)
UBS AG	10/4/2017	5,135,708,242	JPY	46,484,107	USD	—	(857,556)
UBS AG	10/4/2017	69,921,505,590	JPY	621,027,672	USD	167,490	—
UBS AG	10/4/2017	479,715,995	USD	52,796,966,750	JPY	10,658,299	—
UBS AG	11/6/2017	621,027,672	USD	69,819,657,052	JPY	—	(177,644)
Wells Fargo Bank N.A.	10/4/2017	69,909,085,149	JPY	621,027,673	USD	57,144	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Wells Fargo Bank N.A.	10/4/2017	479,715,986	USD	52,831,121,538	JPY	$10,354,853	$—
Wells Fargo Bank N.A.	11/6/2017	621,027,673	USD	69,807,236,611	JPY	—	(67,134)
Westpac Banking Corp.	10/4/2017	479,715,986	USD	52,883,554,495	JPY	9,889,029	—
						$170,427,175	$(12,395,593)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 98.8%
Japan – 98.8%
Banks – 51.7%
77 Bank Ltd. (The)	4,684	$115,717
Akita Bank Ltd. (The)	1,130	35,487
Aomori Bank Ltd. (The)	1,200	41,896
Aozora Bank Ltd.	6,463	245,739
Awa Bank Ltd. (The)	14,000	92,284
Bank of Iwate Ltd. (The)	1,200	48,452
Bank of Kyoto Ltd. (The)	4,503	228,841
Bank of Nagoya Ltd. (The)	1,270	49,868
Bank of Okinawa Ltd. (The)	1,564	62,871
Bank of the Ryukyus Ltd.	2,600	40,190
Chiba Bank Ltd. (The)	46,781	334,551
Chugoku Bank Ltd. (The)	12,050	165,070
Concordia Financial Group Ltd.	71,800	354,710
Daishi Bank Ltd. (The)	2,065	97,228
Fukui Bank Ltd. (The)	1,200	31,811
Fukuoka Financial Group, Inc.	50,133	231,592
Gunma Bank Ltd. (The)	26,850	166,016
Hachijuni Bank Ltd. (The)	30,509	190,537
Hiroshima Bank Ltd. (The)	18,600	150,532
Hokkoku Bank Ltd. (The)	1,870	81,900
Hokuetsu Bank Ltd. (The)	1,700	38,617
Hokuhoku Financial Group, Inc.	7,980	128,315
Hyakugo Bank Ltd. (The)	15,690	70,111
Hyakujushi Bank Ltd. (The)	20,390	70,645
Iyo Bank Ltd. (The)(a)	19,650	159,029
Japan Post Bank Co., Ltd.	22,986	283,841
Juroku Bank Ltd. (The)	2,275	74,779
Keiyo Bank Ltd. (The)	16,350	75,820
Kiyo Bank Ltd. (The)	4,620	77,489
Kyushu Financial Group, Inc.	28,700	176,435
Mebuki Financial Group, Inc.	57,062	220,512
Minato Bank Ltd. (The)	2,050	37,188
Mitsubishi UFJ Financial Group, Inc.	120,320	781,040
Miyazaki Bank Ltd. (The)	1,200	43,495
Mizuho Financial Group, Inc.	432,679	757,616
Musashino Bank Ltd. (The)	2,250	66,861
Nanto Bank Ltd. (The)	2,242	62,939
Nishi-Nippon Financial Holdings, Inc.	9,934	108,637
North Pacific Bank Ltd.	19,900	62,936
Ogaki Kyoritsu Bank Ltd. (The)	2,505	70,100
Oita Bank Ltd. (The)	1,080	44,806
Resona Holdings, Inc.	124,550	639,541
San-In Godo Bank Ltd. (The)	9,370	81,160
Senshu Ikeda Holdings, Inc.	17,030	65,509
Seven Bank Ltd.(a)	43,870	158,231
Shiga Bank Ltd. (The)(a)	16,340	90,871
Shikoku Bank Ltd. (The)	3,000	45,360
Shinsei Bank Ltd.	12,235	195,756
Shizuoka Bank Ltd. (The)	33,740	303,335
Sumitomo Mitsui Financial Group, Inc.	19,640	753,741
Sumitomo Mitsui Trust Holdings, Inc.	21,361	770,639
Suruga Bank Ltd.	13,300	$286,642
Toho Bank Ltd. (The)	14,700	55,240
Tokyo TY Financial Group, Inc.	2,100	53,673
TOMONY Holdings, Inc.	10,400	47,027
Yamagata Bank Ltd. (The)(a)	2,260	52,442
Yamaguchi Financial Group, Inc.	14,511	169,777
Yamanashi Chuo Bank Ltd. (The)	11,700	49,164

Total Banks		9,994,611
Capital Markets – 11.9%
Daiwa Securities Group, Inc.	93,330	528,399
Japan Exchange Group, Inc.	30,780	544,423
Matsui Securities Co., Ltd.(a)	7,400	55,747
Monex Group, Inc.	14,500	38,902
Nomura Holdings, Inc.	140,861	788,366
Okasan Securities Group, Inc.	13,700	78,623
SBI Holdings, Inc.	11,750	176,827
Tokai Tokyo Financial Holdings, Inc.	15,050	89,178

Total Capital Markets		2,300,465
Consumer Finance – 3.9%
Acom Co., Ltd.*(a)	28,950	112,132
AEON Financial Service Co., Ltd.	7,150	149,333
Aiful Corp.*(a)	19,400	64,629
Credit Saison Co., Ltd.	9,550	198,101
Hitachi Capital Corp.	3,150	74,829
J Trust Co., Ltd.	5,200	44,579
Jaccs Co., Ltd.	1,880	46,413
Orient Corp.(a)	36,600	59,502

Total Consumer Finance		749,518
Diversified Financial Services – 3.7%
Financial Products Group Co., Ltd.(a)	4,400	48,821
Fuyo General Lease Co., Ltd.	1,367	89,138
IBJ Leasing Co., Ltd.	2,432	65,788
Japan Securities Finance Co., Ltd.	7,000	37,685
Mitsubishi UFJ Lease & Finance Co., Ltd.	32,000	169,431
Ricoh Leasing Co., Ltd.	1,000	37,578
Tokyo Century Corp.	3,120	140,250
Zenkoku Hosho Co., Ltd.	3,100	130,125

Total Diversified Financial Services		718,816
Insurance – 27.6%
Dai-ichi Life Holdings, Inc.	45,140	809,645
Japan Post Holdings Co., Ltd.(a)	27,559	325,375
Japan Post Insurance Co., Ltd.	4,167	89,252
MS&AD Insurance Group Holdings, Inc.	28,560	919,228
Sompo Holdings, Inc.	22,600	878,984
Sony Financial Holdings, Inc.	10,300	168,914
T&D Holdings, Inc.	35,910	521,112
Tokio Marine Holdings, Inc.	41,840	1,636,207

Total Insurance		5,348,717
TOTAL COMMON STOCKS (Cost: $20,532,895)		19,112,127

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $420,330)(c)	420,330	$420,330
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $20,953,225)		19,532,457
Other Assets less Liabilities – (1.0)%		(192,072)

NET ASSETS – 100.0%		$19,340,385

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $925,189 and the total market value of the collateral held by the Fund was $955,417. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $535,087.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	424,857,416	JPY	3,774,219	USD	$290	$—
Bank of America N.A.	10/4/2017	4,481,886	USD	492,587,955	JPY	105,647	—
Bank of America N.A.	11/6/2017	4,055,143	USD	455,821,593	JPY	—	(431)
Barclays Bank PLC	10/4/2017	424,856,284	JPY	3,774,219	USD	280	—
Barclays Bank PLC	11/6/2017	4,055,143	USD	455,817,537	JPY	—	(395)
Citibank N.A.	10/4/2017	424,835,148	JPY	3,774,219	USD	92	—
Citibank N.A.	10/4/2017	4,481,886	USD	492,587,059	JPY	105,654	—
Citibank N.A.	11/6/2017	4,055,143	USD	455,791,584	JPY	—	(164)
Credit Suisse International	10/4/2017	323,676,960	JPY	2,875,600	USD	4	—
Credit Suisse International	10/4/2017	4,481,886	USD	492,596,022	JPY	105,575	—
Credit Suisse International	11/6/2017	3,089,634	USD	347,271,154	JPY	—	(136)
Goldman Sachs	10/3/2017	8,200	USD	922,696	JPY	3	—
Goldman Sachs	10/4/2017	424,832,506	JPY	3,774,219	USD	69	—
Goldman Sachs	10/4/2017	4,481,886	USD	492,587,059	JPY	105,655	—
Goldman Sachs	11/6/2017	4,055,143	USD	455,785,502	JPY	—	(110)
Morgan Stanley & Co. International	10/4/2017	3,414,771	USD	375,307,919	JPY	80,468	—
UBS AG	10/4/2017	375,405,793	JPY	3,369,839	USD	—	(34,667)
						$503,737	$(35,903)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Biotechnology – 1.4%
GNI Group Ltd.*	3,000	$12,393
PeptiDream, Inc.*	1,400	43,157
Takara Bio, Inc.	1,000	13,761

Total Biotechnology		69,311
Food & Staples Retailing – 6.9%
Ain Holdings, Inc.	475	32,745
Cocokara fine, Inc.	450	25,665
Cosmos Pharmaceutical Corp.	160	35,706
Create SD Holdings Co., Ltd.	500	13,223
Kusuri no Aoki Holdings Co., Ltd.	200	11,869
Matsumotokiyoshi Holdings Co., Ltd.	770	51,509
Sugi Holdings Co., Ltd.	550	29,219
Sundrug Co., Ltd.	1,120	46,366
Tsuruha Holdings, Inc.	635	75,874
Welcia Holdings Co., Ltd.	800	30,098

Total Food & Staples Retailing		352,274
Health Care Equipment & Supplies – 21.7%
Asahi Intecc Co., Ltd.	900	46,853
CYBERDYNE, Inc.*	1,200	15,980
Eiken Chemical Co., Ltd.	200	7,782
Hogy Medical Co., Ltd.	180	12,761
Hoya Corp.	6,400	345,400
Mani, Inc.	400	9,580
Menicon Co., Ltd.	200	7,906
Nagaileben Co., Ltd.	400	10,053
Nakanishi, Inc.	260	11,757
Nihon Kohden Corp.	1,300	28,087
Nikkiso Co., Ltd.	1,350	12,533
Nipro Corp.(a)	2,425	33,392
Olympus Corp.	5,440	184,128
Paramount Bed Holdings Co., Ltd.	350	15,033
Sysmex Corp.	2,610	166,480
Terumo Corp.	5,230	205,595

Total Health Care Equipment & Supplies		1,113,320
Health Care Providers & Services – 5.7%
Alfresa Holdings Corp.	3,640	66,582
As One Corp.	200	10,643
Japan Lifeline Co., Ltd.	400	19,758
Medipal Holdings Corp.	3,350	58,152
Miraca Holdings, Inc.	920	42,745
Ship Healthcare Holdings, Inc.	780	24,079
Suzuken Co., Ltd.	1,350	47,972
Toho Holdings Co., Ltd.	1,250	23,886

Total Health Care Providers & Services		293,817
Health Care Technology – 1.8%
M3, Inc.	3,150	89,688
Life Sciences Tools & Services – 0.2%
EPS Holdings, Inc.	600	11,514
Pharmaceuticals – 61.5%
Astellas Pharma, Inc.	35,560	$452,220
Chugai Pharmaceutical Co., Ltd.	3,600	149,354
Daiichi Sankyo Co., Ltd.	10,652	240,170
Eisai Co., Ltd.	5,110	262,207
Hisamitsu Pharmaceutical Co., Inc.	1,510	72,438
JCR Pharmaceuticals Co., Ltd.	400	12,295
Kaken Pharmaceutical Co., Ltd.	500	25,408
KYORIN Holdings, Inc.	1,350	27,164
Kyowa Hakko Kirin Co., Ltd.	4,720	80,257
Mitsubishi Tanabe Pharma Corp.	4,150	95,118
Mochida Pharmaceutical Co., Ltd.	370	27,183
Nichi-iko Pharmaceutical Co., Ltd.(a)	1,240	19,267
Nippon Shinyaku Co., Ltd.	1,028	71,325
Ono Pharmaceutical Co., Ltd.	7,700	174,398
Otsuka Holdings Co., Ltd.	8,845	351,317
Rohto Pharmaceutical Co., Ltd.	1,821	41,009
Santen Pharmaceutical Co., Ltd.	6,400	100,806
Sawai Pharmaceutical Co., Ltd.	530	30,087
Seikagaku Corp.	950	17,166
Shionogi & Co., Ltd.	5,050	275,952
Sosei Group Corp.*	180	15,191
Sumitomo Dainippon Pharma Co., Ltd.	2,500	32,515
Takeda Pharmaceutical Co., Ltd.	9,347	515,989
Tsumura & Co.	1,245	44,794
ZERIA Pharmaceutical Co., Ltd.	950	16,972

Total Pharmaceuticals		3,150,602
TOTAL COMMON STOCKS (Cost: $5,231,503)		5,080,526
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $4,905)(c)	4,905	4,905
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $5,236,408)		5,085,431
Other Assets less Liabilities – 0.7%		34,107

NET ASSETS – 100.0%		$5,119,538

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $36,332 and the total market value of the collateral held by the Fund was $38,241. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,336.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	116,986,380	JPY	1,039,248	USD	$80	$—
Bank of America N.A.	10/4/2017	1,039,248	USD	114,220,006	JPY	24,497	—
Bank of America N.A.	11/6/2017	1,070,662	USD	120,348,618	JPY	—	(114)
Barclays Bank PLC	10/4/2017	116,986,068	JPY	1,039,248	USD	77	—
Barclays Bank PLC	11/6/2017	1,070,662	USD	120,347,547	JPY	—	(104)
Citibank N.A.	10/4/2017	116,980,249	JPY	1,039,248	USD	25	—
Citibank N.A.	10/4/2017	1,039,248	USD	114,219,798	JPY	24,499	—
Citibank N.A.	11/6/2017	1,070,662	USD	120,340,695	JPY	—	(43)
Credit Suisse International	10/4/2017	89,125,750	JPY	791,808	USD	1	—
Credit Suisse International	10/4/2017	1,039,248	USD	114,221,877	JPY	24,480	—
Credit Suisse International	11/6/2017	815,743	USD	91,688,534	JPY	—	(36)
Goldman Sachs	10/4/2017	116,979,521	JPY	1,039,248	USD	19	—
Goldman Sachs	10/4/2017	1,039,248	USD	114,219,798	JPY	24,499	—
Goldman Sachs	11/6/2017	1,070,662	USD	120,339,089	JPY	—	(29)
Morgan Stanley & Co. International	10/4/2017	791,808	USD	87,025,400	JPY	18,659	—
						$116,836	$(326)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.0%
Japan – 99.0%
Auto Components – 6.3%
Aisin Seiki Co., Ltd.	1,581	$83,288
Bridgestone Corp.	5,792	262,728
Denso Corp.	5,164	261,170
Koito Manufacturing Co., Ltd.	400	25,088
NGK Spark Plug Co., Ltd.	777	16,532
Nifco, Inc.	400	24,413
NOK Corp.	716	16,029
Stanley Electric Co., Ltd.	476	16,301
Sumitomo Electric Industries Ltd.	4,491	73,331
Sumitomo Rubber Industries Ltd.	1,822	33,376
Topre Corp.	200	6,139
TS Tech Co., Ltd.	500	16,790
Yokohama Rubber Co., Ltd. (The)	800	16,488

Total Auto Components		851,673
Automobiles – 11.9%
Isuzu Motors Ltd.	5,088	67,394
Mazda Motor Corp.	3,383	51,843
Nissan Motor Co., Ltd.	47,084	466,176
Subaru Corp.	7,400	266,904
Suzuki Motor Corp.	1,358	71,202
Toyota Motor Corp.	10,911	650,405
Yamaha Motor Co., Ltd.	1,715	51,344

Total Automobiles		1,625,268
Banks – 0.3%
Seven Bank Ltd.(a)	7,900	28,494
Suruga Bank Ltd.	541	11,659

Total Banks		40,153
Beverages – 0.5%
Asahi Group Holdings Ltd.	1,674	67,754
Building Products – 1.1%
Aica Kogyo Co., Ltd.	648	21,760
Daikin Industries Ltd.	986	99,813
Nichias Corp.	1,000	12,340
Sanwa Holdings Corp.	1,574	18,052

Total Building Products		151,965
Capital Markets – 1.6%
Ichigo, Inc.	400	1,368
Nomura Holdings, Inc.	32,700	183,015
Tokai Tokyo Financial Holdings, Inc.	4,800	28,442

Total Capital Markets		212,825
Chemicals – 6.9%
Air Water, Inc.	1,044	19,254
Asahi Kasei Corp.	9,383	115,448
Daicel Corp.	2,500	30,116
DIC Corp.	794	28,744
Hitachi Chemical Co., Ltd.	1,000	27,406
Kansai Paint Co., Ltd.	597	15,020
Kuraray Co., Ltd.	2,500	46,729

Mitsubishi Gas Chemical Co., Inc.	1,500	$35,140
Mitsui Chemicals, Inc.	1,400	42,535
Nihon Parkerizing Co., Ltd.	431	6,892
Nippon Kayaku Co., Ltd.	1,000	15,396
Nippon Paint Holdings Co., Ltd.	859	29,189
Nippon Shokubai Co., Ltd.	300	21,188
Nissan Chemical Industries Ltd.	600	21,108
Nitto Denko Corp.	800	66,678
NOF Corp.	350	9,874
Shin-Etsu Chemical Co., Ltd.	1,770	158,186
Sumitomo Chemical Co., Ltd.	11,000	68,698
Taiyo Holdings Co., Ltd.	200	9,310
Taiyo Nippon Sanso Corp.	2,200	26,033
Tokyo Ohka Kogyo Co., Ltd.	200	7,107
Toray Industries, Inc.	7,400	71,755
Tosoh Corp.	2,000	45,058
Zeon Corp.	1,554	20,142

Total Chemicals		937,006
Commercial Services & Supplies – 1.0%
Aeon Delight Co., Ltd.	400	15,014
Park24 Co., Ltd.	1,005	24,463
Secom Co., Ltd.	1,210	88,166
Sohgo Security Services Co., Ltd.	300	13,752

Total Commercial Services & Supplies		141,395
Construction & Engineering – 2.0%
Hazama Ando Corp.	1,700	11,886
Kajima Corp.	7,332	72,822
Kumagai Gumi Co., Ltd.	300	9,048
Kyudenko Corp.	400	15,493
Maeda Corp.	1,000	12,215
Maeda Road Construction Co., Ltd.	790	16,991
Nippo Corp.	691	14,776
SHO-BOND Holdings Co., Ltd.	200	11,389
Taisei Corp.	1,400	73,380
Toda Corp.	2,000	15,582
Toshiba Plant Systems & Services Corp.	800	13,446

Total Construction & Engineering		267,028
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	2,664	11,786
Taiheiyo Cement Corp.	579	22,361

Total Construction Materials		34,147
Diversified Financial Services – 0.1%
Zenkoku Hosho Co., Ltd.	300	12,593
Electric Utilities – 0.3%
Tohoku Electric Power Co., Inc.	3,000	38,138
Electrical Equipment – 2.3%
Fuji Electric Co., Ltd.	4,000	22,174
Mabuchi Motor Co., Ltd.	400	20,006
Mitsubishi Electric Corp.	10,610	165,703
Nidec Corp.	738	90,607
Nissin Electric Co., Ltd.	900	11,082

Total Electrical Equipment		309,572

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2017

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 3.2%
Ai Holdings Corp.	200	$4,993
Alps Electric Co., Ltd.	336	8,862
Amano Corp.	500	11,829
Citizen Watch Co., Ltd.	2,100	14,458
Hamamatsu Photonics K.K.	500	15,102
Hirose Electric Co., Ltd.	230	32,365
Hitachi High-Technologies Corp.	700	25,372
Horiba Ltd.	200	11,300
Japan Aviation Electronics Industry Ltd.	1,000	15,627
Keyence Corp.	36	19,109
Murata Manufacturing Co., Ltd.	881	129,452
Oki Electric Industry Co., Ltd.	500	6,658
Omron Corp.	900	45,814
Shimadzu Corp.	780	15,356
TDK Corp.	600	40,723
Yaskawa Electric Corp.	840	26,603
Yokogawa Electric Corp.	1,045	17,787

Total Electronic Equipment, Instruments & Components		441,410
Energy Equipment & Services – 0.1%
Modec, Inc.	300	7,241
Food & Staples Retailing – 2.4%
Create SD Holdings Co., Ltd.	300	7,934
FamilyMart UNY Holdings Co., Ltd.	577	30,397
Kobe Bussan Co., Ltd.	100	4,486
Life Corp.	300	7,686
Matsumotokiyoshi Holdings Co., Ltd.	300	20,068
Seven & I Holdings Co., Ltd.	4,985	192,421
Sugi Holdings Co., Ltd.	200	10,625
Sundrug Co., Ltd.	450	18,629
Tsuruha Holdings, Inc.	100	11,949
Valor Holdings Co., Ltd.	600	12,814
Welcia Holdings Co., Ltd.	200	7,525

Total Food & Staples Retailing		324,534
Food Products – 1.5%
Ajinomoto Co., Inc.	2,169	42,314
Calbee, Inc.	400	14,054
Ezaki Glico Co., Ltd.	123	6,491
Kewpie Corp.	800	19,288
Kikkoman Corp.	572	17,582
MEIJI Holdings Co., Ltd.	500	39,622
Morinaga & Co., Ltd.	100	5,561
NH Foods Ltd.	616	16,937
Toyo Suisan Kaisha Ltd.	400	14,694
Yakult Honsha Co., Ltd.	364	26,225

Total Food Products		202,768
Health Care Equipment & Supplies – 1.7%
Hoya Corp.	1,895	102,271
Nakanishi, Inc.	200	9,044
Nihon Kohden Corp.	400	8,642
Olympus Corp.	700	23,693

Paramount Bed Holdings Co., Ltd.	200	$8,590
Sysmex Corp.	528	33,679
Terumo Corp.	1,062	41,748

Total Health Care Equipment & Supplies		227,667
Health Care Providers & Services – 0.1%
Japan Lifeline Co., Ltd.	100	4,939
Ship Healthcare Holdings, Inc.	400	12,349

Total Health Care Providers & Services		17,288
Health Care Technology – 0.1%
M3, Inc.	300	8,542
Hotels, Restaurants & Leisure – 0.4%
Ichibanya Co., Ltd.	200	8,315
Oriental Land Co., Ltd.	449	34,200
Skylark Co., Ltd.	1,000	14,774

Total Hotels, Restaurants & Leisure		57,289
Household Durables – 3.2%
Casio Computer Co., Ltd.	1,521	21,403
Fujitsu General Ltd.	200	4,044
Haseko Corp.	1,522	20,282
Iida Group Holdings Co., Ltd.	2,100	37,424
Panasonic Corp.	12,000	173,819
Rinnai Corp.	96	8,213
Sekisui Chemical Co., Ltd.	2,375	46,713
Sekisui House Ltd.	5,855	98,645
Starts Corp., Inc.	300	7,710
Sumitomo Forestry Co., Ltd.	900	14,072

Total Household Durables		432,325
Household Products – 0.3%
Pigeon Corp.	518	17,694
Unicharm Corp.	1,000	22,884

Total Household Products		40,578
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	1,200	13,081
Start Today Co., Ltd.	600	19,002

Total Internet & Catalog Retail		32,083
Internet Software & Services – 1.5%
DeNA Co., Ltd.	600	13,443
GMO Internet, Inc.	700	8,526
Kakaku.com, Inc.	900	11,465
Mixi, Inc.	623	30,053
Yahoo Japan Corp.(a)	29,614	140,486

Total Internet Software & Services		203,973
IT Services – 1.5%
Fujitsu Ltd.	9,000	66,833
Itochu Techno-Solutions Corp.	800	29,849
Nihon Unisys Ltd.	700	11,187
NS Solutions Corp.	600	13,230
Obic Co., Ltd.	400	25,159
Otsuka Corp.	475	30,425
SCSK Corp.	549	23,289

Total IT Services		199,972

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2017

Investments	Shares	Value

Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	1,065	$36,520
Heiwa Corp.	1,002	19,859
Shimano, Inc.	143	19,043

Total Leisure Products		75,422
Machinery – 7.9%
CKD Corp.	400	7,853
Daifuku Co., Ltd.	500	24,608
Ebara Corp.	587	19,477
FANUC Corp.	1,061	214,811
Fujitec Co., Ltd.	1,000	13,992
Harmonic Drive Systems, Inc.(a)	100	5,161
Hino Motors Ltd.	3,288	40,193
Hoshizaki Corp.	152	13,355
Komatsu Ltd.	6,722	191,153
Kubota Corp.	5,919	107,558
Kurita Water Industries Ltd.	600	17,323
Makita Corp.	998	40,207
MINEBEA MITSUMI, Inc.	1,548	24,204
Mitsubishi Heavy Industries Ltd.	2,800	110,667
Nabtesco Corp.	625	23,209
NGK Insulators Ltd.	1,723	32,267
NSK Ltd.	2,862	38,570
Obara Group, Inc.	100	5,659
OSG Corp.	900	20,468
SMC Corp.	143	50,421
Sumitomo Heavy Industries Ltd.	800	32,053
THK Co., Ltd.	748	25,450
Tsubakimoto Chain Co.	2,000	15,973

Total Machinery		1,074,632
Media – 0.7%
CyberAgent, Inc.(a)	196	5,711
Daiichikosho Co., Ltd.	290	13,861
Dentsu, Inc.	1,100	48,274
Toho Co., Ltd.	648	22,595

Total Media		90,441
Metals & Mining – 1.5%
Dowa Holdings Co., Ltd.	470	17,223
Hitachi Metals Ltd.	2,300	31,998
Mitsubishi Materials Corp.	800	27,646
Nippon Steel & Sumitomo Metal Corp.	5,200	119,346
Tokyo Steel Manufacturing Co., Ltd.	600	4,941

Total Metals & Mining		201,154
Multiline Retail – 0.5%
Izumi Co., Ltd.	200	10,252
Marui Group Co., Ltd.(a)	1,400	20,036
Ryohin Keikaku Co., Ltd.	112	32,984

Total Multiline Retail		63,272
Oil, Gas & Consumable Fuels – 0.0%
Nippon Gas Co., Ltd.	200	6,210

Personal Products – 1.6%
Kao Corp.	2,087	$122,738
Kobayashi Pharmaceutical Co., Ltd.	188	10,639
Kose Corp.	100	11,451
Noevir Holdings Co., Ltd.	300	16,524
Pola Orbis Holdings, Inc.	1,000	30,249
Shiseido Co., Ltd.	700	27,996

Total Personal Products		219,597
Pharmaceuticals – 5.7%
Astellas Pharma, Inc.	15,824	201,235
Chugai Pharmaceutical Co., Ltd.	2,035	84,426
Daiichi Sankyo Co., Ltd.	6,000	135,282
Hisamitsu Pharmaceutical Co., Inc.	433	20,772
Kaken Pharmaceutical Co., Ltd.	400	20,326
Kyowa Hakko Kirin Co., Ltd.	2,100	35,707
Nippon Shinyaku Co., Ltd.	100	6,938
Otsuka Holdings Co., Ltd.	3,300	131,074
Santen Pharmaceutical Co., Ltd.	2,300	36,227
Sawai Pharmaceutical Co., Ltd.	400	22,707
Shionogi & Co., Ltd.	1,195	65,300
Tsumura & Co.	378	13,600

Total Pharmaceuticals		773,594
Professional Services – 1.3%
Benefit One, Inc.	200	3,939
Meitec Corp.	411	20,593
Nihon M&A Center, Inc.	200	9,772
Nomura Co., Ltd.	300	6,644
Persol Holdings Co., Ltd.	467	10,882
Recruit Holdings Co., Ltd.	5,100	110,414
TechnoPro Holdings, Inc.	400	18,940

Total Professional Services		181,184
Real Estate Management & Development – 2.9%
Daito Trust Construction Co., Ltd.	761	138,591
Daiwa House Industry Co., Ltd.	5,100	176,018
Hulic Co., Ltd.	3,292	32,258
Kenedix, Inc.	600	3,332
Leopalace21 Corp.	3,100	21,591
Open House Co., Ltd.	400	13,965
Relo Group, Inc.	300	6,849

Total Real Estate Management & Development		392,604
Road & Rail – 1.6%
Central Japan Railway Co.	478	83,782
East Japan Railway Co.	1,397	128,884
Keisei Electric Railway Co., Ltd.	200	5,535

Total Road & Rail		218,201
Semiconductors & Semiconductor Equipment – 1.8%
Advantest Corp.	700	13,090
Disco Corp.	244	49,617
SCREEN Holdings Co., Ltd.	100	6,930
SUMCO Corp.	1,700	26,731
Tokyo Electron Ltd.	1,000	153,511

Total Semiconductors & Semiconductor Equipment		249,879

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2017

Investments	Shares	Value

Software – 2.4%
Capcom Co., Ltd.(a)	400	$9,829
COLOPL, Inc.(a)	700	8,072
Koei Tecmo Holdings Co., Ltd.	800	16,794
Nintendo Co., Ltd.	500	184,604
Oracle Corp.	600	47,119
Square Enix Holdings Co., Ltd.	485	18,226
Trend Micro, Inc.	1,011	49,757

Total Software		334,401
Specialty Retail – 1.7%
ABC-Mart, Inc.	400	21,108
Fast Retailing Co., Ltd.	223	65,752
Hikari Tsushin, Inc.	277	34,697
K’s Holdings Corp.(a)	822	18,205
Nitori Holdings Co., Ltd.	200	28,588
Shimamura Co., Ltd.	170	20,388
T-Gaia Corp.	582	11,308
USS Co., Ltd.	1,625	32,770

Total Specialty Retail		232,816
Technology Hardware, Storage & Peripherals – 0.8%
Brother Industries Ltd.	1,813	42,166
Seiko Epson Corp.	3,000	72,572

Total Technology Hardware, Storage & Peripherals		114,738
Tobacco – 4.5%
Japan Tobacco, Inc.	18,773	615,065

Investments	Shares	Value

Trading Companies & Distributors – 3.0%
ITOCHU Corp.	16,499	$270,134
Marubeni Corp.	16,955	115,755
MISUMI Group, Inc.	600	15,793
MonotaRO Co., Ltd.(a)	200	5,348

Total Trading Companies & Distributors		407,030
Wireless Telecommunication Services – 9.9%
KDDI Corp.	21,987	579,536
NTT DOCOMO, Inc.	27,946	638,166
SoftBank Group Corp.	1,595	128,717

Total Wireless Telecommunication Services		1,346,419
TOTAL COMMON STOCKS (Cost: $12,272,224)		13,481,846
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $64,048)(c)	64,048	64,048
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $12,336,272)		13,545,894
Other Assets less Liabilities – 0.5%		63,323

NET ASSETS – 100.0%		$13,609,217

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $222,443 and the total market value of the collateral held by the Fund was $234,614. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $170,566.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	306,625,918	JPY	2,723,910	USD	$209	$—
Bank of America N.A.	10/4/2017	2,723,910	USD	299,375,142	JPY	64,208	—
Bank of America N.A.	11/6/2017	2,861,613	USD	321,661,898	JPY	—	(304)
Barclays Bank PLC	10/4/2017	306,625,100	JPY	2,723,910	USD	202	—
Barclays Bank PLC	11/6/2017	2,861,613	USD	321,659,036	JPY	—	(279)
Citibank N.A.	10/4/2017	306,609,846	JPY	2,723,910	USD	67	—
Citibank N.A.	10/4/2017	2,723,910	USD	299,374,597	JPY	64,213	—
Citibank N.A.	11/6/2017	2,861,613	USD	321,640,722	JPY	—	(116)
Credit Suisse International	10/4/2017	233,602,331	JPY	2,075,362	USD	3	—
Credit Suisse International	10/4/2017	2,723,910	USD	299,380,045	JPY	64,164	—
Credit Suisse International	11/6/2017	2,180,277	USD	245,060,518	JPY	—	(96)
Goldman Sachs	10/4/2017	306,607,940	JPY	2,723,910	USD	50	—
Goldman Sachs	10/4/2017	2,723,910	USD	299,374,597	JPY	64,213	—
Goldman Sachs	11/6/2017	2,861,613	USD	321,636,430	JPY	—	(78)
Morgan Stanley & Co. International	10/4/2017	2,075,362	USD	228,097,226	JPY	48,905	—
						$306,234	$(873)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.1%
Japan – 99.1%
Building Products – 5.5%
LIXIL Group Corp.	3,736	$99,105
Nichias Corp.	2,146	26,481
Nichiha Corp.	400	14,996
Takara Standard Co., Ltd.	643	11,070
TOTO Ltd.	2,141	90,155

Total Building Products		241,807
Capital Markets – 0.2%
Ichigo, Inc.(a)	2,600	8,893
Construction & Engineering – 16.9%
Hazama Ando Corp.	2,406	16,822
Kajima Corp.	12,082	119,999
Kumagai Gumi Co., Ltd.	504	15,198
Maeda Corp.	2,640	32,248
Maeda Road Construction Co., Ltd.	978	21,034
Nippo Corp.	986	21,084
Nishimatsu Construction Co., Ltd.	762	22,012
Obayashi Corp.	9,183	110,051
Okumura Corp.	580	22,171
Penta-Ocean Construction Co., Ltd.	3,791	23,912
Raito Kogyo Co., Ltd.	622	6,178
Shimizu Corp.	9,048	100,234
SHO-BOND Holdings Co., Ltd.	267	15,204
Sumitomo Mitsui Construction Co., Ltd.	2,069	11,948
Taisei Corp.	2,842	148,950
Toda Corp.	3,026	23,576
Tokyu Construction Co., Ltd.	1,109	9,093
Totetsu Kogyo Co., Ltd.	460	15,141
Yokogawa Bridge Holdings Corp.	500	9,697

Total Construction & Engineering		744,552
Construction Materials – 2.0%
Sumitomo Osaka Cement Co., Ltd.	5,747	25,426
Taiheiyo Cement Corp.	1,579	60,953

Total Construction Materials		86,379
Equity Real Estate Investment Trusts (REITs) – 26.5%
Activia Properties, Inc.	8	33,190
Advance Residence Investment Corp.	17	41,803
AEON REIT Investment Corp.	21	21,249
Comforia Residential REIT, Inc.	7	14,794
Daiwa House REIT Investment Corp.	19	45,472
Daiwa Office Investment Corp.	4	20,006
Frontier Real Estate Investment Corp.	6	24,333
Fukuoka REIT Corp.	10	14,232
Global One Real Estate Investment Corp.	3	9,768
GLP J-REIT	36	37,514
Hankyu REIT, Inc.	8	9,516
Hoshino Resorts REIT, Inc.	2	9,950
Hulic REIT, Inc.	12	17,696
Ichigo Office REIT Investment	20	13,503
Industrial & Infrastructure Fund Investment Corp.	5	21,188
Invesco Office J-Reit, Inc.(a)	12	$11,428
Invincible Investment Corp.	43	17,744
Japan Excellent, Inc.	17	20,192
Japan Hotel REIT Investment Corp.	54	34,108
Japan Logistics Fund, Inc.	12	22,334
Japan Prime Realty Investment Corp.	12	40,083
Japan Real Estate Investment Corp.	15	72,092
Japan Rental Housing Investments, Inc.	21	14,813
Japan Retail Fund Investment Corp.	33	59,190
Kenedix Office Investment Corp.	5	27,495
Kenedix Residential Investment Corp.	5	12,850
Kenedix Retail REIT Corp.	7	14,539
LaSalle Logiport REIT	14	13,631
MCUBS MidCity Investment Corp.	4	12,189
Mitsui Fudosan Logistics Park, Inc.	2	5,819
Mori Hills REIT Investment Corp.	18	21,572
Mori Trust Sogo REIT, Inc.	12	17,952
Nippon Accommodations Fund, Inc.	6	23,293
Nippon Building Fund, Inc.	18	89,708
Nippon Prologis REIT, Inc.	26	54,765
NIPPON REIT Investment Corp.	5	14,369
Nomura Real Estate Master Fund, Inc.	54	70,183
Orix JREIT, Inc.	34	48,781
Premier Investment Corp.	15	14,232
Sekisui House REIT, Inc.	11	12,704
Sekisui House Residential Investment Corp.	14	13,706
Tokyu REIT, Inc.	13	15,834
United Urban Investment Corp.	39	57,098

Total Equity Real Estate Investment Trusts (REITs)		1,166,918
Household Durables – 9.3%
Haseko Corp.	3,676	48,985
Iida Group Holdings Co., Ltd.	2,229	39,723
Sekisui Chemical Co., Ltd.	5,768	113,449
Sekisui House Ltd.	8,528	143,680
Starts Corp., Inc.	500	12,850
Sumitomo Forestry Co., Ltd.	2,215	34,632
Token Corp.	145	17,248

Total Household Durables		410,567
Real Estate Management & Development – 37.0%
Aeon Mall Co., Ltd.	1,567	27,883
Daibiru Corp.	800	8,834
Daikyo, Inc.	400	7,853
Daito Trust Construction Co., Ltd.	964	175,561
Daiwa House Industry Co., Ltd.	8,885	306,652
Heiwa Real Estate Co., Ltd.	500	8,515
Hulic Co., Ltd.	6,295	61,683
Kenedix, Inc.	3,203	17,784
Leopalace21 Corp.	3,367	23,451
Mitsubishi Estate Co., Ltd.	18,364	319,186
Mitsui Fudosan Co., Ltd.	13,173	285,543
Nomura Real Estate Holdings, Inc.	1,679	35,768
NTT Urban Development Corp.	1,339	13,323
Open House Co., Ltd.	470	16,409

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2017

Investments	Shares	Value
Relo Group, Inc.	1,570	$35,845
Sumitomo Realty & Development Co., Ltd.	6,075	183,764
TOC Co., Ltd.	1,000	8,795
Tokyo Tatemono Co., Ltd.	2,948	37,686
Tokyu Fudosan Holdings Corp.	7,037	42,448
Unizo Holdings Co., Ltd.	357	8,274

Total Real Estate Management & Development		1,625,257
Transportation Infrastructure – 1.7%
Kamigumi Co., Ltd.	1,499	34,678
Mitsubishi Logistics Corp.	1,075	26,731
Sumitomo Warehouse Co., Ltd. (The)	1,897	12,589

Total Transportation Infrastructure		73,998
TOTAL COMMON STOCKS (Cost: $4,620,875)		4,358,371
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $14,134)(c)	14,134	$14,134
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $4,635,009)		4,372,505
Other Assets less Liabilities – 0.6%		24,729

NET ASSETS – 100.0%		$4,397,234

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)	At September 30, 2017, the total market value of the Fund’s securities on loan was $13,445 and the total market value of the collateral held by the Fund was $14,134.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	100,560,864	JPY	893,332	USD	$69	$—
Bank of America N.A.	10/4/2017	893,332	USD	98,182,904	JPY	21,058	—
Bank of America N.A.	11/6/2017	923,280	USD	103,782,027	JPY	—	(98)
Barclays Bank PLC	10/4/2017	100,560,596	JPY	893,332	USD	66	—
Barclays Bank PLC	11/6/2017	923,280	USD	103,781,103	JPY	—	(90)
Citibank N.A.	10/4/2017	100,555,593	JPY	893,332	USD	22	—
Citibank N.A.	10/4/2017	893,332	USD	98,182,725	JPY	21,059	—
Citibank N.A.	11/6/2017	923,280	USD	103,775,194	JPY	—	(37)
Credit Suisse International	10/4/2017	76,612,477	JPY	680,638	USD	1	—
Credit Suisse International	10/4/2017	893,332	USD	98,184,512	JPY	21,043	—
Credit Suisse International	11/6/2017	703,455	USD	79,067,497	JPY	—	(31)
Goldman Sachs	10/4/2017	100,554,968	JPY	893,332	USD	16	—
Goldman Sachs	10/4/2017	893,332	USD	98,182,725	JPY	21,059	—
Goldman Sachs	11/6/2017	923,280	USD	103,773,809	JPY	—	(25)
Morgan Stanley & Co. International	10/4/2017	680,638	USD	74,807,016	JPY	16,039	—
						$100,432	$(281)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	10,100	$167,429
Konoike Transport Co., Ltd.	12,200	185,767
Maruwa Unyu Kikan Co., Ltd.(a)	5,200	121,679
SBS Holdings, Inc.	4,500	34,860
Shibusawa Warehouse Co., Ltd. (The)	4,200	74,810
Yusen Logistics Co., Ltd.	400	3,649

Total Air Freight & Logistics		588,194
Auto Components – 5.5%
Aisan Industry Co., Ltd.	6,500	62,479
Daido Metal Co., Ltd.	8,200	73,138
Daikyonishikawa Corp.	10,800	173,852
Eagle Industry Co., Ltd.	12,000	220,139
Exedy Corp.	9,000	273,842
FCC Co., Ltd.	6,900	153,613
G-Tekt Corp.	6,298	130,028
H-One Co., Ltd.	4,300	46,986
Imasen Electric Industrial	8,900	110,850
Kasai Kogyo Co., Ltd.	7,800	118,214
Keihin Corp.	20,300	347,335
KYB Corp.	4,800	289,966
Mitsuba Corp.	4,000	62,009
Musashi Seimitsu Industry Co., Ltd.	5,100	159,028
NHK Spring Co., Ltd.	38,600	415,953
Nifco, Inc.	9,800	598,108
Nissin Kogyo Co., Ltd.(a)	10,700	191,348
Pacific Industrial Co., Ltd.	8,700	116,010
Piolax, Inc.	2,300	65,078
Press Kogyo Co., Ltd.	23,300	127,507
Sanoh Industrial Co., Ltd.	11,700	97,911
Shoei Co., Ltd.	5,200	160,299
Sumitomo Riko Co., Ltd.	14,300	143,807
Tachi-S Co., Ltd.	3,000	55,541
Taiho Kogyo Co., Ltd.	5,500	83,503
Tokai Rika Co., Ltd.	20,825	411,819
Topre Corp.	6,400	196,438
Toyo Tire & Rubber Co., Ltd.	25,300	568,416
Toyoda Gosei Co., Ltd.	23,400	552,753
TPR Co., Ltd.	4,706	157,821
TS Tech Co., Ltd.	13,900	466,770
Unipres Corp.	6,200	172,398
Yokohama Rubber Co., Ltd. (The)	35,700	735,788
Yorozu Corp.	9,700	207,245

Total Auto Components		7,745,992
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	11,800	130,197
Banks – 7.5%
77 Bank Ltd. (The)	8,600	212,469
Akita Bank Ltd. (The)	1,000	31,404
Aomori Bank Ltd. (The)	4,400	153,618
Awa Bank Ltd. (The)	31,000	204,344
Bank of Iwate Ltd. (The)	1,700	$68,640
Bank of Kyoto Ltd. (The)(a)	9,400	477,662
Bank of Nagoya Ltd. (The)(a)	4,600	180,624
Bank of Okinawa Ltd. (The)	4,940	198,583
Bank of Saga Ltd. (The)	2,100	50,781
Bank of the Ryukyus Ltd.	4,700	72,651
Chugoku Bank Ltd. (The)	23,500	321,921
Daishi Bank Ltd. (The)	6,300	296,629
Ehime Bank Ltd. (The)(a)	11,300	145,058
Eighteenth Bank Ltd. (The)	28,000	68,405
FIDEA Holdings Co., Ltd.	86,900	159,032
First Bank of Toyama Ltd. (The)	31,900	151,898
Fukui Bank Ltd. (The)	3,600	95,433
Gunma Bank Ltd. (The)	85,500	528,655
Hachijuni Bank Ltd. (The)	100,300	626,402
Hiroshima Bank Ltd. (The)	53,500	432,981
Hokkoku Bank Ltd. (The)	6,300	275,921
Hokuetsu Bank Ltd. (The)	6,100	138,566
Hokuhoku Financial Group, Inc.	25,200	405,206
Hyakugo Bank Ltd. (The)	28,100	125,566
Hyakujushi Bank Ltd. (The)	38,000	131,657
Iyo Bank Ltd. (The)(a)	47,900	387,660
Jimoto Holdings, Inc.	63,700	117,706
Juroku Bank Ltd. (The)	4,300	141,341
Kansai Urban Banking Corp.	13,500	167,783
Keiyo Bank Ltd. (The)	34,000	157,669
Kiyo Bank Ltd. (The)	13,998	234,782
Kyushu Financial Group, Inc.	75,900	466,600
Michinoku Bank Ltd. (The)(a)	1,900	32,695
Minato Bank Ltd. (The)	6,058	109,896
Miyazaki Bank Ltd. (The)	3,500	126,860
Musashino Bank Ltd. (The)	4,600	136,694
Nanto Bank Ltd. (The)	4,200	117,905
Nishi-Nippon Financial Holdings, Inc.	30,300	331,358
North Pacific Bank Ltd.	76,700	242,573
Ogaki Kyoritsu Bank Ltd. (The)	5,300	148,314
Oita Bank Ltd. (The)	3,800	157,651
San-In Godo Bank Ltd. (The)	14,700	127,326
Senshu Ikeda Holdings, Inc.	65,100	250,418
Shiga Bank Ltd. (The)(a)	18,000	100,102
Shikoku Bank Ltd. (The)	9,800	148,177
Tochigi Bank Ltd. (The)	30,700	130,911
Toho Bank Ltd. (The)	25,200	94,697
Tokyo TY Financial Group, Inc.	4,500	115,014
TOMONY Holdings, Inc.	32,400	146,507
Towa Bank Ltd. (The)	12,800	137,137
Yamagata Bank Ltd. (The)(a)	7,000	162,431
Yamaguchi Financial Group, Inc.	36,000	421,197
Yamanashi Chuo Bank Ltd. (The)	14,000	58,828

Total Banks		10,524,338
Beverages – 0.2%
Sapporo Holdings Ltd.	6,200	167,166
Takara Holdings, Inc.	17,700	161,488

Total Beverages		328,654

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Building Products – 1.6%
Aica Kogyo Co., Ltd.	10,900	$366,029
Bunka Shutter Co., Ltd.	4,900	36,653
Central Glass Co., Ltd.	4,200	91,488
Nichias Corp.	22,000	271,470
Nichiha Corp.	5,000	187,447
Nitto Boseki Co., Ltd.	6,000	183,894
Noritz Corp.	5,200	93,407
Okabe Co., Ltd.	11,500	108,395
Sankyo Tateyama, Inc.(a)	4,900	69,605
Sanwa Holdings Corp.	37,400	428,938
Shin Nippon Air Technologies Co., Ltd.	4,400	63,245
Sinko Industries Ltd.	4,900	82,098
Takara Standard Co., Ltd.	6,417	110,480
Takasago Thermal Engineering Co., Ltd.	11,100	183,217

Total Building Products		2,276,366
Capital Markets – 2.8%
GCA Corp.(a)	17,200	157,690
Ichigo, Inc.(a)	60,800	207,951
Ichiyoshi Securities Co., Ltd.(a)	11,700	114,646
IwaiCosmo Holdings, Inc.	15,300	183,494
kabu.com Securities Co., Ltd.	81,600	247,921
Kyokuto Securities Co., Ltd.	9,600	130,399
Marusan Securities Co., Ltd.(a)	23,200	191,470
Matsui Securities Co., Ltd.(a)	75,100	565,760
Monex Group, Inc.	40,665	109,100
Okasan Securities Group, Inc.	62,000	355,812
SBI Holdings, Inc.	67,700	1,018,823
Sparx Group Co., Ltd.	25,800	47,445
Tokai Tokyo Financial Holdings, Inc.	92,200	546,328

Total Capital Markets		3,876,839
Chemicals – 7.9%
Achilles Corp.	6,300	126,431
ADEKA Corp.	18,200	331,776
Arakawa Chemical Industries Ltd.	6,400	149,929
C.I. Takiron Corp.	24,000	153,511
Chugoku Marine Paints Ltd.	5,400	45,142
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,400	200,524
Denka Co., Ltd.	17,200	566,126
DIC Corp.	20,100	727,646
Fujimi, Inc.	5,700	132,721
Fujimori Kogyo Co., Ltd.	3,600	121,530
Fuso Chemical Co., Ltd.	4,900	156,492
JCU Corp.	1,300	57,975
JSP Corp.	4,717	144,571
Kaneka Corp.	53,240	413,377
KH Neochem Co., Ltd.	8,300	203,435
Konishi Co., Ltd.	3,900	68,982
Kumiai Chemical Industry Co., Ltd.(a)	2,194	15,768
Kureha Corp.	3,600	195,727
Lintec Corp.	15,000	406,432
Nihon Nohyaku Co., Ltd.	16,500	92,347
Nihon Parkerizing Co., Ltd.	12,100	$193,488
Nippon Kayaku Co., Ltd.	30,000	461,867
Nippon Shokubai Co., Ltd.	8,000	565,007
Nippon Soda Co., Ltd.	16,000	97,224
Nippon Valqua Industries Ltd.	5,900	143,982
NOF Corp.	12,500	353,129
Okamoto Industries, Inc.	8,000	83,223
Osaka Soda Co., Ltd.	3,777	97,306
Riken Technos Corp.	13,800	84,101
Sakai Chemical Industry Co., Ltd.	5,200	132,997
Sakata INX Corp.	7,500	138,387
Sanyo Chemical Industries Ltd.	4,000	232,754
Sekisui Plastics Co., Ltd.	16,100	202,242
Shikoku Chemicals Corp.	7,000	105,841
Showa Denko K.K.	18,500	576,045
Sumitomo Bakelite Co., Ltd.	35,000	257,762
Sumitomo Seika Chemicals Co., Ltd.	2,500	119,487
T Hasegawa Co., Ltd.	4,000	76,614
Taiyo Holdings Co., Ltd.	6,600	307,236
Toagosei Co., Ltd.	20,900	279,806
Tokai Carbon Co., Ltd.	31,100	292,309
Tokyo Ohka Kogyo Co., Ltd.	6,100	216,764
Toyo Ink SC Holdings Co., Ltd.	77,000	433,003
Toyobo Co., Ltd.	12,700	241,781
Ube Industries Ltd.	20,180	582,641
Zeon Corp.	33,000	427,726

Total Chemicals		11,013,164
Commercial Services & Supplies – 1.4%
Aeon Delight Co., Ltd.	6,100	228,957
Bell System24 Holdings, Inc.(a)	19,100	208,706
Daiseki Co., Ltd.	4,900	123,365
Itoki Corp.	11,500	96,647
Kokuyo Co., Ltd.	16,000	270,777
Mitsubishi Pencil Co., Ltd.	3,500	87,776
Nippon Air Conditioning Services Co., Ltd.(a)	15,200	96,954
Nippon Parking Development Co., Ltd.(a)	44,300	65,329
Okamura Corp.	15,100	172,376
Pilot Corp.	2,200	105,148
Relia, Inc.(a)	14,200	163,742
Sato Holdings Corp.	5,500	130,067
Toppan Forms Co., Ltd.	14,900	158,047

Total Commercial Services & Supplies		1,907,891
Communications Equipment – 0.2%
Hitachi Kokusai Electric, Inc.	11,400	311,926
Construction & Engineering – 5.8%
Asunaro Aoki Construction Co., Ltd.	8,800	77,239
COMSYS Holdings Corp.	17,600	420,436
Dai-Dan Co., Ltd.	3,000	73,904
Fudo Tetra Corp.	24,300	40,369
Hazama Ando Corp.	40,500	283,156
Hibiya Engineering Ltd.	8,100	168,023
Kandenko Co., Ltd.	23,000	241,309
Kitano Construction Corp.	37,000	150,544

See Notes to Financial Statements.

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Kumagai Gumi Co., Ltd.	6,100	$183,978
Kyowa Exeo Corp.	22,400	444,756
Kyudenko Corp.	8,900	344,725
Maeda Corp.	17,000	207,658
Maeda Road Construction Co., Ltd.	17,000	365,629
Matsui Construction Co., Ltd.	9,200	80,913
Meisei Industrial Co., Ltd.	10,800	71,863
Mirait Holdings Corp.(a)	10,044	120,726
Nichireki Co., Ltd.	8,800	112,262
Nippo Corp.	14,000	299,365
Nippon Densetsu Kogyo Co., Ltd.	5,800	121,962
Nippon Koei Co., Ltd.	4,100	139,320
Nippon Road Co., Ltd. (The)	2,700	149,434
Nishimatsu Construction Co., Ltd.	12,400	358,015
Okumura Corp.	16,000	611,202
OSJB Holdings Corp.	25,800	76,095
Penta-Ocean Construction Co., Ltd.	42,200	266,175
Raito Kogyo Co., Ltd.	10,500	104,286
Sanki Engineering Co., Ltd.	11,800	132,293
Seikitokyu Kogyo Co., Ltd.	16,700	97,027
Shinnihon Corp.	8,100	62,460
SHO-BOND Holdings Co., Ltd.	3,800	216,391
Sumitomo Densetsu Co., Ltd.	9,000	166,064
Sumitomo Mitsui Construction Co., Ltd.	19,940	115,142
Taihei Dengyo Kaisha Ltd.	5,500	144,676
Taikisha Ltd.	5,700	156,976
Toda Corp.	47,000	366,180
Toenec Corp.	5,200	155,217
Tokyo Energy & Systems, Inc.	12,800	137,592
Tokyu Construction Co., Ltd.	21,600	177,114
Toshiba Plant Systems & Services Corp.	14,600	245,398
Totetsu Kogyo Co., Ltd.	3,000	98,743
Toyo Construction Co., Ltd.	9,000	41,336
Yahagi Construction Co., Ltd.	3,100	26,631
Yokogawa Bridge Holdings Corp.	5,700	110,541
Yurtec Corp.	22,000	172,185

Total Construction & Engineering		8,135,310
Construction Materials – 0.4%
Krosaki Harima Corp.	2,600	124,497
Shinagawa Refractories Co., Ltd.	3,700	123,098
Sumitomo Osaka Cement Co., Ltd.	72,000	318,536

Total Construction Materials		566,131
Consumer Finance – 0.2%
J Trust Co., Ltd.	10,200	87,443
Pocket Card Co., Ltd.	18,600	176,143

Total Consumer Finance		263,586
Containers & Packaging – 0.6%
FP Corp.	4,200	214,543
Fuji Seal International, Inc.	5,600	169,147
Nihon Yamamura Glass Co., Ltd.	64,000	113,143
Rengo Co., Ltd.	49,781	295,860

Total Containers & Packaging		792,693
Distributors – 0.9%
Arata Corp.	1,000	$42,642
Canon Marketing Japan, Inc.	26,600	635,432
Doshisha Co., Ltd.	6,300	141,262
Happinet Corp.	6,300	102,645
Paltac Corp.	9,003	350,714

Total Distributors		1,272,695
Diversified Consumer Services – 0.3%
Gakkyusha Co., Ltd.	6,500	88,522
Meiko Network Japan Co., Ltd.	5,100	72,265
Riso Kyoiku Co., Ltd.(a)	8,100	62,892
Studio Alice Co., Ltd.	3,800	91,890
Tokyo Individualized Educational Institute, Inc.(a)	12,400	111,150

Total Diversified Consumer Services		426,719
Diversified Financial Services – 0.7%
Financial Products Group Co., Ltd.(a)	35,100	389,463
Ricoh Leasing Co., Ltd.	5,300	199,165
Zenkoku Hosho Co., Ltd.	9,100	381,979

Total Diversified Financial Services		970,607
Electric Utilities – 0.6%
Hokkaido Electric Power Co., Inc.	7,300	52,076
Hokuriku Electric Power Co.(a)	41,400	347,191
Okinawa Electric Power Co., Inc. (The)	7,175	157,695
Shikoku Electric Power Co., Inc.(a)	28,700	337,317

Total Electric Utilities		894,279
Electrical Equipment – 1.8%
Daihen Corp.	20,000	177,320
Denyo Co., Ltd.	6,200	109,773
Fujikura Ltd.	28,500	228,881
Furukawa Electric Co., Ltd.	6,726	369,268
GS Yuasa Corp.	52,000	273,015
Idec Corp.(a)	10,000	205,215
Nippon Carbon Co., Ltd.	2,500	97,610
Nissin Electric Co., Ltd.	19,000	233,945
Nitto Kogyo Corp.	11,300	199,669
Sanyo Denki Co., Ltd.	1,400	78,976
Sinfonia Technology Co., Ltd.	33,000	141,305
Takaoka Toko Co., Ltd.	8,000	142,709
Ushio, Inc.	19,200	256,023

Total Electrical Equipment		2,513,709
Electronic Equipment, Instruments & Components – 4.9%
Ai Holdings Corp.	4,600	114,831
Amano Corp.	14,100	333,570
Anritsu Corp.	23,300	193,123
Azbil Corp.	11,800	505,797
Canon Electronics, Inc.	11,100	223,844
Citizen Watch Co., Ltd.	62,000	426,864
CONEXIO Corp.	13,600	235,718
Daiwabo Holdings Co., Ltd.	3,800	160,183
Dexerials Corp.	25,300	309,268
Enplas Corp.(a)	2,629	121,682
ESPEC Corp.	1,700	34,766

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
FTGroup Co., Ltd.	9,700	$78,589
Hakuto Co., Ltd.	5,700	86,286
Horiba Ltd.	4,000	226,003
Ibiden Co., Ltd.(a)	24,100	383,879
Iriso Electronics Co., Ltd.	1,700	88,953
Japan Aviation Electronics Industry Ltd.	15,000	234,398
Kaga Electronics Co., Ltd.	9,900	292,871
Koa Corp.	1,300	24,114
Kyosan Electric Manufacturing Co., Ltd.	23,000	120,348
Macnica Fuji Electronics Holdings, Inc.	15,100	277,948
Marubun Corp.	12,700	96,126
Nippon Signal Co., Ltd.	5,900	63,421
Nissha Printing Co., Ltd.(a)	4,300	116,701
Nohmi Bosai Ltd.	4,166	65,692
Oki Electric Industry Co., Ltd.	17,300	230,380
Optex Group Co., Ltd.	2,300	86,021
Osaki Electric Co., Ltd.	12,600	97,496
Ryoden Corp.	6,500	98,396
Ryosan Co., Ltd.	10,300	408,560
Sanshin Electronics Co., Ltd.	9,000	133,443
Satori Electric Co., Ltd.	10,300	91,045
Siix Corp.	2,600	114,334
Sumida Corp.	6,600	128,523
Taiyo Yuden Co., Ltd.	12,900	190,810
Tamura Corp.	22,000	133,487
Topcon Corp.	10,900	191,923
UKC Holdings Corp.	500	8,635
Vitec Holdings Co., Ltd.	6,300	98,895

Total Electronic Equipment, Instruments & Components		6,826,923
Energy Equipment & Services – 0.3%
Modec, Inc.	6,900	166,546
Shinko Plantech Co., Ltd.	27,300	239,374

Total Energy Equipment & Services		405,920
Food & Staples Retailing – 2.5%
Ain Holdings, Inc.	1,400	96,513
Arcs Co., Ltd.	9,000	202,923
Axial Retailing, Inc.	2,500	96,056
Belc Co., Ltd.	800	40,084
Cawachi Ltd.	2,800	66,962
Cocokara fine, Inc.	2,600	148,288
Create SD Holdings Co., Ltd.	7,900	208,931
Heiwado Co., Ltd.	4,900	107,215
Inageya Co., Ltd.	5,100	84,090
Kato Sangyo Co., Ltd.	7,100	213,508
Kobe Bussan Co., Ltd.	4,500	201,883
Life Corp.	5,300	135,790
Matsumotokiyoshi Holdings Co., Ltd.	6,400	428,126
Ministop Co., Ltd.	5,000	97,055
Mitsubishi Shokuhin Co., Ltd.	6,800	198,445
Okuwa Co., Ltd.	14,000	144,521
Qol Co., Ltd.	5,400	94,362
San-A Co., Ltd.	2,500	111,269
Sogo Medical Co., Ltd.	1,100	$50,229
United Super Markets Holdings, Inc.(a)	9,500	90,894
Valor Holdings Co., Ltd.	11,200	239,193
Yamatane Corp.	7,800	131,865
Yaoko Co., Ltd.	2,600	120,339
Yokohama Reito Co., Ltd.	15,200	143,135

Total Food & Staples Retailing		3,451,676
Food Products – 3.0%
Ariake Japan Co., Ltd.	2,200	157,918
Feed One Co., Ltd.	62,500	146,027
Fuji Oil Holdings, Inc.	12,351	322,477
Fujicco Co., Ltd.	4,500	106,379
Hokuto Corp.	11,600	201,878
House Foods Group, Inc.	8,300	246,644
Itoham Yonekyu Holdings, Inc.	45,400	408,969
Kagome Co., Ltd.	5,500	172,478
Kameda Seika Co., Ltd.(a)	1,400	61,813
Marudai Food Co., Ltd.	25,000	118,376
Maruha Nichiro Corp.	6,300	185,253
Megmilk Snow Brand Co., Ltd.	7,700	209,319
Mitsui Sugar Co., Ltd.	8,200	275,725
Morinaga & Co., Ltd.	3,300	183,521
Morinaga Milk Industry Co., Ltd.	4,100	156,621
Nippon Flour Mills Co., Ltd.	13,900	211,652
Nippon Suisan Kaisha Ltd.	21,900	122,375
Nisshin Oillio Group Ltd. (The)	5,800	190,130
Prima Meat Packers Ltd.	25,000	169,013
S Foods, Inc.	3,000	116,599
Sakata Seed Corp.	3,100	88,127
Showa Sangyo Co., Ltd.	5,400	139,455
Starzen Co., Ltd.	2,300	112,175
Warabeya Nichiyo Holdings Co., Ltd.	2,700	68,840

Total Food Products		4,171,764
Gas Utilities – 0.3%
Saibu Gas Co., Ltd.	7,900	197,912
Shizuoka Gas Co., Ltd.	20,100	159,100

Total Gas Utilities		357,012
Health Care Equipment & Supplies – 1.4%
Asahi Intecc Co., Ltd.	3,200	166,588
Eiken Chemical Co., Ltd.	3,100	120,624
Hogy Medical Co., Ltd.	2,400	170,142
Jeol Ltd.	11,000	55,896
Mani, Inc.	4,500	107,778
Nagaileben Co., Ltd.	8,900	223,676
Nakanishi, Inc.	3,000	135,655
Nihon Kohden Corp.	11,100	239,819
Nikkiso Co., Ltd.	13,100	121,614
Nipro Corp.(a)	29,823	410,657
Paramount Bed Holdings Co., Ltd.	4,503	193,417

Total Health Care Equipment & Supplies		1,945,866

See Notes to Financial Statements.

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Health Care Providers & Services – 1.4%
As One Corp.	3,900	$207,533
BML, Inc.	7,700	164,651
Japan Lifeline Co., Ltd.(a)	2,100	103,727
Miraca Holdings, Inc.	12,400	576,129
NichiiGakkan Co., Ltd.	16,000	164,740
Ship Healthcare Holdings, Inc.	8,059	248,790
Solasto Corp.	7,900	153,908
Toho Holdings Co., Ltd.	11,000	210,199
Vital KSK Holdings, Inc.	18,500	153,338

Total Health Care Providers & Services		1,983,015
Hotels, Restaurants & Leisure – 2.7%
Create Restaurants Holdings, Inc.(a)	14,800	153,437
Doutor Nichires Holdings Co., Ltd.	5,800	124,435
Hiday Hidaka Corp.	3,700	102,883
Hiramatsu, Inc.	16,100	87,247
HIS Co., Ltd.	3,000	94,612
Ichibanya Co., Ltd.	3,100	128,885
KFC Holdings Japan Ltd.	9,800	174,122
KOMEDA Holdings Co., Ltd.(a)	11,100	185,090
Kyoritsu Maintenance Co., Ltd.(a)	4,000	119,398
MOS Food Services, Inc.	2,900	90,299
Ohsho Food Service Corp.	4,800	192,742
Plenus Co., Ltd.	9,900	218,729
Resorttrust, Inc.(a)	22,600	404,156
Round One Corp.	17,200	231,187
Saizeriya Co., Ltd.	3,300	90,734
SFP Holdings Co., Ltd.	2,700	42,048
Skylark Co., Ltd.	35,900	530,375
St. Marc Holdings Co., Ltd.	4,900	144,086
Tokyo Dome Corp.	16,000	147,826
Tokyotokeiba Co., Ltd.	5,500	165,393
Toridoll Holdings Corp.(a)	2,800	84,076
Yoshinoya Holdings Co., Ltd.	7,500	123,529
Zensho Holdings Co., Ltd.(a)	9,600	173,212

Total Hotels, Restaurants & Leisure		3,808,501
Household Durables – 2.3%
Alpine Electronics, Inc.	12,600	229,132
Clarion Co., Ltd.	19,000	74,943
Cleanup Corp.	16,900	135,572
ES-Con Japan Ltd.(a)	19,700	88,030
Foster Electric Co., Ltd.	3,906	78,804
France Bed Holdings Co., Ltd.	13,700	126,211
Fuji Corp., Ltd.(a)	21,100	153,519
Fujitsu General Ltd.	8,200	165,799
JVC Kenwood Corp.	23,500	67,850
Ki-Star Real Estate Co., Ltd.	3,100	57,668
Meiwa Estate Co., Ltd.	10,000	81,286
Misawa Homes Co., Ltd.(a)	8,300	69,606
Mitsui Home Co., Ltd.	11,000	71,630
Nihon House Holdings Co., Ltd.	24,100	139,378
Nissei Build Kogyo Co., Ltd.(a)	11,500	124,333
Pressance Corp.	6,600	89,298
Sanei Architecture Planning Co., Ltd.	2,300	$46,280
Sangetsu Corp.	18,700	321,122
Starts Corp., Inc.	8,300	213,316
Sumitomo Forestry Co., Ltd.	28,300	442,482
Tamron Co., Ltd.	6,600	127,409
TOA Corp.(a)	4,200	44,177
Token Corp.	1,300	154,639
Zojirushi Corp.(a)	11,000	105,344

Total Household Durables		3,207,828
Household Products – 0.1%
Earth Chemical Co., Ltd.	3,300	148,927
Independent Power & Renewable Electricity Producers – 0.0%
West Holdings Corp.(a)	9,300	64,856
Industrial Conglomerates – 0.5%
Nisshinbo Holdings, Inc.	36,800	435,134
TOKAI Holdings Corp.	33,300	257,371

Total Industrial Conglomerates		692,505
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	5,900	166,153
Belluna Co., Ltd.	14,700	154,881

Total Internet & Catalog Retail		321,034
Internet Software & Services – 0.9%
COOKPAD, Inc.(a)	7,500	51,904
Dip Corp.	7,700	175,869
F@N Communications, Inc.	12,200	136,561
GMO Internet, Inc.(a)	18,400	224,105
Gurunavi, Inc.	9,600	139,013
Infomart Corp.	13,000	93,315
Internet Initiative Japan, Inc.	4,000	74,659
Kakaku.com, Inc.(a)	32,900	419,123

Total Internet Software & Services		1,314,549
IT Services – 1.8%
Digital Garage, Inc.	2,500	53,103
DTS Corp.	5,100	139,772
Future Corp.	8,400	75,967
GMO Payment Gateway, Inc.(a)	1,200	75,050
Information Services International-Dentsu Ltd.	4,900	111,177
Kanematsu Electronics Ltd.	4,300	127,015
Mitsubishi Research Institute, Inc.	5,700	167,863
NEC Networks & System Integration Corp.	13,000	310,087
NET One Systems Co., Ltd.	25,100	265,349
Nihon Unisys Ltd.	17,900	286,076
NS Solutions Corp.	17,700	390,276
TIS, Inc.	7,700	227,104
Transcosmos, Inc.	11,900	274,335

Total IT Services		2,503,174
Leisure Products – 1.8%
Daikoku Denki Co., Ltd.(a)	3,900	58,345
Dunlop Sports Co., Ltd.(a)	12,200	173,844
Fields Corp.(a)	14,600	145,267
Furyu Corp.	5,100	50,699

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Heiwa Corp.(a)	26,700	$529,185
Mizuno Corp.	4,200	119,211
Sankyo Co., Ltd.	32,900	1,049,269
Tomy Co., Ltd.	7,500	103,607
Universal Entertainment Corp.(a)	9,100	267,588

Total Leisure Products		2,497,015
Life Sciences Tools & Services – 0.1%
EPS Holdings, Inc.	6,200	118,971
Machinery – 6.3%
Aichi Corp.	10,600	78,913
Aida Engineering Ltd.	12,400	146,291
Alinco, Inc.	11,700	137,201
Anest Iwata Corp.	2,700	25,377
Asahi Diamond Industrial Co., Ltd.	600	5,767
Bando Chemical Industries Ltd.	15,100	160,303
CKD Corp.	12,600	247,377
DMG Mori Co., Ltd.	12,900	231,493
Ebara Corp.	11,700	388,216
Fujitec Co., Ltd.	18,500	258,850
Furukawa Co., Ltd.	3,900	66,383
Giken Ltd.(a)	2,400	65,775
Glory Ltd.	8,300	293,835
Harmonic Drive Systems, Inc.(a)	3,900	201,297
Hirata Corp.(a)	400	40,439
Hitachi Zosen Corp.	19,935	105,727
Japan Steel Works Ltd. (The)	8,203	188,742
Juki Corp.	7,200	102,853
Kato Works Co., Ltd.	4,900	146,262
Kitagawa Iron Works Co., Ltd.	4,100	96,486
Kito Corp.	8,400	104,622
Kitz Corp.	18,900	153,967
Kurita Water Industries Ltd.	11,900	343,579
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,000	151,592
Makino Milling Machine Co., Ltd.	16,000	141,998
Max Co., Ltd.	9,000	124,648
Meidensha Corp.(a)	16,000	61,120
METAWATER Co., Ltd.	4,300	118,038
Mitsubishi Nichiyu Forklift Co., Ltd.(a)	8,400	59,997
Mitsuboshi Belting Ltd.	10,000	120,464
Mitsui Engineering & Shipbuilding Co., Ltd.	800	10,440
Miura Co., Ltd.	7,500	165,105
Morita Holdings Corp.	4,800	74,581
Nachi-Fujikoshi Corp.	43,000	241,807
Nippon Thompson Co., Ltd.	16,200	89,660
Nissei ASB Machine Co., Ltd.	2,800	112,557
Nitta Corp.	4,100	148,972
Noritake Co., Ltd.	2,500	119,487
NTN Corp.	88,000	372,123
Obara Group, Inc.	2,400	135,815
Oiles Corp.	2,900	53,716
OKUMA Corp.	3,800	207,951
OSG Corp.(a)	11,800	268,361
Ryobi Ltd.	6,400	172,274
Shibuya Corp.	2,700	$87,669
Shima Seiki Manufacturing Ltd.	3,600	189,331
Shinmaywa Industries Ltd.	6,800	61,678
Sodick Co., Ltd.	8,900	110,059
Star Micronics Co., Ltd.	11,500	197,992
Tadano Ltd.	12,900	150,700
Takeuchi Manufacturing Co., Ltd.	3,500	73,162
Takuma Co., Ltd.	9,700	117,884
Tocalo Co., Ltd.	4,600	177,151
Toshiba Machine Co., Ltd.	41,000	223,640
Tsubaki Nakashima Co., Ltd.(a)	11,900	249,491
Tsubakimoto Chain Co.	36,000	287,514
Tsugami Corp.	6,000	50,584
Union Tool Co.	3,100	96,113
YAMABIKO Corp.	7,700	105,754
Yushin Precision Equipment Co., Ltd.(a)	3,100	87,025

Total Machinery		8,806,208
Marine – 0.1%
Iino Kaiun Kaisha Ltd.	22,500	104,739
Media – 1.5%
Asahi Broadcasting Corp.	14,500	114,387
Avex Group Holdings, Inc.	17,500	237,396
D.A. Consortium Holdings, Inc.	3,600	60,893
Daiichikosho Co., Ltd.	9,500	454,049
Kadokawa Dwango*	8,000	97,082
LIFULL Co., Ltd.	10,000	86,883
SKY Perfect JSAT Holdings, Inc.(a)	119,200	532,649
Toei Co., Ltd.	1,000	110,958
Tri-Stage, Inc.(a)	11,600	58,739
Tv Tokyo Holdings Corp.	4,000	82,761
Wowow, Inc.	4,900	155,186
Zenrin Co., Ltd.	4,600	139,759

Total Media		2,130,742
Metals & Mining – 3.0%
Aichi Steel Corp.	1,500	58,899
Alconix Corp.	10,900	195,893
Asahi Holdings, Inc.	9,200	189,206
Daido Steel Co., Ltd.	6,700	397,006
Dowa Holdings Co., Ltd.	9,400	344,468
Godo Steel Ltd.	4,400	82,360
Kyoei Steel Ltd.	9,000	140,239
Maruichi Steel Tube Ltd.	21,300	619,709
Mitsubishi Steel Manufacturing Co., Ltd.	2,600	66,360
Mitsui Mining & Smelting Co., Ltd.	9,400	486,848
Nippon Denko Co., Ltd.(a)	33,600	133,725
Nippon Light Metal Holdings Co., Ltd.	159,500	453,427
Nittetsu Mining Co., Ltd.	2,100	152,978
Sanyo Special Steel Co., Ltd.	7,000	179,283
Toho Zinc Co., Ltd.	2,000	86,172
Tokyo Rope Manufacturing Co., Ltd.	3,400	51,288
Tokyo Steel Manufacturing Co., Ltd.	14,400	118,588
Topy Industries Ltd.	4,800	160,334

See Notes to Financial Statements.

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Toyo Kohan Co., Ltd.	23,400	$108,929
UACJ Corp.(a)	6,053	172,349

Total Metals & Mining		4,198,061
Multiline Retail – 0.6%
H2O Retailing Corp.	17,900	318,992
Parco Co., Ltd.(a)	16,600	203,362
Takashimaya Co., Ltd.	38,000	355,812

Total Multiline Retail		878,166
Oil, Gas & Consumable Fuels – 1.0%
BP Castrol K.K.	8,000	137,378
Cosmo Energy Holdings Co., Ltd.	18,600	425,488
Fuji Oil Co., Ltd.	31,500	122,010
Itochu Enex Co., Ltd.	40,800	437,848
Nippon Gas Co., Ltd.	4,000	124,195
San-Ai Oil Co., Ltd.	15,800	175,033

Total Oil, Gas & Consumable Fuels		1,421,952
Paper & Forest Products – 0.7%
Chuetsu Pulp & Paper Co., Ltd.(a)	4,200	79,325
Daiken Corp.	6,200	156,315
Daio Paper Corp.(a)	10,200	120,336
Hokuetsu Kishu Paper Co., Ltd.(a)	21,900	136,772
Nippon Paper Industries Co., Ltd.(a)	27,100	503,648

Total Paper & Forest Products		996,396
Personal Products – 0.9%
Artnature, Inc.	21,400	134,600
Ci:z Holdings Co., Ltd.	6,200	218,389
Fancl Corp.	13,600	293,590
Mandom Corp.	5,800	159,472
Milbon Co., Ltd.	2,100	127,420
Noevir Holdings Co., Ltd.	6,900	380,047

Total Personal Products		1,313,518
Pharmaceuticals – 2.0%
Fuji Pharma Co., Ltd.	3,200	109,164
JCR Pharmaceuticals Co., Ltd.	2,800	86,066
Kaken Pharmaceutical Co., Ltd.	10,700	543,721
KYORIN Holdings, Inc.	12,500	251,521
Mochida Pharmaceutical Co., Ltd.	3,200	235,100
Nichi-iko Pharmaceutical Co., Ltd.(a)	8,300	128,963
Rohto Pharmaceutical Co., Ltd.	10,000	225,203
Sawai Pharmaceutical Co., Ltd.(a)	8,000	454,138
Seikagaku Corp.	5,900	106,610
Torii Pharmaceutical Co., Ltd.	2,700	76,756
Towa Pharmaceutical Co., Ltd.	2,300	116,057
Tsumura & Co.	10,900	392,173
ZERIA Pharmaceutical Co., Ltd.	7,000	125,057

Total Pharmaceuticals		2,850,529
Professional Services – 1.7%
Altech Corp.	2,200	72,411
Benefit One, Inc.(a)	6,600	129,989
en-japan, Inc.	3,400	124,595
FULLCAST Holdings Co., Ltd.	4,800	87,203
Funai Soken Holdings, Inc.	5,660	$174,227
JAC Recruitment Co., Ltd.(a)	4,800	74,794
Japan Asia Group Ltd.	7,000	26,989
Meitec Corp.	8,200	410,856
Nihon M&A Center, Inc.	3,900	190,556
Nomura Co., Ltd.	6,200	137,313
Pasco Corp.(a)	16,000	49,465
Space Co., Ltd.	8,800	132,354
Tanseisha Co., Ltd.	5,600	68,902
TechnoPro Holdings, Inc.	7,600	359,863
Weathernews, Inc.	2,700	85,511
World Holdings Co., Ltd.	3,100	94,186
Yumeshin Holdings Co., Ltd.(a)	24,700	170,935

Total Professional Services		2,390,149
Real Estate Management & Development – 2.9%
Airport Facilities Co., Ltd.	6,800	35,883
Daibiru Corp.	14,500	160,116
Daikyo, Inc.	21,400	420,148
Goldcrest Co., Ltd.	6,700	158,802
Heiwa Real Estate Co., Ltd.	2,400	40,872
Investors Cloud Co., Ltd.	1,100	65,376
Keihanshin Building Co., Ltd.	21,900	147,667
Kenedix, Inc.	21,100	117,155
Leopalace21 Corp.	83,800	583,656
Nippon Commercial Development Co., Ltd.	5,100	77,883
NTT Urban Development Corp.	47,300	470,626
Open House Co., Ltd.	11,100	387,536
Raysum Co., Ltd.	10,700	90,779
Relo Group, Inc.	8,980	205,025
SAMTY Co., Ltd.	7,200	114,750
Sun Frontier Fudousan Co., Ltd.	8,700	93,906
Takara Leben Co., Ltd.(a)	25,400	124,106
TOC Co., Ltd.	10,600	93,226
Tokyo Tatemono Co., Ltd.	29,400	375,841
Tosei Corp.	21,000	184,320
Unizo Holdings Co., Ltd.	5,100	118,206

Total Real Estate Management & Development		4,065,879
Road & Rail – 2.2%
Fukuyama Transporting Co., Ltd.	6,400	202,692
Hitachi Transport System Ltd.	12,200	282,226
Ichinen Holdings Co., Ltd.	10,900	149,897
Maruzen Showa Unyu Co., Ltd.	32,000	150,100
Nankai Electric Railway Co., Ltd.(a)	8,800	217,645
Nikkon Holdings Co., Ltd.	14,200	350,948
Nishi-Nippon Railroad Co., Ltd.(a)	5,400	129,861
Sakai Moving Service Co., Ltd.	2,300	121,370
Sankyu, Inc.	7,800	329,836
Seino Holdings Co., Ltd.	32,300	453,087
Senko Group Holdings Co., Ltd.	27,900	198,781
Sotetsu Holdings, Inc.(a)	16,600	401,119
Tonami Holdings Co., Ltd.	2,600	125,421

Total Road & Rail		3,112,983

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 0.9%
Japan Material Co., Ltd.	2,100	$55,333
Lasertec Corp.	9,600	197,091
MegaChips Corp.(a)	4,592	150,531
Mimasu Semiconductor Industry Co., Ltd.	6,900	110,888
NuFlare Technology, Inc.	1,800	97,224
Shindengen Electric Manufacturing Co., Ltd.	1,200	76,756
Shinko Electric Industries Co., Ltd.	34,300	230,972
Tokyo Seimitsu Co., Ltd.	6,600	233,652
Ulvac, Inc.	900	56,527

Total Semiconductors & Semiconductor Equipment		1,208,974
Software – 1.5%
Broadleaf Co., Ltd.	11,000	94,497
Capcom Co., Ltd.(a)	10,500	258,011
COLOPL, Inc.(a)	16,800	193,723
Fuji Soft, Inc.	2,600	75,876
GungHo Online Entertainment, Inc.(a)	95,100	256,833
Koei Tecmo Holdings Co., Ltd.	19,900	417,747
Marvelous, Inc.(a)	9,400	79,749
Miroku Jyoho Service Co., Ltd.	2,800	65,022
MTI Ltd.	16,600	99,543
NSD Co., Ltd.	7,500	139,053
OBIC Business Consultants Co., Ltd.	3,600	181,015
SRA Holdings	2,900	76,876
Systena Corp.	5,600	139,596

Total Software		2,077,541
Specialty Retail – 4.8%
Adastria Co., Ltd.	10,322	232,913
Alpen Co., Ltd.	10,200	198,627
AOKI Holdings, Inc.	17,100	224,222
Aoyama Trading Co., Ltd.(a)	21,900	783,081
Arcland Sakamoto Co., Ltd.	7,100	106,912
Autobacs Seven Co., Ltd.	22,000	356,487
Bic Camera, Inc.(a)	13,500	150,033
Chiyoda Co., Ltd.	8,300	207,712
DCM Holdings Co., Ltd.	26,200	236,478
EDION Corp.(a)	27,300	255,866
Geo Holdings Corp.(a)	20,200	291,609
Gfoot Co., Ltd.(a)	16,800	110,592
Hard Off Corp. Co., Ltd.	10,600	107,445
IDOM, Inc.(a)	17,500	108,049
Joshin Denki Co., Ltd.	3,500	118,776
K’s Holdings Corp.(a)	24,434	541,145
Keiyo Co., Ltd.(a)	15,700	107,117
Kohnan Shoji Co., Ltd.	5,400	101,365
Komeri Co., Ltd.	6,400	184,214
Konaka Co., Ltd.	16,900	86,778
Nishimatsuya Chain Co., Ltd.	16,200	181,191
Nojima Corp.	4,900	99,162
PAL GROUP Holdings Co., Ltd.	4,000	124,017
PC Depot Corp.(a)	12,000	91,574
Right On Co., Ltd.(a)	9,900	83,728
Sanrio Co., Ltd.(a)	26,557	$503,702
Shimachu Co., Ltd.	12,200	320,377
T-Gaia Corp.	16,500	320,575
United Arrows Ltd.	5,200	188,940
VT Holdings Co., Ltd.	26,354	150,775
Xebio Holdings Co., Ltd.	5,900	115,468
Yellow Hat Ltd.	3,400	96,353

Total Specialty Retail		6,785,283
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co., Ltd.(a)	6,100	122,688
Hitachi Maxell Ltd.	9,300	208,695
MCJ Co., Ltd.	9,600	103,876
Riso Kagaku Corp.	11,800	214,584
Roland DG Corp.	2,200	56,307
Wacom Co., Ltd.(a)	22,800	106,136

Total Technology Hardware, Storage & Peripherals		812,286
Textiles, Apparel & Luxury Goods – 1.5%
Descente Ltd.	7,500	102,274
Fujibo Holdings, Inc.	2,000	68,938
Goldwin, Inc.	800	57,069
Gunze Ltd.	4,300	196,349
Japan Wool Textile Co., Ltd. (The)	25,400	229,258
Kurabo Industries Ltd.	55,000	150,979
Onward Holdings Co., Ltd.	49,639	377,039
Seiko Holdings Corp.(a)	8,400	189,021
Seiren Co., Ltd.	10,100	186,002
Wacoal Holdings Corp.	13,500	384,978
Yondoshi Holdings, Inc.	5,400	153,511

Total Textiles, Apparel & Luxury Goods		2,095,418
Trading Companies & Distributors – 3.4%
Advan Co., Ltd.(a)	7,500	65,362
Daiichi Jitsugyo Co., Ltd.	1,400	40,545
Gecoss Corp.	10,700	115,398
Hanwa Co., Ltd.	8,000	286,768
Inaba Denki Sangyo Co., Ltd.	7,500	311,154
Inabata & Co., Ltd.	17,600	234,531
Iwatani Corp.	4,600	139,964
Japan Pulp & Paper Co., Ltd.	2,800	113,801
Kamei Corp.	8,500	139,169
Kanamoto Co., Ltd.	3,200	100,919
Kanematsu Corp.	12,400	158,078
Kuroda Electric Co., Ltd.	9,100	158,612
Mitsui Matsushima Co., Ltd.	6,600	88,887
Nagase & Co., Ltd.	22,800	381,806
Nippon Steel & Sumikin Bussan Corp.	8,596	473,462
Nishio Rent All Co., Ltd.	3,100	103,136
Onoken Co., Ltd.	6,600	110,464
Sanyo Trading Co., Ltd.	4,400	102,217
Seika Corp.	4,200	113,987
Sojitz Corp.	310,000	856,483
Trusco Nakayama Corp.	6,700	163,207
Wakita & Co., Ltd.	8,500	102,621

See Notes to Financial Statements.

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2017

Investments	Shares	Value
Yamazen Corp.	20,800	$224,880
Yuasa Trading Co., Ltd.	6,600	233,065

Total Trading Companies & Distributors		4,818,516
Transportation Infrastructure – 0.5%
Japan Airport Terminal Co., Ltd.(a)	4,400	156,745
Kamigumi Co., Ltd.	12,000	277,706
Mitsubishi Logistics Corp.(a)	4,000	99,463
Nissin Corp.	4,600	119,204

Total Transportation Infrastructure		653,118
TOTAL COMMON STOCKS (Cost: $115,185,891)		139,079,284
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%
United States – 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $10,245,789)(c)	10,245,789	10,245,789
TOTAL INVESTMENTS IN SECURITIES – 106.5% (Cost: $125,431,680)		$149,325,073
Other Assets less Liabilities – (6.5)%		(9,095,049)

NET ASSETS – 100.0%		$140,230,024

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $16,966,621 and the total market value of the collateral held by the Fund was $17,618,738. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,372,949.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	3,153,053,617	JPY	28,010,138	USD	$2,154	$—
Bank of America N.A.	10/4/2017	28,858,931	USD	3,171,781,214	JPY	680,259	—
Bank of America N.A.	11/6/2017	29,399,089	USD	3,304,628,118	JPY	—	(3,126)
Barclays Bank PLC	10/4/2017	3,153,045,214	JPY	28,010,138	USD	2,080	—
Barclays Bank PLC	11/6/2017	29,399,089	USD	3,304,598,719	JPY	—	(2,864)
Citibank N.A.	10/4/2017	453,545,979	JPY	4,041,867	USD	—	(12,484)
Citibank N.A.	10/4/2017	3,152,888,357	JPY	28,010,138	USD	686	—
Citibank N.A.	10/4/2017	28,858,931	USD	3,171,775,442	JPY	680,311	—
Citibank N.A.	11/6/2017	29,399,089	USD	3,304,410,565	JPY	—	(1,190)
Credit Suisse International	10/4/2017	2,402,145,670	JPY	21,341,062	USD	30	—
Credit Suisse International	10/4/2017	28,858,931	USD	3,171,833,160	JPY	679,798	—
Credit Suisse International	11/6/2017	22,399,310	USD	2,517,655,564	JPY	—	(987)
Goldman Sachs	10/4/2017	3,152,868,750	JPY	28,010,138	USD	512	—
Goldman Sachs	10/4/2017	28,858,931	USD	3,171,775,442	JPY	680,311	—
Goldman Sachs	11/6/2017	29,399,089	USD	3,304,366,466	JPY	—	(798)
UBS AG	10/4/2017	21,987,757	USD	2,416,722,744	JPY	517,160	—
						$3,243,301	$(21,449)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.4%
AIT Corp.	32,200	$330,110
Kintetsu World Express, Inc.	29,800	493,997
Konoike Transport Co., Ltd.	51,000	776,565
Maruwa Unyu Kikan Co., Ltd.(a)	18,400	430,556
SBS Holdings, Inc.	12,000	92,960
Shibusawa Warehouse Co., Ltd. (The)	24,400	434,611

Total Air Freight & Logistics		2,558,799
Auto Components – 5.5%
Aisan Industry Co., Ltd.	43,500	418,132
Daido Metal Co., Ltd.	18,700	166,791
Daikyonishikawa Corp.	32,400	521,555
Eagle Industry Co., Ltd.	45,100	827,358
Exedy Corp.	43,725	1,330,415
FCC Co., Ltd.	37,700	839,303
G-Tekt Corp.	18,600	384,013
H-One Co., Ltd.	21,800	238,209
Imasen Electric Industrial	33,200	413,507
Kasai Kogyo Co., Ltd.	31,500	477,404
Keihin Corp.	80,821	1,382,857
KYB Corp.	14,740	890,437
Mitsuba Corp.	18,300	283,689
Musashi Seimitsu Industry Co., Ltd.	22,500	701,595
NHK Spring Co., Ltd.	178,300	1,921,360
Nifco, Inc.	36,786	2,245,101
Nissin Kogyo Co., Ltd.(a)	43,300	774,334
Pacific Industrial Co., Ltd.	38,700	516,046
Piolax, Inc.	11,400	322,560
Press Kogyo Co., Ltd.	94,900	519,330
Sanoh Industrial Co., Ltd.	77,100	645,211
Shoei Co., Ltd.	23,100	712,095
Sumitomo Riko Co., Ltd.	50,700	509,860
Tachi-S Co., Ltd.	16,300	301,774
Taiho Kogyo Co., Ltd.	47,000	713,570
Tokai Rika Co., Ltd.	85,258	1,685,997
Topre Corp.	31,900	979,119
Toyo Tire & Rubber Co., Ltd.	111,800	2,511,813
Toyoda Gosei Co., Ltd.	102,500	2,421,245
TPR Co., Ltd.	22,200	744,503
TS Tech Co., Ltd.	57,800	1,940,959
Unipres Corp.	27,203	756,411
Yokohama Rubber Co., Ltd. (The)	157,700	3,250,246
Yorozu Corp.	39,400	841,798

Total Auto Components		33,188,597
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	41,700	460,102
Banks – 7.7%
77 Bank Ltd. (The)	37,200	919,053
Akita Bank Ltd. (The)	4,200	131,897
Aomori Bank Ltd. (The)	19,062	665,522
Awa Bank Ltd. (The)	141,378	931,928
Bank of Iwate Ltd. (The)	11,500	464,332
Bank of Kyoto Ltd. (The)	40,200	2,042,766
Bank of Nagoya Ltd. (The)	12,669	497,464
Bank of Okinawa Ltd. (The)	20,380	819,256
Bank of Saga Ltd. (The)	14,245	344,462
Bank of the Ryukyus Ltd.	35,608	550,419
Chugoku Bank Ltd. (The)	110,200	1,509,602
Daishi Bank Ltd. (The)	30,055	1,415,116
Ehime Bank Ltd. (The)(a)	31,999	410,772
Eighteenth Bank Ltd. (The)	132,046	322,593
FIDEA Holdings Co., Ltd.	373,000	682,610
Fukui Bank Ltd. (The)	11,667	309,285
Gunma Bank Ltd. (The)	387,400	2,395,331
Hachijuni Bank Ltd. (The)	442,000	2,760,414
Hiroshima Bank Ltd. (The)	254,500	2,059,694
Hokkoku Bank Ltd. (The)	25,662	1,123,921
Hokuetsu Bank Ltd. (The)	22,000	499,747
Hokuhoku Financial Group, Inc.	130,100	2,091,956
Hyakugo Bank Ltd. (The)	136,400	609,507
Hyakujushi Bank Ltd. (The)	166,000	575,134
Iyo Bank Ltd. (The)(a)	207,500	1,679,319
Jimoto Holdings, Inc.	316,500	584,835
Juroku Bank Ltd. (The)	19,400	637,676
Kansai Urban Banking Corp.	84,000	1,043,983
Keiyo Bank Ltd. (The)	178,684	828,615
Kiyo Bank Ltd. (The)	64,490	1,081,661
Kyushu Financial Group, Inc.	305,200	1,876,235
Minato Bank Ltd. (The)(a)	19,400	351,928
Miyazaki Bank Ltd. (The)	18,200	659,672
Musashino Bank Ltd. (The)	34,600	1,028,179
Nanto Bank Ltd. (The)	12,800	359,330
Nishi-Nippon Financial Holdings, Inc.	142,900	1,562,741
North Pacific Bank Ltd.	334,915	1,059,208
Ogaki Kyoritsu Bank Ltd. (The)	18,442	516,086
Oita Bank Ltd. (The)	15,300	634,753
San-In Godo Bank Ltd. (The)	64,800	561,276
Senshu Ikeda Holdings, Inc.	274,240	1,054,910
Shiga Bank Ltd. (The)(a)	168,923	939,420
Shikoku Bank Ltd. (The)	52,200	789,272
Tochigi Bank Ltd. (The)	52,543	224,054
Toho Bank Ltd. (The)	184,000	691,440
Tokyo TY Financial Group, Inc.	12,700	324,594
TOMONY Holdings, Inc.	79,077	357,573
Towa Bank Ltd. (The)	44,700	478,907
Yamagata Bank Ltd. (The)(a)	28,800	668,286
Yamaguchi Financial Group, Inc.	143,000	1,673,087
Yamanashi Chuo Bank Ltd. (The)	193,000	810,989

Total Banks		46,610,810
Beverages – 0.3%
Sapporo Holdings Ltd.	36,098	973,282
Takara Holdings, Inc.	79,611	726,340

Total Beverages		1,699,622

See Notes to Financial Statements.

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Building Products – 1.7%
Aica Kogyo Co., Ltd.	46,815	$1,572,076
Bunka Shutter Co., Ltd.	23,100	172,791
Central Glass Co., Ltd.	20,587	448,437
Nichias Corp.	109,827	1,355,214
Nichiha Corp.	20,100	753,538
Nitto Boseki Co., Ltd.	29,399	901,055
Noritz Corp.	26,600	477,815
Okabe Co., Ltd.	20,100	189,456
Sankyo Tateyama, Inc.(a)	18,500	262,795
Sanwa Holdings Corp.	176,166	2,020,435
Shin Nippon Air Technologies Co., Ltd.	12,100	173,924
Sinko Industries Ltd.	13,000	217,812
Takara Standard Co., Ltd.	30,231	520,479
Takasago Thermal Engineering Co., Ltd.	65,172	1,075,730

Total Building Products		10,141,557
Capital Markets – 2.9%
GCA Corp.(a)	92,200	845,293
Ichigo, Inc.	360,000	1,231,289
Ichiyoshi Securities Co., Ltd.	82,688	810,242
IwaiCosmo Holdings, Inc.	65,900	790,343
kabu.com Securities Co., Ltd.	346,200	1,051,840
Kyokuto Securities Co., Ltd.	61,200	831,296
Marusan Securities Co., Ltd.	101,800	840,156
Matsui Securities Co., Ltd.(a)	308,900	2,327,075
Monex Group, Inc.	82,994	222,664
Okasan Securities Group, Inc.	321,000	1,842,189
SBI Holdings, Inc.	256,800	3,864,604
Sparx Group Co., Ltd.	139,700	256,900
Tokai Tokyo Financial Holdings, Inc.	452,800	2,683,051

Total Capital Markets		17,596,942
Chemicals – 8.0%
Achilles Corp.	31,700	636,169
ADEKA Corp.	81,625	1,487,980
Arakawa Chemical Industries Ltd.	30,200	707,479
C.I. Takiron Corp.	107,000	684,405
Chugoku Marine Paints Ltd.	74,200	620,283
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,743	535,163
Denka Co., Ltd.	72,000	2,369,831
DIC Corp.	82,100	2,972,127
Fujimi, Inc.	19,300	449,388
Fujimori Kogyo Co., Ltd.	5,900	199,174
Fuso Chemical Co., Ltd.	21,100	673,873
JCU Corp.	4,500	200,684
JSP Corp.	21,323	653,528
Kaneka Corp.	278,000	2,158,504
KH Neochem Co., Ltd.	32,900	806,388
Konishi Co., Ltd.	22,600	399,739
Kumiai Chemical Industry Co., Ltd.(a)	12,124	87,135
Kureha Corp.	14,764	802,698
Lintec Corp.	63,165	1,711,485
Nihon Nohyaku Co., Ltd.	76,900	430,391
Nihon Parkerizing Co., Ltd.	76,000	1,215,298
Nippon Kayaku Co., Ltd.	148,000	2,278,541
Nippon Shokubai Co., Ltd.	28,500	2,012,837
Nippon Soda Co., Ltd.	98,091	596,049
Nippon Valqua Industries Ltd.	22,337	545,105
NOF Corp.	66,000	1,864,523
Okamoto Industries, Inc.	36,436	379,039
Osaka Soda Co., Ltd.(a)	23,600	608,004
Riken Technos Corp.	64,400	392,470
Sakata INX Corp.	50,200	926,268
Sanyo Chemical Industries Ltd.	16,135	938,873
Sekisui Plastics Co., Ltd.	76,500	960,965
Shikoku Chemicals Corp.	46,000	695,527
Showa Denko K.K.	81,700	2,543,939
Sumitomo Bakelite Co., Ltd.	157,092	1,156,925
Sumitomo Seika Chemicals Co., Ltd.	13,700	654,786
T Hasegawa Co., Ltd.	18,800	360,084
Taiyo Holdings Co., Ltd.	27,591	1,284,385
Toagosei Co., Ltd.	117,500	1,573,069
Tokai Carbon Co., Ltd.	138,500	1,301,763
Tokyo Ohka Kogyo Co., Ltd.	28,800	1,023,409
Toyo Ink SC Holdings Co., Ltd.	295,512	1,661,787
Toyobo Co., Ltd.	50,053	952,905
Ube Industries Ltd.	75,293	2,173,875
Zeon Corp.	128,000	1,659,059

Total Chemicals		48,345,909
Commercial Services & Supplies – 1.3%
Aeon Delight Co., Ltd.	32,800	1,231,111
Bell System24 Holdings, Inc.	80,500	879,625
Daiseki Co., Ltd.	16,007	403,001
Itoki Corp.	52,700	442,893
Kokuyo Co., Ltd.	54,003	913,923
Kyodo Printing Co., Ltd.	14,305	485,450
Mitsubishi Pencil Co., Ltd.	6,800	170,536
Nippon Air Conditioning Services Co., Ltd.	47,700	304,256
Nippon Parking Development Co., Ltd.(a)	320,600	472,790
Okamura Corp.	80,876	923,250
Pilot Corp.	300	14,338
Relia, Inc.(a)	51,600	595,006
Sato Holdings Corp.	28,638	677,248
Toppan Forms Co., Ltd.	50,700	537,785

Total Commercial Services & Supplies		8,051,212
Communications Equipment – 0.2%
Hitachi Kokusai Electric, Inc.	49,948	1,366,676
Construction & Engineering – 5.5%
Asunaro Aoki Construction Co., Ltd.	74,600	654,775
COMSYS Holdings Corp.	86,800	2,073,515
Dai-Dan Co., Ltd.	3,000	73,904
Fudo Tetra Corp.	52,500	87,216
Hazama Ando Corp.	147,300	1,029,850
Hibiya Engineering Ltd.	27,500	570,448
Kandenko Co., Ltd.	125,138	1,312,912
Kitano Construction Corp.	156,651	637,375

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Kumagai Gumi Co., Ltd.	25,600	$772,105
Kyowa Exeo Corp.	96,466	1,915,351
Kyudenko Corp.	37,790	1,463,727
Maeda Corp.	60,087	733,973
Maeda Road Construction Co., Ltd.	94,694	2,036,638
Matsui Construction Co., Ltd.	51,100	449,420
Meisei Industrial Co., Ltd.	61,800	411,213
Mirait Holdings Corp.	51,900	623,824
Nichireki Co., Ltd.	41,800	533,246
Nippo Corp.	55,358	1,183,731
Nippon Densetsu Kogyo Co., Ltd.	26,000	546,724
Nippon Koei Co., Ltd.	17,200	584,462
Nippon Road Co., Ltd. (The)	10,000	553,458
Nishimatsu Construction Co., Ltd.	58,807	1,697,899
Okumura Corp.	58,171	2,222,126
OSJB Holdings Corp.(a)	95,000	280,194
Penta-Ocean Construction Co., Ltd.	168,693	1,064,025
Raito Kogyo Co., Ltd.	41,500	412,180
Sanki Engineering Co., Ltd.	46,600	522,447
Shinnihon Corp.	35,000	269,889
SHO-BOND Holdings Co., Ltd.	14,900	848,479
Sumitomo Densetsu Co., Ltd.	28,900	533,250
Sumitomo Mitsui Construction Co., Ltd.	103,360	596,846
Taihei Dengyo Kaisha Ltd.	18,000	473,486
Taikisha Ltd.	35,165	968,432
Toda Corp.	215,549	1,679,354
Toenec Corp.	5,800	173,127
Tokyu Construction Co., Ltd.	63,900	523,961
Toshiba Plant Systems & Services Corp.	54,000	907,636
Totetsu Kogyo Co., Ltd.	15,979	525,938
Toyo Construction Co., Ltd.	34,600	158,914
Yahagi Construction Co., Ltd.(a)	51,700	444,134
Yokogawa Bridge Holdings Corp.	13,800	267,627
Yurtec Corp.	97,000	759,179

Total Construction & Engineering		33,576,990
Construction Materials – 0.4%
Krosaki Harima Corp.	9,900	474,046
Shinagawa Refractories Co., Ltd.	15,300	509,026
Sumitomo Osaka Cement Co., Ltd.	295,404	1,306,900

Total Construction Materials		2,289,972
Consumer Finance – 0.1%
J Trust Co., Ltd.	22,000	188,602
Pocket Card Co., Ltd.(a)	52,500	497,180

Total Consumer Finance		685,782
Containers & Packaging – 0.5%
FP Corp.	20,200	1,031,849
Fuji Seal International, Inc.	27,510	830,933
Nihon Yamamura Glass Co., Ltd.	61,000	107,840
Rengo Co., Ltd.	150,700	895,645

Total Containers & Packaging		2,866,267
Distributors – 0.9%
Arata Corp.	4,500	191,889
Canon Marketing Japan, Inc.	109,800	2,622,949
Doshisha Co., Ltd.	36,200	811,698
Happinet Corp.	27,200	443,164
Paltac Corp.	39,157	1,525,372

Total Distributors		5,595,072
Diversified Consumer Services – 0.3%
Meiko Network Japan Co., Ltd.	28,386	402,218
Riso Kyoiku Co., Ltd.	34,500	267,872
Studio Alice Co., Ltd.	19,660	475,410
Tokyo Individualized Educational Institute, Inc.(a)	54,200	485,833

Total Diversified Consumer Services		1,631,333
Diversified Financial Services – 0.6%
Financial Products Group Co., Ltd.(a)	119,100	1,321,511
Ricoh Leasing Co., Ltd.	19,200	721,503
Zenkoku Hosho Co., Ltd.	32,400	1,360,014

Total Diversified Financial Services		3,403,028
Electric Utilities – 0.7%
Hokkaido Electric Power Co., Inc.	32,700	233,270
Hokuriku Electric Power Co.(a)	222,000	1,861,751
Okinawa Electric Power Co., Inc. (The)	31,380	689,683
Shikoku Electric Power Co., Inc.(a)	131,500	1,545,547

Total Electric Utilities		4,330,251
Electrical Equipment – 2.0%
Daihen Corp.	98,000	868,867
Denyo Co., Ltd.	27,200	481,585
Fujikura Ltd.	126,215	1,013,622
Furukawa Electric Co., Ltd.	29,900	1,641,558
GS Yuasa Corp.	282,000	1,480,584
Idec Corp.	48,136	987,822
Nippon Carbon Co., Ltd.	13,400	523,191
Nissin Electric Co., Ltd.	82,765	1,019,076
Nitto Kogyo Corp.	37,200	657,316
Sanyo Denki Co., Ltd.	11,400	643,095
Sinfonia Technology Co., Ltd.	132,000	565,220
Takaoka Toko Co., Ltd.	34,800	620,783
Tatsuta Electric Wire and Cable Co., Ltd.	101,600	774,422
Ushio, Inc.	74,400	992,088

Total Electrical Equipment		12,269,229
Electronic Equipment, Instruments & Components – 5.1%
Ai Holdings Corp.	23,000	574,157
Amano Corp.	68,135	1,611,900
Anritsu Corp.	102,200	847,089
Azbil Corp.	57,754	2,475,575
Canon Electronics, Inc.	53,900	1,086,954
Citizen Watch Co., Ltd.	272,900	1,878,892
CONEXIO Corp.	62,000	1,074,597
Daiwabo Holdings Co., Ltd.	21,140	891,107
Dexerials Corp.	120,000	1,466,886
Enplas Corp.	16,600	768,321
ESPEC Corp.	12,600	257,675
FTGroup Co., Ltd.	43,800	354,867
Hakuto Co., Ltd.	30,334	459,194

See Notes to Financial Statements.

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Horiba Ltd.	21,400	$1,209,115
Ibiden Co., Ltd.(a)	107,000	1,704,357
Iriso Electronics Co., Ltd.	7,600	397,672
Japan Aviation Electronics Industry Ltd.	42,000	656,314
Kaga Electronics Co., Ltd.	37,900	1,121,192
Koa Corp.	35,147	651,952
Kyosan Electric Manufacturing Co., Ltd.	40,000	209,301
Macnica Fuji Electronics Holdings, Inc.	66,400	1,222,234
Marubun Corp.	53,200	402,669
Nippon Signal Co., Ltd.	32,900	353,653
Nissha Printing Co., Ltd.(a)	15,900	431,524
Nohmi Bosai Ltd.	34,691	547,031
Oki Electric Industry Co., Ltd.	78,300	1,042,702
Optex Group Co., Ltd.	3,200	119,682
Osaki Electric Co., Ltd.	48,000	371,412
Ryoden Corp.	24,362	368,782
Ryosan Co., Ltd.	45,900	1,820,668
Sanshin Electronics Co., Ltd.	36,600	542,668
Satori Electric Co., Ltd.	36,700	324,404
Siix Corp.	12,500	549,682
Sumida Corp.	28,000	545,249
Taiyo Yuden Co., Ltd.	54,500	806,134
Tamura Corp.	48,000	291,245
Topcon Corp.	48,200	848,687
UKC Holdings Corp.	15,700	271,139
Vitec Holdings Co., Ltd.	21,700	340,638

Total Electronic Equipment, Instruments & Components		30,897,320
Energy Equipment & Services – 0.3%
Modec, Inc.	19,004	458,702
Shinko Plantech Co., Ltd.	117,300	1,028,518

Total Energy Equipment & Services		1,487,220
Food & Staples Retailing – 2.3%
Ain Holdings, Inc.	6,600	454,991
Arcs Co., Ltd.	27,094	610,888
Axial Retailing, Inc.	6,800	261,271
Belc Co., Ltd.	6,700	335,699
Cawachi Ltd.	25,500	609,834
Cocokara fine, Inc.	11,400	650,184
Create SD Holdings Co., Ltd.	28,500	753,738
Heiwado Co., Ltd.	33,963	743,134
Kato Sangyo Co., Ltd.	31,016	932,698
Kobe Bussan Co., Ltd.(a)	19,200	861,369
Life Corp.	23,100	591,839
Matsumotokiyoshi Holdings Co., Ltd.	29,000	1,939,946
Ministop Co., Ltd.	26,500	514,392
Mitsubishi Shokuhin Co., Ltd.	22,000	642,029
Okuwa Co., Ltd.	52,000	536,792
Qol Co., Ltd.	28,600	499,766
San-A Co., Ltd.	9,900	440,625
Sogo Medical Co., Ltd.	5,000	228,313
United Super Markets Holdings, Inc.	70,500	674,530
Valor Holdings Co., Ltd.	18,191	388,497
Yaoko Co., Ltd.	18,700	865,518
Yokohama Reito Co., Ltd.(a)	64,700	609,266

Total Food & Staples Retailing		14,145,319
Food Products – 3.0%
Ariake Japan Co., Ltd.	12,228	877,735
Feed One Co., Ltd.	264,900	618,920
Fuji Oil Holdings, Inc.	48,900	1,276,748
Fujicco Co., Ltd.	23,100	546,076
Hokuto Corp.	20,291	353,130
House Foods Group, Inc.	41,700	1,239,164
Itoham Yonekyu Holdings, Inc.	198,300	1,786,312
Kagome Co., Ltd.	19,100	598,969
Kameda Seika Co., Ltd.(a)	9,300	410,616
Kenko Mayonnaise Co., Ltd.(a)	11,700	286,147
Marudai Food Co., Ltd.	132,000	625,025
Maruha Nichiro Corp.	18,932	556,700
Megmilk Snow Brand Co., Ltd.	36,100	981,353
Mitsui Sugar Co., Ltd.	33,698	1,133,096
Morinaga & Co., Ltd.	16,787	933,564
Morinaga Milk Industry Co., Ltd.	18,282	698,383
Nippon Flour Mills Co., Ltd.	61,683	939,232
Nippon Suisan Kaisha Ltd.	115,800	647,077
Nisshin Oillio Group Ltd. (The)	26,800	878,532
Prima Meat Packers Ltd.	50,000	338,027
S Foods, Inc.	17,100	664,616
Sakata Seed Corp.	12,500	355,350
Showa Sangyo Co., Ltd.	29,400	759,257
Starzen Co., Ltd.	13,600	663,297

Total Food Products		18,167,326
Gas Utilities – 0.3%
Hokkaido Gas Co., Ltd.	198,000	499,551
Saibu Gas Co., Ltd.	34,600	866,806
Shizuoka Gas Co., Ltd.	20,392	161,412

Total Gas Utilities		1,527,769
Health Care Equipment & Supplies – 1.4%
Asahi Intecc Co., Ltd.	13,900	723,617
Eiken Chemical Co., Ltd.	14,235	553,896
Hogy Medical Co., Ltd.	11,200	793,995
Jeol Ltd.	55,000	279,483
Mani, Inc.	18,800	450,271
Nagaileben Co., Ltd.	33,426	840,067
Nakanishi, Inc.	15,000	678,275
Nihon Kohden Corp.	50,100	1,082,425
Nikkiso Co., Ltd.	44,700	414,974
Nipro Corp.(a)	142,900	1,967,707
Paramount Bed Holdings Co., Ltd.	21,821	937,277

Total Health Care Equipment & Supplies		8,721,987
Health Care Providers & Services – 1.4%
As One Corp.	14,700	782,242
BML, Inc.	36,400	778,349
Japan Lifeline Co., Ltd.(a)	11,700	577,906
Miraca Holdings, Inc.	43,700	2,030,391

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
NichiiGakkan Co., Ltd.	84,700	$872,094
Ship Healthcare Holdings, Inc.	28,707	886,215
Solasto Corp.	30,400	592,255
Toho Holdings Co., Ltd.	49,900	953,537
Vital KSK Holdings, Inc.	81,600	676,345

Total Health Care Providers & Services		8,149,334
Hotels, Restaurants & Leisure – 2.7%
Create Restaurants Holdings, Inc.(a)	29,600	306,873
Doutor Nichires Holdings Co., Ltd.	33,253	713,419
Fuji Kyuko Co., Ltd.(a)	13,701	305,143
Hiday Hidaka Corp.	16,800	467,143
Hiramatsu, Inc.	87,700	475,254
HIS Co., Ltd.	20,600	649,669
Ichibanya Co., Ltd.	16,836	699,973
KFC Holdings Japan Ltd.	34,200	607,649
KOMEDA Holdings Co., Ltd.(a)	50,400	840,410
Kyoritsu Maintenance Co., Ltd.(a)	3,900	116,413
MOS Food Services, Inc.	12,700	395,447
Ohsho Food Service Corp.	18,900	758,922
Plenus Co., Ltd.	35,468	783,627
Resorttrust, Inc.(a)	98,108	1,754,465
Round One Corp.	81,337	1,093,261
Royal Holdings Co., Ltd.	16,000	402,683
Saizeriya Co., Ltd.	19,300	530,658
SFP Holdings Co., Ltd.	2,700	42,048
Skylark Co., Ltd.	166,800	2,464,251
St. Marc Holdings Co., Ltd.	18,000	529,294
Tokyo Dome Corp.	78,000	720,650
Tokyotokeiba Co., Ltd.	10,842	326,035
Toridoll Holdings Corp.(a)	12,300	369,333
Yoshinoya Holdings Co., Ltd.(a)	30,100	495,762
Zensho Holdings Co., Ltd.(a)	39,100	705,478

Total Hotels, Restaurants & Leisure		16,553,860
Household Durables – 2.2%
Alpine Electronics, Inc.	30,000	545,551
Clarion Co., Ltd.	100,000	394,439
Cleanup Corp.	75,200	603,257
ES-Con Japan Ltd.(a)	83,500	373,122
Foster Electric Co., Ltd.	42,600	859,455
France Bed Holdings Co., Ltd.	71,600	659,612
Fuji Corp., Ltd.	92,300	671,556
Fujitsu General Ltd.	43,700	883,589
JVC Kenwood Corp.	93,500	269,955
Ki-Star Real Estate Co., Ltd.	17,700	329,266
Misawa Homes Co., Ltd.(a)	66,300	556,009
Mitsui Home Co., Ltd.	30,000	195,354
Nihon House Holdings Co., Ltd.	97,400	563,296
Nissei Build Kogyo Co., Ltd.(a)	28,000	302,723
Pressance Corp.	35,000	473,549
Sangetsu Corp.	55,000	944,476
Starts Corp., Inc.	38,000	976,627
Sumitomo Forestry Co., Ltd.	109,800	1,716,768
Tamron Co., Ltd.	12,166	234,857
TOA Corp.(a)	55,152	580,109
Token Corp.	4,500	535,291
Zojirushi Corp.(a)	55,000	526,718

Total Household Durables		13,195,579
Household Products – 0.1%
Earth Chemical Co., Ltd.	17,900	807,818
Independent Power & Renewable Electricity Producers – 0.0%
West Holdings Corp.(a)	21,100	147,146
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	131,300	1,552,528
TOKAI Holdings Corp.	118,100	912,779

Total Industrial Conglomerates		2,465,307
Internet & Catalog Retail – 0.2%
ASKUL Corp.	13,165	370,746
Belluna Co., Ltd.	64,684	681,520

Total Internet & Catalog Retail		1,052,266
Internet Software & Services – 0.9%
COOKPAD, Inc.(a)	9,700	67,128
Dip Corp.	31,300	714,896
F@N Communications, Inc.	43,400	485,799
GMO Internet, Inc.(a)	81,372	991,081
Gurunavi, Inc.	44,000	637,143
Infomart Corp.	49,600	356,033
Internet Initiative Japan, Inc.	13,200	246,375
Kakaku.com, Inc.(a)	135,200	1,722,354

Total Internet Software & Services		5,220,809
IT Services – 1.7%
Digital Garage, Inc.	14,700	312,244
DTS Corp.	20,191	553,362
Future Corp.	42,100	380,738
GMO Payment Gateway, Inc.(a)	3,600	225,150
Information Services International-Dentsu Ltd.	22,100	501,430
Kanematsu Electronics Ltd.	18,400	543,508
Mitsubishi Research Institute, Inc.	22,500	662,617
NEC Networks & System Integration Corp.	50,979	1,215,996
NET One Systems Co., Ltd.	111,158	1,175,126
Nihon Unisys Ltd.	71,000	1,134,713
NS Solutions Corp.	77,380	1,706,189
TIS, Inc.	37,700	1,111,927
Transcosmos, Inc.	44,600	1,028,179

Total IT Services		10,551,179
Leisure Products – 1.6%
Daikoku Denki Co., Ltd.(a)	30,700	459,279
Fields Corp.(a)	27,900	277,600
Furyu Corp.	21,500	213,730
Heiwa Corp.(a)	107,300	2,126,649
Mizuno Corp.	21,523	610,906
Sankyo Co., Ltd.	138,900	4,429,894
Tomy Co., Ltd.	43,900	606,445
Universal Entertainment Corp.(a)	35,900	1,055,648

Total Leisure Products		9,780,151

See Notes to Financial Statements.

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
EPS Holdings, Inc.	21,300	$408,724
Machinery – 6.5%
Aichi Corp.	85,600	637,257
Aida Engineering Ltd.	97,200	1,146,729
Alinco, Inc.	51,300	601,572
Anest Iwata Corp.	27,700	260,353
Bando Chemical Industries Ltd.	31,493	334,333
CKD Corp.	47,541	933,377
DMG Mori Co., Ltd.	78,200	1,403,314
Ebara Corp.	50,700	1,682,268
Fujitec Co., Ltd.	93,061	1,302,102
Furukawa Co., Ltd.	17,100	291,064
Giken Ltd.(a)	11,400	312,433
Glory Ltd.	31,600	1,118,696
Harmonic Drive Systems, Inc.(a)	16,000	825,834
Hirata Corp.(a)	1,800	181,975
Hitachi Zosen Corp.	64,300	341,022
Hokuetsu Industries Co., Ltd.	42,018	418,444
Japan Steel Works Ltd. (The)	16,504	379,739
Juki Corp.	30,600	437,123
Kato Works Co., Ltd.	20,900	623,853
Kitagawa Iron Works Co., Ltd.	14,200	334,170
Kito Corp.	16,100	200,526
Kitz Corp.	83,189	677,691
Kurita Water Industries Ltd.	52,200	1,507,129
Kyokuto Kaihatsu Kogyo Co., Ltd.	26,780	451,072
Makino Milling Machine Co., Ltd.	62,578	555,372
Max Co., Ltd.	41,000	567,841
Meidensha Corp.(a)	64,000	244,481
METAWATER Co., Ltd.	15,600	428,233
Mitsubishi Nichiyu Forklift Co., Ltd.(a)	46,700	333,557
Mitsuboshi Belting Ltd.	44,092	531,149
Mitsui Engineering & Shipbuilding Co., Ltd.	31,740	414,220
Miura Co., Ltd.	29,500	649,411
Morita Holdings Corp.	30,005	466,208
Nachi-Fujikoshi Corp.	177,000	995,345
Nissei ASB Machine Co., Ltd.	12,100	486,408
Nitta Corp.	16,500	599,520
Noritake Co., Ltd.	15,600	745,596
NTN Corp.	382,000	1,615,351
Obara Group, Inc.	15,379	870,290
Oiles Corp.	18,400	340,816
OKUMA Corp.	19,570	1,070,969
OSG Corp.	52,000	1,182,606
Ryobi Ltd.	26,000	699,862
Shibuya Corp.	15,600	506,534
Shima Seiki Manufacturing Ltd.(a)	15,900	836,210
Shinmaywa Industries Ltd.	57,685	523,221
Sodick Co., Ltd.	37,300	461,259
Star Micronics Co., Ltd.	58,934	1,014,650
Tadano Ltd.	66,100	772,189
Takeuchi Manufacturing Co., Ltd.	18,500	386,714
Takuma Co., Ltd.	30,400	369,451
Tocalo Co., Ltd.	15,800	608,475
Toshiba Machine Co., Ltd.	174,806	953,501
Tsubaki Nakashima Co., Ltd.(a)	51,100	1,071,345
Tsubakimoto Chain Co.	126,228	1,008,120
Tsugami Corp.	25,000	210,767
Union Tool Co.	14,400	446,462
YAMABIKO Corp.	45,700	627,657
Yushin Precision Equipment Co., Ltd.(a)	15,600	437,934

Total Machinery		39,433,800
Marine – 0.1%
Iino Kaiun Kaisha Ltd.	119,200	554,886
Japan Transcity Corp.	67,000	283,916

Total Marine		838,802
Media – 1.5%
Asahi Broadcasting Corp.	77,700	612,958
Avex Group Holdings, Inc.	35,199	477,492
D.A. Consortium Holdings, Inc.	17,500	296,007
Daiichikosho Co., Ltd.	45,000	2,150,757
Kadokawa Dwango*	14,900	180,814
LIFULL Co., Ltd.	42,800	371,860
Shochiku Co., Ltd.	2,700	384,498
SKY Perfect JSAT Holdings, Inc.(a)	499,200	2,230,690
Toei Co., Ltd.	4,731	524,976
Tri-Stage, Inc.(a)	57,800	292,684
Tv Tokyo Holdings Corp.	26,800	554,499
Wowow, Inc.	18,600	589,073
Zenrin Co., Ltd.	21,987	668,019

Total Media		9,334,327
Metals & Mining – 3.0%
Aichi Steel Corp.	10,600	416,222
Alconix Corp.	37,200	668,552
Asahi Holdings, Inc.	26,500	544,996
Daido Steel Co., Ltd.	31,100	1,842,820
Dowa Holdings Co., Ltd.	39,800	1,458,491
Godo Steel Ltd.	31,900	597,107
Kurimoto Ltd.	23,000	478,532
Kyoei Steel Ltd.	11,314	176,296
Maruichi Steel Tube Ltd.	83,800	2,438,103
Mitsubishi Steel Manufacturing Co., Ltd.	13,800	352,218
Mitsui Mining & Smelting Co., Ltd.	42,200	2,185,635
Nippon Denko Co., Ltd.(a)	147,741	587,998
Nippon Light Metal Holdings Co., Ltd.	695,700	1,977,737
Nittetsu Mining Co., Ltd.	10,100	735,753
Sanyo Special Steel Co., Ltd.	25,600	655,664
Toho Zinc Co., Ltd.	4,897	210,980
Tokyo Rope Manufacturing Co., Ltd.	15,000	226,269
Tokyo Steel Manufacturing Co., Ltd.	29,400	242,116
Topy Industries Ltd.	30,500	1,018,789
Toyo Kohan Co., Ltd.	112,600	524,163
UACJ Corp.(a)	21,363	608,262

Total Metals & Mining		17,946,703

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Multiline Retail – 0.7%
H2O Retailing Corp.	93,700	$1,669,810
Parco Co., Ltd.(a)	86,400	1,058,460
Takashimaya Co., Ltd.	168,000	1,573,065

Total Multiline Retail		4,301,335
Oil, Gas & Consumable Fuels – 1.0%
BP Castrol K.K.	35,000	601,031
Cosmo Energy Holdings Co., Ltd.	76,200	1,743,126
Fuji Oil Co., Ltd.	160,100	620,118
Itochu Enex Co., Ltd.	166,581	1,787,677
Nippon Gas Co., Ltd.	18,500	574,401
San-Ai Oil Co., Ltd.	65,316	723,574

Total Oil, Gas & Consumable Fuels		6,049,927
Paper & Forest Products – 0.7%
Chuetsu Pulp & Paper Co., Ltd.(a)	21,500	406,068
Daiken Corp.	21,900	552,145
Daio Paper Corp.(a)	42,178	497,600
Hokuetsu Kishu Paper Co., Ltd.(a)	126,532	790,228
Nippon Paper Industries Co., Ltd.(a)	117,500	2,183,716

Total Paper & Forest Products		4,429,757
Personal Products – 0.9%
Artnature, Inc.	9,900	62,268
Ci:z Holdings Co., Ltd.	26,100	919,349
Fancl Corp.	59,200	1,277,982
Mandom Corp.	28,506	783,779
Milbon Co., Ltd.	10,600	643,166
Noevir Holdings Co., Ltd.	31,600	1,740,505

Total Personal Products		5,427,049
Pharmaceuticals – 2.0%
Fuji Pharma Co., Ltd.	12,900	440,066
Kaken Pharmaceutical Co., Ltd.	43,100	2,190,130
KYORIN Holdings, Inc.	54,385	1,094,319
Mochida Pharmaceutical Co., Ltd.	15,811	1,161,613
Nichi-iko Pharmaceutical Co., Ltd.(a)	54,000	839,035
Rohto Pharmaceutical Co., Ltd.	38,400	864,780
Sawai Pharmaceutical Co., Ltd.(a)	34,724	1,971,184
Seikagaku Corp.	27,800	502,334
Torii Pharmaceutical Co., Ltd.	9,100	258,695
Towa Pharmaceutical Co., Ltd.	5,000	252,299
Tsumura & Co.	47,800	1,719,806
ZERIA Pharmaceutical Co., Ltd.	32,200	575,261

Total Pharmaceuticals		11,869,522
Professional Services – 1.8%
Altech Corp.	12,600	414,720
Benefit One, Inc.(a)	25,000	492,382
en-japan, Inc.	12,200	447,075
FULLCAST Holdings Co., Ltd.	30,500	554,102
Funai Soken Holdings, Inc.	26,640	820,038
JAC Recruitment Co., Ltd.(a)	22,300	347,481
Japan Asia Group Ltd.	116,500	449,172
Meitec Corp.	35,200	1,763,674
Nihon M&A Center, Inc.	20,732	1,012,979
Nomura Co., Ltd.	33,800	748,576
Pasco Corp.	131,000	404,993
Space Co., Ltd.	26,600	400,069
Tanseisha Co., Ltd.	19,400	238,698
TechnoPro Holdings, Inc.	33,400	1,581,504
Weathernews, Inc.	10,200	323,040
World Holdings Co., Ltd.	14,100	428,392
Yumeshin Holdings Co., Ltd.(a)	82,800	573,013

Total Professional Services		10,999,908
Real Estate Management & Development – 2.9%
Airport Facilities Co., Ltd.	54,519	287,694
Daibiru Corp.	37,800	417,407
Daikyo, Inc.	82,800	1,625,621
Goldcrest Co., Ltd.	28,500	675,503
Heiwa Real Estate Co., Ltd.	21,668	369,009
Investors Cloud Co., Ltd.(a)	5,200	309,048
Keihanshin Building Co., Ltd.	96,900	653,374
Kenedix, Inc.	67,600	375,339
Leopalace21 Corp.	353,100	2,459,294
Nippon Commercial Development Co., Ltd.(a)	2,400	36,651
NTT Urban Development Corp.	197,400	1,964,092
Open House Co., Ltd.	45,900	1,602,514
Raysum Co., Ltd.	49,700	421,654
Relo Group, Inc.	48,260	1,101,836
Shinoken Group Co., Ltd.(a)	13,700	306,216
Sun Frontier Fudousan Co., Ltd.	42,200	455,497
Takara Leben Co., Ltd.(a)	175,400	857,016
TOC Co., Ltd.	48,600	427,433
Tokyo Tatemono Co., Ltd.	129,400	1,654,214
Tosei Corp.	76,800	674,085
Unizo Holdings Co., Ltd.	33,100	767,183

Total Real Estate Management & Development		17,440,680
Road & Rail – 2.2%
Fukuyama Transporting Co., Ltd.	25,412	804,807
Hitachi Transport System Ltd.	51,200	1,184,425
Ichinen Holdings Co., Ltd.	29,300	402,935
Maruzen Showa Unyu Co., Ltd.	135,000	633,234
Nankai Electric Railway Co., Ltd.	28,800	712,292
Nikkon Holdings Co., Ltd.	58,660	1,449,759
Nishi-Nippon Railroad Co., Ltd.(a)	24,800	596,399
Sakai Moving Service Co., Ltd.	6,800	358,833
Sankyu, Inc.	40,306	1,704,424
Seino Holdings Co., Ltd.	142,760	2,002,559
Senko Group Holdings Co., Ltd.	180,556	1,286,420
Sotetsu Holdings, Inc.	61,400	1,483,658
Tonami Holdings Co., Ltd.	10,800	520,979

Total Road & Rail		13,140,724
Semiconductors & Semiconductor Equipment – 0.8%
Lasertec Corp.	42,300	868,434
MegaChips Corp.(a)	19,500	639,231
Mimasu Semiconductor Industry Co., Ltd.	22,127	355,597
NuFlare Technology, Inc.	9,200	496,922

See Notes to Financial Statements.

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Shindengen Electric Manufacturing Co., Ltd.	9,100	$582,064
Shinko Electric Industries Co., Ltd.	103,753	698,661
Tokyo Seimitsu Co., Ltd.	32,300	1,143,477
Ulvac, Inc.	4,100	257,513

Total Semiconductors & Semiconductor Equipment		5,041,899
Software – 1.6%
Broadleaf Co., Ltd.	43,200	371,114
Capcom Co., Ltd.(a)	46,913	1,152,768
COLOPL, Inc.(a)	75,400	869,446
Fuji Soft, Inc.	16,700	487,358
GungHo Online Entertainment, Inc.(a)	371,500	1,003,296
Koei Tecmo Holdings Co., Ltd.	87,500	1,836,828
Marvelous, Inc.(a)	54,300	460,681
Miroku Jyoho Service Co., Ltd.	9,800	227,577
MTI Ltd.	81,900	491,116
NSD Co., Ltd.	47,300	876,961
OBIC Business Consultants Co., Ltd.	15,200	764,287
SRA Holdings	13,400	355,222
Systena Corp.	26,000	648,123

Total Software		9,544,777
Specialty Retail – 4.8%
Adastria Co., Ltd.	45,100	1,017,670
Alpen Co., Ltd.	34,800	677,667
AOKI Holdings, Inc.	75,754	993,319
Aoyama Trading Co., Ltd.	87,400	3,125,172
Arcland Sakamoto Co., Ltd.	32,016	482,096
Autobacs Seven Co., Ltd.	116,500	1,887,763
Bic Camera, Inc.(a)	59,100	656,812
Chiyoda Co., Ltd.	35,191	880,674
DCM Holdings Co., Ltd.	97,245	877,723
EDION Corp.(a)	117,839	1,104,430
Geo Holdings Corp.(a)	78,600	1,134,678
Gfoot Co., Ltd.	79,800	525,312
Hard Off Corp. Co., Ltd.	700	7,095
Honeys Holdings Co., Ltd.	36,300	418,579
IDOM, Inc.(a)	26,060	160,900
Joshin Denki Co., Ltd.	16,000	542,975
K’s Holdings Corp.(a)	102,148	2,262,293
Kohnan Shoji Co., Ltd.	27,600	518,090
Komeri Co., Ltd.	26,237	755,189
Konaka Co., Ltd.	90,900	466,754
Kyoto Kimono Yuzen Co., Ltd.	13,200	107,181
Nishimatsuya Chain Co., Ltd.	29,600	331,066
Nojima Corp.	18,200	368,317
PAL GROUP Holdings Co., Ltd.	10,600	328,646
PC Depot Corp.(a)	60,200	459,395
Right On Co., Ltd.(a)	52,900	447,393
Sac’s Bar Holdings, Inc.	46,900	607,473
Sanrio Co., Ltd.(a)	128,342	2,434,239
Shimachu Co., Ltd.	71,364	1,874,046
T-Gaia Corp.	77,800	1,511,559
United Arrows Ltd.	16,129	586,040
VT Holdings Co., Ltd.	78,600	449,682
Xebio Holdings Co., Ltd.	48,900	957,018
Yellow Hat Ltd.	13,300	376,911

Total Specialty Retail		29,334,157
Technology Hardware, Storage & Peripherals – 0.5%
Elecom Co., Ltd.	28,400	571,204
Hitachi Maxell Ltd.	34,300	769,705
MCJ Co., Ltd.	36,100	390,617
Riso Kagaku Corp.	61,400	1,116,562
Roland DG Corp.	2,500	63,985
Wacom Co., Ltd.(a)	35,411	164,841

Total Technology Hardware, Storage & Peripherals		3,076,914
Textiles, Apparel & Luxury Goods – 1.5%
Descente Ltd.	23,153	315,727
Fujibo Holdings, Inc.	16,400	565,291
Goldwin, Inc.	4,900	349,549
Gunze Ltd.	16,183	738,975
Japan Wool Textile Co., Ltd. (The)	99,225	895,595
Kurabo Industries Ltd.	158,766	435,825
Onward Holdings Co., Ltd.	201,433	1,530,007
Seiko Holdings Corp.(a)	56,200	1,264,643
Seiren Co., Ltd.	46,811	862,073
Wacoal Holdings Corp.	62,500	1,782,304
Yondoshi Holdings, Inc.(a)	21,500	611,202

Total Textiles, Apparel & Luxury Goods		9,351,191
Trading Companies & Distributors – 3.4%
Advan Co., Ltd.(a)	27,700	241,405
Daiichi Jitsugyo Co., Ltd.	11,800	341,740
Gecoss Corp.	42,800	461,593
Hanwa Co., Ltd.	39,223	1,405,979
Inaba Denki Sangyo Co., Ltd.	31,794	1,319,042
Inabata & Co., Ltd.	57,741	769,435
Iwatani Corp.	23,433	712,999
Japan Pulp & Paper Co., Ltd.	14,458	587,611
Kamei Corp.	42,600	697,480
Kanamoto Co., Ltd.	18,028	568,555
Kanematsu Corp.	67,000	854,129
Kuroda Electric Co., Ltd.	39,265	684,386
Mitsui Matsushima Co., Ltd.	35,200	474,066
Nagase & Co., Ltd.	91,604	1,533,990
Nippon Steel & Sumikin Bussan Corp.	34,600	1,905,743
Nishio Rent All Co., Ltd.	13,400	445,814
Onoken Co., Ltd.	28,900	483,699
Sanyo Trading Co., Ltd.	14,900	346,142
Seika Corp.	20,200	548,225
Sojitz Corp.	1,232,600	3,405,487
Trusco Nakayama Corp.	19,600	477,441
Wakita & Co., Ltd.	32,100	387,544
Yamazen Corp.	82,606	893,097
Yuasa Trading Co., Ltd.	29,600	1,045,263

Total Trading Companies & Distributors		20,590,865

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2017

Investments	Shares	Value
Transportation Infrastructure – 0.5%
Japan Airport Terminal Co., Ltd.(a)	16,600	$591,356
Kamigumi Co., Ltd.	56,000	1,295,962
Mitsubishi Logistics Corp.(a)	32,500	808,133
Nissin Corp.	11,600	300,602

Total Transportation Infrastructure		2,996,053
TOTAL COMMON STOCKS (Cost: $503,597,725)		601,095,654
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $224,606)	4,392	240,242
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.9%
United States – 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $35,755,309)(d)	35,755,309	35,755,309
TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $539,577,640)		637,091,205
Other Assets less Liabilities – (5.1)%		(31,195,457)

NET ASSETS – 100.0%		$605,895,748
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $56,550,543 and the total market value of the collateral held by the Fund was $58,428,730. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,673,421.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/2/2017	137,920	USD	15,500,000	JPY	$222	$—

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 100.1%
United Kingdom – 100.1%
Aerospace & Defense – 2.4%
BAE Systems PLC	24,457	$207,212
Meggitt PLC	6,123	42,800
QinetiQ Group PLC	3,385	11,213
Rolls-Royce Holdings PLC*	5,816	69,213
Senior PLC	1,487	5,504
Ultra Electronics Holdings PLC	411	9,915

Total Aerospace & Defense		345,857
Air Freight & Logistics – 0.5%
Royal Mail PLC	13,228	68,185
Airlines – 0.4%
easyJet PLC	3,909	63,826
Auto Components – 0.4%
GKN PLC	11,260	52,270
Banks – 6.1%
Barclays PLC	63,834	165,590
BGEO Group PLC	337	14,740
HSBC Holdings PLC	69,144	683,786
TBC Bank Group PLC	555	12,361

Total Banks		876,477
Beverages – 3.8%
Britvic PLC	2,247	22,776
Diageo PLC	15,873	522,391
Fevertree Drinks PLC	114	3,345

Total Beverages		548,512
Biotechnology – 0.1%
Abcam PLC	528	7,225
Genus PLC	65	1,830

Total Biotechnology		9,055
Building Products – 0.1%
James Halstead PLC	782	4,603
Polypipe Group PLC	1,425	8,061

Total Building Products		12,664
Capital Markets – 2.2%
Investec PLC	6,537	47,798
London Stock Exchange Group PLC	1,116	57,346
Man Group PLC	20,120	45,323
NEX Group PLC	5,680	50,448
Schroders PLC	1,759	79,177
Schroders PLC Non-Voting Shares	679	22,173
TP ICAP PLC	2,644	18,588

Total Capital Markets		320,853
Chemicals – 1.1%
Croda International PLC	632	32,161
Elementis PLC	5,399	19,623
Essentra PLC	2,290	16,975
Johnson Matthey PLC	1,178	54,052
Synthomer PLC	2,063	13,515
Victrex PLC	529	16,828

Total Chemicals		153,154
Commercial Services & Supplies – 1.0%
Aggreko PLC	2,021	25,461
Babcock International Group PLC	3,779	41,955
G4S PLC	10,585	39,522
HomeServe PLC	1,389	15,505
Rentokil Initial PLC	5,753	23,202

Total Commercial Services & Supplies		145,645
Construction & Engineering – 0.1%
Balfour Beatty PLC	2,039	7,364
Carillion PLC(a)	7,698	5,293

Total Construction & Engineering		12,657
Construction Materials – 0.1%
Ibstock PLC(b)	3,347	10,225
Containers & Packaging – 0.5%
DS Smith PLC	7,246	47,918
RPC Group PLC	2,046	27,189

Total Containers & Packaging		75,107
Distributors – 0.2%
Inchcape PLC	2,914	33,740
Diversified Telecommunication Services – 3.5%
BT Group PLC	118,747	452,301
Inmarsat PLC	5,590	48,261

Total Diversified Telecommunication Services		500,562
Electrical Equipment – 0.1%
Melrose Industries PLC	4,122	11,768
Electronic Equipment, Instruments & Components – 0.5%
Electrocomponents PLC	2,285	19,038
Halma PLC	1,126	16,920
Renishaw PLC	258	16,487
Spectris PLC	465	15,035

Total Electronic Equipment, Instruments & Components		67,480
Energy Equipment & Services – 0.2%
John Wood Group PLC	3,443	31,434
Equity Real Estate Investment Trusts (REITs) – 0.9%
Hammerson PLC	8,057	58,048
Safestore Holdings PLC	1,458	8,542
Segro PLC	7,673	55,179

Total Equity Real Estate Investment Trusts (REITs)		121,769
Food Products – 1.0%
Associated British Foods PLC	2,479	106,198
Tate & Lyle PLC	3,881	33,767

Total Food Products		139,965
Health Care Equipment & Supplies – 0.5%
Smith & Nephew PLC	3,761	68,019
Health Care Providers & Services – 0.2%
Mediclinic International PLC	1,854	16,168

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	159

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2017

Investments	Shares	Value
NMC Health PLC	257	$9,486

Total Health Care Providers & Services		25,654
Hotels, Restaurants & Leisure – 2.6%
Carnival PLC	1,205	76,680
Compass Group PLC	10,076	213,997
InterContinental Hotels Group PLC	871	46,135
Merlin Entertainments PLC(b)	2,792	16,688
SSP Group PLC	1,606	11,581
Thomas Cook Group PLC	1,731	2,794

Total Hotels, Restaurants & Leisure		367,875
Household Products – 2.3%
PZ Cussons PLC	2,774	11,895
Reckitt Benckiser Group PLC	3,403	311,056

Total Household Products		322,951
Industrial Conglomerates – 0.3%
Smiths Group PLC	2,107	44,580
Insurance – 6.0%
Aviva PLC	44,418	306,608
Jardine Lloyd Thompson Group PLC	1,736	28,508
Old Mutual PLC	37,626	98,034
Prudential PLC	15,392	368,925
RSA Insurance Group PLC	6,687	55,893

Total Insurance		857,968
IT Services – 0.2%
Computacenter PLC	550	7,283
FDM Group Holdings PLC	642	8,286
Worldpay Group PLC(b)	2,924	15,967

Total IT Services		31,536
Life Sciences Tools & Services – 0.0%
Clinigen Group PLC*	122	1,745
Machinery – 0.9%
Bodycote PLC	670	8,239
IMI PLC	1,888	31,486
Morgan Advanced Materials PLC	1,383	5,772
Rotork PLC	4,038	14,107
Spirax-Sarco Engineering PLC	271	20,088
Vesuvius PLC	2,182	17,272
Weir Group PLC (The)	1,171	30,872

Total Machinery		127,836
Marine – 0.0%
Clarkson PLC	177	6,794
Media – 2.6%
Ascential PLC	1,194	5,503
Cineworld Group PLC	1,855	16,861
Daily Mail & General Trust PLC Class A Non-Voting Shares	2,878	25,040
Euromoney Institutional Investor PLC	669	10,511
Informa PLC	5,465	49,272
ITV PLC	64,881	152,072
Pearson PLC	14,265	117,128

Total Media		376,387
Metals & Mining – 7.9%
Antofagasta PLC	4,181	53,234
BHP Billiton PLC	17,764	313,286
Ferrexpo PLC	2,033	7,976
Fresnillo PLC	2,347	44,241
Hill & Smith Holdings PLC	375	6,359
Hochschild Mining PLC	696	2,143
Rio Tinto PLC	13,940	649,541
Vedanta Resources PLC	4,248	49,698

Total Metals & Mining		1,126,478
Multi-Utilities – 4.8%
Centrica PLC	79,869	200,382
National Grid PLC	39,191	486,160

Total Multi-Utilities		686,542
Oil, Gas & Consumable Fuels – 16.4%
BP PLC	118,577	759,331
Royal Dutch Shell PLC Class A	26,518	799,968
Royal Dutch Shell PLC Class B	25,456	783,642

Total Oil, Gas & Consumable Fuels		2,342,941
Paper & Forest Products – 0.4%
Mondi PLC	2,219	59,691
Personal Products – 3.3%
Unilever PLC	8,200	475,156
Pharmaceuticals – 9.5%
AstraZeneca PLC	10,360	688,720
Dechra Pharmaceuticals PLC	256	7,006
GlaxoSmithKline PLC	32,642	651,876
Hikma Pharmaceuticals PLC	939	15,256

Total Pharmaceuticals		1,362,858
Professional Services – 1.4%
Hays PLC	5,956	15,135
Intertek Group PLC	587	39,236
Pagegroup PLC	2,651	17,709
RELX PLC	5,687	124,902
RWS Holdings PLC	819	4,359

Total Professional Services		201,341
Real Estate Management & Development – 0.1%
Savills PLC	1,110	13,872
Road & Rail – 0.2%
National Express Group PLC	4,687	22,254
Software – 0.8%
AVEVA Group PLC	326	10,650
Fidessa Group PLC	226	6,813
Micro Focus International PLC	1,257	40,256
Sage Group PLC (The)	5,120	47,982
Sophos Group PLC(b)	391	2,882

Total Software		108,583
Specialty Retail – 0.8%
Dixons Carphone PLC	8,979	23,298
JD Sports Fashion PLC	808	4,060

See Notes to Financial Statements.

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2017

Investments	Shares	Value
Kingfisher PLC	18,702	$74,898
SuperGroup PLC	590	13,449

Total Specialty Retail		115,705
Textiles, Apparel & Luxury Goods – 0.4%
Burberry Group PLC	2,211	52,209
Coats Group PLC	2,854	2,994
Ted Baker PLC	193	6,862

Total Textiles, Apparel & Luxury Goods		62,065
Tobacco – 7.5%
British American Tobacco PLC	10,042	629,452
Imperial Brands PLC	10,440	445,977

Total Tobacco		1,075,429
Trading Companies & Distributors – 0.7%
Ashtead Group PLC	1,823	44,001
Bunzl PLC	1,348	41,000
Diploma PLC	637	9,093
SIG PLC	2,976	7,103

Total Trading Companies & Distributors		101,197
Transportation Infrastructure – 0.2%
BBA Aviation PLC	8,734	34,966
Wireless Telecommunication Services – 4.9%
Vodafone Group PLC	252,457	707,224
TOTAL COMMON STOCKS (Cost: $15,243,838)		14,328,852
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $4,741)(d)	4,741	4,741
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $15,248,579)		14,333,593
Other Assets less Liabilities – (0.2)%		(22,465)

NET ASSETS – 100.0%		$14,311,128

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $5,028 and the total market value of the collateral held by the Fund was $5,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $902.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	2,235,925	GBP	2,999,739	USD	$89	$—
Bank of America N.A.	10/3/2017	3,057,486	USD	2,370,208	GBP	—	(122,504)
Bank of America N.A.	11/2/2017	2,982,343	USD	2,220,838	GBP	—	(167)
Barclays Bank PLC	10/3/2017	2,235,908	GBP	2,999,739	USD	67	—
Barclays Bank PLC	10/3/2017	2,329,516	USD	1,806,122	GBP	—	(93,667)
Barclays Bank PLC	11/2/2017	2,982,343	USD	2,220,815	GBP	—	(136)
Citibank N.A.	10/3/2017	204,871	GBP	274,984	USD	—	(119)
Citibank N.A.	10/3/2017	2,235,925	GBP	2,999,739	USD	89	–
Citibank N.A.	10/3/2017	3,057,486	USD	2,370,440	GBP	—	(122,814)
Citibank N.A.	11/2/2017	2,982,343	USD	2,220,806	GBP	—	(125)
Credit Suisse International	10/3/2017	2,235,915	GBP	2,999,739	USD	75	—
Credit Suisse International	10/3/2017	3,057,486	USD	2,370,453	GBP	—	(122,832)
Credit Suisse International	11/2/2017	2,982,343	USD	2,220,846	GBP	—	(179)
Royal Bank of Canada	10/3/2017	1,703,514	GBP	2,285,520	USD	—	—
Royal Bank of Canada	10/3/2017	3,057,486	USD	2,370,493	GBP	—	(122,886)
Royal Bank of Canada	11/2/2017	2,272,266	USD	1,692,011	GBP	—	(48)
						$320	$(585,477)

CURRENCY LEGEND

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Statements of Assets and Liabilities (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2017

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$36,611,002	$8,184,793,594	$128,999,755	$34,927,354	$1,087,930,431

Investment in affiliates, at cost (Note 3)	—	—	—	—	494,272

Foreign currency, at cost	7,413	1,787,304	57,675	1,701	—
Investments in securities, at value[1,2] (Note 2)	39,226,862	9,008,849,843	158,297,644	38,309,409	1,193,183,462

Investment in affiliates, at value (Note 3)	—	—	—	—	512,267

Cash	6,139	5,088,270	663	4,897	416,994

Foreign currency, at value	7,413	1,798,329	57,792	1,700	—

Unrealized appreciation on foreign currency contracts	—	47,222,943	1,070,452	50	41

Receivables:

Investment securities sold	—	15,920,528	—	14,730	186,947

Dividends	264,646	587,277	39,206	27,625	1,340,933

Securities lending income	8,402	45,456	6,666	230	202,513

Foreign tax reclaims	—	19,054,409	218,620	47,248	1,200,280
Total Assets	39,513,462	9,098,567,055	159,691,043	38,405,889	1,197,043,437
LIABILITIES:
Foreign currency due to custodian, at value	—	—	—	—	33,638

Unrealized depreciation on foreign currency contracts	8	8,619,288	7,014	—	125

Payables:

Cash collateral for securities loaned (Note 2)	3,444,532	26,291,802	3,273,457	63,895	84,102,116

Investment securities purchased	—	17,804,579	1,133,814	—	12,153

Capital shares redeemed	—	16,059,071	—	—	—

Advisory fees (Note 3)	17,789	4,217,513	72,400	17,613	520,982

Service fees (Note 2)	135	31,994	549	134	3,954
Total Liabilities	3,462,464	73,024,247	4,487,234	81,642	84,672,968
NET ASSETS	$36,050,998	$9,025,542,808	$155,203,809	$38,324,247	$1,112,370,469
NET ASSETS:

Paid-in capital	$57,318,516	$10,193,564,306	$147,208,210	$36,603,463	$1,109,517,774

Undistributed (Distributions in excess of) net investment income	42,582	2,434,883	79,376	16,468	(1,010,008)

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(23,921,381)	(2,034,365,301)	(22,457,567)	(1,680,069)	(101,452,214)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,611,281	863,908,920	30,373,790	3,384,385	105,314,917
NET ASSETS	$36,050,998	$9,025,542,808	$155,203,809	$38,324,247	$1,112,370,469
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	139,550,000	5,050,000	1,450,000	16,050,000
Net asset value per share	$55.46	$64.68	$30.73	$26.43	$69.31
[1] Includes market value of securities out on loan of:	$4,159,253	$43,400,747	$3,465,670	$60,719	$84,449,177
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2017

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
ASSETS:

Investments, at cost	$103,836,244	$7,034,801	$2,429,922	$211,138,934	$730,673,586

Investment in affiliates, at cost (Note 3)	—	—	—	885,959	—

Foreign currency, at cost	49,155	1,598	1,107	112,436	74,564
Investments in securities, at value[1,2] (Note 2)	115,779,513	7,723,120	2,909,047	202,833,419	838,956,456

Investment in affiliates, at value (Note 3)	—	—	—	975,296	—

Cash	532	—	284	10,368	93,893

Foreign currency, at value	49,155	1,587	1,089	112,233	74,462

Unrealized appreciation on foreign currency contracts	823,722	76,371	15,928	—	3

Receivables:

Investment securities sold	—	—	—	—	168,031

Dividends	12,059	21,705	11,471	468,658	2,235,625

Securities lending income	2,753	58	53	705	12,404

Foreign tax reclaims	602,005	4,028	22	429,786	897,602

Total Assets	117,269,739	7,826,869	2,937,894	204,830,465	842,438,476
LIABILITIES:

Due to custodian	—	382	—	—	—

Unrealized depreciation on foreign currency contracts	66,948	44,258	9,278	264	526

Payables:

Cash collateral for securities loaned (Note 2)	1,422,824	964	92,258	42,585	6,443,084

Investment securities purchased	670,610	—	—	—	—

Advisory fees (Note 3)	45,563	2,778	1,009	96,983	323,255

Service fees (Note 2)	418	28	11	742	2,967
Total Liabilities	2,206,363	48,410	102,556	140,574	6,769,832
NET ASSETS	$115,063,376	$7,778,459	$2,835,338	$204,689,891	$835,668,644
NET ASSETS:

Paid-in capital	$136,772,386	$7,514,982	$2,488,164	$340,648,785	$957,656,730

Undistributed (Distributions in excess of) net investment income	21,072	21,045	(71,595)	473,241	1,843,749

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(34,471,689)	(478,130)	(66,989)	(128,224,633)	(232,146,576)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	12,741,607	720,562	485,758	(8,207,502)	108,314,741
NET ASSETS	$115,063,376	$7,778,459	$2,835,338	$204,689,891	$835,668,644
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,650,000	300,000	100,004	4,800,000	15,400,000
Net asset value per share	$31.52	$25.93	$28.35	$42.64	$54.26
[1] Includes market value of securities out on loan of:	$1,354,577	$32,152	$87,070	$989,109	$10,430,034
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2017

	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$438,995,158	$311,853,657	$366,645,243	$200,725,777	$13,318,569

Investment in affiliates, at cost (Note 3)	—	—	786,085	—	—

Foreign currency, at cost	186,554	29,652	49,695	100,208	2,812
Investments in securities, at value[1,2] (Note 2)	500,829,461	327,829,559	405,771,143	237,604,473	14,940,572

Investment in affiliates, at value (Note 3)	—	—	822,293	—	—

Cash	64,560	15,715	12,061	75,402	4,775

Foreign currency, at value	186,900	29,735	49,718	100,361	2,812

Unrealized appreciation on foreign currency contracts	4,912,992	—	7	—	—

Receivables:

Investment securities sold	—	—	—	—	2,951

Dividends	1,091,149	758,663	890,582	913,951	32,344

Securities lending income	4,534	5,809	1,404	2,527	121

Foreign tax reclaims	918,181	401,617	591,472	133,477	8,813

Total Assets	508,007,777	329,041,098	408,138,680	238,830,191	14,992,388
LIABILITIES:

Unrealized depreciation on foreign currency contracts	3,729,797	10	36	—	9

Payables:

Cash collateral for securities loaned (Note 2)	2,270,062	3,859,071	1,791,492	3,898,099	121,556

Advisory fees (Note 3)	236,620	153,773	158,672	111,671	4,622

Service fees (Note 2)	1,795	1,168	1,460	848	53
Total Liabilities	6,238,274	4,014,022	1,951,660	4,010,618	126,240
NET ASSETS	$501,769,503	$325,027,076	$406,187,020	$234,819,573	$14,866,148
NET ASSETS:

Paid-in capital	$467,462,963	$388,253,716	$432,852,124	$259,800,289	$13,024,571

Undistributed net investment income	585,567	660,129	820,802	619,126	21,993

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(29,336,535)	(79,874,574)	(66,671,673)	(62,478,806)	197,118

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	63,057,508	15,987,805	39,185,767	36,878,964	1,622,466
NET ASSETS	$501,769,503	$325,027,076	$406,187,020	$234,819,573	$14,866,148
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	16,400,000	7,450,000	8,200,000	3,550,000	500,004
Net asset value per share	$30.60	$43.63	$49.54	$66.15	$29.73
[1] Includes market value of securities out on loan of:	$4,550,322	$4,856,900	$2,134,922	$4,893,572	$139,189
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2017

	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund
ASSETS:

Investments, at cost	$1,440,027,095	$4,804,207	$7,631,250,109	$20,953,225	$5,236,408

Investment in affiliates, at cost (Note 3)	2,869,435	—	—	—	—

Foreign currency, at cost	188,167	328	604,830	15,265	232
Investments in securities, at value[1,2] (Note 2)	1,777,686,201	5,275,695	8,274,149,391	19,532,457	5,085,431

Investment in affiliates, at value (Note 3)	3,348,560	—	—	—	—

Cash	133,384	146	2,341,386	118	249

Foreign currency, at value	187,982	328	599,587	15,180	231

Unrealized appreciation on foreign currency contracts	—	116,464	170,427,175	503,737	116,836

Receivables:

Dividends	6,478,502	38,153	69,000,813	194,960	31,579

Securities lending income	213,929	29	79,114	92	62

Foreign tax reclaims	819,224	—	6,766,118	—	—
Total Assets	1,788,867,782	5,430,815	8,523,363,584	20,246,544	5,234,388
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	341	12,395,593	35,903	326

Payables:

Cash collateral for securities loaned (Note 2)	108,787,957	15,966	140,253,869	420,330	4,905

Investment securities purchased	—	103,283	145,164,802	441,696	107,620

Advisory fees (Note 3)	783,163	2,022	3,157,320	8,155	1,981

Service fees (Note 2)	5,971	19	28,942	75	18
Total Liabilities	109,577,091	121,631	301,000,526	906,159	114,850
NET ASSETS	$1,679,290,691	$5,309,184	$8,222,363,058	$19,340,385	$5,119,538
NET ASSETS:

Paid-in capital	$1,554,166,479	$6,427,214	$8,946,518,556	$25,857,110	$8,044,716

Undistributed net investment income	1,548,377	30,124	63,550,794	150,369	27,677

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(214,562,978)	(1,735,669)	(1,587,952,358)	(5,713,590)	(2,918,279)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	338,138,813	587,515	800,246,066	(953,504)	(34,576)
NET ASSETS	$1,679,290,691	$5,309,184	$8,222,363,058	$19,340,385	$5,119,538
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	22,800,000	200,000	150,300,000	800,000	150,000
Net asset value per share	$73.65	$26.55	$54.71	$24.18	$34.13
[1] Includes market value of securities out on loan of:	$148,527,341	$15,190	$274,807,424	$925,189	$36,332
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2017

	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$12,336,272	$4,635,009	$125,431,680	$539,353,034	$15,248,579

Investment in affiliates, at cost (Note 3)	—	—	—	224,606	—

Foreign currency, at cost	2,718	766	6,410	407,016	5,539
Investments in securities, at value[1,2] (Note 2)	13,545,894	4,372,505	149,325,073	636,850,963	14,333,593

Investment in affiliates, at value (Note 3)	—	—	—	240,242	—

Cash	6,000	10	77,058	223,097	4,889

Foreign currency, at value	2,719	766	6,410	398,244	5,526

Unrealized appreciation on foreign currency contracts	306,234	100,432	3,243,301	222	320

Receivables:

Investment securities sold	—	—	—	—	537,745

Dividends	105,673	31,468	920,877	4,054,312	24,857

Securities lending income	93	16	11,032	37,494	40

Foreign tax reclaims	—	—	9,223	125,894	136

Total Assets	13,966,613	4,505,197	153,592,974	641,930,468	14,907,106
LIABILITIES:

Unrealized depreciation on foreign currency contracts	873	281	21,449	—	585,477

Payables:

Cash collateral for securities loaned (Note 2)	64,048	14,134	10,245,789	35,755,309	4,741

Investment securities purchased	287,749	91,839	3,028,967	—	—

Advisory fees (Note 3)	4,678	1,693	66,242	277,306	5,708

Service fees (Note 2)	48	16	503	2,105	52
Total Liabilities	357,396	107,963	13,362,950	36,034,720	595,978
NET ASSETS	$13,609,217	$4,397,234	$140,230,024	$605,895,748	$14,311,128
NET ASSETS:

Paid-in capital	$14,475,317	$25,431,838	$131,260,482	$516,384,909	$18,859,957

Undistributed net investment income	102,783	24,083	745,859	3,406,950	4,994

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(2,483,820)	(20,896,075)	(18,889,267)	(11,382,733)	(3,054,317)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,514,937	(162,612)	27,112,950	97,486,622	(1,499,506)
NET ASSETS	$13,609,217	$4,397,234	$140,230,024	$605,895,748	$14,311,128
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	300,000	3,300,000	8,100,000	600,000
Net asset value per share	$27.22	$14.66	$42.49	$74.80	$23.85
[1] Includes market value of securities out on loan of:	$222,443	$13,445	$16,966,621	$56,550,543	$5,028
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$798,637	$134,357,624	$3,486,782	$355,917	$20,689,961

Dividends from affiliates (Note 3)	—	—	—	—	53,787

Non-cash dividends	—	23,976,238	203,881	3,516	1,100,428

Interest	—	2,624	—	—	—

Securities lending income (Note 2)	28,884	2,635,255	72,201	2,343	844,956
Total investment income	827,521	160,971,741	3,762,864	361,776	22,689,132
EXPENSES:

Advisory fees (Note 3)	106,070	27,088,997	452,204	75,113	2,741,896

Service fees (Note 2)	805	205,503	3,431	570	20,800
Total expenses	106,875	27,294,500	455,635	75,683	2,762,696
Expense waivers (Note 3)	—	—	—	—	(5,001)
Net expenses	106,875	27,294,500	455,635	75,683	2,757,695
Net investment income	720,646	133,677,241	3,307,229	286,093	19,931,437
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(595,775)	30,818,460	(2,018,814)	(227,294)	(1,561,974)

Investment transactions in affiliates (Note 3)	—	—	—	—	194,731

In-kind redemptions	—	147,401,338	8,952,821	680,197	31,901,417

Futures contracts	—	888,111	—	—	—

Foreign currency contracts	71	(967,775,556)	(16,061,827)	(23)	(15,033)

Foreign currency related transactions	1,809	503,304	6,184	3,604	52,119
Net realized gain (loss)	(593,895)	(788,164,343)	(9,121,636)	456,484	30,571,260
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	382,328	986,895,388	18,622,460	2,725,213	114,777,399

Foreign currency contracts	(28)	96,643,659	1,960,115	50	549

Translation of assets and liabilities denominated in foreign currencies	(4,310)	2,266,026	28,594	2,993	127,909
Net increase in unrealized appreciation/depreciation	377,990	1,085,805,073	20,611,169	2,728,256	114,905,857
Net realized and unrealized gain (loss) on investments	(215,905)	297,640,730	11,489,533	3,184,740	145,477,117
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$504,741	$431,317,971	$14,796,762	$3,470,833	$165,408,554
[1] Net of foreign withholding tax of:	$6,460	$22,972,133	$572,957	$38,077	$2,183,965

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
INVESTMENT INCOME:

Dividends[1]	$3,479,356	$110,523	$68,678	$4,935,241	$16,741,061

Dividends from affiliates (Note 3)	—	—	—	77,462	81,991

Non-cash dividends	—	4,768	326	466,971	964,669

Securities lending income (Note 2)	18,006	683	468	122,749	235,038
Total investment income	3,497,362	115,974	69,472	5,602,423	18,022,759
EXPENSES:

Advisory fees (Note 3)	295,782	12,169	7,963	599,676	1,848,679

Service fees (Note 2)	2,711	122	60	4,549	16,946
Total expenses	298,493	12,291	8,023	604,225	1,865,625
Expense waivers (Note 3)	—	—	(2,059)	(4,932)	(2,751)
Net expenses	298,493	12,291	5,964	599,293	1,862,874
Net investment income	3,198,869	103,683	63,508	5,003,130	16,159,885
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,110,616)	(33,681)	30,038	(5,373,175)	(4,166,764)

Investment transactions in affiliates (Note 3)	—	—	—	(41,630)	19,251

In-kind redemptions	1,533,065	—	—	792,986	—

Foreign currency contracts	(12,901,605)	(230,525)	(76,364)	(5,635)	7,477

Foreign currency related transactions	25,864	542	338	1,232	68,194
Net realized loss	(12,453,292)	(263,664)	(45,988)	(4,626,222)	(4,071,842)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	15,302,911	495,954	322,508	19,139,069	72,527,070

Foreign currency contracts	1,360,787	45,229	6,188	(264)	(7,911)

Translation of assets and liabilities denominated in foreign currencies	83,561	8	61	34,484	71,776
Net increase in unrealized appreciation/depreciation	16,747,259	541,191	328,757	19,173,289	72,590,935
Net realized and unrealized gain on investments	4,293,967	277,527	282,769	14,547,067	68,519,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,492,836	$381,210	$346,277	$19,550,197	$84,678,978
[1] Net of foreign withholding tax of:	$393,749	$13,102	$5,619	$424,615	$1,432,994

See Notes to Financial Statements.

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$6,548,318	$7,612,428	$8,455,972	$4,726,411	$152,792

Dividends from affiliates (Note 3)	—	73,739	82,917	30,671	—

Non-cash dividends	144,411	536,665	547,758	120,985	3,246

Interest	99	—	—	—	—

Securities lending income (Note 2)	57,796	113,874	108,965	44,720	949
Total investment income	6,750,624	8,336,706	9,195,612	4,922,787	156,987
EXPENSES:

Advisory fees (Note 3)	1,445,638	863,789	931,199	613,353	29,432

Service fees (Note 2)	10,967	6,553	8,536	4,653	270
Total expenses	1,456,605	870,342	939,735	618,006	29,702
Expense waivers (Note 3)	—	(1,900)	(4,309)	(1,649)	(6,132)
Net expenses	1,456,605	868,442	935,426	616,357	23,570
Net investment income	5,294,019	7,468,264	8,260,186	4,306,430	133,417
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(5,742,478)	(3,332,064)	(5,893,167)	4,054,796	(166,991)

Investment transactions in affiliates (Note 3)	—	(72,688)	66,199	2,058	—

In-kind redemptions	16,207,306	—	—	—	366,527

Futures contracts	142,741	—	—	—	—

Foreign currency contracts	(29,584,757)	(8,654)	(6,357)	9,608	(1,045)

Foreign currency related transactions	82,772	33,257	39,464	14,045	1,487
Net realized gain (loss)	(18,894,416)	(3,380,149)	(5,793,861)	4,080,507	199,978
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	51,273,251	25,715,190	38,873,532	15,726,664	1,186,685

Foreign currency contracts	2,284,331	61	45	58	(8)

Translation of assets and liabilities denominated in foreign currencies	43,829	33,572	50,754	7,915	373
Net increase in unrealized appreciation/depreciation	53,601,411	25,748,823	38,924,331	15,734,637	1,187,050
Net realized and unrealized gain on investments	34,706,995	22,368,674	33,130,470	19,815,144	1,387,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,001,014	$29,836,938	$41,390,656	$24,121,574	$1,520,445
[1] Net of foreign withholding tax of:	$625,735	$647,706	$727,169	$391,702	$15,260

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund
INVESTMENT INCOME:

Dividends[1]	$29,571,453	$82,771	$93,574,611	$219,227	$38,473

Dividends from affiliates (Note 3)	278,470	—	—	—	—

Non-cash dividends	778,238	—	—	—	—

Securities lending income (Note 2)	904,991	554	348,526	945	1,268
Total investment income	31,533,152	83,325	93,923,137	220,172	39,741
EXPENSES:

Advisory fees (Note 3)	4,287,805	16,538	19,902,796	68,532	11,953

Service fees (Note 2)	32,528	152	182,442	628	110
Total expenses	4,320,333	16,690	20,085,238	69,160	12,063
Expense waivers (Note 3)	(21,297)	—	—	—	—
Net expenses	4,299,036	16,690	20,085,238	69,160	12,063
Net investment income	27,234,116	66,635	73,837,899	151,012	27,678
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	24,075,863	7,670	27,457,061	(499,753)	(57,813)

Investment transactions in affiliates (Note 3)	391,506	—	—	—	—

In-kind redemptions	—	317,949	199,787,867	507,804	—

Foreign currency contracts	31,067	(524,586)	(82,528,034)	(322,678)	(46,526)

Foreign currency related transactions	50,143	(1,460)	(25,517)	(3,374)	(123)
Net realized gain (loss)	24,548,579	(200,427)	144,691,377	(318,001)	(104,462)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	157,626,391	(500,775)	381,761,967	1,047,487	333,754

Foreign currency contracts	(1,454)	189,667	190,539,151	627,076	129,541

Translation of assets and liabilities denominated in foreign currencies	78,584	1,974	182,553	4,313	191
Net increase (decrease) in unrealized appreciation/depreciation	157,703,521	(309,134)	572,483,671	1,678,876	463,486
Net realized and unrealized gain (loss) on investments	182,252,100	(509,561)	717,175,048	1,360,875	359,024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,486,216	$(442,926)	$791,012,947	$1,511,887	$386,702
[1] Net of foreign withholding tax of:	$3,094,372	$9,197	$10,355,678	$24,359	$4,275
[2] Net of foreign capital gains tax withheld of:	$1,373	—	—	—	—

See Notes to Financial Statements.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$140,434	$48,881	$1,123,071	$4,834,385	$407,962

Dividends from affiliates (Note 3)	—	—	—	78,716	—

Non-cash dividends	—	—	—	—	29,733

Interest	—	—	—	54	—

Securities lending income (Note 2)	718	254	46,526	154,744	196
Total investment income	141,152	49,135	1,169,597	5,067,899	437,891
EXPENSES:

Advisory fees (Note 3)	31,040	10,785	376,648	1,500,836	39,287

Service fees (Note 2)	284	99	2,857	11,386	360
Total expenses	31,324	10,884	379,505	1,512,222	39,647
Expense waivers (Note 3)	(3,233)	—	—	(2,501)	—
Net expenses	28,091	10,884	379,505	1,509,721	39,647
Net investment income	113,061	38,251	790,092	3,558,178	398,244
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	16,979	(3,028)	(659,834)	(1,317,986)	(653,883)

Investment transactions in affiliates (Note 3)	—	—	—	137,648	—

In-kind redemptions	—	(24,840)	3,520,319	21,145,946	59,892

Futures contracts	—	—	—	136,825	—

Foreign currency contracts	(121,483)	(14,355)	(986,240)	109,965	(553,747)

Foreign currency related transactions	(53)	75	(2,959)	(14,890)	5,641
Net realized gain (loss)	(104,557)	(42,148)	1,871,286	20,197,508	(1,142,097)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,091,075	394,309	12,731,164	42,041,986	1,705,859

Foreign currency contracts	338,461	79,493	3,482,727	(238)	(513,078)

Translation of assets and liabilities denominated in foreign currencies	191	(232)	2,015	(1,869)	518
Net increase in unrealized appreciation/depreciation	1,429,727	473,570	16,215,906	42,039,879	1,193,299
Net realized and unrealized gain on investments	1,325,170	431,422	18,087,192	62,237,387	51,202
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,438,231	$469,673	$18,877,284	$65,795,565	$449,446
[1] Net of foreign withholding tax of:	$15,518	$5,448	$123,507	$530,717	$540

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$720,646	$1,347,638	$133,677,241	$316,504,070	$3,307,229	$6,793,205

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(593,895)	(144,971)	(788,164,343)	(138,232,513)	(9,121,636)	12,099,059

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	377,990	5,535,849	1,085,805,073	1,796,540,063	20,611,169	16,778,331
Net increase in net assets resulting from operations	504,741	6,738,516	431,317,971	1,974,811,620	14,796,762	35,670,595
DIVIDENDS:

Net investment income	(728,000)	(1,434,229)	(174,951,000)	(315,544,643)	(2,413,250)	(5,737,894)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	384,224,794	518,423,439	24,042,875	—

Cost of shares redeemed	—	(2,846,902)	(915,223,378)	(6,594,469,002)	(36,816,638)	(142,046,457)
Net decrease in net assets resulting from capital share transactions	—	(2,846,902)	(530,998,584)	(6,076,045,563)	(12,773,763)	(142,046,457)
Net Increase (Decrease) in Net Assets	(223,259)	2,457,385	(274,631,613)	(4,416,778,586)	(390,251)	(112,113,756)
NET ASSETS:

Beginning of period	$36,274,257	$33,816,872	$9,300,174,421	$13,716,953,007	$155,594,060	$267,707,816

End of period	$36,050,998	$36,274,257	$9,025,542,808	$9,300,174,421	$155,203,809	$155,594,060
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$42,582	$49,936	$2,434,883	$43,708,642	$79,376	$(814,603)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	700,000	148,100,000	263,600,000	5,500,000	11,200,000

Shares created	—	—	5,900,000	9,600,000	800,000	—

Shares redeemed	—	(50,000)	(14,450,000)	(125,100,000)	(1,250,000)	(5,700,000)
Shares outstanding, end of period	650,000	650,000	139,550,000	148,100,000	5,050,000	5,500,000

See Notes to Financial Statements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$286,093	$349,868	$19,931,437	$30,324,067	$3,198,869	$4,800,847

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	456,484	(747,262)	30,571,260	2,930,614	(12,453,292)	(168,544)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,728,256	1,412,476	114,905,857	5,634,582	16,747,259	25,059,818
Net increase in net assets resulting from operations	3,470,833	1,015,082	165,408,554	38,889,263	7,492,836	29,692,121
DIVIDENDS:

Net investment income	(289,250)	(368,213)	(22,106,250)	(33,816,718)	(3,354,750)	(6,533,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	21,587,455	1,099,916	269,309,551	91,461,683	—	—

Cost of shares redeemed	(3,821,291)	(2,223,996)	(75,240,524)	(447,469,871)	(13,723,057)	(99,011,496)
Net increase (decrease) in net assets resulting from capital share transactions	17,766,164	(1,124,080)	194,069,027	(356,008,188)	(13,723,057)	(99,011,496)
Net Increase (Decrease) in Net Assets	20,947,747	(477,211)	337,371,331	(350,935,643)	(9,584,971)	(75,852,875)
NET ASSETS:

Beginning of period	$17,376,500	$17,853,711	$774,999,138	$1,125,934,781	$124,648,347	$200,501,222

End of period	$38,324,247	$17,376,500	$1,112,370,469	$774,999,138	$115,063,376	$124,648,347
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$16,468	$19,625	$(1,010,008)	$1,164,805	$21,072	$176,953
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	800,000	13,100,000	19,750,000	4,100,000	7,850,000

Shares created	850,000	50,000	4,100,000	1,650,000	—	—

Shares redeemed	(150,000)	(100,000)	(1,150,000)	(8,300,000)	(450,000)	(3,750,000)
Shares outstanding, end of period	1,450,000	750,000	16,050,000	13,100,000	3,650,000	4,100,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Global ex-U.S. Hedged Dividend Fund		WisdomTree Global ex-U.S. Hedged Real Estate Fund		WisdomTree International Dividend ex-Financials Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$103,683	$143,498	$63,508	$95,162	$5,003,130	$8,574,987

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(263,664)	(98,526)	(45,988)	(62,544)	(4,626,222)	(3,579,886)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	541,191	691,759	328,757	252,292	19,173,289	9,887,682
Net increase in net assets resulting from operations	381,210	736,731	346,277	284,910	19,550,197	14,882,783
DIVIDENDS:

Net investment income	(67,000)	(108,490)	(95,004)	(137,747)	(5,048,250)	(8,722,068)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,537,480	—	—	—	—	7,774,853

Cost of shares redeemed	—	—	—	—	(10,379,877)	(43,850,783)
Net increase (decrease) in net assets resulting from capital share transactions	2,537,480	—	—	—	(10,379,877)	(36,075,930)
Net Increase (Decrease) in Net Assets	2,851,690	628,241	251,273	147,163	4,122,070	(29,915,215)
NET ASSETS:

Beginning of period	$4,926,769	$4,298,528	$2,584,065	$2,436,902	$200,567,821	$230,483,036

End of period	$7,778,459	$4,926,769	$2,835,338	$2,584,065	$204,689,891	$200,567,821
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$21,045	$(15,638)	$(71,595)	$(40,099)	$473,241	$518,361
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	200,000	100,004	100,004	5,050,000	6,000,000

Shares created	100,000	—	—	—	—	200,000

Shares redeemed	—	—	—	—	(250,000)	(1,150,000)
Shares outstanding, end of period	300,000	200,000	100,004	100,004	4,800,000	5,050,000

See Notes to Financial Statements.

174	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree International High Dividend Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$16,159,885	$21,770,680	$5,294,019	$10,570,354	$7,468,264	$10,640,745

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(4,071,842)	5,660,506	(18,894,416)	18,101,046	(3,380,149)	(1,193,429)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	72,590,935	43,938,893	53,601,411	33,716,316	25,748,823	18,860,097
Net increase in net assets resulting from operations	84,678,978	71,370,079	40,001,014	62,387,716	29,836,938	28,307,413
DIVIDENDS:

Net investment income	(16,628,000)	(21,780,815)	(2,883,500)	(12,264,750)	(7,643,750)	(10,595,744)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	63,669,463	65,281,232	60,127,815	110,117,578	52,441,699	—

Cost of shares redeemed	—	(32,853,925)	(75,202,823)	(412,563,478)	—	(24,786,176)
Net increase (decrease) in net assets resulting from capital share transactions	63,669,463	32,427,307	(15,075,008)	(302,445,900)	52,441,699	(24,786,176)
Net Increase (Decrease) in Net Assets	131,720,441	82,016,571	22,042,506	(252,322,934)	74,634,887	(7,074,507)
NET ASSETS:

Beginning of period	$703,948,203	$621,931,632	$479,726,997	$732,049,931	$250,392,189	$257,466,696

End of period	$835,668,644	$703,948,203	$501,769,503	$479,726,997	$325,027,076	$250,392,189
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,843,749	$2,311,864	$585,567	$(1,824,952)	$660,129	$835,615
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	14,200,000	13,550,000	16,900,000	28,450,000	6,200,000	6,850,000

Shares created	1,200,000	1,350,000	2,000,000	4,150,000	1,250,000	—

Shares redeemed	—	(700,000)	(2,500,000)	(15,700,000)	—	(650,000)
Shares outstanding, end of period	15,400,000	14,200,000	16,400,000	16,900,000	7,450,000	6,200,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	175

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund		WisdomTree International Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Period April 7, 2016* through March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,260,186	$12,880,831	$4,306,430	$4,491,909	$133,417	$105,434

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(5,793,861)	3,212,366	4,080,507	1,663,455	199,978	(3,479)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	38,924,331	23,394,524	15,734,637	9,684,162	1,187,050	435,416
Net increase in net assets resulting from operations	41,390,656	39,487,721	24,121,574	15,839,526	1,520,445	537,371
DIVIDENDS:

Net investment income	(8,569,000)	(13,027,235)	(4,364,250)	(4,427,444)	(128,251)	(87,988)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,291,695	4,131,310	35,436,632	14,701,222	7,183,971	8,699,615

Cost of shares redeemed	—	(38,131,413)	—	—	(2,859,115)	—
Net increase (decrease) in net assets resulting from capital share transactions	14,291,695	(34,000,103)	35,436,632	14,701,222	4,324,856	8,699,615
Net Increase (Decrease) in Net Assets	47,113,351	(7,539,617)	55,193,956	26,113,304	5,717,050	9,148,998
NET ASSETS:

Beginning of period	$359,073,669	$366,613,286	$179,625,617	$153,512,313	$9,149,098	$100

End of period	$406,187,020	$359,073,669	$234,819,573	$179,625,617	$14,866,148	$9,149,098
Undistributed net investment income included in net assets at end of period	$820,802	$1,129,616	$619,126	$676,946	$21,993	$16,827
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,900,000	8,700,000	3,000,000	2,750,000	350,004	4

Shares created	300,000	100,000	550,000	250,000	250,000	350,000

Shares redeemed	—	(900,000)	—	—	(100,000)	—
Shares outstanding, end of period	8,200,000	7,900,000	3,550,000	3,000,000	500,004	350,004
*	Commencement of operations.

See Notes to Financial Statements.

176	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan Hedged Capital Goods Fund		WisdomTree Japan Hedged Equity Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$27,234,116	$37,404,267	$66,635	$252,612	$73,837,899	$150,343,523

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	24,548,579	(5,491,624)	(200,427)	(997,387)	144,691,377	(218,685,156)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	157,703,521	125,044,787	(309,134)	1,195,309	572,483,671	1,139,266,388
Net increase (decrease) in net assets resulting from operations	209,486,216	156,957,430	(442,926)	450,534	791,012,947	1,070,924,755
DIVIDENDS:

Net investment income	(32,087,000)	(37,730,923)	(261,000)	(81,448)	(139,605,000)	(163,798,365)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	217,855,195	79,833,957	—	26,173,303	530,877,072	2,351,903,284

Cost of shares redeemed	—	(15,001,116)	(21,381,651)	(2,303,451)	(1,371,592,142)	(4,584,491,599)
Net increase (decrease) in net assets resulting from capital share transactions	217,855,195	64,832,841	(21,381,651)	23,869,852	(840,715,070)	(2,232,588,315)
Net Increase (Decrease) in Net Assets	395,254,411	184,059,348	(22,085,577)	24,238,938	(189,307,123)	(1,325,461,925)
NET ASSETS:

Beginning of period	$1,284,036,280	$1,099,976,932	$27,394,761	$3,155,823	$8,411,670,181	$9,737,132,106

End of period	$1,679,290,691	$1,284,036,280	$5,309,184	$27,394,761	$8,222,363,058	$8,411,670,181
Undistributed net investment income included in net assets at end of period	$1,548,377	$6,401,261	$30,124	$224,489	$63,550,794	$129,317,895
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	19,700,000	18,650,000	1,100,000	150,000	166,900,000	222,050,000

Shares created	3,100,000	1,300,000	—	1,050,000	10,150,000	52,250,000

Shares redeemed	—	(250,000)	(900,000)	(100,000)	(26,750,000)	(107,400,000)
Shares outstanding, end of period	22,800,000	19,700,000	200,000	1,100,000	150,300,000	166,900,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	177

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Financials Fund		WisdomTree Japan Hedged Health Care Fund		WisdomTree Japan Hedged Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$151,012	$534,877	$27,678	$94,581	$113,061	$217,391

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(318,001)	(2,351,313)	(104,462)	485,748	(104,557)	(279,412)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,678,876	1,705,284	463,486	(509,478)	1,429,727	1,304,555
Net increase (decrease) in net assets resulting from operations	1,511,887	(111,152)	386,702	70,851	1,438,231	1,242,534
DIVIDENDS:

Net investment income	(526,160)	(270,439)	(106,487)	(163,276)	(155,000)	(251,560)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,993,411	67,183,520	—	4,833,393	—	2,457,814

Cost of shares redeemed	(22,897,121)	(44,389,804)	—	(17,835,880)	—	(6,779,603)
Net increase (decrease) in net assets resulting from capital share transactions	(16,903,710)	22,793,716	—	(13,002,487)	—	(4,321,789)
Net Increase (Decrease) in Net Assets	(15,917,983)	22,412,125	280,215	(13,094,912)	1,283,231	(3,330,815)
NET ASSETS:

Beginning of period	$35,258,368	$12,846,243	$4,839,323	$17,934,235	$12,325,986	$15,656,801

End of period	$19,340,385	$35,258,368	$5,119,538	$4,839,323	$13,609,217	$12,325,986
Undistributed net investment income included in net assets at end of period	$150,369	$525,517	$27,677	$106,486	$102,783	$144,722
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,500,000	650,000	150,000	550,000	500,000	700,000

Shares created	250,000	2,750,000	—	150,000	—	100,000

Shares redeemed	(950,000)	(1,900,000)	—	(550,000)	—	(300,000)
Shares outstanding, end of period	800,000	1,500,000	150,000	150,000	500,000	500,000

See Notes to Financial Statements.

178	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Real Estate Fund		WisdomTree Japan Hedged SmallCap Equity Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$38,251	$757,558	$790,092	$1,748,987	$3,558,178	$7,944,600

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(42,148)	7,361,480	1,871,286	318,061	20,197,508	46,785,001

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	473,570	(13,349,272)	16,215,906	12,055,530	42,039,879	30,712,413
Net increase (decrease) in net assets resulting from operations	469,673	(5,230,234)	18,877,284	14,122,578	65,795,565	85,442,014
DIVIDENDS:

Net investment income	(10,500)	(8,603,684)	(1,840,046)	(1,523,152)	(4,749,446)	(7,628,997)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	13,712,759	19,701,958	45,432,986	144,012,162	168,620,716

Cost of shares redeemed	(706,016)	(146,227,993)	(12,069,719)	(33,055,673)	(74,466,034)	(194,160,996)
Net increase (decrease) in net assets resulting from capital share transactions	(706,016)	(132,515,234)	7,632,239	12,377,313	69,546,128	(25,540,280)
Net Increase (Decrease) in Net Assets	(246,843)	(146,349,152)	24,669,477	24,976,739	130,592,247	52,272,737
NET ASSETS:

Beginning of period	$4,644,077	$150,993,229	$115,560,547	$90,583,808	$475,303,501	$423,030,764

End of period	$4,397,234	$4,644,077	$140,230,024	$115,560,547	$605,895,748	$475,303,501
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$24,083	$(3,668)	$745,859	$1,795,813	$3,406,950	$4,598,218
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,000	5,850,000	3,100,000	2,900,000	7,150,000	7,650,000

Shares created	—	550,000	500,000	1,300,000	2,000,000	2,700,000

Shares redeemed	(50,000)	(6,050,000)	(300,000)	(1,100,000)	(1,050,000)	(3,200,000)
Shares outstanding, end of period	300,000	350,000	3,300,000	3,100,000	8,100,000	7,150,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	179

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree United Kingdom Hedged Equity Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$398,244	$1,017,348

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,142,097)	1,069,376

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,193,299	3,089,831
Net increase in net assets resulting from operations	449,446	5,176,555
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(393,250)	(913,136)

Capital gains	—	(3,638,511)

Return of capital	—	(187,114)

Total dividends and distributions	(393,250)	(4,738,761)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	3,632,623

Cost of shares redeemed	(3,646,356)	(14,071,228)
Net decrease in net assets resulting from capital share transactions	(3,646,356)	(10,438,605)
Net Decrease in Net Assets	(3,590,160)	(10,000,811)
NET ASSETS:

Beginning of period	$17,901,288	$27,902,099

End of period	$14,311,128	$17,901,288
Undistributed net investment income included in net assets at end of period	$4,994	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	1,200,000

Shares created	—	150,000

Shares redeemed	(150,000)	(600,000)
Shares outstanding, end of period	600,000	750,000

See Notes to Financial Statements.

180	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$55.81	$48.31	$54.04	$61.26	$64.33	$55.87
Investment operations:
Net investment income[1]	1.11	1.93	1.71	2.37	2.32	2.60
Net realized and unrealized gain (loss)	(0.34)	7.68	(5.70)	(7.40)	(2.81)	8.44
Total from investment operations	0.77	9.61	(3.99)	(5.03)	(0.49)	11.04
Dividends to shareholders:
Net investment income	(1.12)	(2.11)	(1.74)	(2.19)	(2.58)	(2.58)
Net asset value, end of period	$55.46	$55.81	$48.31	$54.04	$61.26	$64.33

TOTAL RETURN[2]	1.39%	20.24%	(7.17)%	(8.30)%	(0.59)%	20.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,051	$36,274	$33,817	$48,638	$55,138	$77,193
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.59%[4]	0.58%[3]	0.58%[3]
Net investment income	3.94%[3]	3.73%	3.58%	4.09%	3.86%[3]	4.71%[3]
Portfolio turnover rate[5]	27%	30%	41%	26%	27%	31%

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[6]
Net asset value, beginning of period	$62.80	$52.04	$66.16	$56.40	$49.86	$43.93
Investment operations:
Net investment income[1]	0.91	1.70	1.29	1.14	1.31	0.89
Net realized and unrealized gain (loss)	2.14	10.59	(10.26)	11.83	6.35	5.96
Total from investment operations	3.05	12.29	(8.97)	12.97	7.66	6.85
Dividends and distributions to shareholders:
Net investment income	(1.17)	(1.53)	(1.35)	(1.19)	(1.12)	(0.92)
Capital gains	—	—	(3.80)	(2.02)	—	—
Total dividends and distributions to shareholders	(1.17)	(1.53)	(5.15)	(3.21)	(1.12)	(0.92)
Net asset value, end of period	$64.68	$62.80	$52.04	$66.16	$56.40	$49.86

TOTAL RETURN[2]	4.86%	24.20%	(13.85)%	24.02%	15.73%	16.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,025,543	$9,300,174	$13,716,953	$17,544,485	$1,060,319	$164,527
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[3]	0.58%	0.58%	0.59%[4]	0.58%[3]	0.58%[3,7]
Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.59%[4]	0.58%[3]	0.73%[3,7]
Net investment income	2.86%[3]	3.13%	2.19%	1.91%	2.43%[3]	2.01%[3,7]
Portfolio turnover rate[5]	13%	24%	29%	12%	28%	43%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe Hedged Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	181

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$28.29	$23.90	$25.94	$24.87
Investment operations:
Net investment income[1]	0.63	0.81	0.61	0.13
Net realized and unrealized gain (loss)	2.27	4.25	(1.57)	0.94
Total from investment operations	2.90	5.06	(0.96)	1.07
Dividends and distributions to shareholders:
Net investment income	(0.46)	(0.67)	(1.02)	—
Capital gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.46)	(0.67)	(1.08)	—
Net asset value, end of period	$30.73	$28.29	$23.90	$25.94

TOTAL RETURN[2]	10.27%	21.62%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$155,204	$155,594	$267,708	$125,829
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%[3]
Net investment income	4.24%[3]	3.27%	2.47%	6.87%[3]
Portfolio turnover rate[4]	32%	41%	39%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$23.17	$22.32	$23.18	$25.10
Investment operations:
Net investment income[1]	0.28	0.48	0.48	0.37
Net realized and unrealized gain (loss)	3.29	0.88	(0.89)	(1.96)
Total from investment operations	3.57	1.36	(0.41)	(1.59)
Dividends to shareholders:
Net investment income	(0.31)	(0.51)	(0.45)	(0.33)
Net asset value, end of period	$26.43	$23.17	$22.32	$23.18

TOTAL RETURN[2]	15.44%	6.24%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,324	$17,377	$17,854	$11,591
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%[5]	0.58%[3]
Net investment income	2.21%[3]	2.19%	2.13%	1.75%[3]
Portfolio turnover rate[4]	27%	35%	54%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

182	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$59.16	$57.01	$55.63	$62.23	$41.98	$38.22
Investment operations:
Net investment income[1]	1.38	2.04	1.45	1.94	0.73	1.32
Net realized and unrealized gain (loss)	10.26	2.32	1.49	(7.03)	20.90	3.82
Total from investment operations	11.64	4.36	2.94	(5.09)	21.63	5.14
Dividends to shareholders:
Net investment income	(1.49)	(2.21)	(1.56)	(1.51)	(1.38)	(1.38)
Net asset value, end of period	$69.31	$59.16	$57.01	$55.63	$62.23	$41.98

TOTAL RETURN[2]	19.84%	7.97%	5.25%	(8.26)%	53.06%	14.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,112,370	$774,999	$1,125,935	$853,874	$1,446,871	$60,874
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%	0.58%[5]	0.59%[6]	0.58%[4]	0.58%[4]
Expenses, prior to expense waivers	0.58%[4]	0.58%	0.59%[5]	0.59%[6]	0.58%[4]	0.58%[4]
Net investment income	4.22%[4]	3.68%	2.59%	3.40%	1.29%[4]	3.52%[4]
Portfolio turnover rate[7]	35%	45%	50%	42%	24%	48%

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$30.40	$25.54	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.80	0.84	0.60	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	1.18	4.99	(5.05)	5.90	1.97
Total from investment operations	1.98	5.83	(4.45)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.86)	(0.97)	(0.73)	(0.41)	—
Capital gains	—	—	(0.66)	(1.25)	—
Total dividends and distributions to shareholders	(0.86)	(0.97)	(1.39)	(1.66)	—
Net asset value, end of period	$31.52	$30.40	$25.54	$31.38	$26.98

TOTAL RETURN[2]	6.55%	23.62%	(14.44)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$115,063	$124,648	$200,501	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%[4]	0.48%	0.48%	0.49%[9]	0.48%[4]
Net investment income (loss)	5.19%[4]	3.14%	2.18%	0.55%	(0.00)%[4,10]
Portfolio turnover rate[7]	15%	28%	38%	11%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	183

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Hedged Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$24.63	$21.49	$24.76
Investment operations:
Net investment income[1]	0.47	0.72	0.42
Net realized and unrealized gain (loss)	1.10	2.96	(3.39)
Total from investment operations	1.57	3.68	(2.97)
Dividends to shareholders:
Net investment income	(0.27)	(0.54)	(0.30)
Net asset value, end of period	$25.93	$24.63	$21.49

TOTAL RETURN[2]	6.39%	17.36%	(12.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,778	$4,927	$4,299
Ratios to average net assets of:
Expenses	0.44%[3]	0.44%	0.44%[3,4]
Net investment income	3.75%[3]	3.15%	2.29%[3]
Portfolio turnover rate[5]	6%	30%	61%

WisdomTree Global ex-U.S. Hedged Real Estate Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Period October 29, 2015* through March 31, 2016
Net asset value, beginning of period	$25.84	$24.37	$24.79
Investment operations:
Net investment income[1]	0.64	0.95	0.28
Net realized and unrealized gain (loss)	2.82	1.90	(0.55)
Total from investment operations	3.46	2.85	(0.27)
Dividends to shareholders:
Net investment income	(0.95)	(1.38)	(0.15)
Net asset value, end of period	$28.35	$25.84	$24.37

TOTAL RETURN[2]	13.56%	12.17%[6]	(1.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,835	$2,584	$2,437
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%[3]
Net investment income	4.63%[3]	3.83%	2.78%[3]
Portfolio turnover rate[5]	8%	28%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

184	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$39.72	$38.41	$43.79	$49.23	$42.13	$41.64
Investment operations:
Net investment income[1]	1.00	1.48	1.64	2.00	2.06	1.82
Net realized and unrealized gain (loss)	2.94	1.34	(5.41)	(5.53)	7.11	0.45
Total from investment operations	3.94	2.82	(3.77)	(3.53)	9.17	2.27
Dividends to shareholders:
Net investment income	(1.02)	(1.51)	(1.61)	(1.91)	(2.07)	(1.78)
Net asset value, end of period	$42.64	$39.72	$38.41	$43.79	$49.23	$42.13

TOTAL RETURN[2]	10.00%	7.56%	(8.83)%	(7.41)%	22.58%	5.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$204,690	$200,568	$230,483	$324,083	$349,545	$349,681
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%	0.58%[6]	0.59%[7]	0.58%[5]	0.58%[5]
Net investment income	4.84%[5]	3.86%	3.99%	4.23%	4.54%[5]	4.58%[5]
Portfolio turnover rate[8]	34%	30%	40%	44%	36%	50%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$49.57	$45.90	$51.67	$54.47	$47.77	$44.53
Investment operations:
Net investment income[1]	1.10	1.59	1.68	1.92	2.27	1.63
Net realized and unrealized gain (loss)	4.72	3.68	(5.79)	(2.86)	6.72	3.22
Total from investment operations	5.82	5.27	(4.11)	(0.94)	8.99	4.85
Dividends to shareholders:
Net investment income	(1.13)	(1.60)	(1.66)	(1.86)	(2.29)	(1.61)
Net asset value, end of period	$54.26	$49.57	$45.90	$51.67	$54.47	$47.77

TOTAL RETURN[2]	11.83%	11.75%	(8.15)%	(1.83)%	19.43%	11.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$835,669	$703,948	$621,932	$645,832	$569,188	$458,607
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%	0.48%[6]	0.49%[9]	0.48%[5]	0.48%[5]
Net investment income	4.20%[5]	3.41%	3.47%	3.63%	4.41%[5]	3.75%[5]
Portfolio turnover rate[8]	20%	14%	13%	19%	21%	20%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	185

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$28.39	$25.73	$26.99	$24.90
Investment operations:
Net investment income[1]	0.32	0.56	0.71	0.90
Net realized and unrealized gain (loss)	2.07	2.80	(1.17)	2.18
Total from investment operations	2.39	3.36	(0.46)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.18)	(0.70)	(0.55)	(0.23)
Capital gains	—	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.18)	(0.70)	(0.80)	(0.99)
Net asset value, end of period	$30.60	$28.39	$25.73	$26.99

TOTAL RETURN[2]	8.41%	13.26%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$501,770	$479,727	$732,050	$206,452
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%[4]	0.58%[3]
Net investment income	2.12%[3]	2.14%	2.75%	3.89%[3]
Portfolio turnover rate[5]	37%	53%	48%	14%

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$40.39	$37.59	$43.28	$47.62	$41.39	$38.64
Investment operations:
Net investment income[1]	1.06	1.63	1.65	1.94	2.57	1.74
Net realized and unrealized gain (loss)	3.23	2.79	(5.70)	(4.41)	6.14	2.70
Total from investment operations	4.29	4.42	(4.05)	(2.47)	8.71	4.44
Dividends to shareholders:
Net investment income	(1.05)	(1.62)	(1.64)	(1.87)	(2.48)	(1.69)
Net asset value, end of period	$43.63	$40.39	$37.59	$43.28	$47.62	$41.39

TOTAL RETURN[2]	10.73%	12.09%	(9.60)%	(5.41)%	21.82%	12.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$325,027	$250,392	$257,467	$337,620	$304,753	$209,010
Ratios to average net assets[6] of:
Expenses[7]	0.58%[3]	0.58%	0.58%[4]	0.59%[8]	0.58%[3]	0.58%[3]
Net investment income	5.01%[3]	4.28%	4.09%	4.24%	5.71%[3]	4.58%[3]
Portfolio turnover rate[5]	26%	29%	21%	20%	26%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

186	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$45.45	$42.14	$48.67	$51.68	$45.77	$42.89
Investment operations:
Net investment income[1]	1.02	1.54	1.59	1.88	2.35	1.59
Net realized and unrealized gain (loss)	4.12	3.32	(6.58)	(3.09)	5.79	2.84
Total from investment operations	5.14	4.86	(4.99)	(1.21)	8.14	4.43
Dividends to shareholders:
Net investment income	(1.05)	(1.55)	(1.54)	(1.80)	(2.23)	(1.55)
Net asset value, end of period	$49.54	$45.45	$42.14	$48.67	$51.68	$45.77

TOTAL RETURN[2]	11.40%	11.79%	(10.49)%	(2.47)%	18.35%	10.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$406,187	$359,074	$366,613	$355,273	$315,276	$210,541
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%	0.48%[6]	0.49%[7]	0.48%[5]	0.48%[5]
Net investment income	4.26%[5]	3.59%	3.51%	3.72%	4.77%[5]	3.77%[5]
Portfolio turnover rate[8]	15%	15%	19%	12%	15%	19%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$59.88	$55.82	$58.65	$60.03	$51.77	$48.10
Investment operations:
Net investment income[1]	1.31	1.60	1.64	1.81	1.83	1.51
Net realized and unrealized gain (loss)	6.27	4.03	(2.85)	(1.45)	8.31	3.68
Total from investment operations	7.58	5.63	(1.21)	0.36	10.14	5.19
Dividends to shareholders:
Net investment income	(1.31)	(1.57)	(1.62)	(1.74)	(1.88)	(1.52)
Net asset value, end of period	$66.15	$59.88	$55.82	$58.65	$60.03	$51.77

TOTAL RETURN[2]	12.73%	10.34%	(2.12)%	0.57%	20.22%	11.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$234,820	$179,626	$153,512	$155,414	$141,082	$119,069
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%	0.58%[6]	0.59%[9]	0.58%[5]	0.58%[5]
Net investment income	4.07%[5]	2.87%	2.91%	3.09%	3.27%[5]	3.23%[5]
Portfolio turnover rate[8]	23%	31%	24%	29%	22%	38%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	187

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$26.14	$24.86
Investment operations:
Net investment income[1]	0.31	0.73
Net realized and unrealized gain	3.56	1.02
Total from investment operations	3.87	1.75
Dividends to shareholders:
Net investment income	(0.28)	(0.47)
Net asset value, end of period	$29.73	$26.14

TOTAL RETURN[2]	14.82%	7.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,866	$9,149
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	2.18%[3]	2.97%[3]
Portfolio turnover rate[4]	43%	38%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$65.18	$58.98	$59.21	$64.84	$55.38	$49.33
Investment operations:
Net investment income[1]	1.29	1.97	1.64	1.91	1.91	1.82
Net realized and unrealized gain (loss)	8.68	6.22	(0.31)	(5.67)	9.97	6.09
Total from investment operations	9.97	8.19	1.33	(3.76)	11.88	7.91
Dividends to shareholders:
Net investment income	(1.50)	(1.99)	(1.56)	(1.87)	(2.42)	(1.86)
Net asset value, end of period	$73.65	$65.18	$58.98	$59.21	$64.84	$55.38

TOTAL RETURN[2]	15.42%	14.24%	2.26%	(5.87)%	22.26%	16.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,679,291	$1,284,036	$1,099,977	$917,778	$923,997	$562,133
Ratios to average net assets[5] of:
Expenses[6]	0.58%[3]	0.58%	0.58%[7]	0.59%[8]	0.58%[3]	0.58%[3]
Net investment income	3.68%[3]	3.27%	2.82%	3.16%	3.20%[3]	3.76%[3]
Portfolio turnover rate[4]	29%	38%	48%	25%	42%	56%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

188	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Capital Goods Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$24.90	$21.04	$27.77	$24.11
Investment operations:
Net investment income[1]	0.24	0.66	0.45	0.38
Net realized and unrealized gain (loss)	2.72	3.49	(6.01)	6.51
Total from investment operations	2.96	4.15	(5.56)	6.89
Dividends and distributions to shareholders:
Net investment income	(1.31)	(0.29)	(0.36)	(0.34)
Capital gains	—	—	(0.81)	(2.89)
Total dividends and distributions to shareholders	(1.31)	(0.29)	(1.17)	(3.23)
Net asset value, end of period	$26.55	$24.90	$21.04	$27.77

TOTAL RETURN[2]	12.43%	20.06%	(20.72)%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,309	$27,395	$3,156	$2,777
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.47%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]
Net investment income	1.93%[3]	2.73%	1.79%	1.47%[3]
Portfolio turnover rate[5]	9%	12%	13%	35%

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$50.40	$43.85	$55.03	$47.50	$42.95	$36.66
Investment operations:
Net investment income[1]	0.46	0.86	0.80	0.91	0.88	1.54
Net realized and unrealized gain (loss)	4.73	6.67	(9.00)	12.34	4.91	5.30
Total from investment operations	5.19	7.53	(8.20)	13.25	5.79	6.84
Dividends and distributions to shareholders:
Net investment income	(0.88)	(0.98)	(0.76)	(0.94)	(0.62)	(0.55)
Capital gains	—	—	(2.22)	(4.78)	(0.62)	—
Total dividends and distributions to shareholders	(0.88)	(0.98)	(2.98)	(5.72)	(1.24)	(0.55)
Net asset value, end of period	$54.71	$50.40	$43.85	$55.03	$47.50	$42.95

TOTAL RETURN[2]	10.40%	17.45%	(15.64)%	29.30%	13.48%	19.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,222,363	$8,411,670	$9,737,132	$15,806,850	$11,441,824	$5,632,633
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.48%	0.49%[6]	0.48%[3]	0.48%[3]
Net investment income	1.78%[3]	1.91%	1.52%	1.81%	1.84%[3]	4.22%[3]
Portfolio turnover rate[5]	15%	37%	27%	31%	24%	36%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Capital Goods Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	189

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Financials Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$23.51	$19.76	$26.29	$23.83
Investment operations:
Net investment income[1]	0.13	0.49	0.39	0.45
Net realized and unrealized gain (loss)	0.96	3.57	(6.72)	5.44
Total from investment operations	1.09	4.06	(6.33)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.42)	(0.31)	(0.15)	(0.22)
Capital gains	—	—	(0.05)	(3.21)
Total dividends and distributions to shareholders	(0.42)	(0.31)	(0.20)	(3.43)
Net asset value, end of period	$24.18	$23.51	$19.76	$26.29

TOTAL RETURN[2]	4.67%	20.99%	(24.30)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,340	$35,258	$12,846	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.47%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]
Net investment income	1.06%[3]	2.16%	1.46%	1.80%[3]
Portfolio turnover rate[5]	29%	20%	21%	29%

WisdomTree Japan Hedged Health Care Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$32.26	$32.61	$31.01	$24.20
Investment operations:
Net investment income[1]	0.18	0.28	0.43	0.32
Net realized and unrealized gain (loss)	2.40	(0.03)	1.49	10.50
Total from investment operations	2.58	0.25	1.92	10.82
Dividends and distributions to shareholders:
Net investment income	(0.71)	(0.60)	(0.18)	(0.13)
Capital gains	—	—	(0.14)	(3.88)
Total dividends and distributions to shareholders	(0.71)	(0.60)	(0.32)	(4.01)
Net asset value, end of period	$34.13	$32.26	$32.61	$31.01

TOTAL RETURN[2]	8.03%	0.79%	6.16%	48.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,120	$4,839	$17,934	$3,101
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]
Net investment income	1.11%[3]	0.87%	1.32%	1.24%[3]
Portfolio turnover rate[5]	8%	27%	25%	29%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

190	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Period April 9, 2015* through March 31, 2016
Net asset value, beginning of period	$24.65	$22.37	$25.59
Investment operations:
Net investment income[1]	0.23	0.41	0.45
Net realized and unrealized gain (loss)	2.65	2.37	(3.43)
Total from investment operations	2.88	2.78	(2.98)
Dividends to shareholders:
Net investment income	(0.31)	(0.50)	(0.24)
Net asset value, end of period	$27.22	$24.65	$22.37

TOTAL RETURN[2]	11.74%	12.60%	(11.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,609	$12,326	$15,657
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	1.75%[3]	1.77%	1.88%[3]
Portfolio turnover rate[4]	28%	37%	40%

WisdomTree Japan Hedged Real Estate Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$13.27	$25.81	$27.81	$24.32
Investment operations:
Net investment income[1]	0.12	0.28	0.63	0.42
Net realized and unrealized gain (loss)	1.31	0.25	(1.21)	4.98
Total from investment operations	1.43	0.53	(0.58)	5.40
Dividends and distributions to shareholders:
Net investment income	(0.04)	(13.07)	(0.48)	(0.21)
Capital gains	—	—	(0.94)	(1.70)
Total dividends and distributions to shareholders	(0.04)	(13.07)	(1.42)	(1.91)
Net asset value, end of period	$14.66	$13.27	$25.81	$27.81

TOTAL RETURN[2]	10.74%	(0.02)%	(2.21)%	22.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,397	$4,644	$150,993	$31,979
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.47%[5]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]
Net investment income	1.70%[3]	1.15%	2.43%	1.59%[3]
Portfolio turnover rate[4]	5%	22%	14%	20%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	191

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$37.28	$31.24	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.24	0.70	0.41	0.47	0.59
Net realized and unrealized gain (loss)	5.51	5.94	(1.59)	6.74	2.38
Total from investment operations	5.75	6.64	(1.18)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.54)	(0.60)	(0.35)	(0.41)	(0.06)
Capital gains	—	—	(0.88)	(2.23)	—
Total dividends and distributions to shareholders	(0.54)	(0.60)	(1.23)	(2.64)	(0.06)
Net asset value, end of period	$42.49	$37.28	$31.24	$33.65	$29.08

TOTAL RETURN[2]	15.54%	21.64%	(3.83)%[3]	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,230	$115,561	$90,584	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%[4]	0.58%	0.58%	0.59%[5]	0.58%[4]
Net investment income	1.22%[4]	2.11%	1.20%	1.52%	2.75%[4]
Portfolio turnover rate[6]	25%	48%	45%	41%	19%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$66.48	$55.30	$54.09	$50.28	$48.84	$45.45
Investment operations:
Net investment income[1]	0.49	1.11	0.91	0.71	0.72	0.78
Net realized and unrealized gain	8.47	11.16	1.00	3.89	1.84	3.58
Total from investment operations	8.96	12.27	1.91	4.60	2.56	4.36
Dividends to shareholders:
Net investment income	(0.64)	(1.09)	(0.70)	(0.79)	(1.12)	(0.97)
Net asset value, end of period	$74.80	$66.48	$55.30	$54.09	$50.28	$48.84

TOTAL RETURN[2]	13.54%	22.43%	3.51%	9.26%	5.41%	9.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$605,896	$475,304	$423,031	$286,651	$284,106	$192,914
Ratios to average net assets[7] of:
Expenses[8]	0.58%[4]	0.58%	0.58%	0.59%[5]	0.58%[4]	0.58%[4]
Net investment income	1.38%[4]	1.84%	1.65%	1.40%	1.44%[4]	1.84%[4]
Portfolio turnover rate[6]	17%	33%	29%	36%	21%	41%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

192	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree United Kingdom Hedged Equity Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$23.87	$23.25	$25.82	$25.52	$24.99
Investment operations:
Net investment income[1]	0.59	1.01	1.08	0.97	1.40
Net realized and unrealized gain (loss)	0.03	4.30	(2.42)	0.23	0.91
Total from investment operations	0.62	5.31	(1.34)	1.20	2.31
Dividends and distributions to shareholders:
Net investment income	(0.64)	(0.99)	(0.92)	(0.90)	(1.78)
Capital gains	—	(3.51)	(0.31)	—	—
Return of capital	—	(0.19)	—	—	—
Total dividends and distributions to shareholders	(0.64)	(4.69)	(1.23)	(0.90)	(1.78)
Net asset value, end of period	$23.85	$23.87	$23.25	$25.82	$25.52

TOTAL RETURN[2]	2.61%	24.74%	(5.15)%	4.71%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,311	$17,901	$27,902	$28,407	$16,590
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.49%[4]	0.49%[5]	0.48%[3]
Net investment income	4.87%[3]	4.09%	4.45%	3.75%	6.98%[3]
Portfolio turnover rate[6]	20%	44%	30%	20%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been 0.48%.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	193

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2017, the Trust consisted of 86 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

194	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund and Global ex-U.S. Hedged Real Estate Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the

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Notes to Financial Statements (unaudited) (continued)

asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,782,330	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,444,532	—
Total	$35,782,330	$3,444,532	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—
Total - Net	$35,782,330	$3,444,524	$—

196	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,982,558,041	$—	$—
Investment of Cash Collateral for Securities Loaned	—	26,291,802	—
Total	$8,982,558,041	$26,291,802	$—
Unrealized Appreciation on Foreign Currency Contracts	—	47,222,943	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,619,288)	—
Total - Net	$8,982,558,041	$64,895,457	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$155,024,187	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,273,457	—
Total	$155,024,187	$3,273,457	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,070,452	—
Unrealized Depreciation on Foreign Currency Contracts	—	(7,014)	—
Total - Net	$155,024,187	$4,336,895	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,245,514	$—	$—
Investment of Cash Collateral for Securities Loaned	—	63,895	—
Total	$38,245,514	$63,895	$—
Unrealized Appreciation on Foreign Currency Contracts	—	50	—
Total - Net	$38,245,514	$63,945	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,108,958,703	$—	$—
Rights	122,643	—	—
Exchange-Traded Fund	512,267	—	—
Investment of Cash Collateral for Securities Loaned	—	84,102,116	—
Total	$1,109,593,613	$84,102,116	$—
Unrealized Appreciation on Foreign Currency Contracts	—	41	—
Unrealized Depreciation on Foreign Currency Contracts	—	(125)	—
Total - Net	$1,109,593,613	$84,102,032	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$114,356,689	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,422,824	—
Total	$114,356,689	$1,422,824	$—
Unrealized Appreciation on Foreign Currency Contracts	—	823,722	—
Unrealized Depreciation on Foreign Currency Contracts	—	(66,948)	—
Total - Net	$114,356,689	$2,179,598	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,593,982	$—	$—
Exchange-Traded Note	128,174	—	—
Investment of Cash Collateral for Securities Loaned	—	964	—
Total	$7,722,156	$964	$—
Unrealized Appreciation on Foreign Currency Contracts	—	76,371	—
Unrealized Depreciation on Foreign Currency Contracts	—	(44,258)	—
Total - Net	$7,722,156	$33,077	$—

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Notes to Financial Statements (unaudited) (continued)

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,814,309	$—	$—
Rights	—	595	—
Warrants*	—	1,252	—
Exchange-Traded Note	633	—	—
Investment of Cash Collateral for Securities Loaned	—	92,258	—
Total	$2,814,942	$94,105	$—
Unrealized Appreciation on Foreign Currency Contracts	—	15,928	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,278)	—
Total - Net	$2,814,942	$100,755	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$202,790,834	$—	$—
Exchange-Traded Fund	975,296	—	—
Investment of Cash Collateral for Securities Loaned	—	42,585	—
Total	$203,766,130	$42,585	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(264)	—
Total - Net	$203,766,130	$42,321	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$832,470,656	$—	$—
Rights	42,716	—	—
Investment of Cash Collateral for Securities Loaned	—	6,443,084	—
Total	$832,513,372	$6,443,084	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(526)	—
Total - Net	$832,513,372	$6,442,561	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$498,559,399	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,270,062	—
Total	$498,559,399	$2,270,062	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,912,992	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,729,797)	—
Total - Net	$498,559,399	$3,453,257	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$323,970,488	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,859,071	—
Total	$323,970,488	$3,859,071	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(10)	—
Total - Net	$323,970,488	$3,859,061	$—

198	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$403,979,651	$—	$—
Exchange-Traded Fund	822,293	—	—
Investment of Cash Collateral for Securities Loaned	—	1,791,492	—
Total	$404,801,944	$1,791,492	$—
Unrealized Appreciation on Foreign Currency Contracts	—	7	—
Unrealized Depreciation on Foreign Currency Contracts	—	(36)	—
Total - Net	$404,801,944	$1,791,463	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$233,706,374	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,898,099	—
Total	$233,706,374	$3,898,099	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,819,016	$—	$—
Investment of Cash Collateral for Securities Loaned	—	121,556	—
Total	$14,819,016	$121,556	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(9)	—
Total - Net	$14,819,016	$121,547	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$210,482,179	$1,617,100	$49,880	**
Japan	425,781,304	550,917	—
Other*	1,030,316,940	—	—
Rights	99,924	—	—
Exchange-Traded Funds	3,348,560	—	—
Investment of Cash Collateral for Securities Loaned	—	108,787,957	—
Total	$1,670,028,907	$110,955,974	$49,880

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,259,729	$—	$—
Investment of Cash Collateral for Securities Loaned	—	15,966	—
Total	$5,259,729	$15,966	$—
Unrealized Appreciation on Foreign Currency Contracts	—	116,464	—
Unrealized Depreciation on Foreign Currency Contracts	—	(341)	—
Total - Net	$5,259,729	$132,089	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Communications Equipment	$5,647,510	$995,888	$—
Other*	8,127,252,124	—	—
Investment of Cash Collateral for Securities Loaned	—	140,253,869	—
Total	$8,132,899,634	$141,249,757	$—
Unrealized Appreciation on Foreign Currency Contracts	—	170,427,175	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12,395,593)	—
Total - Net	$8,132,899,634	$299,281,339	$—

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Notes to Financial Statements (unaudited) (continued)

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,112,127	$—	$—
Investment of Cash Collateral for Securities Loaned	—	420,330	—
Total	$19,112,127	$420,330	$—
Unrealized Appreciation on Foreign Currency Contracts	—	503,737	—
Unrealized Depreciation on Foreign Currency Contracts	—	(35,903)	—
Total - Net	$19,112,127	$888,164	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,080,526	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,905	—
Total	$5,080,526	$4,905	$—
Unrealized Appreciation on Foreign Currency Contracts	—	116,836	—
Unrealized Depreciation on Foreign Currency Contracts	—	(326)	—
Total - Net	$5,080,526	$121,415	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,481,846	$—	$—
Investment of Cash Collateral for Securities Loaned	—	64,048	—
Total	$13,481,846	$64,048	$—
Unrealized Appreciation on Foreign Currency Contracts	—	306,234	—
Unrealized Depreciation on Foreign Currency Contracts	—	(873)	—
Total - Net	$13,481,846	$369,409	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,358,371	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,134	—
Total	$4,358,371	$14,134	$—
Unrealized Appreciation on Foreign Currency Contracts	—	100,432	—
Unrealized Depreciation on Foreign Currency Contracts	—	(281)	—
Total - Net	$4,358,371	$114,285	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$139,079,284	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,245,789	—
Total	$139,079,284	$10,245,789	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,243,301	—
Unrealized Depreciation on Foreign Currency Contracts	—	(21,449)	—
Total - Net	$139,079,284	$13,467,641	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$601,095,654	$—	$—
Exchange-Traded Fund	240,242	—	—
Investment of Cash Collateral for Securities Loaned	—	35,755,309	—
Total	$601,335,896	$35,755,309	$—
Unrealized Appreciation on Foreign Currency Contracts	—	222	—
Total - Net	$601,335,896	$35,755,531	$—

200	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,328,852	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,741	—
Total	$14,328,852	$4,741	$—
Unrealized Appreciation on Foreign Currency Contracts	—	320	—
Unrealized Depreciation on Foreign Currency Contracts	—	(585,477)	—
Total - Net	$14,328,852	$(580,416)	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the six months ended September 30, 2017, International SmallCap Dividend Fund transferred securities with a fair value of $482,803 from Level 1 to Level 2 primarily due to the unavailability of a quoted price in an active market for identical investments.

During the six months ended September 30, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2017 and open positions in such derivatives as of September 30, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 208 and 209. At September 30, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of September 30, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$8
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	47,222,943	Unrealized depreciation on foreign currency contracts	8,619,288
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,070,452	Unrealized depreciation on foreign currency contracts	7,014
Europe Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	50	Unrealized depreciation on foreign currency contracts	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	41	Unrealized depreciation on foreign currency contracts	125
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	823,722	Unrealized depreciation on foreign currency contracts	66,948

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Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$76,371	Unrealized depreciation on foreign currency contracts	$44,258
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	15,928	Unrealized depreciation on foreign currency contracts	9,278
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	264
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3	Unrealized depreciation on foreign currency contracts	526
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,912,992	Unrealized depreciation on foreign currency contracts	3,729,797
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	10
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	7	Unrealized depreciation on foreign currency contracts	36
International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	9
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	116,464	Unrealized depreciation on foreign currency contracts	341
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	170,427,175	Unrealized depreciation on foreign currency contracts	12,395,593
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	503,737	Unrealized depreciation on foreign currency contracts	35,903
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	116,836	Unrealized depreciation on foreign currency contracts	326
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	306,234	Unrealized depreciation on foreign currency contracts	873
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	100,432	Unrealized depreciation on foreign currency contracts	281
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,243,301	Unrealized depreciation on foreign currency contracts	21,449
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	222	Unrealized depreciation on foreign currency contracts	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	320	Unrealized depreciation on foreign currency contracts	585,477

202	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$71	$(28)
Europe Hedged Equity Fund
Foreign exchange contracts	(967,775,556)	96,643,659
Equity contracts	888,111	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(16,061,827)	1,960,115
Europe Quality Dividend Growth Fund
Foreign exchange contracts	(23)	50
Europe SmallCap Dividend Fund
Foreign exchange contracts	(15,033)	549
Germany Hedged Equity Fund
Foreign exchange contracts	(12,901,605)	1,360,787
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	(230,525)	45,229
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	(76,364)	6,188
International Dividend ex-Financials Fund
Foreign exchange contracts	(5,635)	(264)
International Equity Fund
Foreign exchange contracts	7,477	(7,911)
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(29,584,757)	2,284,331
Equity contracts	142,741	—
International High Dividend Fund
Foreign exchange contracts	(8,654)	61
International LargeCap Dividend Fund
Foreign exchange contracts	(6,357)	45
International MidCap Dividend Fund
Foreign exchange contracts	9,608	58
International Quality Dividend Growth Fund
Foreign exchange contracts	(1,045)	(8)
International SmallCap Dividend Fund
Foreign exchange contracts	31,067	(1,454)
Japan Hedged Capital Goods Fund
Foreign exchange contracts	(524,586)	189,667
Japan Hedged Equity Fund
Foreign exchange contracts	(82,528,034)	190,539,151
Japan Hedged Financials Fund
Foreign exchange contracts	(322,678)	627,076
Japan Hedged Health Care Fund
Foreign exchange contracts	(46,526)	129,541
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(121,483)	338,461
Japan Hedged Real Estate Fund
Foreign exchange contracts	(14,355)	79,493
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(986,240)	3,482,727
Japan SmallCap Dividend Fund
Foreign exchange contracts	109,965	(238)
Equity contracts	136,825	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	(553,747)	(513,078)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	203

Notes to Financial Statements (unaudited) (continued)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Australia Dividend Fund
Foreign exchange contracts	$—	$9,851	$—
Europe Hedged Equity Fund
Equity contracts	—	—	20,091,154	[1]
Foreign exchange contracts	9,297,186,263	18,549,927,685	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	158,644,963	312,678,566	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	—	6,020	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	650,538	230,559	—
Germany Hedged Equity Fund
Foreign exchange contracts	123,681,830	244,575,644	—
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	5,697,063	11,411,660	—
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,677,027	5,386,353	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	129,572	—
International Equity Fund
Foreign exchange contracts	566,857	218,919	—
International Hedged Quality Dividend Growth Fund
Equity contracts	—	—	2,866,201	[1]
Foreign exchange contracts	498,555,292	992,621,653	—
International High Dividend Fund
Foreign exchange contracts	15,278	155,544	—
International LargeCap Dividend Fund
Foreign exchange contracts	98,788	93,939	—
International MidCap Dividend Fund
Foreign exchange contracts	—	87,413	—
International Quality Dividend Growth Fund
Foreign exchange contracts	—	3,111	—
International SmallCap Dividend Fund
Foreign exchange contracts	236,753	609,161	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	11,402,368	19,661,245	—
Japan Hedged Equity Fund
Foreign exchange contracts	8,460,603,367	16,766,739,363	—
Japan Hedged Financials Fund
Foreign exchange contracts	33,278,942	61,785,670	—
Japan Hedged Health Care Fund
Foreign exchange contracts	4,942,948	9,922,825	—

204	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	$12,752,950	$25,696,617	$—
Japan Hedged Real Estate Fund
Foreign exchange contracts	4,761,427	9,281,152	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	127,935,203	257,137,569	—
Japan SmallCap Dividend Fund
Equity contracts	—	—	2,448,449	[1]
Foreign exchange contracts	203	155,225	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	16,865,049	33,018,996	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized gains or losses of foreign currency contracts are included in the net realized gain (loss) from foreign currency contracts and/or increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts in the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees);

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Notes to Financial Statements (unaudited) (continued)

(vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, other than the Currency Hedged Equity Funds, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized Forward Contracts to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — Europe Hedged Equity Fund, International Hedged Quality Dividend Growth Fund and Japan SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Funds’ annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S.

206	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Australia Dividend Fund
Securities Lending	$4,159,253	$—	$(4,159,253)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	8	—	—	8
Europe Hedged Equity Fund
Securities Lending	43,400,747	—	(43,400,747)[1]	—	—	—	—	—
Foreign Currency Contracts	47,222,943	(8,619,288)	—	38,603,655	8,619,288	(8,619,288)	—	—
Europe Hedged SmallCap Equity Fund
Securities Lending	3,465,670	—	(3,465,670)[1]	—	—	—	—	—
Foreign Currency Contracts	1,070,452	(6,588)	—	1,063,864	7,014	(6,588)	—	426
Europe Quality Dividend Growth Fund
Securities Lending	60,719	—	(60,719)[1]	—	—	—	—	—
Foreign Currency Contracts	50	—	—	50	—	—	—	—
Europe SmallCap Dividend Fund
Securities Lending	84,449,177	—	(84,449,177)[1]	—	—	—	—	—
Foreign Currency Contracts	41	(41)	—	—	125	(41)	—	84
Germany Hedged Equity Fund
Securities Lending	1,354,577	—	(1,354,577)[1]	—	—	—	—	—
Foreign Currency Contracts	823,722	(66,553)	—	757,169	66,948	(66,553)	—	395
Global ex-U.S. Hedged Dividend Fund
Securities Lending	32,152	—	(32,152)[1]	—	—	—	—	—
Foreign Currency Contracts	76,371	(44,229)	—	32,142	44,258	(44,229)	—	29
Global ex-U.S. Hedged Real Estate Fund
Securities Lending	87,070	—	(87,070)[1]	—	—	—	—	—
Foreign Currency Contracts	15,928	(9,260)	—	6,668	9,278	(9,260)	—	18
International Dividend ex-Financials Fund
Securities Lending	989,109	—	(989,109)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	264	—	—	264
International Equity Fund
Securities Lending	10,430,034	—	(10,430,034)[1]	—	—	—	—	—
Foreign Currency Contracts	3	—	—	3	526	—	—	526
International Hedged Quality Dividend Growth Fund
Securities Lending	4,550,322	—	(4,550,322)[1]	—	—	—	—	—
Foreign Currency Contracts	4,912,992	(3,727,475)	—	1,185,517	3,729,797	(3,727,475)	—	2,322
International High Dividend Fund
Securities Lending	4,856,900	—	(4,856,900)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	10	—	—	10
International LargeCap Dividend Fund
Securities Lending	2,134,922	—	(2,134,922)[1]	—	—	—	—	—
Foreign Currency Contracts	7	—	—	7	36	—	—	36
International MidCap Dividend Fund
Securities Lending	4,893,572	—	(4,893,572)[1]	—	—	—	—	—
International Quality Dividend Growth Fund
Securities Lending	139,189	—	(139,189)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	9	—	—	9

208	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
International SmallCap Dividend Fund
Securities Lending	$148,527,341	$—	$(148,527,341)[1]	$—	$—	$—	$—	$—
Japan Hedged Capital Goods Fund
Securities Lending	15,190	—	(15,190)[1]	—	—	—	—	—
Foreign Currency Contracts	116,464	(309)	—	116,155	341	(309)	—	32
Japan Hedged Equity Fund
Securities Lending	274,807,424	—	(274,807,424)[1]	—	—	—	—	—
Foreign Currency Contracts	170,427,175	(12,395,593)	—	158,031,582	12,395,593	(12,395,593)	—	—
Japan Hedged Financials Fund
Securities Lending	925,189	—	(925,189)[1]	—	—	—	—	—
Foreign Currency Contracts	503,737	(1,121)	—	502,616	35,903	(1,121)	—	34,782
Japan Hedged Health Care Fund
Securities Lending	36,332	—	(36,332)[1]	—	—	—	—	—
Foreign Currency Contracts	116,836	(299)	—	116,537	326	(299)	—	27
Japan Hedged Quality Dividend Growth Fund
Securities Lending	222,443	—	(222,443)[1]	—	—	—	—	—
Foreign Currency Contracts	306,234	(796)	—	305,438	873	(796)	—	77
Japan Hedged Real Estate Fund
Securities Lending	13,445	—	(13,445)[1]	—	—	—	—	—
Foreign Currency Contracts	100,432	(257)	—	100,175	281	(257)	—	24
Japan Hedged SmallCap Equity Fund
Securities Lending	16,966,621	—	(16,966,621)[1]	—	—	—	—	—
Foreign Currency Contracts	3,243,301	(20,665)	—	3,222,636	21,449	(20,665)	—	784
Japan SmallCap Dividend Fund
Securities Lending	56,550,543	—	(56,550,543)[1]	—	—	—	—	—
Foreign Currency Contracts	222	—	—	222	—	—	—	—
United Kingdom Hedged Equity Fund
Securities Lending	5,028	—	(5,028)[1]	—	—	—	—	—
Foreign Currency Contracts	320	(320)	—	—	585,477	(320)	—	585,157
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	209

Notes to Financial Statements (unaudited) (continued)

the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Australia Dividend Fund	0.58%	—	—
Europe Hedged Equity Fund	0.58%	—	—
Europe Hedged SmallCap Equity Fund	0.58%	—	—
Europe Quality Dividend Growth Fund	0.58%	—	—
Europe SmallCap Dividend Fund	0.58%	—	—
Germany Hedged Equity Fund	0.48%	—	—
Global ex-U.S. Hedged Dividend Fund	0.44%	—	—
Global ex-U.S. Hedged Real Estate Fund	0.58%	(0.15)%	July 31, 2018
International Dividend ex-Financials Fund	0.58%	—	—
International Equity Fund	0.48%	—	—
International Hedged Quality Dividend Growth Fund	0.58%	—	—
International High Dividend Fund	0.58%	—	—
International LargeCap Dividend Fund	0.48%	—	—
International MidCap Dividend Fund	0.58%	—	—
International Quality Dividend Growth Fund	0.48%	(0.10)%	July 31, 2018
International SmallCap Dividend Fund	0.58%	—	—
Japan Hedged Capital Goods Fund	0.48%	—	—
Japan Hedged Equity Fund	0.48%	—	—
Japan Hedged Financials Fund	0.48%	—	—
Japan Hedged Health Care Fund	0.48%	—	—
Japan Hedged Quality Dividend Growth Fund	0.48%	(0.05)%	July 31, 2018
Japan Hedged Real Estate Fund	0.48%	—	—
Japan Hedged SmallCap Equity Fund	0.58%	—	—
Japan SmallCap Dividend Fund	0.58%	—	—
United Kingdom Hedged Equity Fund	0.48%	—	—

[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

210	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2017 are as follows:

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2017	Dividend Income
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$3,682,595	$5,041,047	$8,303,228	$194,731	$(102,878)	$512,267	$53,787
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$149,230	$4,626,841	$3,843,255	$(41,630)	$84,110	$975,296	$77,462
International Equity Fund
International Dividend ex-Financials Fund	$2,084,743	$5,361,179	$7,441,804	$19,251	$(23,369)	$—	$81,991
International High Dividend Fund
International LargeCap Dividend Fund	$—	$5,644,380	$5,571,692	$(72,688)	$—	$—	$73,739
International LargeCap Dividend Fund
International MidCap Dividend Fund	$864,125	$5,727,978	$5,850,414	$66,199	$14,405	$822,293	$82,917
International MidCap Dividend Fund
Australia Dividend Fund	$—	$1,018,730	$1,014,157	$(4,573)	$—	$—	$7,363
Japan Hedged Equity Fund	—	1,554,647	1,561,278	6,631	—	—	23,308
Total	$—	$2,573,377	$2,575,435	$2,058	$—	$—	$30,671
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,487,375	$12,775,167	$14,735,730	$160,097	$160,576	$1,847,485	$202,402
Japan SmallCap Dividend Fund	2,809,050	8,820,500	10,482,188	231,409	122,304	1,501,075	76,068
Total	$6,296,425	$21,595,667	$25,217,918	$391,506	$282,880	$3,348,560	$278,470
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$134,092	$20,599,207	$20,649,231	$137,648	$18,526	$240,242	$78,716
During the six months ended September 30, 2017, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended September 30, 2017, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Australia Dividend Fund	$1,100,919	$2,397,245	$317,856
Europe Hedged Equity Fund	40,136,466	13,224,941	(1,584,345)
Europe Hedged SmallCap Equity Fund	5,785,088	4,791,553	(838,654)
Europe Quality Dividend Growth Fund	2,089,153	954,378	(77,356)
Europe SmallCap Dividend Fund	26,543,323	27,745,073	1,210,499
Germany Hedged Equity Fund	2,004,826	2,246,810	64,442
International Dividend ex-Financials Fund	9,762,994	9,486,647	(639,494)
International Equity Fund	31,925,005	20,517,006	308,253
International Hedged Quality Dividend Growth Fund	37,140,291	40,230,665	(1,118,461)
International High Dividend Fund	9,317,692	10,468,775	181,641
International LargeCap Dividend Fund	10,927,089	8,732,393	(935,254)
International MidCap Dividend Fund	18,496,085	17,110,340	3,169,903
International Quality Dividend Growth Fund	1,155,370	464,722	(16,194)
International SmallCap Dividend Fund	24,965,369	50,510,501	(8,081,836)
Japan Hedged Equity Fund	19,619,691	35,981,224	4,486,110
Japan Hedged Quality Dividend Growth Fund	655,460	1,261,276	(28,720)
Japan Hedged SmallCap Equity Fund	4,389,763	4,196,687	(330,329)
Japan SmallCap Dividend Fund	11,654,580	13,776,501	(1,436,720)
United Kingdom Hedged Equity Fund	469,777	290,099	(22,449)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	211

Notes to Financial Statements (unaudited) (continued)

WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Divideds paid to WTAM on Fund Shares
Europe Hedged Equity Fund*	—	$—	$143
Europe SmallCap Dividend Fund	7	486	29
International Equity Fund	142	7,733	157
International High Dividend Fund	44	1,926	46
International Quality Dividend Growth Fund	339	10,126	31
International SmallCap Dividend Fund	231	17,082	230
Japan Hedged Equity Fund	79	4,321	72
Japan SmallCap Dividend Fund	98	7,352	0	**
*	No shares were held in this Fund by WTAM at the end of the period.

**	Amount represents less than $1.

At September 30, 2017, approximately 82% of the International Quality Dividend Growth Fund was held by an affiliated Fund.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$9,786,794	$9,872,269	$—	$—
Europe Hedged Equity Fund	1,245,731,053	2,001,767,478	205,790,713	919,436,439
Europe Hedged SmallCap Equity Fund	50,558,754	49,108,872	8,993,103	36,651,982
Europe Quality Dividend Growth Fund	7,261,522	7,168,874	21,503,516	3,832,889
Europe SmallCap Dividend Fund	405,231,940	331,823,771	193,643,903	75,381,342
Germany Hedged Equity Fund	18,388,460	31,003,182	—	13,779,485
Global ex-U.S. Hedged Dividend Fund	336,291	423,727	2,443,910	—
Global ex-U.S. Hedged Real Estate Fund	205,463	311,715	—	—
International Dividend ex-Financials Fund	68,954,297	68,718,046	—	10,387,840
International Equity Fund	151,209,219	149,405,615	59,841,518	—
International Hedged Quality Dividend Growth Fund	193,999,697	181,202,201	19,341,947	73,942,010
International High Dividend Fund	76,620,645	75,420,596	51,534,067	—
International LargeCap Dividend Fund	58,707,003	57,832,049	14,131,460	—
International MidCap Dividend Fund	48,375,029	48,848,497	35,210,637	—
International Quality Dividend Growth Fund	5,171,430	5,616,968	7,046,375	2,282,525
International SmallCap Dividend Fund	431,043,125	429,704,864	215,939,708	—
Japan Hedged Capital Goods Fund	693,088	944,979	—	21,455,554

212	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (concluded)

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Japan Hedged Equity Fund	1,278,022,910	$1,292,757,580	$495,058,842	$1,306,895,620
Japan Hedged Financials Fund	8,400,483	8,206,500	5,916,753	22,785,024
Japan Hedged Health Care Fund	412,285	417,134	—	—
Japan Hedged Quality Dividend Growth Fund	3,709,957	3,542,120	—	—
Japan Hedged Real Estate Fund	332,086	223,059	—	694,084
Japan Hedged SmallCap Equity Fund	41,563,393	31,829,405	11,900,468	12,072,844
Japan SmallCap Dividend Fund	122,895,500	89,005,641	108,021,484	72,626,432
United Kingdom Hedged Equity Fund	3,208,002	4,223,159	—	3,605,730

6. FEDERAL INCOME TAXES

At September 30, 2017, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$37,054,590	$5,016,129	$(2,843,865)	$2,172,264
Europe Hedged Equity Fund	8,337,779,216	1,207,785,532	(498,111,250)	709,674,282
Europe Hedged SmallCap Equity Fund	130,588,279	31,510,977	(2,738,174)	28,772,803
Europe Quality Dividend Growth Fund	34,929,210	3,873,276	(493,027)	3,380,249
Europe SmallCap Dividend Fund	1,091,758,023	154,374,496	(52,436,874)	101,937,622
Germany Hedged Equity Fund	104,972,306	16,706,396	(5,142,415)	11,563,981
Global ex-U.S. Hedged Dividend Fund	7,096,103	813,419	(154,289)	659,130
Global ex-U.S. Hedged Real Estate Fund	2,519,966	543,957	(148,226)	395,731
International Dividend ex-Financials Fund	212,257,791	15,193,889	(23,643,229)	(8,449,340)
International Equity Fund	731,140,388	136,303,698	(28,488,153)	107,815,545
International Hedged Quality Dividend Growth Fund	441,650,038	71,650,077	(11,287,459)	60,362,618
International High Dividend Fund	312,956,259	36,381,610	(21,508,320)	14,873,290
International LargeCap Dividend Fund	367,883,769	56,311,157	(17,601,519)	38,709,638
International MidCap Dividend Fund	200,846,535	42,872,798	(6,114,860)	36,757,938
International Quality Dividend Growth Fund	13,318,615	1,733,194	(111,246)	1,621,948
International SmallCap Dividend Fund	1,447,330,702	371,605,749	(37,901,690)	333,704,059
Japan Hedged Capital Goods Fund	4,933,729	611,531	(153,442)	458,089
Japan Hedged Equity Fund	7,847,475,659	922,227,072	(337,521,758)	584,705,314
Japan Hedged Financials Fund	21,424,578	127,063	(1,551,350)	(1,424,287)
Japan Hedged Health Care Fund	5,355,160	307,193	(460,412)	(153,219)
Japan Hedged Quality Dividend Growth Fund	12,654,223	1,546,320	(349,288)	1,197,032
Japan Hedged Real Estate Fund	4,801,343	296,609	(625,296)	(328,687)
Japan Hedged SmallCap Equity Fund	128,980,761	25,376,480	(1,810,316)	23,566,164
Japan SmallCap Dividend Fund	540,169,033	105,177,084	(8,254,690)	96,922,394
United Kingdom Hedged Equity Fund	14,952,878	622,312	(1,826,754)	(1,204,442)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	213

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement” or “Sub-Advisory Agreement), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 3, 2017, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful

214	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser,

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	215

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

216	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	217

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2017:

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Value Fund (EZY)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large Creation Unit size aggregations of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-0040

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Semi-Annual Report

September 30, 2017

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	22.8%
Information Technology	17.5%
Telecommunication Services	14.4%
Consumer Staples	8.0%
Materials	7.7%
Energy	7.4%
Industrials	6.6%
Utilities	5.5%
Consumer Discretionary	4.7%
Real Estate	3.6%
Health Care	1.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
China Mobile Ltd.	4.5%
Samsung Electronics Co., Ltd.	3.9%
China Construction Bank Corp., Class H	3.3%
Hon Hai Precision Industry Co., Ltd.	2.2%
Commonwealth Bank of Australia	1.9%
Telstra Corp., Ltd.	1.7%
Singapore Telecommunications Ltd.	1.7%
Westpac Banking Corp.	1.6%
CNOOC Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.72%	13.55%	3.28%	3.91%	2.19%	6.85%
Fund Market Price Returns	7.39%	13.63%	3.48%	4.21%	2.20%	6.93%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[2]	7.00%	14.24%	3.68%	4.36%	2.97%	7.70%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	12.50%	20.67%	6.82%	6.71%	2.92%	7.30%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Performance Summary (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	34.5%
Consumer Discretionary	23.6%
Financials	14.4%
Real Estate	8.2%
Health Care	5.6%
Industrials	5.6%
Consumer Staples	4.2%
Materials	2.6%
Utilities	0.7%
Telecommunication Services	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	9.4%
Tencent Holdings Ltd.	8.9%
Baidu, Inc., ADR	6.2%
Ping An Insurance Group Co. of China Ltd., Class A	5.2%
Ping An Insurance Group Co. of China Ltd., Class H	4.7%
JD.com, Inc., ADR	4.1%
Ctrip.com International Ltd., ADR	3.0%
China Minsheng Banking Corp., Ltd., Class A	2.6%
Yum China Holdings, Inc.	2.0%
Geely Automobile Holdings Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.32% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	37.65%	50.69%	16.30%	11.50%	11.41%
Fund Market Price Returns	38.59%	50.84%	16.52%	11.83%	11.42%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	38.00%	51.25%	17.72%	12.42%	12.33%
MSCI China Index	26.78%	33.04%	12.58%	10.96%	10.93%
FTSE China 50 Index	14.91%	20.23%	7.99%	7.91%	7.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.
[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Staples	29.7%
Consumer Discretionary	28.2%
Real Estate	9.2%
Financials	8.9%
Industrials	8.5%
Information Technology	5.6%
Utilities	5.1%
Telecommunication Services	2.7%
Health Care	1.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Ambev S.A.	7.9%
SK Holdings Co., Ltd.	4.8%
Korea Electric Power Corp.	3.4%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	2.8%
Baidu, Inc., ADR	2.6%
Country Garden Holdings Co., Ltd.	1.9%
Samsung C&T Corp.	1.9%
Magnit PJSC, GDR Reg S	1.8%
KT&G Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.32% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.72%	13.35%	2.26%	2.40%
Fund Market Price Returns	13.10%	13.87%	2.47%	2.40%
WisdomTree Emerging Markets Consumer Growth Index	13.11%	14.14%	3.09%	3.15%
MSCI Emerging Markets Index	14.66%	22.46%	4.90%	4.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	33.1%
Financials	17.0%
Consumer Discretionary	13.6%
Consumer Staples	8.8%
Materials	6.5%
Industrials	5.2%
Energy	5.2%
Health Care	3.5%
Telecommunication Services	3.0%
Real Estate	2.9%
Utilities	1.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Tencent Holdings Ltd.	6.7%
Alibaba Group Holding Ltd., ADR	5.5%
Samsung Electronics Co., Ltd.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Naspers Ltd., Class N	2.2%
Baidu, Inc., ADR	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.6%
Lukoil PJSC, ADR	1.3%
Hon Hai Precision Industry Co., Ltd.	1.1%
Reliance Industries Ltd., GDR	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.32% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	19.34%	27.36%	8.62%
Fund Market Price Returns	19.68%	27.98%	9.08%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	19.74%	28.15%	10.29%
MSCI Emerging Markets Index	14.66%	22.46%	6.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	22.1%
Telecommunication Services	14.8%
Energy	13.7%
Materials	13.2%
Information Technology	13.1%
Utilities	8.0%
Industrials	4.6%
Consumer Discretionary	4.5%
Real Estate	3.9%
Consumer Staples	1.3%
Health Care	0.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Gazprom PJSC, ADR	3.7%
Hon Hai Precision Industry Co., Ltd.	3.5%
Lukoil PJSC, ADR	3.4%
China Construction Bank Corp., Class H	2.9%
CNOOC Ltd.	2.4%
MTN Group Ltd.	2.2%
Industrial & Commercial Bank of China Ltd., Class H	2.1%
MMC Norilsk Nickel PJSC, ADR	2.0%
Chunghwa Telecom Co., Ltd.	1.8%
Korea Electric Power Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	8.58%	19.19%	0.32%	-0.41%	2.32%	2.51%
Fund Market Price Returns	8.74%	19.12%	0.69%	-0.27%	2.27%	2.28%
WisdomTree Emerging Markets High Dividend Index	8.84%	20.03%	1.38%	0.57%	3.34%	3.53%
MSCI Emerging Markets Index	14.66%	22.46%	4.90%	3.99%	1.32%	1.84%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	22.1%
Consumer Staples	18.7%
Consumer Discretionary	16.7%
Telecommunication Services	7.1%
Energy	6.7%
Real Estate	6.6%
Industrials	6.0%
Materials	5.7%
Financials	4.9%
Health Care	3.2%
Utilities	2.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Ambev S.A.	4.6%
MMC Norilsk Nickel PJSC, ADR	4.1%
Wal-Mart de Mexico S.A.B. de C.V.	3.5%
China Overseas Land & Investment Ltd.	2.7%
Vodacom Group Ltd.	2.5%
BB Seguridade Participacoes S.A.	2.5%
Tencent Holdings Ltd.	2.4%
Formosa Petrochemical Corp.	2.4%
America Movil S.A.B. de C.V., Series L	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s net and gross annual expense ratios were 0.32% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.61%	15.31%	2.64%	2.84%
Fund Market Price Returns	12.06%	14.02%	2.64%	2.49%
WisdomTree Emerging Markets Quality Dividend Growth Index	12.58%	15.81%	3.48%	3.70%
MSCI Emerging Markets Index	14.66%	22.46%	4.90%	5.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	15.9%
Real Estate	15.9%
Information Technology	15.6%
Industrials	14.0%
Financials	10.3%
Materials	8.6%
Consumer Staples	5.7%
Utilities	5.3%
Health Care	3.7%
Energy	3.2%
Telecommunication Services	1.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Sunac China Holdings Ltd.	2.5%
Guangzhou R&F Properties Co., Ltd., Class H	1.2%
Transmissora Alianca de Energia Eletrica S.A.	1.1%
CIFI Holdings Group Co., Ltd.	0.9%
KWG Property Holding Ltd.	0.9%
Highwealth Construction Corp.	0.7%
Sihuan Pharmaceutical Holdings Group Ltd.	0.7%
Kingboard Laminates Holdings Ltd.	0.7%
Novatek Microelectronics Corp.	0.7%
Smiles S.A.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	12.20%	22.02%	4.87%	4.40%	2.90%
Fund Market Price Returns	12.01%	21.19%	5.23%	4.54%	2.95%
WisdomTree Emerging Markets SmallCap Dividend Index	12.05%	22.23%	5.97%	5.39%	3.99%
MSCI Emerging Markets Small Cap Index	8.41%	14.89%	3.14%	4.60%	1.13%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	20.6%
Consumer Staples	18.6%
Information Technology	18.5%
Health Care	10.4%
Industrials	8.4%
Materials	6.7%
Financials	5.0%
Real Estate	4.0%
Energy	3.7%
Telecommunication Services	2.7%
Utilities	0.9%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Novo Nordisk A/S, Class B	5.2%
British American Tobacco PLC	3.7%
Industria de Diseno Textil S.A.	3.1%
Diageo PLC	3.0%
Deutsche Post AG, Registered Shares	2.6%
Ambev S.A.	2.5%
MMC Norilsk Nickel PJSC, ADR	2.3%
Formosa Petrochemical Corp.	2.0%
Wal-Mart de Mexico S.A.B. de C.V.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	14.27%	17.58%	5.81%	5.22%	2.80%	3.54%
Fund Market Price Returns	14.59%	17.36%	5.92%	5.31%	2.90%	3.61%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[2]	14.59%	18.49%	6.50%	5.90%	3.43%	4.15%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[3]	14.38%	17.68%	6.43%	7.87%	4.31%	5.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.
[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 9/30/17

Industry	% of Net Assets
Real Estate Management & Development	56.2%
Equity Real Estate Investment Trusts (REITs)	43.3%
Media	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.4%
Country Garden Holdings Co., Ltd.	3.2%
Unibail-Rodamco SE	2.5%
China Overseas Land & Investment Ltd.	2.5%
Wharf Holdings Ltd. (The)	2.3%
Henderson Land Development Co., Ltd.	1.9%
Scentre Group	1.9%
Daiwa House Industry Co., Ltd.	1.9%
Link REIT	1.6%
Sunac China Holdings Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	16.18%	17.86%	9.23%	7.75%	1.22%	1.36%
Fund Market Price Returns	16.54%	17.94%	9.51%	7.90%	1.16%	1.28%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	16.25%	18.03%	9.48%	7.96%	1.37%	1.52%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	4.77%	0.83%	2.48%	5.00%	0.33%	-0.35%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.
[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	21.5%
Energy	14.4%
Telecommunication Services	9.4%
Utilities	8.8%
Consumer Discretionary	8.3%
Industrials	7.8%
Consumer Staples	7.4%
Health Care	7.0%
Information Technology	5.7%
Real Estate	5.4%
Materials	4.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Exxon Mobil Corp.	2.7%
AT&T, Inc.	2.7%
Chevron Corp.	2.2%
Verizon Communications, Inc.	2.1%
Pfizer, Inc.	1.8%
Procter & Gamble Co. (The)	1.7%
Philip Morris International, Inc.	1.7%
General Electric Co.	1.7%
Wells Fargo & Co.	1.6%
Coca-Cola Co. (The)	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.94%	14.10%	4.12%	6.54%	1.09%	3.83%
Fund Market Price Returns	6.92%	13.86%	4.29%	6.53%	1.04%	3.77%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[2]	6.92%	14.14%	4.00%	6.65%	1.26%	4.05%
MSCI Europe Value/MSCI AC World Spliced Index[3]	9.68%	18.65%	7.43%	10.20%	2.42%	5.22%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.
[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	24.2%
Energy	18.9%
Information Technology	16.3%
Consumer Discretionary	9.6%
Materials	8.3%
Health Care	6.0%
Industrials	5.6%
Utilities	5.5%
Consumer Staples	4.2%
Telecommunication Services	1.5%
Real Estate	0.4%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Reliance Industries Ltd.	8.3%
Infosys Ltd.	7.1%
Housing Development Finance Corp., Ltd.	6.4%
Tata Consultancy Services Ltd.	3.6%
ICICI Bank Ltd.	2.9%
Oil & Natural Gas Corp., Ltd.	2.6%
Indian Oil Corp., Ltd.	2.2%
HCL Technologies Ltd.	1.9%
Sun Pharmaceutical Industries Ltd.	1.9%
Hindustan Petroleum Corp., Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.63%	17.12%	5.50%	6.77%	0.92%
Fund Market Price Returns	4.87%	17.60%	5.80%	6.97%	0.90%
WisdomTree India Earnings Index	5.88%	19.13%	6.80%	8.08%	2.33%
MSCI India Index	5.95%	14.18%	4.48%	6.57%	1.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	52.2%
Telecommunication Services	26.7%
Industrials	10.3%
Real Estate	7.3%
Utilities	1.3%
Energy	0.9%
Health Care	0.5%
Materials	0.4%
Consumer Discretionary	0.3%
Consumer Staples	0.1%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
National Bank of Kuwait SAKP	8.5%
Mobile Telecommunications Co. KSC	8.1%
Maroc Telecom	7.7%
First Abu Dhabi Bank PJSC	7.4%
Emirates Telecommunications Group Co. PJSC	5.7%
Kuwait Finance House KSCP	4.7%
Industries Qatar QSC	4.0%
Attijariwafa Bank	3.7%
Qatar National Bank QPSC	3.3%
Agility Public Warehousing Co. KSC	3.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.05%	6.90%	-6.01%	7.56%	0.31%
Fund Market Price Returns	1.84%	6.31%	-6.57%	7.51%	0.00%
WisdomTree Middle East Dividend Index	2.54%	9.64%	-4.50%	8.52%	1.70%
MSCI Arabian Markets ex-Saudi Arabia Index	-0.23%	3.87%	-7.43%	3.62%	-3.73%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (concluded)

its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/17 to 9/30/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio Based on the Period 4/1/17 to 9/30/17	Expenses Paid During the Period† 4/1/17 to 9/30/17
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,067.20	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree China ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,376.50	0.38%[1]	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%[1]	$1.93
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,127.20	0.46%[1]	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	0.46%[1]	$2.33
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,193.40	0.36%[1]	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	0.36%[1]	$1.83
WisdomTree Emerging Markets High Dividend Fund
Actual	$1,000.00	$1,085.80	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets Quality Dividend Growth Fund
Actual	$1,000.00	$1,126.10	0.47%[1]	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%[1]	$2.38
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,122.00	0.63%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,142.70	0.58%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,161.80	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global High Dividend Fund
Actual	$1,000.00	$1,069.40	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree India Earnings Fund (consolidated)
Actual	$1,000.00	$1,046.30	0.84%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.84%	$4.26
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,020.50	0.88%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% effective June 30, 2017 through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 18.0%
AGL Energy Ltd.	11,341	$207,963
Amcor Ltd.	17,251	205,882
AMP Ltd.	22,358	84,734
Aurizon Holdings Ltd.	37,769	145,214
Australia & New Zealand Banking Group Ltd.	25,367	589,165
BHP Billiton Ltd.	23,083	466,929
Brambles Ltd.	15,893	112,234
Caltex Australia Ltd.	4,146	104,426
CIMIC Group Ltd.	4,093	141,984
Coca-Cola Amatil Ltd.	13,326	80,827
Commonwealth Bank of Australia	13,596	802,774
Crown Resorts Ltd.	16,048	142,416
CSL Ltd.	2,914	306,295
Fortescue Metals Group Ltd.	33,553	135,323
Insurance Australia Group Ltd.	15,347	76,708
Macquarie Group Ltd.	2,489	177,566
National Australia Bank Ltd.	25,919	640,626
QBE Insurance Group Ltd.	9,122	71,647
Ramsay Health Care Ltd.	1,715	83,809
REA Group Ltd.	1,320	69,394
Rio Tinto Ltd.	7,279	379,984
Sonic Healthcare Ltd.	6,147	100,854
Suncorp Group Ltd.	6,564	67,213
Telstra Corp., Ltd.	267,199	731,705
Treasury Wine Estates Ltd.	5,817	62,485
Wesfarmers Ltd.	16,917	548,611
Westpac Banking Corp.	28,502	713,862
Woodside Petroleum Ltd.	10,303	235,252
Woolworths Ltd.	15,260	301,858

Total Australia		7,787,740
China – 20.8%
AAC Technologies Holdings, Inc.	7,500	125,981
Agricultural Bank of China Ltd. Class H	208,000	93,205
ANTA Sports Products Ltd.	32,000	134,585
Bank of China Ltd. Class H	613,255	302,282
Bank of Communications Co., Ltd. Class H	243,955	178,031
Beijing Enterprises Holdings Ltd.	11,000	59,150
China CITIC Bank Corp., Ltd. Class H	84,000	53,342
China Construction Bank Corp. Class H	1,737,100	1,441,152
China Life Insurance Co., Ltd. Class H	34,396	102,386
China Merchants Bank Co., Ltd. Class H	30,904	108,609
China Merchants Port Holdings Co., Ltd.	39,238	121,069
China Minsheng Banking Corp., Ltd. Class H	59,000	54,085
China Mobile Ltd.	193,234	1,958,143
China Overseas Land & Investment Ltd.	47,065	153,053
China Pacific Insurance Group Co., Ltd. Class H	20,200	87,026
China Petroleum & Chemical Corp. Class H	262,261	196,426
China Resources Land Ltd.	38,000	116,276
China Resources Power Holdings Co., Ltd.	96,218	173,694
China Shenhua Energy Co., Ltd. Class H	35,736	84,002
China State Construction International Holdings Ltd.	46,000	67,021
China Telecom Corp., Ltd. Class H	143,038	73,252
CITIC Ltd.	263,000	388,572
CNOOC Ltd.	524,561	676,966
Country Garden Holdings Co., Ltd.	123,000	195,586
Dali Foods Group Co., Ltd.(a)(b)	149,500	107,186
Fosun International Ltd.	51,500	108,529
Guangdong Investment Ltd.	78,000	111,247
Hengan International Group Co., Ltd.	16,000	148,105
Industrial & Commercial Bank of China Ltd. Class H	648,270	481,387
Lenovo Group Ltd.	193,000	106,499
PetroChina Co., Ltd. Class H	124,919	79,167
Ping An Insurance Group Co. of China Ltd. Class H	22,646	173,816
Shenzhou International Group Holdings Ltd.	11,000	86,189
Sun Art Retail Group Ltd.	116,725	108,346
Tencent Holdings Ltd.	8,100	348,653
Want Want China Holdings Ltd.	136,000	95,592
WH Group Ltd.(b)	112,000	119,016

Total China		9,017,626
Hong Kong – 7.7%
AIA Group Ltd.	26,925	198,559
BOC Hong Kong Holdings Ltd.	64,389	312,848
Chow Tai Fook Jewellery Group Ltd.	95,400	114,445
CLP Holdings Ltd.	32,104	329,026
Galaxy Entertainment Group Ltd.	19,000	133,791
Hang Lung Properties Ltd.	41,000	97,321
Hang Seng Bank Ltd.	11,703	285,282
Henderson Land Development Co., Ltd.	20,476	135,664
Hong Kong & China Gas Co., Ltd.	130,314	244,922
Hong Kong Exchanges & Clearing Ltd.	5,835	156,881
I-CABLE Communications Ltd.*	5,366	175
MTR Corp., Ltd.	54,265	316,807
New World Development Co., Ltd.	77,409	111,197
Power Assets Holdings Ltd.	31,079	269,181
Sino Land Co., Ltd.	18,924	33,241
Sun Hung Kai Properties Ltd.	14,534	236,133
Swire Pacific Ltd. Class A	9,500	92,194
Swire Properties Ltd.	34,600	117,390
Wharf Holdings Ltd. (The)	19,350	172,425

Total Hong Kong		3,357,482
India – 3.8%
Ambuja Cements Ltd.	10,157	41,432
Asian Paints Ltd.	2,045	35,431
Axis Bank Ltd. GDR Reg S	1,484	57,282
Bajaj Auto Ltd.	489	23,278
Bharat Petroleum Corp., Ltd.	4,942	35,658
Bharti Airtel Ltd.	8,369	49,898
Bharti Infratel Ltd.	3,406	20,774
Coal India Ltd.	34,897	144,701
Dr Reddy’s Laboratories Ltd. ADR	621	22,157
GAIL India Ltd. GDR Reg S	324	12,458
HCL Technologies Ltd.	6,584	88,176
Hero MotoCorp Ltd.	662	38,254
Hindustan Unilever Ltd.	6,625	119,061

See Notes to Financial Statements.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2017

Investments	Shares	Value
IndusInd Bank Ltd.	1,199	$30,878
Infosys Ltd.	440	6,062
Infosys Ltd. ADR	13,760	200,758
ITC Ltd.	19,871	78,577
Larsen & Toubro Ltd. GDR Reg S	3,160	55,774
Lupin Ltd.	1,380	21,423
NTPC Ltd.	14,858	38,089
Oil & Natural Gas Corp., Ltd.	33,625	88,001
Reliance Industries Ltd. GDR(b)	4,776	113,908
State Bank of India GDR Reg S	406	15,590
Tata Consultancy Services Ltd.	3,508	130,822
Tech Mahindra Ltd.	6,101	42,764
Wipro Ltd.	9,174	39,360
Yes Bank Ltd.	9,025	48,358
Zee Entertainment Enterprises Ltd.	4,266	33,967

Total India		1,632,891
Indonesia – 3.5%
Astra International Tbk PT	315,161	184,852
Bank Central Asia Tbk PT	95,075	143,294
Bank Mandiri Persero Tbk PT	229,448	114,562
Bank Rakyat Indonesia Persero Tbk PT	97,300	110,347
Gudang Garam Tbk PT	26,500	129,460
Hanjaya Mandala Sampoerna Tbk PT	1,234,700	353,845
Telekomunikasi Indonesia Persero Tbk PT	878,100	305,109
Unilever Indonesia Tbk PT	51,535	187,388

Total Indonesia		1,528,857
Malaysia – 4.0%
Axiata Group Bhd	114,700	142,339
DiGi.Com Bhd	128,800	149,466
Genting Malaysia Bhd	30,040	38,275
IOI Corp. Bhd	67,900	73,006
Kuala Lumpur Kepong Bhd	13,300	77,359
Malayan Banking Bhd	93,794	211,689
Maxis Bhd	101,700	139,694
MISC Bhd	59,200	102,347
Petronas Chemicals Group Bhd	78,308	135,196
Petronas Gas Bhd	24,600	104,284
Public Bank Bhd	29,190	141,301
Sime Darby Bhd	77,000	164,485
Telekom Malaysia Bhd	62,900	96,827
Tenaga Nasional Bhd	49,100	166,516

Total Malaysia		1,742,784
New Zealand – 0.2%
Auckland International Airport Ltd.	17,107	79,641
Philippines – 1.7%
Aboitiz Power Corp.	122,600	103,415
Globe Telecom, Inc.	2,310	93,219
Manila Electric Co.	22,560	125,680
PLDT, Inc.	5,365	176,160
SM Investments Corp.	9,064	157,551
Universal Robina Corp.	21,160	63,647

Total Philippines		719,672
Singapore – 5.1%
CapitaLand Ltd.	43,900	115,734
DBS Group Holdings Ltd.	15,617	239,439
Jardine Cycle & Carriage Ltd.	3,578	103,655
Keppel Corp., Ltd.	34,584	165,286
Oversea-Chinese Banking Corp., Ltd.	29,101	239,160
Singapore Airlines Ltd.	18,757	138,680
Singapore Technologies Engineering Ltd.	53,425	135,338
Singapore Telecommunications Ltd.	269,077	729,190
United Overseas Bank Ltd.	11,398	197,248
Wilmar International Ltd.	61,100	143,082

Total Singapore		2,206,812
South Korea – 12.0%
Coway Co., Ltd.	1,145	93,971
Hanon Systems	6,630	72,937
Hyundai Motor Co.	2,593	340,722
Kangwon Land, Inc.	3,531	107,901
Kia Motors Corp.	4,182	115,563
Korea Electric Power Corp.	14,520	494,417
KT&G Corp.	1,617	148,944
LG Chem Ltd.	583	199,534
LG Corp.	1,859	130,821
LG Display Co., Ltd.	3,192	85,140
LG Household & Health Care Ltd.	74	60,474
NCSoft Corp.	213	86,383
POSCO	1,146	317,180
S-Oil Corp.	1,246	138,704
Samsung Electronics Co., Ltd.	764	1,710,303
Samsung Life Insurance Co., Ltd.	806	79,520
Shinhan Financial Group Co., Ltd.	2,723	119,585
SK Holdings Co., Ltd.	493	123,966
SK Hynix, Inc.	3,882	280,978
SK Innovation Co., Ltd.	1,112	193,206
SK Telecom Co., Ltd.	443	98,629
SK Telecom Co., Ltd. ADR	8,264	203,212

Total South Korea		5,202,090
Taiwan – 17.8%
Advanced Semiconductor Engineering, Inc.	119,053	145,656
Asustek Computer, Inc.	12,740	104,822
Catcher Technology Co., Ltd.	10,000	93,161
Cathay Financial Holding Co., Ltd.	84,614	134,494
Cheng Shin Rubber Industry Co., Ltd.	57,948	115,995
China Steel Corp.	175,078	140,587
Chunghwa Telecom Co., Ltd.	137,436	473,620
CTBC Financial Holding Co., Ltd.	139,389	87,337
Delta Electronics, Inc.	32,415	166,757
Far EasTone Telecommunications Co., Ltd.	56,000	133,149
First Financial Holding Co., Ltd.	97,619	62,613
Formosa Chemicals & Fibre Corp.	86,685	263,565
Formosa Petrochemical Corp.	145,511	501,448
Formosa Plastics Corp.	107,444	325,266
Fubon Financial Holding Co., Ltd.	65,803	102,641
Hon Hai Precision Industry Co., Ltd.	270,532	936,745

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2017

Investments	Shares	Value
Hotai Motor Co., Ltd.	7,000	$80,679
Largan Precision Co., Ltd.	1,000	175,768
MediaTek, Inc.	27,000	253,314
Mega Financial Holding Co., Ltd.	137,827	107,720
Nan Ya Plastics Corp.	153,537	378,222
Pegatron Corp.	56,000	145,337
President Chain Store Corp.	11,000	92,682
Quanta Computer, Inc.	74,000	170,334
Taiwan Mobile Co., Ltd.	65,100	231,856
Taiwan Semiconductor Manufacturing Co., Ltd.	300,241	2,143,589
Uni-President Enterprises Corp.	71,346	149,402

Total Taiwan		7,716,759
Thailand – 5.0%
Advanced Info Service PCL	47,800	273,757
Advanced Info Service PCL NVDR	28,800	164,942
Airports of Thailand PCL NVDR	78,740	139,300
Bangkok Bank PCL NVDR	20,500	114,640
Bangkok Dusit Medical Services PCL NVDR	132,700	81,570
Charoen Pokphand Foods PCL NVDR	96,100	77,082
CP ALL PCL	61,800	121,840
Kasikornbank PCL NVDR	15,300	94,965
Krung Thai Bank PCL NVDR	163,900	92,393
PTT Exploration & Production PCL	58,913	158,102
PTT Global Chemical PCL	71,994	166,223
PTT PCL	29,000	354,783
PTT PCL NVDR	6,800	83,190
Siam Cement PCL (The) NVDR	9,371	140,495
Siam Commercial Bank PCL (The)	21,300	97,718

Total Thailand		2,161,000
TOTAL COMMON STOCKS (Cost: $39,239,659)		43,153,354
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c)
(Cost: $57,233)	1,973	62,367
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $35,475)(e)	35,475	35,475
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $39,332,367)		43,251,196
Other Assets less Liabilities – 0.2%		86,488

NET ASSETS – 100.0%		$43,337,684
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $125,879 and the total market value of the collateral held by the Fund was $132,927. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $97,452.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	10/3/2017	5,010	USD	6,800	SGD	$3	$—
State Street Bank and Trust	10/2/2017	2,741	USD	140,000	PHP	—	(15)
State Street Bank and Trust	10/2/2017	7,512	USD	250,000	THB	16	—
						$19	$(15)

CURRENCY LEGEND
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
USD	U.S. dollar

See Notes to Financial Statements.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
China – 97.5%
Air Freight & Logistics – 0.5%
ZTO Express Cayman, Inc. ADR*(a)	15,860	$222,674
Auto Components – 1.6%
Fuyao Glass Industry Group Co., Ltd. Class A	61,700	235,428
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	20,400	74,040
Minth Group Ltd.	44,000	230,389
Xinyi Glass Holdings Ltd.*	180,000	177,900

Total Auto Components		717,757
Automobiles – 3.9%
BYD Co., Ltd. Class A	22,500	230,042
BYD Co., Ltd. Class H(a)	44,000	408,109
Geely Automobile Holdings Ltd.	315,000	887,193
Great Wall Motor Co., Ltd. Class H(a)	182,500	224,295

Total Automobiles		1,749,639
Banks – 3.7%
China Minsheng Banking Corp., Ltd. Class A	987,130	1,185,094
China Minsheng Banking Corp., Ltd. Class H	66,000	60,498
Ping An Bank Co., Ltd. Class A	251,800	418,768

Total Banks		1,664,360
Biotechnology – 0.4%
3SBio, Inc.*(a)(b)	46,500	74,532
China Biologic Products Holdings, Inc.*	1,154	106,480

Total Biotechnology		181,012
Capital Markets – 0.8%
Anxin Trust Co., Ltd. Class A	48,400	91,652
Pacific Securities Co., Ltd. (The) Class A	244,500	152,256
Sinolink Securities Co., Ltd. Class A	73,400	128,884

Total Capital Markets		372,792
Chemicals – 1.4%
Huabao International Holdings Ltd.	91,000	56,269
Kangde Xin Composite Material Group Co., Ltd. Class A	82,600	262,256
Tianqi Lithium Corp. Class A	17,600	185,187
Zhejiang Longsheng Group Co., Ltd. Class A	87,000	133,750

Total Chemicals		637,462
Commercial Services & Supplies – 0.3%
Beijing Originwater Technology Co., Ltd. Class A	47,300	127,520
Communications Equipment – 1.3%
BYD Electronic International Co., Ltd.	20,000	59,146
Hengtong Optic-electric Co., Ltd. Class A	22,400	115,382
Shenzhen Sunway Communication Co., Ltd. Class A	13,300	83,619
ZTE Corp. Class A*	50,000	211,817
ZTE Corp. Class H*	40,400	132,147

Total Communications Equipment		602,111
Diversified Consumer Services – 2.9%
New Oriental Education & Technology Group, Inc. ADR	7,643	674,571
TAL Education Group ADR	18,554	625,456

Total Diversified Consumer Services		1,300,027
Diversified Telecommunication Services – 0.4%
Dr Peng Telecom & Media Group Co., Ltd. Class A	59,192	175,707
Electrical Equipment – 1.4%
Fangda Carbon New Material Co., Ltd. Class A	29,400	134,450
Jiangsu Zhongtian Technology Co., Ltd. Class A	77,200	165,141
Luxshare Precision Industry Co., Ltd. Class A	33,800	104,532
TBEA Co., Ltd. Class A	137,562	203,245

Total Electrical Equipment		607,368
Electronic Equipment, Instruments & Components – 2.8%
AAC Technologies Holdings, Inc.	25,500	428,311
Chaozhou Three-Circle Group Co., Ltd. Class A	29,300	107,853
GoerTek, Inc. Class A	39,200	118,768
Shenzhen O-film Tech Co., Ltd. Class A	34,500	109,434
Sunny Optical Technology Group Co., Ltd.	25,000	397,509
Zhejiang Dahua Technology Co., Ltd. Class A	23,300	83,953

Total Electronic Equipment, Instruments & Components		1,245,828
Food & Staples Retailing – 0.6%
Sun Art Retail Group Ltd.	135,000	125,302
Yonghui Superstores Co., Ltd. Class A	120,000	143,706

Total Food & Staples Retailing		269,008
Food Products – 2.6%
China Huishan Dairy Holdings Co., Ltd.*†	106,000	0
Dali Foods Group Co., Ltd.(a)(b)	172,000	123,311
Henan Shuanghui Investment & Development Co., Ltd. Class A	32,300	120,394
Tingyi Cayman Islands Holding Corp.	128,000	192,709
Uni-President China Holdings Ltd.	50,000	49,225
Want Want China Holdings Ltd.	367,000	257,943
WH Group Ltd.(b)	401,000	426,096

Total Food Products		1,169,678
Gas Utilities – 0.7%
ENN Energy Holdings Ltd.	45,000	326,072
Health Care Equipment & Supplies – 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	168,000	118,938
Hotels, Restaurants & Leisure – 0.7%
China Lodging Group Ltd. ADR*	1,599	189,993
MGM China Holdings Ltd.(a)	46,000	110,243

Total Hotels, Restaurants & Leisure		300,236
Household Durables – 2.1%
Midea Group Co., Ltd. Class A	130,400	862,592
Skyworth Digital Holdings Ltd.	8,000	4,087
Suofeiya Home Collection Co., Ltd. Class A	13,900	78,652

Total Household Durables		945,331
Industrial Conglomerates – 0.6%
Fosun International Ltd.	138,000	290,800
Insurance – 9.9%
Ping An Insurance Group Co. of China Ltd. Class A	285,400	2,313,858

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2017

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	277,000	$2,125,954

Total Insurance		4,439,812
Internet & Catalog Retail – 7.5%
Ctrip.com International Ltd. ADR*	25,709	1,355,893
JD.com, Inc. ADR*	47,757	1,824,317
Vipshop Holdings Ltd. ADR*	22,322	196,210

Total Internet & Catalog Retail		3,376,420
Internet Software & Services – 28.6%
58.com, Inc. ADR*	3,784	238,922
Alibaba Group Holding Ltd. ADR*	24,334	4,202,725
Autohome, Inc. ADR*	2,648	159,092
Baidu, Inc. ADR*	11,170	2,766,697
Bitauto Holdings Ltd. ADR*(a)	1,944	86,858
East Money Information Co., Ltd. Class A	38,800	80,326
Momo, Inc. ADR*	1,818	56,976
NetEase, Inc. ADR	2,960	780,878
Sohu.com, Inc.*	1,018	55,430
Tencent Holdings Ltd.	93,100	4,007,121
Weibo Corp. ADR*	2,299	227,463
YY, Inc. ADR*	1,776	154,121

Total Internet Software & Services		12,816,609
IT Services – 0.1%
Chinasoft International Ltd.*	90,000	49,890
Machinery – 2.1%
China Conch Venture Holdings Ltd.	129,863	252,705
Haitian International Holdings Ltd.	45,000	129,334
Han’s Laser Technology Industry Group Co., Ltd. Class A	29,000	189,273
Sany Heavy Industry Co., Ltd. Class A	93,000	106,500
Shenzhen Inovance Technology Co., Ltd. Class A	29,800	128,919
Zhengzhou Yutong Bus Co., Ltd. Class A	41,500	152,823

Total Machinery		959,554
Marine – 0.2%
SITC International Holdings Co., Ltd.	95,000	86,108
Media – 0.5%
Alibaba Pictures Group Ltd.*(a)	850,000	136,024
China Media Group Class A	66,100	99,739

Total Media		235,763
Metals & Mining – 0.7%
GEM Co., Ltd. Class A	94,900	123,023
Jiangxi Ganfeng Lithium Co., Ltd. Class A	14,000	182,956

Total Metals & Mining		305,979
Multiline Retail – 0.2%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	13,400	77,267
Paper & Forest Products – 0.5%
Nine Dragons Paper Holdings Ltd.	107,000	210,407
Personal Products – 0.9%
Hengan International Group Co., Ltd.	46,000	425,776
Pharmaceuticals – 5.0%
China Medical System Holdings Ltd.	74,000	129,220
CSPC Pharmaceutical Group Ltd.	324,000	542,547
Jiangsu Hengrui Medicine Co., Ltd. Class A	40,820	366,508
Kangmei Pharmaceutical Co., Ltd. Class A	94,200	283,151
Luye Pharma Group Ltd.(a)	80,607	47,057
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	32,200	164,801
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	23,000	95,402
Sihuan Pharmaceutical Holdings Group Ltd.	324,000	117,801
Sino Biopharmaceutical Ltd.	302,000	319,354
Tasly Pharmaceutical Group Co., Ltd. Class A	11,900	62,704
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	36,292	104,688

Total Pharmaceuticals		2,233,233
Professional Services – 0.4%
51job, Inc. ADR*	806	48,852
Beijing Orient Landscape & Environment Co., Ltd. Class A	36,100	113,537

Total Professional Services		162,389
Real Estate Management & Development – 8.2%
Agile Group Holdings Ltd.	46,000	67,135
China Evergrande Group*(a)	254,000	886,105
China Fortune Land Development Co., Ltd. Class A	24,700	114,916
CIFI Holdings Group Co., Ltd.	156,000	86,876
Country Garden Holdings Co., Ltd.	507,000	806,148
Guangzhou R&F Properties Co., Ltd. Class H	107,200	248,404
KWG Property Holding Ltd.	90,000	96,209
Logan Property Holdings Co., Ltd.(a)	10,000	10,318
Longfor Properties Co., Ltd.	102,000	257,248
Red Star Macalline Group Corp., Ltd. Class H(b)	69,800	86,679
Shimao Property Holdings Ltd.	57,000	123,615
SOHO China Ltd.*	12,000	6,867
Sunac China Holdings Ltd.(a)	159,000	727,710
Zall Group Ltd.*(a)	178,000	123,966
Zhongtian Financial Group Co., Ltd. Class A†	49,100	54,022

Total Real Estate Management & Development		3,696,218
Semiconductors & Semiconductor Equipment – 0.8%
GCL-Poly Energy Holdings Ltd.*(a)	478,000	65,478
Hanergy Thin Film Power Group Ltd.*†	502,000	0
LONGi Green Energy Technology Co., Ltd. Class A	22,600	99,632
Sanan Optoelectronics Co., Ltd. Class A	43,740	151,250
Xinyi Solar Holdings Ltd.(a)	140,000	49,826

Total Semiconductors & Semiconductor Equipment		366,186
Software – 0.7%
Hundsun Technologies, Inc. Class A	6,900	52,719
Iflytek Co., Ltd. Class A	18,200	146,165
Kingsoft Corp., Ltd.	42,000	97,860

Total Software		296,744
Specialty Retail – 0.5%
GOME Retail Holdings Ltd.(a)	42,000	4,732

See Notes to Financial Statements.

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2017

Investments	Shares	Value
Suning Commerce Group Co., Ltd. Class A	76,900	$150,800
Zhongsheng Group Holdings Ltd.	25,500	55,236

Total Specialty Retail		210,768
Technology Hardware, Storage & Peripherals – 0.2%
Meitu, Inc.*(a)(b)	58,000	82,421
Textiles, Apparel & Luxury Goods – 1.5%
ANTA Sports Products Ltd.	68,000	285,976
Li Ning Co., Ltd.*	88,000	78,411
Shenzhou International Group Holdings Ltd.	42,000	329,068

Total Textiles, Apparel & Luxury Goods		693,455
Total China		43,749,319
Hong Kong – 0.3%
Auto Components – 0.1%
China First Capital Group Ltd.*	140,000	56,099
Electrical Equipment – 0.1%
China High Speed Transmission Equipment Group Co., Ltd.(a)	28,000	35,918
Electronic Equipment, Instruments & Components – 0.1%
Kingboard Laminates Holdings Ltd.	23,000	37,160
Total Hong Kong		129,177
United States – 2.0%
Hotels, Restaurants & Leisure – 2.0%
Yum China Holdings, Inc.*	22,717	907,998
TOTAL COMMON STOCKS (Cost: $39,418,485)		44,786,494
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
United States – 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $1,645,577)(d)	1,645,577	1,645,577
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $41,064,062)		46,432,071
Other Assets less Liabilities – (3.5)%		(1,569,190)

NET ASSETS – 100.0%		$44,862,881
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $54,022, which represents 0.12% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $2,584,651 and the total market value of the collateral held by the Fund was $2,738,594. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,093,017.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 18.3%
Ambev S.A.	433,518	$2,883,587
Arezzo Industria e Comercio S.A.	5,079	80,284
BB Seguridade Participacoes S.A.	46,842	423,972
Cia Hering	14,414	129,642
Cielo S.A.	55,368	384,739
CVC Brasil Operadora e Agencia de Viagens S.A.	8,469	109,639
Direcional Engenharia S.A.*	14,633	27,016
Engie Brasil Energia S.A.	14,309	163,983
Estacio Participacoes S.A.	11,552	113,177
GAEC Educacao S.A.	8,465	61,819
Grendene S.A.	16,159	136,551
Guararapes Confeccoes S.A.	880	41,731
Hypermarcas S.A.	35,824	364,679
Kroton Educacional S.A.	81,541	516,857
Lojas Renner S.A.	23,913	272,609
M. Dias Branco S.A.	11,784	185,152
MRV Engenharia e Participacoes S.A.	45,837	199,395
Multiplus S.A.	6,460	79,853
Natura Cosmeticos S.A.	7,396	72,951
Ser Educacional S.A.(a)	11,308	111,537
Smiles S.A.	7,212	183,495
Transmissora Alianca de Energia Eletrica S.A.	13,446	94,581

Total Brazil		6,637,249
Chile – 0.1%
Forus S.A.	6,619	27,753
China – 27.2%
ANTA Sports Products Ltd.	35,000	147,202
Autohome, Inc. ADR*	913	54,853
BAIC Motor Corp., Ltd. Class H(a)(b)	187,000	177,407
Baidu, Inc. ADR*	3,809	943,451
Boer Power Holdings Ltd.*	7,000	1,837
Boyaa Interactive International Ltd.*(b)	1,000	399
BYD Co., Ltd. Class H(b)	30,500	282,910
CGN Power Co., Ltd. Class H(a)	500,000	138,272
Chaowei Power Holdings Ltd.	16,000	9,259
China Aoyuan Property Group Ltd.	56,000	31,260
China Conch Venture Holdings Ltd.	16,500	32,110
China Harmony New Energy Auto Holding Ltd.*(b)	63,500	36,910
China Jinmao Holdings Group Ltd.	284,000	142,896
China Lesso Group Holdings Ltd.	54,000	36,849
China Lilang Ltd.	50,000	41,674
China Medical System Holdings Ltd.	19,000	33,180
China Pacific Insurance Group Co., Ltd. Class H	99,600	429,096
China Shengmu Organic Milk Ltd.*(a)(b)	78,000	13,881
China Singyes Solar Technologies Holdings Ltd.*(b)	10,000	3,342
China South City Holdings Ltd.	390,000	111,347
China Yongda Automobiles Services Holdings Ltd.(b)	56,000	75,568
China ZhengTong Auto Services Holdings Ltd.	86,000	93,369
CIFI Holdings Group Co., Ltd.	154,000	85,767
Country Garden Holdings Co., Ltd.	439,000	698,065
Future Land Development Holdings Ltd.	132,000	64,896
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	54,000	196,000
Geely Automobile Holdings Ltd.	117,000	329,548
Golden Eagle Retail Group Ltd.	6,000	7,060
Great Wall Motor Co., Ltd. Class H(b)	334,000	410,514
Guangzhou Automobile Group Co., Ltd. Class H	198,000	458,325
Guorui Properties Ltd.	97,000	33,158
Health and Happiness H&H International Holdings Ltd.*(b)	5,500	26,864
Hengan International Group Co., Ltd.	18,500	171,246
Hisense Kelon Electrical Holdings Co., Ltd. Class H	40,000	43,786
Huaneng Renewables Corp., Ltd. Class H	280,000	92,488
Jiangnan Group Ltd.(b)	20,000	1,191
Jiangsu Expressway Co., Ltd. Class H	42,000	64,312
KWG Property Holding Ltd.	145,500	155,546
Livzon Pharmaceutical Group, Inc. Class H	3,170	18,345
Logan Property Holdings Co., Ltd.(b)	162,000	167,171
Longfor Properties Co., Ltd.	150,000	378,327
MGM China Holdings Ltd.(b)	69,600	166,811
Minth Group Ltd.	18,000	94,255
NetEase, Inc. ADR	1,018	268,559
New China Life Insurance Co., Ltd. Class H	31,200	176,358
New Oriental Education & Technology Group, Inc. ADR	1,406	124,094
PICC Property & Casualty Co., Ltd. Class H	254,000	448,119
Ping An Insurance Group Co. of China Ltd. Class H	131,500	1,009,311
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	24,478	101,539
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	82,000	30,655
Shenguan Holdings Group Ltd.*	42,000	2,232
Shimao Property Holdings Ltd.	106,500	230,979
Sihuan Pharmaceutical Holdings Group Ltd.	176,000	63,994
Sinopec Engineering Group Co., Ltd. Class H	106,500	93,946
Sinopharm Group Co., Ltd. Class H	22,000	96,893
TAL Education Group ADR	1,630	54,947
Tianneng Power International Ltd.	48,000	49,593
Times Property Holdings Ltd.(b)	68,000	69,822
TravelSky Technology Ltd. Class H	36,000	93,794
Tsingtao Brewery Co., Ltd. Class H	10,000	38,281
Vipshop Holdings Ltd. ADR*	4,741	41,673
Want Want China Holdings Ltd.	269,000	189,075
Xinhua Winshare Publishing and Media Co., Ltd. Class H	61,000	49,983
Xinyi Solar Holdings Ltd.(b)	78,000	27,762
XTEP International Holdings Ltd.	68,000	23,419
YY, Inc. ADR*	320	27,770
Zhuzhou CRRC Times Electric Co., Ltd. Class H	13,500	75,617

Total China		9,889,162
Hong Kong – 0.5%
Chow Tai Fook Jewellery Group Ltd.	150,000	179,945
India – 4.3%
Apollo Tyres Ltd.	37,891	142,555
Bajaj Auto Ltd.	9,805	466,743
Ceat Ltd.	1,711	44,912

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2017

Investments	Shares	Value
Dabur India Ltd.	32,796	$153,135
Hero MotoCorp Ltd.	6,349	366,880
JSW Energy Ltd.	75,490	85,233
Jubilant Foodworks Ltd.	1,610	34,284
Kaveri Seed Co., Ltd.	3,597	28,484
Kwality Ltd.	8,183	12,296
Sun TV Network Ltd.	12,445	145,189
Zee Entertainment Enterprises Ltd.	12,820	102,077

Total India		1,581,788
Indonesia – 4.1%
Ace Hardware Indonesia Tbk PT	366,700	33,079
Blue Bird Tbk PT	89,100	32,282
Gudang Garam Tbk PT	79,200	386,915
Hanjaya Mandala Sampoerna Tbk PT	1,388,900	398,037
Media Nusantara Citra Tbk PT	296,900	29,097
Sri Rejeki Isman Tbk PT	2,120,800	54,795
Surya Citra Media Tbk PT	369,400	60,063
Tiphone Mobile Indonesia Tbk PT	441,600	36,721
Tower Bersama Infrastructure Tbk PT	96,600	47,156
Unilever Indonesia Tbk PT	112,600	409,428

Total Indonesia		1,487,573
Malaysia – 1.4%
Astro Malaysia Holdings Bhd	141,400	94,434
Berjaya Sports Toto Bhd	131,400	76,864
Bermaz Auto Bhd	75,300	37,628
British American Tobacco Malaysia Bhd	6,700	69,404
Carlsberg Brewery Malaysia Bhd	20,400	71,696
Dutch Lady Milk Industries Bhd	2,000	28,590
Lingkaran Trans Kota Holdings Bhd	8,200	11,263
Mitrajaya Holdings Bhd	16,700	4,153
Nestle Malaysia Bhd	3,300	66,273
Padini Holdings Bhd	32,000	34,482

Total Malaysia		494,787
Mexico – 6.7%
Coca-Cola Femsa S.A.B. de C.V. Series L	43,321	335,680
El Puerto de Liverpool S.A.B. de C.V. Class C1(b)	28,448	230,288
Grupo Lala S.A.B. de C.V.	65,461	111,029
Industrias Bachoco S.A.B. de C.V. Series B	36,426	203,661
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	62,672	127,868
Megacable Holdings S.A.B. de C.V. Series CPO	47,495	198,122
Unifin Financiera S.A.B. de C.V. SOFOM ENR	16,085	54,316
Wal-Mart de Mexico S.A.B. de C.V.	520,532	1,195,324

Total Mexico		2,456,288
Philippines – 1.2%
Cebu Air, Inc.	19,710	42,563
DMCI Holdings, Inc.	412,900	126,797
Universal Robina Corp.	61,390	184,655
Vista Land & Lifescapes, Inc.	678,600	84,960

Total Philippines		438,975
Poland – 0.4%
CCC S.A.	1,685	127,625
Eurocash S.A.	3,685	39,055

Total Poland		166,680
Russia – 3.7%
Magnit PJSC GDR Reg S	16,311	667,935
MegaFon PJSC GDR Reg S	18,466	212,174
Mobile TeleSystems PJSC ADR	43,640	455,602

Total Russia		1,335,711
South Africa – 5.8%
Astral Foods Ltd.	3,984	50,773
AVI Ltd.	12,477	90,465
City Lodge Hotels Ltd.	3,844	39,572
Clicks Group Ltd.	12,592	147,374
Foschini Group Ltd. (The)	13,721	137,947
Hyprop Investments Ltd.	5,610	43,924
Imperial Holdings Ltd.	10,216	144,685
Lewis Group Ltd.	12,027	26,722
Massmart Holdings Ltd.	3,586	29,628
Metair Investments Ltd.	23,795	32,056
Mr. Price Group Ltd.	11,933	159,113
Murray & Roberts Holdings Ltd.	39,147	46,388
Pick n Pay Stores Ltd.	21,429	91,429
Resilient REIT Ltd.	16,402	161,657
RMB Holdings Ltd.	59,941	281,892
Shoprite Holdings Ltd.	14,336	219,661
SPAR Group Ltd. (The)	9,211	113,977
Truworths International Ltd.	20,780	118,886
Woolworths Holdings Ltd.	37,220	165,088

Total South Africa		2,101,237
South Korea – 16.5%
Amorepacific Corp.	1,272	288,195
Com2uS Corp.	497	54,241
Dongwon Development Co., Ltd.	7,096	34,075
Gamevil, Inc.*	473	27,215
Grand Korea Leisure Co., Ltd.	2,380	49,248
Hansae Yes24 Holdings Co., Ltd.	3,992	31,647
Hanssem Co., Ltd.	495	65,476
Hy-Lok Corp.	1,016	18,717
Hyundai Wia Corp.	1,976	112,658
Kangwon Land, Inc.	8,812	269,280
Korea Electric Power Corp.	36,387	1,239,004
Korea Real Estate Investment & Trust Co., Ltd.	10,121	29,249
KT Skylife Co., Ltd.	3,144	39,528
KT&G Corp.	6,424	591,725
LG Household & Health Care Ltd.	425	347,317
Loen Entertainment, Inc.	278	21,214
Modetour Network, Inc.	1,490	31,547
Nexen Corp.	10,003	71,877
Samsung C&T Corp.	5,841	688,467
Seohan Co., Ltd.	7,215	13,229
Shinsegae, Inc.	1,027	174,851
Silicon Works Co., Ltd.	850	32,802

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2017

Investments	Shares	Value
SK Holdings Co., Ltd.	6,972	$1,753,120

Total South Korea		5,984,682
Taiwan – 2.7%
Charoen Pokphand Enterprise	23,000	48,770
Cheng Shin Rubber Industry Co., Ltd.	139,000	278,238
Elite Advanced Laser Corp.	8,400	31,164
Highwealth Construction Corp.	64,000	84,949
momo.com, Inc.	5,000	35,780
Novatek Microelectronics Corp.	28,000	105,263
Ruentex Development Co., Ltd.*	130,800	119,913
Ruentex Industries Ltd.*	115,000	170,278
Taiwan Land Development Corp.*	174,000	58,815
Yulon Nissan Motor Co., Ltd.	5,000	41,716

Total Taiwan		974,886
Thailand – 3.7%
Amata Corp. PCL NVDR	80,800	53,059
AP Thailand PCL NVDR	332,370	78,234
Beauty Community PCL NVDR	55,800	26,771
BEC World PCL NVDR	85,200	41,642
CP ALL PCL NVDR	144,400	289,016
GFPT PCL NVDR	111,300	66,413
Home Product Center PCL NVDR	230,359	84,269
Jasmine International PCL NVDR	276,600	68,010
Karmarts PCL NVDR	31,866	7,835
LPN Development PCL NVDR	137,700	51,199
Major Cineplex Group PCL NVDR	70,600	64,567
Malee Group PCL NVDR	15,500	18,126
Minor International PCL NVDR	106,820	130,522
Pruksa Holding PCL NVDR	44,000	31,004
Quality Houses PCL NVDR	939,900	77,785
Robinson PCL NVDR	40,900	79,102
SPCG PCL NVDR	72,900	44,592
Supalai PCL NVDR	97,000	67,478
Thai Vegetable Oil PCL NVDR	63,200	54,483

Total Thailand		1,334,107
Turkey – 3.2%
Aksa Akrilik Kimya Sanayii AS	15,489	51,832
Albaraka Turk Katilim Bankasi AS	117,755	46,690
BIM Birlesik Magazalar AS	11,346	236,900
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	5,762	11,310
Dogus Otomotiv Servis ve Ticaret AS*	1,769	4,179
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	177,091	133,462
Is Gayrimenkul Yatirim Ortakligi AS	167,926	64,694
Tat Gida Sanayi AS	9,679	14,480
Turk Telekomunikasyon AS*	94,334	180,121
Turk Traktor ve Ziraat Makineleri AS	1,836	40,090
Yapi ve Kredi Bankasi AS*	308,851	375,196

Total Turkey		1,158,954
TOTAL COMMON STOCKS (Cost: $32,654,965)		36,249,777
RIGHTS – 0.0%
Brazil – 0.0%
Ser Educacional S.A., expiring 10/17/17*
(Cost $0)	1,258	951
WARRANTS – 0.0%
South Africa – 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19*	182	148
Thailand – 0.0%
Supalai PCL, expiring 10/19/18*	24,250	13,961
TOTAL WARRANTS (Cost: $10,533)		14,109
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $527,120)(d)	527,120	527,120
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $33,192,618)		36,791,957
Other Assets less Liabilities – (1.3)%		(467,440)

NET ASSETS – 100.0%		$36,324,517
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $1,493,814 and the total market value of the collateral held by the Fund was $1,586,705. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,059,585.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/3/2017	6,401	USD	50,000	HKD	$—	$(1)
State Street Bank and Trust	10/3/2017	6,313	USD	20,000	BRL	—	(10)
State Street Bank and Trust	10/3/2017	2,071	USD	28,000	ZAR	—	(2)
						$—	$(13)

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2017

CURRENCY LEGEND
BRL	Brazilian real
HKD	Hong Kong dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
Brazil – 5.2%
Ambev S.A.	29,532	$196,435
B3 SA – Brasil Bolsa Balcao	16,747	126,801
Banco Bradesco S.A.	6,003	63,386
Banco Santander Brasil S.A.	4,004	34,987
BR Malls Participacoes S.A.	7,245	32,227
BRF S.A.*	4,539	65,535
CCR S.A.	7,335	41,068
Cia Siderurgica Nacional S.A.*	6,410	19,474
Cielo S.A.	8,491	59,002
Cosan S.A. Industria e Comercio	1,462	16,732
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,811	12,264
Embraer S.A.	5,048	28,550
Equatorial Energia S.A.	1,691	32,744
Estacio Participacoes S.A.	2,699	26,443
Fleury S.A.	900	8,385
Hypermarcas S.A.	2,136	21,744
Itau Unibanco Holding S.A.	2,970	36,055
Itausa – Investimentos Itau S.A.	9,621	31,906
JBS S.A.	8,122	21,825
Klabin S.A.	5,583	32,388
Kroton Educacional S.A.	10,155	64,369
Localiza Rent a Car S.A.	1,507	27,494
Lojas Renner S.A.	5,488	62,563
M. Dias Branco S.A.	1,012	15,901
MRV Engenharia e Participacoes S.A.	3,112	13,538
Multiplan Empreendimentos Imobiliarios S.A.	1,890	43,815
Odontoprev S.A.	2,700	13,171
Qualicorp S.A.	1,687	20,213
Raia Drogasil S.A.	1,466	34,760
Sul America S.A.	2,079	11,758
TIM Participacoes S.A.	5,697	20,802
Transmissora Alianca de Energia Eletrica S.A.	1,799	12,654
Ultrapar Participacoes S.A.	4,117	98,020
WEG S.A.	5,497	37,189

Total Brazil		1,384,198
Chile – 1.5%
Aguas Andinas S.A. Class A	29,343	18,696
Banco de Chile	232,217	35,472
Banco de Credito e Inversiones	395	25,017
Banco Santander Chile	473,333	35,245
Cencosud S.A.	5,045	15,444
Cia Cervecerias Unidas S.A.	1,654	22,300
Colbun S.A.	27,195	6,585
Empresa Nacional de Telecomunicaciones S.A.	2,776	28,752
Empresas CMPC S.A.	5,402	14,240
Empresas COPEC S.A.	4,810	63,069
Enel Americas S.A.	163,906	33,608
Latam Airlines Group S.A.	3,087	40,688
S.A.C.I. Falabella	5,837	57,006

Total Chile		396,122
China – 30.8%
3SBio, Inc.*(a)	8,000	12,823
58.com, Inc. ADR*	685	43,251
AAC Technologies Holdings, Inc.	5,000	83,987
Alibaba Group Holding Ltd. ADR*	8,457	1,460,609
Alibaba Pictures Group Ltd.*	100,000	16,004
ANTA Sports Products Ltd.	8,000	33,646
Autohome, Inc. ADR*	364	21,869
Baidu, Inc. ADR*	2,054	508,755
Beijing Orient Landscape & Environment Co., Ltd. Class A	7,000	22,140
Beijing Originwater Technology Co., Ltd. Class A	7,900	21,419
Bitauto Holdings Ltd. ADR*(b)	273	12,198
BYD Co., Ltd. Class A	2,200	22,620
BYD Co., Ltd. Class H(b)	5,000	46,379
BYD Electronic International Co., Ltd.	4,000	11,830
Chaozhou Three-Circle Group Co., Ltd. Class A	6,700	24,802
China Biologic Products Holdings, Inc.*	138	12,733
China Conch Venture Holdings Ltd.	9,900	19,266
China Evergrande Group*	33,000	115,131
China Fortune Land Development Co., Ltd. Class A	2,800	13,101
China Huishan Dairy Holdings Co., Ltd.*†	3,000	0
China Lodging Group Ltd. ADR*	231	27,447
China Media Group Class A	10,900	16,540
China Medical System Holdings Ltd.	10,000	17,463
China Minsheng Banking Corp., Ltd. Class A	105,981	127,953
China Minsheng Banking Corp., Ltd. Class H	44,500	40,793
Country Garden Holdings Co., Ltd.	90,000	143,111
CSPC Pharmaceutical Group Ltd.	34,000	56,937
Ctrip.com International Ltd. ADR*	3,197	168,610
Dali Foods Group Co., Ltd.(a)	17,500	12,547
Dr Peng Telecom & Media Group Co., Ltd. Class A	10,796	32,228
East Money Information Co., Ltd. Class A	7,800	16,239
ENN Energy Holdings Ltd.	6,000	43,479
Fangda Carbon New Material Co., Ltd. Class A	4,200	19,316
Fosun International Ltd.	14,000	29,503
Fuyao Glass Industry Group Co., Ltd. Class A	7,100	27,244
GCL-Poly Energy Holdings Ltd.*(b)	132,000	18,083
Geely Automobile Holdings Ltd.	44,000	123,933
GEM Co., Ltd. Class A	14,300	18,642
GoerTek, Inc. Class A	6,000	18,281
GOME Retail Holdings Ltd.(b)	151,000	17,013
Great Wall Motor Co., Ltd. Class H(b)	27,000	33,185
Guangzhou R&F Properties Co., Ltd. Class H	12,400	28,735
Haitian International Holdings Ltd.	3,000	8,623
Han’s Laser Technology Industry Group Co., Ltd. Class A	3,700	24,285
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Henan Shuanghui Investment & Development Co., Ltd. Class A	3,000	11,245
Hengan International Group Co., Ltd.	5,000	46,283
Hengtong Optic-electric Co., Ltd. Class A	4,700	24,346
Hundsun Technologies, Inc. Class A	3,000	23,051
Iflytek Co., Ltd. Class A	4,300	34,729

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
JD.com, Inc. ADR*	6,591	$251,776
Jiangsu Hengrui Medicine Co., Ltd. Class A	3,820	34,492
Jiangsu Zhongtian Technology Co., Ltd. Class A	6,400	13,768
Jiangxi Ganfeng Lithium Co., Ltd. Class A	1,700	22,342
Kangde Xin Composite Material Group Co., Ltd. Class A	9,000	28,736
Kangmei Pharmaceutical Co., Ltd. Class A	9,200	27,810
Kingsoft Corp., Ltd.	7,000	16,311
Longfor Properties Co., Ltd.	18,000	45,399
LONGi Green Energy Technology Co., Ltd. Class A	4,000	17,734
Luxshare Precision Industry Co., Ltd. Class A	3,500	10,886
Luye Pharma Group Ltd.	18,000	10,509
Meitu, Inc.*(a)	2,000	2,842
MGM China Holdings Ltd.(b)	8,800	21,091
Midea Group Co., Ltd. Class A	10,800	71,845
Minth Group Ltd.	6,000	31,418
Momo, Inc. ADR*	462	14,479
Nanjing Xinjiekou Department Store Co., Ltd. Class A	2,400	13,917
NetEase, Inc. ADR	540	142,457
New Oriental Education & Technology Group, Inc. ADR	951	83,935
Nine Dragons Paper Holdings Ltd.	11,000	21,632
Pacific Securities Co., Ltd. (The) Class A	29,200	18,286
Ping An Bank Co., Ltd. Class A	22,200	37,129
Ping An Insurance Group Co. of China Ltd. Class A	32,700	266,609
Ping An Insurance Group Co. of China Ltd. Class H	55,000	422,145
Sanan Optoelectronics Co., Ltd. Class A	5,700	19,821
Sany Heavy Industry Co., Ltd. Class A	14,100	16,238
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	12,000	8,496
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,600	18,529
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	4,249	17,626
Shenzhen O-film Tech Co., Ltd. Class A	7,900	25,200
Shenzhen Sunway Communication Co., Ltd. Class A	2,400	15,174
Shenzhou International Group Holdings Ltd.	4,000	31,342
Shimao Property Holdings Ltd.	4,000	8,675
Sihuan Pharmaceutical Holdings Group Ltd.	35,000	12,726
Sino Biopharmaceutical Ltd.	38,000	40,186
Sinolink Securities Co., Ltd. Class A	12,300	21,720
SOHO China Ltd.*	17,000	9,729
Sohu.com, Inc.*	314	17,097
Sunac China Holdings Ltd.(b)	25,000	114,426
Suning Commerce Group Co., Ltd. Class A	12,700	25,045
Sunny Optical Technology Group Co., Ltd.	7,000	111,309
Suofeiya Home Collection Co., Ltd. Class A	2,100	11,950
TAL Education Group ADR	2,550	85,961
Tasly Pharmaceutical Group Co., Ltd. Class A	2,400	12,718
TBEA Co., Ltd. Class A	7,100	10,549
Tencent Holdings Ltd.	40,900	1,760,480
Tianqi Lithium Corp. Class A	2,400	25,395
Tingyi Cayman Islands Holding Corp.	18,000	27,101
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	5,792	16,802
Uni-President China Holdings Ltd.	10,000	9,845
Vipshop Holdings Ltd. ADR*	2,362	20,762
Want Want China Holdings Ltd.	54,000	37,956
Weibo Corp. ADR*	362	35,816
WH Group Ltd.(a)	50,500	53,664
Xinyi Glass Holdings Ltd.*	24,000	23,721
Xinyi Solar Holdings Ltd.(b)	30,000	10,678
YY, Inc. ADR*	268	23,257
Zall Group Ltd.*	30,000	20,894
Zhejiang Dahua Technology Co., Ltd. Class A	6,200	22,466
Zhejiang Longsheng Group Co., Ltd. Class A	6,500	10,049
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	5,555
Zhongtian Financial Group Co., Ltd. Class A†	9,500	10,511
ZTE Corp. Class A*	13,500	57,513

Total China		8,146,937
Czech Republic – 0.2%
Komercni Banka AS	832	36,329
Moneta Money Bank AS(a)	4,735	16,670

Total Czech Republic		52,999
Hong Kong – 0.1%
China First Capital Group Ltd.*	22,000	8,816
China High Speed Transmission Equipment Group Co., Ltd.(b)	7,000	8,980

Total Hong Kong		17,796
Hungary – 0.4%
OTP Bank PLC	2,882	108,521
India – 9.2%
ABB India Ltd.	554	11,865
ACC Ltd.	513	13,013
Adani Ports & Special Economic Zone Ltd.	5,814	33,534
Ambuja Cements Ltd.	6,876	28,048
Apollo Hospitals Enterprise Ltd.	379	5,831
Ashok Leyland Ltd.	9,450	17,809
Asian Paints Ltd.	2,186	37,873
Aurobindo Pharma Ltd.	2,244	23,761
Bajaj Auto Ltd.	452	21,516
Bharat Forge Ltd.	1,354	12,208
Bharti Airtel Ltd.	8,900	53,063
Bharti Infratel Ltd.	3,051	18,609
Bosch Ltd.	38	11,952
Cadila Healthcare Ltd.	1,700	12,241
Cipla Ltd.	2,771	24,863
Colgate-Palmolive India Ltd.	855	13,963
Dabur India Ltd.	5,338	24,925
DLF Ltd.	4,175	10,501
Dr. Reddy’s Laboratories Ltd.	639	22,781
Eicher Motors Ltd.	90	43,007
Federal Bank Ltd.	11,736	20,240
Glenmark Pharmaceuticals Ltd.	493	4,516
Godrej Consumer Products Ltd.	1,912	26,905
Havells India Ltd.	2,781	20,570
HCL Technologies Ltd.	3,204	42,910

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
Hero MotoCorp Ltd.	685	$39,583
Hindalco Industries Ltd.	6,026	22,196
Hindustan Unilever Ltd.	5,281	94,908
ICICI Bank Ltd. ADR	10,143	86,824
Idea Cellular Ltd.*	11,625	13,784
IndusInd Bank Ltd.	2,794	71,954
Infosys Ltd. ADR	9,975	145,535
ITC Ltd.	18,379	72,678
JSW Steel Ltd.	6,930	26,359
Kotak Mahindra Bank Ltd.	5,803	89,039
Larsen & Toubro Ltd.	1,304	22,799
Larsen & Toubro Ltd. GDR Reg S	640	11,296
Lupin Ltd.	1,889	29,324
Mahindra & Mahindra Ltd.	2,250	43,204
Marico Ltd.	4,406	20,961
Maruti Suzuki India Ltd.	774	94,537
Motherson Sumi Systems Ltd.	4,766	24,545
Nestle India Ltd.	180	19,886
Oracle Financial Services Software Ltd.	356	19,810
Page Industries Ltd.	61	17,219
Piramal Enterprises Ltd.	522	20,956
Reliance Industries Ltd. GDR(a)	12,524	298,697
Reliance Infrastructure Ltd.	1,083	7,710
Shree Cement Ltd.	78	22,187
Siemens Ltd.	1,204	21,913
Sun Pharmaceutical Industries Ltd.	7,502	57,798
Tata Consultancy Services Ltd.	2,687	100,205
Tata Motors Ltd. ADR*	1,600	50,032
Tata Power Co., Ltd. (The)	18,124	21,587
Tata Steel Ltd.	1,359	13,576
Tech Mahindra Ltd.	2,120	14,860
UltraTech Cement Ltd.	525	30,978
United Spirits Ltd.*	308	11,305
UPL Ltd.	2,412	28,747
Vakrangee Ltd.	1,867	14,120
Vedanta Ltd.	13,314	64,053
Wipro Ltd.	6,834	29,321
Yes Bank Ltd.	13,665	73,220
Zee Entertainment Enterprises Ltd.	4,914	39,127

Total India		2,443,337
Indonesia – 2.5%
Adaro Energy Tbk PT	182,800	24,769
Astra International Tbk PT	197,400	115,781
Bank Central Asia Tbk PT	146,600	220,950
Bumi Serpong Damai Tbk PT	114,600	15,060
Charoen Pokphand Indonesia Tbk PT	55,800	11,351
Gudang Garam Tbk PT	4,300	21,007
Hanjaya Mandala Sampoerna Tbk PT	66,800	19,144
Indocement Tunggal Prakarsa Tbk PT	12,400	17,400
Indofood CBP Sukses Makmur Tbk PT	26,100	16,907
Indofood Sukses Makmur Tbk PT	45,000	28,148
Kalbe Farma Tbk PT	206,100	25,478
Matahari Department Store Tbk PT	13,900	9,572
Mayora Indah Tbk PT	93,800	13,650
Pakuwon Jati Tbk PT	213,300	9,660
Sarana Menara Nusantara Tbk PT	67,400	22,368
Surya Citra Media Tbk PT	44,300	7,203
Unilever Indonesia Tbk PT	7,400	26,907
United Tractors Tbk PT	19,700	46,804

Total Indonesia		652,159
Malaysia – 2.4%
AirAsia Bhd	26,200	21,407
Astro Malaysia Holdings Bhd	55,800	37,266
British American Tobacco Malaysia Bhd	2,000	20,718
Dialog Group Bhd	125,400	59,396
Genting Malaysia Bhd	33,300	42,428
Hartalega Holdings Bhd	9,000	14,835
Hong Leong Bank Bhd	2,708	10,171
IOI Corp. Bhd	50,900	54,727
Maxis Bhd	25,200	34,615
Press Metal Aluminium Holdings Bhd	31,100	27,767
Public Bank Bhd	31,400	151,999
Sapura Energy Bhd	84,200	30,310
Westports Holdings Bhd	65,800	59,372
YTL Corp. Bhd	102,900	33,143
YTL Power International Bhd	91,500	29,687

Total Malaysia		627,841
Mexico – 3.5%
Alfa S.A.B. de C.V. Class A	23,905	30,264
Alsea S.A.B. de C.V.	4,503	16,607
America Movil S.A.B. de C.V. Series L	134,881	120,031
Arca Continental S.A.B. de C.V.	1,463	10,029
Cemex S.A.B. de C.V. Series CPO*	80,797	73,637
Coca-Cola Femsa S.A.B. de C.V. Series L	2,704	20,952
Fomento Economico Mexicano S.A.B. de C.V.	11,352	108,799
Gruma S.A.B. de C.V. Class B	2,214	32,459
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,048	22,490
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,763	28,361
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,618	30,881
Grupo Bimbo S.A.B. de C.V. Series A	9,125	22,095
Grupo Elektra S.A.B. de C.V.	596	27,028
Grupo Financiero Banorte S.A.B. de C.V. Class O	15,750	108,919
Grupo Mexico S.A.B. de C.V. Series B	16,294	49,970
Grupo Televisa S.A.B. Series CPO	14,619	72,253
Industrias Penoles S.A.B. de C.V.	540	13,450
Infraestructura Energetica Nova S.A.B. de C.V.	3,036	17,046
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	13,569	27,685
Megacable Holdings S.A.B. de C.V. Series CPO	3,598	15,009
Mexichem S.A.B. de C.V.	7,647	20,247
Wal-Mart de Mexico S.A.B. de C.V.	21,471	49,305

Total Mexico		917,517
Netherlands – 0.3%
Steinhoff International Holdings N.V.	18,968	84,329

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
Philippines – 1.4%
Aboitiz Equity Ventures, Inc.	20,420	$29,465
Ayala Corp.	1,860	35,516
Ayala Land, Inc.	41,200	35,280
Bank of the Philippine Islands	6,800	13,312
BDO Unibank, Inc.	12,793	32,915
JG Summit Holdings, Inc.	21,120	31,181
Jollibee Foods Corp.	3,910	18,765
Metro Pacific Investments Corp.	157,900	20,826
Metropolitan Bank & Trust Co.	7,080	12,056
PLDT, Inc.	540	17,731
Security Bank Corp.	2,930	14,027
SM Investments Corp.	3,055	53,102
SM Prime Holdings, Inc.	70,300	47,674
Universal Robina Corp.	6,110	18,378

Total Philippines		380,228
Poland – 1.4%
Alior Bank S.A.*	2,596	48,793
Bank Millennium S.A.*	14,266	27,444
Bank Pekao S.A.	2,096	73,626
Bank Zachodni WBK S.A.	462	44,286
CCC S.A.	392	29,691
CD Projekt S.A.	951	30,339
Cyfrowy Polsat S.A.	3,380	24,070
LPP S.A.	24	53,823
mBank S.A.*	240	27,597

Total Poland		359,669
Russia – 4.2%
Lenta Ltd. GDR Reg S*	3,675	22,712
Lukoil PJSC ADR	6,624	350,608
Magnit PJSC GDR Reg S	3,481	142,547
Mail.ru Group Ltd. GDR Reg S*	1,218	40,145
MegaFon PJSC GDR Reg S	1,466	16,844
MMC Norilsk Nickel PJSC ADR	7,378	127,012
Mobile TeleSystems PJSC ADR	5,439	56,783
Novatek PJSC GDR Reg S	1,297	152,138
Novolipetsk Steel PJSC GDR	1,168	26,572
Polymetal International PLC	3,386	38,251
Severstal PJSC GDR Reg S	1,646	24,608
X5 Retail Group N.V. GDR Reg S*	1,070	48,032
Yandex N.V. Class A*	2,385	78,586

Total Russia		1,124,838
South Africa – 6.4%
AngloGold Ashanti Ltd.	3,347	31,555
Aspen Pharmacare Holdings Ltd.	1,980	44,518
AVI Ltd.	1,670	12,108
Barclays Africa Group Ltd.	2,265	23,317
Barloworld Ltd.	2,698	24,879
Bid Corp., Ltd.	1,941	43,686
Bidvest Group Ltd. (The)	2,394	30,613
Capitec Bank Holdings Ltd.	517	32,893
Clicks Group Ltd.	1,214	14,208
Discovery Ltd.	2,926	30,481
FirstRand Ltd.	20,831	80,269
Foschini Group Ltd. (The)	2,104	21,153
Gold Fields Ltd.	4,570	19,962
Hyprop Investments Ltd.	2,013	15,761
Impala Platinum Holdings Ltd.*	5,795	13,305
Imperial Holdings Ltd.	1,169	16,556
Life Healthcare Group Holdings Ltd.	14,078	24,710
Mondi Ltd.	816	21,845
Mr. Price Group Ltd.	1,511	20,147
MTN Group Ltd.	11,020	101,512
Naspers Ltd. Class N	2,660	575,242
Nedbank Group Ltd.	1,259	18,896
Netcare Ltd.	11,505	20,279
Novus Holdings Ltd.	920	445
Pick n Pay Stores Ltd.	2,871	12,249
Rand Merchant Investment Holdings Ltd.	5,328	16,364
Remgro Ltd.	3,187	48,466
Resilient REIT Ltd.	1,954	19,259
RMB Holdings Ltd.	5,098	23,975
Sanlam Ltd.	9,074	45,469
Sappi Ltd.	3,650	24,886
Shoprite Holdings Ltd.	2,727	41,784
Sibanye-Stillwater	12,064	13,599
SPAR Group Ltd. (The)	1,784	22,075
Standard Bank Group Ltd.	7,275	85,026
Tiger Brands Ltd.	1,097	30,658
Truworths International Ltd.	2,314	13,239
Vodacom Group Ltd.	2,480	29,597
Woolworths Holdings Ltd.	7,054	31,288

Total South Africa		1,696,274
South Korea – 15.1%
Amorepacific Corp.	211	47,806
Amorepacific Group	207	22,320
BGF retail Co., Ltd.	207	15,001
BNK Financial Group, Inc.	1,811	15,812
Celltrion, Inc.*	639	79,223
Cheil Worldwide, Inc.	823	13,078
CJ CheilJedang Corp.	98	30,332
CJ Corp.	139	20,692
Coway Co., Ltd.	353	28,971
Daelim Industrial Co., Ltd.	281	19,652
DGB Financial Group, Inc.	1,291	11,835
Dongbu Insurance Co., Ltd.	242	15,424
Doosan Corp.	75	9,298
Doosan Heavy Industries & Construction Co., Ltd.	744	11,108
E-Mart, Inc.	151	27,488
GS Holdings Corp.	365	20,905
GS Retail Co., Ltd.	316	9,532
Hana Financial Group, Inc.	1,759	72,719
Hankook Tire Co., Ltd.	573	30,117
Hanmi Pharm Co., Ltd.*	47	18,651
Hanmi Science Co., Ltd.*	225	18,053
Hanssem Co., Ltd.	73	9,656

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
Hanwha Chemical Corp.	614	$17,396
Hanwha Corp.	360	13,830
Hanwha Techwin Co., Ltd.*	367	10,638
Hotel Shilla Co., Ltd.	313	15,905
Hyosung Corp.	126	16,006
Hyundai Department Store Co., Ltd.	197	15,205
Hyundai Development Co-Engineering & Construction	308	9,600
Hyundai Engineering & Construction Co., Ltd.	586	19,621
Hyundai Glovis Co., Ltd.	219	28,299
Hyundai Marine & Fire Insurance Co., Ltd.	504	19,934
Hyundai Motor Co.	848	111,428
Hyundai Steel Co.	368	16,965
Kakao Corp.	252	31,683
KB Financial Group, Inc.	2,576	126,174
Kia Motors Corp.	1,074	29,678
Korea Investment Holdings Co., Ltd.	353	18,862
Korea Zinc Co., Ltd.	81	35,042
KT&G Corp.	701	64,570
Kumho Petrochemical Co., Ltd.	178	11,205
LG Chem Ltd.	262	89,670
LG Corp.	697	49,049
LG Display Co., Ltd.	1,258	33,555
LG Electronics, Inc.	698	50,216
LG Household & Health Care Ltd.	58	47,399
LG Uplus Corp.	1,331	15,514
Lotte Chemical Corp.	99	32,673
Lotte Confectionery Co., Ltd.	72	10,435
Lotte Shopping Co., Ltd.	72	15,496
LS Corp.	236	16,237
Medy-Tox, Inc.	36	15,543
Mirae Asset Daewoo Co., Ltd.	3,708	31,824
NAVER Corp.	149	96,918
NCSoft Corp.	112	45,422
NH Investment & Securities Co., Ltd.	1,097	13,026
NongShim Co., Ltd.	29	8,685
OCI Co., Ltd.	139	12,439
Ottogi Corp.	21	13,458
POSCO	495	137,002
S-1 Corp.	222	17,289
Samsung Biologics Co., Ltd.*(a)	101	29,762
Samsung C&T Corp.	446	52,569
Samsung Electro-Mechanics Co., Ltd.	406	36,157
Samsung Electronics Co., Ltd.	552	1,235,717
Samsung Fire & Marine Insurance Co., Ltd.	192	46,938
Samsung Heavy Industries Co., Ltd.*	1,691	16,536
Samsung Life Insurance Co., Ltd.	506	49,922
Samsung SDS Co., Ltd.	229	33,690
Samsung Securities Co., Ltd.	392	11,825
Shinhan Financial Group Co., Ltd.	3,275	143,827
SK Holdings Co., Ltd.	216	54,313
SK Hynix, Inc.	3,283	237,622
SK Innovation Co., Ltd.	427	74,190
SK Telecom Co., Ltd.	207	46,086
Yuhan Corp.	63	11,358

Total South Korea		3,992,076
Taiwan – 11.3%
Acer, Inc.*	37,000	18,485
Advanced Semiconductor Engineering, Inc.	39,124	47,866
Advantech Co., Ltd.	3,000	21,369
Asia Cement Corp.	16,000	14,114
Asustek Computer, Inc.	4,000	32,911
AU Optronics Corp.	54,000	21,636
Catcher Technology Co., Ltd.	4,000	37,264
Cathay Financial Holding Co., Ltd.	47,000	74,707
Chailease Holding Co., Ltd.	11,000	26,517
Chang Hwa Commercial Bank Ltd.	56,478	30,545
Cheng Shin Rubber Industry Co., Ltd.	18,000	36,031
Chicony Electronics Co., Ltd.	7,010	16,644
China Development Financial Holding Corp.	103,000	30,910
China Life Insurance Co., Ltd.	27,877	26,246
Compal Electronics, Inc.	30,000	21,320
CTBC Financial Holding Co., Ltd.	105,672	66,211
Delta Electronics, Inc.	13,052	67,145
E.Sun Financial Holding Co., Ltd.	91,858	54,829
Eclat Textile Co., Ltd.	1,000	12,152
Epistar Corp.*	10,000	12,729
Far Eastern New Century Corp.	29,080	23,015
Far EasTone Telecommunications Co., Ltd.	10,000	23,777
Formosa Chemicals & Fibre Corp.	22,000	66,891
Formosa Petrochemical Corp.	12,000	41,353
Formosa Plastics Corp.	33,000	99,901
Foxconn Technology Co., Ltd.	9,020	26,027
Fubon Financial Holding Co., Ltd.	55,000	85,790
Hon Hai Precision Industry Co., Ltd.	87,085	301,541
Hotai Motor Co., Ltd.	2,000	23,051
HTC Corp.*	6,000	14,998
Innolux Corp.	55,000	25,664
Inventec Corp.	27,000	19,945
King Yuan Electronics Co., Ltd.	13,000	12,754
Lite-On Technology Corp.	17,015	24,296
Macronix International*	19,806	30,241
MediaTek, Inc.	10,000	93,820
Nan Ya Plastics Corp.	36,000	88,682
Novatek Microelectronics Corp.	4,000	15,038
Pegatron Corp.	11,000	28,548
Pou Chen Corp.	24,000	30,115
Powertech Technology, Inc.	8,000	23,058
President Chain Store Corp.	3,000	25,277
Quanta Computer, Inc.	13,000	29,924
Shin Kong Financial Holding Co., Ltd.	81,449	24,389
Siliconware Precision Industries Co., Ltd.	12,000	19,193
SinoPac Financial Holdings Co., Ltd.	73,738	22,080
Standard Foods Corp.	8,280	20,206
Synnex Technology International Corp.	15,000	18,006
Taishin Financial Holding Co., Ltd.	102,265	44,010
Taiwan Cement Corp.	18,000	20,063

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2017

Investments	Shares	Value
Taiwan Mobile Co., Ltd.	10,000	$35,615
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	763,933
Teco Electric and Machinery Co., Ltd.	16,000	14,325
Tripod Technology Corp.	5,000	17,313
Uni-President Enterprises Corp.	28,160	58,968
United Microelectronics Corp.	81,000	40,468
Wistron Corp.	15,621	12,492
WPG Holdings Ltd.	18,000	23,951
Yuanta Financial Holding Co., Ltd.	62,236	26,783

Total Taiwan		2,985,132
Thailand – 2.4%
Advanced Info Service PCL NVDR	11,700	67,007
Bangkok Bank PCL NVDR	6,100	34,112
Bangkok Dusit Medical Services PCL NVDR	46,800	28,768
Bank of Ayudhya PCL NVDR	23,600	26,714
Banpu PCL NVDR	39,500	20,846
BTS Group Holdings PCL NVDR	70,800	18,151
Bumrungrad Hospital PCL NVDR	4,000	25,787
Central Pattana PCL NVDR	13,600	31,808
Charoen Pokphand Foods PCL NVDR	38,100	30,560
CP ALL PCL NVDR	45,900	91,869
Energy Absolute PCL NVDR	21,300	24,430
Glow Energy PCL NVDR	8,900	23,818
Home Product Center PCL NVDR	44,400	16,242
Indorama Ventures PCL NVDR	24,400	30,912
Kasikornbank PCL NVDR	13,700	85,034
Minor International PCL NVDR	29,210	35,691
Thai Union Group PCL NVDR	21,600	12,954
True Corp. PCL NVDR*	120,800	22,095

Total Thailand		626,798
Turkey – 1.2%
Akbank Turk AS	16,503	43,623
Anadolu Efes Biracilik ve Malt Sanayii AS	2,656	15,625
Arcelik AS	2,241	14,318
BIM Birlesik Magazalar AS	1,718	35,871
Enka Insaat ve Sanayi AS	10,165	14,807
Haci Omer Sabanci Holding AS	12,015	33,855
KOC Holding AS	8,594	39,513
Tupras Turkiye Petrol Rafinerileri AS	1,199	40,999
Turkcell Iletisim Hizmetleri AS	5,426	19,363
Turkiye Garanti Bankasi AS	18,852	51,317
Turkiye Is Bankasi Group C	10,176	19,401

Total Turkey		328,692
United States – 0.4%
Yum China Holdings, Inc.*	2,682	107,200
TOTAL COMMON STOCKS (Cost: $24,816,308)		26,432,663
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $132,311)(d)	132,311	$132,311
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $24,948,619)		26,564,974
Other Assets less Liabilities – (0.4)%		(95,318)

NET ASSETS – 100.0%		$26,469,656
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $10,511, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $256,217 and the total market value of the collateral held by the Fund was $271,529. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $139,218.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 5.3%
Alupar Investimento S.A.	269,194	$1,598,237
B3 SA – Brasil Bolsa Balcao	848,626	6,425,428
Banco do Brasil S.A.	1,489,673	16,436,017
Banco Santander Brasil S.A.	1,739,080	15,196,298
BB Seguridade Participacoes S.A.	1,240,771	11,230,347
CCR S.A.	2,159,280	12,089,483
Cia Hering	237,185	2,133,289
Engie Brasil Energia S.A.	726,567	8,326,527
Ez Tec Empreendimentos e Participacoes S.A.	281,116	1,999,624
Grendene S.A.	430,042	3,634,043
Mahle-Metal Leve S.A.	271,884	1,710,476
Multiplus S.A.	300,655	3,716,425
Porto Seguro S.A.	147,640	1,758,247
Qualicorp S.A.	282,316	3,382,633
Smiles S.A.	165,429	4,209,009
Transmissora Alianca de Energia Eletrica S.A.	1,015,013	7,139,731
Wiz Solucoes e Corretagem de Seguros S.A.	131,178	713,296

Total Brazil		101,699,110
Chile – 2.3%
AES Gener S.A.	18,078,067	6,334,239
Aguas Andinas S.A. Class A	7,213,169	4,595,965
Banco de Chile	55,303,850	8,447,913
Banco Santander Chile	118,172,958	8,799,229
Enel Americas S.A.	51,933,081	10,648,585
Engie Energia Chile S.A.	1,250,987	2,698,764
Inversiones Aguas Metropolitanas S.A.	1,361,396	2,417,424
Inversiones La Construccion S.A.	68,136	1,079,400

Total Chile		45,021,519
China – 19.0%
361 Degrees International Ltd.(a)	2,577,000	1,131,667
Agricultural Bank of China Ltd. Class H	20,553,000	9,209,866
Bank of China Ltd. Class H	54,975,084	27,097,965
Bank of Communications Co., Ltd. Class H	20,029,287	14,616,736
China CITIC Bank Corp., Ltd. Class H	7,866,000	4,995,117
China Construction Bank Corp. Class H	68,006,054	56,419,941
China Everbright Bank Co., Ltd. Class H	3,992,000	1,845,048
China Galaxy Securities Co., Ltd. Class H	2,231,500	1,957,030
China Lilang Ltd.	2,332,000	1,943,657
China Merchants Bank Co., Ltd. Class H	2,214,932	7,784,179
China Minsheng Banking Corp., Ltd. Class H	3,605,000	3,304,672
China Pacific Insurance Group Co., Ltd. Class H	1,208,200	5,205,158
China Power International Development Ltd.	15,649,000	5,149,081
China Resources Power Holdings Co., Ltd.	7,060,000	12,744,824
China Shineway Pharmaceutical Group Ltd.	1,422,000	1,265,303
China Vanke Co., Ltd. Class H	677,700	2,229,876
China ZhengTong Auto Services Holdings Ltd.	2,090,500	2,269,635
China Zhongwang Holdings Ltd.(a)	5,846,400	2,986,562
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,748,991	1,108,416
CIFI Holdings Group Co., Ltd.	5,694,000	3,171,150
CITIC Telecom International Holdings Ltd.	3,307,000	952,635
CNOOC Ltd.	36,493,000	47,095,579
Country Garden Holdings Co., Ltd.(a)	9,567,000	15,212,739
FIH Mobile Ltd.	15,606,000	4,935,130
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	482,000	1,749,485
GF Securities Co., Ltd. Class H	1,039,800	2,260,464
Greatview Aseptic Packaging Co., Ltd.	2,149,000	1,320,650
Guangzhou R&F Properties Co., Ltd. Class H	1,538,800	3,565,913
Haitong Securities Co., Ltd. Class H	1,464,400	2,366,078
Huadian Power International Corp., Ltd. Class H(a)	4,292,000	1,736,428
Huaneng Power International, Inc. Class H	12,214,000	7,552,924
Huishang Bank Corp., Ltd. Class H	2,218,000	1,093,282
Industrial & Commercial Bank of China Ltd. Class H	54,940,823	40,797,467
Jiangsu Expressway Co., Ltd. Class H	1,432,527	2,193,532
KWG Property Holding Ltd.	2,627,500	2,808,919
Lenovo Group Ltd.	13,010,000	7,179,011
Logan Property Holdings Co., Ltd.(a)	3,062,000	3,159,732
Red Star Macalline Group Corp., Ltd. Class H(b)	792,200	983,822
Shanghai Industrial Holdings Ltd.	945,000	2,861,363
Shenzhen Expressway Co., Ltd. Class H	920,000	892,827
Shenzhen Investment Ltd.	5,446,000	2,468,260
Shimao Property Holdings Ltd.	2,484,000	5,387,348
Sihuan Pharmaceutical Holdings Group Ltd.	12,750,000	4,635,948
Sino-Ocean Group Holding Ltd.	3,705,000	2,471,360
Sinopec Engineering Group Co., Ltd. Class H	1,550,000	1,367,291
SITC International Holdings Co., Ltd.	4,336,000	3,930,362
Skyworth Digital Holdings Ltd.	3,312,000	1,691,894
Sunac China Holdings Ltd.(a)	1,629,000	7,456,022
Tianneng Power International Ltd.	1,406,000	1,452,676
Times Property Holdings Ltd.(a)	1,207,000	1,239,343
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	803,620	1,004,178
Xinyi Glass Holdings Ltd.*	4,350,000	4,299,487
Xinyi Solar Holdings Ltd.(a)	8,068,000	2,871,579
XTEP International Holdings Ltd.	4,427,500	1,524,828
Yuexiu Property Co., Ltd.	8,056,000	1,639,935
Yuexiu Transport Infrastructure Ltd.(a)	2,482,000	1,865,305
Yuzhou Properties Co., Ltd.	3,282,000	1,773,214
Zhejiang Expressway Co., Ltd. Class H	1,592,398	1,979,616
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	1,940,200	854,506

Total China		367,067,015
Czech Republic – 1.9%
CEZ AS	1,195,659	23,999,432
Komercni Banka AS	166,128	7,253,937
O2 Czech Republic AS	465,416	5,715,639

Total Czech Republic		36,969,008

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2017

Investments	Shares	Value
Hong Kong – 0.2%
CP Pokphand Co., Ltd.(a)	28,810,000	$2,323,774
Ju Teng International Holdings Ltd.	2,158,000	850,966
Wasion Group Holdings Ltd.(a)	1,608,000	815,251

Total Hong Kong		3,989,991
Indonesia – 0.7%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,564,900	1,074,225
Gudang Garam Tbk PT	1,938,700	9,471,116
Indo Tambangraya Megah Tbk PT	1,866,300	2,805,893

Total Indonesia		13,351,234
Malaysia – 3.4%
Alliance Bank Malaysia Bhd	1,118,900	1,033,442
AMMB Holdings Bhd	1,756,100	1,813,285
Astro Malaysia Holdings Bhd	5,803,900	3,876,139
Berjaya Sports Toto Bhd	2,187,272	1,279,470
Bermaz Auto Bhd	2,732,300	1,365,341
British American Tobacco Malaysia Bhd	401,397	4,157,988
Bursa Malaysia Bhd	446,900	1,058,378
Carlsberg Brewery Malaysia Bhd	421,436	1,481,139
DiGi.Com Bhd	8,444,847	9,799,823
Globetronics Technology Bhd	418,000	608,810
Malakoff Corp. Bhd	6,740,857	1,708,163
Malayan Banking Bhd	7,848,165	17,712,969
MISC Bhd	4,904,100	8,478,373
SP Setia Bhd Group	1,960,300	1,689,874
UOA Development Bhd	1,402,659	860,364
YTL Corp. Bhd	15,362,300	4,947,952
YTL Power International Bhd	9,698,800	3,146,798

Total Malaysia		65,018,308
Mexico – 0.2%
Concentradora Fibra Danhos S.A. de C.V.	1,027,240	1,764,369
Grupo Financiero Interacciones S.A. de C.V.	188,403	1,129,946
Macquarie Mexico Real Estate Management S.A. de C.V.*	557,273	739,890

Total Mexico		3,634,205
Philippines – 1.1%
Energy Development Corp.	20,899,700	2,312,155
Globe Telecom, Inc.	156,155	6,301,593
PLDT, Inc.	361,294	11,863,077

Total Philippines		20,476,825
Poland – 1.6%
Asseco Poland S.A.	120,585	1,531,821
Bank Handlowy w Warszawie S.A.	95,224	1,805,727
Bank Pekao S.A.	226,405	7,952,864
Bank Zachodni WBK S.A.	51,141	4,902,249
Energa S.A.	694,098	2,552,426
Powszechny Zaklad Ubezpieczen S.A.(a)	881,479	11,127,495

Total Poland		29,872,582
Russia – 15.2%
Gazprom PJSC ADR	17,245,112	72,257,019
LSR Group PJSC GDR Reg S	578,210	1,699,937
Lukoil PJSC ADR	1,224,854	64,831,522
MegaFon PJSC GDR Reg S	1,857,886	21,347,110
MMC Norilsk Nickel PJSC ADR	2,281,764	39,280,567
Mobile TeleSystems PJSC ADR	2,792,712	29,155,913
Novolipetsk Steel PJSC GDR	1,120,058	25,481,320
PhosAgro PJSC GDR Reg S	875,512	12,476,046
Severstal PJSC GDR Reg S	1,586,460	23,717,577
Sistema PJSC FC GDR Reg S	509,418	2,445,207

Total Russia		292,692,218
South Africa – 8.9%
Assore Ltd.	142,655	2,927,584
Astral Foods Ltd.	116,893	1,489,720
Barclays Africa Group Ltd.	725,854	7,472,224
Barloworld Ltd.	235,282	2,169,595
Bidvest Group Ltd. (The)	405,464	5,184,774
Coronation Fund Managers Ltd.	293,161	1,461,191
DataTec Ltd.(a)	306,762	1,301,112
FirstRand Ltd.(a)	3,456,335	13,318,505
Foschini Group Ltd. (The)	294,054	2,956,329
Hudaco Industries Ltd.	48,542	456,210
Hyprop Investments Ltd.	157,514	1,233,281
Imperial Holdings Ltd.	264,349	3,743,859
Investec Ltd.	223,876	1,624,873
Lewis Group Ltd.(a)	365,466	811,996
Liberty Holdings Ltd.	222,193	1,731,797
MMI Holdings Ltd.(a)	1,309,299	1,682,380
Mr. Price Group Ltd.	311,439	4,152,674
MTN Group Ltd.	4,628,675	42,637,630
Nedbank Group Ltd.	332,492	4,990,150
Resilient REIT Ltd.	214,687	2,115,945
Reunert Ltd.	337,236	1,691,363
RMB Holdings Ltd.	933,773	4,391,378
Santam Ltd.	99,439	1,892,674
Sasol Ltd.	632,943	17,390,991
Standard Bank Group Ltd.	1,025,808	11,989,095
Telkom S.A. SOC Ltd.	635,504	2,790,523
Truworths International Ltd.	783,676	4,483,538
Vodacom Group Ltd.	2,052,246	24,491,681

Total South Africa		172,583,072
South Korea – 3.3%
GOLFZONNEWDIN Co., Ltd.	77,516	355,314
Hanmi Semiconductor Co., Ltd.	54,584	421,288
Hite Jinro Co., Ltd.	99,874	2,293,348
Korea Electric Power Corp.	984,984	33,539,421
Meritz Securities Co., Ltd.	437,233	1,679,683
Mirae Asset Daewoo Co., Ltd.	189,411	1,625,626
NH Investment & Securities Co., Ltd.	153,325	1,820,596
SK Telecom Co., Ltd.	94,568	21,054,560
Tongyang Life Insurance Co., Ltd.	84,545	564,692

Total South Korea		63,354,528
Taiwan – 26.2%
Accton Technology Corp.	612,000	1,967,748

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2017

Investments	Shares	Value
Advanced Semiconductor Engineering, Inc.	8,182,343	$10,010,715
Asia Cement Corp.	3,506,158	3,092,921
Asustek Computer, Inc.	1,015,000	8,351,223
Aten International Co., Ltd.	354,000	908,231
Cathay Financial Holding Co., Ltd.	7,388,000	11,743,226
Cheng Shin Rubber Industry Co., Ltd.(a)	3,921,000	7,848,724
Cheng Uei Precision Industry Co., Ltd.	969,000	1,340,507
Chicony Electronics Co., Ltd.	1,013,967	2,407,520
Chin-Poon Industrial Co., Ltd.	504,000	967,313
China Airlines Ltd.*	7,221,000	2,726,568
China Bills Finance Corp.	1,118,000	545,654
China Development Financial Holding Corp.	13,565,000	4,070,752
China Metal Products	974,000	958,775
China Steel Chemical Corp.	241,000	929,857
China Synthetic Rubber Corp.	925,084	1,369,749
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,531,750	1,060,769
Chunghwa Telecom Co., Ltd.	9,837,000	33,899,436
Cleanaway Co., Ltd.	189,000	1,059,557
Compal Electronics, Inc.	5,899,000	4,192,173
Compeq Manufacturing Co., Ltd.	2,334,000	2,536,120
CTBC Financial Holding Co., Ltd.	10,165,000	6,369,048
CTCI Corp.	1,223,000	1,964,124
Elan Microelectronics Corp.	897,000	1,239,424
Elite Material Co., Ltd.	478,000	2,269,885
Eternal Materials Co., Ltd.	1,370,105	1,393,871
Everlight Electronics Co., Ltd.	676,000	1,067,814
Far Eastern Department Stores Ltd.(a)	2,227,000	1,119,963
Far Eastern New Century Corp.	5,699,402	4,510,805
Far EasTone Telecommunications Co., Ltd.	3,586,000	8,526,270
Farglory Land Development Co., Ltd.	1,288,000	1,452,632
Feng Hsin Steel Co., Ltd.	1,166,000	2,026,388
First Financial Holding Co., Ltd.	7,932,540	5,087,980
Flytech Technology Co., Ltd.	323,098	964,265
Formosa Chemicals & Fibre Corp.	5,978,000	18,176,085
Formosa International Hotels Corp.	201,000	1,020,776
Formosa Petrochemical Corp.	9,643,000	33,230,890
Formosa Plastics Corp.	7,200,000	21,796,597
Formosan Rubber Group, Inc.	1,906,111	961,730
Foxsemicon Integrated Technology, Inc.	138,000	926,098
Fubon Financial Holding Co., Ltd.	5,437,000	8,480,745
Getac Technology Corp.	882,000	1,221,607
Gigabyte Technology Co., Ltd.	1,442,000	1,818,906
Grand Pacific Petrochemical	1,647,000	1,235,630
Greatek Electronics, Inc.	861,000	1,428,186
Highwealth Construction Corp.	1,830,000	2,429,017
Holtek Semiconductor, Inc.	608,000	1,162,907
Hon Hai Precision Industry Co., Ltd.	19,558,000	67,721,607
Inventec Corp.	4,875,000	3,601,108
Kenda Rubber Industrial Co., Ltd.	1,137,543	1,603,679
Kinsus Interconnect Technology Corp.(a)	644,000	1,514,220
Lien Hwa Industrial Corp.(a)	1,292,085	1,256,975
Lite-On Technology Corp.	2,916,651	4,164,721
Long Chen Paper Co., Ltd.(a)	1,442,772	2,131,519
Lotes Co., Ltd.	184,000	1,122,543
Makalot Industrial Co., Ltd.(a)	391,000	1,708,465
MediaTek, Inc.	1,855,000	17,403,624
Mega Financial Holding Co., Ltd.	11,480,302	8,972,535
Nan Ya Plastics Corp.	10,626,000	26,176,039
Nantex Industry Co., Ltd.	1,303,950	950,313
Nanya Technology Corp.(a)	5,133,314	14,524,414
Novatek Microelectronics Corp.	1,224,000	4,601,504
OptoTech Corp.	1,973,000	1,408,635
Pegatron Corp.	4,122,000	10,697,843
Primax Electronics Ltd.	731,000	1,807,974
Qisda Corp.	2,538,000	1,791,096
Quanta Computer, Inc.	5,925,990	13,640,486
Radiant Opto-Electronics Corp.(a)	1,261,170	2,952,878
Rechi Precision Co., Ltd.	918,000	917,273
Run Long Construction Co., Ltd.(a)	991,000	1,153,618
Sampo Corp.	1,845,000	897,433
Sercomm Corp.(a)	550,000	1,481,830
Siliconware Precision Industries Co., Ltd.	4,777,724	7,641,459
SinoPac Financial Holdings Co., Ltd.	6,699,451	2,006,035
Syncmold Enterprise Corp.	633,324	1,449,436
Synnex Technology International Corp.	1,794,875	2,154,513
Taiwan Cement Corp.	3,457,485	3,853,812
Taiwan Cogeneration Corp.	1,584,000	1,214,484
Taiwan Fertilizer Co., Ltd.	1,712,000	2,215,934
Taiwan Mobile Co., Ltd.	4,226,253	15,051,950
Taiwan PCB Techvest Co., Ltd.	928,000	976,230
Taiwan Secom Co., Ltd.	495,538	1,454,389
Taiwan Styrene Monomer(a)	754,000	483,620
Test Research, Inc.	883,000	1,217,168
Test Rite International Co., Ltd.	1,523,000	1,125,023
Tong Hsing Electronic Industries Ltd.	282,000	1,162,446
Topco Scientific Co., Ltd.	414,192	1,010,757
Transcend Information, Inc.	896,000	2,532,225
Tripod Technology Corp.	627,000	2,171,053
TSRC Corp.(a)	885,584	934,530
Tung Ho Steel Enterprise Corp.	2,196,000	1,748,892
TXC Corp.	763,000	988,850
U-Ming Marine Transport Corp.*	1,166,048	1,318,937
United Microelectronics Corp.(a)	16,137,000	8,062,114
Visual Photonics Epitaxy Co., Ltd.(a)	450,000	894,836
Wan Hai Lines Ltd.(a)	4,746,000	2,895,429
Wistron Corp.(a)	3,406,223	2,723,945
WPG Holdings Ltd.	2,783,000	3,703,141
WT Microelectronics Co., Ltd.	924,943	1,462,571
Yulon Nissan Motor Co., Ltd.(a)	420,000	3,504,155
Yungtay Engineering Co., Ltd.	715,000	1,329,838

Total Taiwan		505,359,285
Thailand – 6.7%
Advanced Info Service PCL	3,387,761	19,402,169
Advanced Info Service PCL NVDR	2,513,600	14,395,730
Bangchak Corp. PCL NVDR	2,251,100	2,699,970
Bangkok Land PCL NVDR	21,755,700	1,174,221

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2017

Investments	Shares	Value
Banpu PCL NVDR	3,576,533	$1,887,466
BEC World PCL NVDR(a)	3,253,055	1,589,949
BJC Heavy Industries PCL NVDR(a)	4,206,507	527,232
BTS Group Holdings PCL NVDR	25,652,643	6,576,615
Glow Energy PCL NVDR	1,746,800	4,674,720
Hana Microelectronics PCL NVDR	1,370,000	1,951,274
Ichitan Group PCL NVDR(a)	2,980,200	714,891
Intouch Holdings PCL NVDR	7,125,059	12,284,584
IRPC PCL NVDR	23,667,700	4,470,960
Jasmine International PCL NVDR(a)	14,004,200	3,443,311
Kiatnakin Bank PCL NVDR	906,100	1,895,067
Krung Thai Bank PCL NVDR	7,537,100	4,248,800
Land & Houses PCL NVDR	11,452,553	3,399,708
PTT Global Chemical PCL NVDR	4,606,434	10,635,545
Quality Houses PCL NVDR	14,064,900	1,163,992
Ratchaburi Electricity Generating Holding PCL NVDR	1,703,600	2,745,682
Sansiri PCL NVDR	25,889,900	1,769,984
Siam City Cement PCL NVDR(a)	332,865	2,814,631
Siam Commercial Bank PCL (The) NVDR	1,513,600	6,943,952
SPCG PCL NVDR	1,734,908	1,061,233
Star Petroleum Refining PCL NVDR	7,045,138	3,739,099
Thai Oil PCL NVDR	2,640,000	7,322,339
Thai Vegetable Oil PCL NVDR(a)	1,696,097	1,462,153
Thanachart Capital PCL NVDR	965,600	1,411,484
Tipco Asphalt PCL NVDR(a)	2,205,100	1,593,490
TTW PCL NVDR	5,883,677	1,905,359

Total Thailand		129,905,610
Turkey – 3.7%
Aksa Akrilik Kimya Sanayii AS	462,641	1,548,165
Bolu Cimento Sanayii AS	486,172	780,642
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	672,030	1,319,077
Cimsa Cimento Sanayi ve Ticaret AS	357,532	1,425,664
Enka Insaat ve Sanayi AS(a)	4,720,362	6,875,925
Eregli Demir ve Celik Fabrikalari TAS	6,400,563	13,913,094
Ford Otomotiv Sanayi AS	434,416	5,570,532
Goodyear Lastikleri TAS	660,680	823,040
Petkim Petrokimya Holding AS	2,865,342	4,818,409
Soda Sanayii AS	1,824,538	2,611,540
TAV Havalimanlari Holding AS	706,623	3,507,184
Trakya Cam Sanayii AS	1,184,080	1,208,687
Tupras Turkiye Petrol Rafinerileri AS	707,780	24,202,370
Turk Traktor ve Ziraat Makineleri AS	96,204	2,100,683
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	314,711	873,484

Total Turkey		71,578,496
TOTAL COMMON STOCKS (Cost: $1,893,206,899)		1,922,573,006
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global High Dividend Fund(a)(c) (Cost: $1,433,633)	31,178	1,468,796
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $24,404,793)(e)	24,404,793	24,404,793
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,919,045,325)		1,948,446,595
Other Assets less Liabilities – (1.0)%		(19,441,320)

NET ASSETS – 100.0%		$1,929,005,275
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $80,122,295 and the total market value of the collateral held by the Fund was $92,569,313. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,164,520.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2017	167,872	USD	5,101,643	TWD	$—	$(365)
Deutsche Bank	10/2/2017	68,893	USD	931,971	ZAR	—	(129)
State Street Bank and Trust	10/2/2017	115,299	USD	1,560,197	ZAR	—	(250)
						$—	$(744)

CURRENCY LEGEND
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 12.9%
AES Tiete Energia S.A.	20,487	$92,359
Ambev S.A.	438,047	2,913,712
Arezzo Industria e Comercio S.A.	4,844	76,569
BB Seguridade Participacoes S.A.	177,441	1,606,037
Cia Hering	12,508	112,499
Cielo S.A.	73,605	511,464
CVC Brasil Operadora e Agencia de Viagens S.A.	7,031	91,023
Engie Brasil Energia S.A.	49,728	569,888
Grendene S.A.	27,280	230,528
Localiza Rent a Car S.A.	6,363	116,090
Lojas Renner S.A.	18,306	208,689
M. Dias Branco S.A.	5,702	89,591
Multiplus S.A.	19,889	245,850
Natura Cosmeticos S.A.	6,310	62,239
Odontoprev S.A.	29,065	141,780
Ser Educacional S.A.(a)	3,263	32,185
Smiles S.A.	10,671	271,502
Ultrapar Participacoes S.A.	20,152	479,790
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,663	17,141
WEG S.A.	52,731	356,747

Total Brazil		8,225,683
Chile – 0.1%
Forus S.A.	12,635	52,977
China – 17.3%
AAC Technologies Holdings, Inc.	35,000	587,911
ANTA Sports Products Ltd.	154,000	647,688
BAIC Motor Corp., Ltd. Class H(a)(b)	78,500	74,473
Best Pacific International Holdings Ltd.(b)	40,000	22,533
Brilliance China Automotive Holdings Ltd.	104,000	276,953
China Conch Venture Holdings Ltd.	64,500	125,520
China Everbright International Ltd.	168,000	210,788
China Gas Holdings Ltd.	146,000	437,400
China Lesso Group Holdings Ltd.	108,000	73,699
China Medical System Holdings Ltd.	77,000	134,467
China Overseas Land & Investment Ltd.	536,000	1,743,045
China State Construction International Holdings Ltd.	230,000	335,104
China Yongda Automobiles Services Holdings Ltd.(b)	86,500	116,726
CIFI Holdings Group Co., Ltd.	732,000	407,672
Consun Pharmaceutical Group Ltd.	45,000	37,910
CSPC Pharmaceutical Group Ltd.	140,000	234,448
CT Environmental Group Ltd.(b)	114,000	16,347
Fu Shou Yuan International Group Ltd.	48,000	31,587
Fuyao Glass Industry Group Co., Ltd. Class H(a)	28,800	104,533
Geely Automobile Holdings Ltd.	81,000	228,149
Golden Eagle Retail Group Ltd.(b)	43,000	50,593
Guangzhou R&F Properties Co., Ltd. Class H	217,200	503,325
Guorui Properties Ltd.	127,000	43,413
Haitian International Holdings Ltd.	56,000	160,959
Hengan International Group Co., Ltd.	62,500	578,533
Logan Property Holdings Co., Ltd.(b)	396,000	408,639
Luye Pharma Group Ltd.(b)	72,500	42,327
MGM China Holdings Ltd.(b)	99,200	237,754
Minth Group Ltd.	42,000	219,929
Shenzhou International Group Holdings Ltd.	50,000	391,770
Sino Biopharmaceutical Ltd.	130,000	137,478
Sunny Optical Technology Group Co., Ltd.	14,000	222,618
Tencent Holdings Ltd.	36,000	1,549,567
Xinyi Glass Holdings Ltd.*	316,000	312,330
Xinyi Solar Holdings Ltd.(b)	518,000	184,368
Yestar Healthcare Holdings Co., Ltd.(b)	45,000	19,877
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,864	72,055

Total China		10,982,488
Hong Kong – 0.2%
CP Pokphand Co., Ltd.	1,548,000	124,859
India – 7.3%
ACC Ltd.	2,100	53,268
Adani Ports & Special Economic Zone Ltd.	6,313	36,412
Asian Paints Ltd.	4,112	71,242
Bajaj Auto Ltd.	2,648	126,052
Bharat Forge Ltd.	5,558	50,108
Cadila Healthcare Ltd.	5,233	37,681
Castrol India Ltd.	8,047	43,931
Cipla Ltd.	3,373	30,265
Coal India Ltd.	180,115	746,849
Cummins India Ltd.	3,424	48,453
Dr. Reddy’s Laboratories Ltd.	1,202	42,853
Havells India Ltd.	6,825	50,482
HCL Technologies Ltd.	25,108	336,260
Hero MotoCorp Ltd.	3,278	189,421
Hexaware Technologies Ltd.	10,961	45,282
Hindustan Unilever Ltd.	20,445	367,428
Infosys Ltd. ADR	71,777	1,047,226
ITC Ltd.	75,403	298,172
Lupin Ltd.	2,798	43,435
Pidilite Industries Ltd.	4,485	54,552
Sun Pharmaceutical Industries Ltd.	3,509	27,035
Tata Consultancy Services Ltd.	14,287	532,799
Tech Mahindra Ltd.	14,398	100,921
Titan Co., Ltd.	5,791	51,824
UPL Ltd.	4,135	49,282
Wipro Ltd. ADR(b)	18,680	106,102
Zee Entertainment Enterprises Ltd.	6,246	49,733

Total India		4,637,068
Indonesia – 7.2%
Ace Hardware Indonesia Tbk PT	687,007	61,973
Adhi Karya Persero Tbk PT	102,200	15,176
Astra Agro Lestari Tbk PT	36,900	40,752
Astra International Tbk PT	1,382,900	811,115
Blue Bird Tbk PT	120,600	43,695
Charoen Pokphand Indonesia Tbk PT	221,700	45,100
Gudang Garam Tbk PT	118,400	578,419
Indofood CBP Sukses Makmur Tbk PT	218,800	141,735
Kalbe Farma Tbk PT	768,131	94,954

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2017

Investments	Shares	Value
Media Nusantara Citra Tbk PT	502,600	$49,256
Mitra Keluarga Karyasehat Tbk PT	236,900	35,705
Pakuwon Jati Tbk PT	708,500	32,087
Pembangunan Perumahan Persero Tbk PT	115,264	19,768
Sawit Sumbermas Sarana Tbk PT	231,300	26,103
Semen Indonesia Persero Tbk PT	310,300	233,261
Surya Citra Media Tbk PT	815,800	132,646
Tambang Batubara Bukit Asam Persero Tbk PT	96,700	75,025
Telekomunikasi Indonesia Persero Tbk PT	3,790,100	1,316,925
Tower Bersama Infrastructure Tbk PT	210,000	102,513
Unilever Indonesia Tbk PT	197,365	717,644
Waskita Karya Persero Tbk PT	173,129	22,816

Total Indonesia		4,596,668
Malaysia – 2.1%
Bursa Malaysia Bhd	44,900	106,335
Carlsberg Brewery Malaysia Bhd	15,800	55,529
Datasonic Group Bhd	69,500	20,574
Dutch Lady Milk Industries Bhd	4,900	70,045
Fraser & Neave Holdings Bhd	12,700	74,170
HAP Seng Consolidated Bhd	109,900	236,848
Hartalega Holdings Bhd	59,600	98,239
Inari Amertron Bhd	145,350	87,434
Kossan Rubber Industries	28,100	45,918
Lingkaran Trans Kota Holdings Bhd	24,600	33,790
My EG Services Bhd	86,950	42,214
Nestle Malaysia Bhd	5,100	102,423
Padini Holdings Bhd	49,600	53,447
Scientex Bhd	22,700	47,309
Top Glove Corp. Bhd	64,300	84,515
Westports Holdings Bhd	173,200	156,280

Total Malaysia		1,315,070
Mexico – 6.8%
America Movil S.A.B. de C.V. Series L	1,704,277	1,516,644
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,843	82,465
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	9,866	188,304
Grupo Lala S.A.B. de C.V.	53,911	91,439
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	80,542	164,329
Unifin Financiera S.A.B. de C.V. SOFOM ENR	14,998	50,645
Wal-Mart de Mexico S.A.B. de C.V.	977,928	2,245,665

Total Mexico		4,339,491
Philippines – 0.8%
D&L Industries, Inc.	232,100	46,146
Jollibee Foods Corp.	15,510	74,437
Semirara Mining & Power Corp.	226,070	207,826
Universal Robina Corp.	55,590	167,209

Total Philippines		495,618
Poland – 0.2%
CCC S.A.	744	56,352
Eurocash S.A.	6,942	73,574

Total Poland		129,926
Russia – 7.2%
Magnit PJSC GDR Reg S	17,556	718,918
MMC Norilsk Nickel PJSC ADR	152,991	2,633,740
Novatek PJSC GDR Reg S	10,373	1,216,753

Total Russia		4,569,411
South Africa – 9.8%
Aspen Pharmacare Holdings Ltd.	6,833	153,633
Astral Foods Ltd.	4,911	62,587
AVI Ltd.	23,487	170,293
Capitec Bank Holdings Ltd.	3,390	215,682
City Lodge Hotels Ltd.	3,645	37,523
Clicks Group Ltd.	11,047	129,292
EOH Holdings Ltd.	4,376	31,012
Foschini Group Ltd. (The)	19,574	196,791
Life Healthcare Group Holdings Ltd.	20,524	36,024
Massmart Holdings Ltd.	6,885	56,885
Mr. Price Group Ltd.	19,038	253,849
Naspers Ltd. Class N	1,731	374,340
Netcare Ltd.	47,137	83,085
Novus Holdings Ltd.	599	290
Oceana Group Ltd.	9,079	55,358
Pick n Pay Stores Ltd.	22,836	97,433
Pioneer Foods Group Ltd.	8,705	72,689
Rand Merchant Investment Holdings Ltd.	84,225	258,679
Resilient REIT Ltd.	31,783	313,252
RMB Holdings Ltd.	129,260	607,888
Santam Ltd.	11,848	225,509
Shoprite Holdings Ltd.	21,638	331,545
SPAR Group Ltd. (The)	11,287	139,665
Truworths International Ltd.	49,284	281,962
Tsogo Sun Holdings Ltd.	72,852	109,312
Vodacom Group Ltd.	135,458	1,616,568
Woolworths Holdings Ltd.	68,673	304,597

Total South Africa		6,215,743
South Korea – 4.2%
Amorepacific Corp.	308	69,783
Coway Co., Ltd.	3,829	314,250
Dongwon Development Co., Ltd.	4,812	23,107
Grand Korea Leisure Co., Ltd.	3,124	64,643
Hanmi Semiconductor Co., Ltd.	2,290	17,675
Hanon Systems	22,965	252,638
Hansae Co., Ltd.	1,246	26,436
Hansol Chemical Co., Ltd.	301	19,106
Hanssem Co., Ltd.	278	36,772
Hyundai Glovis Co., Ltd.	1,083	139,943
Kakao Corp.	458	57,582
KEPCO Plant Service & Engineering Co., Ltd.	2,549	92,248
Korea Aerospace Industries Ltd.	829	31,630
Korea Real Estate Investment & Trust Co., Ltd.	9,851	28,469
LEENO Industrial, Inc.	599	25,626
LG Household & Health Care Ltd.	156	127,486
Medy-Tox, Inc.	80	34,540
NAVER Corp.	70	45,532

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2017

Investments	Shares	Value
NCSoft Corp.	348	$141,132
NICE Information Service Co., Ltd.	3,149	22,682
SK Hynix, Inc.	15,192	1,099,591
SPC Samlip Co., Ltd.	132	14,925

Total South Korea		2,685,796
Taiwan – 16.6%
Advantech Co., Ltd.	28,399	202,288
Aerospace Industrial Development Corp.	59,998	66,974
Aten International Co., Ltd.	18,000	46,181
Chaun-Choung Technology Corp.	4,000	12,017
Cleanaway Co., Ltd.	10,000	56,061
Cub Elecparts, Inc.	4,199	49,365
Delta Electronics, Inc.	136,000	699,644
Eclat Textile Co., Ltd.	16,483	200,303
Elite Advanced Laser Corp.	11,000	40,809
Elite Material Co., Ltd.	29,000	137,713
Ennoconn Corp.	2,050	29,407
Feng TAY Enterprise Co., Ltd.	43,680	198,781
FLEXium Interconnect, Inc.	19,263	73,688
Flytech Technology Co., Ltd.	15,000	44,767
Formosa Petrochemical Corp.	441,000	1,519,737
Grape King Bio Ltd.	3,000	18,104
Greatek Electronics, Inc.	50,000	82,938
Highwealth Construction Corp.	272,000	361,034
Holiday Entertainment Co., Ltd.	31,000	51,421
Holtek Semiconductor, Inc.	29,000	55,468
Hota Industrial Manufacturing Co., Ltd.	6,383	30,101
Hotai Motor Co., Ltd.	30,000	345,766
IEI Integration Corp.	25,000	35,244
Iron Force Industrial Co., Ltd.	2,000	8,805
Kenda Rubber Industrial Co., Ltd.	68,860	97,077
King Slide Works Co., Ltd.	4,000	54,478
Kung Long Batteries Industrial Co., Ltd.	3,000	14,592
Largan Precision Co., Ltd.	3,000	527,305
Makalot Industrial Co., Ltd.	23,784	103,924
MediaTek, Inc.	127,000	1,191,515
Merry Electronics Co., Ltd.	7,000	44,090
momo.com, Inc.	5,000	35,780
Nan Liu Enterprise Co., Ltd.	3,000	15,433
Novatek Microelectronics Corp.	83,000	312,030
Sitronix Technology Corp.	8,000	23,216
Standard Foods Corp.	33,408	81,526
Swancor Holding Co., Ltd.*	7,000	17,752
Taiwan Semiconductor Manufacturing Co., Ltd.	497,291	3,550,439
Visual Photonics Epitaxy Co., Ltd.	20,000	39,770
Vivotek, Inc.	7,175	23,141
Voltronic Power Technology Corp.	3,150	56,510
Zeng Hsing Industrial Co., Ltd.	6,000	26,019

Total Taiwan		10,581,213
Thailand – 4.9%
Airports of Thailand PCL NVDR	327,500	579,385
Bangkok Aviation Fuel Services PCL NVDR	47,300	68,433
Bangkok Dusit Medical Services PCL NVDR	435,900	267,945
Beauty Community PCL NVDR	175,700	84,294
BEC World PCL NVDR	193,011	94,335
Berli Jucker PCL NVDR	40,300	63,743
Bumrungrad Hospital PCL NVDR	17,990	115,978
Central Pattana PCL NVDR	107,616	251,696
CH Karnchang PCL NVDR	51,900	43,574
Chularat Hospital PCL NVDR	530,800	39,153
CP ALL PCL NVDR	204,417	409,140
Energy Absolute PCL NVDR	49,300	56,543
Home Product Center PCL NVDR	584,500	213,820
KCE Electronics PCL NVDR	23,000	68,966
Major Cineplex Group PCL NVDR	65,800	60,177
Minor International PCL NVDR	64,700	79,056
PTG Energy PCL NVDR	32,000	21,877
Robinson PCL NVDR	34,700	67,111
SPCG PCL NVDR	93,800	57,377
STP & I PCL NVDR	207,810	41,749
Supalai PCL NVDR	118,100	82,157
SVI PCL NVDR	183,800	27,832
Thai Vegetable Oil PCL NVDR	93,900	80,948
Tipco Asphalt PCL NVDR	120,600	87,150
TTW PCL NVDR	364,000	117,877
VGI Global Media PCL NVDR	342,480	59,048

Total Thailand		3,139,364
Turkey – 2.1%
Arcelik AS	20,588	131,537
BIM Birlesik Magazalar AS	10,460	218,401
Bolu Cimento Sanayii AS	22,802	36,613
EGE Endustri VE Ticaret AS	350	26,820
Ford Otomotiv Sanayi AS	28,927	370,932
Otokar Otomotiv Ve Savunma Sanayi AS	1,577	44,790
Soda Sanayii AS	120,577	172,587
Tofas Turk Otomobil Fabrikasi AS	28,333	246,034
Turk Traktor ve Ziraat Makineleri AS	5,040	110,052

Total Turkey		1,357,766
TOTAL COMMON STOCKS (Cost: $54,930,609)		63,449,141
RIGHTS – 0.0%
Brazil – 0.0%
Ser Educacional S.A., expiring 10/17/17* (Cost $0)	348	263
WARRANTS – 0.0%
Thailand – 0.0%
Supalai PCL, expiring 10/19/18* (Cost: $13,406)	28,350	16,321
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $680,357)(d)	680,357	680,357
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $55,624,372)		64,146,082
Other Assets less Liabilities – (0.8)%		(504,379)

NET ASSETS – 100.0%		$63,641,703

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2017

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $1,068,270 and the total market value of the collateral held by the Fund was $1,150,650. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $470,293.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 8.1%
AES Tiete Energia S.A.	717,912	$3,236,465
Alupar Investimento S.A.	518,473	3,078,236
Arezzo Industria e Comercio S.A.	154,639	2,444,383
Cia de Saneamento de Minas Gerais-COPASA	88,254	1,194,149
Cia Hering	405,841	3,650,215
CVC Brasil Operadora e Agencia de Viagens S.A.	243,909	3,157,635
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	539,757	2,354,819
Direcional Engenharia S.A.*	440,467	813,217
Duratex S.A.	1,119,507	3,351,637
EDP – Energias do Brasil S.A.	1,092,420	5,228,724
Estacio Participacoes S.A.	330,503	3,238,003
Even Construtora e Incorporadora S.A.*	608,908	1,068,378
Ez Tec Empreendimentos e Participacoes S.A.	508,866	3,619,647
Fleury S.A.	155,964	1,453,064
Grendene S.A.	816,266	6,897,804
Guararapes Confeccoes S.A.	32,295	1,531,464
Iguatemi Empresa de Shopping Centers S.A.	113,136	1,404,208
Localiza Rent a Car S.A.	179,615	3,276,981
Mahle-Metal Leve S.A.	336,499	2,116,982
MRV Engenharia e Participacoes S.A.	856,101	3,724,120
Multiplus S.A.	612,232	7,567,858
Odontoprev S.A.	938,390	4,577,512
Qualicorp S.A.	539,130	6,459,708
Sao Martinho S.A.	150,083	844,088
SLC Agricola S.A.	249,469	1,948,022
Smiles S.A.	343,644	8,743,332
Sul America S.A.	525,577	2,972,534
TOTVS S.A.	269,242	2,664,203
Transmissora Alianca de Energia Eletrica S.A.	2,173,895	15,291,454
Tupy S.A.	187,589	1,055,620
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	204,583	1,316,823
Wiz Solucoes e Corretagem de Seguros S.A.	457,200	2,486,079

Total Brazil		112,767,364
Chile – 1.6%
CAP S.A.	99,473	1,040,192
Engie Energia Chile S.A.	2,800,886	6,042,373
Forus S.A.	285,609	1,197,526
Inversiones Aguas Metropolitanas S.A.	1,283,779	2,279,600
Inversiones La Construccion S.A.	174,757	2,768,474
Parque Arauco S.A.	903,106	2,473,357
Ripley Corp. S.A.	3,325,772	3,172,890
SONDA S.A.	935,177	1,821,542
Vina Concha y Toro S.A.	1,261,793	2,099,994

Total Chile		22,895,948
China – 21.9%
361 Degrees International Ltd.	4,509,000	1,980,088
Anhui Expressway Co., Ltd. Class H	1,183,666	901,688
BAIC Motor Corp., Ltd. Class H(a)(b)	2,405,000	2,281,620
Bank of Chongqing Co., Ltd. Class H	1,235,000	1,005,620
Bank of Jinzhou Co., Ltd. Class H(a)	1,251,000	1,292,531
Beijing Capital International Airport Co., Ltd. Class H	2,128,000	3,171,280
Beijing Capital Land Ltd. Class H	4,006,000	2,236,184
Beijing Jingneng Clean Energy Co., Ltd. Class H	4,684,000	1,307,325
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	647,000	838,291
Best Pacific International Holdings Ltd.(a)	1,266,000	713,176
BYD Electronic International Co., Ltd.	1,560,000	4,613,671
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	6,303,000	2,921,231
Chaowei Power Holdings Ltd.	907,000	524,875
China Aoyuan Property Group Ltd.	8,516,000	4,753,705
China BlueChemical Ltd. Class H	6,696,000	2,177,505
China Communications Services Corp., Ltd. Class H	3,904,000	2,009,305
China International Marine Containers Group Co., Ltd. Class H(a)	2,446,000	4,622,244
China Lesso Group Holdings Ltd.	3,725,000	2,541,930
China Lilang Ltd.	3,250,000	2,708,784
China Machinery Engineering Corp. Class H	2,632,000	1,644,431
China Maple Leaf Educational Systems Ltd.(a)	1,034,000	1,155,699
China National Building Material Co., Ltd. Class H(a)	2,352,000	1,629,088
China Oilfield Services Ltd. Class H	1,550,000	1,418,887
China Reinsurance Group Corp. Class H	11,864,000	2,627,770
China Shineway Pharmaceutical Group Ltd.	1,506,000	1,340,046
China South City Holdings Ltd.(a)	12,796,000	3,653,332
China Southern Airlines Co., Ltd. Class H	3,042,000	2,095,326
China Travel International Investment Hong Kong Ltd.(a)	11,396,000	4,172,809
China Yongda Automobiles Services Holdings Ltd.(a)	2,501,000	3,374,927
China ZhengTong Auto Services Holdings Ltd.	4,970,000	5,395,880
Chongqing Rural Commercial Bank Co., Ltd. Class H	6,593,000	4,178,287
CIFI Holdings Group Co., Ltd.	23,678,000	13,186,949
CITIC Telecom International Holdings Ltd.	6,551,000	1,887,123
Consun Pharmaceutical Group Ltd.	1,751,000	1,475,102
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,790,000	992,318
Cosmo Lady China Holdings Co., Ltd.(a)(b)	4,475,000	1,758,901
CT Environmental Group Ltd.(a)	994,000	142,533
Dah Chong Hong Holdings Ltd.	3,485,000	1,722,266
Dalian Port PDA Co., Ltd. Class H(a)	7,252,000	1,253,434
Fantasia Holdings Group Co., Ltd.	9,934,500	1,411,819
Fufeng Group Ltd.*(a)	1,645,000	1,126,756
Future Land Development Holdings Ltd.	11,260,565	5,536,068
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	992,400	3,602,051
Golden Eagle Retail Group Ltd.(a)	915,000	1,076,581
Goldpac Group Ltd.	3,088,000	1,008,155
Greatview Aseptic Packaging Co., Ltd.	3,786,000	2,326,654

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
Guangshen Railway Co., Ltd. Class H(a)	2,630,665	$1,542,556
Guangzhou Automobile Group Co., Ltd. Class H	2,478,000	5,736,008
Guangzhou R&F Properties Co., Ltd. Class H	7,138,000	16,541,129
Guorui Properties Ltd.(a)	4,746,000	1,622,367
Guotai Junan International Holdings Ltd.(a)	8,450,000	2,693,805
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	667,000	730,133
Huadian Fuxin Energy Corp., Ltd. Class H	3,630,000	836,545
Huadian Power International Corp., Ltd. Class H	7,494,000	3,031,872
Huaneng Renewables Corp., Ltd. Class H	3,028,000	1,000,197
Huishang Bank Corp., Ltd. Class H	3,953,000	1,948,487
Jiangsu Expressway Co., Ltd. Class H	2,801,933	4,290,412
Jiangxi Copper Co., Ltd. Class H	1,103,000	1,742,612
KWG Property Holding Ltd.	12,142,500	12,980,895
Legend Holdings Corp. Class H(b)	290,900	724,764
Lonking Holdings Ltd.	4,049,000	1,705,508
Luye Pharma Group Ltd.(a)	1,405,500	820,551
Metallurgical Corp. of China Ltd. Class H	3,782,000	1,244,413
Powerlong Real Estate Holdings Ltd.	7,463,000	3,802,827
Qingdao Port International Co., Ltd. Class H(b)	1,482,000	944,904
Red Star Macalline Group Corp., Ltd. Class H(b)	4,019,400	4,991,637
Shandong Chenming Paper Holdings Ltd. Class H(a)	897,000	1,699,668
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,564,000	1,107,317
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	331,000	1,373,040
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	2,635,587	985,304
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	766,600	1,872,653
Shenzhen Expressway Co., Ltd. Class H	1,909,697	1,853,291
Shougang Fushan Resources Group Ltd.	9,002,000	2,039,963
Shui On Land Ltd.	8,856,000	2,278,997
Sihuan Pharmaceutical Holdings Group Ltd.	27,493,000	9,996,559
Sinopec Engineering Group Co., Ltd. Class H	3,795,000	3,347,658
Sinopec Kantons Holdings Ltd.(a)	4,450,000	2,996,786
Sinopec Shanghai Petrochemical Co., Ltd. Class H	5,448,000	3,243,397
Sinotrans Ltd. Class H	3,732,000	1,896,890
Sinotruk Hong Kong Ltd.(a)	1,543,000	2,137,486
SITC International Holdings Co., Ltd.	4,371,000	3,962,088
Skyworth Digital Holdings Ltd.	7,624,000	3,894,627
Sunac China Holdings Ltd.(a)	7,739,000	35,421,825
Tian Ge Interactive Holdings Ltd.(a)(b)	876,000	638,155
Tianjin Port Development Holdings Ltd.*	8,202,000	1,302,121
Tianneng Power International Ltd.	2,760,000	2,851,627
Times Property Holdings Ltd.(a)	4,831,000	4,960,454
Tong Ren Tang Technologies Co., Ltd. Class H	684,888	875,982
TravelSky Technology Ltd. Class H	564,000	1,469,446
Weichai Power Co., Ltd. Class H	2,235,076	2,449,492
Xingda International Holdings Ltd.	2,786,000	1,045,102
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,619,580	2,023,775
XTEP International Holdings Ltd.	6,937,500	2,389,270
Yestar Healthcare Holdings Co., Ltd.(a)	1,872,500	827,087
Yuexiu Property Co., Ltd.	30,202,000	6,148,128
Yuexiu Transport Infrastructure Ltd.(a)	3,242,000	2,436,470
Yuzhou Properties Co., Ltd.	12,363,000	6,679,537
Zhejiang Expressway Co., Ltd. Class H	3,444,000	4,281,465
Zhongsheng Group Holdings Ltd.	729,000	1,579,203
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	4,858,400	2,139,744

Total China		306,930,475
Hong Kong – 1.6%
Bosideng International Holdings Ltd.	14,106,000	1,300,308
China High Speed Transmission Equipment Group Co., Ltd.(a)	2,515,000	3,226,382
China Water Affairs Group Ltd.	1,326,000	940,510
Concord New Energy Group Ltd.	22,390,000	1,031,969
Dawnrays Pharmaceutical Holdings Ltd.(a)	1,445,000	832,512
Hua Han Health Industry Holdings Ltd.*†(a)	8,880,000	301,279
Joy City Property Ltd.	8,860,000	1,633,451
Ju Teng International Holdings Ltd.	3,620,000	1,427,478
Kingboard Laminates Holdings Ltd.	5,876,000	9,494,043
Vinda International Holdings Ltd.(a)	389,000	731,115
Wasion Group Holdings Ltd.(a)	1,906,000	966,336

Total Hong Kong		21,885,383
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	2,248,628	4,107,375
India – 0.6%
Apollo Tyres Ltd.	443,590	1,668,895
Balrampur Chini Mills Ltd.	340,103	837,761
Federal Bank Ltd.	716,920	1,236,391
Hexaware Technologies Ltd.	284,455	1,175,140
IRB Infrastructure Developers Ltd.	245,705	800,648
JSW Energy Ltd.	796,772	899,601
Reliance Infrastructure Ltd.	133,949	953,659

Total India		7,572,095
Indonesia – 2.4%
Ace Hardware Indonesia Tbk PT	21,960,600	1,981,003
Adaro Energy Tbk PT	36,617,900	4,961,591
AKR Corporindo Tbk PT	3,032,445	1,598,512
Astra Agro Lestari Tbk PT	704,566	778,114
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,967,300	5,012,620
Bank Tabungan Negara Persero Tbk PT	11,091,016	2,593,860
Blue Bird Tbk PT	3,069,700	1,112,194
Elnusa Tbk PT	18,601,900	419,851
Indo Tambangraya Megah Tbk PT	2,194,200	3,298,875
Japfa Comfeed Indonesia Tbk PT	5,016,300	472,990
Matahari Putra Prima Tbk PT*	7,355,000	357,675
Media Nusantara Citra Tbk PT	15,616,940	1,530,504
Pakuwon Jati Tbk PT	17,743,700	803,598
Pembangunan Perumahan Persero Tbk PT	2,363,700	405,386

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,394,652	$564,738
Ramayana Lestari Sentosa Tbk PT	9,852,800	658,365
Sawit Sumbermas Sarana Tbk PT	7,114,000	802,827
Tambang Batubara Bukit Asam Persero Tbk PT	3,036,300	2,355,731
Total Bangun Persada Tbk PT	11,225,800	625,091
Tower Bersama Infrastructure Tbk PT	6,300,603	3,075,690
Waskita Karya Persero Tbk PT	5,035,800	663,638

Total Indonesia		34,072,853
Malaysia – 5.3%
AirAsia Bhd	2,125,900	1,736,970
Alliance Bank Malaysia Bhd	2,322,347	2,144,974
Berjaya Corp. Bhd*	12,990,524	1,061,393
Berjaya Sports Toto Bhd	3,055,300	1,787,233
Bermaz Auto Bhd	4,918,980	2,458,034
BIMB Holdings Bhd	1,766,000	1,836,054
Bumi Armada Bhd*	6,621,000	1,144,661
Bursa Malaysia Bhd	1,231,100	2,915,571
Datasonic Group Bhd	2,714,100	803,464
Dialog Group Bhd	6,104,776	2,891,546
DRB-Hicom Bhd	1,851,500	714,729
Dutch Lady Milk Industries Bhd	140,600	2,009,856
Felda Global Ventures Holdings Bhd	3,371,600	1,349,439
Fraser & Neave Holdings Bhd	556,000	3,247,119
Globetronics Technology Bhd	904,600	1,317,535
Hartalega Holdings Bhd	1,579,044	2,602,758
Inari Amertron Bhd	2,750,150	1,654,324
IOI Properties Group Bhd	7,855,800	3,758,133
Kossan Rubber Industries	670,500	1,095,666
Lingkaran Trans Kota Holdings Bhd	954,500	1,311,095
Mah Sing Group Bhd	5,314,977	1,875,504
Malakoff Corp. Bhd	12,856,663	3,257,935
Malaysian Resources Corp. Bhd	2,275,143	571,143
MMC Corp. Bhd	2,889,500	1,423,365
Padini Holdings Bhd	1,380,200	1,487,249
Pos Malaysia Bhd	871,000	1,082,949
Press Metal Aluminium Holdings Bhd	3,948,180	3,525,077
Scientex Bhd	603,100	1,256,905
SP Setia Bhd Group	7,268,800	6,266,059
Sunway Bhd	9,095,160	3,963,314
Sunway Construction Group Bhd	3,264,900	1,762,930
Supermax Corp. Bhd	1,337,567	538,511
Top Glove Corp. Bhd	1,872,480	2,461,164
UEM Sunrise Bhd*	3,528,900	952,740
Unisem M Bhd	1,919,700	1,713,977
UOA Development Bhd	4,868,760	2,986,403
VS Industry Bhd	2,570,400	1,619,245

Total Malaysia		74,585,024
Mexico – 1.6%
Banregio Grupo Financiero S.A.B. de C.V.	196,478	1,173,182
Bolsa Mexicana de Valores S.A.B. de C.V.	1,064,815	1,785,515
Concentradora Hipotecaria SAPI de C.V.	1,494,633	1,735,854
Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,067,580	1,529,713
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	586,033	3,255,909
Grupo Financiero Interacciones S.A. de C.V.	700,078	4,198,714
Grupo Herdez S.A.B. de C.V.(a)	549,130	1,331,454
Macquarie Mexico Real Estate Management S.A. de C.V.*	3,209,398	4,261,111
Megacable Holdings S.A.B. de C.V. Series CPO	310,581	1,295,566
Rassini S.A.B. de C.V.	281,044	1,170,652
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	324,276	1,095,013

Total Mexico		22,832,683
Philippines – 1.2%
Cebu Air, Inc.	589,270	1,272,511
D&L Industries, Inc.	7,099,300	1,411,489
Filinvest Land, Inc.	45,430,000	1,815,429
First Gen Corp.	2,912,600	1,084,782
First Philippine Holdings Corp.	799,386	1,069,268
Lopez Holdings Corp.	7,215,312	857,892
Manila Water Co., Inc.	1,594,945	968,593
Nickel Asia Corp.	4,589,848	596,325
Petron Corp.	5,189,500	1,070,600
Premium Leisure Corp.	34,014,000	1,078,014
Puregold Price Club, Inc.	1,206,700	1,238,780
Robinsons Land Corp.	2,829,760	1,409,324
Robinsons Retail Holdings, Inc.	730,050	1,422,749
Vista Land & Lifescapes, Inc.	15,574,600	1,949,910

Total Philippines		17,245,666
Poland – 1.1%
Asseco Poland S.A.	259,785	3,300,113
CCC S.A.	21,820	1,652,690
Energa S.A.	1,564,622	5,753,629
Eurocash S.A.	179,351	1,900,832
Grupa Azoty S.A.	69,471	1,521,367
Warsaw Stock Exchange	137,312	1,680,625

Total Poland		15,809,256
South Africa – 7.9%
Aeci Ltd.	253,313	1,902,310
African Rainbow Minerals Ltd.	393,120	2,970,563
Alexander Forbes Group Holdings Ltd.	3,489,439	1,744,396
Assore Ltd.	169,799	3,484,636
Astral Foods Ltd.	187,186	2,385,556
AVI Ltd.	783,631	5,681,724
Barloworld Ltd.	497,393	4,586,588
Blue Label Telecoms Ltd.	889,375	1,152,680
Capevin Holdings Ltd.	1,415,498	901,558
Cashbuild Ltd.(a)	33,745	962,179
City Lodge Hotels Ltd.	99,304	1,022,274
Clicks Group Ltd.(a)	276,817	3,239,799
Coronation Fund Managers Ltd.	1,295,614	6,457,680
DataTec Ltd.(a)	601,517	2,551,296
DRDGOLD Ltd.(a)	2,596,365	992,205

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
Exxaro Resources Ltd.	347,189	$3,158,835
Foschini Group Ltd. (The)	630,865	6,342,524
Harmony Gold Mining Co., Ltd.	289,760	517,609
Hudaco Industries Ltd.	101,931	957,974
Hyprop Investments Ltd.	683,709	5,353,210
Investec Ltd.	926,379	6,723,580
JSE Ltd.	191,754	1,758,840
KAP Industrial Holdings Ltd.	3,229,327	2,025,729
Lewis Group Ltd.	624,985	1,388,598
Massmart Holdings Ltd.	198,914	1,643,462
Metair Investments Ltd.	468,734	631,459
Mondi Ltd.	219,981	5,889,186
Mpact Ltd.	334,854	637,345
Murray & Roberts Holdings Ltd.	1,118,644	1,325,555
Oceana Group Ltd.	242,749	1,480,135
Omnia Holdings Ltd.	49,695	512,205
Peregrine Holdings Ltd.	701,202	1,521,067
Pick n Pay Stores Ltd.	731,090	3,119,281
Reunert Ltd.	587,187	2,944,959
Santam Ltd.	240,001	4,568,062
SPAR Group Ltd. (The)	357,004	4,417,569
Tongaat Hulett Ltd.	76,634	652,687
Truworths International Ltd.(a)	1,505,632	8,613,966
Tsogo Sun Holdings Ltd.	1,867,879	2,802,683
Wilson Bayly Holmes-Ovcon Ltd.	114,501	1,248,932

Total South Africa		110,270,896
South Korea – 8.4%
Binggrae Co., Ltd.	16,169	847,025
Bukwang Pharmaceutical Co., Ltd.	64,740	1,260,490
Cheil Worldwide, Inc.	123,289	1,959,104
Chong Kun Dang Pharmaceutical Corp.	6,292	596,047
Daeduck Electronics Co.	157,852	1,495,346
Daesang Corp.	33,196	643,429
Daewoong Pharmaceutical Co., Ltd.	7,845	726,040
Daishin Securities Co., Ltd.	153,318	1,766,969
DGB Financial Group, Inc.	314,801	2,885,939
Doosan Heavy Industries & Construction Co., Ltd.(a)	186,041	2,777,580
GOLFZONNEWDIN Co., Ltd.(a)	190,803	874,594
Grand Korea Leisure Co., Ltd.(a)	126,706	2,621,847
Green Cross Corp.	9,182	1,607,361
Green Cross Holdings Corp.	43,005	1,434,314
Halla Holdings Corp.	13,229	726,506
Hana Tour Service, Inc.	15,797	1,187,516
Hancom, Inc.	43,738	664,462
Hankook Tire Worldwide Co., Ltd.	77,899	1,486,090
Hanmi Semiconductor Co., Ltd.	153,886	1,187,718
Hansae Co., Ltd.(a)	28,909	613,340
Hanwha Corp.	60,179	2,311,849
Hite Jinro Co., Ltd.	183,500	4,213,603
Hotel Shilla Co., Ltd.	18,379	933,913
Huchems Fine Chemical Corp.	57,324	1,198,681
Hyundai Corp.	36,687	669,453
Hyundai Home Shopping Network Corp.	12,862	1,358,800
Hyundai Wia Corp.(a)	20,922	1,192,829
IlDong Holdings Co., Ltd.	18,189	223,918
iMarketKorea, Inc.	86,499	725,765
Innocean Worldwide, Inc.	17,580	1,026,849
IS Dongseo Co., Ltd.	15,793	452,962
It’s Hanbul Co., Ltd.	20,138	505,494
Jeju Air Co., Ltd.	27,485	863,893
KIWOOM Securities Co., Ltd.	15,011	948,877
Kolon Industries, Inc.	12,145	750,745
Korea Investment Holdings Co., Ltd.	78,370	4,187,579
Korea Petrochemical Ind Co., Ltd.	5,706	1,235,507
Korea Real Estate Investment & Trust Co., Ltd.	427,407	1,235,183
Korean Reinsurance Co.	223,272	2,212,544
KT Skylife Co., Ltd.	58,833	739,682
Kumho Petrochemical Co., Ltd.	19,729	1,241,944
LEENO Industrial, Inc.	21,269	909,924
LF Corp.	59,764	1,338,409
LG Hausys Ltd.	5,783	450,381
LIG Nex1 Co., Ltd.	15,993	1,016,537
Lock&Lock Co., Ltd.	63,018	984,871
LOTTE Fine Chemical Co., Ltd.	32,060	1,157,446
LS Corp.	39,074	2,688,288
LS Industrial Systems Co., Ltd.	43,371	2,048,606
Mando Corp.	10,145	2,254,248
Medy-Tox, Inc.	1,704	735,695
Meritz Financial Group, Inc.	128,513	1,845,758
Meritz Fire & Marine Insurance Co., Ltd.	220,252	4,740,221
Meritz Securities Co., Ltd.	1,789,665	6,875,214
Moorim P&P Co., Ltd.	243,970	907,419
NH Investment & Securities Co., Ltd.	597,326	7,092,708
NongShim Co., Ltd.	5,596	1,675,844
Paradise Co., Ltd.(a)	158,857	2,101,265
Partron Co., Ltd.	139,585	1,130,963
Poongsan Corp.	32,248	1,444,382
POSCO Chemtech Co., Ltd.(a)	73,918	1,913,536
S&T Motiv Co., Ltd.	24,011	1,006,267
SAMHWA Paints Industrial Co., Ltd.	70,719	480,372
Samyang Corp.	5,685	466,077
Samyang Holdings Corp.	13,120	1,013,769
Seah Besteel Corp.	89,127	2,447,325
Shinsegae, Inc.	7,077	1,204,885
Silicon Works Co., Ltd.	38,903	1,501,299
SK Materials Co., Ltd.	10,293	1,587,064
SK Networks Co., Ltd.	296,900	1,868,991
SKC Co., Ltd.	62,403	2,247,456
Sungwoo Hitech Co., Ltd.	114,272	605,606
Tongyang Life Insurance Co., Ltd.	344,918	2,303,770
Tongyang, Inc.(a)	417,134	668,303
Yuhan Corp.	6,253	1,127,380

Total South Korea		117,432,066
Taiwan – 23.5%
AcBel Polytech, Inc.(a)	1,323,303	1,008,056

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
Accton Technology Corp.	1,198,633	$3,853,935
Adlink Technology, Inc.(a)	502,000	1,109,154
Aerospace Industrial Development Corp.	1,037	1,158
Arcadyan Technology Corp.	312,000	503,126
Asia Vital Components Co., Ltd.(a)	900,000	759,794
Aten International Co., Ltd.	538,000	1,380,306
Chang Wah Electromaterials, Inc.(a)	243,000	1,097,843
Charoen Pokphand Enterprise	773,000	1,639,094
Chaun-Choung Technology Corp.	195,000	585,823
Cheng Uei Precision Industry Co., Ltd.	1,672,820	2,314,167
Chicony Electronics Co., Ltd.	1,999,550	4,747,645
Chilisin Electronics Corp.(a)	308,000	869,437
Chin-Poon Industrial Co., Ltd.	864,650	1,659,498
China Airlines Ltd.*(a)	15,159,000	5,723,867
China Bills Finance Corp.	5,343,000	2,607,717
China General Plastics Corp.	1,413,530	1,405,419
China Metal Products	1,594,000	1,569,084
China Steel Chemical Corp.(a)	559,726	2,159,608
China Synthetic Rubber Corp.	2,023,609	2,996,308
Chong Hong Construction Co., Ltd.(a)	616,000	1,417,913
Chroma ATE, Inc.	594,132	2,096,429
Cleanaway Co., Ltd.	335,161	1,878,953
Clevo Co.	1,095,000	1,063,440
Compeq Manufacturing Co., Ltd.	4,011,000	4,358,345
CTCI Corp.	2,356,190	3,784,014
Cub Elecparts, Inc.	116,494	1,369,546
CyberPower Systems, Inc.	233,000	739,939
CyberTAN Technology, Inc.(a)	1,206,000	733,765
De Licacy Industrial Co., Ltd.(a)	1,310,423	1,101,958
Elan Microelectronics Corp.	1,151,156	1,590,603
Elite Advanced Laser Corp.(a)	368,920	1,368,668
Elite Material Co., Ltd.(a)	885,163	4,203,386
Ennoconn Corp.(a)	57,000	817,669
Eternal Materials Co., Ltd.	2,658,509	2,704,624
Eva Airways Corp.(a)	4,317,840	2,107,375
Everest Textile Co., Ltd.	1,791,120	891,898
Everlight Electronics Co., Ltd.	1,459,165	2,304,907
Far Eastern Department Stores Ltd.(a)	4,502,841	2,264,488
Far Eastern International Bank	8,172,676	2,549,582
Faraday Technology Corp.(a)	943,200	1,309,482
Farglory Land Development Co., Ltd.	3,971,640	4,479,293
Feng Hsin Steel Co., Ltd.	1,020,950	1,774,306
FLEXium Interconnect, Inc.(a)	480,028	1,836,276
Flytech Technology Co., Ltd.	478,655	1,428,515
Formosa International Hotels Corp.	372,976	1,894,153
Foxsemicon Integrated Technology, Inc.(a)	254,950	1,710,933
Getac Technology Corp.	1,664,292	2,305,114
Gigabyte Technology Co., Ltd.	2,270,000	2,863,326
Global Unichip Corp.	257,000	1,631,464
Grand Pacific Petrochemical	2,593,000	1,945,349
Grape King Bio Ltd.	170,988	1,031,882
Great Wall Enterprise Co., Ltd.	1,125,446	1,187,649
Greatek Electronics, Inc.	1,657,000	2,748,552
Highwealth Construction Corp.	7,702,613	10,223,921
Hiwin Technologies Corp.	233,040	2,055,738
Holiday Entertainment Co., Ltd.	665,000	1,103,070
Holtek Semiconductor, Inc.	920,773	1,761,141
Hong Pu Real Estate Development Co., Ltd.	1,902,000	1,320,311
Hota Industrial Manufacturing Co., Ltd.(a)	285,427	1,345,999
Huaku Development Co., Ltd.(a)	1,475,296	3,220,703
IEI Integration Corp.	823,620	1,161,118
Inventec Corp.	10,422,992	7,699,348
Iron Force Industrial Co., Ltd.	88,000	387,416
ITEQ Corp.	933,000	1,796,834
Kenda Rubber Industrial Co., Ltd.	2,012,039	2,836,521
Kindom Construction Corp.	2,058,187	1,201,356
King Slide Works Co., Ltd.(a)	119,004	1,620,784
King’s Town Bank Co., Ltd.	1,377,000	1,453,106
Kinik Co.	659,495	1,655,045
Kinpo Electronics, Inc.	3,672,000	1,247,250
Kinsus Interconnect Technology Corp.(a)	1,174,368	2,761,260
Kung Long Batteries Industrial Co., Ltd.	255,000	1,240,354
LCY Chemical Corp.(a)	1,819,000	2,423,414
Lien Hwa Industrial Corp.	3,116,300	3,031,620
Long Chen Paper Co., Ltd.(a)	3,499,242	5,169,702
Lotes Co., Ltd.	326,233	1,990,275
Makalot Industrial Co., Ltd.(a)	677,667	2,961,050
Merida Industry Co., Ltd.(a)	610,043	2,655,510
Merry Electronics Co., Ltd.	277,146	1,745,643
Micro-Star International Co., Ltd.	1,363,877	2,932,488
MIN AIK Technology Co., Ltd.	974,000	870,446
Mirle Automation Corp.(a)	690,560	954,177
momo.com, Inc.	233,000	1,667,359
Namchow Holdings Co., Ltd.	639,086	1,281,375
Nantex Industry Co., Ltd.	2,180,300	1,588,993
Novatek Microelectronics Corp.	2,434,000	9,150,376
Nuvoton Technology Corp.	666,000	1,346,320
OptoTech Corp.	2,645,000	1,888,413
Posiflex Technology, Inc.	191,727	866,198
Powertech Technology, Inc.	1,233,000	3,553,759
Primax Electronics Ltd.	1,141,000	2,822,022
Prince Housing & Development Corp.	3,185,460	1,181,784
Qisda Corp.	4,582,000	3,233,571
Radiant Opto-Electronics Corp.(a)	2,565,252	6,006,229
Realtek Semiconductor Corp.	743,770	2,563,117
Rechi Precision Co., Ltd.	1,264,000	1,263,000
Run Long Construction Co., Ltd.	1,496,000	1,741,485
Sampo Corp.	1,920,000	933,914
SCI Pharmtech, Inc.(a)	274,000	560,216
SDI Corp.	615,000	1,594,084
Sercomm Corp.	790,488	2,129,761
Sinbon Electronics Co., Ltd.	587,120	1,552,797
Sitronix Technology Corp.	322,000	934,441
Standard Foods Corp.	900,896	2,198,467
Sunny Friend Environmental Technology Co., Ltd.	205,000	1,291,221
Sunonwealth Electric Machine Industry Co., Ltd.(a)	1,105,000	1,840,209

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
Swancor Holding Co., Ltd.*	320,000	$811,502
Syncmold Enterprise Corp.	859,220	1,966,425
Synnex Technology International Corp.	3,894,600	4,674,958
Systex Corp.	777,000	1,463,089
Taichung Commercial Bank Co., Ltd.	11,040,027	3,513,265
Taiwan Cogeneration Corp.(a)	1,827,970	1,401,540
Taiwan Fertilizer Co., Ltd.	2,790,000	3,611,249
Taiwan FU Hsing Industrial Co., Ltd.	817,000	1,052,099
Taiwan Hon Chuan Enterprise Co., Ltd.	663,692	1,203,768
Taiwan Paiho Ltd.(a)	297,000	1,366,294
Taiwan PCB Techvest Co., Ltd.	1,341,302	1,411,012
Taiwan Secom Co., Ltd.	630,674	1,851,009
Taiwan Styrene Monomer(a)	2,076,000	1,331,559
Teco Electric and Machinery Co., Ltd.	3,208,683	2,872,832
Test Research, Inc.	1,103,115	1,520,585
Ton Yi Industrial Corp.	3,372,538	1,545,913
Tong Hsing Electronic Industries Ltd.(a)	464,918	1,916,461
Tong Yang Industry Co., Ltd.(a)	594,685	1,213,923
Topco Scientific Co., Ltd.	484,387	1,182,055
Transcend Information, Inc.	1,373,479	3,881,650
Tripod Technology Corp.	1,349,928	4,674,266
TSRC Corp.(a)	1,723,011	1,818,241
Tung Ho Steel Enterprise Corp.	3,482,153	2,773,183
TXC Corp.	1,111,549	1,440,571
TYC Brother Industrial Co., Ltd.	870,000	926,692
U-Ming Marine Transport Corp.*(a)	1,810,420	2,047,797
USI Corp.	2,318,540	1,139,238
Visual Photonics Epitaxy Co., Ltd.(a)	668,750	1,329,825
Vivotek, Inc.(a)	296,625	956,666
Voltronic Power Technology Corp.(a)	112,315	2,014,885
Walsin Lihwa Corp.	4,204,000	1,920,110
Wan Hai Lines Ltd.	9,046,000	5,518,764
Winbond Electronics Corp.(a)	2,575,000	2,241,789
Wistron Corp.(a)	6,888,748	5,508,908
Wistron NeWeb Corp.	869,648	2,495,033
WPG Holdings Ltd.	5,848,759	7,782,530
WT Microelectronics Co., Ltd.	1,971,017	3,116,682
Yageo Corp.	543,731	3,783,381
Yulon Motor Co., Ltd.	3,340,000	2,858,231
Yungtay Engineering Co., Ltd.	1,623,790	3,020,108
Zeng Hsing Industrial Co., Ltd.	244,000	1,058,106
Zinwell Corp.(a)	1,045,186	954,744

Total Taiwan		328,670,484
Thailand – 10.8%
Amata Corp. PCL NVDR(a)	4,651,000	3,054,180
Ananda Development PCL NVDR	6,510,400	1,102,961
Asia Plus Group Holdings PCL NVDR(a)	9,477,900	1,091,308
Bangchak Corp. PCL	2,725,739	3,269,252
Bangkok Aviation Fuel Services PCL NVDR	1,367,500	1,978,467
Bangkok Chain Hospital PCL NVDR(a)	2,492,200	1,135,875
Bangkok Land PCL NVDR	59,778,614	3,226,432
Bangkok Life Assurance PCL NVDR	1,413,100	1,896,139
Banpu PCL NVDR	7,546,186	3,982,395
Beauty Community PCL NVDR	3,943,300	1,891,838
BEC World PCL NVDR(a)	5,500,200	2,688,254
BJC Heavy Industries PCL NVDR(a)	9,761,600	1,223,493
Carabao Group PCL NVDR(a)	891,200	2,331,550
Central Plaza Hotel PCL NVDR	1,344,000	1,793,343
CH Karnchang PCL NVDR(a)	1,964,525	1,649,376
Dhipaya Insurance PCL NVDR(a)	1,861,122	2,553,113
Eastern Polymer Group PCL NVDR(a)	3,242,900	1,118,241
Forth Smart Service PCL NVDR	1,445,605	827,918
GFPT PCL NVDR(a)	1,793,700	1,070,304
Global Power Synergy PCL NVDR(a)	2,931,500	4,065,424
Gunkul Engineering PCL NVDR(a)	7,179,433	865,407
Hana Microelectronics PCL	2,620,347	3,732,128
Ichitan Group PCL NVDR(a)	3,456,900	829,241
Inter Far East Energy Corp. NVDR*†	4,230,700	393,258
IRPC PCL NVDR(a)	30,143,400	5,694,256
Jasmine International PCL(a)	13,582,096	3,339,526
Jasmine International PCL	1,311,900	322,566
Jasmine International PCL NVDR(a)	13,963,000	3,433,181
Jay Mart PCL NVDR(a)	3,017,783	1,502,105
KCE Electronics PCL NVDR	642,200	1,925,637
Kiatnakin Bank PCL	634,323	1,326,658
Kiatnakin Bank PCL NVDR	2,360,306	4,936,472
LPN Development PCL NVDR(a)	7,743,118	2,879,000
Malee Group PCL NVDR(a)	435,000	508,696
MC Group PCL NVDR(a)	2,570,200	1,179,132
MK Restaurants Group PCL NVDR(a)	1,333,300	2,428,725
Platinum Group PCL (The) NVDR	5,595,300	1,526,754
PTG Energy PCL NVDR(a)	1,167,500	798,171
Quality Houses PCL NVDR	43,600,844	3,608,346
Ratchaburi Electricity Generating Holding PCL	107,500	173,257
Ratchaburi Electricity Generating Holding PCL(a)	1,111,890	1,792,027
Ratchaburi Electricity Generating Holding PCL NVDR	1,811,800	2,920,067
Robinson PCL NVDR(a)	1,273,900	2,463,765
Sahamitr Pressure Container PCL NVDR(a)	1,316,750	544,862
Sansiri PCL	46,508,224	3,179,572
SC Asset Corp. PCL NVDR	19,654,600	2,015,554
Siam City Cement PCL NVDR(a)	535,554	4,528,523
Siam Future Development PCL NVDR	6,539,200	1,254,899
Siamgas & Petrochemicals PCL NVDR(a)	2,997,900	1,788,852
Sino-Thai Engineering & Construction PCL NVDR(a)	1,373,400	1,060,421
SPCG PCL NVDR	4,201,100	2,569,788
Sri Trang Agro-Industry PCL NVDR(a)	4,206,600	1,601,914
Star Petroleum Refining PCL NVDR	11,909,070	6,320,556
STP & I PCL NVDR(a)	3,264,100	655,756
Supalai PCL	4,542,027	3,159,671
Taokaenoi Food & Marketing PCL NVDR(a)	1,145,380	783,048
Thai Union Group PCL NVDR	7,351,220	4,408,528
Thai Vegetable Oil PCL NVDR(a)	3,391,200	2,923,448
Thaicom PCL NVDR(a)	1,154,100	574,455
Thanachart Capital PCL	3,086,266	4,511,409

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

Investments	Shares	Value
TICON Industrial Connection PCL NVDR	2,631,215	$1,270,242
Tipco Asphalt PCL NVDR(a)	4,270,500	3,086,029
Tisco Financial Group PCL NVDR	2,308,657	5,330,333
TPI Polene PCL NVDR(a)	13,322,310	894,812
TTCL PCL NVDR(a)	1,145,900	563,501
TTW PCL	8,709,324	2,820,411
Unique Engineering & Construction PCL NVDR	1,761,500	977,144
Vanachai Group PCL NVDR	3,487,400	1,348,949
VGI Global Media PCL NVDR(a)	9,125,900	1,573,431
Vibhavadi Medical Center PCL NVDR	12,973,900	1,097,043

Total Thailand		151,371,389
Turkey – 3.3%
Aksa Akrilik Kimya Sanayii AS	876,281	2,932,354
Alarko Holding AS(a)	964,887	1,782,657
Albaraka Turk Katilim Bankasi AS	2,511,307	995,738
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	6
Bolu Cimento Sanayii AS	598,467	960,953
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	380,811	747,465
Cimsa Cimento Sanayi ve Ticaret AS	312,793	1,247,267
EGE Endustri VE Ticaret AS	11,307	866,443
Goodyear Lastikleri TAS(a)	923,362	1,150,275
Is Gayrimenkul Yatirim Ortakligi AS	4,156,557	1,601,328
Kordsa Teknik Tekstil AS	500,851	1,002,801
Otokar Otomotiv Ve Savunma Sanayi AS(a)	40,017	1,136,559
Selcuk Ecza Deposu Ticaret ve Sanayi AS	832,057	767,455
Soda Sanayii AS	3,823,978	5,473,426
TAV Havalimanlari Holding AS	1,451,388	7,203,678
Tekfen Holding AS	435,646	1,434,553
Torunlar Gayrimenkul Yatirim Ortakligi AS	662,727	1,228,135
Trakya Cam Sanayii AS	2,590,234	2,644,063
Turk Traktor ve Ziraat Makineleri AS	173,195	3,781,837
Turkiye Sise ve Cam Fabrikalari AS	4,901,725	5,651,437
Ulker Biskuvi Sanayi AS	249,841	1,359,473
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	540,772	1,500,919

Total Turkey		45,468,823
TOTAL COMMON STOCKS (Cost: $1,184,143,448)		1,393,917,780
RIGHTS – 0.0%
Thailand – 0.0%
Sri Trang Agro-Industry PCL, expiring 10/4/17*
(Cost $0)	755,020	61,126
WARRANTS – 0.0%
Malaysia – 0.0%
Sunway Bhd, expiring 10/3/24*	1,074,453	0
Thailand – 0.0%
Supalai PCL, expiring 10/19/18*	1,035,557	$596,182
TOTAL WARRANTS (Cost: $351,395)		596,182
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $56,678,425)(d)	56,678,425	56,678,425
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $1,241,173,268)		1,451,253,513
Other Assets less Liabilities – (3.7)%		(51,173,524)

NET ASSETS – 100.0%		$1,400,079,989
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $694,538, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $139,153,015 and the total market value of the collateral held by the Fund was $154,850,895. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $98,172,470. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/4/2017	7,554,711	BRL	2,389,597	USD	$—	$(1,247)
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/4/2017	8,814,605	BRL	2,788,108	USD	—	(1,454)
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/4/2017	6,295,593	BRL	1,991,331	USD	—	(1,039)
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/4/2017	3,777,356	BRL	1,194,799	USD	—	(623)
Bank of America N.A.	10/2/2017	163,966	USD	4,990,316	TWD	—	(600)
Bank of America N.A.	10/2/2017	76,629	USD	2,328,369	TWD	—	(154)
Bank of America N.A.	10/3/2017	100,292	USD	1,356,060	ZAR	—	(139)
Bank of America N.A.	10/10/2017	949,289,285	KRW	828,857	USD	—	(36)
Credit Suisse International	10/10/2017	2,845,239,951	KRW	2,484,275	USD	—	(109)
Credit Suisse International	10/10/2017	3,306,938,459	KRW	2,887,399	USD	—	(126)
Credit Suisse International	10/10/2017	2,371,033,314	KRW	2,070,229	USD	—	(90)
Credit Suisse International	10/10/2017	1,422,620,001	KRW	1,242,138	USD	—	(54)
Deutsche Bank	10/2/2017	110,195	USD	1,490,690	ZAR	—	(206)
Merrill Lynch International	10/2/2017	161,386	USD	515,629	BRL	—	(1,625)
Merrill Lynch International	10/2/2017	132,859	USD	1,786,956,964	IDR	187	—
Merrill Lynch International	10/2/2017	64,592	USD	2,152,845	THB	39	—
Merrill Lynch International	10/3/2017	424,433	USD	1,352,030	BRL	—	(2,999)
Merrill Lynch International	10/3/2017	441,434	USD	14,761,568	THB	—	(1,191)
Merrill Lynch International	10/4/2017	2,518,635	BRL	796,986	USD	—	(743)
Merrill Lynch International	10/4/2017	112,998	USD	3,772,992	THB	—	(136)
State Street Bank and Trust	10/2/2017	165,532	USD	700,000	MYR	—	(247)
State Street Bank and Trust	10/2/2017	98,756	USD	3,000,000	TWD	—	(176)
State Street Bank and Trust	10/3/2017	41,084,082	INR	628,912	USD	54	—
						$280	$(12,994)

CURRENCY LEGEND
BRL	Brazilian real
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2017

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 3.2%
carsales.com Ltd.	6,501	$65,446
Cochlear Ltd.	760	94,942
CSL Ltd.	6,353	667,775
Domino’s Pizza Enterprises Ltd.(a)	742	26,677
Fortescue Metals Group Ltd.	80,429	324,378
JB Hi-Fi Ltd.(a)	2,750	49,457
Magellan Financial Group Ltd.	5,966	114,971
Northern Star Resources Ltd.(a)	9,091	35,238
Platinum Asset Management Ltd.(a)	35,138	167,080
REA Group Ltd.	1,614	84,851
Seek Ltd.	7,694	100,276
TPG Telecom Ltd.(a)	11,556	44,158

Total Australia		1,775,249
Brazil – 6.4%
Ambev S.A.	211,788	1,408,729
BB Seguridade Participacoes S.A.	87,236	789,582
Cielo S.A.	35,732	248,293
Engie Brasil Energia S.A.	25,342	290,422
Localiza Rent a Car S.A.	2,770	50,537
Lojas Renner S.A.	8,285	94,449
M. Dias Branco S.A.	1,800	28,282
Natura Cosmeticos S.A.	2,568	25,330
Odontoprev S.A.	12,842	62,644
Smiles S.A.	5,494	139,784
Ultrapar Participacoes S.A.	10,773	256,489
WEG S.A.	27,816	188,187

Total Brazil		3,582,728
Canada – 3.2%
Agrium, Inc.	3,831	409,612
Alimentation Couche-Tard, Inc. Class B	1,673	76,115
CCL Industries, Inc. Class B	1,665	80,384
CI Financial Corp.	9,801	213,864
Constellation Software, Inc.	194	105,596
Dollarama, Inc.	1,099	119,975
Gildan Activewear, Inc.	3,521	109,770
Linamar Corp.	313	19,056
Magna International, Inc.	6,869	365,735
Open Text Corp.	4,182	134,624
Saputo, Inc.	4,128	142,557
Stella-Jones, Inc.	1,134	43,541

Total Canada		1,820,829
China – 8.6%
AAC Technologies Holdings, Inc.	17,000	285,557
ANTA Sports Products Ltd.	79,000	332,256
BAIC Motor Corp., Ltd. Class H(a)(b)	42,000	39,845
Brilliance China Automotive Holdings Ltd.	56,000	149,129
China Conch Venture Holdings Ltd.	32,500	63,246

China Everbright International Ltd.	71,000	89,083
China Gas Holdings Ltd.	66,000	197,729
China Lesso Group Holdings Ltd.	62,000	42,309
China Medical System Holdings Ltd.	33,000	57,629
China Overseas Land & Investment Ltd.	269,300	875,750
China State Construction International Holdings Ltd.	114,000	166,095
CIFI Holdings Group Co., Ltd.	398,000	221,657
CSPC Pharmaceutical Group Ltd.	70,400	117,894
Geely Automobile Holdings Ltd.	35,000	98,583
Golden Eagle Retail Group Ltd.	15,000	17,649
Haitian International Holdings Ltd.	30,000	86,228
Hengan International Group Co., Ltd.	27,500	254,555
Logan Property Holdings Co., Ltd.(a)	202,000	208,447
Luye Pharma Group Ltd.(a)	23,000	13,428
Minth Group Ltd.	18,000	94,255
Shenzhou International Group Holdings Ltd.	25,200	197,452
Sino Biopharmaceutical Ltd.	60,500	63,980
Sunny Optical Technology Group Co., Ltd.	6,000	95,407
Tencent Holdings Ltd.	17,900	770,479
Xinyi Glass Holdings Ltd.*	168,000	166,049
Xinyi Solar Holdings Ltd.(a)	244,000	86,845
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,700	37,529

Total China		4,829,065
Denmark – 6.2%
Chr Hansen Holding A/S	1,665	142,832
DSV A/S	667	50,469
GN Store Nord A/S	812	27,837
Novo Nordisk A/S Class B	61,702	2,950,420
Novozymes A/S Class B	3,099	159,066
Pandora A/S	1,644	162,316
SimCorp A/S	393	24,005

Total Denmark		3,516,945
France – 1.1%
Cie Plastic Omnium S.A.	2,347	100,427
Hermes International	821	414,003
Sartorius Stedim Biotech	324	22,446
SEB S.A.	462	84,767

Total France		621,643
Germany – 3.0%
CTS Eventim AG & Co. KGaA	1,241	54,180
Deutsche Post AG Registered Shares	32,650	1,453,824
Fuchs Petrolub SE	2,152	110,490
RHOEN-KLINIKUM AG	1,868	62,916

Total Germany		1,681,410
Hong Kong – 0.9%
CP Pokphand Co., Ltd.	688,000	55,493
Galaxy Entertainment Group Ltd.	39,000	274,624
SJM Holdings Ltd.	183,000	167,520
Vitasoy International Holdings Ltd.	10,000	22,277

Total Hong Kong		519,914
India – 3.5%
Adani Ports & Special Economic Zone Ltd.	4,240	24,455
Asian Paints Ltd.	2,556	44,284
Bajaj Auto Ltd.	1,396	66,453
Bharat Forge Ltd.	2,840	25,604
Castrol India Ltd.	4,243	23,164

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2017

Investments	Shares	Value
Dr. Reddy’s Laboratories Ltd.	488	$17,398
HCL Technologies Ltd.	13,562	181,629
Hero MotoCorp Ltd.	1,878	108,521
Hindustan Unilever Ltd.	8,854	159,120
Infosys Ltd. ADR	35,632	519,871
ITC Ltd.	33,971	134,334
Lupin Ltd.	1,045	16,222
Maruti Suzuki India Ltd.	672	82,078
Motherson Sumi Systems Ltd.	6,078	31,302
Pidilite Industries Ltd.	2,356	28,657
Sun Pharmaceutical Industries Ltd.	1,502	11,572
Tata Consultancy Services Ltd.	7,760	289,390
Tech Mahindra Ltd.	6,616	46,374
UPL Ltd.	2,926	34,873
Wipro Ltd. ADR(a)	16,266	92,391
Zee Entertainment Enterprises Ltd.	1,515	12,063

Total India		1,949,755
Indonesia – 3.6%
Astra International Tbk PT	703,000	412,332
Charoen Pokphand Indonesia Tbk PT	84,800	17,251
Gudang Garam Tbk PT	51,600	252,081
Indofood CBP Sukses Makmur Tbk PT	97,400	63,094
Kalbe Farma Tbk PT	448,000	55,380
Media Nusantara Citra Tbk PT	272,200	26,676
Mitra Keluarga Karyasehat Tbk PT	48,300	7,280
Semen Indonesia Persero Tbk PT	156,500	117,645
Surya Citra Media Tbk PT	350,700	57,022
Telekomunikasi Indonesia Persero Tbk PT	1,957,700	680,231
Tower Bersama Infrastructure Tbk PT	90,900	44,374
Unilever Indonesia Tbk PT	84,300	306,526

Total Indonesia		2,039,892
Ireland – 0.1%
Kingspan Group PLC	1,721	73,204
Italy – 0.6%
Brembo SpA	5,320	90,063
De’ Longhi SpA	2,494	80,314
DiaSorin SpA	502	44,777
Industria Macchine Automatiche SpA	720	68,392
Moncler SpA	1,984	57,277

Total Italy		340,823
Japan – 4.6%
Asahi Intecc Co., Ltd.	500	26,029
Calbee, Inc.(a)	900	31,622
CyberAgent, Inc.(a)	900	26,225
Daikin Industries Ltd.	3,400	344,183
Daito Trust Construction Co., Ltd.	2,000	364,234
DeNA Co., Ltd.	1,000	22,405
Fujitsu General Ltd.	1,000	20,219
GungHo Online Entertainment, Inc.(a)	18,900	51,043
Haseko Corp.	4,500	59,965
Hikari Tsushin, Inc.	900	112,735
Kakaku.com, Inc.(a)	3,500	44,588
Kaken Pharmaceutical Co., Ltd.	1,100	55,897
M3, Inc.	800	22,778
Mixi, Inc.	3,000	144,716
MonotaRO Co., Ltd.(a)	600	16,044
Murata Manufacturing Co., Ltd.	3,000	440,812
Nihon M&A Center, Inc.	600	29,316
Nippon Paint Holdings Co., Ltd.	3,500	118,931
Nitori Holdings Co., Ltd.	600	85,764
Park24 Co., Ltd.	2,600	63,288
Pigeon Corp.	1,500	51,237
Relo Group, Inc.	1,200	27,397
Shimano, Inc.	700	93,217
Start Today Co., Ltd.	2,600	82,344
Sysmex Corp.	1,400	89,300
USS Co., Ltd.	6,700	135,113
Zenkoku Hosho Co., Ltd.	700	29,383

Total Japan		2,588,785
Malaysia – 0.6%
Fraser & Neave Holdings Bhd	5,500	32,121
HAP Seng Consolidated Bhd	64,000	137,928
Nestle Malaysia Bhd	4,500	90,373
Westports Holdings Bhd	112,200	101,239

Total Malaysia		361,661
Mexico – 3.8%
America Movil S.A.B. de C.V. Series L	870,468	774,634
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	4,352	83,063
Grupo Lala S.A.B. de C.V.	16,189	27,458
Grupo Mexico S.A.B. de C.V. Series B	87,189	267,387
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	27,571	56,253

Wal-Mart de Mexico S.A.B. de C.V.	403,823	927,319

Total Mexico		2,136,114
Netherlands – 1.3%
ASML Holding N.V.	4,297	731,761
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	10,040	92,756
Ryman Healthcare Ltd.	8,200	54,951

Total New Zealand		147,707
Norway – 0.4%
Leroy Seafood Group ASA	9,910	63,429
Salmar ASA	3,198	90,392
Veidekke ASA	3,446	43,182

Total Norway		197,003
Philippines – 0.6%
Jollibee Foods Corp.	6,050	29,035
Semirara Mining & Power Corp.	125,400	115,280
SM Prime Holdings, Inc.	205,800	139,565
Universal Robina Corp.	25,130	75,589

Total Philippines		359,469
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	7,425	$146,502

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2017

Investments	Shares	Value
Russia – 3.9%
Magnit PJSC GDR Reg S	7,136	$292,219
MMC Norilsk Nickel PJSC ADR	75,402	1,298,045
Novatek PJSC GDR Reg S	5,045	591,779

Total Russia		2,182,043
Singapore – 0.0%
First Resources Ltd.	11,400	15,867
South Africa – 3.6%
Aspen Pharmacare Holdings Ltd.	3,348	75,276
AVI Ltd.	9,056	65,661
Capitec Bank Holdings Ltd.	1,618	102,942
Discovery Ltd.	9,773	101,809
Distell Group Ltd.	3,949	37,213
Foschini Group Ltd. (The)	10,017	100,708
Life Healthcare Group Holdings Ltd.	20,678	36,295
Mr. Price Group Ltd.	9,762	130,165
Naspers Ltd. Class N	872	188,575
Netcare Ltd.	26,410	46,551
Novus Holdings Ltd.	302	146
Pick n Pay Stores Ltd.	9,358	39,927
Pioneer Foods Group Ltd.	3,005	25,093
PSG Group Ltd.	3,041	52,726
Rand Merchant Investment Holdings Ltd.	41,698	128,066
Resilient REIT Ltd.	15,214	149,948
RMB Holdings Ltd.	68,542	322,342
Shoprite Holdings Ltd.(a)	9,280	142,191
SPAR Group Ltd. (The)	4,115	50,919

Tsogo Sun Holdings Ltd.	26,991	40,499
Woolworths Holdings Ltd.	36,295	160,985

Total South Africa		1,998,037
South Korea – 2.1%
Amorepacific Corp.	134	30,360
Coway Co., Ltd.	1,972	161,844
Hanon Systems	12,202	134,234
Hanssem Co., Ltd.	134	17,725
Hyundai Glovis Co., Ltd.	573	74,042
KEPCO Plant Service & Engineering Co., Ltd.	1,221	44,188
Korea Aerospace Industries Ltd.	169	6,448
LG Household & Health Care Ltd.	62	50,667
NAVER Corp.	34	22,115
NCSoft Corp.	220	89,222
SK Hynix, Inc.	7,649	553,632

Total South Korea		1,184,477
Spain – 4.1%
Almirall S.A.(a)	2,401	24,439
Amadeus IT Group S.A.	6,946	451,553
Atresmedia Corp. de Medios de Comunicacion S.A.	7,568	79,538
Industria de Diseno Textil S.A.	46,510	1,753,168

Total Spain		2,308,698
Sweden – 1.2%
Atlas Copco AB Class B	9,199	355,908
Axfood AB	4,541	77,720
Fabege AB	3,111	63,650
Investment AB Latour Class B	10,448	141,187
Sweco AB Class B	1,556	38,031

Total Sweden		676,496
Switzerland – 3.2%
EMS-Chemie Holding AG Registered Shares	640	425,961
Geberit AG Registered Shares	618	292,586
Partners Group Holding AG	469	318,451
Roche Holding AG Bearer Shares	2,592	660,323
Straumann Holding AG Registered Shares	132	84,853
Temenos Group AG Registered Shares*	308	31,449

Total Switzerland		1,813,623
Taiwan – 10.6%
Delta Electronics, Inc.	67,000	344,677
Eclat Textile Co., Ltd.	6,283	76,352
Feng TAY Enterprise Co., Ltd.	19,440	88,469
Formosa Petrochemical Corp.	323,000	1,113,095
Hotai Motor Co., Ltd.	15,000	172,883
Largan Precision Co., Ltd.	2,000	351,537
MediaTek, Inc.	63,000	591,066
Novatek Microelectronics Corp.	39,000	146,616
Taiwan Semiconductor Manufacturing Co., Ltd.	432,000	3,084,290

Total Taiwan		5,968,985
Thailand – 1.7%
Airports of Thailand PCL NVDR	169,900	300,573
Bangkok Dusit Medical Services PCL NVDR	239,000	146,912
Berli Jucker PCL NVDR	23,600	37,328
Bumrungrad Hospital PCL NVDR	10,400	67,046
Central Pattana PCL NVDR	49,250	115,187
CP ALL PCL	75,256	148,368
Home Product Center PCL NVDR	306,600	112,160
Minor International PCL	18,300	22,361

Total Thailand		949,935
Turkey – 0.8%
Arcelik AS	9,587	61,251
BIM Birlesik Magazalar AS	4,346	90,743
Ford Otomotiv Sanayi AS	15,604	200,091
Tofas Turk Otomobil Fabrikasi AS	14,155	122,917

Total Turkey		475,002
United Kingdom – 16.0%
Abcam PLC	1,810	24,770
Ashtead Group PLC	7,804	188,359
Bellway PLC	4,049	179,104
Berkeley Group Holdings PLC	10,142	505,773
Booker Group PLC	54,692	150,424
British American Tobacco PLC	33,264	2,085,050
Compass Group PLC	31,103	660,575
Croda International PLC	2,181	110,988
Derwent London PLC	2,175	81,531
Diageo PLC	51,958	1,709,972
Domino’s Pizza Group PLC	9,381	39,042
Hargreaves Lansdown PLC	12,410	246,418

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2017

Investments	Shares	Value
Hays PLC	28,819	$73,231
Hikma Pharmaceuticals PLC	1,491	24,225
IG Group Holdings PLC	12,271	105,530
JD Sports Fashion PLC	2,272	11,416
Mediclinic International PLC(a)	3,992	34,813
Merlin Entertainments PLC(b)	12,960	77,463
Moneysupermarket.com Group PLC	15,660	66,813
Persimmon PLC	17,574	608,788
Reckitt Benckiser Group PLC	10,042	917,905
Renishaw PLC	981	62,689
Rightmove PLC	1,018	55,247
Sage Group PLC (The)	17,349	162,585
Sky PLC	62,562	768,017
WH Smith PLC	2,827	76,653

Total United Kingdom		9,027,381
TOTAL COMMON STOCKS (Cost: $45,933,938)		56,021,003
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	1,072	46,096
WisdomTree International Equity Fund(c)	1,268	69,055

TOTAL EXCHANGE-TRADED FUNDS (Cost: $110,606)		115,151
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(d)
(Cost: $674,860)(e)	674,860	$674,860
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $46,719,404)		56,811,014
Other Assets less Liabilities – (0.9)%		(483,959)

NET ASSETS – 100.0%		$56,327,055
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(e)

At September 30, 2017, the total market value of the Fund’s securities on loan was $1,004,936 and the total market value of the collateral held by the Fund was $1,087,089. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $412,229. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/3/2017	15,775	USD	20,108	AUD	$—	$(3)

CURRENCY LEGEND
AUD	Australian dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 11.1%
Abacus Property Group	73,429	$217,789
BWP Trust	75,440	174,622
Charter Hall Group	47,569	200,435
Charter Hall Retail REIT	54,404	168,618
Cromwell Property Group	318,750	238,852
Dexus	99,873	744,471
Goodman Group	129,906	839,909
GPT Group (The)	183,036	712,351
Growthpoint Properties Australia Ltd.(a)	81,270	202,146
Investa Office Fund	59,915	211,555
LendLease Group	52,217	734,219
Mirvac Group	363,715	653,541
Scentre Group	532,116	1,640,872
Shopping Centres Australasia Property Group	89,210	160,297
Stockland	270,086	911,268
Vicinity Centres	496,377	1,036,022
Westfield Corp.	147,386	906,668

Total Australia		9,753,635
Austria – 0.6%
BUWOG AG*	6,681	200,300
CA Immobilien Anlagen AG	6,752	193,968
IMMOFINANZ AG*(a)	64,975	167,760

Total Austria		562,028
Belgium – 0.4%
Befimmo S.A.	3,212	202,658
Cofinimmo S.A.	1,430	183,678

Total Belgium		386,336
Brazil – 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	8,841	204,957
Canada – 4.9%
Allied Properties Real Estate Investment Trust	6,905	219,962
Artis Real Estate Investment Trust	26,594	281,112
Boardwalk Real Estate Investment Trust	6,162	187,277
Canadian Apartment Properties REIT	11,643	314,011
Canadian Real Estate Investment Trust	6,108	225,292
Cominar Real Estate Investment Trust	35,687	387,217
CT Real Estate Investment Trust	6,955	77,244
Dream Office Real Estate Investment Trust	24,583	413,369
First Capital Realty, Inc.(a)	20,839	327,919
Granite Real Estate Investment Trust	6,104	244,375
H&R Real Estate Investment Trust	35,565	612,537
RioCan Real Estate Investment Trust	35,746	683,966
Smart Real Estate Investment Trust	12,912	303,945

Total Canada		4,278,226
Chile – 0.1%
Parque Arauco S.A.	39,426	107,977
China – 17.4%
China Jinmao Holdings Group Ltd.	847,000	426,173
China Overseas Land & Investment Ltd.	674,049	2,191,973
China Resources Land Ltd.	442,000	1,352,478
China South City Holdings Ltd.	504,800	144,123
China Vanke Co., Ltd. Class H	120,200	395,501
CIFI Holdings Group Co., Ltd.	959,900	534,596
Country Garden Holdings Co., Ltd.	1,794,000	2,852,687
Future Land Development Holdings Ltd.	500,000	245,817
Guangzhou R&F Properties Co., Ltd. Class H	275,600	638,657
Guorui Properties Ltd.	200,000	68,368
KWG Property Holding Ltd.	466,500	498,710
Logan Property Holdings Co., Ltd.(a)	518,000	534,533
Longfor Properties Co., Ltd.	482,000	1,215,691
Powerlong Real Estate Holdings Ltd.	312,000	158,982
Red Star Macalline Group Corp., Ltd. Class H(b)	156,600	194,479
Shenzhen Investment Ltd.	916,000	415,154
Shimao Property Holdings Ltd.	476,500	1,033,443
Shui On Land Ltd.	331,000	85,179
Sino-Ocean Group Holding Ltd.	618,200	412,360
Sunac China Holdings Ltd.(a)	308,900	1,413,852
Yuexiu Property Co., Ltd.	1,200,000	244,280
Yuzhou Properties Co., Ltd.	522,000	282,029

Total China		15,339,065
Finland – 0.2%
Citycon Oyj	80,791	212,608
France – 7.3%
Fonciere Des Regions	7,824	812,941
Gecina S.A.	5,252	851,863
ICADE	8,953	798,792
Klepierre S.A.	30,334	1,190,938
Mercialys S.A.	10,136	202,509
Nexity S.A.*	5,777	353,089
Unibail-Rodamco SE	9,116	2,217,353

Total France		6,427,485
Germany – 3.3%
alstria office REIT-AG	13,508	192,987
Deutsche Euroshop AG	4,069	152,633
Deutsche Wohnen SE Bearer Shares	13,252	562,741
LEG Immobilien AG	3,990	403,726
TAG Immobilien AG	12,848	215,986
TLG Immobilien AG	5,607	129,324
Vonovia SE	29,960	1,275,073

Total Germany		2,932,470
Hong Kong – 18.6%
Champion REIT	579,000	399,556
Hang Lung Group Ltd.	80,649	289,629
Hang Lung Properties Ltd.	419,283	995,238
Henderson Land Development Co., Ltd.	258,352	1,711,718
Hui Xian REIT	779,634	357,735
Hysan Development Co., Ltd.	80,115	376,948
I-CABLE Communications Ltd.*	88,889	2,902
Link REIT	176,615	1,431,335
New World Development Co., Ltd.	854,497	1,227,477
Sino Land Co., Ltd.	503,735	884,843

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2017

Investments	Shares	Value
Sun Hung Kai Properties Ltd.	184,810	$3,002,598
Sunlight Real Estate Investment Trust	212,000	137,340
Swire Pacific Ltd. Class A	86,278	837,296
Swire Pacific Ltd. Class B	177,500	307,700
Swire Properties Ltd.	399,541	1,355,555
Wharf Holdings Ltd. (The)	227,872	2,030,534
Wheelock & Co., Ltd.	113,231	796,605
Yuexiu Real Estate Investment Trust	405,000	255,112

Total Hong Kong		16,400,121
Indonesia – 0.1%
Pakuwon Jati Tbk PT	1,207,900	54,705
Ireland – 0.1%
Green REIT PLC	54,453	97,012
Israel – 1.0%
Alony Hetz Properties & Investments Ltd.	10,307	109,413
Amot Investments Ltd.	28,229	156,943
Azrieli Group Ltd.	5,371	298,305
Gazit-Globe Ltd.	18,527	178,368
Melisron Ltd.	2,786	134,781

Total Israel		877,810
Italy – 0.2%
Beni Stabili SpA SIIQ	235,021	203,936
Japan – 6.5%
Aeon Mall Co., Ltd.	9,330	166,020
Daito Trust Construction Co., Ltd.	5,100	928,797
Daiwa House Industry Co., Ltd.	47,300	1,632,484
Hulic Co., Ltd.	28,200	276,326
Leopalace21 Corp.	22,800	158,799
Mitsubishi Estate Co., Ltd.	29,589	514,288
Mitsui Fudosan Co., Ltd.	34,208	741,505
Nomura Real Estate Holdings, Inc.	15,965	340,106
NTT Urban Development Corp.	16,100	160,192
Open House Co., Ltd.	3,700	129,179
Sumitomo Realty & Development Co., Ltd.	9,279	280,682
Tokyo Tatemono Co., Ltd.	11,600	148,291
Tokyu Fudosan Holdings Corp.	36,868	222,390

Total Japan		5,699,059
Malaysia – 1.5%
IGB Real Estate Investment Trust	382,200	158,402
IOI Properties Group Bhd	360,675	172,543
KLCCP Stapled Group	167,200	316,779
Pavilion Real Estate Investment Trust	201,100	83,345
SP Setia Bhd Group	319,355	275,300
Sunway Bhd	352,965	153,808
Sunway Real Estate Investment Trust	358,496	146,030

Total Malaysia		1,306,207
Mexico – 1.3%
Concentradora Fibra Danhos S.A. de C.V.	175,025	300,620
Fibra Uno Administracion S.A. de C.V.	368,900	624,068
PLA Administradora Industrial S de RL de C.V.*	56,823	98,255
Prologis Property Mexico S.A. de C.V.	81,217	161,815

Total Mexico		1,184,758
Netherlands – 0.6%
Eurocommercial Properties N.V. CVA	5,185	$221,773
Wereldhave N.V.	5,959	281,120

Total Netherlands		502,893
New Zealand – 0.5%
Goodman Property Trust(a)	155,622	143,999
Kiwi Property Group Ltd.	143,040	139,595
Precinct Properties New Zealand Ltd.	124,779	115,008

Total New Zealand		398,602
Norway – 0.3%
Entra ASA(b)	21,975	300,903
Philippines – 1.1%
Ayala Land, Inc.	406,700	348,260
Megaworld Corp.	833,000	85,761
Robinsons Land Corp.	124,700	62,105
SM Prime Holdings, Inc.	527,475	357,710
Vista Land & Lifescapes, Inc.	628,100	78,637

Total Philippines		932,473
Russia – 0.2%
LSR Group PJSC GDR Reg S	71,895	211,371
Singapore – 9.0%
Ascendas Real Estate Investment Trust	474,884	930,219
Ascott Residence Trust	218,388	188,966
CapitaLand Commercial Trust	348,435	424,655
CapitaLand Ltd.	273,789	721,797
CapitaLand Mall Trust	423,486	623,714
CapitaLand Retail China Trust	126,400	149,396
CDL Hospitality Trusts	179,500	214,139
City Developments Ltd.	37,703	314,573
Frasers Centrepoint Ltd.	119,500	183,921
Frasers Centrepoint Trust	120,800	187,700
Global Logistic Properties Ltd.	339,200	824,301
GuocoLand Ltd.(a)	75,600	126,376
Keppel REIT	418,300	363,485
Mapletree Commercial Trust	269,592	301,763
Mapletree Greater China Commercial Trust	418,100	355,614
Mapletree Industrial Trust	259,218	357,917
Mapletree Logistics Trust	389,287	355,474
Parkway Life Real Estate Investment Trust	70,200	139,578
SPH REIT	331,200	243,897
Starhill Global REIT	318,484	178,245
Suntec Real Estate Investment Trust	318,128	436,915
UOL Group Ltd.	47,900	286,423

Total Singapore		7,909,068
South Africa – 2.9%
Fortress Income Fund Ltd.	94,135	270,152
Fortress Income Fund Ltd. Class A	189,993	242,724
Growthpoint Properties Ltd.	446,293	803,179
Hyprop Investments Ltd.	29,323	229,589
Redefine Properties Ltd.	772,465	611,565
Resilient REIT Ltd.	37,522	369,815

Total South Africa		2,527,024

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2017

Investments	Shares	Value
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.	16,112	$159,886
Merlin Properties Socimi S.A.	6,579	91,154

Total Spain		251,040
Sweden – 1.4%
Castellum AB	15,159	237,348
Fabege AB	8,857	181,212
Hemfosa Fastigheter AB	15,116	191,674
Hufvudstaden AB Class A	10,571	180,018
Klovern AB Class B	58,285	77,477
Kungsleden AB	14,582	100,133
Wallenstam AB Class B(a)	16,442	163,365
Wihlborgs Fastigheter AB	5,756	140,474

Total Sweden		1,271,701
Switzerland – 1.1%
PSP Swiss Property AG Registered Shares	3,586	330,582
Swiss Prime Site AG Registered Shares*	6,937	624,086

Total Switzerland		954,668
Taiwan – 0.5%
Highwealth Construction Corp.	306,110	406,309
Thailand – 1.1%
Central Pattana PCL NVDR	118,674	277,558
Land & Houses PCL NVDR	1,942,811	576,727
Supalai PCL NVDR	163,000	113,391

Total Thailand		967,676
United Kingdom – 5.6%
Assura PLC	154,019	129,563
Big Yellow Group PLC	13,365	135,739
British Land Co. PLC (The)	112,498	908,616
Derwent London PLC	4,758	178,357
Great Portland Estates PLC	12,274	100,616
Hammerson PLC	72,180	520,032
Hansteen Holdings PLC	87,048	161,167
Intu Properties PLC(a)	146,603	453,370
Land Securities Group PLC	60,958	795,354
Londonmetric Property PLC	92,958	207,280
NewRiver REIT PLC	32,369	147,090
Savills PLC	12,001	149,982
Segro PLC	66,217	476,183
Shaftesbury PLC	9,835	134,063
Tritax Big Box REIT PLC	81,197	155,128
Unite Group PLC (The)	14,615	134,806
Workspace Group PLC	9,518	113,332

Total United Kingdom		4,900,678
TOTAL COMMON STOCKS (Cost: $77,881,909)		87,562,801
RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand Commercial Trust, expiring 10/19/17*	57,840	12,437
Mapletree Logistics Trust, expiring 10/4/17*	37,489	2,623

TOTAL RIGHTS (Cost: $0)		15,060
WARRANTS – 0.0%
Malaysia – 0.0%
Sunway Bhd, expiring 10/3/24*	45,381	0
Thailand – 0.0%
Supalai PCL, expiring 10/19/18*	39,250	22,597
TOTAL WARRANTS (Cost: $18,415)		22,597
EXCHANGE-TRADED NOTE – 0.1%
United States – 0.1%
iPath MSCI India Index ETN* (Cost: $31,740)	467	36,949
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $1,999,632)(d)	1,999,632	1,999,632
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $79,931,696)		89,637,039
Other Assets less Liabilities – (1.8)%		(1,568,189)

NET ASSETS – 100.0%		$88,068,850

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $2,384,208 and the total market value of the collateral held by the Fund was $2,532,756. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $533,124.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2017	4,972	SGD	4,550	CAD	$24	$—
State Street Bank and Trust	10/2/2017	4,043	SGD	2,526	EUR	—	(9)
State Street Bank and Trust	10/2/2017	4,407	SGD	11,457	ILS	2	—
State Street Bank and Trust	10/2/2017	3,917	SGD	3,989	NZD	1	—
State Street Bank and Trust	10/2/2017	5,178	SGD	30,997	SEK	16	—
State Street Bank and Trust	10/2/2017	11,900	SGD	8,764	USD	—	(1)
State Street Bank and Trust	10/2/2017	8,707	SGD	86,693	ZAR	—	(9)
						$43	$(19)

CURRENCY LEGEND
CAD	Canadian dollar
EUR	Euro
ILS	Israeli New shekel
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Australia – 3.1%
AGL Energy Ltd.	3,691	$67,683
Alumina Ltd.	15,152	26,156
Amcor Ltd.	7,092	84,640
AMP Ltd.	8,872	33,624
ASX Ltd.	1,449	59,611
Aurizon Holdings Ltd.	12,260	47,137
Australia & New Zealand Banking Group Ltd.	14,995	348,268
Bank of Queensland Ltd.	4,157	42,338
Bendigo & Adelaide Bank Ltd.	3,904	35,565
CIMIC Group Ltd.	1,968	68,269
Commonwealth Bank of Australia	7,883	465,451
Crown Resorts Ltd.	3,317	29,436
Insurance Australia Group Ltd.	13,814	69,045
Macquarie Group Ltd.	1,646	117,426
National Australia Bank Ltd.	15,041	371,760
Rio Tinto Ltd.	1,214	63,374
Sonic Healthcare Ltd.	2,812	46,136
Suncorp Group Ltd.	7,824	80,115
Tabcorp Holdings Ltd.	8,329	27,906
Tatts Group Ltd.	19,406	60,603
Telstra Corp., Ltd.	75,153	205,801
Wesfarmers Ltd.	5,158	167,272
Westpac Banking Corp.	16,259	407,223
Woodside Petroleum Ltd.	2,929	66,879
Woolworths Ltd.	4,906	97,046

Total Australia		3,088,764
Austria – 0.1%
Oesterreichische Post AG	767	35,417
OMV AG	1,869	108,908
Vienna Insurance Group AG Wiener Versicherung Gruppe	278	8,220

Total Austria		152,545
Belgium – 0.3%
Ageas	1,337	62,844
Cofinimmo S.A.	320	41,103
Elia System Operator S.A./N.V.	1,023	59,248
Proximus SADP	1,831	63,109
Solvay S.A.	404	60,370

Total Belgium		286,674
Brazil – 0.7%
B3 SA – Brasil Bolsa Balcao	7,708	58,362
Banco Bradesco S.A.	8,719	92,065
Banco do Brasil S.A.	9,627	106,218
Banco Santander Brasil S.A.	11,023	96,320
BB Seguridade Participacoes S.A.	6,129	55,474
CCR S.A.	6,406	35,866
Engie Brasil Energia S.A.	7,921	90,775
Itau Unibanco Holding S.A.	6,871	83,413
JBS S.A.	6,186	16,623
Porto Seguro S.A.	1,731	20,614
Transmissora Alianca de Energia Eletrica S.A.	3,920	27,574

Total Brazil		683,304
Canada – 3.3%
Agrium, Inc.	695	74,310
AltaGas Ltd.	1,666	38,285
Bank of Montreal	2,884	217,756
Bank of Nova Scotia (The)	4,558	292,289
BCE, Inc.	4,530	211,749
Canadian Imperial Bank of Commerce	1,886	164,630
CI Financial Corp.	2,088	45,562
Crescent Point Energy Corp.(a)	2,498	20,014
Enbridge, Inc.	9,121	380,112
Great-West Lifeco, Inc.	3,867	111,033
Keyera Corp.	1,270	38,730
Manulife Financial Corp.	4,881	98,779
National Bank of Canada	1,231	59,106
Pembina Pipeline Corp.	1,828	63,991
Peyto Exploration & Development Corp.(a)	804	13,114
Potash Corp. of Saskatchewan, Inc.	5,357	102,887
Power Corp. of Canada	2,104	53,347
Power Financial Corp.	2,837	78,510
Rogers Communications, Inc. Class B	2,065	106,234
Royal Bank of Canada	5,275	407,187
Shaw Communications, Inc. Class B	1,970	45,239
TELUS Corp.	2,420	86,842
Toronto-Dominion Bank (The)	6,032	338,822
TransCanada Corp.(a)	2,677	132,004
Veresen, Inc.	2,730	40,863

Total Canada		3,221,395
Chile – 0.3%
AES Gener S.A.	92,315	32,345
Banco de Chile	753,096	115,039
Banco Santander Chile	1,391,739	103,630
Enel Chile S.A.	116,688	14,248

Total Chile		265,262
China – 2.4%
Agricultural Bank of China Ltd. Class H	167,074	74,866
Bank of China Ltd. Class H	409,366	201,782
Bank of Communications Co., Ltd. Class H	157,125	114,665
China Construction Bank Corp. Class H	979,536	812,654
China Everbright Bank Co., Ltd. Class H	79,000	36,513
China Jinmao Holdings Group Ltd.	91,447	46,012
China Merchants Bank Co., Ltd. Class H	18,527	65,111
China Power International Development Ltd.	69,224	22,777
China Resources Power Holdings Co., Ltd.	29,575	53,389
China Vanke Co., Ltd. Class H	8,000	26,323
China Zhongwang Holdings Ltd.(a)	38,800	19,821
CNOOC Ltd.	139,415	179,920
Country Garden Holdings Co., Ltd.	85,000	135,161
Huaneng Power International, Inc. Class H	122,137	75,527
Industrial & Commercial Bank of China Ltd. Class H	382,000	283,662
Lenovo Group Ltd.	62,000	34,212

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Shenzhen Investment Ltd.	60,000	$27,193
Shimao Property Holdings Ltd.	30,000	65,065
Sihuan Pharmaceutical Holdings Group Ltd.	45,000	16,362
Sino-Ocean Group Holding Ltd.	50,775	33,869
Sun Art Retail Group Ltd.	37,000	34,344
Yangzijiang Shipbuilding Holdings Ltd.	50,000	52,653

Total China		2,411,881
Czech Republic – 0.2%
CEZ AS	3,650	73,263
Komercni Banka AS	1,475	64,406
O2 Czech Republic AS	1,772	21,761

Total Czech Republic		159,430
Denmark – 0.1%
Danske Bank A/S	2,313	92,523
Tryg A/S	1,682	38,852

Total Denmark		131,375
Finland – 0.8%
Elisa Oyj	2,160	93,000
Fortum Oyj	5,305	105,927
Kesko Oyj Class B	830	44,518
Metso Oyj	950	34,861
Nokia Oyj	32,755	196,712
Nokian Renkaat Oyj	798	35,500
Sampo Oyj Class A	3,023	159,820
Stora Enso Oyj Class R	4,822	68,122
UPM-Kymmene Oyj	3,345	90,676

Total Finland		829,136
France – 4.8%
Amundi S.A.(b)	417	34,666
AXA S.A.	11,966	362,001
BNP Paribas S.A.	4,305	347,349
Bouygues S.A.	1,768	83,919
Casino Guichard Perrachon S.A.	955	56,653
CNP Assurances	2,816	66,016
Credit Agricole S.A.	12,667	230,314
Edenred	686	18,653
Electricite de France S.A.	24,505	297,665
Engie S.A.	19,089	324,288
Eutelsat Communications S.A.	1,627	48,201
ICADE	554	49,428
Lagardere SCA	1,146	38,375
Metropole Television S.A.	1,619	37,447
Natixis S.A.	17,558	140,525
Orange S.A.	14,933	244,681
Sanofi	5,823	578,320
SCOR SE	1,829	76,706
Societe Generale S.A.	3,722	217,961
Suez	2,511	45,849
TOTAL S.A.	15,212	817,266
Unibail-Rodamco SE	529	128,673
Veolia Environnement S.A.	1,846	42,665
Vivendi S.A.	16,517	418,255

Total France		4,705,876
Germany – 3.3%
Allianz SE Registered Shares	1,995	$447,995
Axel Springer SE	367	23,589
BASF SE	3,599	383,096
Bayerische Motoren Werke AG	2,521	255,801
CECONOMY AG	1,283	15,112
Daimler AG Registered Shares	5,534	441,408
Deutsche Lufthansa AG Registered Shares	3,316	92,163
Deutsche Telekom AG Registered Shares	16,106	300,554
E.ON SE	16,194	183,328
Evonik Industries AG	1,909	68,201
Freenet AG	1,312	43,879
Hugo Boss AG	561	49,469
K+S AG Registered Shares	1,562	42,564
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	929	198,676
ProSiebenSat.1 Media SE	1,089	37,123
Siemens AG Registered Shares	3,745	527,739
Telefonica Deutschland Holding AG	19,998	112,251

Total Germany		3,222,948
Hong Kong – 0.9%
BOC Hong Kong Holdings Ltd.	41,500	201,637
CLP Holdings Ltd.	8,500	87,114
CP Pokphand Co., Ltd.	118,000	9,518
Hang Lung Properties Ltd.	13,472	31,978
Hang Seng Bank Ltd.	7,400	180,388
Hopewell Holdings Ltd.	8,500	33,083
Hysan Development Co., Ltd.	6,000	28,231
I-CABLE Communications Ltd.*	1,807	59
New World Development Co., Ltd.	44,423	63,813
PCCW Ltd.	14,000	7,582
Power Assets Holdings Ltd.	7,000	60,628
Sino Land Co., Ltd.	26,000	45,671
SJM Holdings Ltd.	50,000	45,771
Swire Pacific Ltd. Class A	5,500	53,375
Wharf Holdings Ltd. (The)	6,519	58,090

Total Hong Kong		906,938
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	6,112	69,777
Indonesia – 0.1%
Gudang Garam Tbk PT	4,700	22,961
Perusahaan Gas Negara Persero Tbk	134,200	15,692
United Tractors Tbk PT	18,500	43,953

Total Indonesia		82,606
Israel – 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	27,162	38,837
Israel Chemicals Ltd.	6,274	27,848

Total Israel		66,685
Italy – 1.7%
ACEA SpA	1,506	23,359
Assicurazioni Generali SpA	7,432	138,469
Atlantia SpA	3,295	104,045

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Azimut Holding SpA	765	$16,550
Banca Generali SpA	1,059	36,745
Banca Mediolanum SpA	3,954	34,591
Enel SpA	40,554	244,269
Eni SpA	21,156	350,148
Hera SpA	14,479	45,531
Intesa Sanpaolo SpA	87,873	310,819
Mediobanca SpA	1,875	20,127
Poste Italiane SpA(b)	5,760	42,423
Snam SpA	22,135	106,661
Societa Iniziative Autostradali e Servizi SpA	1,242	19,837
Telecom Italia SpA RSP	30,074	22,612
Terna Rete Elettrica Nazionale SpA	11,273	65,862
Unione di Banche Italiane SpA	5,877	30,473
UnipolSai Assicurazioni SpA	26,347	61,547

Total Italy		1,674,068
Japan – 3.7%
Amada Holdings Co., Ltd.	2,600	28,526
Aozora Bank Ltd.	833	31,677
Bridgestone Corp.	3,100	140,617
Canon, Inc.	7,400	252,770
Chugoku Electric Power Co., Inc. (The)(a)	2,700	28,663
Daiwa Securities Group, Inc.	12,601	71,342
Hino Motors Ltd.	3,000	36,672
Hokuriku Electric Power Co.(a)	3,800	31,868
ITOCHU Corp.	9,542	156,229
Japan Airlines Co., Ltd.	1,700	57,510
Japan Post Holdings Co., Ltd.(a)	13,000	153,485
JXTG Holdings, Inc.	20,250	104,142
Kawasaki Heavy Industries Ltd.	700	23,195
Konica Minolta, Inc.(a)	3,100	25,447
Marubeni Corp.	6,669	45,530
Mitsubishi UFJ Financial Group, Inc.	37,100	240,829
Mitsui & Co., Ltd.	6,658	98,363
Mixi, Inc.	400	19,296
Mizuho Financial Group, Inc.	72,600	127,122
MS&AD Insurance Group Holdings, Inc.	1,400	45,060
Nissan Motor Co., Ltd.	20,300	200,989
NSK Ltd.	2,600	35,039
Oracle Corp.	1,500	117,799
Resona Holdings, Inc.	13,500	69,320
Ricoh Co., Ltd.	4,100	39,847
Sankyo Co., Ltd.	800	25,514
Showa Shell Sekiyu K.K.	1,200	13,805
Sony Financial Holdings, Inc.	1,100	18,039
Subaru Corp.	3,200	115,418
Sumitomo Corp.	5,886	84,631
Sumitomo Mitsui Financial Group, Inc.	4,400	168,862
Sumitomo Mitsui Trust Holdings, Inc.	900	32,469
Sumitomo Rubber Industries Ltd.	1,300	23,814
T&D Holdings, Inc.	1,600	23,219
Takeda Pharmaceutical Co., Ltd.	3,200	176,652
Toyota Motor Corp.	12,500	745,125

Total Japan		3,608,885
Malaysia – 0.4%
AMMB Holdings Bhd	45,900	$47,394
Astro Malaysia Holdings Bhd	23,800	15,895
Axiata Group Bhd	28,601	35,493
British American Tobacco Malaysia Bhd	1,700	17,610
DiGi.Com Bhd	71,100	82,508
Malayan Banking Bhd	36,300	81,927
Maxis Bhd	32,000	43,955
MISC Bhd	8,800	15,214
Sime Darby Bhd	7,100	15,167
YTL Power International Bhd	36,051	11,697

Total Malaysia		366,860
Mexico – 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,835	11,905
Wal-Mart de Mexico S.A.B. de C.V.	68,621	157,578

Total Mexico		169,483
Netherlands – 0.6%
ABN AMRO Group N.V. CVA(b)	2,335	69,950
Aegon N.V.	13,583	79,133
Boskalis Westminster	679	23,740
ING Groep N.V.	18,595	342,935
NN Group N.V.	1,561	65,346
Randstad Holding N.V.	831	51,419

Total Netherlands		632,523
New Zealand – 0.1%
Fletcher Building Ltd.	3,684	21,279
Mercury NZ Ltd.	12,652	31,005
Meridian Energy Ltd.	15,189	31,239
Spark New Zealand Ltd.	23,748	62,661

Total New Zealand		146,184
Norway – 0.8%
DNB ASA	3,932	79,279
Gjensidige Forsikring ASA	2,211	38,497
Statoil ASA	17,723	354,669
Telenor ASA	8,915	188,597
Yara International ASA	1,941	86,976

Total Norway		748,018
Philippines – 0.2%
Aboitiz Power Corp.	36,900	31,126
DMCI Holdings, Inc.	62,500	19,193
Energy Development Corp.	136,600	15,112
Globe Telecom, Inc.	440	17,756
Manila Electric Co.	7,850	43,732
PLDT, Inc.	1,255	41,208

Total Philippines		168,127
Poland – 0.2%
Bank Handlowy w Warszawie S.A.	1,818	34,475
Bank Pekao S.A.	1,045	36,707
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,891	27,747
Powszechny Zaklad Ubezpieczen S.A.	5,252	66,300

Total Poland		165,229

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Portugal – 0.2%
EDP – Energias de Portugal S.A.	22,460	$84,569
Galp Energia, SGPS, S.A.	3,107	55,078
Navigator Co. S.A. (The)	8,604	41,948

Total Portugal		181,595
Russia – 1.4%
Gazprom Neft PJSC ADR	4,075	80,277
Gazprom PJSC ADR	58,024	243,121
Lukoil PJSC ADR	4,751	251,470
MegaFon PJSC GDR Reg S	6,974	80,131
MMC Norilsk Nickel PJSC ADR	10,218	175,903
Mobile TeleSystems PJSC ADR	11,706	122,211
Novolipetsk Steel PJSC GDR	5,092	115,843
PhosAgro PJSC GDR Reg S	3,157	44,987
Rosneft Oil Co. PJSC GDR Reg S	29,299	162,756
RusHydro PJSC ADR	13,669	19,615
Severstal PJSC GDR Reg S	6,642	99,298
Sistema PJSC FC GDR Reg S	1,585	7,608

Total Russia		1,403,220
Singapore – 0.8%
DBS Group Holdings Ltd.	8,800	134,921
Frasers Centrepoint Ltd.	31,900	49,097
Hutchison Port Holdings Trust	79,700	34,271
Keppel Corp., Ltd.	8,300	39,668
Oversea-Chinese Banking Corp., Ltd.	21,603	177,539
Singapore Airlines Ltd.	10,000	73,935
Singapore Telecommunications Ltd.	86,900	235,496
StarHub Ltd.(a)	11,700	22,401
United Overseas Bank Ltd.	4,513	78,100

Total Singapore		845,428
South Africa – 0.8%
Barclays Africa Group Ltd.	3,439	35,402
FirstRand Ltd.	21,763	83,861
Foschini Group Ltd. (The)	2,713	27,276
Hyprop Investments Ltd.	4,381	34,302
Imperial Holdings Ltd.	2,016	28,552
MMI Holdings Ltd.(a)	14,100	18,118
MTN Group Ltd.	16,206	149,284
Nedbank Group Ltd.	3,075	46,150
RMB Holdings Ltd.	7,324	34,443
Sanlam Ltd.	11,848	59,369
Sasol Ltd.	2,537	69,707
Standard Bank Group Ltd.	2,570	30,037
Telkom S.A. SOC Ltd.	3,900	17,125
Truworths International Ltd.	4,136	23,663
Vodacom Group Ltd.	7,737	92,334

Total South Africa		749,623
South Korea – 0.3%
Korea Electric Power Corp.	3,554	121,016
POSCO	359	99,361
SK Telecom Co., Ltd.	389	86,607

Total South Korea		306,984
Spain – 2.6%
Abertis Infraestructuras S.A.	6,497	$131,341
Acerinox S.A.(a)	2,737	39,475
ACS Actividades de Construccion y Servicios S.A.	1,837	68,094
Atresmedia Corp. de Medios de Comunicacion S.A.	1,046	10,993
Banco Bilbao Vizcaya Argentaria S.A.	29,685	265,343
Banco de Sabadell S.A.	22,698	47,388
Banco Santander S.A.	68,586	478,953
Bankia S.A.	5,190	25,033
CaixaBank S.A.	25,941	130,030
Enagas S.A.	1,792	50,473
Endesa S.A.	5,481	123,599
Ferrovial S.A.	1,835	40,404
Gas Natural SDG S.A.	5,351	118,485
Iberdrola S.A.	35,716	277,492
Mapfre S.A.	13,773	44,842
Mediaset Espana Comunicacion S.A.	3,047	34,412
Red Electrica Corp. S.A.	3,436	72,223
Repsol S.A.	8,170	150,577
Tecnicas Reunidas S.A.	422	13,343
Telefonica S.A.	42,084	457,317

Total Spain		2,579,817
Sweden – 1.3%
Hennes & Mauritz AB Class B	5,426	140,264
Nordea Bank AB	24,706	334,161
Skandinaviska Enskilda Banken AB Class A	12,690	166,819
Skanska AB Class B	3,529	81,585
SKF AB Class B	1,757	38,208
Svenska Handelsbanken AB Class A	7,703	115,984
Swedbank AB Class A	5,986	165,154
Telefonaktiebolaget LM Ericsson Class B	25,527	146,269
Telia Co. AB	26,777	125,842

Total Sweden		1,314,286
Switzerland – 2.5%
ABB Ltd. Registered Shares	8,418	208,275
Adecco Group AG Registered Shares	620	48,313
Baloise Holding AG Registered Shares	740	117,164
Credit Suisse Group AG Registered Shares*	9,455	149,799
Kuehne + Nagel International AG Registered Shares	736	136,384
Novartis AG Registered Shares	9,608	823,174
STMicroelectronics N.V.	5,061	97,824
Sulzer AG Registered Shares	383	45,282
Swiss Re AG	1,450	131,423
Swisscom AG Registered Shares	317	162,562
UBS Group AG Registered Shares*	18,435	315,316
Zurich Insurance Group AG	852	260,108

Total Switzerland		2,495,624
Taiwan – 1.7%
Advanced Semiconductor Engineering, Inc.	40,173	49,150
Asia Cement Corp.	15,514	13,685
Asustek Computer, Inc.	5,486	45,138
Catcher Technology Co., Ltd.	3,000	27,948

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Cathay Financial Holding Co., Ltd.	53,000	$84,243
Cheng Shin Rubber Industry Co., Ltd.	8,197	16,408
China Development Financial Holding Corp.	143,000	42,913
Chunghwa Telecom Co., Ltd.	32,000	110,276
Compal Electronics, Inc.	25,000	17,766
CTBC Financial Holding Co., Ltd.	99,480	62,331
Far Eastern New Century Corp.	3,994	3,161
First Financial Holding Co., Ltd.	79,391	50,922
Formosa Chemicals & Fibre Corp.	14,000	42,567
Formosa Petrochemical Corp.	32,000	110,276
Formosa Plastics Corp.	16,000	48,437
Fubon Financial Holding Co., Ltd.	58,195	90,774
Hon Hai Precision Industry Co., Ltd.	72,500	251,039
MediaTek, Inc.	9,389	88,088
Mega Financial Holding Co., Ltd.	86,941	67,949
Nan Ya Plastics Corp.	31,000	76,365
Nanya Technology Corp.	17,686	50,041
Novatek Microelectronics Corp.	3,000	11,278
Pegatron Corp.	16,680	43,290
Quanta Computer, Inc.	25,210	58,029
Siliconware Precision Industries Co., Ltd.	18,000	28,789
SinoPac Financial Holdings Co., Ltd.	90,666	27,148
Taiwan Mobile Co., Ltd.	16,800	59,834
United Microelectronics Corp.	86,000	42,966
Yuanta Financial Holding Co., Ltd.	101,000	43,466

Total Taiwan		1,664,277
Thailand – 0.4%
Advanced Info Service PCL NVDR	8,300	47,535
Glow Energy PCL NVDR	13,500	36,128
Intouch Holdings PCL NVDR	28,171	48,571
Krung Thai Bank PCL NVDR	33,400	18,828
Land & Houses PCL NVDR	139,200	41,322
PTT Exploration & Production PCL NVDR	16,600	44,549
PTT Global Chemical PCL NVDR	22,636	52,263
Siam Commercial Bank PCL (The) NVDR	17,600	80,743

Total Thailand		369,939
Turkey – 0.2%
Eregli Demir ve Celik Fabrikalari TAS	15,273	33,199
Ford Otomotiv Sanayi AS	6,437	82,542
Tupras Turkiye Petrol Rafinerileri AS	3,853	131,753

Total Turkey		247,494
United Kingdom – 7.4%
Admiral Group PLC	1,272	31,009
AstraZeneca PLC	6,121	406,916
Aviva PLC	15,256	105,309
BAE Systems PLC	20,260	171,653
Barratt Developments PLC	5,136	42,343
Berkeley Group Holdings PLC	1,409	70,266
BP PLC	143,804	920,877
Capita PLC	3,628	27,501
Centrica PLC	30,413	76,303
Direct Line Insurance Group PLC	4,633	22,601
Dunelm Group PLC	1,148	10,897
easyJet PLC	2,977	48,608
GlaxoSmithKline PLC	31,230	623,677
HSBC Holdings PLC	103,995	1,028,438
IG Group Holdings PLC	3,687	31,708
Imperial Brands PLC	5,035	215,086
Inmarsat PLC	4,197	36,235
Intu Properties PLC(a)	5,497	16,999
ITV PLC	41,263	96,715
J Sainsbury PLC	15,615	49,840
Legal & General Group PLC	35,995	125,513
Lloyds Banking Group PLC	237,895	216,175
Man Group PLC	16,867	37,995
Marks & Spencer Group PLC	10,945	51,894
National Grid PLC	21,004	260,552
NEX Group PLC	3,991	35,447
Next PLC	994	70,147
Old Mutual PLC	24,315	63,352
Pearson PLC	5,418	44,487
Pennon Group PLC	2,519	26,936
Persimmon PLC	2,035	70,495
Rio Tinto PLC	6,765	315,219
Royal Dutch Shell PLC Class A	32,337	975,510
Royal Mail PLC	6,983	35,995
Severn Trent PLC	1,718	50,087
Sky PLC	8,511	104,482
SSE PLC	7,175	134,480
Standard Life Aberdeen PLC	17,062	99,233
TalkTalk Telecom Group PLC(a)	8,095	22,775
Tate & Lyle PLC	2,100	18,271
TechnipFMC PLC*	1,598	44,235
United Utilities Group PLC	5,367	61,529
Vodafone Group PLC	155,711	436,203
William Hill PLC	2,507	8,490

Total United Kingdom		7,342,483
United States – 51.6%
AbbVie, Inc.	14,014	1,245,284
AES Corp.	6,165	67,938
Alliant Energy Corp.	1,619	67,302
Altria Group, Inc.	16,038	1,017,130
Ameren Corp.	2,298	132,916
American Campus Communities, Inc.	831	36,689
American Eagle Outfitters, Inc.	1,935	27,671
American Electric Power Co., Inc.	3,983	279,766
Ameriprise Financial, Inc.	745	110,640
Apple Hospitality REIT, Inc.	1,003	18,967
AT&T, Inc.	67,135	2,629,678
AvalonBay Communities, Inc.	570	101,699
Avangrid, Inc.	2,688	127,465
B&G Foods, Inc.(a)	500	15,925
BB&T Corp.	2,739	128,569
Best Buy Co., Inc.	2,185	124,458
BGC Partners, Inc. Class A	1,271	18,391
Boeing Co. (The)	4,652	1,182,585

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Brandywine Realty Trust	3,095	$54,132
CA, Inc.	2,878	96,068
Camden Property Trust	832	76,086
Caterpillar, Inc.	5,056	630,534
CBL & Associates Properties, Inc.(a)	4,015	33,686
CenterPoint Energy, Inc.	4,883	142,632
CenturyLink, Inc.(a)	10,588	200,113
CF Industries Holdings, Inc.	3,053	107,343
Chevron Corp.	18,056	2,121,580
Cinemark Holdings, Inc.	873	31,611
Cisco Systems, Inc.	36,924	1,241,754
CME Group, Inc.	3,177	431,055
CMS Energy Corp.	1,607	74,436
Coach, Inc.	2,770	111,576
Coca-Cola Co. (The)	31,371	1,412,009
Colony NorthStar, Inc. Class A	4,779	60,024
Columbia Property Trust, Inc.	1,408	30,652
Compass Minerals International, Inc.(a)	437	28,361
ConocoPhillips	10,023	501,651
Consolidated Edison, Inc.	2,508	202,345
Covanta Holding Corp.	2,001	29,715
Cracker Barrel Old Country Store, Inc.(a)	122	18,498
Crown Castle International Corp.	2,626	262,548
Cullen/Frost Bankers, Inc.	670	63,596
Cummins, Inc.	1,144	192,226
Cypress Semiconductor Corp.	3,660	54,973
Darden Restaurants, Inc.	999	78,701
DDR Corp.	3,169	29,028
Deere & Co.	2,086	261,981
Digital Realty Trust, Inc.	1,241	146,848
Dominion Energy, Inc.	4,630	356,186
Domtar Corp.	553	23,995
DowDuPont, Inc.	8,658	599,393
DTE Energy Co.	1,249	134,093
Duke Energy Corp.	6,546	549,340
Emerson Electric Co.	5,646	354,795
Entergy Corp.	2,173	165,930
EPR Properties	1,121	78,179
Equity Residential	1,635	107,796
Eversource Energy	2,110	127,528
Exelon Corp.	7,710	290,436
Extended Stay America, Inc.	2,444	48,880
Extra Space Storage, Inc.	653	52,188
Exxon Mobil Corp.	32,256	2,644,347
FirstEnergy Corp.	4,256	131,213
Flowers Foods, Inc.	1,793	33,726
Ford Motor Co.	43,323	518,576
Frontier Communications Corp.	1,855	21,870
GameStop Corp. Class A	1,434	29,626
Gaming and Leisure Properties, Inc.	1,769	65,258
Gap, Inc. (The)	2,985	88,147
General Electric Co.	67,880	1,641,338
General Mills, Inc.	3,646	188,717
General Motors Co.	15,745	635,783
Great Plains Energy, Inc.	2,081	63,054
H&R Block, Inc.	1,723	45,625
Hancock Holding Co.	943	45,688
Hawaiian Electric Industries, Inc.	1,386	46,251
HCP, Inc.	5,363	149,252
Helmerich & Payne, Inc.(a)	1,255	65,398
Highwoods Properties, Inc.	1,054	54,903
HollyFrontier Corp.	2,549	91,688
Hospitality Properties Trust	2,207	62,877
Host Hotels & Resorts, Inc.	7,474	138,194
HP, Inc.	13,172	262,913
HSN, Inc.	590	23,040
Huntsman Corp.	2,952	80,944
International Business Machines Corp.	7,486	1,086,069
International Paper Co.	3,123	177,449
Iron Mountain, Inc.	2,816	109,542
Kimberly-Clark Corp.	2,233	262,779
Kimco Realty Corp.	3,535	69,109
Kinder Morgan, Inc.	20,941	401,648
KLA-Tencor Corp.	998	105,788
Kohl’s Corp.	1,950	89,018
L Brands, Inc.	1,937	80,599
Lamar Advertising Co. Class A	1,073	73,533
Las Vegas Sands Corp.	9,076	582,316
LaSalle Hotel Properties	1,189	34,505
Leggett & Platt, Inc.	908	43,339
Liberty Property Trust	1,980	81,299
LPL Financial Holdings, Inc.	384	19,803
Macerich Co. (The)	1,070	58,818
Macquarie Infrastructure Corp.	836	60,342
Macy’s, Inc.	2,908	63,453
Marathon Petroleum Corp.	3,932	220,507
Mattel, Inc.	5,202	80,527
Maxim Integrated Products, Inc.	1,788	85,305
McDonald’s Corp.	6,792	1,064,171
MDU Resources Group, Inc.	1,746	45,309
Medical Properties Trust, Inc.	4,526	59,426
Merck & Co., Inc.	19,577	1,253,515
Meredith Corp.	268	14,874
MetLife, Inc.	6,858	356,273
Mid-America Apartment Communities, Inc.	521	55,684
Mosaic Co. (The)	3,814	82,344
Murphy Oil Corp.	2,355	62,549
National Fuel Gas Co.	452	25,588
National Oilwell Varco, Inc.	2,756	98,472
National Retail Properties, Inc.	1,227	51,117
Navient Corp.	3,891	58,443
New Jersey Resources Corp.	850	35,828
New York Community Bancorp, Inc.	5,671	73,099
Nordstrom, Inc.(a)	1,023	48,234
NorthWestern Corp.	502	28,584
NRG Energy, Inc.	2,650	67,814
Nucor Corp.	2,263	126,819
Occidental Petroleum Corp.	6,960	446,902

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

Investments	Shares	Value
Oceaneering International, Inc.	365	$9,589
OGE Energy Corp.	1,481	53,360
Old Republic International Corp.	3,323	65,430
Olin Corp.	1,345	46,066
Omega Healthcare Investors, Inc.	1,731	55,236
ONEOK, Inc.	2,663	147,557
Outfront Media, Inc.	2,038	51,317
PACCAR, Inc.	2,907	210,292
Packaging Corp. of America	579	66,400
PacWest Bancorp	1,202	60,713
Paychex, Inc.	2,556	153,258
PBF Energy, Inc. Class A(a)	1,390	38,378
People’s United Financial, Inc.	3,965	71,925
Pfizer, Inc.	48,904	1,745,873
PG&E Corp.	3,519	239,609
Philip Morris International, Inc.	15,371	1,706,335
Phillips 66	3,475	318,345
Piedmont Office Realty Trust, Inc. Class A	2,402	48,424
Pinnacle West Capital Corp.	1,094	92,509
Pitney Bowes, Inc.	2,037	28,538
PPL Corp.	6,619	251,191
Principal Financial Group, Inc.	1,439	92,585
Procter & Gamble Co. (The)	18,917	1,721,069
Prologis, Inc.	3,807	241,592
Prudential Financial, Inc.	2,931	311,624
Public Service Enterprise Group, Inc.	4,060	187,775
Public Storage	866	185,315
QUALCOMM, Inc.	10,687	554,014
Rayonier, Inc.	1,510	43,624
Realty Income Corp.	1,979	113,179
Regal Entertainment Group Class A	914	14,624
RLJ Lodging Trust	2,459	54,098
Ryman Hospitality Properties, Inc.	48	3,000
SCANA Corp.	1,383	67,062
SemGroup Corp. Class A	559	16,071
Senior Housing Properties Trust	4,191	81,934
Simon Property Group, Inc.	1,848	297,547
Six Flags Entertainment Corp.	784	47,777
South Jersey Industries, Inc.	918	31,699
Southern Co. (The)	8,947	439,656
Spirit Realty Capital, Inc.	6,385	54,719
T. Rowe Price Group, Inc.	1,176	106,604
Targa Resources Corp.	1,733	81,971
Target Corp.	4,552	268,614
Taubman Centers, Inc.	359	17,842
Timken Co. (The)	1,154	56,027
Tupperware Brands Corp.	697	43,089
UDR, Inc.	1,268	48,222
Umpqua Holdings Corp.	3,032	59,154
Uniti Group, Inc.	1,881	27,575
Valero Energy Corp.	4,652	357,878
Vector Group Ltd.	1,954	39,999
Vectren Corp.	730	48,012
Ventas, Inc.	3,095	201,577
VEREIT, Inc.	6,832	56,637
Verizon Communications, Inc.	42,102	2,083,628
Viacom, Inc. Class B	3,074	85,580
W.P. Carey, Inc.	1,516	102,163
Washington Prime Group, Inc.	4,984	41,517
WEC Energy Group, Inc.	2,036	127,820
Weingarten Realty Investors	753	23,900
Wells Fargo & Co.	28,487	1,571,058
Welltower, Inc.	3,403	239,163
Western Digital Corp.	2,057	177,725
Western Union Co. (The)	3,208	61,594
WestRock Co.	1,543	87,534
Weyerhaeuser Co.	5,829	198,361
WGL Holdings, Inc.	485	40,837
Williams Cos., Inc. (The)	12,515	375,575
Wyndham Worldwide Corp.	762	80,322
Xcel Energy, Inc.	4,057	191,977
Xerox Corp.	1,666	55,461

Total United States		50,893,520
TOTAL COMMON STOCKS (Cost: $88,567,846)		98,358,263
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $669,504)(d)	669,504	669,504
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $89,237,350)		99,027,767
Other Assets less Liabilities – (0.4)%		(423,989)

NET ASSETS – 100.0%		$98,603,778
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $880,782 and the total market value of the collateral held by the Fund was $932,288. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $262,784.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/3/2017	6,337	USD	49,500	HKD	$—	$(1)
Barclays Bank PLC	10/3/2017	1,698	USD	23,000	ZAR	—	(5)
Goldman Sachs	10/3/2017	4,466	USD	5,700	AUD	—	(6)
State Street Bank and Trust	10/2/2017	801	USD	1,000	CAD	1	—
						$1	$(12)

CURRENCY LEGEND
AUD	Australian dollar
CAD	Canadian dollar
HKD	Hong Kong dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 100.5%
India – 100.5%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	1,301,016	$3,242,582
Air Freight & Logistics – 0.1%
Allcargo Logistics Ltd.	213,995	558,248
Transport Corp. of India Ltd.	98,538	406,929

Total Air Freight & Logistics		965,177
Airlines – 0.4%
InterGlobe Aviation Ltd.(a)	122,535	2,057,507
Jet Airways India Ltd.*	312,952	2,308,572
SpiceJet Ltd.*	1,093,630	2,143,897

Total Airlines		6,509,976
Auto Components – 1.8%
Apollo Tyres Ltd.	1,466,175	5,516,113
Balkrishna Industries Ltd.	93,829	2,450,227
Bharat Forge Ltd.	494,752	4,460,494
Bosch Ltd.	8,258	2,597,389
Ceat Ltd.	121,857	3,198,653
Exide Industries Ltd.	572,663	1,805,572
Igarashi Motors India Ltd.	8,747	120,519
JK Tyre & Industries Ltd.	519,616	1,166,988
Mahindra CIE Automotive Ltd.*	135,305	496,208
Motherson Sumi Systems Ltd.	783,892	4,037,065
Sundram Fasteners Ltd.	64,167	432,086
TI Financial Holdings Ltd.	243,424	2,101,265
Tube Investments of India Ltd.*	248,503	925,228

Total Auto Components		29,307,807
Automobiles – 5.7%
Bajaj Auto Ltd.	214,881	10,228,888
Hero MotoCorp Ltd.	257,830	14,898,840
Mahindra & Mahindra Ltd.	824,741	15,836,366
Maruti Suzuki India Ltd.	226,652	27,683,328
Tata Motors Ltd.*	3,938,933	24,211,292
TVS Motor Co., Ltd.	193,045	1,941,828

Total Automobiles		94,800,542
Banks – 9.8%
Axis Bank Ltd.	3,346,776	26,087,125
Bank of Baroda	1,350,269	2,844,412
Canara Bank	349,133	1,646,249
City Union Bank Ltd.	739,803	1,838,182
DCB Bank Ltd.	542,003	1,506,855
Federal Bank Ltd.	2,759,708	4,759,355
ICICI Bank Ltd.	11,304,170	47,867,934
IDFC Bank Ltd.	3,875,607	3,346,360
Indian Bank	508,608	2,034,198
IndusInd Bank Ltd.	593,529	15,285,280
Karnataka Bank Ltd. (The)	1,672,962	3,625,349
Karur Vysya Bank Ltd. (The)	883,671	1,950,786
Kotak Mahindra Bank Ltd.	1,237,641	18,989,983
Lakshmi Vilas Bank Ltd. (The)	281,343	624,321
Punjab National Bank*	747,866	1,477,528
RBL Bank Ltd.(a)	38,054	295,338
South Indian Bank Ltd. (The)	8,155,572	3,520,930
State Bank of India	528,526	2,053,985
Union Bank of India*	440,608	854,302
Vijaya Bank	1,473,067	1,234,697
Yes Bank Ltd.	4,148,029	22,226,120

Total Banks		164,069,289
Beverages – 0.1%
United Spirits Ltd.*	52,203	1,916,175
Biotechnology – 0.1%
Biocon Ltd.	386,524	1,965,461
Building Products – 0.1%
Kajaria Ceramics Ltd.	106,205	1,152,451
Somany Ceramics Ltd.	10,570	138,849

Total Building Products		1,291,300
Capital Markets – 0.7%
Care Ratings Ltd.	55,346	1,154,708
CRISIL Ltd.	28,196	785,923
Edelweiss Financial Services Ltd.	1,021,121	4,195,788
IIFL Holdings Ltd.	348,346	3,241,079
JM Financial Ltd.	851,728	1,801,381
Motilal Oswal Financial Services Ltd.	6,664	131,270

Total Capital Markets		11,310,149
Chemicals – 2.6%
Aarti Industries	24,894	340,311
Advanced Enzyme Technologies Ltd.	30,555	117,879
Asian Paints Ltd.	361,801	6,268,374
Atul Ltd.	34,176	1,250,521
Berger Paints India Ltd.	251,546	943,875
Castrol India Ltd.	244,088	1,332,544
Chambal Fertilizers and Chemicals Ltd.	874,068	1,883,421
Coromandel International Ltd.	130,844	865,550
DCM Shriram Ltd.	175,410	1,134,714
Deepak Fertilisers & Petrochemicals Corp., Ltd.	44,080	249,384
Dhanuka Agritech Ltd.	66,799	687,318
EID Parry India Ltd.	226,223	1,188,260
Finolex Industries Ltd.	62,186	604,343
GHCL Ltd.	325,258	1,048,175
Godrej Industries Ltd.	180,839	1,628,575
Gujarat Alkalies & Chemicals Ltd.	110,788	949,381
Gujarat Fluorochemicals Ltd.	45,664	472,369
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	209,742	973,091
Gulf Oil Lubricants India Ltd.	46,820	561,166
I G Petrochemicals Ltd.	31,348	299,827
Jindal Poly Films Ltd.	89,845	501,355
Kansai Nerolac Paints Ltd.	269,617	1,998,187
PI Industries Ltd.	144,697	1,640,357
Pidilite Industries Ltd.	127,938	1,556,135
Rain Industries Ltd.	54,973	148,079
Rallis India Ltd.	228,521	727,860
Rashtriya Chemicals & Fertilizers Ltd.	577,798	781,071

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2017

Investments	Shares	Value
SH Kelkar & Co., Ltd.(a)	194,165	$748,035
Supreme Industries Ltd.	69,095	1,162,302
Supreme Petrochem Ltd.	74,152	429,223
UPL Ltd.	899,672	10,722,515

Total Chemicals		43,214,197
Communications Equipment – 0.0%
Sterlite Technologies Ltd.	197,118	674,915
Construction & Engineering – 1.3%
Engineers India Ltd.	173,981	396,198
IRB Infrastructure Developers Ltd.	818,882	2,668,387
ITD Cementation India Ltd.	218,540	574,287
J Kumar Infraprojects Ltd.	95,836	299,818
Kalpataru Power Transmission Ltd.	67,587	380,875
Larsen & Toubro Ltd.	762,383	13,329,447
PNC Infratech Ltd.	125,552	263,809
Voltas Ltd.	383,280	2,969,364

Total Construction & Engineering		20,882,185
Construction Materials – 2.0%
ACC Ltd.	94,710	2,402,403
Ambuja Cements Ltd.	1,135,044	4,630,013
Birla Corp., Ltd.	39,018	537,483
Dalmia Bharat Ltd.	6,767	266,127
Grasim Industries Ltd.	760,015	13,193,800
HeidelbergCement India Ltd.	78,155	142,323
India Cements Ltd. (The)	47,602	125,564
JK Cement Ltd.	34,628	505,743
JK Lakshmi Cement Ltd.	22,351	132,748
Ramco Cements Ltd. (The)	166,594	1,765,917
Ramco Industries Ltd.	131,261	493,836
Shree Cement Ltd.	9,696	2,758,001
UltraTech Cement Ltd.	117,566	6,936,970

Total Construction Materials		33,890,928
Consumer Finance – 1.7%
Bajaj Finance Ltd.	245,885	6,918,998
Cholamandalam Investment and Finance Co., Ltd.	59,910	1,001,786
Mahindra & Mahindra Financial Services Ltd.	604,277	3,814,660
Manappuram Finance Ltd.	1,749,712	2,588,942
Muthoot Finance Ltd.	263,893	1,918,597
Repco Home Finance Ltd.	38,455	370,274
Shriram City Union Finance Ltd.	87,693	2,766,384
Shriram Transport Finance Co., Ltd.	445,807	7,196,248
Sundaram Finance Ltd.	45,761	1,181,400

Total Consumer Finance		27,757,289
Containers & Packaging – 0.1%
HSIL Ltd.	99,567	592,799
Nilkamal Ltd.	14,990	355,726
Time Technoplast Ltd.	139,879	417,474
Uflex Ltd.	146,819	968,079

Total Containers & Packaging		2,334,078
Diversified Financial Services – 2.6%
Bajaj Holdings & Investment Ltd.	105,264	4,506,514
IDFC Ltd.	2,779,835	2,510,874
L&T Finance Holdings Ltd.	1,348,358	4,027,321
Power Finance Corp., Ltd.	3,666,708	6,842,800
Reliance Capital Ltd.	311,332	2,793,027
Rural Electrification Corp., Ltd.	9,290,279	21,746,535
Srei Infrastructure Finance Ltd.	567,971	891,694

Total Diversified Financial Services		43,318,765
Diversified Telecommunication Services – 0.7%
Bharti Infratel Ltd.	1,219,260	7,436,516
Himachal Futuristic Communications Ltd.*	5,407,299	1,995,038
Tata Communications Ltd.	161,713	1,696,600

Total Diversified Telecommunication Services		11,128,154
Electric Utilities – 2.3%
Adani Transmission Ltd.*	1,250,238	2,924,623
CESC Ltd.	211,008	3,187,733
Power Grid Corp. of India Ltd.	6,285,230	20,302,871
Reliance Infrastructure Ltd.	993,954	7,076,520
Tata Power Co., Ltd. (The)	2,312,322	2,754,113
Torrent Power Ltd.	574,326	1,851,700

Total Electric Utilities		38,097,560
Electrical Equipment – 0.6%
ABB India Ltd.	43,204	925,261
Amara Raja Batteries Ltd.	77,502	841,227
Bharat Heavy Electricals Ltd.	257,982	331,561
Finolex Cables Ltd.	82,858	687,460
Havells India Ltd.	470,016	3,476,550
Suzlon Energy Ltd.*	14,486,243	3,459,666

Total Electrical Equipment		9,721,725
Electronic Equipment, Instruments & Components – 0.1%
Redington India Ltd.	922,262	2,204,703
Food Products – 0.7%
Balrampur Chini Mills Ltd.	644,429	1,587,395
Britannia Industries Ltd.	35,251	2,344,445
Kaveri Seed Co., Ltd.	117,971	934,178
KRBL Ltd.	401,904	3,014,895
Nestle India Ltd.	28,504	3,149,098
Tata Global Beverages Ltd.	308,110	970,745

Total Food Products		12,000,756
Gas Utilities – 0.8%
GAIL India Ltd.	1,128,792	7,241,584
Gujarat Gas Ltd.	34,207	438,611
Gujarat State Petronet Ltd.	991,701	3,040,994
Indraprastha Gas Ltd.	143,621	3,236,310

Total Gas Utilities		13,957,499
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	112,873	1,736,641
Dr Lal PathLabs Ltd.(a)	29,600	361,367
Fortis Healthcare Ltd.*	282,010	621,700
Thyrocare Technologies Ltd.(a)	13,320	139,134

Total Health Care Providers & Services		2,858,842

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.0%
Cox & Kings Ltd.	116,162	$491,626
EIH Ltd.	59,568	123,203

Total Hotels, Restaurants & Leisure		614,829
Household Durables – 0.2%
Crompton Greaves Consumer Electricals Ltd.	495,962	1,585,757
Whirlpool of India Ltd.	61,353	1,204,847

Total Household Durables		2,790,604
Household Products – 1.0%
Hindustan Unilever Ltd.	871,659	15,665,041
Jyothy Laboratories Ltd.	53,211	329,555

Total Household Products		15,994,596
Independent Power & Renewable Electricity Producers – 2.3%
JSW Energy Ltd.	2,430,559	2,744,240
NHPC Ltd.	12,807,425	5,303,748
NLC India Ltd.	681,734	980,541
NTPC Ltd.	9,122,866	23,386,771
PTC India Ltd.	1,730,692	3,254,983
Reliance Power Ltd.*	4,978,299	3,132,396

Total Independent Power & Renewable Electricity Producers		38,802,679
Industrial Conglomerates – 0.3%
Nava Bharat Ventures Ltd.	265,952	505,072
Siemens Ltd.	265,366	4,829,767

Total Industrial Conglomerates		5,334,839
Insurance – 0.5%
Bajaj Finserv Ltd.	81,926	6,464,842
ICICI Prudential Life Insurance Co., Ltd.(a)	109,223	650,121
Max Financial Services Ltd.	146,236	1,322,885

Total Insurance		8,437,848
IT Services – 15.6%
HCL Technologies Ltd.	2,401,462	32,161,650
Hexaware Technologies Ltd.	434,895	1,796,638
Infosys Ltd.	8,548,099	117,765,375
Mindtree Ltd.	598,616	4,260,053
Mphasis Ltd.	406,584	3,851,095
Persistent Systems Ltd.	127,273	1,305,074
Polaris Consulting & Services Ltd.*	9,970	34,114
Sonata Software Ltd.	62,397	140,804
Tata Consultancy Services Ltd.	1,596,485	59,537,012
Tech Mahindra Ltd.	2,140,241	15,001,674
Vakrangee Ltd.	596,125	4,508,355
Wipro Ltd.	4,709,403	20,205,300

Total IT Services		260,567,144
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	258,148	3,381,968
Syngene International Ltd.(a)	25,148	190,785

Total Life Sciences Tools & Services		3,572,753
Machinery – 1.3%
AIA Engineering Ltd.	101,796	2,070,673
Ashok Leyland Ltd.	3,093,118	5,829,192
Cummins India Ltd.	176,373	2,495,873
Eicher Motors Ltd.	13,081	6,250,784
Escorts Ltd.	230,527	2,328,033
Force Motors Ltd.	9,044	521,165
Greaves Cotton Ltd.	220,786	461,548
Jain Irrigation Systems Ltd.	640,615	928,264
SML ISUZU Ltd.	40,273	544,783
Thermax Ltd.	49,814	725,056
Timken India Ltd.	31,829	376,276

Total Machinery		22,531,647
Marine – 0.1%
Shipping Corp. of India Ltd.*	1,010,278	1,385,807
Media – 0.9%
Eros International Media Ltd.*	144,345	465,608
Jagran Prakashan Ltd.	353,840	969,106
Sun TV Network Ltd.	284,369	3,317,566
TV Today Network Ltd.	77,731	416,144
Zee Entertainment Enterprises Ltd.	1,341,888	10,684,567

Total Media		15,852,991
Metals & Mining – 3.4%
Gallantt Ispat Ltd.†	45,984	142,978
Hindalco Industries Ltd.	1,579,483	5,817,875
Hindustan Zinc Ltd.	1,409,661	6,385,773
Indian Metals & Ferro Alloys Ltd.	49,077	470,296
Jindal Saw Ltd.	129,395	222,658
JSW Steel Ltd.	3,361,980	12,787,568
Kalyani Steels Ltd.	46,167	275,009
National Aluminium Co., Ltd.	2,651,528	3,172,335
NMDC Ltd.	3,148,349	5,675,415
Sarda Energy & Minerals Ltd.	38,102	242,337
Skipper Ltd.	68,964	222,666
Srikalahasthi Pipes Ltd.	69,943	321,072
Tata Metaliks Ltd.	14,985	151,226
Vedanta Ltd.	4,502,512	21,661,274

Total Metals & Mining		57,548,482
Multiline Retail – 0.0%
Future Retail Ltd.*	35,884	289,236
Oil, Gas & Consumable Fuels – 18.8%
Aegis Logistics Ltd.	201,107	726,442
Bharat Petroleum Corp., Ltd.	4,116,491	29,701,503
Chennai Petroleum Corp., Ltd.	467,593	2,884,516
Coal India Ltd.	4,197,958	17,406,873
Great Eastern Shipping Co., Ltd. (The)	311,402	1,839,713
Hindustan Petroleum Corp., Ltd.	4,721,975	30,853,321
Indian Oil Corp., Ltd.	6,002,608	36,804,111
Mangalore Refinery & Petrochemicals Ltd.	1,412,733	2,744,578
Oil & Natural Gas Corp., Ltd.	16,386,076	42,884,257
Oil India Ltd.	1,085,872	5,879,036
Petronet LNG Ltd.	1,206,839	4,271,604
Reliance Industries Ltd.	11,586,719	138,519,119

Total Oil, Gas & Consumable Fuels		314,515,073

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2017

Investments	Shares	Value
Paper & Forest Products – 0.1%
Century Plyboards India Ltd.	148,649	$567,333
JK Paper Ltd.	171,913	286,346
Tamil Nadu Newsprint & Papers Ltd.	133,738	716,293

Total Paper & Forest Products		1,569,972
Personal Products – 1.0%
Bajaj Corp., Ltd.	125,194	763,105
Colgate-Palmolive India Ltd.	104,254	1,702,587
Dabur India Ltd.	852,982	3,982,846
Emami Ltd.	50,708	849,390
Godrej Consumer Products Ltd.	407,703	5,736,990
Marico Ltd.	618,381	2,941,854

Total Personal Products		15,976,772
Pharmaceuticals – 5.5%
Ajanta Pharma Ltd.	65,088	1,130,769
Alkem Laboratories Ltd.	54,082	1,524,058
Aurobindo Pharma Ltd.	860,428	9,110,763
Bliss Gvs Pharma Ltd.	115,540	281,686
Cadila Healthcare Ltd.	625,896	4,506,892
Cipla Ltd.	668,096	5,994,658
Dr. Reddy’s Laboratories Ltd.	121,709	4,339,097
Glenmark Pharmaceuticals Ltd.	436,589	3,998,947
Granules India Ltd.	172,738	299,753
Ipca Laboratories Ltd.	57,920	432,405
JB Chemicals & Pharmaceuticals Ltd.	179,081	765,179
Jubilant Life Sciences Ltd.	209,074	2,110,105
Laurus Labs Ltd.(a)	26,790	208,000
Lupin Ltd.	803,755	12,477,152
Natco Pharma Ltd.	165,752	1,997,169
Piramal Enterprises Ltd.	138,278	5,551,337
Shilpa Medicare Ltd.	24,530	220,552
Strides Shasun Ltd.	94,509	1,281,196
Sun Pharmaceutical Industries Ltd.	4,147,163	31,951,313
Suven Life Sciences Ltd.	141,209	382,639
Torrent Pharmaceuticals Ltd.	153,659	2,895,691

Total Pharmaceuticals		91,459,361
Real Estate Management & Development – 0.4%
Anant Raj Ltd.	231,307	194,762
DLF Ltd.	475,585	1,196,243
Godrej Properties Ltd.*	59,886	568,193
Housing Development & Infrastructure Ltd.*	1,251,145	1,082,206
Mahindra Lifespace Developers Ltd.	27,311	193,021
Oberoi Realty Ltd.	157,200	1,019,923
Phoenix Mills Ltd. (The)	16,850	129,200
Prestige Estates Projects Ltd.	303,647	1,270,232
Sobha Ltd.	159,210	947,777
Sunteck Realty Ltd.	53,972	258,003

Total Real Estate Management & Development		6,859,560
Road & Rail – 0.2%
Container Corp. of India Ltd.	105,906	2,183,379
VRL Logistics Ltd.	79,543	442,345

Total Road & Rail		2,625,724
Software – 0.5%
8K Miles Software Services Ltd.	38,008	219,541
KPIT Technologies Ltd.	1,041,208	1,927,956
NIIT Technologies Ltd.	278,124	2,310,107
Oracle Financial Services Software Ltd.	59,221	3,295,370
TAKE Solutions Ltd.	82,885	194,587
Tata Elxsi Ltd.	33,288	414,469

Total Software		8,362,030
Specialty Retail – 0.1%
PC Jeweller Ltd.	493,080	2,497,104
Textiles, Apparel & Luxury Goods – 0.9%
Arvind Ltd.	515,912	2,924,712
Himatsingka Seide Ltd.	73,135	368,978
KPR Mill Ltd.	41,440	477,873
Sintex Industries Ltd.	3,583,202	1,467,401
SRF Ltd.	23,471	553,753
Titan Co., Ltd.	306,900	2,746,454
Trident Ltd.	625,901	936,169
Vardhman Textiles Ltd.	123,199	2,521,883
Welspun India Ltd.	2,131,581	2,230,459

Total Textiles, Apparel & Luxury Goods		14,227,682
Thrifts & Mortgage Finance – 9.0%
Can Fin Homes Ltd.	2,995	121,714
Dewan Housing Finance Corp., Ltd.	1,464,017	12,319,304
Housing Development Finance Corp., Ltd.	4,028,142	107,434,593
Indiabulls Housing Finance Ltd.	1,106,693	20,445,526
LIC Housing Finance Ltd.	975,762	9,371,468

Total Thrifts & Mortgage Finance		149,692,605
Tobacco – 1.5%
ITC Ltd.	6,197,504	24,507,276
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	2,033,496	3,620,569
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	2,634,139	15,193,078
Gateway Distriparks Ltd.	158,938	555,140
Gujarat Pipavav Port Ltd.	64,948	132,839

Total Transportation Infrastructure		15,881,057
Water Utilities – 0.0%
VA Tech Wabag Ltd.	35,582	321,284
Wireless Telecommunication Services – 0.8%
Bharti Airtel Ltd.	2,263,918	13,497,901
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $1,307,459,707)		1,676,757,479
Other Assets less Liabilities – (0.5)%		(8,172,645)

NET ASSETS – 100.0%		$1,668,584,834

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $142,978, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 100.0%
Bahrain – 0.3%
Al-Salam Bank-Bahrain BSC	227,163	$55,791
Egypt – 4.8%
Arabian Cement Co.*	78,879	35,618
Commercial International Bank Egypt SAE	31,931	147,661
Egyptian International Pharmaceuticals EIPICO	7,342	51,719
ElSewedy Electric Co.	29,108	173,081
Heliopolis Housing	24,157	38,268
Oriental Weavers	47,682	51,167
Talaat Moustafa Group	99,560	51,500
Telecom Egypt Co.	288,331	211,552

Total Egypt		760,566
Jordan – 2.6%
Arab Bank PLC	53,118	416,524
Kuwait – 28.2%
Agility Public Warehousing Co. KSC	169,239	497,152
Boubyan Bank KSCP	54,983	80,121
Burgan Bank SAK	239,263	279,715
Gulf National Holding Co.*,†	57,663	0
Kuwait Finance House KSCP	376,971	750,321
Kuwait Projects Co. Holding KSCP	142,044	167,941
Mabanee Co. SAK	21,941	57,405
Mobile Telecommunications Co. KSC	764,613	1,296,512
National Bank of Kuwait SAKP	537,877	1,355,603

Total Kuwait		4,484,770
Morocco – 14.3%
Attijariwafa Bank	11,807	581,749
Banque Centrale Populaire	9,281	295,222
Douja Promotion Groupe Addoha S.A.	37,807	173,261
Maroc Telecom	84,893	1,233,254

Total Morocco		2,283,486
Oman – 5.0%
Bank Muscat SAOG	288,435	295,178
Bank Sohar SAOG	97,074	40,342
Oman Telecommunications Co. SAOG	97,668	323,446
Ooredoo	75,203	92,978
Phoenix Power Co. SAOC	120,330	38,756

Total Oman		790,700
Qatar – 19.2%
Barwa Real Estate Co.	22,639	199,356
Doha Bank QPSC	19,483	155,190
Ezdan Holding Group QSC	70,302	202,752
Gulf International Services QSC	4,731	25,976
Gulf Warehousing Co.	1,455	17,069
Industries Qatar QSC	25,226	635,301
Masraf Al Rayan QSC	33,236	338,864
Medicare Group	1,487	28,835
National Leasing	1,406	4,827
Ooredoo QSC	8,787	199,839
Qatar Electricity & Water Co. QSC	3,502	168,138
Qatar Gas Transport Co., Ltd.	26,006	112,789
Qatar Insurance Co. SAQ	5,460	78,494
Qatar Islamic Bank SAQ	8,733	218,544
Qatar National Bank QPSC	15,659	524,727
Qatari Investors Group QSC	2,705	27,416
Salam International Investment Ltd. QSC	8,866	19,238
United Development Co. QSC	23,699	96,794
Widam Food Co.	647	11,196

Total Qatar		3,065,345
United Arab Emirates – 25.6%
Abu Dhabi Commercial Bank PJSC	221,346	427,908
Agthia Group PJSC	7,534	10,913
Air Arabia PJSC	196,182	60,895
Al Waha Capital PJSC	112,647	52,756
Aldar Properties PJSC	168,248	106,740
Aramex PJSC	33,006	44,755
DP World Ltd.	7,320	164,407
Dubai Financial Market PJSC*	173,320	52,383
Dubai Investments PJSC	139,833	88,332
Dubai Islamic Bank PJSC	186,967	307,993
Emaar Properties PJSC	89,923	207,873
Emirates NBD PJSC	141,553	322,986
Emirates Telecommunications Group Co. PJSC	191,479	901,961
First Abu Dhabi Bank PJSC	421,927	1,171,812
National Central Cooling Co. PJSC	15,463	8,673
RAK Properties PJSC	97,416	18,302
Ras Al Khaimah Ceramics	48,359	31,602
Union National Bank PJSC	77,777	90,216

Total United Arab Emirates		4,070,507
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $16,168,956)		15,927,689
Other Assets less Liabilities – (0.0)%		(547)

NET ASSETS – 100.0%		$15,927,142

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2017

	WisdomTree Asia Pacific ex- Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$39,275,134	$41,064,062	$33,192,618	$24,948,619	$1,917,611,692

Investment in affiliates, at cost (Note 3)	57,233	—	—	—	1,433,633

Foreign currency, at cost	55,172	37,183	24,364	21,915	562,102
Investments in securities, at value[1,2] (Note 2)	43,188,829	46,432,071	36,791,957	26,564,974	1,946,977,799

Investment in affiliates, at value (Note 3)	62,367	—	—	—	1,468,796

Cash	10,630	1,691	6,399	3,913	126,455

Foreign currency, at value	55,132	36,979	24,369	21,771	563,539

Unrealized appreciation on foreign currency contracts	19	—	—	—	—

Receivables:

Investment securities sold	—	—	—	—	237,260

Dividends	88,435	44,537	51,916	18,215	4,915,152

Securities lending income	457	2,931	1,572	223	141,295

Foreign tax reclaims	—	—	157	6	1,380
Total Assets	43,405,869	46,518,209	36,876,370	26,609,102	1,954,431,676
LIABILITIES:

Unrealized depreciation on foreign currency contracts	15	—	13	—	744

Payables:

Cash collateral for securities loaned (Note 2)	35,475	1,645,577	527,120	132,311	24,404,793

Advisory fees (Note 3)	17,353	9,619	9,611	7,021	1,013,776

Service fees (Note 2)	161	132	133	98	7,088

Foreign capital gains tax	15,181	—	14,976	16	—
Total Liabilities	68,185	1,655,328	551,853	139,446	25,426,401
NET ASSETS	$43,337,684	$44,862,881	$36,324,517	$26,469,656	$1,929,005,275
NET ASSETS:

Paid-in capital	$62,703,588	$42,822,239	$35,882,524	$25,256,774	$3,193,766,022

Undistributed net investment income	37,323	39,247	30,746	18,579	2,463,609

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(23,306,217)	(3,366,438)	(3,172,985)	(421,886)	(1,296,624,582)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,902,990	5,367,833	3,584,232	1,616,189	29,400,226
NET ASSETS	$43,337,684	$44,862,881	$36,324,517	$26,469,656	$1,929,005,275
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	575,000	1,450,000	900,000	45,100,000
Net asset value per share	$66.67	$78.02	$25.05	$29.41	$42.77
[1] Includes market value of securities out on loan of:	$125,879	$2,584,651	$1,493,814	$256,217	$80,122,295

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2017

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
ASSETS:

Investments, at cost	$55,624,372	$1,241,173,268	$46,608,798	$79,931,696	$89,237,350

Investment in affiliates, at cost (Note 3)	—	—	110,606	—	—

Foreign currency, at cost	96,091	27,558,629	27,762	31,041	24,633
Investments in securities, at value[1,2] (Note 2)	64,146,082	1,451,253,513	56,695,863	89,637,039	99,027,767

Investment in affiliates, at value (Note 3)	—	—	115,151	—	—

Cash	—	—	22,349	10,659	2,440

Foreign currency, at value	96,341	27,558,294	27,832	31,385	24,663

Unrealized appreciation on foreign currency contracts	—	280	—	43	1

Receivables:

Investment securities sold	—	1,935,732	—	—	—

Capital shares sold	—	112,196,755	—	—	—

Dividends	115,749	3,421,385	117,113	389,049	225,270

Securities lending income	1,733	284,297	1,170	2,236	1,239

Foreign tax reclaims	656	3,309	54,816	39,694	38,980
Total Assets	64,360,561	1,596,653,565	57,034,294	90,110,105	99,320,360
LIABILITIES:

Due to custodian	17,550	28,023,110	—	—	—

Unrealized depreciation on foreign currency contracts	—	12,994	3	19	12

Payables:

Cash collateral for securities loaned (Note 2)	680,357	56,678,425	674,860	1,999,632	669,504

Investment securities purchased	—	111,172,245	—	—	—

Advisory fees (Note 3)	16,177	674,955	27,082	41,291	46,711

Service fees (Note 2)	222	4,724	206	313	355

Foreign capital gains tax	4,552	7,123	5,088	—	—
Total Liabilities	718,858	196,573,576	707,239	2,041,255	716,582
NET ASSETS	$63,641,703	$1,400,079,989	$56,327,055	$88,068,850	$98,603,778
NET ASSETS:

Paid-in capital	$63,464,696	$1,631,259,870	$72,537,884	$126,120,559	$115,164,734

Undistributed (Distributions in excess of) net investment income	32,981	1,278,688	50,769	(2,528,971)	172,043

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(8,373,634)	(442,506,900)	(26,350,054)	(45,225,680)	(26,524,644)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,517,660	210,048,331	10,088,456	9,702,942	9,791,645
NET ASSETS	$63,641,703	$1,400,079,989	$56,327,055	$88,068,850	$98,603,778
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,500,000	28,700,000	1,000,000	2,800,000	2,100,000
Net asset value per share	$25.46	$48.78	$56.33	$31.45	$46.95
[1] Includes market value of securities out on loan of:	$1,068,270	$139,153,015	$1,004,936	$2,384,208	$880,782

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2017

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$1,307,459,707	$16,168,956

Foreign currency, at cost	5,615,787	1,242
Investments in securities, at value	1,676,757,479	15,927,689

Cash	768,020	4,347

Foreign currency, at value	5,620,806	1,243

Receivables:

Investment securities sold	387,669	—

Dividends	2,508,721	5,569
Total Assets	1,686,042,695	15,938,848
LIABILITIES:

Payables:

Capital shares redeemed	4,941,603	—

Advisory fees (Note 3)	1,208,374	11,648

Service fees (Note 2)	6,406	58

Foreign capital gains tax	11,301,478	—
Total Liabilities	17,457,861	11,706
NET ASSETS	$1,668,584,834	$15,927,142
NET ASSETS:

Paid-in capital	$1,571,990,122	$25,723,036

Undistributed net investment income	1,869,619	2,168

Accumulated net realized loss on investments and foreign currency related transactions	(263,227,497)	(9,556,795)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	357,952,590	(241,267)
NET ASSETS	$1,668,584,834	$15,927,142
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	66,600,000	900,000
Net asset value per share	$25.05	$17.70

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Statements of Operations (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2017

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,193,042	$186,257	$454,477	$102,477	$65,211,948

Dividends from affiliates (Note 3)	13,481	—	—	—	44,950

Non-cash dividends	3,720	—	—	—	—

Securities lending income (Note 2)	1,653	8,834	7,629	287	591,372
Total investment income	1,211,896	195,091	462,106	102,764	65,848,270
EXPENSES:

Advisory fees (Note 3)	103,622	53,852	88,385	31,405	5,764,012

Service fees (Note 2)	950	376	618	238	40,257
Total expenses	104,572	54,228	89,003	31,643	5,804,269
Expense waivers (Note 3)	(718)	(21,706)	(24,079)	(12,261)	(4,841)
Net expenses	103,854	32,522	64,924	19,382	5,799,428
Net investment income	1,108,042	162,569	397,182	83,382	60,048,842
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	65,164	169,681	(113,310)	(123,810)	4,055,923

Investment transactions in affiliates (Note 3)	9,981	—	—	—	(5,037)

In-kind redemptions	—	—	—	—	813,142

Foreign currency contracts	1,021	13,555	(777)	(87)	(30,931)

Foreign currency related transactions	6,593	(19)	5,394	383	304,192
Net realized gain (loss)	82,759	183,217	(108,693)	(123,514)	5,137,289
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	1,605,223	4,724,781	3,053,449	1,403,789	83,834,158

Foreign currency contracts	2	—	(173)	(53)	(27,103)

Translation of assets and liabilities denominated in foreign currencies	(8,300)	(174)	(6,250)	(426)	(144,892)
Net increase in unrealized appreciation/depreciation	1,596,925	4,724,607	3,047,026	1,403,310	83,662,163
Net realized and unrealized gain on investments	1,679,684	4,907,824	2,938,333	1,279,796	88,799,452
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,787,726	$5,070,393	$3,335,515	$1,363,178	$148,848,294
[1] Net of foreign withholding tax of:	$118,273	$9,460	$39,381	$15,022	$9,792,896

[2] Net of foreign capital gains tax withheld of:	—	—	—	$954	—

[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(1,306)	—	$14,466	$(642)	—

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2017

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,174,862	$33,888,655	$943,678	$2,122,125	$2,098,435

Dividends from affiliates (Note 3)	—	257,387	4,108	—	9,593

Non-cash dividends	—	3,548	—	8,899	56,373

Securities lending income (Note 2)	7,518	1,246,758	4,697	21,490	19,144
Total investment income	1,182,380	35,396,348	952,483	2,152,514	2,183,545
EXPENSES:

Advisory fees (Note 3)	173,298	3,824,046	156,562	240,076	271,763

Service fees (Note 2)	1,210	26,708	1,188	1,822	2,062
Total expenses	174,508	3,850,754	157,750	241,898	273,825
Expense waivers (Note 3)	(46,262)	(8,347)	(217)	—	(325)
Net expenses	128,246	3,842,407	157,533	241,898	273,500
Net investment income	1,054,134	31,553,941	794,950	1,910,616	1,910,045
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(203,980)	(3,046,351)	38,941	1,243,582	184,397

Investment transactions in affiliates (Note 3)	—	(284,956)	(896)	—	(11,350)

In-kind redemptions	—	—	—	1,119,191	—

Foreign currency contracts	(6,037)	(19,905)	(1,849)	(3,493)	2,628

Foreign currency related transactions	2,575	146,952	5,998	10,226	3,752
Net realized gain (loss)	(207,442)	(3,204,260)	42,194	2,369,506	179,427
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	5,641,460	112,089,301	6,269,009	7,984,551	4,267,289

Foreign currency contracts	(2,353)	23,569	(8,355)	27	(565)

Translation of assets and liabilities denominated in foreign currencies	1,843	(187,026)	12,839	3,025	4,460
Net increase in unrealized appreciation/depreciation	5,640,950	111,925,844	6,273,493	7,987,603	4,271,184
Net realized and unrealized gain on investments	5,433,508	108,721,584	6,315,687	10,357,109	4,450,611
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,487,642	$140,275,525	$7,110,637	$12,267,725	$6,360,656
[1] Net of foreign withholding tax of:	$145,197	$4,635,359	$90,329	$168,665	$117,648

[2] Net of foreign capital gains tax withheld of:	$678	—	$26	—	—

[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(14,559)	$(102,590)	$(14,705)	—	—

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Statements of Operations (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2017

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$14,398,176	$259,788

Non-cash dividends	945,752	—
Total investment income	15,343,928	259,788
EXPENSES:

Advisory fees (Note 3)	7,044,156	74,595

Service fees (Note 2)	37,343	373

Interest expense (Note 8)	113,297	—
Total expenses	7,194,796	74,968
Net investment income	8,149,132	184,820
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	57,142,752	(212,081)

Foreign currency contracts	(298,182)	(5,647)

Foreign currency related transactions	760	352
Net realized gain (loss)	56,845,330	(217,376)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	8,463,438	346,535

Translation of assets and liabilities denominated in foreign currencies	(50,891)	20
Net increase in unrealized appreciation/depreciation	8,412,547	346,555
Net realized and unrealized gain on investments	65,257,877	129,179
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,407,009	$313,999
[1] Net of foreign withholding tax of:	—	$18,621

[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$11,301,478	—

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,108,042	$1,482,790	$162,569	$106,906	$397,182	$372,752

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	82,759	370,324	183,217	(117,621)	(108,693)	(394,093)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,596,925	4,932,847	4,724,607	1,678,314	3,047,026	1,579,185
Net increase in net assets resulting from operations	2,787,726	6,785,961	5,070,393	1,667,599	3,335,515	1,557,844
DIVIDENDS:

Net investment income	(1,105,000)	(1,518,023)	(141,000)	(111,000)	(415,500)	(426,435)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,631,266	31,357,409	—	8,622,873	11,293,101

Cost of shares redeemed	—	(14,909,131)	—	(2,331,022)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(9,277,865)	31,357,409	(2,331,022)	8,622,873	11,293,101
Net Increase (Decrease) in Net Assets	1,682,726	(4,009,927)	36,286,802	(774,423)	11,542,888	12,424,510
NET ASSETS:

Beginning of period	$41,654,958	$45,664,885	$8,576,079	$9,350,502	$24,781,629	$12,357,119

End of period	$43,337,684	$41,654,958	$44,862,881	$8,576,079	$36,324,517	$24,781,629
Undistributed net investment income included in net assets at end of period	$37,323	$34,281	$39,247	$17,678	$30,746	$49,064
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	800,000	150,000	200,000	1,100,000	600,000

Shares created	—	100,000	425,000	—	350,000	500,000

Shares redeemed	—	(250,000)	—	(50,000)	—	—
Shares outstanding, end of period	650,000	650,000	575,000	150,000	1,450,000	1,100,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$83,382	$29,760	$60,048,842	$56,823,240	$1,054,134	$1,072,348

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(123,514)	(6,783)	5,137,289	(80,310,598)	(207,442)	(54,337)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,403,310	331,990	83,662,163	298,018,235	5,640,950	3,635,335
Net increase in net assets resulting from operations	1,363,178	354,967	148,848,294	274,530,877	6,487,642	4,653,346
DIVIDENDS:

Net investment income	(67,000)	(30,710)	(61,593,000)	(55,276,488)	(1,086,500)	(1,116,560)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,701,462	—	128,870,664	228,705,147	9,874,369	15,345,472

Cost of shares redeemed	—	—	(8,501,523)	(47,799,999)	—	(2,183,538)
Net increase in net assets resulting from capital share transactions	22,701,462	—	120,369,141	180,905,148	9,874,369	13,161,934
Net Increase in Net Assets	23,997,640	324,257	207,624,435	400,159,537	15,275,511	16,698,720
NET ASSETS:

Beginning of period	$2,472,016	$2,147,759	$1,721,380,840	$1,321,221,303	$48,366,192	$31,667,472

End of period	$26,469,656	$2,472,016	$1,929,005,275	$1,721,380,840	$63,641,703	$48,366,192
Undistributed net investment income included in net assets at end of period	$18,579	$2,197	$2,463,609	$4,007,767	$32,981	$65,347
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	42,300,000	37,700,000	2,100,000	1,500,000

Shares created	800,000	—	3,000,000	5,900,000	400,000	700,000

Shares redeemed	—	—	(200,000)	(1,300,000)	—	(100,000)
Shares outstanding, end of period	900,000	100,000	45,100,000	42,300,000	2,500,000	2,100,000

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$31,553,941	$32,543,978	$794,950	$1,530,142	$1,910,616	$3,314,989

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(3,204,260)	16,414,152	42,194	1,755,498	2,369,506	2,335,804

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	111,925,844	141,918,530	6,273,493	1,979,340	7,987,603	1,798,088
Net increase in net assets resulting from operations	140,275,525	190,876,660	7,110,637	5,264,980	12,267,725	7,448,881
DIVIDENDS:

Net investment income	(32,492,000)	(32,344,872)	(815,000)	(1,603,328)	(3,299,000)	(4,632,789)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	185,694,622	69,226,432	—	4,878,564	3,237,587	1,418,481

Cost of shares redeemed	—	(15,624,360)	—	(24,534,532)	(7,197,860)	(15,218,231)
Net increase (decrease) in net assets resulting from capital share transactions	185,694,622	53,602,072	—	(19,655,968)	(3,960,273)	(13,799,750)
Net Increase (Decrease) in Net Assets	293,478,147	212,133,860	6,295,637	(15,994,316)	5,008,452	(10,983,658)
NET ASSETS:

Beginning of period	$1,106,601,842	$894,467,982	$50,031,418	$66,025,734	$83,060,398	$94,044,056

End of period	$1,400,079,989	$1,106,601,842	$56,327,055	$50,031,418	$88,068,850	$83,060,398
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,278,688	$2,216,747	$50,769	$70,819	$(2,528,971)	$(1,140,587)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	24,800,000	23,600,000	1,000,000	1,400,000	2,950,000	3,450,000

Shares created	3,900,000	1,600,000	—	100,000	100,000	50,000

Shares redeemed	—	(400,000)	—	(500,000)	(250,000)	(550,000)
Shares outstanding, end of period	28,700,000	24,800,000	1,000,000	1,000,000	2,800,000	2,950,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,910,045	$2,664,163	$8,149,132	$15,154,226	$184,820	$666,486

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	179,427	707,810	56,845,330	104,475,046	(217,376)	(227,860)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,271,184	6,640,672	8,412,547	212,117,443	346,555	770,528
Net increase in net assets resulting from operations	6,360,656	10,012,645	73,407,009	331,746,715	313,999	1,209,154
DIVIDENDS:

Net investment income	(1,798,000)	(2,813,589)	(9,051,000)	(18,513,240)	(248,500)	(903,368)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,531,378	8,799,360	76,197,850	169,849,103	—	—

Cost of shares redeemed	—	—	(36,574,700)	(394,092,686)	(1,739,752)	(3,435,006)
Net increase (decrease) in net assets resulting from capital share transactions	4,531,378	8,799,360	39,623,150	(224,243,583)	(1,739,752)	(3,435,006)
Net Increase (Decrease) in Net Assets	9,094,034	15,998,416	103,979,159	88,989,892	(1,674,253)	(3,129,220)
NET ASSETS:

Beginning of period	$89,509,744	$73,511,328	$1,564,605,675	$1,475,615,783	$17,601,395	$20,730,615

End of period	$98,603,778	$89,509,744	$1,668,584,834	$1,564,605,675	$15,927,142	$17,601,395
Undistributed net investment income included in net assets at end of period	$172,043	$59,998	$1,869,619	$2,771,487	$2,168	$65,848
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,000,000	1,800,000	65,000,000	76,000,000	1,000,000	1,200,000

Shares created	100,000	200,000	3,000,000	8,400,000	—	—

Shares redeemed	—	—	(1,400,000)	(19,400,000)	(100,000)	(200,000)
Shares outstanding, end of period	2,100,000	2,000,000	66,600,000	65,000,000	900,000	1,000,000

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$64.08	$57.08	$67.20	$65.72	$68.70	$64.05
Investment operations:
Net investment income[1]	1.70	1.90	2.14	2.29	2.25	2.27
Net realized and unrealized gain (loss)	2.59	7.03	(10.20)	1.46	(3.01)	4.65
Total from investment operations	4.29	8.93	(8.06)	3.75	(0.76)	6.92
Dividends to shareholders:
Net investment income	(1.70)	(1.93)	(2.06)	(2.27)	(2.22)	(2.27)
Net asset value, end of period	$66.67	$64.08	$57.08	$67.20	$65.72	$68.70

TOTAL RETURN[2]	6.72%	15.96%	(12.06)%[3]	5.71%	(0.98)%	11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,338	$41,655	$45,665	$47,037	$52,579	$96,187
Ratios to average net assets[4] of:
Expenses	0.48%[5,6]	0.48%	0.48%[6]	0.49%[6,7]	0.48%[5,6]	0.48%[5,6]
Net investment income	5.13%[5]	3.19%	3.59%	3.36%	3.35%[5]	3.53%[5]
Portfolio turnover rate[8]	3%	27%	24%	17%	21%	26%

WisdomTree China ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$57.17	$46.75	$55.28	$49.70	$51.90	$50.02
Investment operations:
Net investment income[1]	0.66	0.64	1.25	1.33	1.39	(0.14)
Net realized and unrealized gain (loss)	20.78	10.45	(8.59)	5.48	(2.15)	2.02
Total from investment operations	21.44	11.09	(7.34)	6.81	(0.76)	1.88
Dividends to shareholders:
Net investment income	(0.59)	(0.67)	(1.19)	(1.23)	(1.44)	—
Net asset value, end of period	$78.02	$57.17	$46.75	$55.28	$49.70	$51.90

TOTAL RETURN[2]	37.65%	23.94%	(13.40)%	13.86%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$44,863	$8,576	$9,351	$16,585	$17,396	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[5,10]	0.53%[11]	0.57%[11]	0.64%[12]	0.63%[5]	0.63%[5]
Expenses, prior to expense waivers	0.63%[5]	0.63%	0.63%	0.64%[12]	0.63%[5]	0.63%[5]
Net investment income (loss)	1.90%[5]	1.29%	2.42%	2.53%	2.75%[5]	(0.51)%[5]
Portfolio turnover rate[8]	42%	37%	143%	30%	21%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[10]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust.

[11]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$22.53	$20.60	$24.89	$24.56	$24.79
Investment operations:
Net investment income[1]	0.34	0.45	0.52	0.48	0.17
Net realized and unrealized gain (loss)	2.51	2.01	(4.28)	0.32	(0.33)
Total from investment operations	2.85	2.46	(3.76)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.33)	(0.53)	(0.53)	(0.47)	(0.07)
Net asset value, end of period	$25.05	$22.53	$20.60	$24.89	$24.56

TOTAL RETURN[2]	12.72%	12.17%	(15.21)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,325	$24,782	$12,357	$19,912	$19,647
Ratios to average net assets of:
Expenses, net of expense waivers	0.46%[3,4]	0.63%	0.63%	0.64%[5]	0.63%[3]
Expenses, prior to expense waivers	0.63%[3]	0.63%	0.63%	0.64%[5]	0.63%[3]
Net investment income	2.83%[3]	2.12%	2.39%	1.88%	1.46%[3]
Portfolio turnover rate[6]	2%	72%	49%	41%	7%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$24.72	$21.48	$25.17	$24.59
Investment operations:
Net investment income[1]	0.22	0.30	0.35	0.07
Net realized and unrealized gain (loss)	4.56	3.25	(3.24)	0.56
Total from investment operations	4.78	3.55	(2.89)	0.63
Dividends to shareholders:
Net investment income	(0.09)	(0.31)	(0.80)	(0.05)
Net asset value, end of period	$29.41	$24.72	$21.48	$25.17

TOTAL RETURN[2]	19.34%	16.68%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,470	$2,472	$2,148	$10,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.36%[3,4]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%[3]
Net investment income	1.54%[3]	1.33%	1.48%	0.88%[3]
Portfolio turnover rate[6]	31%	15%	46%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$40.69	$35.05	$42.68	$49.23	$54.81	$57.34
Investment operations:
Net investment income[1]	1.38	1.42	1.76	2.16	2.16	1.78
Net realized and unrealized gain (loss)	2.08	5.58	(7.74)	(6.57)	(5.60)	(2.50)
Total from investment operations	3.46	7.00	(5.98)	(4.41)	(3.44)	(0.72)
Dividends to shareholders:
Net investment income	(1.38)	(1.36)	(1.65)	(2.14)	(2.14)	(1.81)
Net asset value, end of period	$42.77	$40.69	$35.05	$42.68	$49.23	$54.81

TOTAL RETURN[2]	8.58%	20.44%	(14.07)%	(9.40)%	(6.22)%	(1.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,929,005	$1,721,381	$1,321,221	$2,159,557	$3,888,854	$5,475,068
Ratios to average net assets[3] of:
Expenses[4]	0.63%[5]	0.63%	0.63%	0.64%[6]	0.63%[5]	0.63%[5]
Net investment income	6.56%[5]	3.81%	4.64%	4.45%	4.20%[5]	3.32%[5]
Portfolio turnover rate[7]	5%	41%	43%	39%	39%	47%

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$23.03	$21.11	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.47	0.63	0.55	0.61	0.33
Net realized and unrealized gain (loss)	2.42	1.96	(2.94)	(0.87)	(0.42)
Total from investment operations	2.89	2.59	(2.39)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.46)	(0.67)	(0.58)	(0.58)	(0.21)
Net asset value, end of period	$25.46	$23.03	$21.11	$24.08	$24.92

TOTAL RETURN[2]	12.61%	12.45%	(9.89)%[8]	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$63,642	$48,366	$31,667	$40,944	$19,939
Ratios to average net assets of:
Expenses, net of expense waivers	0.47%[5,9]	0.63%	0.63%	0.64%[6]	0.63%[5]
Expenses, prior to expense waivers	0.63%[5]	0.63%	0.63%	0.64%[6]	0.63%[5]
Net investment income	3.83%[5]	2.88%	2.59%	2.42%	2.03%[5]
Portfolio turnover rate[7]	3%	49%	62%	47%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[9]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$44.62	$37.90	$44.46	$46.40	$51.18	$47.80
Investment operations:
Net investment income[1]	1.22	1.35	1.24	1.32	1.40	1.15
Net realized and unrealized gain (loss)	4.18	6.71	(6.65)	(1.97)	(4.57)	3.69
Total from investment operations	5.40	8.06	(5.41)	(0.65)	(3.17)	4.84
Dividends to shareholders:
Net investment income	(1.24)	(1.34)	(1.15)	(1.29)	(1.61)	(1.46)
Net asset value, end of period	$48.78	$44.62	$37.90	$44.46	$46.40	$51.18

TOTAL RETURN[2]	12.20%	21.76%	(12.20)%	(1.51)%	(6.08)%	10.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,400,080	$1,106,602	$894,468	$1,413,669	$1,814,327	$1,474,099
Ratios to average net assets[3] of:
Expenses[4]	0.63%[5]	0.63%	0.63%	0.64%[6]	0.63%[5]	0.63%[5]
Net investment income	5.20%[5]	3.36%	3.13%	2.84%	2.96%[5]	2.49%[5]
Portfolio turnover rate[7]	5%	47%	52%	42%	26%	44%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$50.03	$47.16	$50.80	$51.68	$51.75	$50.70
Investment operations:
Net investment income[1]	0.79	1.14	1.02	1.05	1.38	1.34
Net realized and unrealized gain (loss)	6.33	2.94	(3.75)	(0.91)	(0.19)	1.08
Total from investment operations	7.12	4.08	(2.73)	0.14	1.19	2.42
Dividends to shareholders:
Net investment income	(0.82)	(1.21)	(0.91)	(1.02)	(1.26)	(1.37)
Net asset value, end of period	$56.33	$50.03	$47.16	$50.80	$51.68	$51.75

TOTAL RETURN[2]	14.27%	8.80%	(5.42)%	0.24%	2.53%	5.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$56,327	$50,031	$66,026	$86,353	$62,012	$87,977
Ratios to average net assets[3] of:
Expenses	0.58%[4,5]	0.58%	0.58%[4,8]	0.59%[4,9]	0.58%[5]	0.58%[4,5]
Net investment income	2.94%[5]	2.39%	2.15%	2.05%	2.73%[5]	2.72%[5]
Portfolio turnover rate[7]	2%	66%	61%	64%	93%	59%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$28.16	$27.26	$29.65	$27.77	$29.90	$26.40
Investment operations:
Net investment income[1]	0.70	1.06	0.89	1.54	0.96	0.97
Net realized and unrealized gain (loss)	3.79	1.35	(2.08)	1.75	(1.84)	4.87
Total from investment operations	4.49	2.41	(1.19)	3.29	(0.88)	5.84
Dividends and distributions to shareholders:
Net investment income	(1.20)	(1.51)	(1.20)	(1.41)	(1.17)	(2.34)
Return of capital	—	—	—	—	(0.08)	—
Total dividends and distributions to shareholders	(1.20)	(1.51)	(1.20)	(1.41)	(1.25)	(2.34)
Net asset value, end of period	$31.45	$28.16	$27.26	$29.65	$27.77	$29.90

TOTAL RETURN[2]	16.18%	9.33%[3]	(3.89)%	12.08%	(2.70)%	22.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,069	$83,060	$94,044	$121,560	$127,724	$113,631
Ratios to average net assets[4] of:
Expenses	0.58%[5]	0.58%	0.58%[6]	0.59%[7,8]	0.58%[5,7]	0.58%[5,7]
Net investment income	4.62%[5]	3.86%	3.22%	5.21%	3.37%[5]	3.42%[5]
Portfolio turnover rate[9]	6%	19%	32%	26%	18%	23%

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$44.75	$40.84	$44.23	$47.51	$44.03	$41.50
Investment operations:
Net investment income[1]	0.93	1.46	1.76	1.83	2.11	1.68
Net realized and unrealized gain (loss)	2.15	3.97	(3.43)	(3.28)	3.46	2.51
Total from investment operations	3.08	5.43	(1.67)	(1.45)	5.57	4.19
Dividends to shareholders:
Net investment income	(0.88)	(1.52)	(1.72)	(1.83)	(2.09)	(1.66)
Net asset value, end of period	$46.95	$44.75	$40.84	$44.23	$47.51	$44.03

TOTAL RETURN[2]	6.94%	13.54%	(3.77)%	(3.23)%	13.13%	10.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$98,604	$89,510	$73,511	$101,718	$123,527	$103,473
Ratios to average net assets[4] of:
Expenses	0.58%[5,7]	0.58%	0.58%[6,7]	0.59%[7,8]	0.58%[5,7]	0.58%[5,7]
Net investment income	4.08%[5]	3.42%	4.19%	3.91%	4.60%[5]	4.10%[5]
Portfolio turnover rate[9]	3%	21%	56%	30%	25%	32%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$24.07	$19.42	$22.64	$18.93	$17.97	$19.24
Investment operations:
Net investment income[1]	0.12	0.23	0.26	0.22	0.25	0.17
Net realized and unrealized gain (loss)	1.00	4.70	(3.26)	3.65	0.94	(1.29)
Total from investment operations	1.12	4.93	(3.00)	3.87	1.19	(1.12)
Dividends to shareholders:
Net investment income	(0.14)	(0.28)	(0.22)	(0.16)	(0.23)	(0.15)
Net asset value, end of period	$25.05	$24.07	$19.42	$22.64	$18.93	$17.97

TOTAL RETURN[2]	4.63%	25.56%	(13.31)%[3]	20.44%	6.81%	(5.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,668,585	$1,564,606	$1,475,616	$2,372,406	$939,064	$1,071,074
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[4,5]	0.84%[5]	0.84%[5]	0.84%[5,6]	0.84%[5]	0.84%[7]
Expenses, prior to expense reimbursements	0.84%[4,5]	0.84%[5]	0.84%[5]	0.84%[5,6]	0.84%[5]	0.86%[7]
Net investment income	0.96%[4]	1.09%	1.28%	0.99%	1.49%	0.91%
Portfolio turnover rate[8]	17%	30%	38%	26%	43%	27%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$17.60	$17.28	$20.25	$22.38	$16.11	$15.60
Investment operations:
Net investment income[1]	0.19	0.59	0.58	0.67	1.28	0.63
Net realized and unrealized gain (loss)	0.16	0.50	(2.85)	(2.06)	5.71	0.59
Total from investment operations	0.35	1.09	(2.27)	(1.39)	6.99	1.22
Dividends to shareholders:
Net investment income	(0.25)	(0.77)	(0.70)	(0.74)	(0.72)	(0.71)
Net asset value, end of period	$17.70	$17.60	$17.28	$20.25	$22.38	$16.11

TOTAL RETURN[2]	2.05%	6.60%	(11.57)%	(6.28)%	44.12%	8.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,927	$17,601	$20,731	$34,420	$53,717	$14,498
Ratios to average net assets of:
Expenses, net of expense waivers	0.88%[4]	0.88%	0.88%	0.89%[9]	0.88%[4]	0.88%[4]
Expenses, prior to expense waivers	0.88%[4]	0.88%	0.88%	0.89%[9]	0.88%[4]	1.35%[4]
Net investment income	2.18%[4]	3.44%	3.13%	2.93%	6.61%[4]	4.26%[4]
Portfolio turnover rate[8]	2%	29%	25%	89%	26%	52%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]	Includes interest expense of 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the six months ended September 30, 2017 (not annualized) and fiscal years ended 2017, 2016, 2015 and 2014, respectively.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

[7]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by 0.02% for the fiscal year ended 2013.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

See Notes to Financial Statements.

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2017, the Trust consisted of 86 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund’’)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund’’)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund’’)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”).

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV

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Notes to Financial Statements (unaudited) (continued)

Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker- dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,153,354	$—	$—
Exchange-Traded Fund	62,367	—	—
Investment of Cash Collateral for Securities Loaned	—	35,475	—
Total	$43,215,721	$35,475	$—
Unrealized Appreciation on Foreign Currency Contracts	—	19	—
Unrealized Depreciation on Foreign Currency Contracts	—	(15)	—
Total - Net	$43,215,721	$35,479	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Automobiles	$1,525,344	$224,295	$—
Food Products	1,169,678	—	0	**
Multiline Retail	—	77,267	—
Real Estate Management & Development	3,642,196	—	54,022	**
Semiconductors & Semiconductor Equipment	366,186	—	0	**
Other*	37,727,506	—	—
Investment of Cash Collateral for Securities Loaned	—	1,645,577	—
Total	$44,430,910	$1,947,139	$54,022

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Notes to Financial Statements (unaudited) (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$9,478,648	$410,514	$—
Other*	26,360,615	—	—
Rights	951	—	—
Warrants*	148	13,961	—
Investment of Cash Collateral for Securities Loaned	—	527,120	—
Total	$35,840,362	$951,595	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(13)	—
Total - Net	$35,840,362	$951,582	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$8,089,324	$47,102	$10,511	**
South Korea	3,966,145	25,931	—
Other*	14,293,650	—	—
Investment of Cash Collateral for Securities Loaned	—	132,311	—
Total	$26,349,119	$205,344	$10,511

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$503,950,650	$1,408,635	$—
Other*	1,417,213,721	—	—
Exchange-Traded Fund	1,468,796	—	—
Investment of Cash Collateral for Securities Loaned	—	24,404,793	—
Total	$1,922,633,167	$25,813,428	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(744)	—
Total - Net	$1,922,633,167	$25,812,684	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$63,449,141	$—	$—
Rights	263	—	—
Warrants	—	16,321	—
Investment of Cash Collateral for Securities Loaned	—	680,357	—
Total	$63,449,404	$696,678	$—

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$306,930,474	$—	$1	**
Hong Kong	21,584,104	—	301,279	**
Taiwan	326,782,071	1,888,413	—
Thailand	150,978,131	—	393,258	**
Other*	585,060,049	—	—
Rights	—	61,126	—
Warrants*	—	596,182	—
Investment of Cash Collateral for Securities Loaned	—	56,678,425	—
Total	$1,391,334,829	$59,224,146	$694,538
Unrealized Appreciation on Foreign Currency Contracts	—	280	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12,994)	—
Total - Net	$1,391,334,829	$59,211,432	$694,538

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$56,021,003	$—	$—
Exchange-Traded Funds	115,151	—	—
Investment of Cash Collateral for Securities Loaned	—	674,860	—
Total	$56,136,154	$674,860	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—
Total - Net	$56,136,154	$674,857	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$87,562,801	$—	$—
Rights	—	15,060	—
Warrants*	—	22,597	—
Exchange-Traded Note	36,949	—	—
Investment of Cash Collateral for Securities Loaned	—	1,999,632	—
Total	$87,599,750	$2,037,289	$—
Unrealized Appreciation on Foreign Currency Contracts	—	43	—
Unrealized Depreciation on Foreign Currency Contracts	—	(19)	—
Total - Net	$87,599,750	$2,037,313	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$98,358,263	$—	$—
Investment of Cash Collateral for Securities Loaned	—	669,504	—
Total	$98,358,263	$669,504	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12)	—
Total - Net	$98,358,263	$669,493	$—

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Notes to Financial Statements (unaudited) (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Auto Components	$28,382,579	$925,228	$—
Metals & Mining	57,405,504	—	142,978	**
Other*	1,589,901,190	—	—
Total	$1,675,689,273	$925,228	$142,978

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,484,770	$—	$0	**
Other*	11,442,919	—	—
Total	$15,927,689	$—	$0
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during the six months ended September 30, 2017. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Transfers from Level 1 to Level 2[1]
China ex-State-Owned Enterprises Fund	$64,910
Emerging Markets Consumer Growth Fund	244,268
Emerging Markets ex-State-Owned Enterprises Fund	6,346
Emerging Markets High Dividend Fund	1,100,929
Emerging Markets SmallCap Dividend Fund	1,481,907
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2017.

During the six months ended September 30, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2017 and open positions in such derivatives as of September 30, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 96 and 97. At September 30, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$19	Unrealized depreciation on foreign currency contracts	$15
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	13
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	744
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	280	Unrealized depreciation on foreign currency contracts	12,994
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	3
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	43	Unrealized depreciation on foreign currency contracts	19
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	12

For the six months ended September 30, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$1,021	$2
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	13,555	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(777)	(173)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(87)	(53)
Emerging Markets High Dividend Fund
Foreign exchange contracts	(30,931)	(27,103)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(6,037)	(2,353)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(19,905)	23,569
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(1,849)	(8,355)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(3,493)	27
Global High Dividend Fund
Foreign exchange contracts	2,628	(565)
India Earnings Fund (consolidated)
Foreign exchange contracts	(298,182)	—
Middle East Dividend Fund
Foreign exchange contracts	(5,647)	—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

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Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$16,962
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	5,138
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	1,432	6,290
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	29,043	1,458
Emerging Markets High Dividend Fund
Foreign exchange contracts	321,866	756,498
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	33,046	59,445
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	3,222,351	1,027,002
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	13,290	183,794
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	4,534	15,724
Global High Dividend Fund
Foreign exchange contracts	10,399	7,910
India Earnings Fund (consolidated)
Foreign exchange contracts	—	222,936
Middle East Dividend Fund
Foreign exchange contracts	—	33,034

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized gains or losses of foreign currency contracts are included in the net realized gain (loss) from foreign currency contracts and/or increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts in the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Notes to Financial Statements (unaudited) (continued)

dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Asia Pacific ex-Japan Fund
Securities Lending	$125,879	$—	$(125,879)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	19	(15)	—	4	15	(15)	—	—
China ex-State-Owned Enterprises Fund
Securities Lending	2,584,651	—	(2,584,651)[1]	—	—	—	—	—

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

	Assets					Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received		Net Amount		Financial Instruments	Collateral Posted	Net Amount
Emerging Markets Consumer Growth Fund
Securities Lending	$1,493,814	$—	$(1,493,814	) [1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—		—	13	—	—	13
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	256,217	—	(256,217	) [1]	—	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	80,122,295	—	(80,122,295	) [1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—		—	744	—	—	744
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,068,270	—	(1,068,270	) [1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	139,153,015	—	(139,153,015)[1]		—	—	—	—	—
Foreign Currency Contracts	280	(280)	—		—	12,994	(280)	—	12,714
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	1,004,936	—	(1,004,936	) [1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—		—	3	—	—	3
Global ex-U.S. Real Estate Fund
Securities Lending	2,384,208	—	(2,384,208	) [1]	—	—	—	—	—
Foreign Currency Contracts	43	(19)	—		24	19	(19)	—	—
Global High Dividend Fund
Securities Lending	880,782	—	(880,782	) [1]	—	—	—	—	—
Foreign Currency Contracts	1	—	—		1	12	—	—	12
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	97

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Asia Pacific ex-Japan Fund	0.48%	—	—
China ex-State-Owned Enterprises Fund	0.63%	(0.31)%[2]	July 31, 2018
Emerging Markets Consumer Growth Fund	0.63%	(0.31)%[3]	July 31, 2018
Emerging Markets ex-State-Owned Enterprises Fund	0.58%	(0.26)%[3]	July 31, 2018
Emerging Markets High Dividend Fund	0.63%	—	—
Emerging Markets Quality Dividend Growth Fund	0.63%	(0.31)%[3]	July 31, 2018
Emerging Markets SmallCap Dividend Fund	0.63%	—	—
Global ex-U.S. Quality Dividend Growth Fund	0.58%	—	—
Global ex-U.S. Real Estate Fund	0.58%	—	—
Global High Dividend Fund	0.58%	—	—
India Earnings Fund (consolidated)	0.83%	—	—
Middle East Dividend Fund	0.88%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]	Effective June 30, 2017. From July 1, 2015 to June 30, 2017, the Fund’s advisory fee waiver was 0.10% per annum based on average daily net assets.

[3]	Effective June 30, 2017.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2017 are as follows:

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2017	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$60,238	$809,850	$823,737	$9,981	$6,035	$62,367	$13,481

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$1,690,659	$8,002,227	$8,234,807	$(5,037)	$15,754	$1,468,796	$44,950

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$20,587,850	$20,302,894	$(284,956)	$—	$—	$257,387

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$4,452	$112,379	$70,785	$(1,348)	$1,398	$46,096	$2,295
WisdomTree International Equity Fund	6,664	168,910	110,216	452	3,245	69,055	1,813
Total	$11,116	$281,289	$181,001	$(896)	$4,643	$115,151	$4,108

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2017	Dividend Income
Global High Dividend Fund
WisdomTree International High Dividend Fund	$45,756	$633,643	$668,003	$(11,253)	$(143)	$—	$8,752
WisdomTree U.S. High Dividend Fund	15,201	208,954	224,221	(97)	163	—	841
Total	$60,957	$842,597	$892,224	$(11,350)	$20	$—	$9,593

WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares
China ex-State-Owned Enterprises Fund	55	$4,334	$40
Emerging Markets ex-State-Owned Enterprises Fund	244	7,220	17
Emerging Markets SmallCap Dividend Fund	195	9,561	180

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$1,172,868	$1,106,480	$—	$—
China ex-State-Owned Enterprises Fund	13,405,680	8,157,577	26,118,185	—
Emerging Markets Consumer Growth Fund	4,538,201	600,301	4,725,037	—
Emerging Markets ex-State-Owned Enterprises Fund	13,631,372	3,855,043	12,915,025	—
Emerging Markets High Dividend Fund	140,904,019	94,069,928	75,155,266	4,885,347
Emerging Markets Quality Dividend Growth Fund	5,430,983	1,416,247	5,742,466	—
Emerging Markets SmallCap Dividend Fund	145,483,592	57,349,063	95,781,450	—
Global ex-U.S. Quality Dividend Growth Fund	1,205,075	1,101,667	—	—
Global ex-U.S. Real Estate Fund	5,338,672	6,740,308	3,210,072	7,205,020
Global High Dividend Fund	3,303,314	2,897,131	4,340,311	—
India Earnings Fund (consolidated)	319,187,274	280,862,060	—	—
Middle East Dividend Fund	411,676	1,997,398	—	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2017, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$39,735,383	$6,979,371	$(3,463,554)	$3,515,817
China ex-State-Owned Enterprises Fund	41,330,118	5,837,969	(736,016)	5,101,953
Emerging Markets Consumer Growth Fund	33,413,568	4,942,506	(1,564,130)	3,378,376
Emerging Markets ex-State-Owned Enterprises Fund	24,958,415	2,161,285	(554,726)	1,606,559
Emerging Markets High Dividend Fund	1,925,632,094	235,418,346	(212,604,589)	22,813,757
Emerging Markets Quality Dividend Growth Fund	55,945,476	9,812,033	(1,611,427)	8,200,606
Emerging Markets SmallCap Dividend Fund	1,244,663,671	271,097,390	(64,520,262)	206,577,128
Global ex-U.S. Quality Dividend Growth Fund	46,720,569	11,058,632	(968,190)	10,090,442
Global ex-U.S. Real Estate Fund	83,248,515	14,636,536	(8,247,989)	6,388,547
Global High Dividend Fund	89,351,009	13,473,759	(3,797,012)	9,676,747
India Earnings Fund (consolidated)	1,336,878,272	404,589,801	(64,710,594)	339,879,207
Middle East Dividend Fund	16,405,841	1,502,700	(1,980,852)	(478,152)

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the Portfolio.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Prior to August 8, 2012, the Mauritius income tax was paid by the Portfolio, and thereafter, the Mauritius income tax was paid by WTAM.

On May 10, 2016, the Government of India and Mauritius announced the signing of a protocol amending the provisions of the tax treaty (“2016 Protocol”). The 2016 Protocol has become effective on April 1, 2017 in respect of income and gains received from India. The 2016 Protocol, inter alia, provides for capital gains arising on disposal of shares acquired by a company resident in Mauritius on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired from April 1, 2017 and disposed of by March 31, 2019 are taxable at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits (“LOB”) clause. As such, the LOB Article denies the concessional 50% Indian capital gains tax rate benefit in respect of capital gains arising between April 1, 2017 and March 31, 2019, where the LOB conditions are not fulfilled.

Any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 are subject to the full rate of capital gains tax in India. The 2016 Protocol only amends the capital gains article in relation to the taxation of shares. As such, all other “securities” besides shares are subject to similar taxation principles, as they apply currently to the Portfolio.

This amendment could reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). GAAR is applicable to financial years beginning on or after April 1, 2017. All investments made into India up-to April 1, 2017 are grandfathered and are exempt from the applicability of GAAR, irrespective of the date of exit of the investments. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if benefit under the tax treaty is claimed by the Portfolio.

100	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (concluded)

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the period ended September 30, 2017, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $400,000,000 and having a final maturity date of October 3, 2017. During the period ended September 30, 2017, the Fund utilized the demand note and borrowed for a period of 6 days with an average outstanding loan balance of $198,766,667 and a weighted average interest rate of 3.47% per annum. Interest expense related to the loan for the period ended September 30, 2017 was $113,297. At September 30, 2017, the Fund did not have any outstanding demand note agreements or amounts.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	101

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement” or “Sub-Advisory Agreement), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 3, 2017, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to

102	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (continued)

the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review,

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	103

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (concluded)

the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

104	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	105

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2017:

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Value Fund (EZY)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-0042

WisdomTree Trust

Domestic Equity Funds

Semi-Annual Report

September 30, 2017

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

(formerly, WisdomTree Dividend ex-Financials Fund)

WisdomTree U.S. Earnings 500 Fund (EPS)

(formerly, WisdomTree Earnings 500 Fund)

WisdomTree U.S. High Dividend Fund (DHS)

(formerly, WisdomTree High Dividend Fund)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

(formerly, WisdomTree LargeCap Dividend Fund)

WisdomTree U.S. LargeCap Value Fund (EZY)

(formerly, WisdomTree LargeCap Value Fund)

WisdomTree U.S. MidCap Dividend Fund (DON)

(formerly, WisdomTree MidCap Dividend Fund)

WisdomTree U.S. MidCap Earnings Fund (EZM)

(formerly, WisdomTree MidCap Earnings Fund)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

(formerly, WisdomTree SmallCap Dividend Fund)

WisdomTree U.S. SmallCap Earnings Fund (EES)

(formerly, WisdomTree SmallCap Earnings Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

(formerly, WisdomTree Total Dividend Fund)

WisdomTree U.S. Total Earnings Fund (EXT)

(formerly, WisdomTree Total Earnings Fund)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

(formerly, WisdomTree Dividend ex-Financials Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Utilities	16.0%
Energy	12.0%
Health Care	12.0%
Consumer Discretionary	11.8%
Information Technology	11.2%
Industrials	10.9%
Materials	10.3%
Consumer Staples	10.1%
Telecommunication Services	5.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
CenturyLink, Inc.	2.3%
DowDuPont, Inc.	2.2%
Targa Resources Corp.	2.2%
AbbVie, Inc.	2.0%
Avangrid, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Las Vegas Sands Corp.	1.8%
Entergy Corp.	1.8%
CenterPoint Energy, Inc.	1.7%
PPL Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	4.00%	11.23%	8.43%	12.15%	7.27%	8.52%
Fund Market Price Returns	3.89%	11.15%	8.39%	12.12%	7.27%	8.50%
WisdomTree Dividend Top 100/U.S. Dividend ex-Financials Spliced Index[2]	4.18%	11.70%	8.87%	12.59%	7.67%	8.93%
Dow Jones U.S. Select Dividend IndexSM	4.60%	13.21%	12.26%	14.28%	7.50%	8.05%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree U.S. Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	1

Performance Summary (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

(formerly, WisdomTree Earnings 500 Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	22.0%
Financials	20.1%
Health Care	13.7%
Consumer Discretionary	12.2%
Industrials	10.4%
Consumer Staples	8.7%
Telecommunication Services	3.2%
Utilities	3.1%
Materials	2.9%
Real Estate	2.0%
Energy	1.5%
Investment Company	0.2%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Apple, Inc.	5.8%
Berkshire Hathaway, Inc., Class B	2.4%
JPMorgan Chase & Co.	2.2%
Alphabet, Inc., Class A	2.2%
Microsoft Corp.	1.9%
Wells Fargo & Co.	1.9%
Johnson & Johnson	1.8%
Bank of America Corp.	1.6%
Gilead Sciences, Inc.	1.6%
Citigroup, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Earnings 500 Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	7.91%	22.06%	10.37%	13.96%	7.35%	7.52%
Fund Market Price Returns	7.82%	21.92%	10.34%	13.98%	7.35%	7.51%
WisdomTree U.S. Earnings 500 Index	8.08%	22.48%	10.67%	14.29%	7.66%	7.83%
S&P 500® Index	7.71%	18.61%	10.81%	14.22%	7.44%	7.62%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

(formerly, WisdomTree High Dividend Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Staples	16.6%
Real Estate	12.1%
Health Care	12.0%
Energy	10.3%
Utilities	10.1%
Information Technology	8.4%
Telecommunication Services	8.1%
Industrials	7.0%
Consumer Discretionary	7.0%
Financials	5.9%
Materials	2.0%
Investment Company	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
AT&T, Inc.	4.3%
Exxon Mobil Corp.	4.2%
Johnson & Johnson	3.7%
Verizon Communications, Inc.	3.3%
Chevron Corp.	3.0%
Pfizer, Inc.	3.0%
Philip Morris International, Inc.	2.9%
Procter & Gamble Co. (The)	2.8%
Wells Fargo & Co.	2.7%
Wal-Mart Stores, Inc.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	3.73%	8.62%	9.31%	11.83%	5.68%	6.90%
Fund Market Price Returns	3.56%	8.41%	9.23%	11.80%	5.68%	6.89%
WisdomTree U.S. High Dividend Index	3.90%	9.06%	9.75%	12.23%	6.08%	7.26%
Russell 1000® Value Index	4.50%	15.12%	8.53%	13.20%	5.92%	7.26%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	3

Performance Summary (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

(formerly, WisdomTree LargeCap Dividend Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	16.8%
Consumer Staples	13.7%
Health Care	13.0%
Financials	12.4%
Industrials	10.5%
Consumer Discretionary	8.3%
Energy	7.5%
Utilities	5.6%
Telecommunication Services	5.3%
Real Estate	4.1%
Materials	2.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Apple, Inc.	4.0%
Microsoft Corp.	3.5%
AT&T, Inc.	2.8%
Exxon Mobil Corp.	2.8%
Johnson & Johnson	2.4%
Verizon Communications, Inc.	2.2%
Chevron Corp.	2.0%
Pfizer, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Procter & Gamble Co. (The)	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.13%	15.87%	9.89%	12.73%	6.57%	7.90%
Fund Market Price Returns	6.05%	15.76%	9.85%	12.71%	6.57%	7.87%
WisdomTree U.S. LargeCap Dividend Index	6.30%	16.24%	10.20%	13.05%	6.94%	8.25%
S&P 500® Index	7.71%	18.61%	10.81%	14.22%	7.44%	8.68%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. LargeCap Value Fund (EZY)

(formerly, WisdomTree LargeCap Value Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Financials	24.3%
Industrials	19.4%
Information Technology	11.5%
Consumer Discretionary	11.4%
Health Care	11.0%
Consumer Staples	8.8%
Telecommunication Services	5.9%
Utilities	4.8%
Materials	2.7%
Real Estate	0.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Wal-Mart Stores, Inc.	6.0%
AT&T, Inc.	5.2%
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.5%
Berkshire Hathaway, Inc., Class B	3.5%
Bank of America Corp.	3.4%
Baxter International, Inc.	3.2%
Time Warner, Inc.	2.2%
QUALCOMM, Inc.	2.0%
Goldman Sachs Group, Inc. (The)	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Value Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	8.99%	21.89%	9.07%	12.13%	5.79%	5.84%
Fund Market Price Returns	8.79%	21.64%	9.03%	12.11%	5.76%	5.84%
WisdomTree Low P/E/U.S. LargeCap Value Spliced Index[2]	9.22%	22.39%	9.48%	12.54%	6.20%	6.21%
Russell 1000® Value Index	4.50%	15.12%	8.53%	13.20%	5.92%	5.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree U.S. LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	5

Performance Summary (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

(formerly, WisdomTree MidCap Dividend Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	20.1%
Real Estate	16.0%
Industrials	13.9%
Utilities	12.1%
Materials	10.3%
Financials	9.1%
Information Technology	8.5%
Energy	4.5%
Consumer Staples	2.9%
Health Care	2.0%
Telecommunication Services	0.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Targa Resources Corp.	1.5%
CenterPoint Energy, Inc.	1.3%
Andeavor	1.2%
Gap, Inc. (The)	1.1%
Coach, Inc.	1.0%
Macquarie Infrastructure Corp.	0.9%
Wynn Resorts Ltd.	0.8%
Pinnacle West Capital Corp.	0.8%
CF Industries Holdings, Inc.	0.8%
Eastman Chemical Co.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	3.71%	12.67%	11.49%	15.08%	9.16%	9.50%
Fund Market Price Returns	3.68%	12.58%	11.46%	15.07%	9.16%	9.53%
WisdomTree U.S. MidCap Dividend Index	3.89%	13.13%	11.90%	15.46%	9.44%	9.59%
S&P MidCap 400® Index	5.26%	17.52%	11.18%	14.43%	9.00%	9.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

(formerly, WisdomTree MidCap Earnings Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	21.5%
Consumer Discretionary	18.5%
Financials	16.1%
Information Technology	13.2%
Real Estate	8.1%
Health Care	6.7%
Materials	6.0%
Consumer Staples	5.1%
Utilities	4.1%
Investment Company	0.4%
Energy	0.4%
Telecommunication Services	0.1%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
USG Corp.	1.2%
First Solar, Inc.	0.8%
Pilgrim’s Pride Corp.	0.8%
United Therapeutics Corp.	0.8%
Santander Consumer USA Holdings, Inc.	0.8%
Owens Corning	0.7%
Office Depot, Inc.	0.7%
ManpowerGroup, Inc.	0.7%
Toll Brothers, Inc.	0.7%
Navient Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.06%	18.27%	9.94%	14.95%	10.03%	9.34%
Fund Market Price Returns	5.87%	18.10%	9.93%	14.96%	10.04%	9.34%
WisdomTree U.S. MidCap Earnings Index	6.24%	18.69%	10.25%	15.25%	10.29%	9.58%
S&P MidCap 400® Index	5.26%	17.52%	11.18%	14.43%	9.00%	8.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	7

Performance Summary (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	23.7%
Financials	14.5%
Health Care	13.9%
Consumer Discretionary	12.9%
Industrials	9.9%
Consumer Staples	8.0%
Energy	6.1%
Materials	3.1%
Utilities	3.0%
Real Estate	3.0%
Telecommunication Services	2.2%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Chevron Corp.	1.4%
Exxon Mobil Corp.	1.4%
Waste Management, Inc.	1.3%
Progressive Corp. (The)	1.2%
Allstate Corp. (The)	1.2%
Travelers Cos., Inc. (The)	1.2%
Monsanto Co.	1.2%
Northrop Grumman Corp.	1.2%
Boeing Co. (The)	1.2%
Lockheed Martin Corp.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

8	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	20.9%
Health Care	20.6%
Industrials	20.1%
Consumer Discretionary	17.1%
Consumer Staples	12.3%
Financials	5.2%
Materials	3.2%
Energy	0.4%
Real Estate	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Johnson & Johnson	5.9%
Apple, Inc.	4.2%
Microsoft Corp.	3.7%
AbbVie, Inc.	3.5%
PepsiCo, Inc.	2.7%
Altria Group, Inc.	2.7%
Boeing Co. (The)	2.6%
Home Depot, Inc. (The)	2.4%
McDonald’s Corp.	2.4%
Amgen, Inc.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	8.67%	20.61%	11.61%	12.58%
Fund Market Price Returns	8.61%	20.47%	11.57%	12.56%
WisdomTree U.S. Quality Dividend Growth Index	8.86%	21.06%	11.93%	12.91%
NASDAQ U.S. Dividend Achievers™ Select Index	6.53%	15.48%	9.64%	10.10%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	9

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

(formerly, WisdomTree SmallCap Dividend Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	19.1%
Consumer Discretionary	18.6%
Real Estate	14.1%
Financials	11.0%
Utilities	9.3%
Materials	7.7%
Information Technology	6.2%
Energy	5.0%
Consumer Staples	4.6%
Health Care	2.2%
Telecommunication Services	1.6%
Investment Company	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
CVR Energy, Inc.	1.6%
Vector Group Ltd.	1.6%
Pattern Energy Group, Inc.	1.5%
Covanta Holding Corp.	1.1%
Kronos Worldwide, Inc.	1.1%
Pitney Bowes, Inc.	1.0%
GameStop Corp., Class A	1.0%
PBF Energy, Inc., Class A	1.0%
Domtar Corp.	0.9%
Avista Corp.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	5.76%	14.98%	12.31%	14.16%	8.30%	8.41%
Fund Market Price Returns	5.84%	14.97%	12.33%	14.11%	8.30%	8.41%
WisdomTree U.S. SmallCap Dividend Index	5.94%	15.37%	12.54%	14.25%	8.57%	8.51%
Russell 2000® Index	8.27%	20.74%	12.18%	13.79%	7.85%	8.50%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

(formerly, WisdomTree SmallCap Earnings Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Consumer Discretionary	22.1%
Industrials	21.1%
Financials	21.0%
Health Care	11.0%
Information Technology	9.0%
Materials	4.0%
Real Estate	3.9%
Consumer Staples	3.9%
Utilities	1.7%
Telecommunication Services	1.2%
Energy	0.7%
Investment Company	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Meritor, Inc.	3.3%
Premier, Inc., Class A	1.4%
American Axle & Manufacturing Holdings, Inc.	0.9%
PDL BioPharma, Inc.	0.8%
Eldorado Resorts, Inc.	0.8%
Hyatt Hotels Corp., Class A	0.7%
Greenbrier Cos., Inc. (The)	0.6%
Ferro Corp.	0.6%
Myriad Genetics, Inc.	0.6%
Wabash National Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	9.13%	24.40%	12.55%	14.74%	9.96%	8.55%
Fund Market Price Returns	9.05%	24.42%	12.56%	14.72%	9.97%	8.53%
WisdomTree U.S. SmallCap Earnings Index	9.23%	24.70%	12.73%	14.90%	10.06%	8.66%
Russell 2000® Index	8.27%	20.74%	12.18%	13.79%	7.85%	7.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	11

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Industrials	25.7%
Consumer Discretionary	23.8%
Financials	16.7%
Materials	9.4%
Information Technology	8.1%
Consumer Staples	5.3%
Health Care	3.1%
Utilities	2.8%
Real Estate	2.6%
Energy	1.2%
Telecommunication Services	1.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Compass Minerals International, Inc.	1.8%
ILG, Inc.	1.7%
Pitney Bowes, Inc.	1.6%
GameStop Corp., Class A	1.6%
HSN, Inc.	1.4%
Evercore, Inc., Class A	1.4%
CVB Financial Corp.	1.3%
Hope Bancorp, Inc.	1.2%
Oceaneering International, Inc.	1.2%
Schweitzer-Mauduit International, Inc.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	5.38%	14.36%	11.23%	10.23%
Fund Market Price Returns	5.40%	14.43%	11.27%	10.22%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	5.57%	14.75%	11.46%	10.49%
Russell 2000® Index	8.27%	20.74%	12.18%	10.15%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Equity Funds

Performance Summary (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

(formerly, WisdomTree Total Dividend Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	15.1%
Financials	13.2%
Consumer Staples	12.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.2%
Real Estate	7.7%
Energy	6.8%
Utilities	6.0%
Telecommunication Services	4.5%
Materials	3.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	3.0%
AT&T, Inc.	2.4%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	2.1%
Verizon Communications, Inc.	1.9%
Chevron Corp.	1.7%
Pfizer, Inc.	1.7%
Philip Morris International, Inc.	1.6%
Procter & Gamble Co. (The)	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	5.81%	15.44%	10.22%	13.03%	6.92%	8.10%
Fund Market Price Returns	5.79%	15.23%	10.17%	13.02%	6.93%	8.08%
WisdomTree U.S. Dividend Index	5.97%	15.80%	10.55%	13.35%	7.36%	8.52%
Russell 3000® Index	7.72%	18.71%	10.74%	14.23%	7.57%	8.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Equity Funds	13

Performance Summary (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

(formerly, WisdomTree Total Earnings Fund)

Sector Breakdown† as of 9/30/17

Sector	% of Net Assets
Information Technology	21.0%
Financials	20.6%
Health Care	13.1%
Consumer Discretionary	12.5%
Industrials	11.3%
Consumer Staples	8.2%
Utilities	3.1%
Materials	2.9%
Telecommunication Services	2.9%
Real Estate	2.7%
Energy	1.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/17

Description	% of Net Assets
Apple, Inc.	5.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.0%
Alphabet, Inc., Class A	1.9%
Wells Fargo & Co.	1.7%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
Bank of America Corp.	1.5%
Gilead Sciences, Inc.	1.4%
Citigroup, Inc.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2017, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/17

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	7.83%	21.80%	10.35%	14.04%	7.68%	7.73%
Fund Market Price Returns	7.88%	21.71%	10.33%	14.04%	7.68%	7.73%
WisdomTree U.S. Earnings Index	7.96%	22.34%	10.75%	14.46%	8.01%	8.04%
Russell 3000® Index	7.72%	18.71%	10.74%	14.23%	7.57%	7.63%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Domestic Equity Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree U.S. LargeCap Dividend Index.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree U.S. Earnings Index.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

WisdomTree Domestic Equity Funds	15

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the

MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

16	WisdomTree Domestic Equity Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/17 to 9/30/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Equity Funds	17

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio Based on the Period 4/1/17 to 9/30/17	Expenses Paid During the Period† 4/1/17 to 9/30/17
WisdomTree U.S. Dividend ex-Financials Fund
Actual	$1,000.00	$1,040.00	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. Earnings 500 Fund
Actual	$1,000.00	$1,079.10	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. High Dividend Fund
Actual	$1,000.00	$1,037.30	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. LargeCap Dividend Fund
Actual	$1,000.00	$1,061.30	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. LargeCap Value Fund
Actual	$1,000.00	$1,089.90	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. MidCap Dividend Fund
Actual	$1,000.00	$1,037.10	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. MidCap Earnings Fund
Actual	$1,000.00	$1,060.60	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. Multifactor Fund
Actual[1]	$1,000.00	$1,053.20	0.28%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,086.70	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. SmallCap Dividend Fund
Actual	$1,000.00	$1,057.60	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. SmallCap Earnings Fund
Actual	$1,000.00	$1,091.30	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Actual	$1,000.00	$1,053.80	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. Total Dividend Fund
Actual	$1,000.00	$1,058.10	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. Total Earnings Fund
Actual	$1,000.00	$1,078.30	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

[1]

Fund commenced operations on June 29, 2017. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 94/365 (to reflect the period since commencement of operations).

18	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.6%
Boeing Co. (The)	52,933	$13,456,098
Lockheed Martin Corp.	30,323	9,408,924

Total Aerospace & Defense		22,865,022
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	63,782	7,659,580
Automobiles – 3.1%
Ford Motor Co.	1,101,031	13,179,341
General Motors Co.	336,346	13,581,652

Total Automobiles		26,760,993
Beverages – 2.3%
Coca-Cola Co. (The)	233,390	10,504,884
PepsiCo, Inc.	81,669	9,100,377

Total Beverages		19,605,261
Biotechnology – 4.1%
AbbVie, Inc.	194,559	17,288,513
Amgen, Inc.	55,030	10,260,343
Gilead Sciences, Inc.	99,548	8,065,379

Total Biotechnology		35,614,235
Chemicals – 5.8%
Air Products & Chemicals, Inc.	46,115	6,973,510
DowDuPont, Inc.	275,532	19,075,080
Eastman Chemical Co.	93,212	8,434,754
Mosaic Co. (The)	372,808	8,048,925
Praxair, Inc.	56,506	7,896,149

Total Chemicals		50,428,418
Communications Equipment – 1.3%
Cisco Systems, Inc.	334,163	11,237,902
Containers & Packaging – 3.7%
International Paper Co.	202,729	11,519,062
Packaging Corp. of America	96,947	11,117,882
WestRock Co.	172,712	9,797,952
Total Containers & Packaging		32,434,896
Diversified Telecommunication Services – 5.4%
AT&T, Inc.	354,174	13,872,996
CenturyLink, Inc.(a)	1,065,245	20,133,130
Verizon Communications, Inc.	253,636	12,552,446

Total Diversified Telecommunication Services		46,558,572
Electric Utilities – 12.9%
American Electric Power Co., Inc.	181,933	12,778,974
Avangrid, Inc.	359,097	17,028,380
Duke Energy Corp.	170,135	14,277,729
Entergy Corp.	198,407	15,150,358
Exelon Corp.	311,951	11,751,194
FirstEnergy Corp.	414,714	12,785,633
PPL Corp.	382,154	14,502,744
Southern Co. (The)	278,620	13,691,387

Total Electric Utilities		111,966,399
Electrical Equipment – 1.3%
Emerson Electric Co.	176,879	11,115,076
Energy Equipment & Services – 0.9%
Helmerich & Payne, Inc.(a)	146,086	7,612,541
Food Products – 2.5%
General Mills, Inc.	139,734	7,232,632
Kellogg Co.	111,378	6,946,646
Kraft Heinz Co. (The)	98,274	7,621,148

Total Food Products		21,800,426
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	197,373	10,531,823
Health Care Providers & Services – 0.8%
Cardinal Health, Inc.	99,806	6,679,018
Hotels, Restaurants & Leisure – 3.0%
Las Vegas Sands Corp.	241,202	15,475,520
Yum! Brands, Inc.	143,437	10,558,398

Total Hotels, Restaurants & Leisure		26,033,918
Household Products – 2.2%
Kimberly-Clark Corp.	79,415	9,345,557
Procter & Gamble Co. (The)	110,334	10,038,188

Total Household Products		19,383,745
Industrial Conglomerates – 1.8%
3M Co.	41,489	8,708,541
General Electric Co.	268,734	6,497,988

Total Industrial Conglomerates		15,206,529
IT Services – 2.9%
International Business Machines Corp.	58,571	8,497,480
Paychex, Inc.	148,230	8,887,871
Western Union Co. (The)	390,674	7,500,941

Total IT Services		24,886,292
Leisure Products – 0.8%
Mattel, Inc.	470,559	7,284,253
Machinery – 3.6%
Caterpillar, Inc.	98,780	12,318,854
Cummins, Inc.	60,082	10,095,578
Dover Corp.	94,622	8,647,505

Total Machinery		31,061,937
Metals & Mining – 0.7%
Nucor Corp.	108,053	6,055,290
Multi-Utilities – 3.1%
CenterPoint Energy, Inc.	504,148	14,726,163
Public Service Enterprise Group, Inc.	258,289	11,945,866

Total Multi-Utilities		26,672,029
Multiline Retail – 1.6%
Kohl’s Corp.	185,166	8,452,828
Macy’s, Inc.	238,739	5,209,285

Total Multiline Retail		13,662,113

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	19

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2017

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 11.2%
Chevron Corp.	98,295	$11,549,662
Exxon Mobil Corp.	111,818	9,166,840
Marathon Petroleum Corp.	182,518	10,235,609
Occidental Petroleum Corp.	183,651	11,792,231
ONEOK, Inc.	237,044	13,134,608
Phillips 66	101,129	9,264,428
Targa Resources Corp.	402,990	19,061,427
Valero Energy Corp.	159,457	12,267,027

Total Oil, Gas & Consumable Fuels		96,471,832
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	136,272	8,685,977
Eli Lilly & Co.	129,000	11,034,660
Johnson & Johnson	73,020	9,493,330
Merck & Co., Inc.	142,266	9,109,292
Pfizer, Inc.	341,664	12,197,405

Total Pharmaceuticals		50,520,664
Semiconductors & Semiconductor Equipment – 2.1%
Maxim Integrated Products, Inc.	244,376	11,659,179
QUALCOMM, Inc.	133,559	6,923,699

Total Semiconductors & Semiconductor Equipment		18,582,878
Software – 1.1%
CA, Inc.	285,622	9,534,062
Specialty Retail – 2.0%
Gap, Inc. (The)	404,884	11,956,224
L Brands, Inc.	127,319	5,297,744

Total Specialty Retail		17,253,968
Technology Hardware, Storage & Peripherals – 3.8%
HP, Inc.	639,634	12,767,095
Western Digital Corp.	135,776	11,731,046
Xerox Corp.	249,600	8,309,184

Total Technology Hardware, Storage & Peripherals		32,807,325
Textiles, Apparel & Luxury Goods – 1.3%
Coach, Inc.	269,526	10,856,507
Tobacco – 3.1%
Altria Group, Inc.	162,736	10,320,717
Philip Morris International, Inc.	146,552	16,268,738

Total Tobacco		26,589,455
Trading Companies & Distributors – 0.8%
Fastenal Co.	148,466	6,767,080
TOTAL COMMON STOCKS (Cost: $769,579,464)		862,500,039
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree U.S. LargeCap Dividend Fund(b)	6,258	543,445
WisdomTree U.S. MidCap Dividend Fund(b)	5,446	544,328

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,046,527)		1,087,773
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $21,301,748)(d)	21,301,748	21,301,748
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $791,927,739)		884,889,560
Other Assets less Liabilities – (2.3)%		(19,829,960)

NET ASSETS – 100.0%		$865,059,600
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $23,563,375 and the total market value of the collateral held by the Fund was $24,273,391. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,971,643.

See Notes to Financial Statements.

20	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.7%
Boeing Co. (The)	3,775	$959,643
General Dynamics Corp.	2,325	477,974
Huntington Ingalls Industries, Inc.	327	74,046
L3 Technologies, Inc.	558	105,144
Lockheed Martin Corp.	1,966	610,030
Northrop Grumman Corp.	1,174	337,783
Raytheon Co.	2,131	397,602
Rockwell Collins, Inc.	1,013	132,409
Spirit AeroSystems Holdings, Inc. Class A	1,325	102,979
Textron, Inc.	2,321	125,055
TransDigm Group, Inc.	306	78,229
United Technologies Corp.	4,623	536,638

Total Aerospace & Defense		3,937,532
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	918	69,860
Expeditors International of Washington, Inc.	1,085	64,948
FedEx Corp.	1,906	429,956
United Parcel Service, Inc. Class B	5,749	690,397

Total Air Freight & Logistics		1,255,161
Airlines – 1.5%
Alaska Air Group, Inc.	1,319	100,600
American Airlines Group, Inc.	15,431	732,818
Delta Air Lines, Inc.	12,195	588,043
JetBlue Airways Corp.*	4,595	85,145
Southwest Airlines Co.	6,149	344,221
United Continental Holdings, Inc.*	4,835	294,355

Total Airlines		2,145,182
Auto Components – 0.2%
BorgWarner, Inc.	1,795	91,958
Goodyear Tire & Rubber Co. (The)	1,560	51,870
Lear Corp.	928	160,618

Total Auto Components		304,446
Automobiles – 2.1%
Ford Motor Co.	74,420	890,808
General Motors Co.	49,240	1,988,311
Harley-Davidson, Inc.	1,544	74,436

Total Automobiles		2,953,555
Banks – 9.5%
Bank of America Corp.	91,833	2,327,048
BB&T Corp.	5,975	280,466
CIT Group, Inc.	2,023	99,228
Citigroup, Inc.	30,454	2,215,224
Citizens Financial Group, Inc.	3,659	138,566
Comerica, Inc.	849	64,745
East West Bancorp, Inc.	1,059	63,307
Fifth Third Bancorp	8,789	245,916
First Republic Bank	834	87,120
Huntington Bancshares, Inc.	6,086	84,961
JPMorgan Chase & Co.	33,643	3,213,243
KeyCorp	5,675	106,804
M&T Bank Corp.	997	160,557
PNC Financial Services Group, Inc. (The)	4,283	577,220
Regions Financial Corp.	9,779	148,934
Signature Bank*	323	41,357
SunTrust Banks, Inc.	4,469	267,112
SVB Financial Group*	299	55,940
U.S. Bancorp	14,595	782,146
Wells Fargo & Co.	49,128	2,709,409
Zions Bancorp	1,116	52,653

Total Banks		13,721,956
Beverages – 1.9%
Brown-Forman Corp. Class B	3,177	172,511
Coca-Cola Co. (The)	23,179	1,043,287
Constellation Brands, Inc. Class A	1,058	211,018
Dr. Pepper Snapple Group, Inc.	1,272	112,534
Molson Coors Brewing Co. Class B	784	64,006
Monster Beverage Corp.*	2,022	111,715
PepsiCo, Inc.	8,689	968,215

Total Beverages		2,683,286
Biotechnology – 4.2%
AbbVie, Inc.	13,487	1,198,455
Alexion Pharmaceuticals, Inc.*	365	51,206
Amgen, Inc.	7,135	1,330,321
Biogen, Inc.*	1,825	571,444
Bioverativ, Inc.*	896	51,135
Celgene Corp.*	2,643	385,402
Gilead Sciences, Inc.	27,962	2,265,481
Incyte Corp.*	187	21,830
Regeneron Pharmaceuticals, Inc.*	282	126,088

Total Biotechnology		6,001,362
Building Products – 0.2%
A.O. Smith Corp.	830	49,327
Fortune Brands Home & Security, Inc.	913	61,381
Lennox International, Inc.	207	37,047
Masco Corp.	1,855	72,363

Total Building Products		220,118
Capital Markets – 3.8%
Affiliated Managers Group, Inc.	405	76,881
Ameriprise Financial, Inc.	1,450	215,340
Bank of New York Mellon Corp. (The)	8,864	469,969
BlackRock, Inc.	1,112	497,164
Charles Schwab Corp. (The)	5,588	244,419
CME Group, Inc.	1,595	216,410
E*TRADE Financial Corp.*	1,884	82,161
FactSet Research Systems, Inc.	262	47,189
Franklin Resources, Inc.	5,638	250,947
Goldman Sachs Group, Inc. (The)	3,925	930,971
Intercontinental Exchange, Inc.	3,277	225,130
MarketAxess Holdings, Inc.	87	16,052
Moody’s Corp.	1,215	169,140
Morgan Stanley	14,728	709,448

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
MSCI, Inc.	448	$52,371
Nasdaq, Inc.	924	71,675
Northern Trust Corp.	1,505	138,355
Raymond James Financial, Inc.	1,016	85,679
S&P Global, Inc.	2,096	327,626
SEI Investments Co.	844	51,535
State Street Corp.	3,286	313,944
T. Rowe Price Group, Inc.	2,014	182,569
TD Ameritrade Holding Corp.	2,644	129,027

Total Capital Markets		5,504,002
Chemicals – 2.4%
Air Products & Chemicals, Inc.	1,386	209,591
Albemarle Corp.	858	116,954
Ashland Global Holdings, Inc.	35	2,289
Celanese Corp. Series A	746	77,785
CF Industries Holdings, Inc.	389	13,677
DowDuPont, Inc.	24,081	1,667,128
Eastman Chemical Co.	1,528	138,269
Ecolab, Inc.	1,199	154,203
FMC Corp.	81	7,234
International Flavors & Fragrances, Inc.	474	67,739
Monsanto Co.	1,915	229,455
Mosaic Co. (The)	1,854	40,028
PPG Industries, Inc.	1,108	120,395
Praxair, Inc.	1,666	232,807
RPM International, Inc.	887	45,539
Sherwin-Williams Co. (The)	563	201,577
Valvoline, Inc.	96	2,251
Westlake Chemical Corp.	987	82,010

Total Chemicals		3,408,931
Commercial Services & Supplies – 0.3%
Cintas Corp.	550	79,354
Republic Services, Inc.	1,446	95,523
Rollins, Inc.	593	27,361
Waste Management, Inc.	2,125	166,324

Total Commercial Services & Supplies		368,562
Communications Equipment – 1.4%
Arista Networks, Inc.*	225	42,662
Cisco Systems, Inc.	47,702	1,604,218
CommScope Holding Co., Inc.*	304	10,096
F5 Networks, Inc.*	365	44,005
Harris Corp.	677	89,147
Juniper Networks, Inc.	2,771	77,117
Motorola Solutions, Inc.	1,454	123,401

Total Communications Equipment		1,990,646
Construction & Engineering – 0.0%
Fluor Corp.	420	17,682
Jacobs Engineering Group, Inc.	433	25,231

Total Construction & Engineering		42,913
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	251	51,764
Vulcan Materials Co.	382	45,687

Total Construction Materials		97,451
Consumer Finance – 1.3%
American Express Co.	9,931	898,358
Capital One Financial Corp.	5,411	458,095
Discover Financial Services	4,201	270,881
Synchrony Financial	8,173	253,772

Total Consumer Finance		1,881,106
Containers & Packaging – 0.3%
Avery Dennison Corp.	565	55,562
Ball Corp.	1,007	41,589
Crown Holdings, Inc.*	1,254	74,889
International Paper Co.	2,631	149,493
Packaging Corp. of America	698	80,047
Sealed Air Corp.	1,182	50,495
WestRock Co.	438	24,848

Total Containers & Packaging		476,923
Distributors – 0.1%
Genuine Parts Co.	995	95,172
LKQ Corp.*	1,915	68,921

Total Distributors		164,093
Diversified Financial Services – 2.4%
Berkshire Hathaway, Inc. Class B*	19,019	3,486,563
Leucadia National Corp.	466	11,767

Total Diversified Financial Services		3,498,330
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	50,970	1,996,495
CenturyLink, Inc.(a)	4,860	91,854
Level 3 Communications, Inc.*	8,989	479,024
Verizon Communications, Inc.	37,682	1,864,882

Total Diversified Telecommunication Services		4,432,255
Electric Utilities – 2.0%
Alliant Energy Corp.	1,321	54,914
American Electric Power Co., Inc.	1,022	71,785
Avangrid, Inc.	1,831	86,826
Duke Energy Corp.	4,900	411,208
Edison International	1,741	134,353
Entergy Corp.	2,442	186,471
Eversource Energy	2,322	140,342
Exelon Corp.	4,923	185,449
NextEra Energy, Inc.	2,802	410,633
OGE Energy Corp.	1,200	43,236
PG&E Corp.	2,529	172,200
Pinnacle West Capital Corp.	770	65,111
PPL Corp.	7,430	281,969
Southern Co. (The)	7,019	344,914
Westar Energy, Inc.	767	38,043
Xcel Energy, Inc.	3,817	180,620

Total Electric Utilities		2,808,074
Electrical Equipment – 0.3%
Acuity Brands, Inc.	151	25,863

See Notes to Financial Statements.

22	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
AMETEK, Inc.	1,456	$96,154
Emerson Electric Co.	3,925	246,647
Rockwell Automation, Inc.	716	127,599

Total Electrical Equipment		496,263
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	1,574	133,223
Arrow Electronics, Inc.*	940	75,586
CDW Corp.	1,061	70,026
Corning, Inc.	12,409	371,277
Keysight Technologies, Inc.*	1,166	48,576
Trimble, Inc.*	496	19,468

Total Electronic Equipment, Instruments & Components		718,156
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	1,137	155,405
Apartment Investment & Management Co. Class A	985	43,202
AvalonBay Communities, Inc.	715	127,570
Boston Properties, Inc.	530	65,126
Brixmor Property Group, Inc.	1,239	23,293
Camden Property Trust	737	67,399
Crown Castle International Corp.	546	54,589
Digital Realty Trust, Inc.	357	42,244
Duke Realty Corp.	1,341	38,648
Equinix, Inc.	21	9,372
Equity Residential	8,992	592,843
Essex Property Trust, Inc.	171	43,439
Extra Space Storage, Inc.	508	40,599
Federal Realty Investment Trust	234	29,065
Gaming and Leisure Properties, Inc.	924	34,086
GGP, Inc.	6,205	128,878
Host Hotels & Resorts, Inc.	5,391	99,680
Iron Mountain, Inc.	184	7,158
JBG SMITH Properties*	288	9,852
Kilroy Realty Corp.	463	32,929
Kimco Realty Corp.	3,138	61,348
Macerich Co. (The)	1,710	93,999
Mid-America Apartment Communities, Inc.	333	35,591
National Retail Properties, Inc.	522	21,747
Park Hotels & Resorts, Inc.	1,670	46,025
Prologis, Inc.	2,289	145,260
Public Storage	686	146,797
Realty Income Corp.	715	40,891
Regency Centers Corp.	189	11,726
SBA Communications Corp.*	126	18,150
Simon Property Group, Inc.	1,351	217,525
SL Green Realty Corp.	339	34,347
UDR, Inc.	876	33,314
Ventas, Inc.	1,193	77,700
Vornado Realty Trust	576	44,283
Welltower, Inc.	1,679	118,000
Weyerhaeuser Co.	1,631	55,503

Total Equity Real Estate Investment Trusts (REITs)		2,847,583
Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	1,994	327,594
CVS Health Corp.	8,657	703,987
Kroger Co. (The)	7,815	156,769
Rite Aid Corp.*	2,460	4,822
Sysco Corp.	2,325	125,434
Wal-Mart Stores, Inc.	27,822	2,174,011
Walgreens Boots Alliance, Inc.	6,479	500,308

Total Food & Staples Retailing		3,992,925
Food Products – 1.2%
Archer-Daniels-Midland Co.	4,606	195,801
Campbell Soup Co.	1,534	71,822
Conagra Brands, Inc.	2,182	73,621
General Mills, Inc.	3,475	179,866
Hershey Co. (The)	1,067	116,484
Hormel Foods Corp.	3,414	109,726
Ingredion, Inc.	555	66,955
J.M. Smucker Co. (The)	730	76,599
Kellogg Co.	1,452	90,561
Kraft Heinz Co. (The)	4,494	348,510
McCormick & Co., Inc. Non-Voting Shares	657	67,435
Mondelez International, Inc. Class A	2,753	111,937
Tyson Foods, Inc. Class A	3,874	272,923

Total Food Products		1,782,240
Gas Utilities – 0.1%
Atmos Energy Corp.	618	51,813
UGI Corp.	1,059	49,625

Total Gas Utilities		101,438
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	4,368	233,077
Align Technology, Inc.*	244	45,450
Baxter International, Inc.	14,835	930,896
Becton, Dickinson and Co.	798	156,368
Boston Scientific Corp.*	5,166	150,692
C.R. Bard, Inc.	389	124,675
Cooper Cos., Inc. (The)	191	45,288
Danaher Corp.	3,716	318,759
Dentsply Sirona, Inc.	842	50,360
Edwards Lifesciences Corp.*	799	87,339
Hologic, Inc.*	1,113	40,836
IDEXX Laboratories, Inc.*	262	40,738
Intuitive Surgical, Inc.*	154	161,066
ResMed, Inc.	767	59,028
Stryker Corp.	1,923	273,104
Teleflex, Inc.	220	53,233
Varex Imaging Corp.*	262	8,866
Varian Medical Systems, Inc.*	657	65,739
Zimmer Biomet Holdings, Inc.	450	52,691

Total Health Care Equipment & Supplies		2,898,205
Health Care Providers & Services – 3.1%
Aetna, Inc.	2,560	407,066
AmerisourceBergen Corp.	2,322	192,146

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
Anthem, Inc.	2,102	$399,128
Cardinal Health, Inc.	2,374	158,868
Centene Corp.*	959	92,802
Cigna Corp.	1,921	359,112
DaVita, Inc.*	2,321	137,844
Express Scripts Holding Co.*	5,124	324,452
HCA Healthcare, Inc.*	4,753	378,291
Henry Schein, Inc.*	854	70,019
Humana, Inc.	745	181,504
Laboratory Corp. of America Holdings*	689	104,018
McKesson Corp.	2,068	317,665
Quest Diagnostics, Inc.	1,015	95,045
UnitedHealth Group, Inc.	5,521	1,081,288
Universal Health Services, Inc. Class B	820	90,971

Total Health Care Providers & Services		4,390,219
Health Care Technology – 0.1%
Cerner Corp.*	1,771	126,308
Hotels, Restaurants & Leisure – 1.7%
Aramark	1,027	41,707
Chipotle Mexican Grill, Inc.*	33	10,158
Darden Restaurants, Inc.	648	51,049
Domino’s Pizza, Inc.	159	31,570
Hilton Grand Vacations, Inc.*	772	29,822
Hilton Worldwide Holdings, Inc.	2,578	179,042
Las Vegas Sands Corp.	3,961	254,138
Marriott International, Inc. Class A	1,208	133,194
McDonald’s Corp.	5,290	828,837
MGM Resorts International	4,717	153,727
Starbucks Corp.	6,491	348,632
Vail Resorts, Inc.	111	25,321
Wyndham Worldwide Corp.	979	103,196
Wynn Resorts Ltd.	299	44,527
Yum! Brands, Inc.	3,416	251,452

Total Hotels, Restaurants & Leisure		2,486,372
Household Durables – 0.6%
D.R. Horton, Inc.	4,068	162,435
Leggett & Platt, Inc.	952	45,439
Lennar Corp. Class A	2,562	135,274
Mohawk Industries, Inc.*	587	145,288
Newell Brands, Inc.	920	39,256
NVR, Inc.*	34	97,070
PulteGroup, Inc.	3,693	100,930
Whirlpool Corp.	691	127,448

Total Household Durables		853,140
Household Products – 1.5%
Church & Dwight Co., Inc.	1,347	65,262
Clorox Co. (The)	751	99,064
Colgate-Palmolive Co.	2,820	205,437
Kimberly-Clark Corp.	2,369	278,784
Procter & Gamble Co. (The)	15,716	1,429,842
Spectrum Brands Holdings, Inc.	376	39,826

Total Household Products		2,118,215
Independent Power & Renewable Electricity Producers – 0.0%
AES Corp.	5,370	59,177
Industrial Conglomerates – 1.9%
3M Co.	3,723	781,458
Carlisle Cos., Inc.	428	42,924
General Electric Co.	36,581	884,528
Honeywell International, Inc.	5,874	832,581
Roper Technologies, Inc.	485	118,049

Total Industrial Conglomerates		2,659,540
Insurance – 2.9%
Aflac, Inc.	5,177	421,356
Alleghany Corp.*	122	67,589
Allstate Corp. (The)	2,623	241,080
American Financial Group, Inc.	638	66,001
American International Group, Inc.	786	48,253
Arthur J. Gallagher & Co.	1,011	62,227
Brighthouse Financial, Inc.*	819	49,795
Cincinnati Financial Corp.	1,136	86,984
CNA Financial Corp.	1,863	93,616
Hartford Financial Services Group, Inc. (The)	3,936	218,173
Lincoln National Corp.	2,542	186,786
Loews Corp.	537	25,701
Markel Corp.*	76	81,166
Marsh & McLennan Cos., Inc.	3,271	274,143
MetLife, Inc.	9,016	468,381
Principal Financial Group, Inc.	2,822	181,567
Progressive Corp. (The)	3,876	187,676
Prudential Financial, Inc.	6,062	644,512
Reinsurance Group of America, Inc.	691	96,415
Torchmark Corp.	1,002	80,250
Travelers Cos., Inc. (The)	3,279	401,743
Unum Group	2,770	141,630
W.R. Berkley Corp.	1,189	79,354

Total Insurance		4,204,398
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	371	356,661
Expedia, Inc.	249	35,841
Netflix, Inc.*	180	32,643
Priceline Group, Inc. (The)*	252	461,366
TripAdvisor, Inc.*	381	15,442

Total Internet & Catalog Retail		901,953
Internet Software & Services – 3.5%
Akamai Technologies, Inc.*	722	35,176
Alphabet, Inc. Class A*	3,176	3,092,535
CoStar Group, Inc.*	48	12,876
eBay, Inc.*	8,408	323,371
Facebook, Inc. Class A*	8,431	1,440,605
LogMeIn, Inc.	118	12,986
VeriSign, Inc.*(a)	693	73,728

Total Internet Software & Services		4,991,277
IT Services – 3.5%
Alliance Data Systems Corp.	320	70,896

See Notes to Financial Statements.

24	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
Automatic Data Processing, Inc.	2,062	$225,418
Broadridge Financial Solutions, Inc.	615	49,704
Cognizant Technology Solutions Corp. Class A	3,791	274,999
Conduent, Inc.*	1,810	28,363
DXC Technology Co.	1,763	151,407
Fidelity National Information Services, Inc.	854	79,755
Fiserv, Inc.*	1,139	146,886
FleetCor Technologies, Inc.*	373	57,729
Gartner, Inc.*	232	28,863
Global Payments, Inc.	536	50,936
International Business Machines Corp.	9,587	1,390,882
Jack Henry & Associates, Inc.	373	38,341
Leidos Holdings, Inc.	770	45,599
MasterCard, Inc. Class A	5,309	749,631
Paychex, Inc.	1,743	104,510
PayPal Holdings, Inc.*	4,711	301,645
Sabre Corp.	1,223	22,136
Total System Services, Inc.	928	60,784
Vantiv, Inc. Class A*	481	33,896
Visa, Inc. Class A	10,111	1,064,082
Western Union Co. (The)	5,085	97,632

Total IT Services		5,074,094
Leisure Products – 0.1%
Hasbro, Inc.	845	82,531
Mattel, Inc.	1,483	22,957

Total Leisure Products		105,488
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,384	88,853
Illumina, Inc.*	496	98,803
Mettler-Toledo International, Inc.*	134	83,905
Quintiles IMS Holdings, Inc.*	706	67,119
Thermo Fisher Scientific, Inc.	1,879	355,507
Waters Corp.*	499	89,581

Total Life Sciences Tools & Services		783,768
Machinery – 1.2%
Caterpillar, Inc.	1,491	185,943
Cummins, Inc.	1,115	187,353
Deere & Co.	1,983	249,045
Dover Corp.	879	80,332
Fortive Corp.	2,157	152,694
IDEX Corp.	385	46,766
Illinois Tool Works, Inc.	2,095	309,976
Middleby Corp. (The)*	228	29,223
PACCAR, Inc.	1,177	85,144
Parker-Hannifin Corp.	793	138,791
Snap-on, Inc.	395	58,859
Stanley Black & Decker, Inc.	1,068	161,236
Wabtec Corp.	633	47,950
Xylem, Inc.	888	55,615

Total Machinery		1,788,927
Media – 3.5%
CBS Corp. Class B Non-Voting Shares	4,256	246,848
Charter Communications, Inc. Class A*	1,429	519,327
Comcast Corp. Class A	32,517	1,251,254
DISH Network Corp. Class A*	2,261	122,614
Interpublic Group of Cos., Inc. (The)	3,025	62,890
Liberty Broadband Corp. Class C*	1,535	146,285
Omnicom Group, Inc.	1,755	129,993
Scripps Networks Interactive, Inc. Class A	1,442	123,853
Sirius XM Holdings, Inc.(a)	19,594	108,159
Time Warner, Inc.	6,307	646,152
Twenty-First Century Fox, Inc. Class A	13,842	365,152
Viacom, Inc. Class B	5,028	139,980
Walt Disney Co. (The)	12,082	1,190,923

Total Media		5,053,430
Metals & Mining – 0.1%
Nucor Corp.	1,120	62,765
Steel Dynamics, Inc.	1,312	45,224

Total Metals & Mining		107,989
Multi-Utilities – 1.0%
Ameren Corp.	1,674	96,824
CMS Energy Corp.	1,865	86,387
Consolidated Edison, Inc.	2,379	191,938
Dominion Energy, Inc.	3,651	280,871
DTE Energy Co.	1,164	124,967
NiSource, Inc.	1,774	45,397
Public Service Enterprise Group, Inc.	4,082	188,792
SCANA Corp.	1,128	54,697
Sempra Energy	1,839	209,885
WEC Energy Group, Inc.	2,134	133,973

Total Multi-Utilities		1,413,731
Multiline Retail – 0.5%
Dollar General Corp.	2,108	170,853
Dollar Tree, Inc.*	1,206	104,705
Kohl’s Corp.	1,435	65,508
Macy’s, Inc.	2,207	48,157
Nordstrom, Inc.	1,124	52,997
Target Corp.	5,712	337,065

Total Multiline Retail		779,285
Oil, Gas & Consumable Fuels – 1.5%
Andeavor	1,064	109,752
Exxon Mobil Corp.	13,898	1,139,358
Kinder Morgan, Inc.	2,604	49,945
Marathon Petroleum Corp.	3,160	177,213
ONEOK, Inc.	657	36,404
Phillips 66	3,030	277,578
Valero Energy Corp.	4,380	336,953

Total Oil, Gas & Consumable Fuels		2,127,203
Personal Products – 0.1%
Coty, Inc. Class A	292	4,827
Estee Lauder Cos., Inc. (The) Class A	1,885	203,278

Total Personal Products		208,105

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.	8,563	$545,805
Eli Lilly & Co.	4,874	416,922
Johnson & Johnson	19,831	2,578,228
Merck & Co., Inc.	12,857	823,234
Pfizer, Inc.	29,134	1,040,084
Zoetis, Inc.	1,743	111,134

Total Pharmaceuticals		5,515,407
Professional Services – 0.1%
Equifax, Inc.	534	56,599
Verisk Analytics, Inc.*	754	62,725

Total Professional Services		119,324
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	2,076	78,639
Road & Rail – 1.0%
AMERCO	156	58,484
CSX Corp.	6,241	338,637
JB Hunt Transport Services, Inc.	603	66,981
Kansas City Southern	796	86,509
Norfolk Southern Corp.	1,959	259,058
Old Dominion Freight Line, Inc.	432	47,568
Union Pacific Corp.	5,413	627,746

Total Road & Rail		1,484,983
Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	1,864	160,621
Applied Materials, Inc.	7,167	373,329
Intel Corp.	39,107	1,489,195
KLA-Tencor Corp.	1,327	140,662
Lam Research Corp.	1,162	215,016
Maxim Integrated Products, Inc.	1,455	69,418
Microchip Technology, Inc.	143	12,838
NVIDIA Corp.	1,813	324,110
QUALCOMM, Inc.	11,270	584,237
Skyworks Solutions, Inc.	1,759	179,242
Texas Instruments, Inc.	5,984	536,406
Xilinx, Inc.	1,470	104,120

Total Semiconductors & Semiconductor Equipment		4,189,194
Software – 3.9%
Activision Blizzard, Inc.	3,207	206,884
Adobe Systems, Inc.*	1,292	192,741
ANSYS, Inc.*	398	48,847
CA, Inc.	3,487	116,396
Cadence Design Systems, Inc.*	1,252	49,416
CDK Global, Inc.	558	35,204
Citrix Systems, Inc.*	684	52,545
Electronic Arts, Inc.*	2,164	255,482
Intuit, Inc.	909	129,205
Microsoft Corp.	36,696	2,733,485
Oracle Corp.	29,912	1,446,245
Red Hat, Inc.*	406	45,009
salesforce.com, Inc.*	366	34,192
Synopsys, Inc.*	593	47,754
VMware, Inc. Class A*	1,881	205,386

Total Software		5,598,791
Specialty Retail – 2.1%
Advance Auto Parts, Inc.	357	35,414
AutoZone, Inc.*	204	121,403
Bed Bath & Beyond, Inc.	2,209	51,845
Best Buy Co., Inc.	2,697	153,621
Burlington Stores, Inc.*	272	25,965
CarMax, Inc.*	1,261	95,596
Foot Locker, Inc.	1,043	36,735
Gap, Inc. (The)	3,586	105,895
Home Depot, Inc. (The)	7,772	1,271,188
L Brands, Inc.	2,065	85,925
Lowe’s Cos., Inc.	4,363	348,778
O’Reilly Automotive, Inc.*	485	104,455
Ross Stores, Inc.	2,201	142,119
Tiffany & Co.	695	63,787
TJX Cos., Inc. (The)	3,973	292,929
Tractor Supply Co.	715	45,252
Ulta Salon Cosmetics & Fragrance, Inc.*	204	46,116

Total Specialty Retail		3,027,023
Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.	53,654	8,269,155
Hewlett Packard Enterprise Co.	17,469	256,969
HP, Inc.	22,669	452,473
NetApp, Inc.	1,233	53,956
Xerox Corp.	2,263	75,335

Total Technology Hardware, Storage & Peripherals		9,107,888
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,728	69,604
Hanesbrands, Inc.	2,855	70,347
NIKE, Inc. Class B	9,932	514,974
PVH Corp.	886	111,689
VF Corp.	2,969	188,740

Total Textiles, Apparel & Luxury Goods		955,354
Tobacco – 1.2%
Altria Group, Inc.	10,594	671,871
Philip Morris International, Inc.	9,699	1,076,686

Total Tobacco		1,748,557
Trading Companies & Distributors – 0.3%
Fastenal Co.	1,404	63,994
HD Supply Holdings, Inc.*	3,420	123,360
United Rentals, Inc.*	743	103,084
W.W. Grainger, Inc.	392	70,462

Total Trading Companies & Distributors		360,900
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Corp.	146	10,538
Water Utilities – 0.1%
American Water Works Co., Inc.	885	71,605

See Notes to Financial Statements.

26	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2017

Investments	Shares	Value
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.*	3,164	$195,092
TOTAL COMMON STOCKS (Cost: $110,668,208)		143,428,608
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree U.S. High Dividend Fund(b) (Cost: $188,309)	2,764	193,231
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $186,689)(d)	186,689	186,689
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $111,043,206)		143,808,528
Other Assets less Liabilities – (0.1)%		(88,343)

NET ASSETS – 100.0%		$143,720,185
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $244,268 and the total market value of the collateral held by the Fund was $251,853. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,164.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	27

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 2.5%
Boeing Co. (The)	77,650	$19,739,406
Lockheed Martin Corp.	37,165	11,531,928

Total Aerospace & Defense		31,271,334
Auto Components – 0.0%
Superior Industries International, Inc.	4,947	82,367
Automobiles – 1.7%
Ford Motor Co.	801,159	9,589,873
General Motors Co.	277,922	11,222,491

Total Automobiles		20,812,364
Banks – 3.3%
American National Bankshares, Inc.	1,477	60,852
Arrow Financial Corp.	1,598	54,896
Banc of California, Inc.(a)	7,512	155,874
Bridge Bancorp, Inc.	2,577	87,489
City Holding Co.	2,521	181,285
CNB Financial Corp.	2,129	58,164
Columbia Banking System, Inc.	9,452	398,024
Community Trust Bancorp, Inc.	2,835	131,828
Cullen/Frost Bankers, Inc.	6,960	660,643
Financial Institutions, Inc.	2,393	68,919
First Bancorp, Inc.	2,059	62,408
Flushing Financial Corp.	3,904	116,027
FNB Corp.	28,811	404,218
Heritage Commerce Corp.	1,318	18,755
Old National Bancorp	19,641	359,430
PacWest Bancorp	19,428	981,308
Park National Corp.	2,163	233,582
Penns Woods Bancorp, Inc.	749	34,806
People’s United Financial, Inc.	47,397	859,782
Peoples Financial Services Corp.(a)	1,081	51,672
Sandy Spring Bancorp, Inc.	4,209	174,421
Southside Bancshares, Inc.	4,414	160,493
Trustmark Corp.	7,733	256,117
Umpqua Holdings Corp.	32,749	638,933
United Bankshares, Inc.	9,139	339,514
Univest Corp. of Pennsylvania	4,602	147,264
Valley National Bancorp	46,656	562,205
Washington Trust Bancorp, Inc.	1,992	114,042
Wells Fargo & Co.	603,151	33,263,778
West Bancorporation, Inc.	2,952	72,029

Total Banks		40,708,758
Beverages – 4.1%
Coca-Cola Co. (The)	649,068	29,214,551
PepsiCo, Inc.	188,203	20,971,460

Total Beverages		50,186,011
Biotechnology – 2.2%
AbbVie, Inc.	305,251	27,124,604
Capital Markets – 0.5%
Arlington Asset Investment Corp. Class A(a)	14,809	188,519
Artisan Partners Asset Management, Inc. Class A	13,987	455,976
BGC Partners, Inc. Class A	67,334	974,323
Cohen & Steers, Inc.	6,608	260,950
Federated Investors, Inc. Class B	16,948	503,356
Gain Capital Holdings, Inc.	6,557	41,899
Greenhill & Co., Inc.	9,073	150,612
Moelis & Co. Class A	3,766	162,126
T. Rowe Price Group, Inc.	31,152	2,823,929
Virtu Financial, Inc. Class A(a)	11,700	189,540
Waddell & Reed Financial, Inc. Class A	30,974	621,648
Westwood Holdings Group, Inc.	1,690	113,686

Total Capital Markets		6,486,564
Chemicals – 1.3%
CF Industries Holdings, Inc.	40,929	1,439,064
DowDuPont, Inc.	161,682	11,193,245
Innophos Holdings, Inc.	3,029	148,996
Kronos Worldwide, Inc.	26,856	613,122
Mosaic Co. (The)	55,506	1,198,375
Olin Corp.	23,002	787,818

Total Chemicals		15,380,620
Commercial Services & Supplies – 0.3%
Covanta Holding Corp.(a)	42,090	625,036
Ennis, Inc.	4,255	83,611
Essendant, Inc.	4,023	52,983
KAR Auction Services, Inc.	18,343	875,695
McGrath RentCorp	4,137	180,994
Pitney Bowes, Inc.	38,446	538,628
Quad/Graphics, Inc.	8,203	185,470
RR Donnelley & Sons Co.	10,613	109,314
Steelcase, Inc. Class A	10,862	167,275
West Corp.	14,441	338,930

Total Commercial Services & Supplies		3,157,936
Communications Equipment – 2.2%
Black Box Corp.	1,944	6,318
Cisco Systems, Inc.	784,146	26,370,830
Comtech Telecommunications Corp.	10,162	208,626

Total Communications Equipment		26,585,774
Consumer Finance – 0.1%
Navient Corp.	51,377	771,682
Containers & Packaging – 0.6%
Greif, Inc. Class B	3,459	222,241
International Paper Co.	64,057	3,639,719
Myers Industries, Inc.	5,016	105,085
Packaging Corp. of America	12,110	1,388,775
Sonoco Products Co.	12,236	617,306
WestRock Co.	34,256	1,943,343

Total Containers & Packaging		7,916,469
Distributors – 0.0%
Weyco Group, Inc.	1,497	42,485

See Notes to Financial Statements.

28	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
Diversified Consumer Services – 0.1%
H&R Block, Inc.	38,081	$1,008,385
Diversified Financial Services – 0.0%
Marlin Business Services Corp.	1,854	53,302
Diversified Telecommunication Services – 8.1%
AT&T, Inc.	1,346,847	52,755,997
CenturyLink, Inc.(a)	220,752	4,172,213
Cogent Communications Holdings, Inc.	9,132	446,555
Consolidated Communications Holdings, Inc.	12,866	245,483
Frontier Communications Corp.(a)	39,670	467,709
IDT Corp. Class B	6,737	94,857
Verizon Communications, Inc.	826,436	40,900,318

Total Diversified Telecommunication Services		99,083,132
Electric Utilities – 6.6%
ALLETE, Inc.	7,074	546,749
Alliant Energy Corp.	32,317	1,343,418
American Electric Power Co., Inc.	85,761	6,023,853
Avangrid, Inc.	65,352	3,098,992
Duke Energy Corp.	140,517	11,792,187
Edison International	40,335	3,112,652
El Paso Electric Co.	4,738	261,775
Entergy Corp.	39,950	3,050,582
Eversource Energy	47,590	2,876,340
Exelon Corp.	151,424	5,704,142
FirstEnergy Corp.	90,502	2,790,177
Great Plains Energy, Inc.	38,771	1,174,761
Hawaiian Electric Industries, Inc.	18,452	615,743
IDACORP, Inc.	6,140	539,890
NextEra Energy, Inc.	64,511	9,454,087
OGE Energy Corp.	32,475	1,170,074
Otter Tail Corp.	5,392	233,743
PG&E Corp.	75,309	5,127,790
Pinnacle West Capital Corp.	17,024	1,439,549
PNM Resources, Inc.	9,202	370,841
Portland General Electric Co.	11,815	539,237
PPL Corp.	138,654	5,261,919
Southern Co. (The)	207,095	10,176,648
Westar Energy, Inc.	16,932	839,827
Xcel Energy, Inc.	78,192	3,700,045

Total Electric Utilities		81,245,021
Electrical Equipment – 0.5%
Emerson Electric Co.	96,765	6,080,712
General Cable Corp.	8,155	153,722

Total Electrical Equipment		6,234,434
Electronic Equipment, Instruments & Components – 0.0%
AVX Corp.	20,811	379,384
Daktronics, Inc.	9,466	100,056

Total Electronic Equipment, Instruments & Components		479,440
Energy Equipment & Services – 0.1%
Archrock, Inc.	11,290	141,690
Helmerich & Payne, Inc.	16,875	879,356

Total Energy Equipment & Services		1,021,046
Equity Real Estate Investment Trusts (REITs) – 12.1%
Acadia Realty Trust	11,612	332,335
Agree Realty Corp.	4,921	241,523
Alexander’s, Inc.	850	360,477
Alexandria Real Estate Equities, Inc.	10,240	1,218,253
American Campus Communities, Inc.	21,084	930,859
Apartment Investment & Management Co. Class A	22,430	983,780
Apple Hospitality REIT, Inc.	60,356	1,141,332
Armada Hoffler Properties, Inc.	8,320	114,899
Ashford Hospitality Prime, Inc.	918	8,721
Ashford Hospitality Trust, Inc.	32,971	219,917
AvalonBay Communities, Inc.	19,781	3,529,326
Bluerock Residential Growth REIT, Inc.	8,910	98,545
Brandywine Realty Trust	31,447	550,008
Brixmor Property Group, Inc.	57,321	1,077,635
Camden Property Trust	14,626	1,337,548
CareTrust REIT, Inc.	12,385	235,810
CatchMark Timber Trust, Inc. Class A	7,513	94,739
CBL & Associates Properties, Inc.(a)	65,664	550,921
Cedar Realty Trust, Inc.	14,049	78,955
Chatham Lodging Trust	9,608	204,843
Chesapeake Lodging Trust	16,199	436,887
Columbia Property Trust, Inc.	30,486	663,680
Community Healthcare Trust, Inc.	3,656	98,566
CoreCivic, Inc.	45,244	1,211,182
CorEnergy Infrastructure Trust, Inc.	4,723	166,958
CoreSite Realty Corp.	4,208	470,875
Corporate Office Properties Trust	15,728	516,350
Cousins Properties, Inc.	66,295	619,195
Crown Castle International Corp.	72,169	7,215,457
CubeSmart	25,673	666,471
CyrusOne, Inc.	12,888	759,490
DCT Industrial Trust, Inc.	10,637	616,095
DDR Corp.	79,884	731,737
DiamondRock Hospitality Co.	42,429	464,598
Digital Realty Trust, Inc.	35,491	4,199,650
Duke Realty Corp.	45,221	1,303,269
Easterly Government Properties, Inc.	7,472	154,446
EastGroup Properties, Inc.	4,955	436,635
Education Realty Trust, Inc.	12,599	452,682
EPR Properties	15,227	1,061,931
Equity Residential	52,862	3,485,192
Essex Property Trust, Inc.	8,570	2,177,037
Extra Space Storage, Inc.	23,652	1,890,268
Federal Realty Investment Trust	9,009	1,119,008
First Industrial Realty Trust, Inc.	14,430	434,199
First Potomac Realty Trust	15,202	169,350
Four Corners Property Trust, Inc.	12,573	313,319
Franklin Street Properties Corp.	28,066	298,061
Gaming and Leisure Properties, Inc.	72,396	2,670,688
GEO Group, Inc. (The)	37,417	1,006,517
Getty Realty Corp.	8,418	240,839
GGP, Inc.	134,272	2,788,829

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
Gladstone Commercial Corp.	10,393	$231,452
Global Net Lease, Inc.	23,553	515,575
Government Properties Income Trust	27,783	521,487
Gramercy Property Trust	34,817	1,053,214
HCP, Inc.	104,148	2,898,439
Healthcare Realty Trust, Inc.	19,920	644,213
Healthcare Trust of America, Inc. Class A	26,075	777,035
Hersha Hospitality Trust	10,425	194,635
Highwoods Properties, Inc.	15,302	797,081
Hospitality Properties Trust	49,516	1,410,711
Host Hotels & Resorts, Inc.	139,404	2,577,580
Independence Realty Trust, Inc.	23,919	243,256
InfraREIT, Inc.	10,356	231,664
Investors Real Estate Trust	41,130	251,304
Iron Mountain, Inc.	75,523	2,937,845
Kimco Realty Corp.	80,420	1,572,211
Kite Realty Group Trust	18,954	383,819
Lamar Advertising Co. Class A	16,533	1,133,006
LaSalle Hotel Properties	29,591	858,731
Lexington Realty Trust	67,981	694,766
Liberty Property Trust	30,896	1,268,590
Life Storage, Inc.	9,287	759,769
LTC Properties, Inc.	8,150	382,887
Macerich Co. (The)	25,690	1,412,179
Medical Properties Trust, Inc.	105,250	1,381,932
Mid-America Apartment Communities, Inc.	12,011	1,283,736
Monmouth Real Estate Investment Corp. Class A	14,075	227,874
National Health Investors, Inc.	8,612	665,621
National Retail Properties, Inc.	28,325	1,180,019
National Storage Affiliates Trust	7,173	173,874
New Senior Investment Group, Inc.	38,321	350,637
NexPoint Residential Trust, Inc.	6,212	147,411
NorthStar Realty Europe Corp.	13,163	168,618
Omega Healthcare Investors, Inc.	70,221	2,240,752
One Liberty Properties, Inc.	5,643	137,463
Outfront Media, Inc.	33,709	848,793
Pebblebrook Hotel Trust(a)	15,161	547,919
Pennsylvania Real Estate Investment Trust(a)	13,254	139,034
Physicians Realty Trust	28,093	498,089
Piedmont Office Realty Trust, Inc. Class A	26,211	528,414
Potlatch Corp.	6,344	323,544
Preferred Apartment Communities, Inc. Class A	6,369	120,247
Prologis, Inc.	75,920	4,817,883
Public Storage	28,538	6,106,847
QTS Realty Trust, Inc. Class A	5,731	300,075
Ramco-Gershenson Properties Trust	18,647	242,597
Rayonier, Inc.	19,449	561,882
Realty Income Corp.	51,126	2,923,896
Regency Centers Corp.	22,574	1,400,491
Retail Opportunity Investments Corp.	18,471	351,134
Retail Properties of America, Inc. Class A	44,972	590,482
RLJ Lodging Trust	36,564	804,408
Ryman Hospitality Properties, Inc.	10,799	674,830
Sabra Health Care REIT, Inc.	59,200	1,298,848
Saul Centers, Inc.	3,121	193,221
Select Income REIT	31,855	746,044
Senior Housing Properties Trust	90,367	1,766,675
Simon Property Group, Inc.	50,946	8,202,815
Spirit Realty Capital, Inc.	139,979	1,199,620
STAG Industrial, Inc.	19,849	545,252
Starwood Waypoint Homes	13,271	482,666
STORE Capital Corp.	32,213	801,137
Summit Hotel Properties, Inc.	14,998	239,818
Sun Communities, Inc.	11,402	976,923
Tanger Factory Outlet Centers, Inc.	15,365	375,213
Taubman Centers, Inc.	8,363	415,641
Terreno Realty Corp.	6,584	238,209
Tier REIT, Inc.	9,952	192,074
UDR, Inc.	41,604	1,582,200
UMH Properties, Inc.	9,262	144,024
Uniti Group, Inc.	65,858	965,478
Universal Health Realty Income Trust	2,487	187,744
Urban Edge Properties	13,888	334,979
Urstadt Biddle Properties, Inc. Class A	7,056	153,115
Ventas, Inc.	74,629	4,860,587
VEREIT, Inc.	280,821	2,328,006
W.P. Carey, Inc.	31,430	2,118,068
Washington Prime Group, Inc.	79,874	665,350
Washington Real Estate Investment Trust	13,454	440,753
Weingarten Realty Investors	23,130	734,146
Welltower, Inc.	85,590	6,015,265
Weyerhaeuser Co.	127,827	4,349,953
Whitestone REIT(a)	11,979	156,326
Xenia Hotels & Resorts, Inc.	26,750	563,088

Total Equity Real Estate Investment Trusts (REITs)		148,913,076
Food & Staples Retailing – 2.5%
Village Super Market, Inc. Class A	2,699	66,773
Wal-Mart Stores, Inc.	398,067	31,104,956

Total Food & Staples Retailing		31,171,729
Food Products – 1.9%
Archer-Daniels-Midland Co.	66,463	2,825,342
B&G Foods, Inc.(a)	12,426	395,768
Bob Evans Farms, Inc.	3,262	252,838
Flowers Foods, Inc.	30,057	565,372
General Mills, Inc.	81,012	4,193,181
Kellogg Co.	45,042	2,809,269
Kraft Heinz Co. (The)	157,667	12,227,076

Total Food Products		23,268,846
Gas Utilities – 0.2%
National Fuel Gas Co.	10,736	607,765
New Jersey Resources Corp.	10,983	462,934
Northwest Natural Gas Co.	4,790	308,476
South Jersey Industries, Inc.	11,448	395,299
Spire, Inc.	6,791	506,948
WGL Holdings, Inc.	5,728	482,298

Total Gas Utilities		2,763,720

See Notes to Financial Statements.

30	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	7,629	$109,095
Health Care Providers & Services – 0.0%
Owens & Minor, Inc.	8,434	246,273
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	2,927	86,493
Hotels, Restaurants & Leisure – 3.2%
Cracker Barrel Old Country Store, Inc.(a)	2,909	441,063
Darden Restaurants, Inc.	15,829	1,247,009
DineEquity, Inc.	3,657	157,178
ILG, Inc.	15,321	409,530
Las Vegas Sands Corp.	187,035	12,000,166
McDonald’s Corp.	116,285	18,219,534
Six Flags Entertainment Corp.	17,613	1,073,336
Speedway Motorsports, Inc.	5,517	117,512
Wyndham Worldwide Corp.	12,533	1,321,103
Yum! Brands, Inc.	52,354	3,853,778

Total Hotels, Restaurants & Leisure		38,840,209
Household Durables – 0.1%
CSS Industries, Inc.	1,127	32,480
Leggett & Platt, Inc.	15,965	762,009
MDC Holdings, Inc.	9,179	304,835
Tupperware Brands Corp.	11,272	696,835

Total Household Durables		1,796,159
Household Products – 3.3%
Kimberly-Clark Corp.	51,832	6,099,590
Procter & Gamble Co. (The)	383,449	34,886,190

Total Household Products		40,985,780
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	108,734	1,198,249
NRG Yield, Inc. Class A	11,094	210,453
Pattern Energy Group, Inc.	31,674	763,343

Total Independent Power & Renewable Electricity Producers		2,172,045
Industrial Conglomerates – 2.3%
General Electric Co.	1,156,195	27,956,795
Insurance – 1.8%
American National Insurance Co.	3,007	355,067
Arthur J. Gallagher & Co.	23,639	1,454,980
Baldwin & Lyons, Inc. Class B	2,815	63,478
Donegal Group, Inc. Class A	3,533	56,987
EMC Insurance Group, Inc.	3,632	102,241
Erie Indemnity Co. Class A	5,218	629,134
First American Financial Corp.	18,476	923,246
FNF Group	35,758	1,697,075
HCI Group, Inc.	1,673	63,992
Horace Mann Educators Corp.	4,458	175,422
Mercury General Corp.	10,165	576,254
MetLife, Inc.	138,091	7,173,827
Old Republic International Corp.	47,684	938,898
Principal Financial Group, Inc.	36,678	2,359,863
Prudential Financial, Inc.	51,192	5,442,733
Safety Insurance Group, Inc.	2,639	201,356

Total Insurance		22,214,553
Internet & Catalog Retail – 0.0%
HSN, Inc.	8,496	331,769
PetMed Express, Inc.(a)	5,270	174,700

Total Internet & Catalog Retail		506,469
Internet Software & Services – 0.0%
Reis, Inc.	1,526	27,468
IT Services – 2.1%
International Business Machines Corp.	144,391	20,948,246
Paychex, Inc.	50,177	3,008,613
Western Union Co. (The)	62,887	1,207,431

Total IT Services		25,164,290
Leisure Products – 0.1%
Mattel, Inc.	79,717	1,234,019
Sturm Ruger & Co., Inc.	2,541	131,370

Total Leisure Products		1,365,389
Machinery – 1.2%
American Railcar Industries, Inc.(a)	2,900	111,940
Caterpillar, Inc.	85,312	10,639,259
Cummins, Inc.	21,982	3,693,635
Douglas Dynamics, Inc.	4,064	160,122
Miller Industries, Inc.	1,725	48,214
Timken Co. (The)	9,312	452,098

Total Machinery		15,105,268
Media – 0.2%
Cinemark Holdings, Inc.	14,112	510,996
Gannett Co., Inc.	34,197	307,773
Meredith Corp.	5,951	330,280
National CineMedia, Inc.	16,006	111,722
New Media Investment Group, Inc.	21,347	315,722
Regal Entertainment Group Class A	23,966	383,456
Time, Inc.	18,864	254,664
Tribune Media Co. Class A	11,092	453,219

Total Media		2,667,832
Metals & Mining – 0.0%
Compass Minerals International, Inc.(a)	5,145	333,910
Schnitzer Steel Industries, Inc. Class A	3,218	90,587

Total Metals & Mining		424,497
Multi-Utilities – 3.1%
Ameren Corp.	38,231	2,211,281
Avista Corp.	9,282	480,529
Black Hills Corp.	6,582	453,302
CenterPoint Energy, Inc.	81,940	2,393,467
CMS Energy Corp.	38,161	1,767,617
Consolidated Edison, Inc.	51,548	4,158,893
Dominion Energy, Inc.	106,102	8,162,427
DTE Energy Co.	27,430	2,944,885
MDU Resources Group, Inc.	23,434	608,112

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
NiSource, Inc.	43,267	$1,107,203
NorthWestern Corp.	8,038	457,684
Public Service Enterprise Group, Inc.	87,632	4,052,980
SCANA Corp.	20,132	976,201
Sempra Energy	33,815	3,859,306
Unitil Corp.	3,072	151,941
Vectren Corp.	12,094	795,422
WEC Energy Group, Inc.	49,342	3,097,691

Total Multi-Utilities		37,678,941
Multiline Retail – 0.6%
Kohl’s Corp.	27,870	1,272,266
Macy’s, Inc.	48,702	1,062,678
Target Corp.	78,548	4,635,117

Total Multiline Retail		6,970,061
Oil, Gas & Consumable Fuels – 10.3%
Chevron Corp.	317,901	37,353,367
CVR Energy, Inc.(a)	32,507	841,931
Delek U.S. Holdings, Inc.	13,357	357,033
Evolution Petroleum Corp.	9,428	67,882
Exxon Mobil Corp.	631,568	51,775,945
HollyFrontier Corp.	32,196	1,158,090
Marathon Petroleum Corp.	69,333	3,888,195
Murphy Oil Corp.	24,446	649,286
Occidental Petroleum Corp.	148,311	9,523,049
ONEOK, Inc.	40,973	2,270,314
PBF Energy, Inc. Class A(a)	19,053	526,053
Phillips 66	67,881	6,218,578
SemGroup Corp. Class A	13,350	383,812
Targa Resources Corp.	55,512	2,625,718
Valero Energy Corp.	72,027	5,541,037
Williams Cos., Inc. (The)	89,393	2,682,684

Total Oil, Gas & Consumable Fuels		125,862,974
Paper & Forest Products – 0.1%
Domtar Corp.	11,597	503,194
Schweitzer-Mauduit International, Inc.	5,608	232,507

Total Paper & Forest Products		735,701
Personal Products – 0.0%
Nu Skin Enterprises, Inc. Class A	6,967	428,331
Pharmaceuticals – 9.8%
Eli Lilly & Co.	150,085	12,838,271
Johnson & Johnson	350,406	45,556,284
Merck & Co., Inc.	382,232	24,474,315
Pfizer, Inc.	1,037,053	37,022,792

Total Pharmaceuticals		119,891,662
Semiconductors & Semiconductor Equipment – 3.2%
Cypress Semiconductor Corp.	55,336	831,147
Intel Corp.	622,311	23,697,603
KLA-Tencor Corp.	19,763	2,094,878
Maxim Integrated Products, Inc.	43,166	2,059,450
QUALCOMM, Inc.	206,655	10,712,995

Total Semiconductors & Semiconductor Equipment		39,396,073
Software – 0.2%
American Software, Inc. Class A	4,618	52,460
CA, Inc.	61,133	2,040,620

Total Software		2,093,080
Specialty Retail – 0.5%
Abercrombie & Fitch Co. Class A	12,136	175,244
American Eagle Outfitters, Inc.	22,585	322,966
Barnes & Noble, Inc.	15,143	115,087
Big 5 Sporting Goods Corp.(a)	4,653	35,595
Buckle, Inc. (The)(a)	6,630	111,716
Cato Corp. (The) Class A	3,825	50,605
DSW, Inc. Class A	12,444	267,297
GameStop Corp. Class A	27,211	562,179
Gap, Inc. (The)	63,938	1,888,089
Guess?, Inc.	25,527	434,725
L Brands, Inc.	41,722	1,736,052
Pier 1 Imports, Inc.	17,622	73,836
Rent-A-Center, Inc.(a)	6,675	76,629
Tailored Brands, Inc.(a)	5,941	85,788

Total Specialty Retail		5,935,808
Technology Hardware, Storage & Peripherals – 0.8%
HP, Inc.	259,454	5,178,702
Western Digital Corp.	38,030	3,285,792
Xerox Corp.	37,639	1,253,002

Total Technology Hardware, Storage & Peripherals		9,717,496
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	43,908	1,768,614
VF Corp.	55,452	3,525,084

Total Textiles, Apparel & Luxury Goods		5,293,698
Thrifts & Mortgage Finance – 0.2%
Dime Community Bancshares, Inc.	5,398	116,057
New York Community Bancorp, Inc.	88,477	1,140,469
Northwest Bancshares, Inc.	14,386	248,446
Oritani Financial Corp.	8,787	147,622
Provident Financial Services, Inc.	7,552	201,412
TrustCo Bank Corp.	12,965	115,388
United Financial Bancorp, Inc.	8,211	150,179

Total Thrifts & Mortgage Finance		2,119,573
Tobacco – 4.7%
Altria Group, Inc.	324,245	20,563,618
Philip Morris International, Inc.	322,851	35,839,690
Universal Corp.	4,074	233,440
Vector Group Ltd.	42,466	869,284

Total Tobacco		57,506,032
Trading Companies & Distributors – 0.1%
GATX Corp.	4,704	289,578
H&E Equipment Services, Inc.	7,433	217,044
Watsco, Inc.	3,621	583,234

Total Trading Companies & Distributors		1,089,856
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	23,082	1,666,059

See Notes to Financial Statements.

32	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2017

Investments	Shares	Value
Water Utilities – 0.0%
Artesian Resources Corp. Class A	1,277	$48,271
TOTAL COMMON STOCKS (Cost: $1,121,330,819)		1,221,871,330
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $3,090,613)	36,203	3,177,052
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $7,312,203)(d)	7,312,203	7,312,203
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $1,131,733,635)		1,232,360,585
Other Assets less Liabilities – (0.4)%		(5,031,837)

NET ASSETS – 100.0%		$1,227,328,748
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $8,651,488 and the total market value of the collateral held by the Fund was $8,904,170. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,591,967.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	33

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 3.1%
Boeing Co. (The)	82,170	$20,888,436
General Dynamics Corp.	25,335	5,208,369
L3 Technologies, Inc.	6,740	1,270,018
Lockheed Martin Corp.	38,998	12,100,689
Northrop Grumman Corp.	12,823	3,689,434
Raytheon Co.	28,303	5,280,774
Rockwell Collins, Inc.	8,801	1,150,379
Textron, Inc.	1,847	99,516
United Technologies Corp.	93,891	10,898,867

Total Aerospace & Defense		60,586,482
Air Freight & Logistics – 0.6%
FedEx Corp.	10,502	2,369,041
United Parcel Service, Inc. Class B	85,292	10,242,716

Total Air Freight & Logistics		12,611,757
Airlines – 0.3%
American Airlines Group, Inc.	19,181	910,906
Delta Air Lines, Inc.	56,137	2,706,926
Southwest Airlines Co.	22,669	1,269,010

Total Airlines		4,886,842
Automobiles – 1.1%
Ford Motor Co.	852,406	10,203,300
General Motors Co.	291,558	11,773,112

Total Automobiles		21,976,412
Banks – 6.7%
Bank of America Corp.	627,643	15,904,474
BB&T Corp.	97,802	4,590,826
Citigroup, Inc.	145,437	10,579,087
Citizens Financial Group, Inc.	33,308	1,261,374
Fifth Third Bancorp	68,484	1,916,182
First Republic Bank	5,190	542,147
Huntington Bancshares, Inc.	125,602	1,753,404
JPMorgan Chase & Co.	383,589	36,636,585
KeyCorp	92,053	1,732,438
M&T Bank Corp.	13,222	2,129,271
PNC Financial Services Group, Inc. (The)	44,510	5,998,613
Regions Financial Corp.	102,304	1,558,090
SunTrust Banks, Inc.	45,333	2,709,554
U.S. Bancorp	173,690	9,308,047
Wells Fargo & Co.	637,702	35,169,265

Total Banks		131,789,357
Beverages – 2.9%
Coca-Cola Co. (The)	686,319	30,891,218
Constellation Brands, Inc. Class A	9,075	1,810,009
Dr. Pepper Snapple Group, Inc.	19,989	1,768,427
Molson Coors Brewing Co. Class B	14,753	1,204,435
PepsiCo, Inc.	199,065	22,181,813

Total Beverages		57,855,902
Biotechnology – 3.1%
AbbVie, Inc.	322,846	28,688,096
Amgen, Inc.	99,123	18,481,483
Gilead Sciences, Inc.	163,173	13,220,276

Total Biotechnology		60,389,855
Capital Markets – 2.7%
Ameriprise Financial, Inc.	19,045	2,828,373
Bank of New York Mellon Corp. (The)	78,693	4,172,303
BlackRock, Inc.	18,206	8,139,721
Charles Schwab Corp. (The)	43,807	1,916,118
CME Group, Inc.	31,315	4,248,819
Franklin Resources, Inc.	46,358	2,063,395
Goldman Sachs Group, Inc. (The)	20,478	4,857,177
Intercontinental Exchange, Inc.	31,509	2,164,668
Moody’s Corp.	13,162	1,832,282
Morgan Stanley	164,209	7,909,948
Northern Trust Corp.	18,745	1,723,228
S&P Global, Inc.	15,578	2,434,997
State Street Corp.	34,647	3,310,174
T. Rowe Price Group, Inc.	32,176	2,916,754
TD Ameritrade Holding Corp.	42,300	2,064,240

Total Capital Markets		52,582,197
Chemicals – 2.0%
Air Products & Chemicals, Inc.	23,381	3,535,675
Celanese Corp. Series A	11,710	1,221,002
DowDuPont, Inc.	279,582	19,355,462
Ecolab, Inc.	15,760	2,026,894
Monsanto Co.	42,737	5,120,747
PPG Industries, Inc.	20,688	2,247,958
Praxair, Inc.	32,671	4,565,445
Sherwin-Williams Co. (The)	5,609	2,008,246

Total Chemicals		40,081,429
Commercial Services & Supplies – 0.4%
Cintas Corp.	5,802	837,113
Republic Services, Inc.	36,224	2,392,957
Waste Management, Inc.	49,943	3,909,039

Total Commercial Services & Supplies		7,139,109
Communications Equipment – 1.6%
Cisco Systems, Inc.	829,270	27,888,350
Harris Corp.	12,259	1,614,265
Motorola Solutions, Inc.	17,934	1,522,059

Total Communications Equipment		31,024,674
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	1,841	379,669
Vulcan Materials Co.	3,628	433,909

Total Construction Materials		813,578
Consumer Finance – 0.7%
American Express Co.	75,171	6,799,969
Capital One Financial Corp.	41,126	3,481,727
Discover Financial Services	31,800	2,050,464
Synchrony Financial	57,495	1,785,220

Total Consumer Finance		14,117,380

See Notes to Financial Statements.

34	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2017

Investments	Shares	Value
Containers & Packaging – 0.3%
Ball Corp.	9,479	$391,483
International Paper Co.	68,135	3,871,430
WestRock Co.	36,164	2,051,584

Total Containers & Packaging		6,314,497
Distributors – 0.1%
Genuine Parts Co.	18,265	1,747,047
Diversified Telecommunication Services – 5.3%
AT&T, Inc.	1,422,236	55,708,984
CenturyLink, Inc.(a)	233,158	4,406,686
Verizon Communications, Inc.	872,869	43,198,287

Total Diversified Telecommunication Services		103,313,957
Electric Utilities – 3.9%
American Electric Power Co., Inc.	91,289	6,412,139
Avangrid, Inc.	69,156	3,279,378
Duke Energy Corp.	147,447	12,373,752
Edison International	43,182	3,332,355
Entergy Corp.	41,119	3,139,847
Eversource Energy	49,806	3,010,275
Exelon Corp.	160,455	6,044,340
FirstEnergy Corp.	96,382	2,971,457
NextEra Energy, Inc.	68,616	10,055,675
PG&E Corp.	80,231	5,462,929
PPL Corp.	146,510	5,560,054
Southern Co. (The)	219,396	10,781,119
Xcel Energy, Inc.	81,166	3,840,775

Total Electric Utilities		76,264,095
Electrical Equipment – 0.5%
Acuity Brands, Inc.	361	61,832
Emerson Electric Co.	102,508	6,441,603
Rockwell Automation, Inc.	13,121	2,338,293

Total Electrical Equipment		8,841,728
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	14,028	1,187,330
Corning, Inc.	98,626	2,950,890

Total Electronic Equipment, Instruments & Components		4,138,220
Energy Equipment & Services – 0.2%
Baker Hughes Co.	21,779	797,547
Halliburton Co.	55,674	2,562,674
National Oilwell Varco, Inc.	7,991	285,519

Total Energy Equipment & Services		3,645,740
Equity Real Estate Investment Trusts (REITs) – 4.1%
American Tower Corp.	43,316	5,920,431
AvalonBay Communities, Inc.	20,937	3,735,580
Boston Properties, Inc.	14,486	1,780,040
Crown Castle International Corp.	76,045	7,602,979
Digital Realty Trust, Inc.	27,989	3,311,938
Equinix, Inc.	6,986	3,117,852
Equity Residential	55,246	3,642,369
Essex Property Trust, Inc.	9,288	2,359,431
GGP, Inc.	143,570	2,981,949
HCP, Inc.	111,487	3,102,683
Host Hotels & Resorts, Inc.	149,821	2,770,190
Prologis, Inc.	80,885	5,132,962
Public Storage	30,065	6,433,609
Realty Income Corp.	52,575	3,006,764
Simon Property Group, Inc.	53,495	8,613,230
Ventas, Inc.	79,129	5,153,672
Vornado Realty Trust	21,615	1,661,761
Welltower, Inc.	90,249	6,342,700
Weyerhaeuser Co.	135,037	4,595,309

Total Equity Real Estate Investment Trusts (REITs)		81,265,449
Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	23,530	3,865,744
CVS Health Corp.	107,121	8,711,080
Kroger Co. (The)	59,173	1,187,010
Sysco Corp.	63,154	3,407,158
Wal-Mart Stores, Inc.	420,910	32,889,908
Walgreens Boots Alliance, Inc.	89,274	6,893,738

Total Food & Staples Retailing		56,954,638
Food Products – 2.0%
Archer-Daniels-Midland Co.	71,684	3,047,287
Campbell Soup Co.	33,961	1,590,054
Conagra Brands, Inc.	52,701	1,778,132
General Mills, Inc.	86,398	4,471,960
Hershey Co. (The)	17,668	1,928,816
Hormel Foods Corp.	51,099	1,642,322
J.M. Smucker Co. (The)	12,413	1,302,496
Kellogg Co.	48,233	3,008,292
Kraft Heinz Co. (The)	166,719	12,929,058
Mondelez International, Inc. Class A	133,024	5,408,756
Tyson Foods, Inc. Class A	19,002	1,338,691

Total Food Products		38,445,864
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	203,466	10,856,946
Baxter International, Inc.	29,469	1,849,180
Becton, Dickinson and Co.	17,946	3,516,519
C.R. Bard, Inc.	1,771	567,605
Danaher Corp.	20,285	1,740,047
Dentsply Sirona, Inc.	4,830	288,882
Stryker Corp.	23,259	3,303,243
Zimmer Biomet Holdings, Inc.	8,421	986,015

Total Health Care Equipment & Supplies		23,108,437
Health Care Providers & Services – 1.4%
Aetna, Inc.	13,182	2,096,070
AmerisourceBergen Corp.	19,690	1,629,347
Anthem, Inc.	22,596	4,290,528
Cardinal Health, Inc.	37,675	2,521,211
Cigna Corp.	371	69,355
Humana, Inc.	4,136	1,007,654
McKesson Corp.	7,780	1,195,086
Quest Diagnostics, Inc.	13,315	1,246,817

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2017

Investments	Shares	Value
UnitedHealth Group, Inc.	71,064	$13,917,884

Total Health Care Providers & Services		27,973,952
Hotels, Restaurants & Leisure – 2.4%
Hilton Worldwide Holdings, Inc.	16,856	1,170,649
Las Vegas Sands Corp.	198,095	12,709,775
Marriott International, Inc. Class A	27,065	2,984,187
McDonald’s Corp.	123,029	19,276,184
Starbucks Corp.	117,672	6,320,163
Yum! Brands, Inc.	55,450	4,081,675

Total Hotels, Restaurants & Leisure		46,542,633
Household Durables – 0.2%
Newell Brands, Inc.	38,829	1,656,833
Whirlpool Corp.	8,354	1,540,812

Total Household Durables		3,197,645
Household Products – 2.7%
Church & Dwight Co., Inc.	19,135	927,091
Clorox Co. (The)	17,343	2,287,715
Colgate-Palmolive Co.	99,108	7,220,018
Kimberly-Clark Corp.	54,487	6,412,030
Procter & Gamble Co. (The)	405,416	36,884,747

Total Household Products		53,731,601
Industrial Conglomerates – 2.9%
3M Co.	71,608	15,030,519
General Electric Co.	1,222,527	29,560,703
Honeywell International, Inc.	82,789	11,734,513
Roper Technologies, Inc.	3,386	824,152

Total Industrial Conglomerates		57,149,887
Insurance – 2.3%
Aflac, Inc.	48,556	3,951,973
Allstate Corp. (The)	32,205	2,959,962
American International Group, Inc.	95,242	5,846,906
Cincinnati Financial Corp.	19,822	1,517,770
Hartford Financial Services Group, Inc. (The)	33,909	1,879,576
Lincoln National Corp.	18,875	1,386,935
Loews Corp.	8,903	426,098
Marsh & McLennan Cos., Inc.	48,456	4,061,097
MetLife, Inc.	145,632	7,565,582
Principal Financial Group, Inc.	39,740	2,556,872
Progressive Corp. (The)	72,078	3,490,017
Prudential Financial, Inc.	54,263	5,769,242
Travelers Cos., Inc. (The)	29,907	3,664,206

Total Insurance		45,076,236
Internet & Catalog Retail – 0.0%
Expedia, Inc.	5,190	747,049
IT Services – 2.4%
Alliance Data Systems Corp.	2,638	584,449
Automatic Data Processing, Inc.	49,522	5,413,745
Fidelity National Information Services, Inc.	21,128	1,973,144
International Business Machines Corp.	152,730	22,158,068
MasterCard, Inc. Class A	37,120	5,241,344
Paychex, Inc.	51,729	3,101,671
Visa, Inc. Class A	73,846	7,771,553

Total IT Services		46,243,974
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	17,222	1,105,652
Thermo Fisher Scientific, Inc.	7,842	1,483,707

Total Life Sciences Tools & Services		2,589,359
Machinery – 1.7%
Caterpillar, Inc.	89,621	11,176,635
Cummins, Inc.	23,440	3,938,623
Deere & Co.	35,125	4,411,349
Dover Corp.	17,451	1,594,847
Fortive Corp.	9,191	650,631
Illinois Tool Works, Inc.	34,493	5,103,584
PACCAR, Inc.	23,214	1,679,301
Parker-Hannifin Corp.	11,723	2,051,759
Stanley Black & Decker, Inc.	13,658	2,061,948

Total Machinery		32,668,677
Media – 2.0%
CBS Corp. Class B Non-Voting Shares	21,874	1,268,692
Comcast Corp. Class A	360,972	13,890,203
Omnicom Group, Inc.	28,206	2,089,219
Sirius XM Holdings, Inc.(a)	210,468	1,161,783
Time Warner, Inc.	62,229	6,375,361
Twenty-First Century Fox, Inc. Class A	62,103	1,638,277
Twenty-First Century Fox, Inc. Class B	46,799	1,206,946
Viacom, Inc. Class B	33,193	924,093
Walt Disney Co. (The)	113,255	11,163,545

Total Media		39,718,119
Metals & Mining – 0.1%
Newmont Mining Corp.	16,571	621,578
Nucor Corp.	35,999	2,017,384

Total Metals & Mining		2,638,962
Multi-Utilities – 1.6%
Ameren Corp.	40,547	2,345,238
CMS Energy Corp.	41,103	1,903,891
Consolidated Edison, Inc.	54,383	4,387,620
Dominion Energy, Inc.	111,701	8,593,158
DTE Energy Co.	28,633	3,074,039
Public Service Enterprise Group, Inc.	91,279	4,221,654
Sempra Energy	36,101	4,120,207
WEC Energy Group, Inc.	52,816	3,315,789

Total Multi-Utilities		31,961,596
Multiline Retail – 0.4%
Dollar General Corp.	16,964	1,374,932
Macy’s, Inc.	52,130	1,137,477
Target Corp.	82,113	4,845,488

Total Multiline Retail		7,357,897
Oil, Gas & Consumable Fuels – 7.3%
Anadarko Petroleum Corp.	8,747	427,291
Apache Corp.	28,173	1,290,323
Chevron Corp.	336,122	39,494,335

See Notes to Financial Statements.

36	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2017

Investments	Shares	Value
Cimarex Energy Co.	1,364	$155,046
ConocoPhillips	116,457	5,828,673
Devon Energy Corp.	11,426	419,448
EOG Resources, Inc.	17,898	1,731,453
EQT Corp.	1,119	73,004
Exxon Mobil Corp.	666,909	54,673,200
Hess Corp.	24,062	1,128,267
Kinder Morgan, Inc.	253,082	4,854,113
Marathon Oil Corp.	42,462	575,785
Marathon Petroleum Corp.	73,467	4,120,029
Noble Energy, Inc.	22,770	645,757
Occidental Petroleum Corp.	156,034	10,018,943
ONEOK, Inc.	44,045	2,440,533
Phillips 66	71,696	6,568,071
Pioneer Natural Resources Co.	412	60,786
Valero Energy Corp.	76,111	5,855,219
Williams Cos., Inc. (The)	96,580	2,898,366

Total Oil, Gas & Consumable Fuels		143,258,642
Personal Products – 0.2%
Coty, Inc. Class A	53,193	879,280
Estee Lauder Cos., Inc. (The) Class A	18,491	1,994,070

Total Personal Products		2,873,350
Pharmaceuticals – 7.2%
Bristol-Myers Squibb Co.	213,049	13,579,743
Eli Lilly & Co.	158,722	13,577,080
Johnson & Johnson	370,027	48,107,210
Merck & Co., Inc.	404,248	25,884,000
Pfizer, Inc.	1,096,416	39,142,051
Zoetis, Inc.	16,781	1,069,957

Total Pharmaceuticals		141,360,041
Professional Services – 0.0%
Equifax, Inc.	6,207	657,880
Road & Rail – 1.0%
CSX Corp.	87,202	4,731,581
Norfolk Southern Corp.	30,108	3,981,482
Union Pacific Corp.	90,153	10,455,043

Total Road & Rail		19,168,106
Semiconductors & Semiconductor Equipment – 3.6%
Analog Devices, Inc.	38,398	3,308,756
Applied Materials, Inc.	62,191	3,239,529
Intel Corp.	658,254	25,066,312
KLA-Tencor Corp.	21,096	2,236,176
Lam Research Corp.	13,672	2,529,867
Maxim Integrated Products, Inc.	44,894	2,141,893
Microchip Technology, Inc.	23,341	2,095,555
NVIDIA Corp.	15,699	2,806,510
QUALCOMM, Inc.	218,605	11,332,483
Skyworks Solutions, Inc.	12,413	1,264,885
Texas Instruments, Inc.	133,035	11,925,257
Xilinx, Inc.	28,430	2,013,697

Total Semiconductors & Semiconductor Equipment		69,960,920
Software – 4.6%
Activision Blizzard, Inc.	25,723	1,659,391
CA, Inc.	64,910	2,166,696
Intuit, Inc.	14,146	2,010,712
Microsoft Corp.	933,734	69,553,846
Oracle Corp.	290,639	14,052,396
Symantec Corp.	34,397	1,128,565

Total Software		90,571,606
Specialty Retail – 1.7%
Advance Auto Parts, Inc.	535	53,072
Best Buy Co., Inc.	34,073	1,940,798
Home Depot, Inc. (The)	120,443	19,699,657
L Brands, Inc.	42,388	1,763,765
Lowe’s Cos., Inc.	77,474	6,193,272
Ross Stores, Inc.	15,104	975,265
TJX Cos., Inc. (The)	42,308	3,119,369

Total Specialty Retail		33,745,198
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	508,943	78,438,295
Hewlett Packard Enterprise Co.	80,024	1,177,153
HP, Inc.	276,267	5,514,289
Western Digital Corp.	40,340	3,485,376

Total Technology Hardware, Storage & Peripherals		88,615,113
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	88,534	4,590,488
VF Corp.	59,285	3,768,747

Total Textiles, Apparel & Luxury Goods		8,359,235
Tobacco – 3.0%
Altria Group, Inc.	342,900	21,746,718
Philip Morris International, Inc.	341,302	37,887,935

Total Tobacco		59,634,653
Trading Companies & Distributors – 0.1%
Fastenal Co.	33,637	1,533,175
W.W. Grainger, Inc.	5,903	1,061,064

Total Trading Companies & Distributors		2,594,239
Water Utilities – 0.1%
American Water Works Co., Inc.	17,922	1,450,069
TOTAL COMMON STOCKS (Cost: $1,651,592,819)		1,959,741,285
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $2,170,624)	25,281	2,218,575

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $4,091,919)(d)	4,091,919	$4,091,919
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,657,855,362)		1,966,051,779
Other Assets less Liabilities – (0.1)%		(1,996,624)

NET ASSETS – 100.0%		$1,964,055,155
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,999,148 and the total market value of the collateral held by the Fund was $5,130,919. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,039,000.

See Notes to Financial Statements.

38	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Value Fund (EZY)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 5.4%
Curtiss-Wright Corp.	345	$36,066
DigitalGlobe, Inc.*	235	8,284
General Dynamics Corp.	3,336	685,815
HEICO Corp.	444	39,876
Huntington Ingalls Industries, Inc.	486	110,050
L3 Technologies, Inc.	779	146,787
Northrop Grumman Corp.	1,678	482,794
Raytheon Co.	3,022	563,845
Spirit AeroSystems Holdings, Inc. Class A	1,855	144,170
Teledyne Technologies, Inc.*	290	46,162

Total Aerospace & Defense		2,263,849
Air Freight & Logistics – 1.5%
FedEx Corp.	2,711	611,547
Airlines – 1.2%
Hawaiian Holdings, Inc.*	912	34,246
SkyWest, Inc.	736	32,310
Spirit Airlines, Inc.*	944	31,539
United Continental Holdings, Inc.*	6,936	422,264

Total Airlines		520,359
Auto Components – 0.1%
Dorman Products, Inc.*	240	17,189
LCI Industries	208	24,097

Total Auto Components		41,286
Automobiles – 0.4%
Harley-Davidson, Inc.	2,157	103,989
Thor Industries, Inc.	538	67,740

Total Automobiles		171,729
Banks – 10.2%
Bank of America Corp.	56,472	1,431,001
BB&T Corp.	4,935	231,649
Citizens Financial Group, Inc.	3,044	115,276
Comerica, Inc.	672	51,247
Community Bank System, Inc.	164	9,061
Fifth Third Bancorp	7,189	201,148
First Citizens BancShares, Inc. Class A	68	25,425
First Horizon National Corp.	1,223	23,421
First Midwest Bancorp, Inc.	379	8,876
Fulton Financial Corp.	957	17,944
Great Western Bancorp, Inc.	312	12,879
Hancock Holding Co.	257	12,452
Hilltop Holdings, Inc.	508	13,208
Iberiabank Corp.	221	18,155
International Bancshares Corp.	340	13,634
JPMorgan Chase & Co.	15,253	1,456,814
KeyCorp	4,581	86,214
Popular, Inc.	888	31,915
Regions Financial Corp.	8,010	121,992
ServisFirst Bancshares, Inc.	224	8,702
Sterling Bancorp	578	14,248
SunTrust Banks, Inc.	3,695	220,850
TCF Financial Corp.	1,073	18,284
Towne Bank	194	6,499
Trustmark Corp.	302	10,002
UMB Financial Corp.	202	15,047
United Community Banks, Inc.	322	9,190
Webster Financial Corp.	418	21,966
Wintrust Financial Corp.	282	22,083
Zions Bancorp	960	45,293

Total Banks		4,274,475
Building Products – 0.8%
Owens Corning	1,427	110,378
Simpson Manufacturing Co., Inc.	342	16,772
Trex Co., Inc.*	164	14,771
Universal Forest Products, Inc.	181	17,767
USG Corp.*	5,990	195,574

Total Building Products		355,262
Capital Markets – 3.3%
Evercore, Inc. Class A	170	13,643
Goldman Sachs Group, Inc. (The)	3,233	766,835
Morgan Stanley	12,125	584,061

Total Capital Markets		1,364,539
Chemicals – 1.0%
Albemarle Corp.	1,257	171,342
Cabot Corp.	542	30,243
Chemours Co. (The)	1,105	55,924
H.B. Fuller Co.	423	24,559
Huntsman Corp.	1,954	53,579
Minerals Technologies, Inc.	269	19,005
Scotts Miracle-Gro Co. (The)	436	42,440

Total Chemicals		397,092
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	368	15,349
Brink’s Co. (The)	141	11,879
Cintas Corp.	767	110,663
HNI Corp.	354	14,680
MSA Safety, Inc.	214	17,015
Republic Services, Inc.	2,023	133,640
UniFirst Corp.	148	22,422
Waste Management, Inc.	3,099	242,559

Total Commercial Services & Supplies		568,207
Communications Equipment – 0.9%
Brocade Communications Systems, Inc.	3,310	39,554
CommScope Holding Co., Inc.*	476	15,808
EchoStar Corp. Class A*	764	43,724
F5 Networks, Inc.*	501	60,401
Finisar Corp.*	308	6,828
Harris Corp.	1,000	131,680
InterDigital, Inc.	474	34,957
Lumentum Holdings, Inc.*	19	1,033
Ubiquiti Networks, Inc.*(a)	794	44,480

Total Communications Equipment		378,465

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Value Fund (EZY)

September 30, 2017

Investments	Shares	Value
Construction & Engineering – 0.4%
AECOM*	447	$16,454
EMCOR Group, Inc.	486	33,719
Fluor Corp.	544	22,903
Granite Construction, Inc.	213	12,343
Jacobs Engineering Group, Inc.	661	38,517
MasTec, Inc.*	356	16,518
Quanta Services, Inc.*	728	27,205
Valmont Industries, Inc.	121	19,130

Total Construction & Engineering		186,789
Construction Materials – 0.3%
Eagle Materials, Inc.	353	37,665
Martin Marietta Materials, Inc.	340	70,118

Total Construction Materials		107,783
Consumer Finance – 0.8%
Discover Financial Services	3,481	224,455
Navient Corp.	5,273	79,201
SLM Corp.*	2,460	28,216

Total Consumer Finance		331,872
Containers & Packaging – 0.9%
International Paper Co.	3,734	212,166
Packaging Corp. of America	965	110,666
Sonoco Products Co.	906	45,708

Total Containers & Packaging		368,540
Diversified Consumer Services – 0.1%
Grand Canyon Education, Inc.*	442	40,142
Diversified Financial Services – 3.5%
Berkshire Hathaway, Inc. Class B*	7,910	1,450,061
Leucadia National Corp.	289	7,297

Total Diversified Financial Services		1,457,358
Diversified Telecommunication Services – 5.2%
AT&T, Inc.	55,913	2,190,112
Electric Utilities – 2.0%
ALLETE, Inc.	387	29,911
Alliant Energy Corp.	1,795	74,618
Edison International	2,465	190,224
Exelon Corp.	7,021	264,481
MGE Energy, Inc.	215	13,889
OGE Energy Corp.	1,773	63,881
Pinnacle West Capital Corp.	1,071	90,564
Portland General Electric Co.	831	37,927
Westar Energy, Inc.	1,154	57,239

Total Electric Utilities		822,734
Electrical Equipment – 0.2%
EnerSys	312	21,581
Generac Holdings, Inc.*	289	13,274
Regal Beloit Corp.	508	40,132

Total Electrical Equipment		74,987
Electronic Equipment, Instruments & Components – 2.6%
Anixter International, Inc.*	202	17,170
Arrow Electronics, Inc.*	1,377	110,725
AVX Corp.	1,597	29,113
Belden, Inc.	326	26,253
Cognex Corp.	399	44,002
Coherent, Inc.*	126	29,631
Corning, Inc.	17,653	528,178
Dolby Laboratories, Inc. Class A	772	44,405
Itron, Inc.*	78	6,041
Keysight Technologies, Inc.*	1,719	71,614
Littelfuse, Inc.	137	26,836
Sanmina Corp.*	1,016	37,744
SYNNEX Corp.	322	40,736
Tech Data Corp.*	410	36,428
Trimble, Inc.*	782	30,694

Total Electronic Equipment, Instruments & Components		1,079,570
Equity Real Estate Investment Trusts (REITs) – 0.1%
GEO Group, Inc. (The)	690	18,561
Senior Housing Properties Trust	626	12,238

Total Equity Real Estate Investment Trusts (REITs)		30,799
Food & Staples Retailing – 6.5%
Sysco Corp.	3,396	183,214
United Natural Foods, Inc.*	529	22,001
Wal-Mart Stores, Inc.	32,216	2,517,359

Total Food & Staples Retailing		2,722,574
Food Products – 2.1%
Archer-Daniels-Midland Co.	6,591	280,183
Darling Ingredients, Inc.*	2,076	36,372
Ingredion, Inc.	770	92,893
Seaboard Corp.	15	67,575
Tyson Foods, Inc. Class A	5,500	387,475

Total Food Products		864,498
Gas Utilities – 0.4%
New Jersey Resources Corp.	730	30,769
ONE Gas, Inc.	434	31,960
South Jersey Industries, Inc.	707	24,413
Southwest Gas Holdings, Inc.	398	30,893
WGL Holdings, Inc.	427	35,953

Total Gas Utilities		153,988
Health Care Equipment & Supplies – 3.3%
Baxter International, Inc.	21,175	1,328,731
Integra LifeSciences Holdings Corp.*	290	14,639
Masimo Corp.*	355	30,729

Total Health Care Equipment & Supplies		1,374,099
Health Care Providers & Services – 7.6%
Aetna, Inc.	3,665	582,772
Anthem, Inc.	3,012	571,919
HealthSouth Corp.	1,057	48,992
Humana, Inc.	1,059	258,004
Quest Diagnostics, Inc.	1,424	133,343
UnitedHealth Group, Inc.	7,883	1,543,885
WellCare Health Plans, Inc.*	290	49,805

Total Health Care Providers & Services		3,188,720

See Notes to Financial Statements.

40	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Value Fund (EZY)

September 30, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.2%
Cheesecake Factory, Inc. (The)	409	$17,227
Cracker Barrel Old Country Store, Inc.	217	32,902
Darden Restaurants, Inc.	954	75,156
Dave & Buster’s Entertainment, Inc.*	271	14,222
ILG, Inc.	2,587	69,151
Las Vegas Sands Corp.	5,662	363,274
Marriott Vacations Worldwide Corp.	267	33,250
MGM Resorts International	6,882	224,284
Texas Roadhouse, Inc.	478	23,489
Vail Resorts, Inc.	170	38,780
Wendy’s Co. (The)	2,627	40,797

Total Hotels, Restaurants & Leisure		932,532
Household Products – 0.1%
Spectrum Brands Holdings, Inc.	566	59,951
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	7,508	82,738
Ormat Technologies, Inc.	345	21,062

Total Independent Power & Renewable Electricity Producers		103,800
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	643	64,486
Insurance – 6.5%
Aflac, Inc.	4,256	346,396
Alleghany Corp.*	101	55,955
Allstate Corp. (The)	2,162	198,710
American Financial Group, Inc.	515	53,277
American National Insurance Co.	159	18,775
Arthur J. Gallagher & Co.	866	53,302
Brighthouse Financial, Inc.*	678	41,222
Brown & Brown, Inc.	632	30,456
Cincinnati Financial Corp.	951	72,818
Lincoln National Corp.	2,086	153,279
Loews Corp.	390	18,665
Marsh & McLennan Cos., Inc.	2,685	225,030
Mercury General Corp.	212	12,018
MetLife, Inc.	7,490	389,106
Primerica, Inc.	328	26,748
Principal Financial Group, Inc.	2,312	148,754
Prudential Financial, Inc.	4,975	528,942
Reinsurance Group of America, Inc.	584	81,486
Selective Insurance Group, Inc.	453	24,394
Torchmark Corp.	803	64,312
Unum Group	2,334	119,337
W.R. Berkley Corp.	955	63,737

Total Insurance		2,726,719
Internet Software & Services – 0.0%
GrubHub, Inc.*(a)	230	12,112
IT Services – 0.6%
CACI International, Inc. Class A*	209	29,124
DXC Technology Co.	2,470	212,124
Science Applications International Corp.	290	19,386

Total IT Services		260,634
Leisure Products – 0.1%
Mattel, Inc.	2,331	36,084
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	110	24,444
Machinery – 5.4%
AGCO Corp.	508	37,475
Barnes Group, Inc.	505	35,572
Caterpillar, Inc.	2,115	263,762
Colfax Corp.*	664	27,649
Crane Co.	638	51,034
Cummins, Inc.	1,587	266,664
Deere & Co.	2,833	355,796
Donaldson Co., Inc.	823	37,809
Hillenbrand, Inc.	585	22,727
Illinois Tool Works, Inc.	2,996	443,288
John Bean Technologies Corp.	142	14,356
Lincoln Electric Holdings, Inc.	466	42,723
Mueller Industries, Inc.	464	16,217
Mueller Water Products, Inc. Class A	830	10,624
Nordson Corp.	444	52,614
Oshkosh Corp.	600	49,524
PACCAR, Inc.	1,642	118,782
Parker-Hannifin Corp.	1,124	196,723
Terex Corp.	884	39,798
Timken Co. (The)	483	23,450
Toro Co. (The)	758	47,041
Watts Water Technologies, Inc. Class A	82	5,674
Woodward, Inc.	505	39,193
Xylem, Inc.	1,205	75,469

Total Machinery		2,273,964
Media – 5.3%
CBS Corp. Class B Non-Voting Shares	6,045	350,610
Charter Communications, Inc. Class A*	2,033	738,833
Meredith Corp.	511	28,360
Scripps Networks Interactive, Inc. Class A	2,103	180,627
Time Warner, Inc.	8,984	920,411

Total Media		2,218,841
Metals & Mining – 0.6%
Commercial Metals Co.	552	10,504
Nucor Corp.	1,552	86,974
Reliance Steel & Aluminum Co.	693	52,786
Steel Dynamics, Inc.	1,966	67,768
Worthington Industries, Inc.	593	27,278

Total Metals & Mining		245,310
Multi-Utilities – 2.0%
Avista Corp.	601	31,114
Black Hills Corp.	133	9,160
CMS Energy Corp.	2,736	126,731
Consolidated Edison, Inc.	3,394	273,828
DTE Energy Co.	1,646	176,714
MDU Resources Group, Inc.	1,381	35,837
NiSource, Inc.	2,644	67,660

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Value Fund (EZY)

September 30, 2017

Investments	Shares	Value
SCANA Corp.	1,494	$72,444
Vectren Corp.	775	50,972

Total Multi-Utilities		844,460
Multiline Retail – 1.3%
Big Lots, Inc.	541	28,981
Dollar General Corp.	3,080	249,634
Dollar Tree, Inc.*	1,770	153,672
Kohl’s Corp.	2,006	91,574

Total Multiline Retail		523,861
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	538	33,076
Professional Services – 0.0%
WageWorks, Inc.*	49	2,974
Road & Rail – 1.7%
CSX Corp.	8,917	483,836
Knight-Swift Transportation Holdings, Inc.*	1,545	64,195
Landstar System, Inc.	295	29,397
Old Dominion Freight Line, Inc.	653	71,902
Ryder System, Inc.	721	60,960

Total Road & Rail		710,290
Semiconductors & Semiconductor Equipment – 5.4%
Advanced Energy Industries, Inc.*	318	25,682
Amkor Technology, Inc.*	923	9,738
Applied Materials, Inc.	10,241	533,454
Cirrus Logic, Inc.*	556	29,646
Entegris, Inc.*	938	27,061
Lam Research Corp.	1,649	305,131
MKS Instruments, Inc.	273	25,785
NVIDIA Corp.	2,580	461,226
QUALCOMM, Inc.	16,053	832,187

Total Semiconductors & Semiconductor Equipment		2,249,910
Software – 0.8%
Ebix, Inc.(a)	298	19,445
TiVo Corp.	453	8,992
VMware, Inc. Class A*(a)	2,674	291,974

Total Software		320,411
Specialty Retail – 1.3%
Aaron’s, Inc.	827	36,082
Best Buy Co., Inc.	3,823	217,758
Chico’s FAS, Inc.	616	5,513
Children’s Place, Inc. (The)	146	17,250
Dick’s Sporting Goods, Inc.	1,031	27,847
Five Below, Inc.*	297	16,299
Murphy USA, Inc.*	606	41,814
Party City Holdco, Inc.*(a)	1,350	18,293
Penske Automotive Group, Inc.	1,142	54,325
Ulta Salon Cosmetics & Fragrance, Inc.*	281	63,523
Urban Outfitters, Inc.*	1,272	30,401

Total Specialty Retail		529,105
Technology Hardware, Storage & Peripherals – 1.2%
Hewlett Packard Enterprise Co.	24,826	365,191
NCR Corp.*	1,185	44,461
NetApp, Inc.	1,684	73,692

Total Technology Hardware, Storage & Peripherals		483,344
Textiles, Apparel & Luxury Goods – 0.6%
Columbia Sportswear Co.	522	32,145
Deckers Outdoor Corp.*	354	24,217
PVH Corp.	1,294	163,122
Steven Madden Ltd.*	590	25,547
Wolverine World Wide, Inc.	803	23,166

Total Textiles, Apparel & Luxury Goods		268,197
Thrifts & Mortgage Finance – 0.0%
Washington Federal, Inc.	531	17,868
Trading Companies & Distributors – 1.1%
Applied Industrial Technologies, Inc.	290	19,082
GATX Corp.	796	49,002
HD Supply Holdings, Inc.*	4,967	179,160
MSC Industrial Direct Co., Inc. Class A	483	36,500
United Rentals, Inc.*	1,037	143,873
Watsco, Inc.	213	34,308
WESCO International, Inc.*	269	15,669

Total Trading Companies & Distributors		477,594
Water Utilities – 0.2%
American Water Works Co., Inc.	1,225	99,115
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.*	4,453	274,572
TOTAL COMMON STOCKS (Cost: $36,753,278)		41,735,029
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree U.S. Earnings 500 Fund(a)(b)	247	21,501
WisdomTree U.S. MidCap Earnings Fund(b)	247	9,198

TOTAL EXCHANGE-TRADED FUNDS (Cost: $28,116)		30,699
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $335,846)(d)	335,846	335,846
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $37,117,240)		42,101,574
Other Assets less Liabilities – (0.8)%		(316,753)

NET ASSETS – 100.0%		$41,784,821

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $369,061 and the total market value of the collateral held by the Fund was $381,939. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,093.

See Notes to Financial Statements.

42	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.1%
BWX Technologies, Inc.	67,045	$3,755,861
Curtiss-Wright Corp.	15,652	1,636,260
Hexcel Corp.	56,470	3,242,508
Huntington Ingalls Industries, Inc.	45,644	10,335,627
Orbital ATK, Inc.	58,568	7,798,915
Spirit AeroSystems Holdings, Inc. Class A	59,764	4,644,858

Total Aerospace & Defense		31,414,029
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	234,920	17,877,412
Expeditors International of Washington, Inc.	194,356	11,634,150

Total Air Freight & Logistics		29,511,562
Airlines – 0.3%
Alaska Air Group, Inc.	112,521	8,581,977
Auto Components – 1.2%
BorgWarner, Inc.	209,939	10,755,175
Gentex Corp.	382,714	7,577,737
Goodyear Tire & Rubber Co. (The)	239,508	7,963,641
Lear Corp.	45,265	7,834,466

Total Auto Components		34,131,019
Automobiles – 0.7%
Harley-Davidson, Inc.(a)	302,549	14,585,887
Thor Industries, Inc.	49,294	6,206,608

Total Automobiles		20,792,495
Banks – 3.5%
Associated Banc-Corp.	88,806	2,153,546
Bank of Hawaii Corp.	28,539	2,379,011
Bank of the Ozarks, Inc.	48,275	2,319,614
BankUnited, Inc.	74,540	2,651,388
BOK Financial Corp.	44,890	3,998,801
Cathay General Bancorp	53,361	2,145,112
Chemical Financial Corp.	43,738	2,285,748
CIT Group, Inc.	91,030	4,465,022
Comerica, Inc.	71,092	5,421,476
Commerce Bancshares, Inc.	45,627	2,635,872
Cullen/Frost Bankers, Inc.	49,499	4,698,445
East West Bancorp, Inc.	72,760	4,349,593
First Citizens BancShares, Inc. Class A	1,131	422,870
First Financial Bankshares, Inc.(a)	32,846	1,484,639
First Hawaiian, Inc.	103,652	3,139,619
First Horizon National Corp.	98,223	1,880,970
FNB Corp.	190,622	2,674,427
Fulton Financial Corp.	110,367	2,069,381
Hancock Holding Co.	53,501	2,592,123
Hilltop Holdings, Inc.	23,356	607,256
Home BancShares, Inc.	54,688	1,379,231
Iberiabank Corp.	20,835	1,711,595
Investors Bancorp, Inc.	217,226	2,962,963
MB Financial, Inc.	41,540	1,870,131
PacWest Bancorp	137,180	6,928,962
People’s United Financial, Inc.	336,047	6,095,893
Pinnacle Financial Partners, Inc.	10,674	714,624
Prosperity Bancshares, Inc.	40,883	2,687,240
Sterling Bancorp	49,668	1,224,316
Synovus Financial Corp.	43,955	2,024,567
TCF Financial Corp.	81,918	1,395,883
UMB Financial Corp.	19,652	1,463,877
Umpqua Holdings Corp.	234,712	4,579,231
United Bankshares, Inc.	63,164	2,346,543
Valley National Bancorp	305,319	3,679,094
Webster Financial Corp.	52,408	2,754,040
Wintrust Financial Corp.	10,394	813,954
Zions Bancorp	46,352	2,186,887

Total Banks		101,193,944
Building Products – 1.4%
A.O. Smith Corp.	104,037	6,182,919
Fortune Brands Home & Security, Inc.	130,508	8,774,053
Lennox International, Inc.	35,125	6,286,321
Masco Corp.	299,609	11,687,747
Owens Corning	108,509	8,393,171

Total Building Products		41,324,211
Capital Markets – 1.5%
CBOE Holdings, Inc.	34,024	3,662,003
Eaton Vance Corp.	93,048	4,593,780
FactSet Research Systems, Inc.	15,455	2,783,600
Federated Investors, Inc. Class B	112,065	3,328,330
Legg Mason, Inc.	83,013	3,263,241
LPL Financial Holdings, Inc.	79,324	4,090,738
MarketAxess Holdings, Inc.	7,178	1,324,413
Morningstar, Inc.	15,204	1,292,188
MSCI, Inc.	41,123	4,807,279
Nasdaq, Inc.	99,017	7,680,749
Raymond James Financial, Inc.	54,581	4,602,816
SEI Investments Co.	53,654	3,276,113

Total Capital Markets		44,705,250
Chemicals – 6.7%
Albemarle Corp.	112,491	15,333,648
Ashland Global Holdings, Inc.	62,238	4,069,743
Cabot Corp.	102,227	5,704,267
CF Industries Holdings, Inc.	667,677	23,475,523
Chemours Co. (The)	62,127	3,144,248
Eastman Chemical Co.	258,343	23,377,458
FMC Corp.	111,807	9,985,483
Huntsman Corp.	436,125	11,958,548
International Flavors & Fragrances, Inc.	120,572	17,230,945
Minerals Technologies, Inc.	5,840	412,596
Mosaic Co. (The)	910,932	19,667,022
NewMarket Corp.	13,199	5,619,474
Olin Corp.	380,176	13,021,028
PolyOne Corp.	96,406	3,859,132
RPM International, Inc.	217,805	11,182,109
Scotts Miracle-Gro Co. (The)	92,268	8,981,367
Sensient Technologies Corp.	47,485	3,652,546

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
W.R. Grace & Co.	51,681	$3,728,784
Westlake Chemical Corp.	126,570	10,516,701

Total Chemicals		194,920,622
Commercial Services & Supplies – 1.1%
Deluxe Corp.	59,171	4,317,116
Healthcare Services Group, Inc.	98,719	5,327,865
KAR Auction Services, Inc.	303,386	14,483,648
Rollins, Inc.	191,253	8,824,413

Total Commercial Services & Supplies		32,953,042
Communications Equipment – 0.6%
Brocade Communications Systems, Inc.	528,161	6,311,524
Juniper Networks, Inc.	397,752	11,069,438

Total Communications Equipment		17,380,962
Construction & Engineering – 0.3%
EMCOR Group, Inc.	19,185	1,331,055
Fluor Corp.	152,803	6,433,007
Valmont Industries, Inc.	15,612	2,468,257

Total Construction & Engineering		10,232,319
Construction Materials – 0.0%
Eagle Materials, Inc.	13,659	1,457,415
Consumer Finance – 0.4%
Ally Financial, Inc.	238,436	5,784,457
Navient Corp.	360,982	5,421,950

Total Consumer Finance		11,206,407
Containers & Packaging – 2.7%
AptarGroup, Inc.	80,073	6,911,101
Avery Dennison Corp.	149,408	14,692,783
Bemis Co., Inc.	159,172	7,253,468
Graphic Packaging Holding Co.	530,989	7,407,297
Packaging Corp. of America	201,774	23,139,442
Sealed Air Corp.	189,306	8,087,152
Sonoco Products Co.	203,679	10,275,605

Total Containers & Packaging		77,766,848
Distributors – 0.1%
Pool Corp.	34,796	3,763,883
Diversified Consumer Services – 0.9%
H&R Block, Inc.	624,282	16,530,987
Service Corp. International	268,281	9,255,695

Total Diversified Consumer Services		25,786,682
Diversified Financial Services – 0.1%
Leucadia National Corp.	116,571	2,943,418
Voya Financial, Inc.	5,876	234,393

Total Diversified Financial Services		3,177,811
Diversified Telecommunication Services – 0.3%
Frontier Communications Corp.(a)	659,811	7,779,172
Electric Utilities – 4.7%
ALLETE, Inc.	116,310	8,989,600
Alliant Energy Corp.	536,085	22,285,053
Great Plains Energy, Inc.	647,914	19,631,794
Hawaiian Electric Industries, Inc.	305,658	10,199,808
IDACORP, Inc.	102,235	8,989,524
OGE Energy Corp.	540,967	19,491,041
Pinnacle West Capital Corp.	282,764	23,910,524
Portland General Electric Co.	196,414	8,964,335
Westar Energy, Inc.	280,199	13,897,870

Total Electric Utilities		136,359,549
Electrical Equipment – 0.8%
AMETEK, Inc.	120,844	7,980,538
EnerSys	26,429	1,828,094
Hubbell, Inc.	99,198	11,508,952
Regal Beloit Corp.	42,572	3,363,188

Total Electrical Equipment		24,680,772
Electronic Equipment, Instruments & Components – 1.6%
Avnet, Inc.	135,230	5,314,539
Belden, Inc.	7,684	618,792
CDW Corp.	141,704	9,352,464
Cognex Corp.	30,603	3,374,899
FLIR Systems, Inc.	131,625	5,121,529
Jabil, Inc.	201,120	5,741,976
Littelfuse, Inc.	14,392	2,819,105
National Instruments Corp.	250,456	10,561,729
SYNNEX Corp.	23,568	2,981,588

Total Electronic Equipment, Instruments & Components		45,886,621
Energy Equipment & Services – 0.7%
Helmerich & Payne, Inc.(a)	275,514	14,357,034
Patterson-UTI Energy, Inc.	28,719	601,376
RPC, Inc.(a)	153,524	3,805,860
U.S. Silica Holdings, Inc.(a)	26,294	816,955

Total Energy Equipment & Services		19,581,225
Equity Real Estate Investment Trusts (REITs) – 15.9%
Alexandria Real Estate Equities, Inc.	74,213	8,829,121
American Campus Communities, Inc.	148,534	6,557,776
American Homes 4 Rent Class A	68,800	1,493,648
Apartment Investment & Management Co. Class A	157,307	6,899,485
Apple Hospitality REIT, Inc.	436,299	8,250,414
Brixmor Property Group, Inc.	410,508	7,717,550
Camden Property Trust	104,676	9,572,620
Colony NorthStar, Inc. Class A	154,768	1,943,886
Cousins Properties, Inc.	482,260	4,504,308
CubeSmart	186,189	4,833,466
CyrusOne, Inc.	92,958	5,478,015
DCT Industrial Trust, Inc.	76,286	4,418,485
DDR Corp.	578,772	5,301,552
Douglas Emmett, Inc.	110,844	4,369,471
Duke Realty Corp.	322,270	9,287,821
Education Realty Trust, Inc.	84,942	3,051,966
Empire State Realty Trust, Inc. Class A	96,814	1,988,560
EPR Properties	109,056	7,605,565
Equity LifeStyle Properties, Inc.	66,424	5,651,354
Extra Space Storage, Inc.	167,719	13,404,103

See Notes to Financial Statements.

44	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
Federal Realty Investment Trust	63,215	$7,851,935
First Industrial Realty Trust, Inc.	104,076	3,131,647
Forest City Realty Trust, Inc. Class A	89,424	2,281,206
Gaming and Leisure Properties, Inc.	513,385	18,938,773
Gramercy Property Trust	249,388	7,543,987
Healthcare Realty Trust, Inc.	145,978	4,720,929
Healthcare Trust of America, Inc. Class A	185,426	5,525,695
Highwoods Properties, Inc.	108,957	5,675,570
Hospitality Properties Trust	347,288	9,894,235
Hudson Pacific Properties, Inc.	101,243	3,394,678
Iron Mountain, Inc.	535,410	20,827,449
Kilroy Realty Corp.	57,884	4,116,710
Kimco Realty Corp.	566,574	11,076,522
Lamar Advertising Co. Class A	118,398	8,113,815
LaSalle Hotel Properties	209,892	6,091,066
Liberty Property Trust	221,460	9,093,148
Life Storage, Inc.	66,148	5,411,568
Macerich Co. (The)	184,094	10,119,647
Medical Properties Trust, Inc.	760,420	9,984,315
Mid-America Apartment Communities, Inc.	85,303	9,117,185
National Health Investors, Inc.	61,168	4,727,675
National Retail Properties, Inc.	195,994	8,165,110
Omega Healthcare Investors, Inc.(a)	497,908	15,888,244
Outfront Media, Inc.	239,384	6,027,689
Paramount Group, Inc.	164,137	2,626,192
Piedmont Office Realty Trust, Inc. Class A	188,190	3,793,910
PS Business Parks, Inc.	22,958	3,064,893
Rayonier, Inc.	139,352	4,025,879
Regency Centers Corp.	160,059	9,930,060
Retail Properties of America, Inc. Class A	327,949	4,305,970
RLJ Lodging Trust	210,461	4,630,142
Ryman Hospitality Properties, Inc.	76,895	4,805,169
Senior Housing Properties Trust	645,179	12,613,249
SL Green Realty Corp.(a)	83,869	8,497,607
Spirit Realty Capital, Inc.	993,163	8,511,407
Starwood Waypoint Homes	94,598	3,440,529
STORE Capital Corp.	229,327	5,703,363
Sun Communities, Inc.	82,423	7,062,003
Sunstone Hotel Investors, Inc.	84,540	1,358,558
Tanger Factory Outlet Centers, Inc.	112,415	2,745,174
Taubman Centers, Inc.	60,345	2,999,147
UDR, Inc.	295,315	11,230,829
Uniti Group, Inc.	471,055	6,905,666
VEREIT, Inc.	2,011,601	16,676,172
W.P. Carey, Inc.	225,252	15,179,732
Weingarten Realty Investors	167,937	5,330,320

Total Equity Real Estate Investment Trusts (REITs)		464,313,935
Food & Staples Retailing – 0.1%
Casey’s General Stores, Inc.	22,861	2,502,137
PriceSmart, Inc.	16,417	1,465,217

Total Food & Staples Retailing		3,967,354
Food Products – 2.2%
B&G Foods, Inc.(a)	199,529	6,354,999
Flowers Foods, Inc.	512,707	9,644,019
Ingredion, Inc.	85,692	10,337,883
Lancaster Colony Corp.	32,012	3,845,281
McCormick & Co., Inc. Non-Voting Shares	173,145	17,771,603
Pinnacle Foods, Inc.	194,478	11,118,307
Snyder’s-Lance, Inc.	117,751	4,491,023

Total Food Products		63,563,115
Gas Utilities – 2.6%
Atmos Energy Corp.	189,902	15,921,384
National Fuel Gas Co.	176,343	9,982,777
New Jersey Resources Corp.	181,445	7,647,907
ONE Gas, Inc.	86,098	6,340,257
Southwest Gas Holdings, Inc.	85,152	6,609,498
Spire, Inc.	110,459	8,245,764
UGI Corp.	273,732	12,827,082
WGL Holdings, Inc.	94,397	7,948,227

Total Gas Utilities		75,522,896
Health Care Equipment & Supplies – 1.1%
Cantel Medical Corp.	5,444	512,661
Cooper Cos., Inc. (The)	1,121	265,800
Hill-Rom Holdings, Inc.	60,266	4,459,684
ResMed, Inc.	222,152	17,096,818
Teleflex, Inc.	28,643	6,930,747
West Pharmaceutical Services, Inc.	33,650	3,239,149

Total Health Care Equipment & Supplies		32,504,859
Health Care Providers & Services – 0.6%
HealthSouth Corp.	154,165	7,145,548
Patterson Cos., Inc.	175,550	6,785,007
Universal Health Services, Inc. Class B	24,105	2,674,209

Total Health Care Providers & Services		16,604,764
Hotels, Restaurants & Leisure – 5.0%
Aramark	208,146	8,452,809
Cheesecake Factory, Inc. (The)	52,119	2,195,252
Choice Hotels International, Inc.	61,321	3,918,412
Cracker Barrel Old Country Store, Inc.(a)	47,672	7,228,029
Darden Restaurants, Inc.	259,045	20,407,565
Domino’s Pizza, Inc.	32,713	6,495,166
Dunkin’ Brands Group, Inc.	151,951	8,065,559
Jack in the Box, Inc.	33,984	3,463,649
Papa John’s International, Inc.	23,835	1,741,624
Six Flags Entertainment Corp.	296,079	18,043,054
Texas Roadhouse, Inc.	80,032	3,932,773
Vail Resorts, Inc.	52,061	11,876,155
Wendy’s Co. (The)	354,261	5,501,673
Wyndham Worldwide Corp.	204,420	21,547,912
Wynn Resorts Ltd.	164,439	24,488,256

Total Hotels, Restaurants & Leisure		147,357,888
Household Durables – 1.9%
CalAtlantic Group, Inc.	37,178	1,361,830
D.R. Horton, Inc.	391,637	15,638,066
Leggett & Platt, Inc.	271,419	12,954,829
Lennar Corp. Class A	51,518	2,720,150

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
PulteGroup, Inc.	451,879	$12,349,853
Tupperware Brands Corp.	183,434	11,339,890

Total Household Durables		56,364,618
Household Products – 0.4%
Energizer Holdings, Inc.	114,558	5,275,396
Spectrum Brands Holdings, Inc.	54,883	5,813,207

Total Household Products		11,088,603
Independent Power & Renewable Electricity Producers – 0.9%
AES Corp.	1,807,259	19,915,994
NRG Energy, Inc.	215,042	5,502,925

Total Independent Power & Renewable Electricity Producers		25,418,919
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	58,674	5,884,416
Insurance – 3.2%
American Financial Group, Inc.	40,749	4,215,484
American National Insurance Co.	20,807	2,456,891
AmTrust Financial Services, Inc.	130,522	1,756,826
Arthur J. Gallagher & Co.	170,930	10,520,741
Assurant, Inc.	41,890	4,001,333
Brown & Brown, Inc.	55,373	2,668,425
CNA Financial Corp.	208,490	10,476,622
CNO Financial Group, Inc.	93,445	2,181,006
Erie Indemnity Co. Class A	37,500	4,521,375
First American Financial Corp.	128,767	6,434,487
FNF Group	256,124	12,155,645
Hanover Insurance Group, Inc. (The)	27,731	2,687,966
Mercury General Corp.	72,662	4,119,209
Old Republic International Corp.	337,320	6,641,831
Primerica, Inc.	14,933	1,217,786
ProAssurance Corp.	33,440	1,827,496
Reinsurance Group of America, Inc.	26,577	3,708,289
Torchmark Corp.	27,843	2,229,946
Unum Group	134,709	6,887,671
W.R. Berkley Corp.	29,789	1,988,118

Total Insurance		92,697,147
Internet Software & Services – 0.2%
j2 Global, Inc.	61,963	4,577,826
IT Services – 3.4%
Booz Allen Hamilton Holding Corp.	175,404	6,558,356
Broadridge Financial Solutions, Inc.	177,694	14,361,229
CSRA, Inc.	148,026	4,776,799
DST Systems, Inc.	55,957	3,070,920
DXC Technology Co.	96,678	8,302,707
Global Payments, Inc.	6,309	599,544
Jack Henry & Associates, Inc.	72,877	7,491,027
Leidos Holdings, Inc.	273,763	16,212,245
MAXIMUS, Inc.	14,973	965,758
Sabre Corp.	394,888	7,147,473
Science Applications International Corp.	44,703	2,988,395
Total System Services, Inc.	110,389	7,230,479
Western Union Co. (The)	1,047,183	20,105,914

Total IT Services		99,810,846
Leisure Products – 2.0%
Brunswick Corp.	79,114	4,428,011
Hasbro, Inc.	218,569	21,347,634
Mattel, Inc.(a)	1,309,434	20,270,038
Polaris Industries, Inc.(a)	122,140	12,779,508

Total Leisure Products		58,825,191
Life Sciences Tools & Services – 0.3%
Bio-Techne Corp.	32,824	3,968,093
Bruker Corp.	87,784	2,611,574
PerkinElmer, Inc.	42,877	2,957,227

Total Life Sciences Tools & Services		9,536,894
Machinery – 4.2%
AGCO Corp.	51,504	3,799,450
Allison Transmission Holdings, Inc.	213,444	8,010,553
Crane Co.	74,991	5,998,530
Donaldson Co., Inc.	153,515	7,052,479
Flowserve Corp.	141,850	6,041,392
Graco, Inc.	64,103	7,928,900
IDEX Corp.	82,348	10,002,812
ITT, Inc.	76,405	3,382,449
Kennametal, Inc.	141,601	5,712,184
Lincoln Electric Holdings, Inc.	86,310	7,912,901
Nordson Corp.	42,931	5,087,324
Oshkosh Corp.	66,693	5,504,840
Snap-on, Inc.	69,607	10,372,139
Terex Corp.	70,103	3,156,037
Timken Co. (The)	153,567	7,455,678
Toro Co. (The)	86,688	5,379,857
Trinity Industries, Inc.	172,496	5,502,623
Wabtec Corp.(a)	32,011	2,424,833
Woodward, Inc.	27,623	2,143,821
Xylem, Inc.	159,053	9,961,489

Total Machinery		122,830,291
Media – 2.1%
Cable One, Inc.	4,215	3,043,736
Cinemark Holdings, Inc.	234,532	8,492,404
Interpublic Group of Cos., Inc. (The)	740,554	15,396,118
News Corp. Class A	463,825	6,150,319
Regal Entertainment Group Class A(a)	401,153	6,418,448
Scripps Networks Interactive, Inc. Class A	97,654	8,387,502
TEGNA, Inc.	388,262	5,175,532
Tribune Media Co. Class A	188,523	7,703,050

Total Media		60,767,109
Metals & Mining – 1.0%
Reliance Steel & Aluminum Co.	108,600	8,272,062
Royal Gold, Inc.	69,810	6,006,453
Steel Dynamics, Inc.	273,994	9,444,573
United States Steel Corp.	68,023	1,745,470
Worthington Industries, Inc.	63,849	2,937,054

Total Metals & Mining		28,405,612

See Notes to Financial Statements.

46	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
Multi-Utilities – 3.6%
Black Hills Corp.	107,998	$7,437,822
CenterPoint Energy, Inc.	1,342,665	39,219,245
MDU Resources Group, Inc.	375,702	9,749,467
NiSource, Inc.	726,472	18,590,418
SCANA Corp.	335,570	16,271,789
Vectren Corp.	201,828	13,274,228

Total Multi-Utilities		104,542,969
Multiline Retail – 1.2%
Kohl’s Corp.	461,315	21,059,030
Nordstrom, Inc.(a)	313,954	14,802,931

Total Multiline Retail		35,861,961
Oil, Gas & Consumable Fuels – 3.8%
Andeavor	346,887	35,781,394
Cabot Oil & Gas Corp.	116,993	3,129,563
HollyFrontier Corp.	523,527	18,831,266
Murphy Oil Corp.	384,809	10,220,527
Range Resources Corp.	37,613	736,086
SM Energy Co.	16,232	287,956
Targa Resources Corp.	909,167	43,003,599
World Fuel Services Corp.	25,681	870,843

Total Oil, Gas & Consumable Fuels		112,861,234
Personal Products – 0.2%
Nu Skin Enterprises, Inc. Class A(a)	112,352	6,907,401
Professional Services – 0.8%
Dun & Bradstreet Corp. (The)(a)	43,035	5,009,705
ManpowerGroup, Inc.	92,100	10,851,222
Robert Half International, Inc.	172,645	8,690,949

Total Professional Services		24,551,876
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	8,416	1,039,376
Realogy Holdings Corp.	65,631	2,162,542

Total Real Estate Management & Development		3,201,918
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.	73,393	8,152,494
Kansas City Southern	122,762	13,341,774
Knight-Swift Transportation Holdings, Inc.*	27,073	1,124,883
Landstar System, Inc.	12,193	1,215,033
Ryder System, Inc.	83,992	7,101,524

Total Road & Rail		30,935,708
Semiconductors & Semiconductor Equipment – 0.9%
Cypress Semiconductor Corp.(a)	922,154	13,850,753
MKS Instruments, Inc.	45,510	4,298,419
Monolithic Power Systems, Inc.	30,301	3,228,572
Teradyne, Inc.	137,402	5,123,721

Total Semiconductors & Semiconductor Equipment		26,501,465
Software – 0.5%
Blackbaud, Inc.	26,178	2,298,428
CDK Global, Inc.	105,700	6,668,613
Pegasystems, Inc.	17,646	1,017,292
SS&C Technologies Holdings, Inc.	129,653	5,205,568

Total Software		15,189,901
Specialty Retail – 2.9%
American Eagle Outfitters, Inc.	378,182	5,408,003
Bed Bath & Beyond, Inc.	115,054	2,700,317
Dick’s Sporting Goods, Inc.	63,364	1,711,462
Foot Locker, Inc.	140,311	4,941,753
Gap, Inc. (The)	1,044,531	30,845,000
Penske Automotive Group, Inc.	131,188	6,240,613
Tiffany & Co.	195,738	17,964,834
Tractor Supply Co.	121,293	7,676,634
Williams-Sonoma, Inc.(a)	174,320	8,691,595

Total Specialty Retail		86,180,211
Technology Hardware, Storage & Peripherals – 1.3%
NetApp, Inc.	429,922	18,813,387
Xerox Corp.	616,878	20,535,868

Total Technology Hardware, Storage & Peripherals		39,349,255
Textiles, Apparel & Luxury Goods – 2.0%
Carter’s, Inc.	51,006	5,036,842
Coach, Inc.	724,999	29,202,960
Columbia Sportswear Co.	59,229	3,647,322
Hanesbrands, Inc.	539,913	13,303,456
PVH Corp.	8,080	1,018,565
Ralph Lauren Corp.	75,669	6,680,816

Total Textiles, Apparel & Luxury Goods		58,889,961
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp, Inc.	618,136	7,967,773
Radian Group, Inc.	5,143	96,123
TFS Financial Corp.	222,782	3,593,474
Washington Federal, Inc.	43,814	1,474,341

Total Thrifts & Mortgage Finance		13,131,711
Trading Companies & Distributors – 0.6%
Air Lease Corp.	61,662	2,628,034
MSC Industrial Direct Co., Inc. Class A	64,354	4,863,232
Watsco, Inc.	59,798	9,631,664

Total Trading Companies & Distributors		17,122,930
Transportation Infrastructure – 0.9%
Macquarie Infrastructure Corp.	377,173	27,224,347
Water Utilities – 0.4%
Aqua America, Inc.	335,453	11,133,685
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.(a)	155,622	4,340,298
TOTAL COMMON STOCKS (Cost: $2,651,928,082)		2,922,556,931
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $35,836)	437	37,949

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	47

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $55,826,750)(d)	55,826,750	$55,826,750
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $2,707,790,668)		2,978,421,630
Other Assets less Liabilities – (1.7)%		(50,437,724)

NET ASSETS – 100.0%		$2,927,983,906
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $80,177,709 and the total market value of the collateral held by the Fund was $82,189,294. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,362,544.

See Notes to Financial Statements.

48	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.2%
BWX Technologies, Inc.	42,044	$2,355,305
Curtiss-Wright Corp.	18,681	1,952,912
DigitalGlobe, Inc.*	13,421	473,090
Esterline Technologies Corp.*	12,675	1,142,651
HEICO Corp.	24,319	2,184,090
Hexcel Corp.	48,089	2,761,270
Moog, Inc. Class A*	19,637	1,638,315
Orbital ATK, Inc.	30,975	4,124,631
Teledyne Technologies, Inc.*	15,924	2,534,782

Total Aerospace & Defense		19,167,046
Airlines – 0.8%
Allegiant Travel Co.	14,271	1,879,491
Hawaiian Holdings, Inc.*	50,124	1,882,156
SkyWest, Inc.	40,164	1,763,200
Spirit Airlines, Inc.*	51,693	1,727,063

Total Airlines		7,251,910
Auto Components – 1.6%
Cooper Tire & Rubber Co.	65,174	2,437,507
Dana, Inc.	39,022	1,091,055
Dorman Products, Inc.*	13,497	966,655
Gentex Corp.	185,036	3,663,713
LCI Industries	11,521	1,334,708
Tenneco, Inc.	63,079	3,827,003
Visteon Corp.*	1,853	229,346

Total Auto Components		13,549,987
Automobiles – 0.4%
Thor Industries, Inc.	29,291	3,688,030
Banks – 7.6%
Associated Banc-Corp.	56,090	1,360,182
BancorpSouth, Inc.	31,555	1,011,338
Bank of Hawaii Corp.	15,881	1,323,840
Bank of the Ozarks, Inc.	34,896	1,676,753
BankUnited, Inc.	43,221	1,537,371
Banner Corp.	10,223	626,465
BOK Financial Corp.	22,179	1,975,705
Cathay General Bancorp	34,637	1,392,407
Chemical Financial Corp.	12,180	636,527
Columbia Banking System, Inc.	17,878	752,843
Commerce Bancshares, Inc.	33,628	1,942,690
Community Bank System, Inc.	12,033	664,823
Cullen/Frost Bankers, Inc.	24,048	2,282,636
CVB Financial Corp.	35,674	862,241
First Citizens BancShares, Inc. Class A	4,629	1,730,737
First Financial Bankshares, Inc.(a)	17,541	792,853
First Horizon National Corp.	83,876	1,606,225
First Midwest Bancorp, Inc.	27,170	636,321
FNB Corp.	72,237	1,013,485
Fulton Financial Corp.	64,925	1,217,344
Glacier Bancorp, Inc.	24,771	935,353
Great Western Bancorp, Inc.	22,939	946,922
Hancock Holding Co.	18,527	897,633
Hilltop Holdings, Inc.	33,984	883,584
Home BancShares, Inc.	46,412	1,170,511
Hope Bancorp, Inc.	34,566	612,164
Iberiabank Corp.	15,876	1,304,213
International Bancshares Corp.	25,448	1,020,465
Investors Bancorp, Inc.	96,635	1,318,101
LegacyTexas Financial Group, Inc.	16,176	645,746
MB Financial, Inc.	27,091	1,219,637
Old National Bancorp	58,960	1,078,968
PacWest Bancorp	47,321	2,390,184
People’s United Financial, Inc.	108,658	1,971,056
Pinnacle Financial Partners, Inc.	12,943	866,534
Popular, Inc.	62,603	2,249,952
Prosperity Bancshares, Inc.	30,610	2,011,995
ServisFirst Bancshares, Inc.	16,926	657,575
Simmons First National Corp. Class A	11,190	647,901
South State Corp.	8,934	804,507
Sterling Bancorp	43,183	1,064,461
Synovus Financial Corp.	43,479	2,002,643
TCF Financial Corp.	78,872	1,343,979
Texas Capital Bancshares, Inc.*	13,376	1,147,661
Towne Bank	14,215	476,203
Trustmark Corp.	22,920	759,110
UMB Financial Corp.	14,380	1,071,166
Umpqua Holdings Corp.	92,607	1,806,763
United Bankshares, Inc.	22,819	847,726
United Community Banks, Inc.	23,980	684,389
Valley National Bancorp	72,043	868,118
Webster Financial Corp.	27,995	1,471,137
Western Alliance Bancorp*	39,387	2,090,662
Wintrust Financial Corp.	19,204	1,503,865

Total Banks		65,813,670
Beverages – 0.2%
National Beverage Corp.	14,898	1,848,097
Biotechnology – 0.8%
Ligand Pharmaceuticals, Inc.*	991	134,925
United Therapeutics Corp.*	56,691	6,643,618

Total Biotechnology		6,778,543
Building Products – 2.3%
Armstrong World Industries, Inc.*	12,893	660,766
Owens Corning	78,550	6,075,843
Simpson Manufacturing Co., Inc.	19,177	940,440
Trex Co., Inc.*	9,548	859,988
Universal Forest Products, Inc.	9,906	972,373
USG Corp.*	327,830	10,703,650

Total Building Products		20,213,060
Capital Markets – 1.7%
BGC Partners, Inc. Class A	118,504	1,714,753
CBOE Holdings, Inc.	19,441	2,092,435
Eaton Vance Corp.	43,948	2,169,713
Evercore, Inc. Class A	9,316	747,609

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
Federated Investors, Inc. Class B	50,740	$1,506,978
Financial Engines, Inc.	5,628	195,573
Interactive Brokers Group, Inc. Class A	19,191	864,362
Legg Mason, Inc.	49,342	1,939,634
LPL Financial Holdings, Inc.	38,717	1,996,635
Morningstar, Inc.	13,419	1,140,481
Stifel Financial Corp.	9,819	524,924

Total Capital Markets		14,893,097
Chemicals – 2.5%
Balchem Corp.	6,592	535,864
Cabot Corp.	29,026	1,619,651
Chemours Co. (The)	60,822	3,078,201
GCP Applied Technologies, Inc.*	28,806	884,344
H.B. Fuller Co.	22,850	1,326,671
Huntsman Corp.	108,188	2,966,515
Ingevity Corp.*	6,404	400,058
Minerals Technologies, Inc.	14,961	1,056,995
NewMarket Corp.	6,178	2,630,283
PolyOne Corp.	42,829	1,714,445
Scotts Miracle-Gro Co. (The)	23,851	2,321,656
Sensient Technologies Corp.	14,054	1,081,034
Stepan Co.	10,542	881,944
W.R. Grace & Co.	20,049	1,446,535

Total Chemicals		21,944,196
Commercial Services & Supplies – 2.9%
ABM Industries, Inc.	20,538	856,640
Brink’s Co. (The)	8,133	685,205
Clean Harbors, Inc.*	1,862	105,576
Copart, Inc.*	147,459	5,068,166
Covanta Holding Corp.(a)	48,209	715,904
Deluxe Corp.	33,516	2,445,327
Healthcare Services Group, Inc.	17,072	921,376
Herman Miller, Inc.	42,779	1,535,766
HNI Corp.	20,281	841,053
KAR Auction Services, Inc.	55,195	2,635,009
Matthews International Corp. Class A	9,300	578,925
MSA Safety, Inc.	11,989	953,245
Pitney Bowes, Inc.	172,298	2,413,895
Stericycle, Inc.*	32,682	2,340,685
Tetra Tech, Inc.	12,864	598,819
UniFirst Corp.	8,289	1,255,784
West Corp.	70,654	1,658,249

Total Commercial Services & Supplies		25,609,624
Communications Equipment – 1.3%
Acacia Communications, Inc.*(a)	14,025	660,578
Brocade Communications Systems, Inc.	182,641	2,182,560
Ciena Corp.*	10,202	224,138
EchoStar Corp. Class A*	41,628	2,382,370
Finisar Corp.*	17,782	394,227
InterDigital, Inc.	25,652	1,891,835
Lumentum Holdings, Inc.*	721	39,186
Ubiquiti Networks, Inc.*(a)	43,187	2,419,336
ViaSat, Inc.*	2,704	173,921
Viavi Solutions, Inc.*	126,732	1,198,885

Total Communications Equipment		11,567,036
Construction & Engineering – 1.1%
AECOM*	25,699	945,980
Dycom Industries, Inc.*	19,272	1,655,080
EMCOR Group, Inc.	26,848	1,862,714
Granite Construction, Inc.	11,980	694,241
KBR, Inc.	40,565	725,302
MasTec, Inc.*	18,623	864,107
Quanta Services, Inc.*	39,786	1,486,803
Valmont Industries, Inc.	6,991	1,105,277

Total Construction & Engineering		9,339,504
Construction Materials – 0.3%
Eagle Materials, Inc.	19,856	2,118,635
Summit Materials, Inc. Class A*	25,476	815,996

Total Construction Materials		2,934,631
Consumer Finance – 2.1%
Credit Acceptance Corp.*(a)	11,845	3,318,614
FirstCash, Inc.	7,201	454,743
Navient Corp.	374,156	5,619,823
Santander Consumer USA Holdings, Inc.*	424,140	6,519,032
SLM Corp.*	175,756	2,015,921

Total Consumer Finance		17,928,133
Containers & Packaging – 2.2%
AptarGroup, Inc.	28,241	2,437,481
Bemis Co., Inc.	48,306	2,201,304
Berry Global Group, Inc.*	49,380	2,797,377
Graphic Packaging Holding Co.	197,923	2,761,026
Owens-Illinois, Inc.*	173,557	4,366,694
Silgan Holdings, Inc.	62,631	1,843,230
Sonoco Products Co.	46,804	2,361,262

Total Containers & Packaging		18,768,374
Distributors – 0.2%
Pool Corp.	14,898	1,611,517
Diversified Consumer Services – 1.8%
Adtalem Global Education, Inc.	43,976	1,576,540
Bright Horizons Family Solutions, Inc.*	15,084	1,300,392
Graham Holdings Co. Class B	3,422	2,002,212
Grand Canyon Education, Inc.*	24,133	2,191,759
H&R Block, Inc.	165,012	4,369,518
Service Corp. International	71,695	2,473,477
ServiceMaster Global Holdings, Inc.*	38,111	1,780,927

Total Diversified Consumer Services		15,694,825
Electric Utilities – 1.5%
ALLETE, Inc.	21,064	1,628,037
El Paso Electric Co.	20,510	1,133,178
Great Plains Energy, Inc.	85,676	2,595,983
Hawaiian Electric Industries, Inc.	79,560	2,654,917
IDACORP, Inc.	25,561	2,247,579
MGE Energy, Inc.	11,517	743,998
PNM Resources, Inc.	958	38,607

See Notes to Financial Statements.

50	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
Portland General Electric Co.	45,735	$2,087,345

Total Electric Utilities		13,129,644
Electrical Equipment – 0.8%
EnerSys	17,647	1,220,643
Generac Holdings, Inc.*	16,272	747,373
Hubbell, Inc.	26,190	3,038,564
Regal Beloit Corp.	27,497	2,172,263

Total Electrical Equipment		7,178,843
Electronic Equipment, Instruments & Components – 4.2%
Anixter International, Inc.*	11,278	958,630
Avnet, Inc.	97,083	3,815,362
AVX Corp.	86,618	1,579,046
Belden, Inc.	18,372	1,479,497
Cognex Corp.	21,824	2,406,751
Coherent, Inc.*	6,972	1,639,605
Dolby Laboratories, Inc. Class A	41,906	2,410,433
FLIR Systems, Inc.	49,964	1,944,099
II-VI, Inc.*	20,826	856,990
IPG Photonics Corp.*	26,213	4,850,978
Itron, Inc.*	4,915	380,667
Jabil, Inc.	124,288	3,548,422
Littelfuse, Inc.	7,436	1,456,564
National Instruments Corp.	29,643	1,250,045
Sanmina Corp.*	55,765	2,071,670
SYNNEX Corp.	17,610	2,227,841
Tech Data Corp.*	22,667	2,013,963
Universal Display Corp.	6,814	877,984
VeriFone Systems, Inc.*	21,956	445,268

Total Electronic Equipment, Instruments & Components		36,213,815
Energy Equipment & Services – 0.2%
Dril-Quip, Inc.*	23,716	1,047,061
Oceaneering International, Inc.	22,158	582,091

Total Energy Equipment & Services		1,629,152
Equity Real Estate Investment Trusts (REITs) – 7.4%
Acadia Realty Trust	14,522	415,620
Alexander’s, Inc.	1,553	658,612
American Assets Trust, Inc.	6,110	242,995
American Campus Communities, Inc.	16,530	729,800
Apple Hospitality REIT, Inc.	33,938	641,768
CBL & Associates Properties, Inc.(a)	26,096	218,945
Colony NorthStar, Inc. Class A	35,903	450,942
Columbia Property Trust, Inc.	24,086	524,352
CoreCivic, Inc.	65,422	1,751,347
CoreSite Realty Corp.	4,569	511,271
Corporate Office Properties Trust	8,831	289,922
Cousins Properties, Inc.	91,726	856,721
CubeSmart	27,775	721,039
CyrusOne, Inc.	3,220	189,755
DCT Industrial Trust, Inc.	17,781	1,029,876
DDR Corp.	49,949	457,533
DiamondRock Hospitality Co.	79,773	873,514
Douglas Emmett, Inc.	16,227	639,668
EastGroup Properties, Inc.	9,656	850,887
Education Realty Trust, Inc.	8,965	322,112
Empire State Realty Trust, Inc. Class A	16,885	346,818
EPR Properties	21,297	1,485,253
Equity Commonwealth*	62,327	1,894,741
Equity LifeStyle Properties, Inc.	18,048	1,535,524
First Industrial Realty Trust, Inc.	39,933	1,201,584
Forest City Realty Trust, Inc. Class A	129,293	3,298,264
GEO Group, Inc. (The)	48,665	1,309,089
Healthcare Realty Trust, Inc.	13,604	439,953
Healthcare Trust of America, Inc. Class A	10,352	308,490
Highwoods Properties, Inc.	16,989	884,957
Hospitality Properties Trust	30,301	863,275
Kite Realty Group Trust	1,589	32,177
Lamar Advertising Co. Class A	34,530	2,366,341
LaSalle Hotel Properties	61,013	1,770,597
Lexington Realty Trust	71,950	735,329
Liberty Property Trust	46,817	1,922,306
Life Storage, Inc.	8,865	725,246
LTC Properties, Inc.	13,642	640,901
Mack-Cali Realty Corp.	19,424	460,543
Medical Properties Trust, Inc.	151,096	1,983,890
National Health Investors, Inc.	17,528	1,354,739
Omega Healthcare Investors, Inc.(a)	77,345	2,468,079
Paramount Group, Inc.	4,181	66,896
Pebblebrook Hotel Trust(a)	12,002	433,752
Physicians Realty Trust	11,122	197,193
Piedmont Office Realty Trust, Inc. Class A	76,805	1,548,389
PS Business Parks, Inc.	4,538	605,823
QTS Realty Trust, Inc. Class A	3,286	172,055
Rayonier, Inc.	48,320	1,395,965
Retail Opportunity Investments Corp.	10,341	196,582
Retail Properties of America, Inc. Class A	71,783	942,511
RLJ Lodging Trust	62,439	1,373,658
Ryman Hospitality Properties, Inc.	18,812	1,175,562
Select Income REIT	31,560	739,135
Senior Housing Properties Trust	45,618	891,832
Spirit Realty Capital, Inc.	77,053	660,344
STORE Capital Corp.	36,627	910,913
Sun Communities, Inc.	11,356	972,982
Sunstone Hotel Investors, Inc.	159,134	2,557,283
Tanger Factory Outlet Centers, Inc.	60,640	1,480,829
Taubman Centers, Inc.	10,815	537,506
Uniti Group, Inc.	3,308	48,495
Urban Edge Properties	24,275	585,513
W.P. Carey, Inc.	35,721	2,407,238
Washington Real Estate Investment Trust	41,769	1,368,352
Weingarten Realty Investors	53,558	1,699,931
Xenia Hotels & Resorts, Inc.	39,595	833,475

Total Equity Real Estate Investment Trusts (REITs)		64,206,989
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.	19,936	2,181,995

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
Performance Food Group Co.*	30,430	$859,648
PriceSmart, Inc.	10,187	909,190
Sprouts Farmers Market, Inc.*	67,940	1,275,234
U.S. Foods Holding Corp.*	49,459	1,320,555
United Natural Foods, Inc.*	28,900	1,201,951

Total Food & Staples Retailing		7,748,573
Food Products – 3.4%
B&G Foods, Inc.(a)	24,896	792,938
Blue Buffalo Pet Products, Inc.*(a)	61,773	1,751,265
Cal-Maine Foods, Inc.*(a)	37,278	1,532,126
Darling Ingredients, Inc.*	114,248	2,001,625
Dean Foods Co.	54,888	597,181
Flowers Foods, Inc.	100,359	1,887,753
Hain Celestial Group, Inc. (The)*	54,662	2,249,341
J&J Snack Foods Corp.	5,883	772,438
Lancaster Colony Corp.	9,611	1,154,473
Pilgrim’s Pride Corp.*	238,550	6,777,206
Pinnacle Foods, Inc.	41,501	2,372,612
Sanderson Farms, Inc.	16,374	2,644,728
Seaboard Corp.	766	3,450,830
Snyder’s-Lance, Inc.	8,635	329,339
TreeHouse Foods, Inc.*	12,643	856,310

Total Food Products		29,170,165
Gas Utilities – 1.2%
New Jersey Resources Corp.	38,856	1,637,780
ONE Gas, Inc.	22,989	1,692,910
South Jersey Industries, Inc.	38,248	1,320,704
Southwest Gas Holdings, Inc.	21,532	1,671,314
Spire, Inc.	23,966	1,789,062
WGL Holdings, Inc.	22,801	1,919,844

Total Gas Utilities		10,031,614
Health Care Equipment & Supplies – 1.0%
ABIOMED, Inc.*	3,993	673,220
Cantel Medical Corp.	7,451	701,661
Hill-Rom Holdings, Inc.	23,537	1,741,738
ICU Medical, Inc.*	4,226	785,402
Integra LifeSciences Holdings Corp.*	16,176	816,564
Masimo Corp.*	17,820	1,542,499
Neogen Corp.*	5,910	457,789
NuVasive, Inc.*	6,864	380,677
Penumbra, Inc.*	201	18,150
West Pharmaceutical Services, Inc.	17,383	1,673,288

Total Health Care Equipment & Supplies		8,790,988
Health Care Providers & Services – 2.0%
Chemed Corp.	7,232	1,461,225
Envision Healthcare Corp.*	26,526	1,192,344
HealthEquity, Inc.*	6,049	305,958
HealthSouth Corp.	57,948	2,685,890
LifePoint Health, Inc.*	26,933	1,559,421
MEDNAX, Inc.*	52,925	2,282,126
Molina Healthcare, Inc.*	26,658	1,833,004
Owens & Minor, Inc.	33,315	972,798
Patterson Cos., Inc.	53,952	2,085,245
WellCare Health Plans, Inc.*	15,777	2,709,542

Total Health Care Providers & Services		17,087,553
Health Care Technology – 0.2%
athenahealth, Inc.*	2,160	268,618
Cotiviti Holdings, Inc.*	9,805	352,784
Medidata Solutions, Inc.*	5,170	403,570
Veeva Systems, Inc. Class A*	16,102	908,314

Total Health Care Technology		1,933,286
Hotels, Restaurants & Leisure – 2.9%
Bloomin’ Brands, Inc.	34,500	607,200
Boyd Gaming Corp.	92,530	2,410,406
Brinker International, Inc.	36,997	1,178,724
Buffalo Wild Wings, Inc.*	6,159	651,006
Cheesecake Factory, Inc. (The)	22,365	942,014
Choice Hotels International, Inc.	26,193	1,673,733
Churchill Downs, Inc.	6,013	1,239,881
Cracker Barrel Old Country Store, Inc.(a)	12,169	1,845,064
Dave & Buster’s Entertainment, Inc.*	14,498	760,855
Dunkin’ Brands Group, Inc.	25,443	1,350,514
ILG, Inc.	141,311	3,777,243
Jack in the Box, Inc.	11,691	1,191,547
Marriott Vacations Worldwide Corp.	14,649	1,824,240
Papa John’s International, Inc.	11,321	827,225
Six Flags Entertainment Corp.	21,213	1,292,720
Texas Roadhouse, Inc.	25,797	1,267,665
Wendy’s Co. (The)	143,890	2,234,612

Total Hotels, Restaurants & Leisure		25,074,649
Household Durables – 1.9%
CalAtlantic Group, Inc.	118,396	4,336,845
Tempur Sealy International, Inc.*	20,870	1,346,532
Toll Brothers, Inc.	136,610	5,665,217
TRI Pointe Group, Inc.*	182,489	2,520,173
Tupperware Brands Corp.	38,363	2,371,601

Total Household Durables		16,240,368
Household Products – 0.2%
Energizer Holdings, Inc.	30,393	1,399,598
Independent Power & Renewable Electricity Producers – 0.1%
Calpine Corp.*	5,909	87,158
Ormat Technologies, Inc.	18,414	1,124,174

Total Independent Power & Renewable Electricity Producers		1,211,332
Insurance – 3.6%
American National Insurance Co.	11,040	1,303,603
AmTrust Financial Services, Inc.	130,321	1,754,121
Assurant, Inc.	51,358	4,905,716
Brown & Brown, Inc.	44,808	2,159,297
CNO Financial Group, Inc.	105,284	2,457,329
Erie Indemnity Co. Class A	13,364	1,611,297
FBL Financial Group, Inc. Class A	10,869	809,740
First American Financial Corp.	73,691	3,682,339
Hanover Insurance Group, Inc. (The)	21,730	2,106,289

See Notes to Financial Statements.

52	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
Mercury General Corp.	15,643	$886,802
National General Holdings Corp.	46,464	887,927
Old Republic International Corp.	179,804	3,540,341
Primerica, Inc.	23,007	1,876,221
ProAssurance Corp.	17,102	934,624
RLI Corp.	14,744	845,716
Selective Insurance Group, Inc.	30,849	1,661,219

Total Insurance		31,422,581
Internet & Catalog Retail – 0.2%
HSN, Inc.	38,563	1,505,885
Internet Software & Services – 0.6%
Cars.com, Inc.*(a)	72,683	1,934,094
GrubHub, Inc.*(a)	13,309	700,852
IAC/InterActiveCorp*	4,174	490,779
j2 Global, Inc.	18,569	1,371,878
LogMeIn, Inc.	913	100,476
Stamps.com, Inc.*(a)	4,301	871,597

Total Internet Software & Services		5,469,676
IT Services – 2.6%
Acxiom Corp.*	4,297	105,878
Black Knight Financial Services, Inc. Class A*	12,300	529,515
Blackhawk Network Holdings, Inc.*	6,050	264,990
Booz Allen Hamilton Holding Corp.	84,351	3,153,884
CACI International, Inc. Class A*	11,578	1,613,394
Convergys Corp.	65,797	1,703,484
CoreLogic, Inc.*	40,952	1,892,801
CSRA, Inc.	37,943	1,224,421
DST Systems, Inc.	36,923	2,026,334
EPAM Systems, Inc.*	17,035	1,497,888
Euronet Worldwide, Inc.*	25,238	2,392,310
MAXIMUS, Inc.	34,057	2,196,677
Science Applications International Corp.	15,847	1,059,372
Teradata Corp.*	73,934	2,498,230
WEX, Inc.*	6,882	772,298

Total IT Services		22,931,476
Leisure Products – 0.8%
Brunswick Corp.	48,012	2,687,232
Polaris Industries, Inc.(a)	32,262	3,375,573
Vista Outdoor, Inc.*	49,766	1,141,632

Total Leisure Products		7,204,437
Life Sciences Tools & Services – 2.0%
Bio-Rad Laboratories, Inc. Class A*	5,811	1,291,320
Bio-Techne Corp.	9,526	1,151,598
Bruker Corp.	70,289	2,091,098
Charles River Laboratories International, Inc.*	20,276	2,190,214
INC Research Holdings, Inc. Class A*	22,406	1,171,834
PAREXEL International Corp.*	27,062	2,383,621
PerkinElmer, Inc.	48,557	3,348,976
PRA Health Sciences, Inc.*	15,955	1,215,292
VWR Corp.*	71,496	2,367,233

Total Life Sciences Tools & Services		17,211,186
Machinery – 6.0%
AGCO Corp.	28,357	2,091,896
Allison Transmission Holdings, Inc.	50,353	1,889,748
Barnes Group, Inc.	27,428	1,932,028
Colfax Corp.*	36,176	1,506,369
Crane Co.	34,773	2,781,492
Donaldson Co., Inc.	45,545	2,092,337
Flowserve Corp.	31,354	1,335,367
Franklin Electric Co., Inc.	18,622	835,197
Graco, Inc.	24,706	3,055,885
Hillenbrand, Inc.	31,453	1,221,949
ITT, Inc.	48,903	2,164,936
John Bean Technologies Corp.	7,741	782,615
Lincoln Electric Holdings, Inc.	25,514	2,339,123
Mueller Industries, Inc.	25,807	901,955
Mueller Water Products, Inc. Class A	48,611	622,221
Nordson Corp.	24,402	2,891,637
Oshkosh Corp.	32,626	2,692,950
RBC Bearings, Inc.*	8,610	1,077,541
Rexnord Corp.*	35,234	895,296
Terex Corp.	48,082	2,164,652
Timken Co. (The)	26,523	1,287,692
Toro Co. (The)	41,776	2,592,619
Trinity Industries, Inc.	172,266	5,495,285
WABCO Holdings, Inc.*	24,693	3,654,564
Watts Water Technologies, Inc. Class A	5,089	352,159
Welbilt, Inc.*	72,731	1,676,449
Woodward, Inc.	27,447	2,130,162

Total Machinery		52,464,124
Marine – 0.2%
Kirby Corp.*	23,976	1,581,217
Media – 2.1%
AMC Networks, Inc. Class A*	69,839	4,083,486
Cable One, Inc.	1,719	1,241,324
Cinemark Holdings, Inc.	62,455	2,261,496
John Wiley & Sons, Inc. Class A	26,642	1,425,347
Meredith Corp.	27,969	1,552,280
New York Times Co. (The) Class A	35,030	686,588
Nexstar Media Group, Inc. Class A	16,813	1,047,450
Regal Entertainment Group Class A(a)	82,138	1,314,208
Sinclair Broadcast Group, Inc. Class A	58,987	1,890,533
TEGNA, Inc.	219,020	2,919,537
Tribune Media Co. Class A	1,655	67,623

Total Media		18,489,872
Metals & Mining – 0.7%
Cleveland-Cliffs, Inc.*	63,315	452,702
Commercial Metals Co.	32,530	619,046
Compass Minerals International, Inc.(a)	16,240	1,053,976
Reliance Steel & Aluminum Co.	37,825	2,881,130
Worthington Industries, Inc.	32,254	1,483,684

Total Metals & Mining		6,490,538

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
Multi-Utilities – 1.0%
Avista Corp.	32,784	$1,697,227
Black Hills Corp.	7,256	499,721
MDU Resources Group, Inc.	76,400	1,982,580
NorthWestern Corp.	30,400	1,730,976
Vectren Corp.	42,496	2,794,962

Total Multi-Utilities		8,705,466
Multiline Retail – 0.5%
Big Lots, Inc.(a)	30,446	1,630,992
Dillard’s, Inc. Class A(a)	28,575	1,602,201
Ollie’s Bargain Outlet Holdings, Inc.*	16,353	758,779

Total Multiline Retail		3,991,972
Oil, Gas & Consumable Fuels – 0.2%
World Fuel Services Corp.	40,719	1,380,781
Paper & Forest Products – 0.3%
KapStone Paper and Packaging Corp.	38,055	817,802
Louisiana-Pacific Corp.*	50,621	1,370,817

Total Paper & Forest Products		2,188,619
Personal Products – 0.4%
Edgewell Personal Care Co.*	24,761	1,801,858
Nu Skin Enterprises, Inc. Class A	29,353	1,804,622

Total Personal Products		3,606,480
Pharmaceuticals – 0.7%
Akorn, Inc.*	106,042	3,519,534
Catalent, Inc.*	44,708	1,784,743
Prestige Brands Holdings, Inc.*	15,294	766,077

Total Pharmaceuticals		6,070,354
Professional Services – 1.8%
Dun & Bradstreet Corp. (The)	10,391	1,209,616
FTI Consulting, Inc.*	20,364	722,515
ManpowerGroup, Inc.	50,614	5,963,341
On Assignment, Inc.*	21,404	1,148,967
Robert Half International, Inc.	78,353	3,944,290
TransUnion*	30,477	1,440,343
TriNet Group, Inc.*	21,783	732,344
WageWorks, Inc.*	2,701	163,951

Total Professional Services		15,325,367
Real Estate Management & Development – 0.7%
Howard Hughes Corp. (The)*	12,199	1,438,628
Jones Lang LaSalle, Inc.	26,077	3,220,510
Kennedy-Wilson Holdings, Inc.	4,920	91,266
Realogy Holdings Corp.	49,300	1,624,435

Total Real Estate Management & Development		6,374,839
Road & Rail – 1.7%
Avis Budget Group, Inc.*	49,254	1,874,607
Genesee & Wyoming, Inc. Class A*	28,865	2,136,299
Heartland Express, Inc.	29,888	749,591
Hertz Global Holdings, Inc.*(a)	15,586	348,503
Knight-Swift Transportation Holdings, Inc.*	84,107	3,494,646
Landstar System, Inc.	16,186	1,612,935
Ryder System, Inc.	39,499	3,339,640
Werner Enterprises, Inc.	35,604	1,301,326

Total Road & Rail		14,857,547
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Energy Industries, Inc.*	17,457	1,409,827
Amkor Technology, Inc.*	52,693	555,911
Cirrus Logic, Inc.*	27,267	1,453,877
Entegris, Inc.*	50,783	1,465,090
First Solar, Inc.*	158,486	7,271,338
Inphi Corp.*	1,011	40,127
Integrated Device Technology, Inc.*	69,349	1,843,296
MKS Instruments, Inc.	14,732	1,391,437
Monolithic Power Systems, Inc.	6,104	650,381
ON Semiconductor Corp.*	109,133	2,015,687
Power Integrations, Inc.	7,354	538,313
Semtech Corp.*	8,871	333,106
Silicon Laboratories, Inc.*	7,448	595,095
Synaptics, Inc.*	9,467	370,917
Teradyne, Inc.	60,559	2,258,245
Xperi Corp.	21,404	541,521

Total Semiconductors & Semiconductor Equipment		22,734,168
Software – 1.5%
ACI Worldwide, Inc.*	57,060	1,299,827
Aspen Technology, Inc.*	26,745	1,679,853
Blackbaud, Inc.	4,972	436,542
CommVault Systems, Inc.*	1,398	84,998
Ebix, Inc.(a)	16,147	1,053,592
Ellie Mae, Inc.*	4,063	333,694
Fair Isaac Corp.	9,412	1,322,386
Fortinet, Inc.*	2,299	82,396
Gigamon, Inc.*	10,291	433,766
Guidewire Software, Inc.*	1,605	124,965
Manhattan Associates, Inc.*	24,718	1,027,527
MicroStrategy, Inc. Class A*	5,263	672,138
Paycom Software, Inc.*	9,000	674,640
Pegasystems, Inc.	10,455	602,731
RealPage, Inc.*	4,807	191,799
SS&C Technologies Holdings, Inc.	31,259	1,255,049
Synchronoss Technologies, Inc.*	831	7,753
TiVo Corp.	26,456	525,152
Tyler Technologies, Inc.*	4,836	843,012
Ultimate Software Group, Inc. (The)*	1,380	261,648

Total Software		12,913,468
Specialty Retail – 4.7%
Aaron’s, Inc.	44,946	1,960,994
American Eagle Outfitters, Inc.	137,361	1,964,262
AutoNation, Inc.*(a)	91,424	4,338,983
Chico’s FAS, Inc.	36,420	325,959
Children’s Place, Inc. (The)	8,031	948,863
Dick’s Sporting Goods, Inc.	56,889	1,536,572
DSW, Inc. Class A	44,671	959,533
Five Below, Inc.*	15,506	850,969

See Notes to Financial Statements.

54	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2017

Investments	Shares	Value
GameStop Corp. Class A	159,231	$3,289,712
Lithia Motors, Inc. Class A	20,229	2,433,751
Michaels Cos., Inc. (The)*	164,351	3,528,616
Monro, Inc.	11,554	647,602
Murphy USA, Inc.*	32,512	2,243,328
Office Depot, Inc.	1,313,789	5,964,602
Party City Holdco, Inc.*(a)	74,289	1,006,616
Penske Automotive Group, Inc.	63,314	3,011,847
Sally Beauty Holdings, Inc.*	86,236	1,688,501
Urban Outfitters, Inc.*	69,644	1,664,492
Williams-Sonoma, Inc.	56,970	2,840,524

Total Specialty Retail		41,205,726
Technology Hardware, Storage & Peripherals – 0.3%
Electronics For Imaging, Inc.*	8,643	368,883
NCR Corp.*	65,702	2,465,139

Total Technology Hardware, Storage & Peripherals		2,834,022
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.	26,959	2,662,201
Columbia Sportswear Co.	28,747	1,770,240
Deckers Outdoor Corp.*	19,249	1,316,824
Ralph Lauren Corp.	18,892	1,667,975
Skechers U.S.A., Inc. Class A*	103,402	2,594,356
Steven Madden Ltd.*	31,703	1,372,740
Wolverine World Wide, Inc.	43,226	1,247,070

Total Textiles, Apparel & Luxury Goods		12,631,406
Thrifts & Mortgage Finance – 1.1%
Capitol Federal Financial, Inc.	38,982	573,035
MGIC Investment Corp.*	261,658	3,278,575
Northwest Bancshares, Inc.	17,272	298,288
Provident Financial Services, Inc.	24,239	646,454
Radian Group, Inc.	149,180	2,788,174
TFS Financial Corp.	32,271	520,531
Washington Federal, Inc.	37,199	1,251,746

Total Thrifts & Mortgage Finance		9,356,803
Tobacco – 0.1%
Vector Group Ltd.	35,942	735,730
Trading Companies & Distributors – 1.6%
Air Lease Corp.	101,013	4,305,174
Applied Industrial Technologies, Inc.	16,434	1,081,357
Beacon Roofing Supply, Inc.*	20,314	1,041,093
GATX Corp.	43,199	2,659,330
MSC Industrial Direct Co., Inc. Class A	26,094	1,971,924
Watsco, Inc.	10,884	1,753,086
WESCO International, Inc.*	14,941	870,313

Total Trading Companies & Distributors		13,682,277
Water Utilities – 0.3%
Aqua America, Inc.	74,278	2,465,287
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	17,605	491,003
United States Cellular Corp.*	13,140	465,156

Total Wireless Telecommunication Services		956,159
TOTAL COMMON STOCKS (Cost: $735,338,371)		866,435,312
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $3,224,962)	33,391	3,337,430
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $15,236,970)(d)	15,236,970	15,236,970
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $753,800,303)		885,009,712
Other Assets less Liabilities – (1.9)%		(16,737,624)

NET ASSETS – 100.0%		$868,272,088
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $25,432,831 and the total market value of the collateral held by the Fund was $26,019,144. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,782,174.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	55

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 100.3%
United States – 100.3%
Aerospace & Defense – 6.2%
Boeing Co. (The)	122	$31,014
Huntington Ingalls Industries, Inc.	90	20,379
L3 Technologies, Inc.	150	28,264
Lockheed Martin Corp.	99	30,719
Northrop Grumman Corp.	108	31,074
Spirit AeroSystems Holdings, Inc. Class A	255	19,819

Total Aerospace & Defense		161,269
Airlines – 0.8%
Southwest Airlines Co.	385	21,552
Auto Components – 0.3%
Lear Corp.	49	8,481
Automobiles – 0.4%
General Motors Co.	261	10,539
Beverages – 1.3%
Constellation Brands, Inc. Class A	29	5,784
Dr. Pepper Snapple Group, Inc.	123	10,882
National Beverage Corp.	52	6,451
PepsiCo, Inc.	87	9,694

Total Beverages		32,811
Biotechnology – 1.2%
AbbVie, Inc.	150	13,329
Gilead Sciences, Inc.	136	11,019
United Therapeutics Corp.*	48	5,625

Total Biotechnology		29,973
Building Products – 1.0%
Owens Corning	333	25,758
Chemicals – 1.2%
Monsanto Co.	263	31,513
Commercial Services & Supplies – 1.9%
Brink’s Co. (The)	188	15,839
Waste Management, Inc.	434	33,969

Total Commercial Services & Supplies		49,808
Communications Equipment – 3.1%
CommScope Holding Co., Inc.*	454	15,077
F5 Networks, Inc.*	180	21,701
Juniper Networks, Inc.	754	20,984
Motorola Solutions, Inc.	277	23,509

Total Communications Equipment		81,271
Consumer Finance – 0.5%
Santander Consumer USA Holdings, Inc.*	884	13,587
Containers & Packaging – 1.9%
Avery Dennison Corp.	252	24,782
Berry Global Group, Inc.*	416	23,566

Total Containers & Packaging		48,348
Diversified Consumer Services – 1.0%
Grand Canyon Education, Inc.*	123	11,171
H&R Block, Inc.	183	4,846
ServiceMaster Global Holdings, Inc.*	208	9,719

Total Diversified Consumer Services		25,736
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	502	19,663
Verizon Communications, Inc.	477	23,607

Total Diversified Telecommunication Services		43,270
Electric Utilities – 2.0%
Alliant Energy Corp.	84	3,492
American Electric Power Co., Inc.	65	4,566
Duke Energy Corp.	32	2,685
Edison International	36	2,778
Entergy Corp.	50	3,818
Eversource Energy	58	3,505
Exelon Corp.	79	2,976
FirstEnergy Corp.	100	3,083
Great Plains Energy, Inc.	96	2,909
NextEra Energy, Inc.	20	2,931
PG&E Corp.	44	2,996
Pinnacle West Capital Corp.	32	2,706
Portland General Electric Co.	60	2,738
PPL Corp.	68	2,581
Southern Co. (The)	86	4,226
Westar Energy, Inc.	17	843
Xcel Energy, Inc.	58	2,745

Total Electric Utilities		51,578
Electronic Equipment, Instruments & Components – 2.5%
CDW Corp.	350	23,100
FLIR Systems, Inc.	636	24,747
Jabil, Inc.	642	18,329

Total Electronic Equipment, Instruments & Components		66,176
Equity Real Estate Investment Trusts (REITs) – 0.6%
Colony NorthStar, Inc. Class A	1,323	16,617
Food & Staples Retailing – 1.9%
Casey’s General Stores, Inc.	68	7,442
CVS Health Corp.	129	10,490
Kroger Co. (The)	135	2,708
U.S. Foods Holding Corp.*	304	8,117
Wal-Mart Stores, Inc.	141	11,018
Walgreens Boots Alliance, Inc.	135	10,425

Total Food & Staples Retailing		50,200
Food Products – 2.5%
Campbell Soup Co.	211	9,879
Conagra Brands, Inc.	278	9,380
Hershey Co. (The)	104	11,354
Ingredion, Inc.	66	7,962
J.M. Smucker Co. (The)	60	6,296
Kellogg Co.	106	6,611
Pilgrim’s Pride Corp.*	216	6,136
Tyson Foods, Inc. Class A	107	7,538

Total Food Products		65,156

See Notes to Financial Statements.

56	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2017

Investments	Shares	Value
Health Care Equipment & Supplies – 3.1%
Baxter International, Inc.	215	$13,491
Becton, Dickinson and Co.	58	11,365
C.R. Bard, Inc.	26	8,333
Cooper Cos., Inc. (The)	33	7,825
Hill-Rom Holdings, Inc.	81	5,994
Intuitive Surgical, Inc.*	12	12,550
Stryker Corp.	78	11,078
Varian Medical Systems, Inc.*	111	11,107

Total Health Care Equipment & Supplies		81,743
Health Care Providers & Services – 5.3%
Anthem, Inc.	52	9,874
Centene Corp.*	78	7,548
Cigna Corp.	69	12,899
DaVita, Inc.*	114	6,770
Express Scripts Holding Co.*	162	10,258
HCA Healthcare, Inc.*	132	10,506
HealthSouth Corp.	160	7,416
Henry Schein, Inc.*	90	7,379
Humana, Inc.	36	8,771
Laboratory Corp. of America Holdings*	74	11,172
McKesson Corp.	26	3,994
MEDNAX, Inc.*	170	7,330
Quest Diagnostics, Inc.	84	7,866
UnitedHealth Group, Inc.	68	13,318
Universal Health Services, Inc. Class B	45	4,992
WellCare Health Plans, Inc.*	41	7,041

Total Health Care Providers & Services		137,134
Health Care Technology – 0.4%
Cerner Corp.*	152	10,841
Hotels, Restaurants & Leisure – 1.0%
Aramark	223	9,056
Darden Restaurants, Inc.	94	7,405
Las Vegas Sands Corp.	157	10,073

Total Hotels, Restaurants & Leisure		26,534
Household Durables – 0.9%
NVR, Inc.*	5	14,275
PulteGroup, Inc.	337	9,210

Total Household Durables		23,485
Household Products – 2.0%
Church & Dwight Co., Inc.	222	10,756
Clorox Co. (The)	52	6,859
Colgate-Palmolive Co.	162	11,802
Kimberly-Clark Corp.	63	7,414
Procter & Gamble Co. (The)	130	11,827
Spectrum Brands Holdings, Inc.	42	4,449

Total Household Products		53,107
Insurance – 14.0%
Aflac, Inc.	346	28,161
Allstate Corp. (The)	349	32,077
American Financial Group, Inc.	287	29,690
Assurant, Inc.	198	18,913
CNO Financial Group, Inc.	780	18,205
First American Financial Corp.	542	27,084
Hanover Insurance Group, Inc. (The)	288	27,916
Hartford Financial Services Group, Inc. (The)	524	29,045
Loews Corp.	603	28,859
Old Republic International Corp.	1,474	29,023
Progressive Corp. (The)	667	32,296
Travelers Cos., Inc. (The)	259	31,733
W.R. Berkley Corp.	440	29,366

Total Insurance		362,368
Internet Software & Services – 1.9%
eBay, Inc.*	632	24,307
VeriSign, Inc.*	223	23,725

Total Internet Software & Services		48,032
IT Services – 9.4%
Broadridge Financial Solutions, Inc.	361	29,176
Cognizant Technology Solutions Corp. Class A	295	21,399
CoreLogic, Inc.*	507	23,434
CSRA, Inc.	652	21,040
Euronet Worldwide, Inc.*	257	24,361
Fidelity National Information Services, Inc.	308	28,764
International Business Machines Corp.	207	30,032
MAXIMUS, Inc.	306	19,737
Total System Services, Inc.	343	22,466
Vantiv, Inc. Class A*	344	24,242

Total IT Services		244,651
Leisure Products – 0.2%
Hasbro, Inc.	54	5,274
Life Sciences Tools & Services – 1.3%
Bruker Corp.	198	5,891
Charles River Laboratories International, Inc.*	61	6,589
PAREXEL International Corp.*	127	11,186
VWR Corp.*	268	8,873

Total Life Sciences Tools & Services		32,539
Media – 2.5%
AMC Networks, Inc. Class A*	103	6,022
Cable One, Inc.	18	12,998
Live Nation Entertainment, Inc.*	214	9,320
Scripps Networks Interactive, Inc. Class A	113	9,706
Time Warner, Inc.	139	14,240
Walt Disney Co. (The)	131	12,913

Total Media		65,199
Multi-Utilities – 1.0%
Ameren Corp.	50	2,892
CenterPoint Energy, Inc.	64	1,870
CMS Energy Corp.	60	2,779
Consolidated Edison, Inc.	50	4,034
Dominion Energy, Inc.	41	3,154
DTE Energy Co.	26	2,791
Public Service Enterprise Group, Inc.	58	2,683
SCANA Corp.	1	49
Sempra Energy	11	1,255

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2017

Investments	Shares	Value
WEC Energy Group, Inc.	80	$5,022

Total Multi-Utilities		26,529
Multiline Retail – 1.8%
Dollar General Corp.	118	9,564
Dollar Tree, Inc.*	124	10,765
Kohl’s Corp.	180	8,217
Macy’s, Inc.	178	3,884
Nordstrom, Inc.	80	3,772
Target Corp.	187	11,035

Total Multiline Retail		47,237
Oil, Gas & Consumable Fuels – 6.2%
Chevron Corp.	319	37,482
Devon Energy Corp.	589	21,622
Exxon Mobil Corp.	451	36,973
Newfield Exploration Co.*	609	18,069
Range Resources Corp.	868	16,987
Valero Energy Corp.	375	28,849

Total Oil, Gas & Consumable Fuels		159,982
Personal Products – 0.3%
Edgewell Personal Care Co.*	92	6,695
Pharmaceuticals – 2.6%
Akorn, Inc.*	91	3,020
Bristol-Myers Squibb Co.	165	10,517
Eli Lilly & Co.	85	7,271
Johnson & Johnson	76	9,881
Merck & Co., Inc.	214	13,702
Pfizer, Inc.	338	12,067
Zoetis, Inc.	181	11,541

Total Pharmaceuticals		67,999
Real Estate Management & Development – 2.4%
CBRE Group, Inc. Class A*	539	20,417
Howard Hughes Corp. (The)*	180	21,228
Realogy Holdings Corp.	596	19,638

Total Real Estate Management & Development		61,283
Semiconductors & Semiconductor Equipment – 2.5%
Cirrus Logic, Inc.*	207	11,037
Lam Research Corp.	123	22,760
Micron Technology, Inc.*	460	18,092
Versum Materials, Inc.	352	13,665

Total Semiconductors & Semiconductor Equipment		65,554
Software – 2.5%
Cadence Design Systems, Inc.*	623	24,590
Intuit, Inc.	171	24,306
Take-Two Interactive Software, Inc.*	147	15,028

Total Software		63,924
Specialty Retail – 2.9%
Bed Bath & Beyond, Inc.	208	4,882
Best Buy Co., Inc.	75	4,272
Burlington Stores, Inc.*	49	4,677
Foot Locker, Inc.	107	3,768
Gap, Inc. (The)	302	8,918
Michaels Cos., Inc. (The)*	417	8,953
Ross Stores, Inc.	198	12,785
TJX Cos., Inc. (The)	168	12,387
Tractor Supply Co.	118	7,468
Williams-Sonoma, Inc.	138	6,881

Total Specialty Retail		74,991
Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	167	25,738
HP, Inc.	1,021	20,379

Total Technology Hardware, Storage & Peripherals		46,117
Textiles, Apparel & Luxury Goods – 1.8%
Carter’s, Inc.	112	11,060
Columbia Sportswear Co.	89	5,481
Hanesbrands, Inc.	354	8,723
PVH Corp.	49	6,177
Ralph Lauren Corp.	84	7,416
VF Corp.	143	9,090

Total Textiles, Apparel & Luxury Goods		47,947
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.*	214	13,195
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $2,503,555)		2,606,003
Other Assets less Liabilities – (0.3)%		(8,276)

NET ASSETS – 100.0%		$2,597,727
*	Non-income producing security.

See Notes to Financial Statements.

58	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 7.7%
Boeing Co. (The)	167,376	$42,548,653
BWX Technologies, Inc.	8,510	476,730
General Dynamics Corp.	51,416	10,570,101
Hexcel Corp.	7,586	435,588
Huntington Ingalls Industries, Inc.	6,026	1,364,528
L3 Technologies, Inc.	13,262	2,498,959
Lockheed Martin Corp.	80,167	24,875,018
Northrop Grumman Corp.	25,940	7,463,457
Orbital ATK, Inc.	7,895	1,051,298
Raytheon Co.	57,287	10,688,609
Rockwell Collins, Inc.	21,968	2,871,437
United Technologies Corp.	192,598	22,356,776

Total Aerospace & Defense		127,201,154
Air Freight & Logistics – 1.8%
C.H. Robinson Worldwide, Inc.	30,931	2,353,849
Expeditors International of Washington, Inc.	25,639	1,534,751
FedEx Corp.	21,103	4,760,415
United Parcel Service, Inc. Class B	174,914	21,005,422

Total Air Freight & Logistics		29,654,437
Airlines – 0.2%
Southwest Airlines Co.	47,856	2,678,979
Auto Components – 0.2%
BorgWarner, Inc.	27,867	1,427,626
Gentex Corp.	51,199	1,013,740
Lear Corp.	5,784	1,001,095

Total Auto Components		3,442,461
Automobiles – 0.2%
Harley-Davidson, Inc.	40,075	1,932,016
Thor Industries, Inc.	6,354	800,032

Total Automobiles		2,732,048
Banks – 0.1%
Bank of the Ozarks, Inc.	14,581	700,617
BOK Financial Corp.	13,592	1,210,775

Total Banks		1,911,392
Beverages – 3.4%
Brown-Forman Corp. Class A	25,045	1,394,756
Brown-Forman Corp. Class B	34,878	1,893,875
Constellation Brands, Inc. Class A	18,224	3,634,777
Dr. Pepper Snapple Group, Inc.	42,445	3,755,109
PepsiCo, Inc.	405,739	45,211,497

Total Beverages		55,890,014
Biotechnology – 5.8%
AbbVie, Inc.	658,165	58,484,542
Amgen, Inc.	201,899	37,644,068

Total Biotechnology		96,128,610
Building Products – 0.2%
A.O. Smith Corp.	13,790	819,540
Fortune Brands Home & Security, Inc.	17,250	1,159,717
Lennox International, Inc.	4,599	823,083

Total Building Products		2,802,340
Capital Markets – 3.2%
BlackRock, Inc.	37,149	16,608,946
CBOE Holdings, Inc.	10,232	1,101,270
Charles Schwab Corp. (The)	92,447	4,043,632
Eaton Vance Corp.	27,988	1,381,767
FactSet Research Systems, Inc.	4,700	846,517
Federated Investors, Inc. Class B	32,949	978,585
Franklin Resources, Inc.	97,729	4,349,918
LPL Financial Holdings, Inc.	24,656	1,271,510
MarketAxess Holdings, Inc.	2,225	410,535
Morningstar, Inc.	4,950	420,700
MSCI, Inc.	12,783	1,494,333
Nasdaq, Inc.	29,900	2,319,343
Raymond James Financial, Inc.	16,555	1,396,083
S&P Global, Inc.	31,640	4,945,648
SEI Investments Co.	16,396	1,001,140
T. Rowe Price Group, Inc.	66,938	6,067,930
TD Ameritrade Holding Corp.	85,522	4,173,474

Total Capital Markets		52,811,331
Chemicals – 2.7%
Albemarle Corp.	14,833	2,021,886
Chemours Co. (The)	7,937	401,692
Ecolab, Inc.	33,053	4,250,946
FMC Corp.	14,563	1,300,622
International Flavors & Fragrances, Inc.	15,790	2,256,549
Minerals Technologies, Inc.	835	58,993
Monsanto Co.	88,149	10,562,013
NewMarket Corp.	1,715	730,161
PolyOne Corp.	12,545	502,176
PPG Industries, Inc.	41,624	4,522,864
Praxair, Inc.	67,316	9,406,738
RPM International, Inc.	28,739	1,475,460
Scotts Miracle-Gro Co. (The)	12,315	1,198,742
Sherwin-Williams Co. (The)	11,281	4,039,049
W.R. Grace & Co.	6,600	476,190
Westlake Chemical Corp.	16,882	1,402,726

Total Chemicals		44,606,807
Commercial Services & Supplies – 0.4%
Cintas Corp.	11,345	1,636,856
Deluxe Corp.	7,924	578,135
Healthcare Services Group, Inc.	12,561	677,917
KAR Auction Services, Inc.	39,782	1,899,193
Rollins, Inc.	24,962	1,151,747

Total Commercial Services & Supplies		5,943,848
Communications Equipment – 2.2%
Cisco Systems, Inc.	1,016,824	34,195,791
Harris Corp.	14,638	1,927,532

Total Communications Equipment		36,123,323
Construction & Engineering – 0.0%
EMCOR Group, Inc.	2,726	189,130

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2017

Investments	Shares	Value
Valmont Industries, Inc.	2,192	$346,555

Total Construction & Engineering		535,685
Construction Materials – 0.1%
Eagle Materials, Inc.	1,609	171,680
Martin Marietta Materials, Inc.	4,404	908,237
Vulcan Materials Co.	8,065	964,574

Total Construction Materials		2,044,491
Consumer Finance – 0.8%
American Express Co.	152,588	13,803,110
Containers & Packaging – 0.3%
AptarGroup, Inc.	10,208	881,053
Graphic Packaging Holding Co.	68,475	955,226
Packaging Corp. of America	26,550	3,044,754

Total Containers & Packaging		4,881,033
Distributors – 0.2%
Genuine Parts Co.	38,484	3,680,995
Pool Corp.	4,478	484,385

Total Distributors		4,165,380
Diversified Consumer Services – 0.1%
H&R Block, Inc.	81,645	2,161,960
Electrical Equipment – 1.3%
Acuity Brands, Inc.	916	156,893
AMETEK, Inc.	16,135	1,065,555
Emerson Electric Co.	208,622	13,109,807
EnerSys	3,672	253,992
Hubbell, Inc.	12,819	1,487,260
Rockwell Automation, Inc.	27,255	4,857,114

Total Electrical Equipment		20,930,621
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	16,739	1,416,789
CDW Corp.	11,118	733,788
Cognex Corp.	2,527	278,677
Corning, Inc.	123,415	3,692,577
FLIR Systems, Inc.	10,339	402,290
Littelfuse, Inc.	1,220	238,974

Total Electronic Equipment, Instruments & Components		6,763,095
Equity Real Estate Investment Trusts (REITs) – 0.0%
Colony NorthStar, Inc. Class A	49,123	616,985
Food & Staples Retailing – 3.0%
Casey’s General Stores, Inc.	3,106	339,952
Costco Wholesale Corp.	48,018	7,888,877
CVS Health Corp.	220,003	17,890,644
Kroger Co. (The)	126,057	2,528,703
PriceSmart, Inc.	2,521	224,999
Sysco Corp.	127,603	6,884,182
Walgreens Boots Alliance, Inc.	182,825	14,117,747

Total Food & Staples Retailing		49,875,104
Food Products – 2.5%
Campbell Soup Co.	71,676	3,355,870
General Mills, Inc.	175,031	9,059,605
Hershey Co. (The)	36,587	3,994,203
Ingredion, Inc.	11,284	1,361,302
Kellogg Co.	97,323	6,070,035
Lancaster Colony Corp.	4,309	517,597
McCormick & Co., Inc. Non-Voting Shares	22,806	2,340,808
Mondelez International, Inc. Class A	272,510	11,080,257
Snyder’s-Lance, Inc.	15,802	602,688
Tyson Foods, Inc. Class A	40,881	2,880,066

Total Food Products		41,262,431
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	417,330	22,268,729
Baxter International, Inc.	61,931	3,886,170
Becton, Dickinson and Co.	36,289	7,110,830
C.R. Bard, Inc.	3,474	1,113,417
Cantel Medical Corp.	778	73,264
Cooper Cos., Inc. (The)	149	35,329
Dentsply Sirona, Inc.	11,617	694,813
ResMed, Inc.	29,020	2,233,379
Teleflex, Inc.	3,693	893,595
West Pharmaceutical Services, Inc.	4,364	420,079

Total Health Care Equipment & Supplies		38,729,605
Health Care Providers & Services – 2.8%
Aetna, Inc.	26,638	4,235,709
AmerisourceBergen Corp.	40,035	3,312,896
Cardinal Health, Inc.	76,737	5,135,240
Cigna Corp.	766	143,196
HealthSouth Corp.	19,935	923,987
Humana, Inc.	8,219	2,002,395
McKesson Corp.	16,766	2,575,425
UnitedHealth Group, Inc.	144,951	28,388,653
Universal Health Services, Inc. Class B	3,204	355,452

Total Health Care Providers & Services		47,072,953
Hotels, Restaurants & Leisure – 4.2%
Aramark	27,864	1,131,557
Cheesecake Factory, Inc. (The)	6,844	288,269
Cracker Barrel Old Country Store, Inc.(a)	6,177	936,557
Darden Restaurants, Inc.	34,042	2,681,829
McDonald’s Corp.	250,638	39,269,962
Papa John’s International, Inc.	3,193	233,313
Starbucks Corp.	240,750	12,930,682
Texas Roadhouse, Inc.	10,825	531,940
Wendy’s Co. (The)	47,486	737,458
Wyndham Worldwide Corp.	26,869	2,832,261
Yum! Brands, Inc.	113,103	8,325,512

Total Hotels, Restaurants & Leisure		69,899,340
Household Durables – 0.8%
CalAtlantic Group, Inc.	5,730	209,890
D.R. Horton, Inc.	51,614	2,060,947
Leggett & Platt, Inc.	35,465	1,692,744
Lennar Corp. Class A	6,953	367,118
Newell Brands, Inc.	78,842	3,364,188
PulteGroup, Inc.	59,351	1,622,063

See Notes to Financial Statements.

60	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2017

Investments	Shares	Value
Tupperware Brands Corp.	24,202	$1,496,168
Whirlpool Corp.	16,736	3,086,788

Total Household Durables		13,899,906
Household Products – 0.4%
Church & Dwight Co., Inc.	40,288	1,951,954
Clorox Co. (The)	34,860	4,598,383
Spectrum Brands Holdings, Inc.	7,246	767,496

Total Household Products		7,317,833
Industrial Conglomerates – 3.5%
3M Co.	145,596	30,560,600
Carlisle Cos., Inc.	7,555	757,691
Honeywell International, Inc.	170,155	24,117,770
Roper Technologies, Inc.	7,388	1,798,239

Total Industrial Conglomerates		57,234,300
Insurance – 1.1%
AmTrust Financial Services, Inc.	41,128	553,583
Erie Indemnity Co. Class A	11,506	1,387,279
Marsh & McLennan Cos., Inc.	98,353	8,242,965
Primerica, Inc.	4,411	359,717
Progressive Corp. (The)	146,722	7,104,279

Total Insurance		17,647,823
Internet & Catalog Retail – 0.1%
Expedia, Inc.	11,282	1,623,931
Internet Software & Services – 0.0%
j2 Global, Inc.	4,875	360,165
IT Services – 3.9%
Alliance Data Systems Corp.	3,123	691,901
Automatic Data Processing, Inc.	61,421	6,714,544
Booz Allen Hamilton Holding Corp.	13,741	513,776
Broadridge Financial Solutions, Inc.	13,887	1,122,347
DST Systems, Inc.	4,890	268,363
DXC Technology Co.	7,522	645,989
Fidelity National Information Services, Inc.	26,577	2,482,026
Global Payments, Inc.	798	75,834
International Business Machines Corp.	187,179	27,155,929
Jack Henry & Associates, Inc.	5,891	605,536
Leidos Holdings, Inc.	21,709	1,285,607
MasterCard, Inc. Class A	45,659	6,447,051
MAXIMUS, Inc.	866	55,857
Paychex, Inc.	65,358	3,918,866
Total System Services, Inc.	8,687	568,998
Visa, Inc. Class A	91,285	9,606,833
Western Union Co. (The)	82,558	1,585,114

Total IT Services		63,744,571
Leisure Products – 0.3%
Brunswick Corp.	10,487	586,957
Hasbro, Inc.	29,141	2,846,202
Polaris Industries, Inc.(a)	16,032	1,677,428

Total Leisure Products		5,110,587
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	4,287	518,256
Thermo Fisher Scientific, Inc.	16,031	3,033,065

Total Life Sciences Tools & Services		3,551,321
Machinery – 2.6%
Allison Transmission Holdings, Inc.	28,477	1,068,742
Crane Co.	10,032	802,460
Deere & Co.	70,962	8,912,118
Donaldson Co., Inc.	20,002	918,892
Dover Corp.	34,535	3,156,154
Flowserve Corp.	18,792	800,351
Graco, Inc.	8,562	1,059,034
IDEX Corp.	10,609	1,288,675
Illinois Tool Works, Inc.	69,994	10,356,312
ITT, Inc.	10,481	463,994
Lincoln Electric Holdings, Inc.	11,136	1,020,948
Nordson Corp.	5,452	646,062
Parker-Hannifin Corp.	23,135	4,049,088
Stanley Black & Decker, Inc.	28,398	4,287,246
Toro Co. (The)	11,377	706,057
Trinity Industries, Inc.	23,207	740,303
Wabtec Corp.(a)	4,159	315,044
Woodward, Inc.	3,892	302,058
Xylem, Inc.	21,216	1,328,758

Total Machinery		42,222,296
Media – 4.5%
CBS Corp. Class B Non-Voting Shares	43,745	2,537,210
Cinemark Holdings, Inc.	31,129	1,127,181
Comcast Corp. Class A	736,392	28,336,364
Scripps Networks Interactive, Inc. Class A	13,182	1,132,202
Time Warner, Inc.	126,690	12,979,391
Twenty-First Century Fox, Inc. Class A	132,298	3,490,021
Twenty-First Century Fox, Inc. Class B	99,618	2,569,148
Walt Disney Co. (The)	230,973	22,767,009

Total Media		74,938,526
Metals & Mining – 0.1%
Steel Dynamics, Inc.	36,629	1,262,602
Worthington Industries, Inc.	8,428	387,688

Total Metals & Mining		1,650,290
Multiline Retail – 0.3%
Dollar General Corp.	35,312	2,862,037
Nordstrom, Inc.	41,724	1,967,287

Total Multiline Retail		4,829,324
Oil, Gas & Consumable Fuels – 0.3%
Williams Cos., Inc. (The)	193,945	5,820,289
Personal Products – 0.3%
Estee Lauder Cos., Inc. (The) Class A	37,125	4,003,560
Nu Skin Enterprises, Inc. Class A	15,123	929,762

Total Personal Products		4,933,322
Pharmaceuticals – 9.4%
Bristol-Myers Squibb Co.	433,327	27,620,263

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2017

Investments	Shares	Value
Eli Lilly & Co.	322,954	$27,625,485
Johnson & Johnson	754,374	98,076,164
Zoetis, Inc.	35,389	2,256,403

Total Pharmaceuticals		155,578,315
Professional Services – 0.2%
Equifax, Inc.	13,119	1,390,483
Robert Half International, Inc.	22,961	1,155,857

Total Professional Services		2,546,340
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	2,945	363,707
Realogy Holdings Corp.	19,963	657,781

Total Real Estate Management & Development		1,021,488
Road & Rail – 2.0%
JB Hunt Transport Services, Inc.	9,736	1,081,475
Kansas City Southern	15,899	1,727,903
Knight-Swift Transportation Holdings, Inc.*	2,986	124,068
Landstar System, Inc.	1,771	176,480
Norfolk Southern Corp.	60,714	8,028,820
Ryder System, Inc.	11,281	953,809
Union Pacific Corp.	184,767	21,427,429

Total Road & Rail		33,519,984
Semiconductors & Semiconductor Equipment – 5.1%
Analog Devices, Inc.	48,416	4,172,007
Applied Materials, Inc.	78,869	4,108,286
Intel Corp.	806,844	30,724,619
KLA-Tencor Corp.	25,477	2,700,562
Lam Research Corp.	16,429	3,040,022
Microchip Technology, Inc.	28,161	2,528,295
MKS Instruments, Inc.	3,751	354,282
Monolithic Power Systems, Inc.	2,497	266,055
NVIDIA Corp.	19,440	3,475,289
QUALCOMM, Inc.	267,183	13,850,767
Skyworks Solutions, Inc.	15,842	1,614,300
Teradyne, Inc.	11,248	419,438
Texas Instruments, Inc.	162,369	14,554,757
Xilinx, Inc.	34,728	2,459,784

Total Semiconductors & Semiconductor Equipment		84,268,463
Software – 5.2%
Activision Blizzard, Inc.	30,935	1,995,617
Blackbaud, Inc.	1,810	158,918
CDK Global, Inc.	8,492	535,760
Intuit, Inc.	17,380	2,470,393
Microsoft Corp.	821,969	61,228,471
Oracle Corp.	355,623	17,194,372
Pegasystems, Inc.	1,039	59,898
SS&C Technologies Holdings, Inc.	9,654	387,608
Symantec Corp.	44,533	1,461,128

Total Software		85,492,165
Specialty Retail – 4.6%
Advance Auto Parts, Inc.	942	93,446
American Eagle Outfitters, Inc.	50,142	717,031
Bed Bath & Beyond, Inc.	16,269	381,833
Best Buy Co., Inc.	71,004	4,044,388
Dick’s Sporting Goods, Inc.	8,689	234,690
Foot Locker, Inc.	17,918	631,072
Gap, Inc. (The)	137,061	4,047,411
Home Depot, Inc. (The)	245,331	40,126,338
Lowe’s Cos., Inc.	158,801	12,694,552
Ross Stores, Inc.	30,777	1,987,271
Tiffany & Co.	25,589	2,348,558
TJX Cos., Inc. (The)	85,327	6,291,160
Tractor Supply Co.	15,513	981,818
Williams-Sonoma, Inc.	23,238	1,158,647

Total Specialty Retail		75,738,215
Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	447,040	68,897,805
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.	6,591	650,861
Coach, Inc.	96,161	3,873,365
Columbia Sportswear Co.	7,568	466,037
Hanesbrands, Inc.	70,798	1,744,463
NIKE, Inc. Class B	181,215	9,395,998
Ralph Lauren Corp.	10,073	889,345
VF Corp.	119,782	7,614,542

Total Textiles, Apparel & Luxury Goods		24,634,611
Tobacco – 2.7%
Altria Group, Inc.	698,980	44,329,312
Trading Companies & Distributors – 0.4%
Fastenal Co.	68,684	3,130,616
MSC Industrial Direct Co., Inc. Class A	8,340	630,254
W.W. Grainger, Inc.(a)	11,789	2,119,073
Watsco, Inc.	7,901	1,272,614

Total Trading Companies & Distributors		7,152,557
TOTAL COMMON STOCKS (Cost: $1,454,323,716)		1,652,732,276
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $1,553,431)(c)	1,553,431	1,553,431
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,455,877,147)		1,654,285,707
Other Assets less Liabilities – (0.0)%		(489,639)

NET ASSETS – 100.0%		$1,653,796,068
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $1,684,082 and the total market value of the collateral held by the Fund was $1,718,443. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $165,012.

See Notes to Financial Statements.

62	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
United States – 99.4%
Aerospace & Defense – 0.3%
AAR Corp.	45,552	$1,720,955
Cubic Corp.	24,219	1,235,169
National Presto Industries, Inc.(a)	11,447	1,218,533
Triumph Group, Inc.	45,180	1,344,105

Total Aerospace & Defense		5,518,762
Air Freight & Logistics – 0.2%
Forward Air Corp.	62,796	3,593,815
Airlines – 0.4%
Allegiant Travel Co.	45,333	5,970,356
SkyWest, Inc.	44,801	1,966,764

Total Airlines		7,937,120
Auto Components – 1.4%
Cooper Tire & Rubber Co.	97,673	3,652,970
Dana, Inc.	295,096	8,250,884
LCI Industries	75,809	8,782,473
Standard Motor Products, Inc.	48,060	2,318,895
Strattec Security Corp.	7,597	310,717
Superior Industries International, Inc.	112,341	1,870,478
Tower International, Inc.	53,220	1,447,584
Unique Fabricating, Inc.(a)	63,559	537,074

Total Auto Components		27,171,075
Automobiles – 0.1%
Winnebago Industries, Inc.	52,226	2,337,114
Banks – 6.0%
1st Constitution Bancorp	4,368	79,279
1st Source Corp.	22,772	1,156,818
Access National Corp.(a)	11,196	320,877
American National Bankshares, Inc.	11,993	494,112
Ameris Bancorp	15,770	756,960
Arrow Financial Corp.	17,165	589,617
Banc of California, Inc.(a)	74,342	1,542,596
BancFirst Corp.	27,884	1,582,417
BancorpSouth, Inc.	80,552	2,581,692
Bank of Commerce Holdings(a)	8,487	97,601
Bankwell Financial Group, Inc.(a)	3,378	124,783
Banner Corp.	30,331	1,858,684
Bar Harbor Bankshares	17,390	545,350
Berkshire Hills Bancorp, Inc.	35,603	1,379,616
Blue Hills Bancorp, Inc.	10,278	197,338
Boston Private Financial Holdings, Inc.	106,926	1,769,625
Bridge Bancorp, Inc.	24,397	828,278
Brookline Bancorp, Inc.	83,152	1,288,856
Bryn Mawr Bank Corp.	17,522	767,464
C&F Financial Corp.	5,215	286,825
Camden National Corp.	14,604	637,319
Capital Bank Financial Corp. Class A	17,139	703,556
Capital City Bank Group, Inc.	8,474	203,461
CenterState Bank Corp.	14,934	400,231
Central Pacific Financial Corp.	32,873	1,057,853
Century Bancorp, Inc. Class A	1,926	154,273
Chemung Financial Corp.(a)	6,879	324,001
City Holding Co.	20,168	1,450,281
CNB Financial Corp.	19,259	526,156
CoBiz Financial, Inc.	25,705	504,846
Codorus Valley Bancorp, Inc.	7,070	217,120
Columbia Banking System, Inc.	106,440	4,482,188
Community Bank System, Inc.	52,417	2,896,039
Community Trust Bancorp, Inc.	26,493	1,231,924
ConnectOne Bancorp, Inc.	17,717	435,838
County Bancorp, Inc.	2,664	80,053
CVB Financial Corp.	116,510	2,816,047
Enterprise Bancorp, Inc.(a)	8,534	309,870
Enterprise Financial Services Corp.	11,844	501,593
Evans Bancorp, Inc.(a)	4,701	203,083
Farmers Capital Bank Corp.	3,920	164,836
Fidelity Southern Corp.	27,861	658,634
Financial Institutions, Inc.	18,892	544,090
First Bancorp	12,189	419,423
First Bancorp, Inc.	16,057	486,688
First Busey Corp.	44,840	1,406,182
First Business Financial Services, Inc.	10,249	233,165
First Commonwealth Financial Corp.	96,250	1,360,012
First Community Bancshares, Inc.	17,583	511,841
First Connecticut Bancorp, Inc.	13,288	355,454
First Financial Bancorp	71,460	1,868,679
First Financial Corp.	12,336	587,194
First Financial Northwest, Inc.	7,264	123,415
First Internet Bancorp	2,217	71,609
First Interstate BancSystem, Inc. Class A	24,054	920,065
First Merchants Corp.	33,444	1,435,751
First Mid-Illinois Bancshares, Inc.	5,690	218,496
First Midwest Bancorp, Inc.	62,028	1,452,696
Flushing Financial Corp.	35,341	1,050,335
German American Bancorp, Inc.	15,861	603,194
Glacier Bancorp, Inc.	86,045	3,249,059
Great Southern Bancorp, Inc.	10,891	606,084
Great Western Bancorp, Inc.	49,059	2,025,156
Guaranty Bancorp	29,508	820,322
Hanmi Financial Corp.	37,944	1,174,367
Heartland Financial USA, Inc.	11,645	575,263
Heritage Commerce Corp.	51,647	734,937
Heritage Financial Corp.	30,157	889,631
Hope Bancorp, Inc.	154,076	2,728,686
Horizon Bancorp	16,433	479,351
Independent Bank Corp.	43,937	2,183,997
Independent Bank Group, Inc.(a)	5,710	344,313
International Bancshares Corp.	51,355	2,059,335
Lakeland Bancorp, Inc.	47,933	977,833
Lakeland Financial Corp.	21,715	1,057,955
LegacyTexas Financial Group, Inc.	35,532	1,418,437
Live Oak Bancshares, Inc.(a)	6,252	146,609
Macatawa Bank Corp.	20,957	215,019
MainSource Financial Group, Inc.	24,777	888,503

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
MBT Financial Corp.	18,058	$197,735
Mercantile Bank Corp.	15,231	531,562
Midland States Bancorp, Inc.	18,216	577,083
MidSouth Bancorp, Inc.	19,064	229,721
MidWestOne Financial Group, Inc.	10,392	350,834
MutualFirst Financial, Inc.	8,817	339,014
National Bank Holdings Corp. Class A	13,106	467,753
NBT Bancorp, Inc.	49,753	1,826,930
Northrim BanCorp, Inc.	8,527	298,019
Old National Bancorp	202,113	3,698,668
Old Second Bancorp, Inc.	5,632	75,750
Pacific Continental Corp.	25,751	693,989
Park National Corp.	25,272	2,729,123
Park Sterling Corp.	39,557	491,298
Peapack Gladstone Financial Corp.	7,027	237,091
Penns Woods Bancorp, Inc.	9,280	431,242
Peoples Bancorp, Inc.	20,143	676,603
Peoples Financial Services Corp.(a)	10,756	514,137
Preferred Bank	9,627	580,989
Premier Financial Bancorp, Inc.	14,588	317,873
QCR Holdings, Inc.	2,013	91,592
Renasant Corp.	35,206	1,510,337
Republic Bancorp, Inc. Class A	20,412	793,823
S&T Bancorp, Inc.	38,979	1,542,789
Sandy Spring Bancorp, Inc.	33,304	1,380,118
ServisFirst Bancshares, Inc.	12,086	469,541
Shore Bancshares, Inc.	7,458	124,176
Sierra Bancorp	14,505	393,811
Simmons First National Corp. Class A	23,699	1,372,172
South State Corp.	17,562	1,581,458
Southern National Bancorp of Virginia, Inc.	17,181	291,905
Southside Bancshares, Inc.	37,466	1,362,264
Southwest Bancorp, Inc.	12,856	354,183
Stock Yards Bancorp, Inc.	19,100	725,800
Sun Bancorp, Inc.	2,636	65,505
Tompkins Financial Corp.	15,458	1,331,552
Towne Bank	49,056	1,643,376
TriCo Bancshares	21,770	887,127
Trustmark Corp.	88,151	2,919,561
Union Bankshares Corp.	50,544	1,784,203
Union Bankshares, Inc.(a)	5,319	257,440
United Community Banks, Inc.	38,621	1,102,243
Unity Bancorp, Inc.(a)	5,748	113,810
Univest Corp. of Pennsylvania	36,718	1,174,976
Washington Trust Bancorp, Inc.	23,245	1,330,776
WesBanco, Inc.	51,477	2,111,587
West Bancorporation, Inc.	23,927	583,819
Westamerica Bancorporation(a)	32,079	1,909,984

Total Banks		118,906,478
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	7,112	1,534,414
MGP Ingredients, Inc.(a)	4,355	264,044

Total Beverages		1,798,458
Building Products – 0.9%
AAON, Inc.	69,928	2,410,768
Advanced Drainage Systems, Inc.	104,146	2,108,957
Apogee Enterprises, Inc.	47,659	2,300,023
Griffon Corp.	72,321	1,605,526
Insteel Industries, Inc.	9,583	250,212
Quanex Building Products Corp.	43,478	997,820
Simpson Manufacturing Co., Inc.	120,910	5,929,427
Universal Forest Products, Inc.	29,152	2,861,560

Total Building Products		18,464,293
Capital Markets – 2.3%
Arlington Asset Investment Corp. Class A(a)	138,318	1,760,788
Artisan Partners Asset Management, Inc. Class A	168,606	5,496,556
Associated Capital Group, Inc. Class A	1,751	62,511
B. Riley Financial, Inc.	17,366	296,090
BGC Partners, Inc. Class A	795,399	11,509,423
Cohen & Steers, Inc.	66,972	2,644,724
Evercore, Inc. Class A	39,265	3,151,016
Financial Engines, Inc.	24,512	851,792
Gain Capital Holdings, Inc.	100,623	642,981
GAMCO Investors, Inc. Class A	3,246	96,601
Greenhill & Co., Inc.	99,790	1,656,514
Houlihan Lokey, Inc.	14,214	556,194
Interactive Brokers Group, Inc. Class A	36,194	1,630,178
Investment Technology Group, Inc.	24,598	544,600
Manning & Napier, Inc.	60,366	238,446
Moelis & Co. Class A	46,691	2,010,047
Oppenheimer Holdings, Inc. Class A	16,456	285,512
PJT Partners, Inc. Class A	5,557	212,889
Pzena Investment Management, Inc. Class A	10,713	116,664
Silvercrest Asset Management Group, Inc. Class A	14,546	211,644
Virtu Financial, Inc. Class A(a)	125,948	2,040,358
Virtus Investment Partners, Inc.	4,243	492,400
Waddell & Reed Financial, Inc. Class A(a)	369,244	7,410,727
Westwood Holdings Group, Inc.	18,351	1,234,472

Total Capital Markets		45,153,127
Chemicals – 3.0%
A. Schulman, Inc.	109,235	3,730,375
American Vanguard Corp.	9,344	213,978
Balchem Corp.	21,311	1,732,371
Calgon Carbon Corp.	92,248	1,974,107
Chase Corp.	12,320	1,372,448
FutureFuel Corp.	108,720	1,711,253
H.B. Fuller Co.	94,771	5,502,404
Hawkins, Inc.	26,976	1,100,621
Innophos Holdings, Inc.	111,006	5,460,385
Innospec, Inc.	37,990	2,342,084
KMG Chemicals, Inc.	7,058	387,343
Kronos Worldwide, Inc.	955,922	21,823,699
Quaker Chemical Corp.	23,423	3,465,433
Rayonier Advanced Materials, Inc.(a)	132,949	1,821,401
Stepan Co.	36,179	3,026,735

See Notes to Financial Statements.

64	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Tredegar Corp.	96,560	$1,738,080
Valhi, Inc.	635,634	1,544,591

Total Chemicals		58,947,308
Commercial Services & Supplies – 7.7%
ABM Industries, Inc.	144,301	6,018,795
Brady Corp. Class A	166,648	6,324,292
Brink’s Co. (The)	83,278	7,016,171
CECO Environmental Corp.	104,150	881,109
Covanta Holding Corp.(a)	1,519,527	22,564,976
Ennis, Inc.	176,588	3,469,954
Essendant, Inc.	166,233	2,189,289
Herman Miller, Inc.	200,473	7,196,981
HNI Corp.	149,776	6,211,211
Interface, Inc.	143,852	3,150,359
Kimball International, Inc. Class B	85,395	1,688,259
Knoll, Inc.	180,489	3,609,780
Matthews International Corp. Class A	48,755	3,034,999
McGrath RentCorp	105,551	4,617,856
Mobile Mini, Inc.	190,745	6,571,165
MSA Safety, Inc.	122,642	9,751,265
Multi-Color Corp.	7,598	622,656
Pitney Bowes, Inc.	1,486,135	20,820,751
Quad/Graphics, Inc.	284,120	6,423,953
RR Donnelley & Sons Co.	377,331	3,886,509
Steelcase, Inc. Class A	429,364	6,612,206
Tetra Tech, Inc.	78,926	3,674,005
U.S. Ecology, Inc.	57,057	3,069,667
UniFirst Corp.	2,702	409,353
Viad Corp.	29,179	1,777,001
VSE Corp.	11,150	633,989
West Corp.	502,628	11,796,679

Total Commercial Services & Supplies		154,023,230
Communications Equipment – 1.0%
ADTRAN, Inc.	131,129	3,147,096
Black Box Corp.	71,661	232,898
Comtech Telecommunications Corp.	429,167	8,810,799
InterDigital, Inc.	82,101	6,054,949
Plantronics, Inc.	61,337	2,712,322

Total Communications Equipment		20,958,064
Construction & Engineering – 0.9%
Argan, Inc.	24,485	1,646,616
Comfort Systems USA, Inc.	51,754	1,847,618
Granite Construction, Inc.	57,446	3,328,996
KBR, Inc.	438,931	7,848,086
Primoris Services Corp.	80,083	2,356,042

Total Construction & Engineering		17,027,358
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	6,095	511,980
Consumer Finance – 0.2%
FirstCash, Inc.	40,200	2,538,630
Nelnet, Inc. Class A	16,173	816,737

Total Consumer Finance		3,355,367
Containers & Packaging – 0.5%
Myers Industries, Inc.	178,095	3,731,090
Silgan Holdings, Inc.	246,624	7,258,145

Total Containers & Packaging		10,989,235
Distributors – 0.2%
Core-Mark Holding Co., Inc.	69,693	2,239,933
Weyco Group, Inc.	50,928	1,445,337

Total Distributors		3,685,270
Diversified Consumer Services – 0.6%
Capella Education Co.	33,521	2,351,498
Carriage Services, Inc.	18,201	465,946
Collectors Universe, Inc.	98,254	2,355,148
Graham Holdings Co. Class B	7,357	4,304,581
Liberty Tax, Inc.	109,380	1,575,072

Total Diversified Consumer Services		11,052,245
Diversified Financial Services – 0.0%
A-Mark Precious Metals, Inc.	3,341	55,160
Marlin Business Services Corp.	19,445	559,044

Total Diversified Financial Services		614,204
Diversified Telecommunication Services – 1.5%
ATN International, Inc.	47,250	2,490,075
Cogent Communications Holdings, Inc.	314,593	15,383,598
Consolidated Communications Holdings, Inc.	484,946	9,252,769
IDT Corp. Class B	138,724	1,953,234

Total Diversified Telecommunication Services		29,079,676
Electric Utilities – 2.1%
El Paso Electric Co.	179,479	9,916,215
MGE Energy, Inc.	111,546	7,205,871
Otter Tail Corp.	198,222	8,592,924
PNM Resources, Inc.	359,008	14,468,022
Spark Energy, Inc. Class A(a)	114,013	1,710,195

Total Electric Utilities		41,893,227
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	5,977	151,457
AZZ, Inc.	46,377	2,258,560
Encore Wire Corp.	6,567	294,037
General Cable Corp.	300,817	5,670,401
LSI Industries, Inc.	84,333	557,441
Powell Industries, Inc.	50,895	1,526,341
Preformed Line Products Co.	12,232	823,214

Total Electrical Equipment		11,281,451
Electronic Equipment, Instruments & Components – 2.1%
AVX Corp.	702,043	12,798,244
Badger Meter, Inc.	58,716	2,877,084
Bel Fuse, Inc. Class B	13,945	435,084
CTS Corp.	38,460	926,886
Daktronics, Inc.	197,772	2,090,450
Dolby Laboratories, Inc. Class A	115,520	6,644,710
Mesa Laboratories, Inc.	3,016	450,349
Methode Electronics, Inc.	53,300	2,257,255
MTS Systems Corp.	59,438	3,176,961

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Park Electrochemical Corp.	71,056	$1,314,536
Systemax, Inc.	102,039	2,696,891
Vishay Intertechnology, Inc.(a)	352,976	6,635,949

Total Electronic Equipment, Instruments & Components		42,304,399
Energy Equipment & Services – 0.7%
Archrock, Inc.	401,623	5,040,369
Gulf Island Fabrication, Inc.	15,416	195,783
Oceaneering International, Inc.	331,475	8,707,848

Total Energy Equipment & Services		13,944,000
Equity Real Estate Investment Trusts (REITs) – 13.9%
Acadia Realty Trust	129,244	3,698,963
Agree Realty Corp.	56,937	2,794,468
Alexander & Baldwin, Inc.	14,990	694,487
Alexander’s, Inc.	9,631	4,084,411
American Assets Trust, Inc.	57,985	2,306,063
Armada Hoffler Properties, Inc.	91,470	1,263,201
Ashford Hospitality Prime, Inc.	42,365	402,467
Ashford Hospitality Trust, Inc.	305,697	2,038,999
Bluerock Residential Growth REIT, Inc.	88,582	979,717
Brandywine Realty Trust	367,619	6,429,656
CareTrust REIT, Inc.	147,970	2,817,349
CatchMark Timber Trust, Inc. Class A	98,536	1,242,539
CBL & Associates Properties, Inc.(a)	777,867	6,526,304
Cedar Realty Trust, Inc.	139,428	783,585
Chatham Lodging Trust	124,587	2,656,195
Chesapeake Lodging Trust	195,061	5,260,795
Columbia Property Trust, Inc.	358,776	7,810,554
Community Healthcare Trust, Inc.	45,915	1,237,868
CoreCivic, Inc.	535,777	14,342,750
CorEnergy Infrastructure Trust, Inc.(a)	51,995	1,838,023
CoreSite Realty Corp.	50,009	5,596,007
Corporate Office Properties Trust	182,237	5,982,841
DiamondRock Hospitality Co.	456,028	4,993,507
Easterly Government Properties, Inc.	87,700	1,812,759
EastGroup Properties, Inc.	57,700	5,084,524
Farmland Partners, Inc.(a)	53,744	485,846
First Potomac Realty Trust	117,835	1,312,682
Four Corners Property Trust, Inc.	152,894	3,810,118
Franklin Street Properties Corp.	328,983	3,493,799
GEO Group, Inc. (The)	436,672	11,746,477
Getty Realty Corp.	80,653	2,307,482
Gladstone Commercial Corp.	95,402	2,124,603
Gladstone Land Corp.	22,450	305,769
Global Medical REIT, Inc.(a)	85,998	772,262
Global Net Lease, Inc.	266,353	5,830,467
Government Properties Income Trust	324,152	6,084,333
Hersha Hospitality Trust	111,567	2,082,956
Independence Realty Trust, Inc.	294,580	2,995,879
InfraREIT, Inc.	131,051	2,931,611
Investors Real Estate Trust	514,510	3,143,656
Jernigan Capital, Inc.	23,337	479,575
Kite Realty Group Trust	213,122	4,315,720
Lexington Realty Trust	790,842	8,082,405
LTC Properties, Inc.	99,268	4,663,611
Mack-Cali Realty Corp.	97,880	2,320,735
Monmouth Real Estate Investment Corp. Class A	164,721	2,666,833
National Storage Affiliates Trust	85,558	2,073,926
New Senior Investment Group, Inc.	451,154	4,128,059
NexPoint Residential Trust, Inc.	45,617	1,082,491
NorthStar Realty Europe Corp.	143,445	1,837,530
One Liberty Properties, Inc.	58,427	1,423,282
Pebblebrook Hotel Trust(a)	181,583	6,562,410
Pennsylvania Real Estate Investment Trust(a)	154,757	1,623,401
Physicians Realty Trust	336,481	5,965,808
Potlatch Corp.	73,634	3,755,334
Preferred Apartment Communities, Inc. Class A	80,535	1,520,501
QTS Realty Trust, Inc. Class A	72,521	3,797,200
Ramco-Gershenson Properties Trust	209,854	2,730,201
Retail Opportunity Investments Corp.	192,686	3,662,961
Rexford Industrial Realty, Inc.	79,817	2,284,363
Sabra Health Care REIT, Inc.	676,861	14,850,330
Saul Centers, Inc.	31,038	1,921,563
Select Income REIT	370,466	8,676,314
Seritage Growth Properties Class A(a)	28,928	1,332,713
STAG Industrial, Inc.	232,199	6,378,507
Summit Hotel Properties, Inc.	196,351	3,139,652
Terreno Realty Corp.	66,914	2,420,949
Tier REIT, Inc.	107,091	2,066,856
UMH Properties, Inc.	81,227	1,263,080
Universal Health Realty Income Trust	28,335	2,139,009
Urban Edge Properties	163,288	3,938,507
Urstadt Biddle Properties, Inc. Class A	68,953	1,496,280
Washington Prime Group, Inc.	937,549	7,809,783
Washington Real Estate Investment Trust	143,144	4,689,397
Whitestone REIT(a)	121,828	1,589,855
Xenia Hotels & Resorts, Inc.	314,129	6,612,415

Total Equity Real Estate Investment Trusts (REITs)		277,407,528
Food & Staples Retailing – 0.6%
Andersons, Inc. (The)	70,460	2,413,255
Ingles Markets, Inc. Class A	31,445	808,137
SpartanNash Co.	99,460	2,622,760
Village Super Market, Inc. Class A	52,521	1,299,370
Weis Markets, Inc.	92,095	4,006,132

Total Food & Staples Retailing		11,149,654
Food Products – 1.4%
Alico, Inc.	10,551	360,317
Bob Evans Farms, Inc.	83,036	6,436,120
Calavo Growers, Inc.	45,513	3,331,552
Dean Foods Co.	266,058	2,894,711
J&J Snack Foods Corp.	36,721	4,821,467
Limoneira Co.	22,831	528,994
Sanderson Farms, Inc.	41,092	6,637,180
Tootsie Roll Industries, Inc.(a)	57,184	2,172,992

Total Food Products		27,183,333

See Notes to Financial Statements.

66	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Gas Utilities – 1.4%
Chesapeake Utilities Corp.	49,414	$3,866,646
Northwest Natural Gas Co.	151,201	9,737,344
South Jersey Industries, Inc.	430,733	14,873,210

Total Gas Utilities		28,477,200
Health Care Equipment & Supplies – 0.8%
Abaxis, Inc.	39,468	1,762,246
Analogic Corp.	10,411	871,921
Atrion Corp.	2,594	1,743,168
CONMED Corp.	82,038	4,304,534
Invacare Corp.(a)	19,584	308,448
LeMaitre Vascular, Inc.	23,747	888,613
Meridian Bioscience, Inc.	316,859	4,531,084
Utah Medical Products, Inc.	10,060	739,913

Total Health Care Equipment & Supplies		15,149,927
Health Care Providers & Services – 1.2%
Aceto Corp.	62,159	698,046
Chemed Corp.	18,501	3,738,127
Ensign Group, Inc. (The)	60,176	1,359,376
Landauer, Inc.	34,413	2,315,995
National HealthCare Corp.	61,484	3,847,054
National Research Corp. Class A	46,655	1,758,893
Owens & Minor, Inc.	300,601	8,777,549
U.S. Physical Therapy, Inc.	20,715	1,272,937

Total Health Care Providers & Services		23,767,977
Health Care Technology – 0.1%
Computer Programs & Systems, Inc.(a)	86,308	2,550,401
Hotels, Restaurants & Leisure – 3.1%
Bloomin’ Brands, Inc.	255,127	4,490,235
Brinker International, Inc.	214,566	6,836,073
Churchill Downs, Inc.	23,988	4,946,326
DineEquity, Inc.	136,060	5,847,859
ILG, Inc.	580,836	15,525,746
International Speedway Corp. Class A	45,803	1,648,908
Marcus Corp. (The)	45,346	1,256,084
Marriott Vacations Worldwide Corp.	62,344	7,763,698
RCI Hospitality Holdings, Inc.	12,447	308,063
Red Rock Resorts, Inc. Class A	176,260	4,082,182
Ruth’s Hospitality Group, Inc.	76,275	1,597,961
Sonic Corp.(a)	153,379	3,903,496
Speedway Motorsports, Inc.	124,373	2,649,145

Total Hotels, Restaurants & Leisure		60,855,776
Household Durables – 1.2%
Bassett Furniture Industries, Inc.	23,384	881,577
CSS Industries, Inc.	43,011	1,239,577
Ethan Allen Interiors, Inc.	94,587	3,064,619
Flexsteel Industries, Inc.	17,255	874,828
Hooker Furniture Corp.	27,439	1,310,212
KB Home(a)	82,493	1,989,731
La-Z-Boy, Inc.	110,458	2,971,320
Libbey, Inc.	85,639	793,017
Lifetime Brands, Inc.	22,875	418,613
MDC Holdings, Inc.	306,651	10,183,880
NACCO Industries, Inc. Class A	9,933	852,251

Total Household Durables		24,579,625
Household Products – 0.2%
Oil-Dri Corp. of America	17,555	858,966
WD-40 Co.	35,824	4,008,706

Total Household Products		4,867,672
Independent Power & Renewable Electricity Producers – 2.6%
NRG Yield, Inc. Class A	383,999	7,284,461
NRG Yield, Inc. Class C	662,496	12,786,173
Ormat Technologies, Inc.	46,420	2,833,941
Pattern Energy Group, Inc.	1,218,159	29,357,632

Total Independent Power & Renewable Electricity Producers		52,262,207
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	121,300	3,930,120
Insurance – 1.5%
American Equity Investment Life Holding Co.	47,830	1,390,896
AMERISAFE, Inc.	10,738	624,952
Baldwin & Lyons, Inc. Class B	26,563	598,996
Crawford & Co. Class A	43,370	415,485
Crawford & Co. Class B	19,708	235,708
Donegal Group, Inc. Class A	34,574	557,679
EMC Insurance Group, Inc.	31,400	883,910
Employers Holdings, Inc.	16,666	757,470
FBL Financial Group, Inc. Class A	26,422	1,968,439
Federated National Holding Co.	11,455	178,812
Fidelity & Guaranty Life(a)	33,658	1,045,081
HCI Group, Inc.	17,324	662,643
Heritage Insurance Holdings, Inc.(a)	23,001	303,843
Horace Mann Educators Corp.	50,986	2,006,299
Independence Holding Co.	5,825	147,081
Infinity Property & Casualty Corp.	13,427	1,264,823
Investors Title Co.	551	98,668
Kemper Corp.	57,205	3,031,865
Kinsale Capital Group, Inc.	6,642	286,735
National General Holdings Corp.	36,676	700,878
National Western Life Group, Inc. Class A	313	109,237
Navigators Group, Inc. (The)	4,473	260,999
RLI Corp.	30,144	1,729,060
Safety Insurance Group, Inc.	30,704	2,342,715
Selective Insurance Group, Inc.	46,651	2,512,156
State Auto Financial Corp.	34,255	898,509
State National Cos., Inc.	36,889	774,300
Stewart Information Services Corp.	31,971	1,207,225
United Fire Group, Inc.	26,217	1,201,263
Universal Insurance Holdings, Inc.	40,181	924,163

Total Insurance		29,119,890
Internet & Catalog Retail – 1.1%
HSN, Inc.	336,118	13,125,408
Nutrisystem, Inc.	93,678	5,236,600
PetMed Express, Inc.(a)	115,056	3,814,106

Total Internet & Catalog Retail		22,176,114

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Internet Software & Services – 0.1%
Reis, Inc.	58,057	$1,045,026
IT Services – 1.1%
Cass Information Systems, Inc.	23,999	1,522,496
Convergys Corp.	228,140	5,906,545
CSG Systems International, Inc.	84,508	3,388,771
Forrester Research, Inc.	51,716	2,164,315
Hackett Group, Inc. (The)	69,391	1,054,049
ManTech International Corp. Class A	78,801	3,479,064
TeleTech Holdings, Inc.	102,304	4,271,192

Total IT Services		21,786,432
Leisure Products – 0.5%
Callaway Golf Co.	55,066	794,602
Escalade, Inc.	69,182	940,875
Johnson Outdoors, Inc. Class A	11,567	847,630
Marine Products Corp.	117,851	1,891,509
Sturm Ruger & Co., Inc.(a)	101,595	5,252,461

Total Leisure Products		9,727,077
Machinery – 4.6%
Actuant Corp. Class A	12,867	329,395
Alamo Group, Inc.	9,375	1,006,594
Albany International Corp. Class A	67,325	3,864,455
Altra Industrial Motion Corp.	66,357	3,191,772
American Railcar Industries, Inc.(a)	111,610	4,308,146
Astec Industries, Inc.	22,785	1,276,188
Barnes Group, Inc.	98,229	6,919,251
Briggs & Stratton Corp.	183,002	4,300,547
CIRCOR International, Inc.	5,777	314,442
Columbus McKinnon Corp.	20,477	775,464
DMC Global, Inc.	13,545	228,910
Douglas Dynamics, Inc.	107,414	4,232,112
Eastern Co. (The)	23,541	675,627
EnPro Industries, Inc.	45,008	3,624,494
ESCO Technologies, Inc.	24,026	1,440,359
Federal Signal Corp.	173,026	3,681,993
Franklin Electric Co., Inc.	73,741	3,307,284
FreightCar America, Inc.	47,401	927,163
Global Brass & Copper Holdings, Inc.	18,368	620,838
Gorman-Rupp Co. (The)	63,096	2,055,037
Graham Corp.	23,440	488,255
Greenbrier Cos., Inc. (The)(a)	95,877	4,616,477
Hillenbrand, Inc.	231,036	8,975,748
Hurco Cos., Inc.	12,338	513,261
Hyster-Yale Materials Handling, Inc.	36,139	2,762,465
John Bean Technologies Corp.	22,047	2,228,952
Kadant, Inc.	21,718	2,140,309
Lindsay Corp.	23,855	2,192,274
Miller Industries, Inc.	47,843	1,337,212
Mueller Industries, Inc.	97,603	3,411,225
Mueller Water Products, Inc. Class A	231,615	2,964,672
NN, Inc.	70,664	2,049,256
Park-Ohio Holdings Corp.	24,575	1,120,620
Spartan Motors, Inc.	63,757	704,515
Standex International Corp.	14,023	1,489,243
Sun Hydraulics Corp.	39,138	2,113,452
Tennant Co.	32,964	2,182,217
Titan International, Inc.	16,849	171,017
Watts Water Technologies, Inc. Class A	48,584	3,362,013

Total Machinery		91,903,254
Marine – 0.2%
Matson, Inc.	140,729	3,965,743
Media – 4.0%
A.H. Belo Corp. Class A	160,022	736,101
AMC Entertainment Holdings, Inc. Class A(a)	90,686	1,333,084
Entercom Communications Corp. Class A(a)	107,771	1,233,978
Entravision Communications Corp. Class A	203,074	1,157,522
Gannett Co., Inc.	1,232,490	11,092,410
Meredith Corp.	226,294	12,559,317
National CineMedia, Inc.	588,496	4,107,702
New Media Investment Group, Inc.	767,733	11,354,771
New York Times Co. (The) Class A	307,676	6,030,450
Nexstar Media Group, Inc. Class A	76,987	4,796,290
Saga Communications, Inc. Class A	19,545	891,252
Salem Media Group, Inc. Class A	136,640	901,824
Scholastic Corp.	72,872	2,710,838
Sinclair Broadcast Group, Inc. Class A(a)	232,051	7,437,235
Time, Inc.	715,404	9,657,954
World Wrestling Entertainment, Inc. Class A	154,558	3,639,841

Total Media		79,640,569
Metals & Mining – 2.0%
Carpenter Technology Corp.	142,605	6,849,318
Commercial Metals Co.	394,471	7,506,783
Compass Minerals International, Inc.(a)	197,716	12,831,768
Gold Resource Corp.(a)	42,825	160,594
Haynes International, Inc.	39,433	1,416,039
Hecla Mining Co.	115,299	578,801
Kaiser Aluminum Corp.	63,816	6,581,982
Materion Corp.	31,154	1,344,295
Olympic Steel, Inc.	5,929	130,438
Schnitzer Steel Industries, Inc. Class A	115,183	3,242,402

Total Metals & Mining		40,642,420
Multi-Utilities – 1.9%
Avista Corp.	353,653	18,308,616
NorthWestern Corp.	288,081	16,403,332
Unitil Corp.	74,515	3,685,512

Total Multi-Utilities		38,397,460
Multiline Retail – 0.4%
Big Lots, Inc.(a)	115,411	6,182,567
Dillard’s, Inc. Class A(a)	19,657	1,102,168
Fred’s, Inc. Class A(a)	135,104	870,070

Total Multiline Retail		8,154,805
Oil, Gas & Consumable Fuels – 4.3%
Adams Resources & Energy, Inc.	13,950	578,925
CVR Energy, Inc.(a)	1,252,642	32,443,428
Delek U.S. Holdings, Inc.	575,556	15,384,612

See Notes to Financial Statements.

68	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Evolution Petroleum Corp.	159,876	$1,151,107
Green Plains, Inc.	114,065	2,298,410
Panhandle Oil and Gas, Inc. Class A	16,742	398,460
PBF Energy, Inc. Class A(a)	694,879	19,185,609
SemGroup Corp. Class A	511,074	14,693,377

Total Oil, Gas & Consumable Fuels		86,133,928
Paper & Forest Products – 2.1%
Deltic Timber Corp.	10,644	941,249
Domtar Corp.	423,575	18,378,919
KapStone Paper and Packaging Corp.	299,237	6,430,603
Neenah Paper, Inc.	47,238	4,041,211
PH Glatfelter Co.	159,689	3,105,951
Schweitzer-Mauduit International, Inc.	208,995	8,664,933

Total Paper & Forest Products		41,562,866
Personal Products – 0.4%
Inter Parfums, Inc.	99,670	4,111,387
Medifast, Inc.	49,318	2,928,010

Total Personal Products		7,039,397
Pharmaceuticals – 0.1%
Phibro Animal Health Corp. Class A	45,606	1,689,702
Professional Services – 1.2%
Barrett Business Services, Inc.	17,502	989,388
BG Staffing, Inc.(a)	94,030	1,556,197
CRA International, Inc.	21,654	888,897
Exponent, Inc.	48,841	3,609,350
Heidrick & Struggles International, Inc.	66,758	1,411,932
Insperity, Inc.	49,705	4,374,040
Kelly Services, Inc. Class A	77,878	1,953,959
Kforce, Inc.	93,366	1,885,993
Korn/Ferry International(a)	125,443	4,946,217
Resources Connection, Inc.	150,255	2,088,544

Total Professional Services		23,704,517
Real Estate Management & Development – 0.2%
Consolidated-Tomoka Land Co.	531	31,897
Griffin Industrial Realty, Inc.	2,930	106,505
Kennedy-Wilson Holdings, Inc.	153,415	2,845,848
RE/MAX Holdings, Inc. Class A	9,781	621,583

Total Real Estate Management & Development		3,605,833
Road & Rail – 0.4%
ArcBest Corp.	43,612	1,458,822
Celadon Group, Inc.(a)	39,039	263,513
Heartland Express, Inc.	51,891	1,301,426
Marten Transport Ltd.	33,646	691,425
Universal Logistics Holdings, Inc.	70,184	1,435,263
Werner Enterprises, Inc.	105,756	3,865,382

Total Road & Rail		9,015,831
Semiconductors & Semiconductor Equipment – 1.0%
Brooks Automation, Inc.	279,224	8,477,240
Cabot Microelectronics Corp.	47,970	3,834,242
Cohu, Inc.	83,988	2,002,274
Power Integrations, Inc.	37,074	2,713,817
Xperi Corp.	153,639	3,887,067

Total Semiconductors & Semiconductor Equipment		20,914,640
Software – 0.6%
American Software, Inc. Class A	181,624	2,063,248
Ebix, Inc.(a)	27,823	1,815,451
Monotype Imaging Holdings, Inc.	148,439	2,857,451
Progress Software Corp.	131,469	5,018,172
QAD, Inc. Class A	26,277	902,615

Total Software		12,656,937
Specialty Retail – 5.5%
Aaron’s, Inc.	41,393	1,805,977
Abercrombie & Fitch Co. Class A	577,757	8,342,811
Barnes & Noble, Inc.	564,636	4,291,234
Big 5 Sporting Goods Corp.(a)	118,339	905,293
Buckle, Inc. (The)(a)	319,279	5,379,851
Caleres, Inc.	58,390	1,782,063
Cato Corp. (The) Class A	176,724	2,338,059
Chico’s FAS, Inc.	420,214	3,760,915
Children’s Place, Inc. (The)(a)	21,910	2,588,667
Citi Trends, Inc.	31,180	619,547
DSW, Inc. Class A	397,036	8,528,333
Finish Line, Inc. (The) Class A	112,940	1,358,668
GameStop Corp. Class A	999,297	20,645,476
Group 1 Automotive, Inc.	40,500	2,934,630
Guess?, Inc.	924,067	15,736,861
Haverty Furniture Cos., Inc.	66,760	1,745,774
Lithia Motors, Inc. Class A	39,246	4,721,686
Monro, Inc.	65,057	3,646,445
Office Depot, Inc.	1,744,652	7,920,720
Pier 1 Imports, Inc.	582,124	2,439,100
Rent-A-Center, Inc.(a)	240,617	2,762,283
Shoe Carnival, Inc.	30,196	675,786
Sonic Automotive, Inc. Class A	48,961	998,804
Stage Stores, Inc.(a)	456,075	839,178
Tailored Brands, Inc.(a)	218,084	3,149,133
Winmark Corp.	2,088	275,094

Total Specialty Retail		110,192,388
Technology Hardware, Storage & Peripherals – 0.2%
Diebold Nixdorf, Inc.(a)	204,102	4,663,731
Textiles, Apparel & Luxury Goods – 0.5%
Culp, Inc.	15,883	520,168
Movado Group, Inc.	44,973	1,259,244
Oxford Industries, Inc.	49,050	3,116,637
Superior Uniform Group, Inc.	38,988	892,825
Wolverine World Wide, Inc.	161,225	4,651,342

Total Textiles, Apparel & Luxury Goods		10,440,216
Thrifts & Mortgage Finance – 1.1%
Bank Mutual Corp.	60,206	611,091
BankFinancial Corp.	18,570	295,077
Bear State Financial, Inc.	17,593	180,504
Beneficial Bancorp, Inc.	50,290	834,814
Capitol Federal Financial, Inc.	145,803	2,143,304

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	69

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2017

Investments	Shares	Value
Clifton Bancorp, Inc.	15,995	$267,436
Dime Community Bancshares, Inc.	57,127	1,228,230
ESSA Bancorp, Inc.	11,847	185,998
Federal Agricultural Mortgage Corp. Class C	8,863	644,695
First Defiance Financial Corp.	8,399	440,864
Hingham Institution for Savings	855	162,681
Home Bancorp, Inc.	5,880	245,902
Kearny Financial Corp.	21,324	327,323
Meridian Bancorp, Inc.	17,428	325,032
Meta Financial Group, Inc.	2,433	190,747
Northfield Bancorp, Inc.	40,942	710,344
Northwest Bancshares, Inc.	167,731	2,896,714
OceanFirst Financial Corp.	30,783	846,225
Oritani Financial Corp.	91,518	1,537,502
Provident Financial Holdings, Inc.	10,308	202,037
Provident Financial Services, Inc.	86,967	2,319,410
Prudential Bancorp, Inc.(a)	2,747	50,902
Riverview Bancorp, Inc.	12,518	105,151
SI Financial Group, Inc.	6,093	91,090
Southern Missouri Bancorp, Inc.	4,406	160,775
Territorial Bancorp, Inc.	11,063	349,259
Timberland Bancorp, Inc.(a)	5,840	183,026
TrustCo Bank Corp.	150,122	1,336,086
United Community Financial Corp.	30,218	290,093
United Financial Bancorp, Inc.	69,930	1,279,020
Waterstone Financial, Inc.	23,969	467,396
Western New England Bancorp, Inc.	20,718	225,826
WSFS Financial Corp.	10,010	487,987

Total Thrifts & Mortgage Finance		21,622,541
Tobacco – 2.0%
Universal Corp.	136,737	7,835,030
Vector Group Ltd.(a)	1,571,805	32,174,854

Total Tobacco		40,009,884
Trading Companies & Distributors – 1.5%
Applied Industrial Technologies, Inc.	118,468	7,795,194
GATX Corp.	175,127	10,780,818
H&E Equipment Services, Inc.	278,028	8,118,418
Kaman Corp.	65,344	3,644,888

Total Trading Companies & Distributors		30,339,318
Water Utilities – 1.2%
American States Water Co.	131,416	6,472,238
Artesian Resources Corp. Class A	39,172	1,480,702
California Water Service Group	159,464	6,083,551
Connecticut Water Service, Inc.	37,087	2,199,259
Global Water Resources, Inc.(a)	101,727	958,268
Middlesex Water Co.	52,673	2,068,469
SJW Group	49,678	2,811,775
York Water Co. (The)	36,172	1,226,231

Total Water Utilities		23,300,493
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	69,559	2,587,595
Spok Holdings, Inc.	83,119	1,275,876

Total Wireless Telecommunication Services		3,863,471
TOTAL COMMON STOCKS (Cost: $1,794,394,427)		1,980,043,159
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $7,200,948)	75,938	7,590,003
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%
United States – 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $115,465,162)(d)	115,465,162	115,465,162
TOTAL INVESTMENTS IN SECURITIES – 105.6% (Cost: $1,917,060,537)		2,103,098,324
Other Assets less Liabilities – (5.6)%		(111,839,440)

NET ASSETS – 100.0%		$1,991,258,884

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $140,709,304 and the total market value of the collateral held by the Fund was $144,562,902. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $29,097,740.

See Notes to Financial Statements.

70	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Puerto Rico – 0.4%
Banks – 0.2%
First BanCorp*	169,400	$867,328
IT Services – 0.2%
EVERTEC, Inc.	70,373	1,115,412
Total Puerto Rico		1,982,740
United States – 99.2%
Aerospace & Defense – 1.0%
AAR Corp.	17,734	669,991
Aerojet Rocketdyne Holdings, Inc.*	8,747	306,233
Aerovironment, Inc.*	2,437	131,890
Arotech Corp.*	3,685	15,477
Astronics Corp.*	20,801	618,830
Axon Enterprise, Inc.*(a)	10,960	248,463
Cubic Corp.	673	34,323
Ducommun, Inc.*	9,995	320,340
Mercury Systems, Inc.*	9,684	502,406
National Presto Industries, Inc.	6,118	651,261
Sparton Corp.*	2,907	67,471
Vectrus, Inc.*	16,788	517,742
Wesco Aircraft Holdings, Inc.*	95,690	899,486

Total Aerospace & Defense		4,983,913
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	34,141	830,992
Atlas Air Worldwide Holdings, Inc.*	12,865	846,517
Echo Global Logistics, Inc.*	3,665	69,085
Forward Air Corp.	17,745	1,015,547
Hub Group, Inc. Class A*	27,940	1,200,023

Total Air Freight & Logistics		3,962,164
Auto Components – 2.8%
American Axle & Manufacturing Holdings, Inc.*	265,751	4,671,903
Cooper-Standard Holdings, Inc.*	20,021	2,321,835
Fox Factory Holding Corp.*	19,673	847,906
Gentherm, Inc.*	34,823	1,293,674
Horizon Global Corp.*	5,318	93,810
Modine Manufacturing Co.*	12,728	245,014
Motorcar Parts of America, Inc.*	13,379	394,145
Standard Motor Products, Inc.	17,619	850,117
Stoneridge, Inc.*	31,650	626,987
Strattec Security Corp.	2,887	118,078
Superior Industries International, Inc.	24,595	409,507
Tower International, Inc.	99,595	2,708,984
VOXX International Corp.*	10,235	87,509

Total Auto Components		14,669,469
Automobiles – 0.2%
Winnebago Industries, Inc.	19,623	878,129
Banks – 10.2%
1st Source Corp.	16,960	861,568
Access National Corp.	7,881	225,869
Allegiance Bancshares, Inc.*	7,949	292,523
American National Bankshares, Inc.	6,191	255,069
Ameris Bancorp	18,688	897,024
Arrow Financial Corp.	8,730	299,872
Atlantic Capital Bancshares, Inc.*	2,630	47,735
Banc of California, Inc.(a)	64,174	1,331,610
BancFirst Corp.	19,298	1,095,161
Berkshire Hills Bancorp, Inc.	22,872	886,290
Blue Hills Bancorp, Inc.	4,484	86,093
Boston Private Financial Holdings, Inc.	47,862	792,116
Bridge Bancorp, Inc.	11,969	406,348
Brookline Bancorp, Inc.	41,924	649,822
Bryn Mawr Bank Corp.	6,406	280,583
Camden National Corp.	9,194	401,226
Capital Bank Financial Corp. Class A	20,559	843,947
Capital City Bank Group, Inc.	6,442	154,672
CenterState Bank Corp.	18,844	505,019
Central Pacific Financial Corp.	18,775	604,180
City Holding Co.	9,590	689,617
CNB Financial Corp.	10,938	298,826
CoBiz Financial, Inc.	23,525	462,031
Community Trust Bancorp, Inc.	13,706	637,329
ConnectOne Bancorp, Inc.	21,607	531,532
Customers Bancorp, Inc.*	25,274	824,438
Enterprise Financial Services Corp.	14,524	615,091
Equity Bancshares, Inc. Class A*	4,063	144,562
FCB Financial Holdings, Inc. Class A*	28,035	1,354,090
Fidelity Southern Corp.	16,687	394,481
Financial Institutions, Inc.	11,052	318,298
First Bancorp	12,594	433,360
First Bancorp, Inc.	7,239	219,414
First Busey Corp.	20,984	658,058
First Business Financial Services, Inc.	7,867	178,974
First Commonwealth Financial Corp.	48,624	687,057
First Community Bancshares, Inc.	10,304	299,949
First Connecticut Bancorp, Inc.	7,162	191,584
First Financial Bancorp	37,159	971,708
First Financial Corp.	9,825	467,670
First Financial Northwest, Inc.	5,592	95,008
First Foundation, Inc.*	19,269	344,722
First Internet Bancorp	4,738	153,037
First Interstate BancSystem, Inc. Class A	29,225	1,117,856
First Merchants Corp.	25,245	1,083,768
First Northwest Bancorp*	2,611	44,648
Flushing Financial Corp.	27,507	817,508
Franklin Financial Network, Inc.*	8,004	285,343
German American Bancorp, Inc.	12,399	471,534
Great Southern Bancorp, Inc.	10,508	584,770
Guaranty Bancorp	13,179	366,376
Hanmi Financial Corp.	22,012	681,271
HarborOne Bancorp, Inc.*	1,850	34,799
Heartland Financial USA, Inc.	21,332	1,053,801
Heritage Commerce Corp.	18,760	266,955
Heritage Financial Corp.	19,491	574,985
HomeTrust Bancshares, Inc.*	6,437	165,109
Horizon Bancorp	11,862	346,015

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
Independent Bank Corp.	28,638	$1,411,646
Independent Bank Group, Inc.	9,734	586,960
Lakeland Bancorp, Inc.	26,109	532,624
Lakeland Financial Corp.	14,293	696,355
Live Oak Bancshares, Inc.(a)	10,032	235,250
Macatawa Bank Corp.	20,437	209,684
MainSource Financial Group, Inc.	14,115	506,164
MBT Financial Corp.	20,204	221,234
Mercantile Bank Corp.	10,790	376,571
Midland States Bancorp, Inc.	8,058	255,277
MidWestOne Financial Group, Inc.	8,802	297,156
National Bank Holdings Corp. Class A	6,902	246,332
National Commerce Corp.*	5,867	251,108
NBT Bancorp, Inc.	24,117	885,576
Northrim BanCorp, Inc.	6,339	221,548
OFG Bancorp	26,330	240,920
Old Second Bancorp, Inc.	18,403	247,520
Opus Bank	20,384	489,216
Pacific Continental Corp.	11,777	317,390
Pacific Premier Bancorp, Inc.*	13,618	514,080
Park National Corp.	9,305	1,004,847
Park Sterling Corp.	22,760	282,679
Peapack Gladstone Financial Corp.	10,029	338,378
Peoples Bancorp, Inc.	11,069	371,808
Preferred Bank	8,940	539,529
QCR Holdings, Inc.	7,941	361,316
Renasant Corp.	25,670	1,101,243
Republic Bancorp, Inc. Class A	14,672	570,594
S&T Bancorp, Inc.	24,097	953,759
Sandy Spring Bancorp, Inc.	14,788	612,815
Seacoast Banking Corp. of Florida*	14,424	344,589
Sierra Bancorp	9,175	249,101
Southern National Bancorp of Virginia, Inc.	8,541	145,112
Southside Bancshares, Inc.	17,187	624,919
Southwest Bancorp, Inc.	8,226	226,626
Stock Yards Bancorp, Inc.	11,452	435,176
Sun Bancorp, Inc.	3,456	85,882
Tompkins Financial Corp.	7,861	677,147
TriCo Bancshares	17,049	694,747
TriState Capital Holdings, Inc.*	16,588	379,865
Triumph Bancorp, Inc.*	9,972	321,597
Union Bankshares Corp.	26,980	952,394
Univest Corp. of Pennsylvania	8,290	265,280
Veritex Holdings, Inc.*	6,347	171,115
Washington Trust Bancorp, Inc.	10,127	579,771
WesBanco, Inc.	25,737	1,055,732
West Bancorporation, Inc.	11,942	291,385
Westamerica Bancorporation(a)	11,706	696,975

Total Banks		52,859,293
Beverages – 0.5%
Boston Beer Co., Inc. (The) Class A*	7,571	1,182,590
Coca-Cola Bottling Co. Consolidated	3,152	680,044
Craft Brew Alliance, Inc.*	1,231	21,604
MGP Ingredients, Inc.	8,810	534,150
Primo Water Corp.*	7,967	94,409

Total Beverages		2,512,797
Biotechnology – 2.7%
AMAG Pharmaceuticals, Inc.*(a)	7,133	131,604
Applied Genetic Technologies Corp.*	19,382	76,559
BioSpecifics Technologies Corp.*	3,402	158,261
BioTime, Inc.*(a)	121,505	345,074
Eagle Pharmaceuticals, Inc.*(a)	5,340	318,478
Emergent BioSolutions, Inc.*	23,254	940,624
Enanta Pharmaceuticals, Inc.*	10,506	491,681
Five Prime Therapeutics, Inc.*	75,213	3,076,964
Insys Therapeutics, Inc.*(a)	41,461	368,174
Myriad Genetics, Inc.*	87,044	3,149,252
PDL BioPharma, Inc.*	1,257,786	4,263,894
Pfenex, Inc.*	11,845	35,772
Progenics Pharmaceuticals, Inc.*	18,732	137,867
Repligen Corp.*	3,610	138,335
Xencor, Inc.*	23,952	548,980

Total Biotechnology		14,181,519
Building Products – 2.5%
AAON, Inc.	26,783	923,344
Advanced Drainage Systems, Inc.	19,557	396,029
American Woodmark Corp.*	12,707	1,223,049
Apogee Enterprises, Inc.	25,005	1,206,741
Armstrong Flooring, Inc.*	5,013	78,955
Builders FirstSource, Inc.*	170,183	3,061,592
Continental Building Products, Inc.*	28,466	740,116
CSW Industrials, Inc.*	4,842	214,743
Gibraltar Industries, Inc.*	16,494	513,788
Griffon Corp.	19,399	430,658
Insteel Industries, Inc.	15,938	416,141
NCI Building Systems, Inc.*	47,652	743,371
Patrick Industries, Inc.*	11,406	959,245
PGT Innovations, Inc.*	31,619	472,704
Ply Gem Holdings, Inc.*	77,469	1,320,846
Quanex Building Products Corp.	2,260	51,867

Total Building Products		12,753,189
Capital Markets – 2.3%
Arlington Asset Investment Corp. Class A(a)	14,095	179,429
Artisan Partners Asset Management, Inc. Class A	25,082	817,673
Associated Capital Group, Inc. Class A	4,035	144,050
Cohen & Steers, Inc.	25,412	1,003,520
Cowen, Inc. Class A*	5,526	98,363
Diamond Hill Investment Group, Inc.	2,690	571,222
Gain Capital Holdings, Inc.	48,491	309,857
GAMCO Investors, Inc. Class A	30,947	920,983
Greenhill & Co., Inc.	20,849	346,093
Houlihan Lokey, Inc.	36,016	1,409,306
INTL FCStone, Inc.*	17,131	656,460
Investment Technology Group, Inc.	43,587	965,016
Manning & Napier, Inc.	15,957	63,030
Moelis & Co. Class A	14,807	637,441
Piper Jaffray Cos.	4,250	252,238

See Notes to Financial Statements.

72	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
Pzena Investment Management, Inc. Class A	9,384	$102,192
Virtu Financial, Inc. Class A(a)	28,169	456,338
Virtus Investment Partners, Inc.	4,357	505,630
Waddell & Reed Financial, Inc. Class A	114,235	2,292,696
Westwood Holdings Group, Inc.	4,086	274,865

Total Capital Markets		12,006,402
Chemicals – 2.5%
American Vanguard Corp.	9,721	222,611
Calgon Carbon Corp.	23,192	496,309
Chase Corp.	6,003	668,734
Core Molding Technologies, Inc.	7,454	163,541
Ferro Corp.*	142,477	3,177,237
FutureFuel Corp.	66,631	1,048,772
Hawkins, Inc.	6,106	249,125
Innophos Holdings, Inc.	9,615	472,962
Innospec, Inc.	20,500	1,263,825
KMG Chemicals, Inc.	8,326	456,931
Kraton Corp.*	51,443	2,080,355
Quaker Chemical Corp.	6,735	996,443
Rayonier Advanced Materials, Inc.(a)	75,102	1,028,897
Trecora Resources*	24,964	332,021
Tredegar Corp.	9,302	167,436

Total Chemicals		12,825,199
Commercial Services & Supplies – 3.0%
ACCO Brands Corp.*	148,974	1,772,791
Brady Corp. Class A	34,396	1,305,328
CECO Environmental Corp.	12,672	107,205
Ennis, Inc.	29,516	579,989
Essendant, Inc.	34,004	447,833
Heritage-Crystal Clean, Inc.*	659	14,333
Interface, Inc.	60,554	1,326,133
Kimball International, Inc. Class B	24,852	491,324
Knoll, Inc.	43,565	871,300
McGrath RentCorp	16,639	727,956
Mobile Mini, Inc.	18,742	645,662
Multi-Color Corp.	10,645	872,358
Quad/Graphics, Inc.	2,721	61,522
RR Donnelley & Sons Co.	92,024	947,847
SP Plus Corp.*	9,538	376,751
Steelcase, Inc. Class A	164,565	2,534,301
U.S. Ecology, Inc.	11,830	636,454
Viad Corp.	15,719	957,287
VSE Corp.	11,057	628,701

Total Commercial Services & Supplies		15,305,075
Communications Equipment – 0.9%
ADTRAN, Inc.	23,977	575,448
Applied Optoelectronics, Inc.*(a)	12,803	827,970
CalAmp Corp.*	9,361	217,643
Clearfield, Inc.*	6,610	89,896
Digi International, Inc.*	15,729	166,728
EMCORE Corp.*	1,926	15,793
Infinera Corp.*	45,749	405,794
KVH Industries, Inc.*	4,835	57,778
NETGEAR, Inc.*	20,748	987,605
Oclaro, Inc.*(a)	28,276	244,022
Plantronics, Inc.	21,147	935,120

Total Communications Equipment		4,523,797
Construction & Engineering – 0.9%
Aegion Corp.*	10,208	237,642
Ameresco, Inc. Class A*	25,456	198,557
Argan, Inc.	11,339	762,548
Comfort Systems USA, Inc.	28,739	1,025,982
Goldfield Corp. (The)*	46,368	292,118
IES Holdings, Inc.*	19,782	342,228
MYR Group, Inc.*	8,049	234,548
Orion Group Holdings, Inc.*	6,144	40,305
Primoris Services Corp.	16,474	484,665
Tutor Perini Corp.*	42,282	1,200,809

Total Construction & Engineering		4,819,402
Consumer Finance – 1.7%
Encore Capital Group, Inc.*	39,688	1,758,178
Enova International, Inc.*	28,600	384,670
Green Dot Corp. Class A*	18,548	919,610
Nelnet, Inc. Class A	57,643	2,910,972
PRA Group, Inc.*(a)	48,776	1,397,432
Regional Management Corp.*	12,545	303,715
World Acceptance Corp.*	14,935	1,237,962

Total Consumer Finance		8,912,539
Containers & Packaging – 0.0%
Myers Industries, Inc.	8,070	169,067
Distributors – 0.1%
Core-Mark Holding Co., Inc.	21,033	676,001
Diversified Consumer Services – 1.6%
American Public Education, Inc.*	16,795	353,535
Capella Education Co.	7,632	535,385
Career Education Corp.*	265,516	2,758,711
Carriage Services, Inc.	11,691	299,290
Collectors Universe, Inc.	5,544	132,890
K12, Inc.*	12,305	219,521
Liberty Tax, Inc.	20,341	292,910
Strayer Education, Inc.	7,142	623,282
Weight Watchers International, Inc.*	65,305	2,844,033

Total Diversified Consumer Services		8,059,557
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	3,852	63,597
Marlin Business Services Corp.	9,531	274,016

Total Diversified Financial Services		337,613
Diversified Telecommunication Services – 0.9%
ATN International, Inc.	3,841	202,421
Cincinnati Bell, Inc.*	93,415	1,854,288
Cogent Communications Holdings, Inc.	5,594	273,547
Consolidated Communications Holdings, Inc.	11,369	216,920
General Communication, Inc. Class A*	2,730	111,357
Hawaiian Telcom Holdco, Inc.*	820	24,452

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
IDT Corp. Class B	19,309	$271,871
Iridium Communications, Inc.*(a)	144,711	1,490,523
Lumos Networks Corp.*	2,387	42,775
Vonage Holdings Corp.*	50,072	407,586

Total Diversified Telecommunication Services		4,895,740
Electric Utilities – 0.2%
Otter Tail Corp.	23,298	1,009,968
Spark Energy, Inc. Class A	7,702	115,530

Total Electric Utilities		1,125,498
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	5,161	130,780
Atkore International Group, Inc.*	42,923	837,428
AZZ, Inc.	17,825	868,077
Encore Wire Corp.	11,907	533,136
LSI Industries, Inc.	10,005	66,133
Powell Industries, Inc.	6,513	195,325
Sunrun, Inc.*(a)	131,244	728,404
Thermon Group Holdings, Inc.*	14,119	254,001

Total Electrical Equipment		3,613,284
Electronic Equipment, Instruments & Components – 3.2%
Badger Meter, Inc.	13,286	651,014
Bel Fuse, Inc. Class B	18,167	566,810
Benchmark Electronics, Inc.*	46,344	1,582,648
Control4 Corp.*	12,498	368,191
CTS Corp.	7,999	192,776
Daktronics, Inc.	14,719	155,580
ePlus, Inc.*	13,036	1,205,178
FARO Technologies, Inc.*	6,578	251,608
Fitbit, Inc. Class A*(a)	222,461	1,548,329
Insight Enterprises, Inc.*	33,848	1,554,300
Kimball Electronics, Inc.*	23,416	506,956
Mesa Laboratories, Inc.	1,303	194,564
Methode Electronics, Inc.	31,223	1,322,294
MTS Systems Corp.	8,918	476,667
OSI Systems, Inc.*	3,758	343,368
Park Electrochemical Corp.	11,253	208,181
PC Connection, Inc.	26,865	757,324
Plexus Corp.*	23,169	1,299,318
Rogers Corp.*	9,038	1,204,585
ScanSource, Inc.*	24,912	1,087,409
TTM Technologies, Inc.*	54,616	839,448

Total Electronic Equipment, Instruments & Components		16,316,548
Energy Equipment & Services – 0.6%
Atwood Oceanics, Inc.*(a)	295,816	2,777,712
Matrix Service Co.*	20,952	318,471
Natural Gas Services Group, Inc.*	4,233	120,217

Total Energy Equipment & Services		3,216,400
Equity Real Estate Investment Trusts (REITs) – 3.3%
Agree Realty Corp.	11,495	564,175
Armada Hoffler Properties, Inc.	26,209	361,946
Ashford Hospitality Prime, Inc.	7,789	73,995
CareTrust REIT, Inc.	21,812	415,300
Chatham Lodging Trust	20,436	435,696
Chesapeake Lodging Trust	34,787	938,205
Community Healthcare Trust, Inc.	984	26,529
CorEnergy Infrastructure Trust, Inc.(a)	7,749	273,927
Easterly Government Properties, Inc.	1,722	35,594
Four Corners Property Trust, Inc.	85,821	2,138,659
Franklin Street Properties Corp.	22,016	233,810
Getty Realty Corp.	26,168	748,666
Gladstone Land Corp.	943	12,844
Global Net Lease, Inc.	23,405	512,335
Government Properties Income Trust	28,834	541,214
Hersha Hospitality Trust	60,798	1,135,099
Independence Realty Trust, Inc.	52,711	536,071
InfraREIT, Inc.	36,865	824,670
iStar, Inc.*	72,639	857,140
Jernigan Capital, Inc.	6,973	143,295
Monmouth Real Estate Investment Corp. Class A	21,657	350,627
National Storage Affiliates Trust	8,182	198,332
NexPoint Residential Trust, Inc.	12,233	290,289
One Liberty Properties, Inc.	12,281	299,165
Potlatch Corp.	664	33,864
Ramco-Gershenson Properties Trust	45,883	596,938
Rexford Industrial Realty, Inc.	9,774	279,732
Sabra Health Care REIT, Inc.	32,659	716,538
Saul Centers, Inc.	6,316	391,024
Summit Hotel Properties, Inc.	140,819	2,251,696
Terreno Realty Corp.	4,592	166,139
Universal Health Realty Income Trust	3,421	258,251
Urstadt Biddle Properties, Inc. Class A	20,384	442,333
Whitestone REIT(a)	8,224	107,323

Total Equity Real Estate Investment Trusts (REITs)		17,191,421
Food & Staples Retailing – 0.9%
Chefs’ Warehouse, Inc. (The)*	1,044	20,149
Ingles Markets, Inc. Class A	18,417	473,317
Natural Grocers by Vitamin Cottage, Inc.*(a)	15,082	84,158
Smart & Final Stores, Inc.*	27,983	219,667
SpartanNash Co.	25,433	670,668
SUPERVALU, Inc.*	89,805	1,953,259
Village Super Market, Inc. Class A	12,016	297,276
Weis Markets, Inc.	16,945	737,107

Total Food & Staples Retailing		4,455,601
Food Products – 1.1%
Amplify Snack Brands, Inc.*(a)	37,077	262,876
Bob Evans Farms, Inc.	7,941	615,507
Calavo Growers, Inc.	9,261	677,905
Farmer Brothers Co.*	41,637	1,367,775
John B. Sanfilippo & Son, Inc.	7,465	502,469
Landec Corp.*	11,510	149,055
Limoneira Co.	6,603	152,992
Omega Protein Corp.	24,670	410,756
Seneca Foods Corp. Class A*	19,509	673,060

See Notes to Financial Statements.

74	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
Tootsie Roll Industries, Inc.(a)	28,135	$1,069,130

Total Food Products		5,881,525
Gas Utilities – 0.4%
Chesapeake Utilities Corp.	9,862	771,701
Northwest Natural Gas Co.	16,654	1,072,518

Total Gas Utilities		1,844,219
Health Care Equipment & Supplies – 2.0%
Abaxis, Inc.	10,325	461,011
Analogic Corp.	4,866	407,528
Anika Therapeutics, Inc.*	11,578	671,524
Atrion Corp.	909	610,848
CONMED Corp.	5,492	288,165
CryoLife, Inc.*	8,972	203,664
Cutera, Inc.*	1,980	81,873
Exactech, Inc.*	9,239	304,425
Glaukos Corp.*	966	31,878
Globus Medical, Inc. Class A*	75,288	2,237,559
Halyard Health, Inc.*	17,796	801,354
Inogen, Inc.*	3,677	349,683
Lantheus Holdings, Inc.*	43,947	782,257
LeMaitre Vascular, Inc.	6,955	260,256
Meridian Bioscience, Inc.	28,640	409,552
Merit Medical Systems, Inc.*	11,468	485,670
Natus Medical, Inc.*	16,842	631,575
OraSure Technologies, Inc.*	31,468	708,030
Surmodics, Inc.*	6,357	197,067
Utah Medical Products, Inc.	2,980	219,179

Total Health Care Equipment & Supplies		10,143,098
Health Care Providers & Services – 4.7%
Aceto Corp.	22,354	251,035
Addus HomeCare Corp.*	3,641	128,527
Almost Family, Inc.*	6,747	362,314
Amedisys, Inc.*	14,941	836,098
AMN Healthcare Services, Inc.*	42,309	1,933,521
BioTelemetry, Inc.*	11,800	389,400
Civitas Solutions, Inc.*	10,319	190,386
CorVel Corp.*	13,601	739,894
Cross Country Healthcare, Inc.*	22,259	316,746
Diplomat Pharmacy, Inc.*	40,583	840,474
Ensign Group, Inc. (The)	32,384	731,555
Landauer, Inc.	5,487	369,275
LHC Group, Inc.*	12,786	906,783
Magellan Health, Inc.*	14,933	1,288,718
National HealthCare Corp.	11,073	692,838
PharMerica Corp.*	20,543	601,910
Premier, Inc. Class A*	215,585	7,021,603
RadNet, Inc.*	12,081	139,536
Select Medical Holdings Corp.*	150,756	2,894,515
Surgery Partners, Inc.*	9,944	102,920
Tenet Healthcare Corp.*(a)	136,597	2,244,289
Tivity Health, Inc.*	17,390	709,512
Triple-S Management Corp. Class B*	14,061	332,965
U.S. Physical Therapy, Inc.	5,656	347,561

Total Health Care Providers & Services		24,372,375
Health Care Technology – 0.4%
Computer Programs & Systems, Inc.(a)	3,451	101,977
Evolent Health, Inc. Class A*	13,730	244,394
HealthStream, Inc.*	3,695	86,352
HMS Holdings Corp.*	31,449	624,577
Inovalon Holdings, Inc. Class A*(a)	45,502	775,809
Omnicell, Inc.*	3,837	195,879

Total Health Care Technology		2,028,988
Hotels, Restaurants & Leisure – 4.4%
BJ’s Restaurants, Inc.*	17,814	542,436
Bojangles’, Inc.*	30,498	411,723
Carrols Restaurant Group, Inc.*	21,750	237,075
Chuy’s Holdings, Inc.*	6,900	145,245
Del Frisco’s Restaurant Group, Inc.*	16,421	238,926
DineEquity, Inc.	18,580	798,568
El Pollo Loco Holdings, Inc.*	28,470	345,910
Eldorado Resorts, Inc.*(a)	152,989	3,924,168
Fiesta Restaurant Group, Inc.*	12,124	230,356
Fogo De Chao, Inc.*	33,344	413,466
Golden Entertainment, Inc.*	37,700	919,126
Habit Restaurants, Inc. (The) Class A*(a)	3,437	44,853
Hyatt Hotels Corp. Class A*	57,145	3,530,990
International Speedway Corp. Class A	30,479	1,097,244
J Alexander’s Holdings, Inc.*	10,958	127,113
La Quinta Holdings, Inc.*	8,355	146,212
Marcus Corp. (The)	18,702	518,045
Monarch Casino & Resort, Inc.*	14,354	567,414
Nathan’s Famous, Inc.*	1,806	133,554
Penn National Gaming, Inc.*	121,164	2,834,026
Planet Fitness, Inc. Class A	10,359	279,486
Potbelly Corp.*	8,647	107,223
RCI Hospitality Holdings, Inc.	14,746	364,963
Red Robin Gourmet Burgers, Inc.*	10,363	694,321
Red Rock Resorts, Inc. Class A	82,597	1,912,947
Ruth’s Hospitality Group, Inc.	25,221	528,380
Shake Shack, Inc. Class A*(a)	4,104	136,376
Sonic Corp.(a)	36,192	921,086
Speedway Motorsports, Inc.	26,679	568,263
Wingstop, Inc.(a)	7,433	247,147
Zoe’s Kitchen, Inc.*(a)	2,789	35,225

Total Hotels, Restaurants & Leisure		23,001,867
Household Durables – 4.6%
AV Homes, Inc.*	70,187	1,203,707
Bassett Furniture Industries, Inc.	7,975	300,657
Beazer Homes USA, Inc.*	1,607	30,115
Cavco Industries, Inc.*	4,702	693,780
Century Communities, Inc.*	34,596	854,521
CSS Industries, Inc.	7,072	203,815
Ethan Allen Interiors, Inc.	23,830	772,092
Flexsteel Industries, Inc.	5,495	278,597
Hooker Furniture Corp.	7,802	372,545
Hovnanian Enterprises, Inc. Class A*	2,510	4,844
Installed Building Products, Inc.*	13,737	890,158

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
iRobot Corp.*	13,070	$1,007,174
KB Home	104,488	2,520,251
La-Z-Boy, Inc.	39,354	1,058,623
LGI Homes, Inc.*(a)	34,587	1,679,891
Libbey, Inc.	36,427	337,314
Lifetime Brands, Inc.	10,470	191,601
M/I Homes, Inc.*	27,787	742,747
MDC Holdings, Inc.	50,717	1,684,312
Meritage Homes Corp.*	63,346	2,812,562
NACCO Industries, Inc. Class A	4,013	344,315
New Home Co., Inc. (The)*	25,484	284,401
Taylor Morrison Home Corp. Class A*	39,417	869,145
TopBuild Corp.*	45,898	2,991,173
Universal Electronics, Inc.*	6,583	417,362
William Lyon Homes Class A*	48,043	1,104,509

Total Household Durables		23,650,211
Household Products – 0.4%
Central Garden and Pet Co. Class A*	24,085	895,721
Oil-Dri Corp. of America	5,486	268,430
Orchids Paper Products Co.(a)	7,697	108,374
WD-40 Co.	7,529	842,495

Total Household Products		2,115,020
Independent Power & Renewable Electricity Producers – 0.3%
NRG Yield, Inc. Class C	81,545	1,573,819
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	8,511	275,756
Insurance – 3.0%
AMERISAFE, Inc.	16,228	944,470
Baldwin & Lyons, Inc. Class B	14,266	321,698
Crawford & Co. Class B	23,801	284,660
Donegal Group, Inc. Class A	20,887	336,907
EMC Insurance Group, Inc.	15,018	422,757
Employers Holdings, Inc.	33,976	1,544,209
Federated National Holding Co.	14,498	226,314
Fidelity & Guaranty Life(a)	52,594	1,633,044
Hallmark Financial Services, Inc.*	14,984	173,964
HCI Group, Inc.	12,509	478,469
Health Insurance Innovations, Inc. Class A*(a)	4,621	67,005
Heritage Insurance Holdings, Inc.(a)	46,807	618,320
Horace Mann Educators Corp.	25,840	1,016,804
Infinity Property & Casualty Corp.	4,765	448,863
MBIA, Inc.*	6,153	53,531
National Western Life Group, Inc. Class A	4,866	1,698,234
Navigators Group, Inc. (The)	18,211	1,062,612
Patriot National, Inc.*(a)	27,425	37,024
Safety Insurance Group, Inc.	11,167	852,042
State National Cos., Inc.	45,905	963,546
Stewart Information Services Corp.	8,805	332,477
United Fire Group, Inc.	17,987	824,164
Universal Insurance Holdings, Inc.	58,193	1,338,439

Total Insurance		15,679,553
Internet & Catalog Retail – 0.5%
1-800-Flowers.com, Inc. Class A*	40,585	399,762
Duluth Holdings, Inc. Class B*(a)	14,550	295,220
FTD Cos., Inc.*	4,091	53,347
Nutrisystem, Inc.	13,076	730,948
PetMed Express, Inc.(a)	15,448	512,101
Shutterfly, Inc.*	17,133	830,608

Total Internet & Catalog Retail		2,821,986
Internet Software & Services – 1.4%
Alarm.com Holdings, Inc.*	10,272	464,089
GTT Communications, Inc.*	20,263	641,324
Match Group, Inc.*(a)	118,477	2,747,482
NIC, Inc.	32,414	555,900
Reis, Inc.	3,624	65,232
Shutterstock, Inc.*	9,649	321,215
SPS Commerce, Inc.*	1,421	80,585
TechTarget, Inc.*	8,238	98,362
Travelzoo*	8,911	76,634
Web.com Group, Inc.*	73,398	1,834,950
XO Group, Inc.*	5,566	109,483

Total Internet Software & Services		6,995,256
IT Services – 1.4%
Cass Information Systems, Inc.	5,324	337,755
CSG Systems International, Inc.	24,686	989,909
ExlService Holdings, Inc.*	19,714	1,149,720
Forrester Research, Inc.	5,164	216,113
Hackett Group, Inc. (The)	17,277	262,438
ManTech International Corp. Class A	20,006	883,265
MoneyGram International, Inc.*	19,185	309,070
Perficient, Inc.*	20,779	408,723
Sykes Enterprises, Inc.*	35,078	1,022,874
TeleTech Holdings, Inc.	31,336	1,308,278
Virtusa Corp.*	13,892	524,840

Total IT Services		7,412,985
Leisure Products – 1.0%
American Outdoor Brands Corp.*	86,037	1,312,064
Callaway Golf Co.	48,799	704,170
JAKKS Pacific, Inc.*(a)	5,729	17,187
Johnson Outdoors, Inc. Class A	6,062	444,223
Malibu Boats, Inc. Class A*	14,627	462,798
MCBC Holdings, Inc.*	20,418	416,119
Nautilus, Inc.*	28,818	487,024
Sturm Ruger & Co., Inc.(a)	27,904	1,442,637

Total Leisure Products		5,286,222
Life Sciences Tools & Services – 0.4%
Cambrex Corp.*	23,967	1,318,185
Luminex Corp.	29,517	600,081

Total Life Sciences Tools & Services		1,918,266
Machinery – 8.3%
Alamo Group, Inc.	9,292	997,682
Albany International Corp. Class A	24,971	1,433,336
Altra Industrial Motion Corp.	11,974	575,949

See Notes to Financial Statements.

76	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
American Railcar Industries, Inc.	29,466	$1,137,388
Astec Industries, Inc.	10,821	606,084
Blue Bird Corp.*	7,820	161,092
Briggs & Stratton Corp.	26,874	631,539
CIRCOR International, Inc.	4,408	239,928
Columbus McKinnon Corp.	16,405	621,257
Commercial Vehicle Group, Inc.*	12,317	90,530
Douglas Dynamics, Inc.	20,951	825,469
ESCO Technologies, Inc.	12,733	763,343
Federal Signal Corp.	44,251	941,661
FreightCar America, Inc.	14,692	287,376
Gencor Industries, Inc.*	3,106	54,821
Global Brass & Copper Holdings, Inc.	14,805	500,409
Gorman-Rupp Co. (The)	12,416	404,389
Graham Corp.	1,859	38,723
Greenbrier Cos., Inc. (The)(a)	67,526	3,251,377
Hardinge, Inc.	357	5,451
Hurco Cos., Inc.	7,169	298,230
Hyster-Yale Materials Handling, Inc.	11,247	859,721
Kadant, Inc.	8,713	858,666
Lindsay Corp.	3,702	340,214
Lydall, Inc.*	9,718	556,841
Meritor, Inc.*	665,284	17,304,037
Milacron Holdings Corp.*	37,575	633,515
Miller Industries, Inc.	11,412	318,965
Park-Ohio Holdings Corp.	13,802	629,371
Proto Labs, Inc.*	13,452	1,080,196
SPX Corp.*	21,354	626,526
Standex International Corp.	8,317	883,266
Sun Hydraulics Corp.	9,807	529,578
Tennant Co.	9,485	627,907
TriMas Corp.*	21,004	567,108
Wabash National Corp.	135,126	3,083,575

Total Machinery		42,765,520
Marine – 0.2%
Matson, Inc.	36,111	1,017,608
Media – 2.0%
AMC Entertainment Holdings, Inc. Class A(a)	62,279	915,501
Entercom Communications Corp. Class A(a)	37,826	433,108
Entravision Communications Corp. Class A	45,675	260,347
EW Scripps Co. (The) Class A*	7,159	136,808
Gannett Co., Inc.	62,759	564,831
Gray Television, Inc.*	61,441	964,624
Hemisphere Media Group, Inc.*	23,101	276,057
Loral Space & Communications, Inc.*	23,424	1,159,488
MSG Networks, Inc. Class A*	123,073	2,609,148
National CineMedia, Inc.	17,431	121,668
New Media Investment Group, Inc.	73,751	1,090,777
Salem Media Group, Inc. Class A	31,421	207,379
Scholastic Corp.	19,188	713,794
Townsquare Media, Inc. Class A*	35,495	354,950
World Wrestling Entertainment, Inc. Class A	19,504	459,319

Total Media		10,267,799
Metals & Mining – 0.5%
Gold Resource Corp.	21,004	78,765
Haynes International, Inc.	1,790	64,279
Kaiser Aluminum Corp.	15,263	1,574,226
Materion Corp.	10,129	437,066
Ryerson Holding Corp.*	4,687	50,854
SunCoke Energy, Inc.*	20,752	189,673

Total Metals & Mining		2,394,863
Multi-Utilities – 0.1%
Unitil Corp.	9,359	462,896
Multiline Retail – 0.0%
Tuesday Morning Corp.*(a)	4,016	12,851
Oil, Gas & Consumable Fuels – 0.1%
REX American Resources Corp.*	3,852	361,433
Paper & Forest Products – 1.0%
Boise Cascade Co.*	24,272	847,093
Clearwater Paper Corp.*	12,588	619,959
Deltic Timber Corp.	1,232	108,946
Neenah Paper, Inc.	12,810	1,095,895
PH Glatfelter Co.	49,495	962,678
Schweitzer-Mauduit International, Inc.	34,038	1,411,215

Total Paper & Forest Products		5,045,786
Personal Products – 0.7%
Inter Parfums, Inc.	14,069	580,346
Medifast, Inc.	6,955	412,919
Revlon, Inc. Class A*(a)	37,300	915,715
USANA Health Sciences, Inc.*	26,876	1,550,745

Total Personal Products		3,459,725
Pharmaceuticals – 0.9%
Amphastar Pharmaceuticals, Inc.*	16,921	302,378
ANI Pharmaceuticals, Inc.*	2,166	113,693
Innoviva, Inc.*	57,077	805,927
Phibro Animal Health Corp. Class A	44,823	1,660,692
SciClone Pharmaceuticals, Inc.*	58,663	657,026
Sucampo Pharmaceuticals, Inc. Class A*(a)	13,521	159,548
Supernus Pharmaceuticals, Inc.*	18,264	730,560

Total Pharmaceuticals		4,429,824
Professional Services – 2.2%
Advisory Board Co. (The)*	10,723	575,021
Barrett Business Services, Inc.	6,300	356,139
BG Staffing, Inc.	6,451	106,764
CBIZ, Inc.*	48,625	790,156
CRA International, Inc.	5,460	224,133
Exponent, Inc.	11,822	873,646
Franklin Covey Co.*	5,507	111,792
GP Strategies Corp.*	11,262	347,433
Heidrick & Struggles International, Inc.	10,980	232,227
Huron Consulting Group, Inc.*	20,004	686,137
ICF International, Inc.*	12,166	656,356
Insperity, Inc.	13,689	1,204,632
Kelly Services, Inc. Class A	94,794	2,378,381
Kforce, Inc.	24,009	484,982

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
Korn/Ferry International	5,471	$215,722
Mistras Group, Inc.*	18,217	373,448
Navigant Consulting, Inc.*	34,077	576,583
Resources Connection, Inc.	25,556	355,228
RPX Corp.*	31,938	424,137
TrueBlue, Inc.*	27,174	610,056

Total Professional Services		11,582,973
Real Estate Management & Development – 0.6%
Consolidated-Tomoka Land Co.	4,038	242,563
Forestar Group, Inc.*	18,309	314,915
HFF, Inc. Class A	33,558	1,327,554
Marcus & Millichap, Inc.*	29,363	792,507
RE/MAX Holdings, Inc. Class A	5,362	340,755
St. Joe Co. (The)*	2,203	41,527
Tejon Ranch Co.*	1,289	27,198

Total Real Estate Management & Development		3,087,019
Road & Rail – 0.6%
ArcBest Corp.	11,220	375,309
Celadon Group, Inc.(a)	18,674	126,050
Covenant Transportation Group, Inc. Class A*	17,477	506,483
Marten Transport Ltd.	34,870	716,578
Roadrunner Transportation Systems, Inc.*	35,130	334,789
Saia, Inc.*	16,600	1,039,990
YRC Worldwide, Inc.*	8,817	121,675

Total Road & Rail		3,220,874
Semiconductors & Semiconductor Equipment – 1.1%
Axcelis Technologies, Inc.*	9,305	254,492
AXT, Inc.*	6,047	55,330
Cabot Microelectronics Corp.	15,400	1,230,922
Ceva, Inc.*	5,133	219,692
Cohu, Inc.	4,394	104,753
CyberOptics Corp.*	3,143	51,074
Diodes, Inc.*	6,257	187,272
DSP Group, Inc.*	4,624	60,112
FormFactor, Inc.*	11,745	197,903
IXYS Corp.*	20,821	493,458
MaxLinear, Inc. Class A*	34,264	813,770
Nanometrics, Inc.*	10,260	295,488
PDF Solutions, Inc.*	6,327	98,005
Photronics, Inc.*	82,992	734,479
Rambus, Inc.*	25,344	338,342
Rudolph Technologies, Inc.*	19,079	501,778
Xcerra Corp.*	6,273	61,789

Total Semiconductors & Semiconductor Equipment		5,698,659
Software – 0.5%
American Software, Inc. Class A	13,712	155,768
Barracuda Networks, Inc.*	4,904	118,824
BroadSoft, Inc.*	2,637	132,641
Monotype Imaging Holdings, Inc.	14,600	281,050
Progress Software Corp.	4,424	168,864
QAD, Inc. Class A	2,074	71,242
Qualys, Inc.*	9,159	474,436
Rubicon Project, Inc. (The)*	47,371	184,273
Silver Spring Networks, Inc.*	69,822	1,129,022
Zix Corp.*	17,667	86,392

Total Software		2,802,512
Specialty Retail – 3.7%
Abercrombie & Fitch Co. Class A	4,691	67,738
America’s Car-Mart, Inc.*	6,808	279,979
Asbury Automotive Group, Inc.*	35,969	2,197,706
Barnes & Noble, Inc.	17,720	134,672
Big 5 Sporting Goods Corp.(a)	11,570	88,511
Boot Barn Holdings, Inc.*	13,424	119,474
Buckle, Inc. (The)(a)	72,868	1,227,826
Build-A-Bear Workshop, Inc.*	21,299	194,886
Caleres, Inc.	36,127	1,102,596
Cato Corp. (The) Class A	36,386	481,387
Citi Trends, Inc.	9,216	183,122
Container Store Group, Inc. (The)*	18,361	77,300
Express, Inc.*	137,827	931,711
Finish Line, Inc. (The) Class A	8,728	104,998
Francesca’s Holdings Corp.*	30,501	224,487
Genesco, Inc.*	22,394	595,680
GNC Holdings, Inc. Class A(a)	219,491	1,940,300
Group 1 Automotive, Inc.	15,734	1,140,086
Guess?, Inc.	77,547	1,320,625
Haverty Furniture Cos., Inc.	18,828	492,352
Hibbett Sports, Inc.*	25,390	361,807
Kirkland’s, Inc.*	13,034	148,979
MarineMax, Inc.*	16,766	277,477
Pier 1 Imports, Inc.	49,284	206,500
RH*(a)	30,823	2,167,473
Select Comfort Corp.*	13,447	417,529
Shoe Carnival, Inc.	15,087	337,647
Sonic Automotive, Inc. Class A	61,933	1,263,433
Sportsman’s Warehouse Holdings, Inc.*(a)	51,758	233,429
Stein Mart, Inc.(a)	37,936	49,317
Tile Shop Holdings, Inc.	16,928	214,986
Tilly’s, Inc. Class A	5,557	66,628
Vitamin Shoppe, Inc.*	26,056	139,400
Winmark Corp.	2,780	366,265
Zumiez, Inc.*	12,611	228,259

Total Specialty Retail		19,384,565
Technology Hardware, Storage & Peripherals – 0.4%
Avid Technology, Inc.*(a)	136,047	617,653
CPI Card Group, Inc.(a)	36,265	42,793
Eastman Kodak Co.*	34,197	251,348
Quantum Corp.*	6,446	39,449
Super Micro Computer, Inc.*	40,549	896,133

Total Technology Hardware, Storage & Peripherals		1,847,376
Textiles, Apparel & Luxury Goods – 1.1%
Culp, Inc.	7,490	245,297
Delta Apparel, Inc.*	6,958	149,667
Fossil Group, Inc.*(a)	47,320	441,496
G-III Apparel Group Ltd.*	48,722	1,413,912

See Notes to Financial Statements.

78	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2017

Investments	Shares	Value
Iconix Brand Group, Inc.*	109,728	$624,352
Movado Group, Inc.	19,089	534,492
Oxford Industries, Inc.	15,438	980,930
Perry Ellis International, Inc.*	1,859	43,984
Superior Uniform Group, Inc.	10,124	231,840
Unifi, Inc.*	16,635	592,705
Vera Bradley, Inc.*	41,995	369,976
Vince Holding Corp.*(a)	32,438	19,463

Total Textiles, Apparel & Luxury Goods		5,648,114
Thrifts & Mortgage Finance – 3.4%
Bank Mutual Corp.	24,108	244,696
BankFinancial Corp.	6,668	105,955
Beneficial Bancorp, Inc.	15,336	254,578
BofI Holding, Inc.*(a)	55,742	1,586,975
Clifton Bancorp, Inc.	3,620	60,526
Dime Community Bancshares, Inc.	54,673	1,175,469
Federal Agricultural Mortgage Corp. Class C	12,135	882,700
First Defiance Financial Corp.	7,312	383,807
Flagstar Bancorp, Inc.*	67,185	2,383,724
Hingham Institution for Savings	1,558	296,441
HomeStreet, Inc.*	25,611	691,497
Impac Mortgage Holdings, Inc.*	35,506	463,708
Kearny Financial Corp.	14,366	220,518
LendingTree, Inc.*	6,831	1,669,838
Meridian Bancorp, Inc.	20,820	388,293
Meta Financial Group, Inc.	4,480	351,232
Northfield Bancorp, Inc.	15,003	260,302
OceanFirst Financial Corp.	10,625	292,081
Oritani Financial Corp.	35,940	603,792
PennyMac Financial Services, Inc. Class A*	38,475	684,855
Provident Financial Holdings, Inc.	4,360	85,456
Territorial Bancorp, Inc.	6,168	194,724
TrustCo Bank Corp.	61,310	545,659
United Community Financial Corp.	25,193	241,853
United Financial Bancorp, Inc.	32,015	585,554
Walker & Dunlop, Inc.*	39,180	2,050,289
Waterstone Financial, Inc.	15,051	293,495
WSFS Financial Corp.	16,396	799,305

Total Thrifts & Mortgage Finance		17,797,322
Tobacco – 0.3%
Turning Point Brands, Inc.*	14,632	248,744
Universal Corp.	26,044	1,492,321

Total Tobacco		1,741,065
Trading Companies & Distributors – 0.9%
BMC Stock Holdings, Inc.*	10,382	221,656
DXP Enterprises, Inc.*	1,727	54,383
GMS, Inc.*	10,427	369,116
H&E Equipment Services, Inc.	24,950	728,540
Kaman Corp.	17,094	953,503
Neff Corp. Class A*	10,219	255,475
Rush Enterprises, Inc. Class A*	18,677	864,558
SiteOne Landscape Supply, Inc.*	14,781	858,776
Veritiv Corp.*	8,224	267,280
Willis Lease Finance Corp.*	9,088	223,474

Total Trading Companies & Distributors		4,796,761
Water Utilities – 0.7%
American States Water Co.	21,172	1,042,721
Artesian Resources Corp. Class A	5,863	221,621
California Water Service Group	20,326	775,437
Connecticut Water Service, Inc.	6,924	410,593
Middlesex Water Co.	8,816	346,204
SJW Group	15,699	888,564
York Water Co. (The)	5,174	175,399

Total Water Utilities		3,860,539
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	6,092	226,622
Spok Holdings, Inc.	64,851	995,463

Total Wireless Telecommunication Services		1,222,085
Total United States		513,158,932
TOTAL COMMON STOCKS (Cost: $439,699,480)		515,141,672
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree U.S. MidCap Earnings Fund(a)(b)
(Cost: $1,467,364)	42,482	1,582,030
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.9%
United States – 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $35,635,797)(d)	35,635,797	35,635,797
TOTAL INVESTMENTS IN SECURITIES – 106.8% (Cost: $476,802,641)		552,359,499
Other Assets less Liabilities – (6.8)%		(35,280,942)

NET ASSETS – 100.0%		$517,078,557
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $38,635,201 and the total market value of the collateral held by the Fund was $39,648,565. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,012,768.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	79

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.1%
National Presto Industries, Inc.	1,129	$120,182
Air Freight & Logistics – 0.4%
Forward Air Corp.	6,199	354,769
Airlines – 0.6%
Allegiant Travel Co.	4,475	589,357
Auto Components – 2.7%
Cooper Tire & Rubber Co.	10,384	388,362
Dana, Inc.	31,501	880,768
LCI Industries	8,094	937,690
Standard Motor Products, Inc.	5,111	246,606
Strattec Security Corp.	855	34,969
Tower International, Inc.	5,714	155,421

Total Auto Components		2,643,816
Automobiles – 0.3%
Winnebago Industries, Inc.	5,541	247,960
Banks – 5.6%
Access National Corp.	5,098	146,109
Central Pacific Financial Corp.	14,160	455,669
CVB Financial Corp.	51,590	1,246,930
Great Southern Bancorp, Inc.	4,989	277,638
Hanmi Financial Corp.	16,647	515,225
Hope Bancorp, Inc.	68,128	1,206,547
Horizon Bancorp	7,530	219,650
Independent Bank Corp.	9,300	210,645
Lakeland Financial Corp.	9,402	458,065
Live Oak Bancshares, Inc.	2,991	70,139
Old Second Bancorp, Inc.	2,645	35,575
ServisFirst Bancshares, Inc.	5,186	201,476
United Community Banks, Inc.	17,299	493,713

Total Banks		5,537,381
Beverages – 0.3%
Coca-Cola Bottling Co. Consolidated	971	209,493
MGP Ingredients, Inc.	633	38,379

Total Beverages		247,872
Building Products – 1.5%
AAON, Inc.	6,873	236,947
Apogee Enterprises, Inc.	4,708	227,208
Insteel Industries, Inc.	991	25,875
Quanex Building Products Corp.	4,316	99,052
Simpson Manufacturing Co., Inc.	11,928	584,949
Universal Forest Products, Inc.	2,863	281,032

Total Building Products		1,455,063
Capital Markets – 4.2%
Cohen & Steers, Inc.	29,447	1,162,862
Evercore, Inc. Class A	17,238	1,383,350
Financial Engines, Inc.	10,603	368,454
Moelis & Co. Class A	20,181	868,792
Pzena Investment Management, Inc. Class A	4,536	49,397
Westwood Holdings Group, Inc.	4,985	335,341

Total Capital Markets		4,168,196
Chemicals – 2.3%
American Vanguard Corp.	1,359	31,121
Balchem Corp.	2,800	227,612
Calgon Carbon Corp.	12,687	271,502
Chase Corp.	1,691	188,377
FutureFuel Corp.	14,724	231,756
Hawkins, Inc.	3,739	152,551
Innospec, Inc.	5,163	318,299
Quaker Chemical Corp.	3,160	467,522
Stepan Co.	4,866	407,090

Total Chemicals		2,295,830
Commercial Services & Supplies – 9.2%
ABM Industries, Inc.	14,263	594,910
CECO Environmental Corp.	10,423	88,178
Essendant, Inc.	16,157	212,788
Herman Miller, Inc.	19,741	708,702
HNI Corp.	14,739	611,226
Interface, Inc.	14,224	311,506
Kimball International, Inc. Class B	8,610	170,220
Knoll, Inc.	17,958	359,160
Matthews International Corp. Class A	4,797	298,613
McGrath RentCorp	10,453	457,319
Mobile Mini, Inc.	18,825	648,521
MSA Safety, Inc.	12,080	960,481
Multi-Color Corp.	735	60,233
Pitney Bowes, Inc.	114,225	1,600,292
RR Donnelley & Sons Co.	37,484	386,085
Steelcase, Inc. Class A	42,394	652,868
Tetra Tech, Inc.	7,851	365,464
U.S. Ecology, Inc.	5,537	297,891
UniFirst Corp.	267	40,450
Viad Corp.	2,864	174,418
VSE Corp.	1,057	60,101

Total Commercial Services & Supplies		9,059,426
Communications Equipment – 1.6%
ADTRAN, Inc.	17,800	427,200
InterDigital, Inc.	11,080	817,150
Plantronics, Inc.	8,251	364,859

Total Communications Equipment		1,609,209
Construction & Engineering – 0.6%
Argan, Inc.	2,446	164,494
Comfort Systems USA, Inc.	5,031	179,607
Primoris Services Corp.	7,839	230,623

Total Construction & Engineering		574,724
Construction Materials – 0.1%
United States Lime & Minerals, Inc.	821	68,964
Consumer Finance – 1.5%
FirstCash, Inc.	17,642	1,114,092
Nelnet, Inc. Class A	7,323	369,812

Total Consumer Finance		1,483,904

See Notes to Financial Statements.

80	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2017

Investments	Shares	Value
Containers & Packaging – 1.0%
Silgan Holdings, Inc.	33,298	$979,960
Distributors – 0.4%
Core-Mark Holding Co., Inc.	7,436	238,993
Weyco Group, Inc.	3,709	105,261

Total Distributors		344,254
Diversified Consumer Services – 0.5%
Capella Education Co.	3,603	252,751
Carriage Services, Inc.	2,054	52,582
Liberty Tax, Inc.	11,571	166,622

Total Diversified Consumer Services		471,955
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	2,425	40,037
Marlin Business Services Corp.	5,212	149,845

Total Diversified Financial Services		189,882
Diversified Telecommunication Services – 0.6%
ATN International, Inc.	6,395	337,017
IDT Corp. Class B	18,926	266,478

Total Diversified Telecommunication Services		603,495
Electric Utilities – 1.2%
MGE Energy, Inc.	15,143	978,238
Spark Energy, Inc. Class A	15,602	234,030

Total Electric Utilities		1,212,268
Electrical Equipment – 0.4%
Allied Motion Technologies, Inc.	687	17,409
AZZ, Inc.	4,582	223,143
Encore Wire Corp.	575	25,746
Powell Industries, Inc.	5,001	149,980

Total Electrical Equipment		416,278
Electronic Equipment, Instruments & Components – 2.1%
Badger Meter, Inc.	8,005	392,245
Dolby Laboratories, Inc. Class A	15,598	897,197
Mesa Laboratories, Inc.	408	60,923
Methode Electronics, Inc.	7,091	300,304
MTS Systems Corp.	8,094	432,624

Total Electronic Equipment, Instruments & Components		2,083,293
Energy Equipment & Services – 1.2%
Oceaneering International, Inc.	44,771	1,176,134
Equity Real Estate Investment Trusts (REITs) – 2.6%
Alexander’s, Inc.	2,164	917,731
Getty Realty Corp.	34,749	994,169
Urstadt Biddle Properties, Inc. Class A	30,387	659,398

Total Equity Real Estate Investment Trusts (REITs)		2,571,298
Food Products – 2.3%
Alico, Inc.	1,481	50,576
Dean Foods Co.	35,637	387,731
J&J Snack Foods Corp.	4,954	650,460
Sanderson Farms, Inc.	5,549	896,274
Tootsie Roll Industries, Inc.(a)	7,786	295,868

Total Food Products		2,280,909
Gas Utilities – 0.5%
Chesapeake Utilities Corp.	6,702	524,432
Health Care Equipment & Supplies – 1.4%
Abaxis, Inc.	5,302	236,734
Analogic Corp.	1,375	115,156
Atrion Corp.	353	237,216
CONMED Corp.	11,130	583,991
LeMaitre Vascular, Inc.	3,078	115,179
Utah Medical Products, Inc.	1,320	97,086

Total Health Care Equipment & Supplies		1,385,362
Health Care Providers & Services – 1.3%
Aceto Corp.	8,385	94,163
Chemed Corp.	2,497	504,519
Ensign Group, Inc. (The)	8,250	186,367
Landauer, Inc.	4,593	309,109
U.S. Physical Therapy, Inc.	2,826	173,658

Total Health Care Providers & Services		1,267,816
Health Care Technology – 0.4%
Computer Programs & Systems, Inc.(a)	11,679	345,114
Hotels, Restaurants & Leisure – 3.6%
Bloomin’ Brands, Inc.	27,324	480,902
Churchill Downs, Inc.	2,553	526,429
DineEquity, Inc.	14,520	624,070
ILG, Inc.	61,871	1,653,812
RCI Hospitality Holdings, Inc.	1,415	35,021
Ruth’s Hospitality Group, Inc.	8,229	172,397

Total Hotels, Restaurants & Leisure		3,492,631
Household Durables – 2.5%
Bassett Furniture Industries, Inc.	2,480	93,496
Ethan Allen Interiors, Inc.	10,098	327,175
Flexsteel Industries, Inc.	1,806	91,564
Hooker Furniture Corp.	2,877	137,377
KB Home	8,900	214,668
La-Z-Boy, Inc.	11,952	321,509
Lennar Corp. Class B	2,511	113,196
Libbey, Inc.	8,969	83,053
Lifetime Brands, Inc.	2,371	43,389
MDC Holdings, Inc.	32,549	1,080,952

Total Household Durables		2,506,379
Household Products – 0.7%
Oil-Dri Corp. of America	2,347	114,839
WD-40 Co.	4,872	545,177

Total Household Products		660,016
Insurance – 4.8%
AMERISAFE, Inc.	4,803	279,535
Employers Holdings, Inc.	6,995	317,923
Federated National Holding Co.	5,382	84,013
HCI Group, Inc.	7,900	302,175
Heritage Insurance Holdings, Inc.(a)	10,905	144,055
Investors Title Co.	217	38,858
National General Holdings Corp.	15,832	302,549

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2017

Investments	Shares	Value
RLI Corp.	13,019	$746,770
Safety Insurance Group, Inc.	13,362	1,019,521
Selective Insurance Group, Inc.	20,292	1,092,724
Universal Insurance Holdings, Inc.	17,463	401,649

Total Insurance		4,729,772
Internet & Catalog Retail – 2.4%
HSN, Inc.	35,802	1,398,068
Nutrisystem, Inc.	10,033	560,845
PetMed Express, Inc.(a)	12,330	408,739

Total Internet & Catalog Retail		2,367,652
IT Services – 2.3%
Convergys Corp.	30,848	798,655
CSG Systems International, Inc.	11,344	454,894
Forrester Research, Inc.	6,993	292,657
Hackett Group, Inc. (The)	9,447	143,500
TeleTech Holdings, Inc.	13,870	579,073

Total IT Services		2,268,779
Leisure Products – 0.7%
Escalade, Inc.	1,786	24,290
Marine Products Corp.	7,368	118,256
Sturm Ruger & Co., Inc.(a)	10,798	558,257

Total Leisure Products		700,803
Machinery – 7.9%
Alamo Group, Inc.	909	97,599
Albany International Corp. Class A	6,692	384,121
Altra Industrial Motion Corp.	6,463	310,870
American Railcar Industries, Inc.	10,942	422,361
Barnes Group, Inc.	9,707	683,761
Briggs & Stratton Corp.	17,937	421,520
CIRCOR International, Inc.	588	32,005
Columbus McKinnon Corp.	1,992	75,437
Douglas Dynamics, Inc.	10,624	418,586
ESCO Technologies, Inc.	2,374	142,321
Federal Signal Corp.	17,019	362,164
Franklin Electric Co., Inc.	7,267	325,925
FreightCar America, Inc.	4,634	90,641
Gorman-Rupp Co. (The)	6,140	199,980
Graham Corp.	2,460	51,242
Greenbrier Cos., Inc. (The)(a)	9,450	455,018
Hillenbrand, Inc.	22,757	884,109
Hyster-Yale Materials Handling, Inc.	3,560	272,126
John Bean Technologies Corp.	2,190	221,409
Kadant, Inc.	2,155	212,375
Lindsay Corp.	2,331	214,219
Mueller Industries, Inc.	9,501	332,060
Mueller Water Products, Inc. Class A	22,879	292,851
NN, Inc.	6,927	200,883
Park-Ohio Holdings Corp.	2,393	109,121
Standex International Corp.	1,410	149,742
Sun Hydraulics Corp.	3,848	207,792
Tennant Co.	3,243	214,687

Total Machinery		7,784,925
Marine – 0.4%
Matson, Inc.	13,831	389,758
Media – 2.9%
AMC Entertainment Holdings, Inc. Class A(a)	9,498	139,621
Entravision Communications Corp. Class A	21,412	122,048
John Wiley & Sons, Inc. Class A	18,797	1,005,639
New York Times Co. (The) Class A	32,773	642,351
Saga Communications, Inc. Class A	1,181	53,854
Scholastic Corp.	7,732	287,630
Viacom, Inc. Class A(a)	16,564	607,899

Total Media		2,859,042
Metals & Mining – 2.9%
Carpenter Technology Corp.	19,316	927,747
Compass Minerals International, Inc.(a)	26,721	1,734,193
Materion Corp.	4,299	185,502

Total Metals & Mining		2,847,442
Multiline Retail – 0.7%
Big Lots, Inc.	12,277	657,679
Paper & Forest Products – 3.1%
KapStone Paper and Packaging Corp.	40,558	871,591
Neenah Paper, Inc.	6,376	545,467
PH Glatfelter Co.	21,408	416,386
Schweitzer-Mauduit International, Inc.	28,226	1,170,250

Total Paper & Forest Products		3,003,694
Personal Products – 1.0%
Inter Parfums, Inc.	13,514	557,452
Medifast, Inc.	6,602	391,961

Total Personal Products		949,413
Professional Services – 1.7%
Barrett Business Services, Inc.	1,675	94,688
CRA International, Inc.	2,146	88,093
Exponent, Inc.	4,730	349,547
Insperity, Inc.	4,892	430,496
Kforce, Inc.	9,071	183,234
Korn/Ferry International	12,358	487,276

Total Professional Services		1,633,334
Road & Rail – 0.7%
ArcBest Corp.	4,126	138,015
Heartland Express, Inc.	5,200	130,416
Universal Logistics Holdings, Inc.	1,707	34,908
Werner Enterprises, Inc.	10,320	377,196

Total Road & Rail		680,535
Semiconductors & Semiconductor Equipment – 1.4%
Cabot Microelectronics Corp.	6,524	521,463
Power Integrations, Inc.	5,057	370,172
Xperi Corp.	20,712	524,014

Total Semiconductors & Semiconductor Equipment		1,415,649
Software – 0.6%
Ebix, Inc.	3,702	241,556
Monotype Imaging Holdings, Inc.	20,145	387,791

Total Software		629,347

See Notes to Financial Statements.

82	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2017

Investments	Shares	Value
Specialty Retail – 6.1%
Aaron’s, Inc.	4,371	$190,707
Big 5 Sporting Goods Corp.(a)	12,693	97,102
Buckle, Inc. (The)(a)	33,960	572,226
Caleres, Inc.	6,106	186,355
Cato Corp. (The) Class A	19,164	253,540
Chico’s FAS, Inc.	44,635	399,483
Children’s Place, Inc. (The)	2,335	275,880
Citi Trends, Inc.	3,323	66,028
DSW, Inc. Class A	42,271	907,981
Finish Line, Inc. (The) Class A	11,998	144,336
GameStop Corp. Class A	75,164	1,552,888
Group 1 Automotive, Inc.	4,322	313,172
Lithia Motors, Inc. Class A	4,198	505,061
Monro, Inc.	6,853	384,111
Shoe Carnival, Inc.	3,064	68,572
Sonic Automotive, Inc. Class A	5,133	104,713

Total Specialty Retail		6,022,155
Textiles, Apparel & Luxury Goods – 1.1%
Culp, Inc.	1,648	53,972
Movado Group, Inc.	4,818	134,904
Oxford Industries, Inc.	5,166	328,248
Superior Uniform Group, Inc.	4,277	97,943
Wolverine World Wide, Inc.	17,141	494,518

Total Textiles, Apparel & Luxury Goods		1,109,585
Thrifts & Mortgage Finance – 0.3%
Federal Agricultural Mortgage Corp. Class C	3,686	268,120
Hingham Institution for Savings	345	65,643

Total Thrifts & Mortgage Finance		333,763
Tobacco – 1.1%
Universal Corp.	18,464	1,057,987
Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	11,697	769,662
GATX Corp.	17,193	1,058,401
Kaman Corp.	6,460	360,339

Total Trading Companies & Distributors		2,188,402
Water Utilities – 1.1%
American States Water Co.	17,766	874,975
York Water Co. (The)	4,840	164,076

Total Water Utilities		1,039,051
Wireless Telecommunication Services – 0.5%
Shenandoah Telecommunications Co.	9,258	344,397
Spok Holdings, Inc.	11,251	172,703

Total Wireless Telecommunication Services		517,100
TOTAL COMMON STOCKS (Cost: $92,639,085)		98,153,996
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $3,228,077)(c)	3,228,077	3,228,077
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $95,867,162)		101,382,073
Other Assets less Liabilities – (3.1)%		(3,088,478)

NET ASSETS – 100.0%		$98,293,595
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $4,941,255 and the total market value of the collateral held by the Fund was $5,039,557. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,811,480.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	83

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.7%
Boeing Co. (The)	21,280	$5,409,589
Cubic Corp.	869	44,319
Curtiss-Wright Corp.	550	57,497
General Dynamics Corp.	6,564	1,349,427
Huntington Ingalls Industries, Inc.	952	215,571
L3 Technologies, Inc.	1,848	348,219
Lockheed Martin Corp.	10,217	3,170,233
Northrop Grumman Corp.	3,364	967,890
Orbital ATK, Inc.	995	132,494
Raytheon Co.	7,098	1,324,345
Rockwell Collins, Inc.	2,965	387,555
United Technologies Corp.	24,154	2,803,796

Total Aerospace & Defense		16,210,935
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	3,931	299,149
Expeditors International of Washington, Inc.	3,967	237,465
FedEx Corp.	2,638	595,080
United Parcel Service, Inc. Class B	22,467	2,698,062

Total Air Freight & Logistics		3,829,756
Airlines – 0.3%
Alaska Air Group, Inc.	2,601	198,378
American Airlines Group, Inc.	5,311	252,220
Delta Air Lines, Inc.	14,374	693,114
Southwest Airlines Co.	6,266	350,771

Total Airlines		1,494,483
Auto Components – 0.1%
BorgWarner, Inc.	3,692	189,141
Cooper Tire & Rubber Co.	798	29,845
Gentex Corp.	8,090	160,182
Goodyear Tire & Rubber Co. (The)	4,559	151,587
LCI Industries	593	68,699
Lear Corp.	939	162,522

Total Auto Components		761,976
Automobiles – 1.0%
Ford Motor Co.	220,290	2,636,871
General Motors Co.	76,316	3,081,640
Harley-Davidson, Inc.	5,019	241,966
Thor Industries, Inc.	1,112	140,012

Total Automobiles		6,100,489
Banks – 6.8%
American National Bankshares, Inc.	985	40,582
Arrow Financial Corp.	1,801	61,859
Associated Banc-Corp.	5,900	143,075
Banc of California, Inc.(a)	3,581	74,306
Bank of America Corp.	161,696	4,097,377
Bank of Hawaii Corp.	722	60,186
Bank of the Ozarks, Inc.	2,377	114,215
BankUnited, Inc.	3,796	135,024
Bar Harbor Bankshares	1,101	34,527
BB&T Corp.	24,952	1,171,247
BOK Financial Corp.	2,520	224,482
Cathay General Bancorp	3,267	131,333
Century Bancorp, Inc. Class A	547	43,815
Chemical Financial Corp.	1,537	80,324
CIT Group, Inc.	3,532	173,245
Citigroup, Inc.	37,569	2,732,769
Citizens Financial Group, Inc.	8,872	335,983
City Holding Co.	719	51,703
CNB Financial Corp.	1,405	38,385
CoBiz Financial, Inc.	3,031	59,529
Columbia Banking System, Inc.	2,625	110,539
Comerica, Inc.	3,065	233,737
Commerce Bancshares, Inc.	1,020	58,925
Community Bank System, Inc.	1,442	79,670
Community Trust Bancorp, Inc.	1,678	78,027
Cullen/Frost Bankers, Inc.	2,234	212,051
CVB Financial Corp.	4,995	120,729
East West Bancorp, Inc.	3,738	223,458
Enterprise Bancorp, Inc.	1,053	38,234
Evans Bancorp, Inc.	792	34,214
Farmers Capital Bank Corp.	837	35,196
Fidelity Southern Corp.	2,452	57,965
Fifth Third Bancorp	19,204	537,328
First Bancorp	2,119	72,915
First Business Financial Services, Inc.	966	21,977
First Commonwealth Financial Corp.	5,752	81,276
First Community Bancshares, Inc.	2,213	64,420
First Connecticut Bancorp, Inc.	1,444	38,627
First Financial Bankshares, Inc.	1,429	64,591
First Financial Corp.	2,437	116,001
First Hawaiian, Inc.	3,423	103,683
First Horizon National Corp.	6,495	124,379
First Republic Bank	1,629	170,165
FNB Corp.	10,424	146,249
Fulton Financial Corp.	7,622	142,912
Glacier Bancorp, Inc.	3,467	130,914
Hancock Holding Co.	1,271	61,580
Home BancShares, Inc.	3,132	78,982
Horizon Bancorp	1,377	40,167
Huntington Bancshares, Inc.	33,649	469,740
Iberiabank Corp.	1,500	123,225
Investors Bancorp, Inc.	9,178	125,188
JPMorgan Chase & Co.	99,681	9,520,532
KeyCorp	24,816	467,037
M&T Bank Corp.	3,478	560,097
Macatawa Bank Corp.	4,008	41,122
MB Financial, Inc.	2,678	120,564
MidSouth Bancorp, Inc.	2,399	28,908
MidWestOne Financial Group, Inc.	1,679	56,683
Old National Bancorp	7,752	141,862
Pacific Continental Corp.	2,954	79,610
PacWest Bancorp	6,320	319,223
Park National Corp.	1,129	121,921

See Notes to Financial Statements.

84	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Park Sterling Corp.	6,031	$74,905
Peapack Gladstone Financial Corp.	1,126	37,991
Penns Woods Bancorp, Inc.	1,101	51,163
People’s United Financial, Inc.	13,859	251,402
Peoples Bancorp, Inc.	2,193	73,663
PNC Financial Services Group, Inc. (The)	11,279	1,520,071
Prosperity Bancshares, Inc.	2,317	152,296
QCR Holdings, Inc.	1,716	78,078
Regions Financial Corp.	28,143	428,618
Sierra Bancorp	1,324	35,947
Southern National Bancorp of Virginia, Inc.	2,482	42,169
SunTrust Banks, Inc.	11,473	685,741
Synovus Financial Corp.	2,836	130,626
TCF Financial Corp.	4,802	81,826
U.S. Bancorp	44,253	2,371,518
UMB Financial Corp.	1,592	118,588
Umpqua Holdings Corp.	10,948	213,595
United Bankshares, Inc.	3,639	135,189
Univest Corp. of Pennsylvania	2,969	95,008
Valley National Bancorp	12,029	144,949
Webster Financial Corp.	1,034	54,337
Wells Fargo & Co.	164,039	9,046,751
West Bancorporation, Inc.	2,370	57,828

Total Banks		41,140,848
Beverages – 2.7%
Brown-Forman Corp. Class A	5,364	298,721
Brown-Forman Corp. Class B	3,755	203,897
Coca-Cola Bottling Co. Consolidated	540	116,505
Coca-Cola Co. (The)	178,236	8,022,402
Constellation Brands, Inc. Class A	2,885	575,413
Dr. Pepper Snapple Group, Inc.	6,629	586,468
Molson Coors Brewing Co. Class B	3,845	313,906
PepsiCo, Inc.	52,372	5,835,812

Total Beverages		15,953,124
Biotechnology – 2.6%
AbbVie, Inc.	83,443	7,414,745
Amgen, Inc.	25,678	4,787,663
Gilead Sciences, Inc.	42,511	3,444,241

Total Biotechnology		15,646,649
Building Products – 0.1%
A.O. Smith Corp.	2,604	154,756
AAON, Inc.	1,340	46,196
Fortune Brands Home & Security, Inc.	2,445	164,377
Lennox International, Inc.	683	122,237
Masco Corp.	5,158	201,214
Owens Corning	2,420	187,187

Total Building Products		875,967
Capital Markets – 2.8%
Ameriprise Financial, Inc.	4,823	716,264
Artisan Partners Asset Management, Inc. Class A	4,013	130,824
Bank of New York Mellon Corp. (The)	19,986	1,059,658
BGC Partners, Inc. Class A	21,256	307,574
BlackRock, Inc.	4,750	2,123,677
CBOE Holdings, Inc.	1,631	175,545
Charles Schwab Corp. (The)	11,731	513,114
CME Group, Inc.	8,063	1,093,988
Cohen & Steers, Inc.	1,662	65,632
Eaton Vance Corp.	3,796	187,409
Evercore, Inc. Class A	1,210	97,103
FactSet Research Systems, Inc.	696	125,357
Federated Investors, Inc. Class B	4,855	144,194
Franklin Resources, Inc.	13,499	600,840
Goldman Sachs Group, Inc. (The)	5,244	1,243,824
Greenhill & Co., Inc.	3,008	49,933
Houlihan Lokey, Inc.	1,985	77,673
Intercontinental Exchange, Inc.	8,134	558,806
Legg Mason, Inc.	3,440	135,226
LPL Financial Holdings, Inc.	3,571	184,156
Manning & Napier, Inc.	2,959	11,688
Moody’s Corp.	3,518	489,741
Morgan Stanley	41,771	2,012,109
MSCI, Inc.	2,190	256,011
Nasdaq, Inc.	3,992	309,659
Northern Trust Corp.	4,953	455,329
Oppenheimer Holdings, Inc. Class A	1,495	25,938
Raymond James Financial, Inc.	2,401	202,476
S&P Global, Inc.	4,000	625,240
SEI Investments Co.	2,629	160,527
Silvercrest Asset Management Group, Inc. Class A	2,012	29,275
State Street Corp.	8,777	838,555
T. Rowe Price Group, Inc.	9,083	823,374
TD Ameritrade Holding Corp.	11,043	538,898
Virtu Financial, Inc. Class A(a)	4,145	67,149
Waddell & Reed Financial, Inc. Class A	8,802	176,656

Total Capital Markets		16,613,422
Chemicals – 2.4%
A. Schulman, Inc.	1,728	59,011
Air Products & Chemicals, Inc.	6,053	915,335
Albemarle Corp.	2,122	289,250
Ashland Global Holdings, Inc.	1,040	68,006
Cabot Corp.	2,252	125,662
Celanese Corp. Series A	3,206	334,290
CF Industries Holdings, Inc.	11,347	398,960
Chemours Co. (The)	1,545	78,192
DowDuPont, Inc.	71,611	4,957,630
Eastman Chemical Co.	5,057	457,608
Ecolab, Inc.	5,057	650,381
FMC Corp.	2,428	216,845
FutureFuel Corp.	3,688	58,049
Huntsman Corp.	8,300	227,586
International Flavors & Fragrances, Inc.	1,951	278,817
Kronos Worldwide, Inc.	7,215	164,718
Monsanto Co.	12,061	1,445,149
Mosaic Co. (The)	15,163	327,369
NewMarket Corp.	366	155,824
Olin Corp.	7,118	243,791

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
PPG Industries, Inc.	5,219	$567,097
Praxair, Inc.	8,437	1,178,986
Rayonier Advanced Materials, Inc.	2,609	35,743
RPM International, Inc.	4,067	208,800
Scotts Miracle-Gro Co. (The)	1,835	178,619
Sensient Technologies Corp.	1,326	101,996
Sherwin-Williams Co. (The)	1,403	502,330
Valhi, Inc.	18,172	44,158
Westlake Chemical Corp.	2,521	209,470

Total Chemicals		14,479,672
Commercial Services & Supplies – 0.6%
CECO Environmental Corp.	3,387	28,654
Cintas Corp.	2,273	327,949
Covanta Holding Corp.	11,700	173,745
Deluxe Corp.	1,557	113,599
Ennis, Inc.	2,052	40,322
Healthcare Services Group, Inc.	2,737	147,716
HNI Corp.	1,692	70,167
KAR Auction Services, Inc.	5,306	253,308
Mobile Mini, Inc.	2,385	82,163
MSA Safety, Inc.	1,763	140,176
Pitney Bowes, Inc.	11,061	154,965
Republic Services, Inc.	10,354	683,985
Rollins, Inc.	4,574	211,044
RR Donnelley & Sons Co.	3,417	35,195
Waste Management, Inc.	13,189	1,032,303
West Corp.	4,613	108,267

Total Commercial Services & Supplies		3,603,558
Communications Equipment – 1.4%
Black Box Corp.	2,456	7,982
Brocade Communications Systems, Inc.	9,374	112,019
Cisco Systems, Inc.	213,598	7,183,301
Comtech Telecommunications Corp.	5,074	104,169
Harris Corp.	3,117	410,447
Juniper Networks, Inc.	6,975	194,114
Motorola Solutions, Inc.	4,604	390,742

Total Communications Equipment		8,402,774
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	1,354	48,338
EMCOR Group, Inc.	567	39,338
Fluor Corp.	2,798	117,796
KBR, Inc.	4,597	82,194

Total Construction & Engineering		287,666
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	721	148,692
Vulcan Materials Co.	1,087	130,005

Total Construction Materials		278,697
Consumer Finance – 0.7%
Ally Financial, Inc.	9,448	229,208
American Express Co.	19,479	1,762,070
Capital One Financial Corp.	10,411	881,395
Discover Financial Services	8,023	517,323
Navient Corp.	13,965	209,754
Nelnet, Inc. Class A	783	39,542
Synchrony Financial	14,290	443,705

Total Consumer Finance		4,082,997
Containers & Packaging – 0.5%
AptarGroup, Inc.	1,598	137,923
Avery Dennison Corp.	2,497	245,555
Ball Corp.	3,546	146,450
Bemis Co., Inc.	3,423	155,986
Graphic Packaging Holding Co.	9,237	128,856
Greif, Inc. Class A	2,247	131,539
International Paper Co.	17,445	991,225
Packaging Corp. of America	3,579	410,440
Sealed Air Corp.	3,405	145,462
Sonoco Products Co.	4,278	215,825
WestRock Co.	9,777	554,649

Total Containers & Packaging		3,263,910
Distributors – 0.1%
Genuine Parts Co.	4,707	450,225
Pool Corp.	812	87,834
Weyco Group, Inc.	898	25,485

Total Distributors		563,544
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,265	30,322
H&R Block, Inc.	10,365	274,465
Liberty Tax, Inc.	1,130	16,272
Service Corp. International	5,401	186,335

Total Diversified Consumer Services		507,394
Diversified Financial Services – 0.0%
Leucadia National Corp.	5,485	138,496
Marlin Business Services Corp.	1,479	42,521

Total Diversified Financial Services		181,017
Diversified Telecommunication Services – 4.5%
AT&T, Inc.	369,671	14,480,013
CenturyLink, Inc.(a)	62,017	1,172,121
Cogent Communications Holdings, Inc.	3,040	148,656
Consolidated Communications Holdings, Inc.	4,802	91,622
Frontier Communications Corp.(a)	11,063	130,433
Verizon Communications, Inc.	225,636	11,166,726

Total Diversified Telecommunication Services		27,189,571
Electric Utilities – 3.7%
ALLETE, Inc.	2,685	207,524
Alliant Energy Corp.	9,775	406,347
American Electric Power Co., Inc.	22,884	1,607,372
Avangrid, Inc.	18,576	880,874
Duke Energy Corp.	38,438	3,225,717
Edison International	10,641	821,166
El Paso Electric Co.	2,620	144,755
Entergy Corp.	11,518	879,515
Eversource Energy	12,959	783,242

See Notes to Financial Statements.

86	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Exelon Corp.	41,176	$1,551,100
FirstEnergy Corp.	24,219	746,672
Great Plains Energy, Inc.	10,455	316,787
Hawaiian Electric Industries, Inc.	5,066	169,052
IDACORP, Inc.	2,240	196,963
NextEra Energy, Inc.	17,765	2,603,461
OGE Energy Corp.	9,848	354,823
Otter Tail Corp.	3,106	134,645
PG&E Corp.	20,113	1,369,494
Pinnacle West Capital Corp.	4,850	410,116
PNM Resources, Inc.	3,958	159,507
Portland General Electric Co.	3,360	153,350
PPL Corp.	36,946	1,402,101
Southern Co. (The)	56,348	2,768,941
Westar Energy, Inc.	4,960	246,016
Xcel Energy, Inc.	20,542	972,047

Total Electric Utilities		22,511,587
Electrical Equipment – 0.5%
AMETEK, Inc.	2,284	150,835
Emerson Electric Co.	26,258	1,650,053
General Cable Corp.	2,922	55,080
Hubbell, Inc.	1,885	218,698
Rockwell Automation, Inc.	3,586	639,061

Total Electrical Equipment		2,713,727
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	3,803	321,886
Avnet, Inc.	2,444	96,049
AVX Corp.	7,998	145,804
CDW Corp.	2,404	158,664
Cognex Corp.	711	78,409
Corning, Inc.	26,342	788,153
CTS Corp.	1,681	40,512
Daktronics, Inc.	3,041	32,143
FLIR Systems, Inc.	3,185	123,928
Jabil, Inc.	4,264	121,737
National Instruments Corp.	5,429	228,941
Park Electrochemical Corp.	1,509	27,917

Total Electronic Equipment, Instruments & Components		2,164,143
Energy Equipment & Services – 0.2%
Archrock, Inc.	3,354	42,093
Baker Hughes Co.	5,495	201,227
Gulf Island Fabrication, Inc.	2,662	33,807
Halliburton Co.	14,362	661,083
Helmerich & Payne, Inc.(a)	4,632	241,374
National Oilwell Varco, Inc.	3,277	117,087
Oceaneering International, Inc.	4,078	107,129

Total Energy Equipment & Services		1,403,800
Equity Real Estate Investment Trusts (REITs) – 7.7%
Acadia Realty Trust	3,976	113,793
Agree Realty Corp.	2,092	102,675
Alexander’s, Inc.	237	100,509
Alexandria Real Estate Equities, Inc.	2,716	323,123
American Assets Trust, Inc.	2,152	85,585
American Campus Communities, Inc.	5,664	250,066
American Homes 4 Rent Class A	3,876	84,148
American Tower Corp.	11,058	1,511,407
Apartment Investment & Management Co. Class A	6,007	263,467
Apple Hospitality REIT, Inc.	16,970	320,903
Armada Hoffler Properties, Inc.	4,834	66,758
Ashford Hospitality Prime, Inc.	5,021	47,700
Ashford Hospitality Trust, Inc.	10,958	73,090
AvalonBay Communities, Inc.	5,238	934,564
Boston Properties, Inc.	3,760	462,029
Brandywine Realty Trust	9,310	162,832
Brixmor Property Group, Inc.	15,776	296,589
Camden Property Trust	3,946	360,862
CBL & Associates Properties, Inc.(a)	18,199	152,690
Cedar Realty Trust, Inc.	10,822	60,820
Chesapeake Lodging Trust	5,414	146,016
Colony NorthStar, Inc. Class A	33,279	417,984
Columbia Property Trust, Inc.	9,615	209,319
CoreCivic, Inc.	12,740	341,050
CorEnergy Infrastructure Trust, Inc.(a)	2,433	86,007
CoreSite Realty Corp.	1,322	147,932
Corporate Office Properties Trust	5,739	188,411
Cousins Properties, Inc.	19,618	183,232
Crown Castle International Corp.	19,828	1,982,403
CubeSmart	7,532	195,531
CyrusOne, Inc.	3,741	220,457
DCT Industrial Trust, Inc.	3,507	203,125
DDR Corp.	22,512	206,210
DiamondRock Hospitality Co.	10,577	115,818
Digital Realty Trust, Inc.	9,979	1,180,815
Douglas Emmett, Inc.	5,413	213,380
Duke Realty Corp.	13,445	387,485
EastGroup Properties, Inc.	2,094	184,523
Education Realty Trust, Inc.	3,925	141,025
EPR Properties	4,375	305,112
Equinix, Inc.	1,731	772,545
Equity LifeStyle Properties, Inc.	2,839	241,542
Equity Residential	14,173	934,426
Essex Property Trust, Inc.	2,276	578,172
Extra Space Storage, Inc.	6,339	506,613
Farmland Partners, Inc.(a)	4,820	43,573
Federal Realty Investment Trust	2,320	288,167
First Industrial Realty Trust, Inc.	4,585	137,963
Forest City Realty Trust, Inc. Class A	4,482	114,336
Four Corners Property Trust, Inc.	2,324	57,914
Gaming and Leisure Properties, Inc.	19,741	728,245
GEO Group, Inc. (The)	10,105	271,824
Getty Realty Corp.	3,683	105,371
GGP, Inc.	39,054	811,152
Gladstone Commercial Corp.	4,798	106,851
Global Net Lease, Inc.	6,907	151,194
Government Properties Income Trust	7,873	147,776
Gramercy Property Trust	10,159	307,310

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
HCP, Inc.	28,438	$791,430
Healthcare Realty Trust, Inc.	5,668	183,303
Healthcare Trust of America, Inc. Class A	7,296	217,421
Highwoods Properties, Inc.	4,464	232,530
Hospitality Properties Trust	13,598	387,407
Host Hotels & Resorts, Inc.	37,032	684,722
Hudson Pacific Properties, Inc.	4,135	138,647
Iron Mountain, Inc.	20,093	781,618
Kilroy Realty Corp.	2,570	182,778
Kimco Realty Corp.	21,627	422,808
Kite Realty Group Trust	5,974	120,974
Lamar Advertising Co. Class A	4,754	325,792
LaSalle Hotel Properties	8,074	234,307
Lexington Realty Trust	20,306	207,527
Liberty Property Trust	9,043	371,306
Life Storage, Inc.	3,216	263,101
LTC Properties, Inc.	2,987	140,329
Macerich Co. (The)	7,901	434,318
Mack-Cali Realty Corp.	4,282	101,526
Medical Properties Trust, Inc.	28,905	379,523
Mid-America Apartment Communities, Inc.	3,563	380,813
National Health Investors, Inc.	2,582	199,563
National Retail Properties, Inc.	7,400	308,284
New Senior Investment Group, Inc.	10,726	98,143
NexPoint Residential Trust, Inc.	1,947	46,202
Omega Healthcare Investors, Inc.	18,626	594,356
Outfront Media, Inc.	9,823	247,343
Paramount Group, Inc.	8,167	130,672
Pebblebrook Hotel Trust(a)	4,678	169,063
Pennsylvania Real Estate Investment Trust	5,356	56,184
Physicians Realty Trust	8,655	153,453
Piedmont Office Realty Trust, Inc. Class A	7,949	160,252
Potlatch Corp.	2,644	134,844
Prologis, Inc.	20,964	1,330,375
PS Business Parks, Inc.	1,265	168,878
Public Storage	7,805	1,670,192
QTS Realty Trust, Inc. Class A	1,973	103,306
Ramco-Gershenson Properties Trust	6,017	78,281
Rayonier, Inc.	5,781	167,013
Realty Income Corp.	13,624	779,157
Regency Centers Corp.	6,635	411,635
Retail Opportunity Investments Corp.	6,044	114,896
Retail Properties of America, Inc. Class A	13,696	179,828
RLJ Lodging Trust	11,724	257,928
Ryman Hospitality Properties, Inc.	3,028	189,220
Sabra Health Care REIT, Inc.	16,039	351,896
Select Income REIT	9,346	218,883
Senior Housing Properties Trust	24,450	477,997
Simon Property Group, Inc.	13,987	2,252,047
SL Green Realty Corp.	3,245	328,783
Spirit Realty Capital, Inc.	37,888	324,700
STAG Industrial, Inc.	6,462	177,511
Starwood Waypoint Homes	4,283	155,773
STORE Capital Corp.	9,275	230,669
Summit Hotel Properties, Inc.	6,210	99,298
Sun Communities, Inc.	3,259	279,231
Tanger Factory Outlet Centers, Inc.	4,553	111,184
Taubman Centers, Inc.	2,470	122,759
UDR, Inc.	11,247	427,723
UMH Properties, Inc.	5,112	79,492
Uniti Group, Inc.	18,800	275,608
Urban Edge Properties	5,301	127,860
Ventas, Inc.	20,133	1,311,262
VEREIT, Inc.	78,009	646,695
Vornado Realty Trust	5,625	432,450
W.P. Carey, Inc.	8,493	572,343
Washington Prime Group, Inc.	22,114	184,210
Washington Real Estate Investment Trust	4,839	158,526
Weingarten Realty Investors	6,532	207,326
Welltower, Inc.	23,610	1,659,311
Weyerhaeuser Co.	34,710	1,181,181
Xenia Hotels & Resorts, Inc.	8,361	175,999

Total Equity Real Estate Investment Trusts (REITs)		46,436,384
Food & Staples Retailing – 2.5%
Casey’s General Stores, Inc.	469	51,332
Costco Wholesale Corp.	6,024	989,683
CVS Health Corp.	28,306	2,301,844
Kroger Co. (The)	16,026	321,482
SpartanNash Co.	1,280	33,754
Sysco Corp.	17,495	943,855
Village Super Market, Inc. Class A	5,243	129,712
Wal-Mart Stores, Inc.	108,267	8,459,983
Walgreens Boots Alliance, Inc.	22,975	1,774,129

Total Food & Staples Retailing		15,005,774
Food Products – 2.0%
Alico, Inc.	970	33,126
Archer-Daniels-Midland Co.	18,320	778,783
B&G Foods, Inc.(a)	2,986	95,104
Bob Evans Farms, Inc.	2,106	163,236
Campbell Soup Co.	8,944	418,758
Conagra Brands, Inc.	14,003	472,461
Flowers Foods, Inc.	8,900	167,409
General Mills, Inc.	21,857	1,131,318
Hershey Co. (The)	5,709	623,252
Hormel Foods Corp.	16,365	525,971
Ingredion, Inc.	1,622	195,678
J.M. Smucker Co. (The)	3,295	345,744
Kellogg Co.	13,140	819,542
Kraft Heinz Co. (The)	44,336	3,438,257
Lancaster Colony Corp.	819	98,378
McCormick & Co., Inc. Non-Voting Shares	3,818	391,880
Mondelez International, Inc. Class A	34,281	1,393,866
Pinnacle Foods, Inc.	5,143	294,025
Snyder’s-Lance, Inc.	2,623	100,041
Tyson Foods, Inc. Class A	5,166	363,945

Total Food Products		11,850,774

See Notes to Financial Statements.

88	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Gas Utilities – 0.3%
Atmos Energy Corp.	3,426	$287,236
Chesapeake Utilities Corp.	519	40,612
National Fuel Gas Co.	3,092	175,038
New Jersey Resources Corp.	2,500	105,375
Northwest Natural Gas Co.	2,097	135,047
ONE Gas, Inc.	1,749	128,796
South Jersey Industries, Inc.	4,074	140,675
Southwest Gas Holdings, Inc.	1,079	83,752
Spire, Inc.	2,287	170,725
UGI Corp.	5,016	235,050
WGL Holdings, Inc.	2,256	189,955

Total Gas Utilities		1,692,261
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	52,656	2,809,724
Baxter International, Inc.	7,783	488,383
Becton, Dickinson and Co.	4,574	896,275
C.R. Bard, Inc.	556	178,198
CONMED Corp.	2,323	121,888
Cooper Cos., Inc. (The)	158	37,464
Danaher Corp.	5,617	481,826
Dentsply Sirona, Inc.	935	55,923
ResMed, Inc.	4,095	315,151
Stryker Corp.	6,045	858,511
Teleflex, Inc.	726	175,670
Zimmer Biomet Holdings, Inc.	2,323	272,000

Total Health Care Equipment & Supplies		6,691,013
Health Care Providers & Services – 1.3%
Aetna, Inc.	3,347	532,206
AmerisourceBergen Corp.	5,032	416,398
Anthem, Inc.	5,568	1,057,252
Cardinal Health, Inc.	9,643	645,310
Chemed Corp.	203	41,016
Cigna Corp.	210	39,257
HealthSouth Corp.	3,112	144,241
Humana, Inc.	1,130	275,302
Landauer, Inc.	680	45,764
McKesson Corp.	2,154	330,876
National HealthCare Corp.	1,072	67,075
Patterson Cos., Inc.	3,550	137,208
Quest Diagnostics, Inc.	3,411	319,406
UnitedHealth Group, Inc.	18,476	3,618,525

Total Health Care Providers & Services		7,669,836
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	1,827	53,988
Hotels, Restaurants & Leisure – 2.5%
Aramark	3,623	147,130
Brinker International, Inc.	1,879	59,865
Cheesecake Factory, Inc. (The)	1,035	43,594
Choice Hotels International, Inc.	1,292	82,559
Churchill Downs, Inc.	279	57,530
Cracker Barrel Old Country Store, Inc.(a)	833	126,299
Darden Restaurants, Inc.	4,529	356,795
Domino’s Pizza, Inc.	629	124,888
Dunkin’ Brands Group, Inc.	2,601	138,061
Hilton Worldwide Holdings, Inc.	4,737	328,985
ILG, Inc.	5,422	144,930
Las Vegas Sands Corp.	51,531	3,306,229
Marriott International, Inc. Class A	7,148	788,139
McDonald’s Corp.	31,713	4,968,793
Six Flags Entertainment Corp.	4,599	280,263
Starbucks Corp.	30,273	1,625,963
Texas Roadhouse, Inc.	2,216	108,894
Vail Resorts, Inc.	985	224,698
Wendy’s Co. (The)	7,597	117,981
Wyndham Worldwide Corp.	3,508	369,778
Wynn Resorts Ltd.	2,654	395,234
Yum! Brands, Inc.	14,227	1,047,249

Total Hotels, Restaurants & Leisure		14,843,857
Household Durables – 0.3%
CSS Industries, Inc.	1,039	29,944
D.R. Horton, Inc.	6,645	265,335
Ethan Allen Interiors, Inc.	1,384	44,842
Leggett & Platt, Inc.	5,011	239,175
Lifetime Brands, Inc.	1,853	33,910
MDC Holdings, Inc.	3,582	118,958
Newell Brands, Inc.	9,878	421,494
PulteGroup, Inc.	7,792	212,955
Tupperware Brands Corp.	2,934	181,380
Whirlpool Corp.	2,142	395,071

Total Household Durables		1,943,064
Household Products – 2.4%
Church & Dwight Co., Inc.	7,312	354,266
Clorox Co. (The)	5,292	698,068
Colgate-Palmolive Co.	27,381	1,994,706
Energizer Holdings, Inc.	1,855	85,423
Kimberly-Clark Corp.	13,887	1,634,222
Oil-Dri Corp. of America	680	33,272
Procter & Gamble Co. (The)	105,879	9,632,872
Spectrum Brands Holdings, Inc.	996	105,496

Total Household Products		14,538,325
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	30,787	339,273
NRG Energy, Inc.	5,044	129,076
NRG Yield, Inc. Class C	3,185	61,470
Pattern Energy Group, Inc.	9,383	226,130

Total Independent Power & Renewable Electricity Producers		755,949
Industrial Conglomerates – 2.5%
3M Co.	18,217	3,823,748
Carlisle Cos., Inc.	1,088	109,116
General Electric Co.	316,457	7,651,930
Honeywell International, Inc.	21,684	3,073,490
Roper Technologies, Inc.	987	240,236

Total Industrial Conglomerates		14,898,520

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Insurance – 2.7%
Aflac, Inc.	13,220	$1,075,976
Allstate Corp. (The)	8,303	763,129
American Financial Group, Inc.	1,734	179,382
American International Group, Inc.	25,415	1,560,227
American National Insurance Co.	495	58,450
AmTrust Financial Services, Inc.	5,626	75,726
Arthur J. Gallagher & Co.	6,724	413,862
Assurant, Inc.	1,764	168,497
Brown & Brown, Inc.	2,745	132,282
Cincinnati Financial Corp.	5,243	401,457
CNA Financial Corp.	9,367	470,692
CNO Financial Group, Inc.	4,360	101,762
Donegal Group, Inc. Class A	3,981	64,214
EMC Insurance Group, Inc.	1,152	32,429
Erie Indemnity Co. Class A	1,537	185,316
FBL Financial Group, Inc. Class A	707	52,672
First American Financial Corp.	5,143	256,996
FNF Group	9,900	469,854
Hanover Insurance Group, Inc. (The)	1,419	137,544
Hartford Financial Services Group, Inc. (The)	8,868	491,553
Lincoln National Corp.	5,063	372,029
Loews Corp.	1,227	58,724
Marsh & McLennan Cos., Inc.	12,394	1,038,741
Mercury General Corp.	3,399	192,689
MetLife, Inc.	38,579	2,004,179
Old Republic International Corp.	13,550	266,800
Principal Financial Group, Inc.	10,132	651,893
ProAssurance Corp.	1,961	107,169
Progressive Corp. (The)	18,267	884,488
Prudential Financial, Inc.	13,964	1,484,652
Reinsurance Group of America, Inc.	1,529	213,341
State Auto Financial Corp.	2,849	74,729
Torchmark Corp.	1,448	115,970
Travelers Cos., Inc. (The)	7,698	943,159
Universal Insurance Holdings, Inc.	1,883	43,309
Unum Group	6,193	316,648
W.R. Berkley Corp.	1,456	97,173

Total Insurance		15,957,713
Internet & Catalog Retail – 0.1%
Expedia, Inc.	1,488	214,183
HSN, Inc.	2,681	104,693
Nutrisystem, Inc.	1,830	102,297
PetMed Express, Inc.(a)	1,216	40,310

Total Internet & Catalog Retail		461,483
Internet Software & Services – 0.0%
j2 Global, Inc.	1,405	103,801
Reis, Inc.	1,015	18,270

Total Internet Software & Services		122,071
IT Services – 2.3%
Alliance Data Systems Corp.	645	142,900
Automatic Data Processing, Inc.	13,493	1,475,055
Booz Allen Hamilton Holding Corp.	3,582	133,931
Broadridge Financial Solutions, Inc.	3,133	253,209
Convergys Corp.	2,135	55,275
CSG Systems International, Inc.	955	38,295
DST Systems, Inc.	1,158	63,551
DXC Technology Co.	1,946	167,122
Fidelity National Information Services, Inc.	5,663	528,868
International Business Machines Corp.	39,110	5,674,079
Jack Henry & Associates, Inc.	1,635	168,062
Leidos Holdings, Inc.	4,631	274,248
MasterCard, Inc. Class A	9,388	1,325,586
Paychex, Inc.	14,507	869,840
Sabre Corp.	6,873	124,401
Science Applications International Corp.	1,000	66,850
Total System Services, Inc.	2,235	146,392
Visa, Inc. Class A	19,198	2,020,397
Western Union Co. (The)	17,104	328,397

Total IT Services		13,856,458
Leisure Products – 0.2%
Brunswick Corp.	1,721	96,324
Escalade, Inc.	1,979	26,915
Hasbro, Inc.	3,945	385,308
Mattel, Inc.	21,502	332,851
Polaris Industries, Inc.(a)	2,049	214,387

Total Leisure Products		1,055,785
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,929	316,442
Bio-Techne Corp.	812	98,162
Thermo Fisher Scientific, Inc.	2,054	388,617

Total Life Sciences Tools & Services		803,221
Machinery – 1.8%
Alamo Group, Inc.	651	69,898
Albany International Corp. Class A	805	46,207
Allison Transmission Holdings, Inc.	4,055	152,184
Caterpillar, Inc.	23,221	2,895,891
CIRCOR International, Inc.	488	26,562
Crane Co.	1,791	143,262
Cummins, Inc.	6,060	1,018,262
Deere & Co.	9,158	1,150,153
Donaldson Co., Inc.	3,387	155,599
Dover Corp.	4,313	394,165
Eastern Co. (The)	1,373	39,405
EnPro Industries, Inc.	700	56,371
ESCO Technologies, Inc.	764	45,802
Flowserve Corp.	2,597	110,606
Fortive Corp.	2,330	164,941
Graco, Inc.	1,270	157,086
Greenbrier Cos., Inc. (The)(a)	911	43,865
IDEX Corp.	1,718	208,685
Illinois Tool Works, Inc.	8,993	1,330,604
Kennametal, Inc.	2,439	98,389
Lincoln Electric Holdings, Inc.	1,868	171,258
Miller Industries, Inc.	2,181	60,959
Nordson Corp.	1,169	138,527

See Notes to Financial Statements.

90	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Oshkosh Corp.	1,404	$115,886
PACCAR, Inc.	6,435	465,508
Parker-Hannifin Corp.	3,041	532,236
Snap-on, Inc.	1,121	167,040
Stanley Black & Decker, Inc.	3,618	546,210
Timken Co. (The)	3,008	146,038
Toro Co. (The)	2,295	142,428
Trinity Industries, Inc.	3,377	107,726
Xylem, Inc.	2,965	185,698

Total Machinery		11,087,451
Media – 2.0%
CBS Corp. Class A	1,417	82,767
CBS Corp. Class B Non-Voting Shares	4,783	277,414
Cinemark Holdings, Inc.	3,848	139,336
Comcast Corp. Class A	93,171	3,585,220
Entravision Communications Corp. Class A	4,402	25,091
Gannett Co., Inc.	17,253	155,277
Interpublic Group of Cos., Inc. (The)	12,363	257,027
John Wiley & Sons, Inc. Class A	1,708	91,378
Meredith Corp.	2,196	121,878
National CineMedia, Inc.	6,760	47,185
New Media Investment Group, Inc.	6,687	98,901
News Corp. Class A	12,904	171,107
Omnicom Group, Inc.	7,930	587,375
Regal Entertainment Group Class A	6,638	106,208
Scripps Networks Interactive, Inc. Class A	1,733	148,847
Sinclair Broadcast Group, Inc. Class A	1,903	60,991
Sirius XM Holdings, Inc.(a)	53,135	293,305
TEGNA, Inc.	6,881	91,724
Time Warner, Inc.	15,955	1,634,590
Time, Inc.	5,730	77,355
Tribune Media Co. Class A	3,860	157,720
Twenty-First Century Fox, Inc. Class A	14,319	377,735
Twenty-First Century Fox, Inc. Class B	15,707	405,083
Viacom, Inc. Class B	10,114	281,574
Walt Disney Co. (The)	29,221	2,880,314
World Wrestling Entertainment, Inc. Class A	1,321	31,110

Total Media		12,186,512
Metals & Mining – 0.2%
Commercial Metals Co.	4,388	83,504
Compass Minerals International, Inc.(a)	1,863	120,909
Newmont Mining Corp.	4,277	160,430
Nucor Corp.	9,463	530,307
Reliance Steel & Aluminum Co.	2,319	176,638
Royal Gold, Inc.	700	60,228
Steel Dynamics, Inc.	5,453	187,965
United States Steel Corp.	1,525	39,131
Worthington Industries, Inc.	1,809	83,214

Total Metals & Mining		1,442,326
Multi-Utilities – 1.7%
Ameren Corp.	10,760	622,358
Avista Corp.	2,536	131,289
Black Hills Corp.	2,549	175,550
CenterPoint Energy, Inc.	22,568	659,211
CMS Energy Corp.	9,819	454,816
Consolidated Edison, Inc.	13,621	1,098,942
Dominion Energy, Inc.	28,343	2,180,427
DTE Energy Co.	7,309	784,694
MDU Resources Group, Inc.	7,317	189,876
NiSource, Inc.	12,204	312,300
NorthWestern Corp.	2,538	144,514
Public Service Enterprise Group, Inc.	23,168	1,071,520
SCANA Corp.	5,954	288,710
Sempra Energy	9,058	1,033,790
Vectren Corp.	3,561	234,207
WEC Energy Group, Inc.	13,321	836,292

Total Multi-Utilities		10,218,496
Multiline Retail – 0.4%
Big Lots, Inc.	1,140	61,070
Dollar General Corp.	4,369	354,107
Kohl’s Corp.	7,610	347,397
Macy’s, Inc.	15,033	328,020
Nordstrom, Inc.(a)	5,095	240,229
Target Corp.	22,321	1,317,162

Total Multiline Retail		2,647,985
Oil, Gas & Consumable Fuels – 6.6%
Anadarko Petroleum Corp.	2,129	104,002
Andeavor	5,833	601,674
Apache Corp.	6,906	316,295
Cabot Oil & Gas Corp.	1,490	39,857
Chevron Corp.	87,284	10,255,870
Cimarex Energy Co.	364	41,376
ConocoPhillips	29,879	1,495,444
CVR Energy, Inc.(a)	9,119	236,182
Delek U.S. Holdings, Inc.	5,199	138,969
Devon Energy Corp.	3,533	129,696
EOG Resources, Inc.	4,442	429,719
Evolution Petroleum Corp.	4,534	32,645
Exxon Mobil Corp.	171,699	14,075,884
Hess Corp.	6,109	286,451
HollyFrontier Corp.	8,863	318,802
Kinder Morgan, Inc.	65,405	1,254,468
Marathon Oil Corp.	11,209	151,994
Marathon Petroleum Corp.	18,771	1,052,678
Murphy Oil Corp.	6,500	172,640
Noble Energy, Inc.	5,345	151,584
Occidental Petroleum Corp.	40,930	2,628,115
ONEOK, Inc.	11,492	636,772
Panhandle Oil and Gas, Inc. Class A	1,522	36,224
PBF Energy, Inc. Class A	5,427	149,839
Phillips 66	19,031	1,743,430
Range Resources Corp.	1,003	19,629
SemGroup Corp. Class A	3,920	112,700
Targa Resources Corp.	14,941	706,709
Valero Energy Corp.	19,462	1,497,212
Williams Cos., Inc. (The)	24,788	743,888

Total Oil, Gas & Consumable Fuels		39,560,748

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
Paper & Forest Products – 0.1%
Deltic Timber Corp.	356	$31,481
Domtar Corp.	3,199	138,805
KapStone Paper and Packaging Corp.	3,317	71,282
Schweitzer-Mauduit International, Inc.	1,926	79,852

Total Paper & Forest Products		321,420
Personal Products – 0.2%
Coty, Inc. Class A	13,433	222,047
Estee Lauder Cos., Inc. (The) Class A	5,784	623,747
Nu Skin Enterprises, Inc. Class A	1,917	117,857

Total Personal Products		963,651
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	55,470	3,535,658
Eli Lilly & Co.	40,498	3,464,199
Johnson & Johnson	95,428	12,406,594
Merck & Co., Inc.	104,909	6,717,323
Pfizer, Inc.	285,348	10,186,924
Zoetis, Inc.	4,822	307,451

Total Pharmaceuticals		36,618,149
Professional Services – 0.1%
Dun & Bradstreet Corp. (The)	723	84,164
Equifax, Inc.	1,744	184,847
Exponent, Inc.	533	39,389
ManpowerGroup, Inc.	1,865	219,734
Robert Half International, Inc.	3,476	174,982

Total Professional Services		703,116
Real Estate Management & Development – 0.0%
Consolidated-Tomoka Land Co.	580	34,841
Kennedy-Wilson Holdings, Inc.	4,848	89,930

Total Real Estate Management & Development		124,771
Road & Rail – 0.9%
Celadon Group, Inc.(a)	2,289	15,451
CSX Corp.	22,526	1,222,261
JB Hunt Transport Services, Inc.	1,664	184,837
Kansas City Southern	2,128	231,271
Norfolk Southern Corp.	7,655	1,012,297
Ryder System, Inc.	1,793	151,598
Union Pacific Corp.	23,087	2,677,399

Total Road & Rail		5,495,114
Semiconductors & Semiconductor Equipment – 3.1%
Analog Devices, Inc.	10,433	899,012
Applied Materials, Inc.	17,178	894,802
Brooks Automation, Inc.	4,020	122,047
Cohu, Inc.	2,836	67,610
Cypress Semiconductor Corp.	16,244	243,985
Intel Corp.	171,183	6,518,649
KLA-Tencor Corp.	5,396	571,976
Lam Research Corp.	3,404	629,876
Maxim Integrated Products, Inc.	11,727	559,495
Microchip Technology, Inc.	6,403	574,861
NVIDIA Corp.	4,232	756,555
QUALCOMM, Inc.	57,557	2,983,755
Skyworks Solutions, Inc.	3,375	343,912
Teradyne, Inc.	3,531	131,671
Texas Instruments, Inc.	33,679	3,018,985
Xilinx, Inc.	7,443	527,188

Total Semiconductors & Semiconductor Equipment		18,844,379
Software – 4.0%
Activision Blizzard, Inc.	6,600	425,766
American Software, Inc. Class A	4,216	47,894
CA, Inc.	16,905	564,289
CDK Global, Inc.	1,319	83,216
Ebix, Inc.	500	32,625
Intuit, Inc.	3,818	542,691
Microsoft Corp.	241,765	18,009,075
Oracle Corp.	75,450	3,648,007
QAD, Inc. Class A	1,067	36,651
SS&C Technologies Holdings, Inc.	2,350	94,352
Symantec Corp.	9,611	315,337

Total Software		23,799,903
Specialty Retail – 1.8%
Abercrombie & Fitch Co. Class A	4,860	70,178
American Eagle Outfitters, Inc.	7,000	100,100
Barnes & Noble, Inc.	4,664	35,446
Bed Bath & Beyond, Inc.	2,236	52,479
Best Buy Co., Inc.	9,080	517,197
Buckle, Inc. (The)(a)	3,058	51,527
Cato Corp. (The) Class A	1,644	21,750
Chico’s FAS, Inc.	4,016	35,943
Children’s Place, Inc. (The)	259	30,601
Citi Trends, Inc.	1,155	22,950
Dick’s Sporting Goods, Inc.	1,255	33,898
DSW, Inc. Class A	3,285	70,562
Foot Locker, Inc.	2,415	85,056
GameStop Corp. Class A	7,380	152,471
Gap, Inc. (The)	17,187	507,532
Guess?, Inc.	7,917	134,827
Home Depot, Inc. (The)	31,454	5,144,616
L Brands, Inc.	11,189	465,574
Lowe’s Cos., Inc.	19,866	1,588,088
Penske Automotive Group, Inc.	2,204	104,844
Pier 1 Imports, Inc.	4,481	18,775
Ross Stores, Inc.	4,015	259,249
Stage Stores, Inc.(a)	2,988	5,498
Tailored Brands, Inc.(a)	1,828	26,396
Tiffany & Co.	3,247	298,010
TJX Cos., Inc. (The)	10,539	777,041
Tractor Supply Co.	2,115	133,858
Williams-Sonoma, Inc.	2,888	143,996

Total Specialty Retail		10,888,462
Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	132,360	20,399,323
Diebold Nixdorf, Inc.	2,304	52,646
Hewlett Packard Enterprise Co.	21,611	317,898

See Notes to Financial Statements.

92	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2017

Investments	Shares	Value
HP, Inc.	70,685	$1,410,873
NetApp, Inc.	7,013	306,889
Western Digital Corp.	10,306	890,438
Xerox Corp.	10,231	340,590

Total Technology Hardware, Storage & Peripherals		23,718,657
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.	692	68,335
Coach, Inc.	11,375	458,185
Columbia Sportswear Co.	1,634	100,622
Culp, Inc.	783	25,643
Hanesbrands, Inc.	8,988	221,464
NIKE, Inc. Class B	22,451	1,164,084
Ralph Lauren Corp.	1,354	119,545
VF Corp.	14,685	933,526
Wolverine World Wide, Inc.	1,501	43,304

Total Textiles, Apparel & Luxury Goods		3,134,708
Thrifts & Mortgage Finance – 0.2%
BankFinancial Corp.	3,812	60,573
Capitol Federal Financial, Inc.	4,265	62,696
Dime Community Bancshares, Inc.	2,024	43,516
First Defiance Financial Corp.	608	31,914
New York Community Bancorp, Inc.	22,941	295,710
Northwest Bancshares, Inc.	5,056	87,317
OceanFirst Financial Corp.	3,448	94,786
Provident Financial Services, Inc.	4,484	119,588
Riverview Bancorp, Inc.	5,482	46,049
Territorial Bancorp, Inc.	2,755	86,975
TFS Financial Corp.	8,840	142,589
Washington Federal, Inc.	3,616	121,678
Western New England Bancorp, Inc.	3,057	33,321

Total Thrifts & Mortgage Finance		1,226,712
Tobacco – 2.7%
Altria Group, Inc.	90,091	5,713,571
Philip Morris International, Inc.	89,115	9,892,656
Universal Corp.	2,824	161,815
Vector Group Ltd.	17,232	352,730

Total Tobacco		16,120,772
Trading Companies & Distributors – 0.2%
Fastenal Co.	8,723	397,594
GATX Corp.	1,617	99,543
H&E Equipment Services, Inc.	2,776	81,059
MSC Industrial Direct Co., Inc. Class A	1,201	90,760
W.W. Grainger, Inc.	1,466	263,513
Watsco, Inc.	939	151,245

Total Trading Companies & Distributors		1,083,714
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	7,282	525,615
Water Utilities – 0.1%
American Water Works Co., Inc.	4,606	372,671
Aqua America, Inc.	6,589	218,689

Total Water Utilities		591,360
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	3,050	85,064
TOTAL COMMON STOCKS (Cost: $471,295,194)		600,287,267
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. Total Earnings Fund(a)(b) (Cost: $376,751)	4,326	386,920
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $946,136)(d)	946,136	946,136
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $472,618,081)		601,620,323
Other Assets less Liabilities – (0.0)%		(139,676)

NET ASSETS – 100.0%		$601,480,647

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $2,985,484 and the total market value of the collateral held by the Fund was $3,072,053. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,125,917.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	93

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
Puerto Rico – 0.0%
Banks – 0.0%
First BanCorp*	5,413	$27,715
United States – 99.9%
Aerospace & Defense – 2.8%
Boeing Co. (The)	1,554	395,042
BWX Technologies, Inc.	397	22,240
Cubic Corp.	92	4,692
Curtiss-Wright Corp.	113	11,813
Esterline Technologies Corp.*	26	2,344
General Dynamics Corp.	955	196,329
HEICO Corp.	76	6,826
Hexcel Corp.	188	10,795
Huntington Ingalls Industries, Inc.	172	38,948
L3 Technologies, Inc.	269	50,688
Lockheed Martin Corp.	927	287,639
Moog, Inc. Class A*	84	7,008
Northrop Grumman Corp.	653	187,881
Orbital ATK, Inc.	245	32,624
Raytheon Co.	1,067	199,081
Rockwell Collins, Inc.	384	50,193
Spirit AeroSystems Holdings, Inc. Class A	766	59,533
Teledyne Technologies, Inc.*	88	14,008
Textron, Inc.	712	38,363
TransDigm Group, Inc.	57	14,572
United Technologies Corp.	1,919	222,757
Wesco Aircraft Holdings, Inc.*	196	1,842

Total Aerospace & Defense		1,855,218
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	367	27,929
Expeditors International of Washington, Inc.	469	28,074
FedEx Corp.	636	143,469
Forward Air Corp.	71	4,063
Hub Group, Inc. Class A*	91	3,909
United Parcel Service, Inc. Class B	2,390	287,015

Total Air Freight & Logistics		494,459
Airlines – 1.3%
Alaska Air Group, Inc.	503	38,364
Allegiant Travel Co.	66	8,692
American Airlines Group, Inc.	6,106	289,974
Delta Air Lines, Inc.	4,735	228,322
Hawaiian Holdings, Inc.*	327	12,279
JetBlue Airways Corp.*	1,702	31,538
Southwest Airlines Co.	2,237	125,227
Spirit Airlines, Inc.*	290	9,689
United Continental Holdings, Inc.*	2,603	158,470

Total Airlines		902,555
Auto Components – 0.4%
BorgWarner, Inc.	787	40,318
Cooper Tire & Rubber Co.	252	9,425
Dana, Inc.	620	17,335
Dorman Products, Inc.*	92	6,589
Gentex Corp.	1,071	21,206
Goodyear Tire & Rubber Co. (The)	1,636	54,397
LCI Industries	82	9,500
Lear Corp.	244	42,231
Standard Motor Products, Inc.	120	5,790
Superior Industries International, Inc.	203	3,380
Tenneco, Inc.	307	18,626
Tower International, Inc.	586	15,939

Total Auto Components		244,736
Automobiles – 1.8%
Ford Motor Co.	30,663	367,036
General Motors Co.	19,995	807,398
Harley-Davidson, Inc.	283	13,643
Thor Industries, Inc.	138	17,376
Winnebago Industries, Inc.	352	15,752

Total Automobiles		1,221,205
Banks – 9.8%
1st Source Corp.	98	4,978
Associated Banc-Corp.	450	10,913
BancFirst Corp.	94	5,335
BancorpSouth, Inc.	273	8,750
Bank of America Corp.	40,090	1,015,881
Bank of Hawaii Corp.	139	11,587
Bank of the Ozarks, Inc.	129	6,198
BankUnited, Inc.	185	6,580
Banner Corp.	69	4,228
BB&T Corp.	2,420	113,595
BOK Financial Corp.	230	20,488
Camden National Corp.	104	4,539
Cathay General Bancorp	247	9,929
Central Pacific Financial Corp.	308	9,911
Chemical Financial Corp.	87	4,547
CIT Group, Inc.	851	41,742
Citigroup, Inc.	12,834	933,545
Citizens Financial Group, Inc.	1,592	60,289
City Holding Co.	68	4,890
CoBiz Financial, Inc.	307	6,029
Columbia Banking System, Inc.	169	7,117
Comerica, Inc.	794	60,550
Commerce Bancshares, Inc.	308	17,793
Community Bank System, Inc.	103	5,691
Cullen/Frost Bankers, Inc.	107	10,156
Customers Bancorp, Inc.*	101	3,295
CVB Financial Corp.	260	6,284
East West Bancorp, Inc.	457	27,319
Fifth Third Bancorp	3,606	100,896
First Citizens BancShares, Inc. Class A	26	9,721
First Commonwealth Financial Corp.	757	10,696
First Financial Bancorp	232	6,067
First Financial Bankshares, Inc.(a)	157	7,096
First Horizon National Corp.	1,026	19,648
First Interstate BancSystem, Inc. Class A	143	5,470

See Notes to Financial Statements.

94	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
First Merchants Corp.	164	$7,041
First Midwest Bancorp, Inc.	405	9,485
First Republic Bank	405	42,306
Flushing Financial Corp.	143	4,250
Fulton Financial Corp.	692	12,975
Glacier Bancorp, Inc.	159	6,004
Great Southern Bancorp, Inc.	82	4,563
Hancock Holding Co.	98	4,748
Hanmi Financial Corp.	247	7,645
Hilltop Holdings, Inc.	262	6,812
Home BancShares, Inc.	300	7,566
Hope Bancorp, Inc.	991	17,551
Huntington Bancshares, Inc.	3,776	52,713
Iberiabank Corp.	75	6,161
Independent Bank Corp.	63	4,703
International Bancshares Corp.	286	11,469
Investors Bancorp, Inc.	486	6,629
JPMorgan Chase & Co.	14,096	1,346,309
KeyCorp	4,028	75,807
Lakeland Financial Corp.	133	6,480
M&T Bank Corp.	471	75,850
MB Financial, Inc.	112	5,042
NBT Bancorp, Inc.	98	3,599
Park National Corp.	45	4,860
People’s United Financial, Inc.	646	11,718
Pinnacle Financial Partners, Inc.	108	7,231
PNC Financial Services Group, Inc. (The)	2,031	273,718
Popular, Inc.	1,420	51,035
Prosperity Bancshares, Inc.	137	9,005
Regions Financial Corp.	5,211	79,364
Republic Bancorp, Inc. Class A	180	7,000
Seacoast Banking Corp. of Florida*	134	3,201
ServisFirst Bancshares, Inc.	199	7,731
Signature Bank*	108	13,828
Simmons First National Corp. Class A	78	4,516
South State Corp.	73	6,574
Southside Bancshares, Inc.	137	4,981
Sterling Bancorp	382	9,416
SunTrust Banks, Inc.	2,225	132,988
SVB Financial Group*	134	25,070
Synovus Financial Corp.	293	13,496
Texas Capital Bancshares, Inc.*	75	6,435
Tompkins Financial Corp.	63	5,427
Towne Bank	234	7,839
Trustmark Corp.	232	7,684
U.S. Bancorp	6,473	346,888
UMB Financial Corp.	185	13,781
Union Bankshares Corp.	274	9,672
United Bankshares, Inc.	121	4,495
United Community Banks, Inc.	114	3,254
Webster Financial Corp.	320	16,816
Wells Fargo & Co.	20,363	1,123,019
WesBanco, Inc.	94	3,856
Western Alliance Bancorp*	304	16,136
Wintrust Financial Corp.	91	7,126
Zions Bancorp	854	40,292

Total Banks		6,585,913
Beverages – 1.7%
Brown-Forman Corp. Class B	1,422	77,215
Coca-Cola Bottling Co. Consolidated	43	9,277
Coca-Cola Co. (The)	9,786	440,468
Constellation Brands, Inc. Class A	391	77,985
Dr. Pepper Snapple Group, Inc.	485	42,908
Molson Coors Brewing Co. Class B	472	38,534
Monster Beverage Corp.*	907	50,112
National Beverage Corp.	142	17,615
PepsiCo, Inc.	3,577	398,585

Total Beverages		1,152,699
Biotechnology – 3.9%
AbbVie, Inc.	5,737	509,790
Alexion Pharmaceuticals, Inc.*	220	30,864
AMAG Pharmaceuticals, Inc.*(a)	112	2,066
Amgen, Inc.	3,021	563,266
Biogen, Inc.*	767	240,163
Bioverativ, Inc.*	288	16,436
Celgene Corp.*	1,111	162,006
Emergent BioSolutions, Inc.*	212	8,575
Gilead Sciences, Inc.	11,772	953,768
Insys Therapeutics, Inc.*(a)	616	5,470
Regeneron Pharmaceuticals, Inc.*	132	59,020
United Therapeutics Corp.*	364	42,657

Total Biotechnology		2,594,081
Building Products – 0.3%
A.O. Smith Corp.	291	17,294
American Woodmark Corp.*	59	5,679
Armstrong Flooring, Inc.*	51	803
Armstrong World Industries, Inc.*	101	5,176
Fortune Brands Home & Security, Inc.	317	21,312
Lennox International, Inc.	91	16,286
Masco Corp.	1,622	63,274
Owens Corning	347	26,841
Simpson Manufacturing Co., Inc.	90	4,414
Universal Forest Products, Inc.	67	6,577
USG Corp.*	1,454	47,473

Total Building Products		215,129
Capital Markets – 3.5%
Ameriprise Financial, Inc.	469	69,651
Artisan Partners Asset Management, Inc. Class A	262	8,541
Bank of New York Mellon Corp. (The)	3,701	196,227
BlackRock, Inc.	459	205,214
CBOE Holdings, Inc.	157	16,898
Charles Schwab Corp. (The)	2,085	91,198
CME Group, Inc.	576	78,152
E*TRADE Financial Corp.*	683	29,786
Eaton Vance Corp.	358	17,674
Evercore, Inc. Class A	95	7,624

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
FactSet Research Systems, Inc.	162	$29,178
Federated Investors, Inc. Class B	113	3,356
Franklin Resources, Inc.	1,756	78,160
Goldman Sachs Group, Inc. (The)	1,784	423,147
Greenhill & Co., Inc.	71	1,179
Interactive Brokers Group, Inc. Class A	172	7,747
Intercontinental Exchange, Inc.	1,123	77,150
INTL FCStone, Inc.*	210	8,047
MarketAxess Holdings, Inc.	66	12,178
Moody’s Corp.	554	77,122
Morgan Stanley	6,846	329,772
Morningstar, Inc.	290	24,647
MSCI, Inc.	243	28,407
Nasdaq, Inc.	460	35,682
Northern Trust Corp.	517	47,528
Raymond James Financial, Inc.	430	36,262
S&P Global, Inc.	800	125,048
SEI Investments Co.	351	21,432
State Street Corp.	1,632	155,921
Stifel Financial Corp.	163	8,714
T. Rowe Price Group, Inc.	410	37,166
TD Ameritrade Holding Corp.	1,135	55,388
Virtu Financial, Inc. Class A(a)	1,057	17,123

Total Capital Markets		2,361,319
Chemicals – 2.2%
Air Products & Chemicals, Inc.	501	75,761
Albemarle Corp.	307	41,847
Ashland Global Holdings, Inc.	234	15,301
Balchem Corp.	55	4,471
Celanese Corp. Series A	337	35,139
Chemours Co. (The)	2	101
DowDuPont, Inc.	10,417	721,169
Eastman Chemical Co.	711	64,338
Ecolab, Inc.	517	66,491
Ferro Corp.*	308	6,868
FMC Corp.	52	4,644
GCP Applied Technologies, Inc.*	187	5,741
H.B. Fuller Co.	112	6,503
Ingevity Corp.*	74	4,623
Innospec, Inc.	112	6,905
International Flavors & Fragrances, Inc.	197	28,153
Minerals Technologies, Inc.	82	5,793
Monsanto Co.	720	86,271
Mosaic Co. (The)	1,364	29,449
NewMarket Corp.	45	19,159
PPG Industries, Inc.	167	18,146
Praxair, Inc.	699	97,678
Quaker Chemical Corp.	43	6,362
Rayonier Advanced Materials, Inc.	617	8,453
RPM International, Inc.	322	16,532
Scotts Miracle-Gro Co. (The)	116	11,292
Sensient Technologies Corp.	124	9,538
Sherwin-Williams Co. (The)	226	80,917
Stepan Co.	90	7,529
Valvoline, Inc.	642	15,055
W.R. Grace & Co.	52	3,752

Total Chemicals		1,503,981
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	136	5,673
ACCO Brands Corp.*	724	8,616
Brady Corp. Class A	120	4,554
Brink’s Co. (The)	163	13,733
Cintas Corp.	228	32,896
Clean Harbors, Inc.*	32	1,814
Copart, Inc.*	382	13,129
Covanta Holding Corp.	537	7,974
Deluxe Corp.	206	15,030
Ennis, Inc.	363	7,133
Herman Miller, Inc.	140	5,026
HNI Corp.	93	3,857
Interface, Inc.	457	10,008
KAR Auction Services, Inc.	262	12,508
Knoll, Inc.	184	3,680
Matthews International Corp. Class A	72	4,482
McGrath RentCorp	50	2,187
MSA Safety, Inc.	98	7,792
Pitney Bowes, Inc.	136	1,905
Republic Services, Inc.	909	60,048
Rollins, Inc.	248	11,443
Steelcase, Inc. Class A	754	11,612
Tetra Tech, Inc.	172	8,007
UniFirst Corp.	81	12,271
Waste Management, Inc.	492	38,509

Total Commercial Services & Supplies		303,887
Communications Equipment – 1.3%
ADTRAN, Inc.	197	4,728
Arista Networks, Inc.*	37	7,016
Brocade Communications Systems, Inc.	1,187	14,185
Cisco Systems, Inc.	19,450	654,103
CommScope Holding Co., Inc.*	340	11,291
EchoStar Corp. Class A*	52	2,976
F5 Networks, Inc.*	142	17,119
Finisar Corp.*	240	5,321
Harris Corp.	439	57,807
InterDigital, Inc.	81	5,974
Juniper Networks, Inc.	1,411	39,268
Motorola Solutions, Inc.	625	53,044
NETGEAR, Inc.*	128	6,093
Plantronics, Inc.	227	10,038
Ubiquiti Networks, Inc.*(a)	276	15,462

Total Communications Equipment		904,425
Construction & Engineering – 0.2%
Aegion Corp.*	212	4,935
Comfort Systems USA, Inc.	194	6,926
Dycom Industries, Inc.*	67	5,754
EMCOR Group, Inc.	155	10,754

See Notes to Financial Statements.

96	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Fluor Corp.	200	$8,420
Jacobs Engineering Group, Inc.	412	24,007
MasTec, Inc.*	290	13,456
Quanta Services, Inc.*	684	25,561
Tutor Perini Corp.*	303	8,605
Valmont Industries, Inc.	69	10,909

Total Construction & Engineering		119,327
Construction Materials – 0.0%
Eagle Materials, Inc.	82	8,749
Martin Marietta Materials, Inc.	67	13,818

Total Construction Materials		22,567
Consumer Finance – 1.4%
American Express Co.	3,738	338,139
Capital One Financial Corp.	2,505	212,073
Credit Acceptance Corp.*	89	24,935
Discover Financial Services	1,800	116,064
FirstCash, Inc.	309	19,513
Green Dot Corp. Class A*	210	10,412
Navient Corp.	2,578	38,722
Nelnet, Inc. Class A	337	17,018
PRA Group, Inc.*	155	4,441
Santander Consumer USA Holdings, Inc.*	1,134	17,430
SLM Corp.*	693	7,949
Synchrony Financial	3,638	112,960

Total Consumer Finance		919,656
Containers & Packaging – 0.5%
AptarGroup, Inc.	310	26,756
Avery Dennison Corp.	222	21,831
Ball Corp.	774	31,966
Bemis Co., Inc.	247	11,256
Berry Global Group, Inc.*	127	7,195
Crown Holdings, Inc.*	463	27,650
Graphic Packaging Holding Co.	318	4,436
International Paper Co.	1,229	69,832
Packaging Corp. of America	352	40,367
Sealed Air Corp.	364	15,550
Silgan Holdings, Inc.	220	6,475
Sonoco Products Co.	267	13,470
WestRock Co.	449	25,472

Total Containers & Packaging		302,256
Distributors – 0.1%
Core-Mark Holding Co., Inc.	187	6,010
Genuine Parts Co.	239	22,860
LKQ Corp.*	658	23,681
Pool Corp.	97	10,493

Total Distributors		63,044
Diversified Consumer Services – 0.1%
Adtalem Global Education, Inc.	83	2,976
Bright Horizons Family Solutions, Inc.*	97	8,362
Capella Education Co.	59	4,139
Collectors Universe, Inc.	112	2,685
Graham Holdings Co. Class B	7	4,096
Grand Canyon Education, Inc.*	159	14,440
Service Corp. International	150	5,175
Strayer Education, Inc.	49	4,276
Weight Watchers International, Inc.*	1,062	46,250

Total Diversified Consumer Services		92,399
Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B*	8,165	1,496,808
Leucadia National Corp.	262	6,615
Marlin Business Services Corp.	153	4,399

Total Diversified Financial Services		1,507,822
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	20,831	815,950
ATN International, Inc.	115	6,060
CenturyLink, Inc.(a)	2,130	40,257
Cincinnati Bell, Inc.*	508	10,084
Iridium Communications, Inc.*(a)	587	6,046
Level 3 Communications, Inc.*	3,693	196,800
Lumos Networks Corp.*	166	2,975
Verizon Communications, Inc.	15,602	772,143

Total Diversified Telecommunication Services		1,850,315
Electric Utilities – 2.0%
ALLETE, Inc.	102	7,884
Alliant Energy Corp.	617	25,649
American Electric Power Co., Inc.	1,042	73,190
Avangrid, Inc.	522	24,753
Duke Energy Corp.	2,053	172,288
Edison International	1,065	82,186
El Paso Electric Co.	121	6,685
Entergy Corp.	916	69,946
Eversource Energy	907	54,819
Exelon Corp.	1,932	72,779
Great Plains Energy, Inc.	477	14,453
Hawaiian Electric Industries, Inc.	190	6,340
IDACORP, Inc.	119	10,464
MGE Energy, Inc.	112	7,235
NextEra Energy, Inc.	1,405	205,903
OGE Energy Corp.	244	8,791
PG&E Corp.	1,371	93,351
Pinnacle West Capital Corp.	322	27,228
PNM Resources, Inc.	309	12,453
Portland General Electric Co.	352	16,065
PPL Corp.	2,905	110,245
Southern Co. (The)	2,399	117,887
Westar Energy, Inc.	397	19,691
Xcel Energy, Inc.	1,606	75,996

Total Electric Utilities		1,316,281
Electrical Equipment – 0.3%
Acuity Brands, Inc.	79	13,531
AMETEK, Inc.	61	4,028
AZZ, Inc.	58	2,825
Emerson Electric Co.	1,082	67,993
EnerSys	157	10,860

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Hubbell, Inc.	88	$10,210
Powell Industries, Inc.	50	1,499
Regal Beloit Corp.	124	9,796
Rockwell Automation, Inc.	397	70,749

Total Electrical Equipment		191,491
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	664	56,201
Arrow Electronics, Inc.*	442	35,541
Avnet, Inc.	655	25,742
AVX Corp.	533	9,717
Belden, Inc.	99	7,973
Benchmark Electronics, Inc.*	315	10,757
CDW Corp.	376	24,816
Cognex Corp.	130	14,336
Coherent, Inc.*	56	13,170
Control4 Corp.*	214	6,304
Corning, Inc.	4,558	136,375
Dolby Laboratories, Inc. Class A	175	10,066
Fitbit, Inc. Class A*(a)	2,086	14,519
FLIR Systems, Inc.	345	13,424
II-VI, Inc.*	357	14,691
Insight Enterprises, Inc.*	307	14,097
IPG Photonics Corp.*	174	32,201
Jabil, Inc.	975	27,836
Keysight Technologies, Inc.*	338	14,081
Littelfuse, Inc.	81	15,866
Mesa Laboratories, Inc.	18	2,688
Methode Electronics, Inc.	143	6,056
National Instruments Corp.	612	25,808
OSI Systems, Inc.*	66	6,030
Park Electrochemical Corp.	390	7,215
PC Connection, Inc.	241	6,794
Plexus Corp.*	184	10,319
Rogers Corp.*	59	7,864
Sanmina Corp.*	442	16,420
ScanSource, Inc.*	279	12,178
SYNNEX Corp.	149	18,850
Tech Data Corp.*	165	14,660
Trimble, Inc.*	204	8,007
Universal Display Corp.	165	21,260

Total Electronic Equipment, Instruments & Components		661,862
Energy Equipment & Services – 0.0%
Atwood Oceanics, Inc.*(a)	1,769	16,611
Equity Real Estate Investment Trusts (REITs) – 2.6%
Acadia Realty Trust	233	6,668
Agree Realty Corp.	68	3,337
Alexander’s, Inc.	8	3,393
American Campus Communities, Inc.	112	4,945
American Tower Corp.	471	64,376
Apartment Investment & Management Co. Class A	412	18,070
Armada Hoffler Properties, Inc.	354	4,889
AvalonBay Communities, Inc.	171	30,510
Boston Properties, Inc.	89	10,936
Brixmor Property Group, Inc.	371	6,975
Camden Property Trust	106	9,694
Chesapeake Lodging Trust	707	19,068
Colony NorthStar, Inc. Class A	532	6,682
Columbia Property Trust, Inc.	645	14,042
Corporate Office Properties Trust	401	13,165
Crown Castle International Corp.	260	25,995
CubeSmart	280	7,269
DCT Industrial Trust, Inc.	115	6,661
DDR Corp.	962	8,812
DiamondRock Hospitality Co.	555	6,077
Digital Realty Trust, Inc.	213	25,204
Douglas Emmett, Inc.	119	4,691
Duke Realty Corp.	599	17,263
Empire State Realty Trust, Inc. Class A	475	9,757
EPR Properties	187	13,041
Equity LifeStyle Properties, Inc.	68	5,785
Equity Residential	4,023	265,236
Essex Property Trust, Inc.	157	39,883
Extra Space Storage, Inc.	264	21,099
Federal Realty Investment Trust	172	21,364
First Industrial Realty Trust, Inc.	142	4,273
Forest City Realty Trust, Inc. Class A	1,549	39,515
Gaming and Leisure Properties, Inc.	579	21,359
GGP, Inc.	2,203	45,756
Global Net Lease, Inc.	875	19,154
Healthcare Realty Trust, Inc.	112	3,622
Healthcare Trust of America, Inc. Class A	118	3,516
Highwoods Properties, Inc.	206	10,731
Hospitality Properties Trust	304	8,661
Host Hotels & Resorts, Inc.	1,336	24,703
InfraREIT, Inc.	1,658	37,089
Iron Mountain, Inc.	108	4,201
JBG SMITH Properties*	78	2,668
Kilroy Realty Corp.	116	8,250
Kimco Realty Corp.	471	9,208
Lamar Advertising Co. Class A	111	7,607
LaSalle Hotel Properties	511	14,829
Lexington Realty Trust	185	1,891
Liberty Property Trust	282	11,579
LTC Properties, Inc.	86	4,040
Macerich Co. (The)	151	8,300
Medical Properties Trust, Inc.	166	2,180
Mid-America Apartment Communities, Inc.	199	21,269
National Health Investors, Inc.	127	9,816
National Retail Properties, Inc.	245	10,207
Omega Healthcare Investors, Inc.	818	26,102
One Liberty Properties, Inc.	730	17,783
Paramount Group, Inc.	867	13,872
Park Hotels & Resorts, Inc.	788	21,717
Pebblebrook Hotel Trust(a)	191	6,903
Physicians Realty Trust	172	3,050
Piedmont Office Realty Trust, Inc. Class A	293	5,907
Potlatch Corp.	149	7,599

See Notes to Financial Statements.

98	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Prologis, Inc.	1,382	$87,702
PS Business Parks, Inc.	33	4,406
Public Storage	296	63,341
Ramco-Gershenson Properties Trust	132	1,717
Rayonier, Inc.	137	3,958
Realty Income Corp.	333	19,044
Regency Centers Corp.	154	9,554
Retail Opportunity Investments Corp.	352	6,692
RLJ Lodging Trust	558	12,276
Ryman Hospitality Properties, Inc.	67	4,187
Sabra Health Care REIT, Inc.	1,983	43,507
SBA Communications Corp.*	67	9,651
Select Income REIT	334	7,822
Senior Housing Properties Trust	730	14,272
Simon Property Group, Inc.	594	95,640
Spirit Realty Capital, Inc.	177	1,517
STORE Capital Corp.	70	1,741
Sunstone Hotel Investors, Inc.	228	3,664
Tanger Factory Outlet Centers, Inc.	648	15,824
Taubman Centers, Inc.	208	10,338
UDR, Inc.	173	6,579
Uniti Group, Inc.	212	3,108
Universal Health Realty Income Trust	143	10,795
Urban Edge Properties	160	3,859
Urstadt Biddle Properties, Inc. Class A	428	9,288
Ventas, Inc.	577	37,580
Vornado Realty Trust	156	11,993
Washington Real Estate Investment Trust	112	3,669
Weingarten Realty Investors	397	12,601
Welltower, Inc.	264	18,554
Weyerhaeuser Co.	1,183	40,257
Whitestone REIT(a)	865	11,288

Total Equity Real Estate Investment Trusts (REITs)		1,718,668
Food & Staples Retailing – 2.5%
Casey’s General Stores, Inc.	82	8,975
Costco Wholesale Corp.	822	135,046
CVS Health Corp.	3,561	289,581
Ingles Markets, Inc. Class A	130	3,341
Kroger Co. (The)	3,144	63,069
Performance Food Group Co.*	443	12,515
PriceSmart, Inc.	178	15,886
Rite Aid Corp.*	4,615	9,045
SpartanNash Co.	55	1,450
Sysco Corp.	1,008	54,382
U.S. Foods Holding Corp.*	95	2,536
United Natural Foods, Inc.*	137	5,698
Wal-Mart Stores, Inc.	11,530	900,954
Walgreens Boots Alliance, Inc.	2,648	204,479
Weis Markets, Inc.	58	2,523

Total Food & Staples Retailing		1,709,480
Food Products – 1.4%
Amplify Snack Brands, Inc.*(a)	838	5,941
Archer-Daniels-Midland Co.	1,254	53,308
B&G Foods, Inc.(a)	80	2,548
Blue Buffalo Pet Products, Inc.*	302	8,562
Bob Evans Farms, Inc.	110	8,526
Cal-Maine Foods, Inc.*(a)	112	4,603
Calavo Growers, Inc.	72	5,270
Campbell Soup Co.	905	42,372
Conagra Brands, Inc.	982	33,133
Darling Ingredients, Inc.*	578	10,127
Flowers Foods, Inc.	1,071	20,146
General Mills, Inc.	1,395	72,205
Hershey Co. (The)	382	41,703
Hormel Foods Corp.	1,364	43,839
Ingredion, Inc.	248	29,919
J&J Snack Foods Corp.	33	4,333
J.M. Smucker Co. (The)	299	31,374
Kellogg Co.	681	42,474
Kraft Heinz Co. (The)	1,604	124,390
Lancaster Colony Corp.	79	9,489
Landec Corp.*	208	2,694
Limoneira Co.	427	9,894
McCormick & Co., Inc. Non-Voting Shares	303	31,100
Mondelez International, Inc. Class A	2,229	90,631
Omega Protein Corp.	96	1,598
Pilgrim’s Pride Corp.*	1,322	37,558
Pinnacle Foods, Inc.	341	19,495
Seaboard Corp.	5	22,525
Seneca Foods Corp. Class A*	67	2,311
Snyder’s-Lance, Inc.	22	839
Tootsie Roll Industries, Inc.(a)	93	3,534
Tyson Foods, Inc. Class A	1,404	98,912

Total Food Products		915,353
Gas Utilities – 0.1%
Atmos Energy Corp.	249	20,876
New Jersey Resources Corp.	157	6,618
Northwest Natural Gas Co.	66	4,250
ONE Gas, Inc.	111	8,174
South Jersey Industries, Inc.	172	5,939
Southwest Gas Holdings, Inc.	113	8,771
UGI Corp.	337	15,792
WGL Holdings, Inc.	125	10,525

Total Gas Utilities		80,945
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	1,827	97,489
Align Technology, Inc.*	97	18,068
Analogic Corp.	82	6,868
Baxter International, Inc.	5,979	375,182
Becton, Dickinson and Co.	435	85,238
Boston Scientific Corp.*	1,659	48,393
C.R. Bard, Inc.	142	45,511
CONMED Corp.	90	4,722
Cooper Cos., Inc. (The)	82	19,443
Cutera, Inc.*	142	5,872
Danaher Corp.	1,446	124,038

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	99

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Dentsply Sirona, Inc.	594	$35,527
Edwards Lifesciences Corp.*	330	36,072
Globus Medical, Inc. Class A*	590	17,535
Hill-Rom Holdings, Inc.	210	15,540
Hologic, Inc.*	577	21,170
IDEXX Laboratories, Inc.*	157	24,412
Intuitive Surgical, Inc.*	52	54,386
Masimo Corp.*	115	9,954
ResMed, Inc.	311	23,935
Stryker Corp.	685	97,284
Teleflex, Inc.	81	19,600
Utah Medical Products, Inc.	59	4,339
Varex Imaging Corp.*	106	3,587
Varian Medical Systems, Inc.*	265	26,516
West Pharmaceutical Services, Inc.	144	13,861
Zimmer Biomet Holdings, Inc.	292	34,190

Total Health Care Equipment & Supplies		1,268,732
Health Care Providers & Services – 3.1%
Aetna, Inc.	1,081	171,890
AmerisourceBergen Corp.	1,005	83,164
Anthem, Inc.	876	166,335
Cardinal Health, Inc.	1,164	77,895
Centene Corp.*	206	19,935
Chemed Corp.	73	14,750
Cigna Corp.	877	163,946
DaVita, Inc.*	998	59,271
Ensign Group, Inc. (The)	201	4,541
Express Scripts Holding Co.*	2,197	139,114
HCA Healthcare, Inc.*	1,810	144,058
HealthSouth Corp.	136	6,304
Henry Schein, Inc.*	344	28,205
Humana, Inc.	322	78,449
Laboratory Corp. of America Holdings*	357	53,896
Landauer, Inc.	17	1,144
LifePoint Health, Inc.*	36	2,084
Magellan Health, Inc.*	95	8,199
McKesson Corp.	897	137,788
MEDNAX, Inc.*	254	10,952
National HealthCare Corp.	132	8,259
Owens & Minor, Inc.	602	17,578
Patterson Cos., Inc.	524	20,253
Premier, Inc. Class A*	1,214	39,540
Quest Diagnostics, Inc.	405	37,924
Select Medical Holdings Corp.*	262	5,030
Tenet Healthcare Corp.*(a)	805	13,226
Triple-S Management Corp. Class B*	131	3,102
UnitedHealth Group, Inc.	2,540	497,459
Universal Health Services, Inc. Class B	229	25,405
WellCare Health Plans, Inc.*	38	6,526

Total Health Care Providers & Services		2,046,222
Health Care Technology – 0.2%
Cerner Corp.*	775	55,273
Computer Programs & Systems, Inc.(a)	663	19,592
HealthStream, Inc.*	91	2,127
HMS Holdings Corp.*	141	2,800
Inovalon Holdings, Inc. Class A*(a)	873	14,885
Medidata Solutions, Inc.*	94	7,337
Veeva Systems, Inc. Class A*	144	8,123

Total Health Care Technology		110,137
Hotels, Restaurants & Leisure – 1.9%
Aramark	283	11,493
BJ’s Restaurants, Inc.*	411	12,515
Bloomin’ Brands, Inc.	382	6,723
Brinker International, Inc.	129	4,110
Buffalo Wild Wings, Inc.*	28	2,960
Caesars Acquisition Co. Class A*	2,291	49,142
Cheesecake Factory, Inc. (The)	78	3,285
Chipotle Mexican Grill, Inc.*	13	4,002
Choice Hotels International, Inc.	258	16,486
Churchill Downs, Inc.	70	14,434
Chuy’s Holdings, Inc.*	208	4,378
Cracker Barrel Old Country Store, Inc.(a)	40	6,065
Darden Restaurants, Inc.	97	7,642
Del Frisco’s Restaurant Group, Inc.*	226	3,288
DineEquity, Inc.	44	1,891
Domino’s Pizza, Inc.	97	19,259
Dunkin’ Brands Group, Inc.	22	1,168
Fogo De Chao, Inc.*	1,018	12,623
Habit Restaurants, Inc. (The) Class A*(a)	1,011	13,193
Hilton Grand Vacations, Inc.*	362	13,984
Hilton Worldwide Holdings, Inc.	1,208	83,896
Hyatt Hotels Corp. Class A*	177	10,937
ILG, Inc.	241	6,442
International Speedway Corp. Class A	71	2,556
J Alexander’s Holdings, Inc.*	974	11,298
Jack in the Box, Inc.	95	9,682
Las Vegas Sands Corp.	1,673	107,340
Marriott International, Inc. Class A	927	102,211
McDonald’s Corp.	2,167	339,525
MGM Resorts International	1,688	55,012
Papa John’s International, Inc.	41	2,996
Penn National Gaming, Inc.*	1,455	34,032
Red Robin Gourmet Burgers, Inc.*	228	15,276
Ruth’s Hospitality Group, Inc.	174	3,645
Shake Shack, Inc. Class A*(a)	263	8,739
Six Flags Entertainment Corp.	172	10,482
Sonic Corp.	175	4,454
Starbucks Corp.	2,615	140,452
Texas Roadhouse, Inc.	129	6,339
Vail Resorts, Inc.	24	5,475
Wendy’s Co. (The)	637	9,893
Wyndham Worldwide Corp.	265	27,934
Yum! Brands, Inc.	1,106	81,413

Total Hotels, Restaurants & Leisure		1,288,670
Household Durables – 0.6%
Cavco Industries, Inc.*	82	12,099

See Notes to Financial Statements.

100	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
D.R. Horton, Inc.	1,661	$66,324
Ethan Allen Interiors, Inc.	90	2,916
iRobot Corp.*	88	6,781
La-Z-Boy, Inc.	144	3,874
Leggett & Platt, Inc.	258	12,314
Lennar Corp. Class A	1,114	58,819
Libbey, Inc.	579	5,361
Lifetime Brands, Inc.	256	4,685
M/I Homes, Inc.*	302	8,072
MDC Holdings, Inc.	236	7,838
Mohawk Industries, Inc.*	157	38,859
Newell Brands, Inc.	836	35,672
NVR, Inc.*	17	48,535
PulteGroup, Inc.	393	10,741
Tempur Sealy International, Inc.*	163	10,517
TopBuild Corp.*	157	10,232
TRI Pointe Group, Inc.*	1,974	27,261
Whirlpool Corp.	255	47,032
William Lyon Homes Class A*	397	9,127

Total Household Durables		427,059
Household Products – 1.2%
Church & Dwight Co., Inc.	476	23,062
Clorox Co. (The)	376	49,598
Colgate-Palmolive Co.	666	48,518
Kimberly-Clark Corp.	961	113,091
Oil-Dri Corp. of America	67	3,278
Procter & Gamble Co. (The)	6,334	576,267
Spectrum Brands Holdings, Inc.	119	12,605
WD-40 Co.	38	4,252

Total Household Products		830,671
Independent Power & Renewable Electricity Producers – 0.0%
AES Corp.	1,476	16,266
Ormat Technologies, Inc.	127	7,753

Total Independent Power & Renewable Electricity Producers		24,019
Industrial Conglomerates – 1.6%
3M Co.	1,436	301,416
Carlisle Cos., Inc.	164	16,448
General Electric Co.	13,832	334,458
Honeywell International, Inc.	2,471	350,240
Raven Industries, Inc.	58	1,879
Roper Technologies, Inc.	251	61,093

Total Industrial Conglomerates		1,065,534
Insurance – 3.3%
Aflac, Inc.	1,966	160,013
Alleghany Corp.*	57	31,579
Allstate Corp. (The)	1,506	138,416
American Financial Group, Inc.	292	30,207
American International Group, Inc.	1,029	63,170
American National Insurance Co.	93	10,981
AMERISAFE, Inc.	106	6,169
AmTrust Financial Services, Inc.	539	7,255
Arthur J. Gallagher & Co.	378	23,266
Assurant, Inc.	346	33,050
Brighthouse Financial, Inc.*	411	24,989
Brown & Brown, Inc.	322	15,517
Cincinnati Financial Corp.	358	27,412
CNA Financial Corp.	780	39,195
CNO Financial Group, Inc.	911	21,263
Employers Holdings, Inc.	217	9,863
FBL Financial Group, Inc. Class A	163	12,143
Fidelity & Guaranty Life(a)	311	9,656
First American Financial Corp.	395	19,738
Hanover Insurance Group, Inc. (The)	149	14,443
Hartford Financial Services Group, Inc. (The)	1,651	91,515
Horace Mann Educators Corp.	262	10,310
Infinity Property & Casualty Corp.	56	5,275
Lincoln National Corp.	1,072	78,770
Loews Corp.	1,109	53,077
Markel Corp.*	17	18,156
Marsh & McLennan Cos., Inc.	1,211	101,494
Mercury General Corp.	120	6,803
MetLife, Inc.	4,523	234,970
National General Holdings Corp.	298	5,695
National Western Life Group, Inc. Class A	22	7,678
Navigators Group, Inc. (The)	73	4,259
Old Republic International Corp.	877	17,268
Primerica, Inc.	260	21,203
Principal Financial Group, Inc.	1,399	90,012
ProAssurance Corp.	220	12,023
Progressive Corp. (The)	1,892	91,611
Prudential Financial, Inc.	2,530	268,990
Reinsurance Group of America, Inc.	292	40,743
RLI Corp.	170	9,751
Selective Insurance Group, Inc.	181	9,747
Stewart Information Services Corp.	142	5,362
Torchmark Corp.	459	36,761
Travelers Cos., Inc. (The)	1,601	196,154
United Fire Group, Inc.	108	4,949
Universal Insurance Holdings, Inc.	217	4,991
Unum Group	937	47,909
W.R. Berkley Corp.	412	27,497

Total Insurance		2,201,298
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	141	135,550
Expedia, Inc.	243	34,978
Netflix, Inc.*	185	33,550
PetMed Express, Inc.	420	13,923
Priceline Group, Inc. (The)*	98	179,420
TripAdvisor, Inc.*	40	1,621

Total Internet & Catalog Retail		399,042
Internet Software & Services – 3.2%
Akamai Technologies, Inc.*	192	9,354
Alphabet, Inc. Class A*	1,298	1,263,889
Cars.com, Inc.*(a)	76	2,022
CoStar Group, Inc.*	52	13,949

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
eBay, Inc.*	3,397	$130,649
Facebook, Inc. Class A*	3,388	578,908
IAC/InterActiveCorp*	157	18,460
j2 Global, Inc.	105	7,757
LogMeIn, Inc.	65	7,153
Reis, Inc.	405	7,290
SPS Commerce, Inc.*	35	1,985
Stamps.com, Inc.*(a)	74	14,996
TechTarget, Inc.*	656	7,833
VeriSign, Inc.*(a)	457	48,620
Web.com Group, Inc.*	712	17,800

Total Internet Software & Services		2,130,665
IT Services – 3.4%
Alliance Data Systems Corp.	37	8,197
Automatic Data Processing, Inc.	877	95,874
Blackhawk Network Holdings, Inc.*	183	8,015
Booz Allen Hamilton Holding Corp.	488	18,246
Broadridge Financial Solutions, Inc.	297	24,004
CACI International, Inc. Class A*	114	15,886
Cognizant Technology Solutions Corp. Class A	1,662	120,561
Convergys Corp.	264	6,835
CoreLogic, Inc.*	194	8,967
CSG Systems International, Inc.	149	5,975
DST Systems, Inc.	370	20,306
DXC Technology Co.	1,057	90,775
EPAM Systems, Inc.*	150	13,189
Euronet Worldwide, Inc.*	151	14,313
ExlService Holdings, Inc.*	222	12,947
Fidelity National Information Services, Inc.	442	41,278
Fiserv, Inc.*	477	61,514
FleetCor Technologies, Inc.*	134	20,739
Gartner, Inc.*	143	17,791
Global Payments, Inc.	396	37,632
Hackett Group, Inc. (The)	157	2,385
International Business Machines Corp.	3,858	559,719
Jack Henry & Associates, Inc.	190	19,530
Leidos Holdings, Inc.	150	8,883
ManTech International Corp. Class A	88	3,885
MasterCard, Inc. Class A	2,138	301,886
MAXIMUS, Inc.	157	10,127
Paychex, Inc.	667	39,993
PayPal Holdings, Inc.*	1,876	120,120
Sabre Corp.	443	8,018
Science Applications International Corp.	137	9,158
Sykes Enterprises, Inc.*	425	12,393
TeleTech Holdings, Inc.	260	10,855
Total System Services, Inc.	450	29,475
Vantiv, Inc. Class A*	82	5,779
Visa, Inc. Class A	4,203	442,324
Western Union Co. (The)	2,405	46,176
WEX, Inc.*	69	7,743

Total IT Services		2,281,493
Leisure Products – 0.2%
American Outdoor Brands Corp.*	494	7,534
Brunswick Corp.	789	44,160
Hasbro, Inc.	347	33,891
Mattel, Inc.	248	3,839
Polaris Industries, Inc.(a)	187	19,566
Sturm Ruger & Co., Inc.(a)	154	7,962
Vista Outdoor, Inc.*	614	14,085

Total Leisure Products		131,037
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	600	38,520
Bio-Rad Laboratories, Inc. Class A*	65	14,444
Bio-Techne Corp.	72	8,704
Bruker Corp.	405	12,049
Cambrex Corp.*	112	6,160
Charles River Laboratories International, Inc.*	84	9,074
Illumina, Inc.*	207	41,234
Mettler-Toledo International, Inc.*	48	30,056
PAREXEL International Corp.*	202	17,792
PerkinElmer, Inc.	257	17,725
Quintiles IMS Holdings, Inc.*	484	46,014
Thermo Fisher Scientific, Inc.	751	142,089
VWR Corp.*	410	13,575
Waters Corp.*	219	39,315

Total Life Sciences Tools & Services		436,751
Machinery – 2.0%
AGCO Corp.	552	40,721
Allison Transmission Holdings, Inc.	780	29,273
Astec Industries, Inc.	80	4,481
Barnes Group, Inc.	149	10,496
Briggs & Stratton Corp.	322	7,567
Caterpillar, Inc.	887	110,618
Cummins, Inc.	721	121,150
Deere & Co.	1,097	137,772
Donaldson Co., Inc.	83	3,813
Dover Corp.	327	29,885
ESCO Technologies, Inc.	140	8,393
Federal Signal Corp.	202	4,299
Flowserve Corp.	164	6,985
Fortive Corp.	723	51,181
Franklin Electric Co., Inc.	96	4,306
Global Brass & Copper Holdings, Inc.	188	6,354
Graco, Inc.	134	16,574
Hillenbrand, Inc.	204	7,925
Hyster-Yale Materials Handling, Inc.	81	6,192
IDEX Corp.	177	21,500
Illinois Tool Works, Inc.	967	143,077
ITT, Inc.	127	5,622
John Bean Technologies Corp.	87	8,796
Lincoln Electric Holdings, Inc.	158	14,485
Lindsay Corp.	24	2,206
Meritor, Inc.*	492	12,797
Middleby Corp. (The)*	125	16,021

See Notes to Financial Statements.

102	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Mueller Industries, Inc.	202	$7,060
Nordson Corp.	151	17,893
Oshkosh Corp.	434	35,822
PACCAR, Inc.	943	68,217
Parker-Hannifin Corp.	473	82,784
RBC Bearings, Inc.*	52	6,508
Rexnord Corp.*	7	178
Snap-on, Inc.	167	24,885
Standex International Corp.	39	4,142
Stanley Black & Decker, Inc.	332	50,122
Terex Corp.	427	19,224
Timken Co. (The)	399	19,371
Toro Co. (The)	304	18,866
Trinity Industries, Inc.	580	18,502
Wabash National Corp.	423	9,653
WABCO Holdings, Inc.*	190	28,120
Wabtec Corp.	250	18,937
Welbilt, Inc.*	202	4,656
Woodward, Inc.	128	9,934
Xylem, Inc.	498	31,190

Total Machinery		1,308,553
Marine – 0.0%
Kirby Corp.*	142	9,365
Matson, Inc.	49	1,381

Total Marine		10,746
Media – 3.2%
AMC Entertainment Holdings, Inc. Class A(a)	213	3,131
Cable One, Inc.	7	5,055
CBS Corp. Class B Non-Voting Shares	1,645	95,410
Charter Communications, Inc. Class A*	509	184,981
Cinemark Holdings, Inc.	343	12,420
Comcast Corp. Class A	13,732	528,407
Discovery Communications, Inc. Class A*	140	2,981
DISH Network Corp. Class A*	683	37,039
Entercom Communications Corp. Class A(a)	410	4,694
Entravision Communications Corp. Class A	1,288	7,342
Gannett Co., Inc.	659	5,931
Interpublic Group of Cos., Inc. (The)	1,130	23,493
John Wiley & Sons, Inc. Class A	117	6,259
Liberty Broadband Corp. Class C*	468	44,600
Loral Space & Communications, Inc.*	385	19,057
Meredith Corp.	164	9,102
MSG Networks, Inc. Class A*	928	19,674
New York Times Co. (The) Class A	259	5,076
Nexstar Media Group, Inc. Class A	113	7,040
Omnicom Group, Inc.	655	48,516
Regal Entertainment Group Class A	390	6,240
Scholastic Corp.	139	5,171
Scripps Networks Interactive, Inc. Class A	368	31,608
Sinclair Broadcast Group, Inc. Class A	234	7,500
Sirius XM Holdings, Inc.(a)	6,688	36,918
TEGNA, Inc.	229	3,053
Time Warner, Inc.	2,645	270,980
Tribune Media Co. Class A	45	1,839
Twenty-First Century Fox, Inc. Class A	7,161	188,907
Viacom, Inc. Class B	1,374	38,252
Walt Disney Co. (The)	5,150	507,635

Total Media		2,168,311
Metals & Mining – 0.2%
Commercial Metals Co.	605	11,513
Haynes International, Inc.	37	1,329
Materion Corp.	77	3,323
Nucor Corp.	870	48,755
Reliance Steel & Aluminum Co.	296	22,546
Steel Dynamics, Inc.	547	18,855
Worthington Industries, Inc.	232	10,672

Total Metals & Mining		116,993
Multi-Utilities – 0.9%
Ameren Corp.	786	45,462
Avista Corp.	151	7,817
Black Hills Corp.	65	4,477
CMS Energy Corp.	721	33,397
Consolidated Edison, Inc.	1,052	84,875
Dominion Energy, Inc.	1,189	91,470
DTE Energy Co.	482	51,748
MDU Resources Group, Inc.	480	12,456
NiSource, Inc.	719	18,399
NorthWestern Corp.	118	6,719
Public Service Enterprise Group, Inc.	1,597	73,861
SCANA Corp.	474	22,984
Sempra Energy	769	87,766
Vectren Corp.	178	11,707
WEC Energy Group, Inc.	847	53,175

Total Multi-Utilities		606,313
Multiline Retail – 0.5%
Big Lots, Inc.	219	11,732
Dollar General Corp.	782	63,381
Dollar Tree, Inc.*	457	39,677
Kohl’s Corp.	553	25,244
Macy’s, Inc.	911	19,878
Nordstrom, Inc.	375	17,681
Target Corp.	2,460	145,165

Total Multiline Retail		322,758
Oil, Gas & Consumable Fuels – 1.6%
Andeavor	388	40,022
Exxon Mobil Corp.	5,816	476,796
Kinder Morgan, Inc.	3,264	62,604
Marathon Petroleum Corp.	1,651	92,588
ONEOK, Inc.	807	44,716
Phillips 66	1,635	149,782
Valero Energy Corp.	2,281	175,477

Total Oil, Gas & Consumable Fuels		1,041,985
Paper & Forest Products – 0.0%
Boise Cascade Co.*	288	10,051
Clearwater Paper Corp.*	48	2,364

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	103

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
KapStone Paper and Packaging Corp.	156	$3,353

Total Paper & Forest Products		15,768
Personal Products – 0.2%
Coty, Inc. Class A	1	16
Edgewell Personal Care Co.*	183	13,317
Estee Lauder Cos., Inc. (The) Class A	879	94,791
Inter Parfums, Inc.	219	9,034
Medifast, Inc.	142	8,431
Nu Skin Enterprises, Inc. Class A	231	14,202
Revlon, Inc. Class A*(a)	288	7,070
USANA Health Sciences, Inc.*	116	6,693

Total Personal Products		153,554
Pharmaceuticals – 3.5%
Akorn, Inc.*	907	30,103
Bristol-Myers Squibb Co.	3,591	228,891
Catalent, Inc.*	400	15,968
Eli Lilly & Co.	2,109	180,404
Johnson & Johnson	8,129	1,056,851
Merck & Co., Inc.	5,161	330,459
Pfizer, Inc.	12,063	430,649
Prestige Brands Holdings, Inc.*	157	7,864
Zoetis, Inc.	772	49,223

Total Pharmaceuticals		2,330,412
Professional Services – 0.2%
CBIZ, Inc.*	510	8,287
Dun & Bradstreet Corp. (The)	131	15,250
Equifax, Inc.	217	23,000
FTI Consulting, Inc.*	52	1,845
Insperity, Inc.	113	9,944
Kelly Services, Inc. Class A	141	3,538
Korn/Ferry International	139	5,481
ManpowerGroup, Inc.	309	36,406
Navigant Consulting, Inc.*	274	4,636
On Assignment, Inc.*	142	7,623
Robert Half International, Inc.	254	12,786
TriNet Group, Inc.*	92	3,093
Verisk Analytics, Inc.*	254	21,130
WageWorks, Inc.*	38	2,307

Total Professional Services		155,326
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,342	50,835
HFF, Inc. Class A	67	2,650
Howard Hughes Corp. (The)*	133	15,685

Total Real Estate Management & Development		69,170
Road & Rail – 1.2%
AMERCO	67	25,118
ArcBest Corp.	114	3,813
CSX Corp.	3,449	187,143
Genesee & Wyoming, Inc. Class A*	111	8,215
Heartland Express, Inc.	135	3,386
JB Hunt Transport Services, Inc.	224	24,882
Kansas City Southern	79	8,586
Knight-Swift Transportation Holdings, Inc.*	1,021	42,422
Landstar System, Inc.	189	18,834
Norfolk Southern Corp.	956	126,421
Old Dominion Freight Line, Inc.	274	30,170
Ryder System, Inc.	156	13,190
Saia, Inc.*	47	2,945
Union Pacific Corp.	2,393	277,516
Werner Enterprises, Inc.	232	8,480
YRC Worldwide, Inc.*	119	1,642

Total Road & Rail		782,763
Semiconductors & Semiconductor Equipment – 2.8%
Amkor Technology, Inc.*	1,209	12,755
Analog Devices, Inc.	668	57,562
Applied Materials, Inc.	3,185	165,907
Cabot Microelectronics Corp.	39	3,117
Cirrus Logic, Inc.*	328	17,489
Cohu, Inc.	503	11,992
Entegris, Inc.*	413	11,915
First Solar, Inc.*	630	28,904
Integrated Device Technology, Inc.*	518	13,768
Intel Corp.	16,200	616,896
KLA-Tencor Corp.	575	60,950
Lam Research Corp.	398	73,646
Maxim Integrated Products, Inc.	879	41,937
Microchip Technology, Inc.	457	41,029
MKS Instruments, Inc.	158	14,923
NVIDIA Corp.	737	131,754
ON Semiconductor Corp.*	911	16,826
QUALCOMM, Inc.	4,017	208,241
Silicon Laboratories, Inc.*	42	3,356
Skyworks Solutions, Inc.	716	72,960
Teradyne, Inc.	621	23,157
Texas Instruments, Inc.	2,565	229,927
Xilinx, Inc.	717	50,785
Xperi Corp.	82	2,075

Total Semiconductors & Semiconductor Equipment		1,911,871
Software – 3.6%
ACI Worldwide, Inc.*	690	15,718
Activision Blizzard, Inc.	1,610	103,861
Adobe Systems, Inc.*	443	66,087
American Software, Inc. Class A	1,011	11,485
ANSYS, Inc.*	256	31,419
Aspen Technology, Inc.*	170	10,678
CA, Inc.	1,252	41,792
Cadence Design Systems, Inc.*	286	11,288
Citrix Systems, Inc.*	381	29,268
Ebix, Inc.	336	21,924
Electronic Arts, Inc.*	749	88,427
Fair Isaac Corp.	99	13,910
Fortinet, Inc.*	268	9,605
Intuit, Inc.	417	59,272
Manhattan Associates, Inc.*	292	12,138
Microsoft Corp.	14,997	1,117,127

See Notes to Financial Statements.

104	WisdomTree Domestic Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
MicroStrategy, Inc. Class A*	37	$4,725
Oracle Corp.	11,860	573,431
Progress Software Corp.	180	6,871
Red Hat, Inc.*	240	26,606
salesforce.com, Inc.*	229	21,393
SS&C Technologies Holdings, Inc.	393	15,779
Synopsys, Inc.*	271	21,824
Tyler Technologies, Inc.*	66	11,505
VMware, Inc. Class A*	789	86,151

Total Software		2,412,284
Specialty Retail – 2.3%
Aaron’s, Inc.	226	9,860
Advance Auto Parts, Inc.	131	12,995
American Eagle Outfitters, Inc.	990	14,157
Asbury Automotive Group, Inc.*	39	2,383
AutoNation, Inc.*	645	30,612
AutoZone, Inc.*	86	51,180
Bed Bath & Beyond, Inc.	1,202	28,211
Best Buy Co., Inc.	1,391	79,231
Caleres, Inc.	96	2,930
CarMax, Inc.*	542	41,089
Cato Corp. (The) Class A	69	913
Chico’s FAS, Inc.	471	4,215
Children’s Place, Inc. (The)	66	7,798
Dick’s Sporting Goods, Inc.	506	13,667
DSW, Inc. Class A	495	10,633
Five Below, Inc.*	114	6,256
Foot Locker, Inc.	434	15,286
Francesca’s Holdings Corp.*	429	3,157
GameStop Corp. Class A	1,046	21,610
Gap, Inc. (The)	1,545	45,624
Group 1 Automotive, Inc.	69	5,000
Hibbett Sports, Inc.*	146	2,081
Home Depot, Inc. (The)	3,154	515,868
L Brands, Inc.	1,096	45,605
Lithia Motors, Inc. Class A	81	9,745
Lowe’s Cos., Inc.	1,814	145,011
Michaels Cos., Inc. (The)*	682	14,643
Monro, Inc.	133	7,455
Murphy USA, Inc.*	151	10,419
O’Reilly Automotive, Inc.*	187	40,274
Office Depot, Inc.	7,020	31,871
Penske Automotive Group, Inc.	306	14,556
RH*	466	32,769
Ross Stores, Inc.	907	58,565
Sally Beauty Holdings, Inc.*	226	4,425
Select Comfort Corp.*	97	3,012
Shoe Carnival, Inc.	172	3,849
Tiffany & Co.	198	18,172
TJX Cos., Inc. (The)	1,803	132,935
Tractor Supply Co.	331	20,949
Ulta Salon Cosmetics & Fragrance, Inc.*	91	20,571
Vitamin Shoppe, Inc.*	489	2,616
Williams-Sonoma, Inc.	332	16,554
Winmark Corp.	37	4,875
Zumiez, Inc.*	116	2,100

Total Specialty Retail		1,565,727
Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	22,504	3,468,316
Electronics For Imaging, Inc.*	259	11,054
Hewlett Packard Enterprise Co.	5,938	87,348
HP, Inc.	11,686	233,253
NCR Corp.*	265	9,943
NetApp, Inc.	182	7,964

Total Technology Hardware, Storage & Peripherals		3,817,878
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	134	13,232
Coach, Inc.	95	3,827
Columbia Sportswear Co.	102	6,281
Deckers Outdoor Corp.*	77	5,268
G-III Apparel Group Ltd.*	255	7,400
Hanesbrands, Inc.	1,372	33,806
Iconix Brand Group, Inc.*	187	1,064
NIKE, Inc. Class B	4,378	226,999
PVH Corp.	212	26,725
Skechers U.S.A., Inc. Class A*	118	2,961
Steven Madden Ltd.*	202	8,747
Under Armour, Inc. Class A*(a)	488	8,042
Vera Bradley, Inc.*	835	7,356
VF Corp.	1,416	90,015
Wolverine World Wide, Inc.	58	1,673

Total Textiles, Apparel & Luxury Goods		443,396
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	232	4,988
BofI Holding, Inc.*(a)	279	7,943
Capitol Federal Financial, Inc.	107	1,573
Dime Community Bancshares, Inc.	72	1,548
Flagstar Bancorp, Inc.*	292	10,360
HomeStreet, Inc.*	188	5,076
MGIC Investment Corp.*	5,546	69,492
Northwest Bancshares, Inc.	366	6,321
PennyMac Financial Services, Inc. Class A*	127	2,261
Provident Financial Services, Inc.	233	6,214
Radian Group, Inc.	1,644	30,726
Territorial Bancorp, Inc.	157	4,957
TFS Financial Corp.	195	3,145
Walker & Dunlop, Inc.*	276	14,443
Washington Federal, Inc.	394	13,258
WSFS Financial Corp.	135	6,581

Total Thrifts & Mortgage Finance		188,886
Tobacco – 1.1%
Altria Group, Inc.	4,553	288,751
Philip Morris International, Inc.	4,116	456,917
Universal Corp.	147	8,423
Vector Group Ltd.	480	9,823

Total Tobacco		763,914

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	105

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2017

Investments	Shares	Value
Trading Companies & Distributors – 0.3%
Air Lease Corp.	364	$15,514
Applied Industrial Technologies, Inc.	173	11,383
Beacon Roofing Supply, Inc.*	139	7,124
Fastenal Co.	493	22,471
GATX Corp.	158	9,726
HD Supply Holdings, Inc.*	1,161	41,877
Kaman Corp.	75	4,183
MSC Industrial Direct Co., Inc. Class A	128	9,673
Rush Enterprises, Inc. Class A*	137	6,342
United Rentals, Inc.*	350	48,559
W.W. Grainger, Inc.	69	12,403
Watsco, Inc.	69	11,114
WESCO International, Inc.*	212	12,349

Total Trading Companies & Distributors		212,718
Water Utilities – 0.1%
American States Water Co.	152	7,486
American Water Works Co., Inc.	405	32,768
Aqua America, Inc.	434	14,404
California Water Service Group	297	11,331

Total Water Utilities		65,989
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	698	10,714
T-Mobile U.S., Inc.*	1,071	66,038
Telephone & Data Systems, Inc.	82	2,287
United States Cellular Corp.*	122	4,319

Total Wireless Telecommunication Services		83,358
Total United States		67,017,687
TOTAL COMMON STOCKS (Cost: $51,873,879)		67,045,402
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $258,445)(c)	258,445	258,445
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $52,132,324)		67,303,847
Other Assets less Liabilities – (0.3)%		(200,613)

NET ASSETS – 100.0%		$67,103,234
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.

(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $364,432 and the total market value of the collateral held by the Fund was $373,106. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $114,661.

See Notes to Financial Statements.

106	WisdomTree Domestic Equity Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Equity Funds

September 30, 2017

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. Earnings 500 Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Value Fund
ASSETS:

Investments, at cost	$790,881,212	$110,854,897	$1,128,643,022	$1,655,684,738	$37,089,124

Investment in affiliates, at cost (Note 3)	1,046,527	188,309	3,090,613	2,170,624	28,116
Investments in securities, at value[1,2] (Note 2)	883,801,787	143,615,297	1,229,183,533	1,963,833,204	42,070,875

Investment in affiliates, at value (Note 3)	1,087,773	193,231	3,177,052	2,218,575	30,699

Cash	41,048	9,512	68,056	55,976	452

Receivables:

Investment securities sold	—	—	—	—	2,487

Dividends	1,691,185	121,696	2,588,905	2,491,417	29,294

Securities lending income	12,331	263	11,035	2,401	485
Total Assets	886,634,124	143,939,999	1,235,028,581	1,968,601,573	42,134,292
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	21,301,748	186,689	7,312,203	4,091,919	335,846

Advisory fees (Note 3)	269,642	32,610	383,180	447,455	13,469

Service fees (Note 2)	3,134	515	4,450	7,044	156
Total Liabilities	21,574,524	219,814	7,699,833	4,546,418	349,471
NET ASSETS	$865,059,600	$143,720,185	$1,227,328,748	$1,964,055,155	$41,784,821
NET ASSETS:

Paid-in capital	$847,924,883	$127,181,597	$1,158,094,077	$1,701,967,756	$49,217,008

Undistributed net investment income	515,476	67,616	1,491,317	1,328,970	21,502

Accumulated net realized loss on investments	(76,342,580)	(16,294,350)	(32,883,596)	(47,437,988)	(12,438,023)

Net unrealized appreciation on investments	92,961,821	32,765,322	100,626,950	308,196,417	4,984,334
NET ASSETS	$865,059,600	$143,720,185	$1,227,328,748	$1,964,055,155	$41,784,821
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,250,000	1,650,000	17,550,000	22,600,000	550,000
Net asset value per share	$84.40	$87.10	$69.93	$86.91	$75.97
[1] Includes market value of securities out on loan of:	$23,563,375	$244,268	$8,651,488	$4,999,148	$369,061

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	107

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Domestic Equity Funds

September 30, 2017

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Earnings Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Fund
ASSETS:

Investments, at cost	$2,707,754,832	$750,575,341	$2,503,555	$1,455,877,147	$1,909,859,589

Investment in affiliates, at cost (Note 3)	35,836	3,224,962	—	—	7,200,948
Investments in securities, at value[1,2] (Note 2)	2,978,383,681	881,672,282	2,606,003	1,654,285,707	2,095,508,321

Investment in affiliates, at value (Note 3)	37,949	3,337,430	—	—	7,590,003

Cash	42,096	4,567	1,103	276,607	532,527

Receivables:

Investment securities sold	—	—	—	—	998,788

Capital shares sold	—	1,857,768	—	7,629,970	—

Dividends	6,108,941	903,243	2,190	1,156,084	3,847,804

Securities lending income	149,241	45,462	—	3,754	146,899
Total Assets	2,984,721,908	887,820,752	2,609,296	1,663,352,122	2,108,624,342
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	55,826,750	15,236,970	—	1,553,431	115,465,162

Investment securities purchased	—	4,046,025	10,969	7,622,755	1,296,981

Advisory fees (Note 3)	900,811	262,618	591	373,991	596,366

Service fees (Note 2)	10,441	3,051	9	5,877	6,949
Total Liabilities	56,738,002	19,548,664	11,569	9,556,054	117,365,458
NET ASSETS	$2,927,983,906	$868,272,088	$2,597,727	$1,653,796,068	$1,991,258,884
NET ASSETS:

Paid-in capital	$2,661,649,309	$804,178,259	$2,481,856	$1,441,254,325	$1,927,965,789

Undistributed net investment income	3,568,818	719,166	2,294	586,206	4,116,111

Accumulated net realized gain (loss) on investments	(7,865,183)	(67,834,746)	11,129	13,546,977	(126,860,803)

Net unrealized appreciation on investments	270,630,962	131,209,409	102,448	198,408,560	186,037,787
NET ASSETS	$2,927,983,906	$868,272,088	$2,597,727	$1,653,796,068	$1,991,258,884
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	29,300,000	23,350,000	100,004	43,350,000	23,700,000
Net asset value per share	$99.93	$37.19	$25.98	$38.15	$84.02
[1] Includes market value of securities out on loan of:	$80,177,709	$25,432,831	—	$1,684,082	$140,709,304

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

108	WisdomTree Domestic Equity Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic Equity Funds

September 30, 2017

	WisdomTree U.S. SmallCap Earnings Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Earnings Fund
ASSETS:

Investments, at cost	$475,335,277	$95,867,162	$472,241,330	$52,132,324

Investment in affiliates, at cost (Note 3)	1,467,364	—	376,751	—
Investments in securities, at value[1,2] (Note 2)	550,777,469	101,382,073	601,233,403	67,303,847

Investment in affiliates, at value (Note 3)	1,582,030	—	386,920	—

Cash	450,869	59,128	57,263	15,148

Receivables:

Investment securities sold	8,005,519	3,446,908	4,387,262	—

Dividends	309,488	105,108	888,193	57,406

Securities lending income	72,432	7,992	3,314	769
Total Assets	561,197,807	105,001,209	606,956,355	67,377,170
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	35,635,797	3,228,077	946,136	258,445

Investment securities purchased	1,339,665	—	—	—

Capital shares redeemed	6,987,478	3,448,878	4,390,368	—

Advisory fees (Note 3)	154,514	30,308	137,047	15,251

Service fees (Note 2)	1,796	351	2,157	240
Total Liabilities	44,119,250	6,707,614	5,475,708	273,936
NET ASSETS	$517,078,557	$98,293,595	$601,480,647	$67,103,234
NET ASSETS:

Paid-in capital	$479,787,325	$95,888,456	$486,991,529	$58,309,194

Undistributed net investment income	283,344	72,757	539,560	33,765

Accumulated net realized loss on investments	(38,548,970)	(3,182,529)	(15,052,684)	(6,411,248)

Net unrealized appreciation on investments	75,556,858	5,514,911	129,002,242	15,171,523
NET ASSETS	$517,078,557	$98,293,595	$601,480,647	$67,103,234
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,800,000	2,850,000	6,850,000	750,000
Net asset value per share	$34.94	$34.49	$87.81	$89.47
[1] Includes market value of securities out on loan of:	$38,635,201	$4,941,255	$2,985,484	$364,432

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	109

Statements of Operations (unaudited)

WisdomTree Domestic Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree U.S. Dividend ex- Financials Fund	WisdomTree U.S. Earnings 500 Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Value Fund
INVESTMENT INCOME:

Dividends[1]	$16,442,082	$1,461,092	$23,037,865	$28,234,780	$440,228

Dividends from affiliates (Note 3)	41,970	6,930	58,129	55,806	1,478

Interest	—	—	—	—	7

Securities lending income (Note 2)	62,765	1,981	59,613	22,288	4,184
Total investment income	16,546,817	1,470,003	23,155,607	28,312,874	445,897
EXPENSES:

Advisory fees (Note 3)	1,668,667	192,555	2,355,602	2,716,621	87,247

Service fees (Note 2)	19,320	3,026	27,275	42,690	1,010

Legal fees (Note 2)	—	—	756	—	—
Total expenses	1,687,987	195,581	2,383,633	2,759,311	88,257
Expense waivers (Note 3)	(4,651)	(476)	(7,370)	(3,157)	(362)
Net expenses	1,683,336	195,105	2,376,263	2,756,154	87,895
Net investment income	14,863,481	1,274,898	20,779,344	25,556,720	358,002
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	4,737,515	275,687	5,219,075	6,105,217	3,133

Investment transactions in affiliates (Note 3)	101,394	7,893	23,062	24,230	9,938

In-kind redemptions	9,564,683	—	16,192,210	25,346,046	1,481,145
Net realized gain	14,403,592	283,580	21,434,347	31,475,493	1,494,216
Net increase in unrealized appreciation/depreciation	4,640,641	8,985,650	2,938,270	58,387,692	1,931,473
Net realized and unrealized gain on investments	19,044,233	9,269,230	24,372,617	89,863,185	3,425,689
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,907,714	$10,544,128	$45,151,961	$115,419,905	$3,783,691
[1] Net of foreign withholding tax of:	—	—	—	—	$48

See Notes to Financial Statements.

110	WisdomTree Domestic Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Domestic Equity Funds

For the Six Months or Period Ended September 30, 2017

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Earnings Fund	WisdomTree U.S. Multifactor Fund[1]	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$42,904,060	$6,453,752	$12,649	$17,502,205	$35,513,016

Dividends from affiliates (Note 3)	82,978	32,685	—	—	216,476

Interest	—	220	—	—	902

Securities lending income (Note 2)	657,940	230,476	—	22,570	1,026,142
Total investment income	43,644,978	6,717,133	12,649	17,524,775	36,756,536
EXPENSES:

Advisory fees (Note 3)	5,498,676	1,566,631	1,826	2,119,202	3,710,865

Service fees (Note 2)	63,669	18,140	29	33,302	42,968

Legal fees (Note 2)	2,485	—	—	—	—
Total expenses	5,564,830	1,584,771	1,855	2,152,504	3,753,833
Expense waivers (Note 3)	(10,299)	(4,554)	—	—	(36,470)
Net expenses	5,554,531	1,580,217	1,855	2,152,504	3,717,363
Net investment income	38,090,447	5,136,916	10,794	15,372,271	33,039,173
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	11,172,098	5,205,022	11,129	7,369,579	(4,288,795)

Investment transactions in affiliates (Note 3)	292,604	250	—	—	570,832

In-kind redemptions	35,811,734	—	—	31,886,937	30,597,307
Net realized gain	47,276,436	5,205,272	11,129	39,256,516	26,879,344
Net increase in unrealized appreciation/depreciation	20,475,253	39,020,452	102,448	67,133,585	49,051,667
Net realized and unrealized gain on investments	67,751,689	44,225,724	113,577	106,390,101	75,931,011
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,842,136	$49,362,640	$124,371	$121,762,372	$108,970,184
[1] For the period June 29, 2017 (commencement of operations) through September 30, 2017.
[2] Net of foreign withholding tax of:	—	$3,103	—	—	—

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	111

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic Equity Funds

For the Six Months Ended September 30, 2017

	WisdomTree U.S. SmallCap Earnings Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Earnings Fund
INVESTMENT INCOME:

Dividends[1]	$3,024,829	$1,154,410	$8,737,951	$669,327

Dividends from affiliates (Note 3)	12,284	—	7,571	—

Interest	—	88	—	2

Securities lending income (Note 2)	455,635	63,824	20,294	5,142
Total investment income	3,492,748	1,218,322	8,765,816	674,471
EXPENSES:

Advisory fees (Note 3)	934,032	189,298	817,829	90,626

Service fees (Note 2)	10,815	2,192	12,852	1,424

Legal fees (Note 2)	—	—	312	—
Total expenses	944,847	191,490	830,993	92,050
Expense waivers (Note 3)	(4,450)	—	(823)	—
Net expenses	940,397	191,490	830,170	92,050
Net investment income	2,552,351	1,026,832	7,935,646	582,421
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	3,072,774	116,328	2,088,503	244,750

Investment transactions in affiliates (Note 3)	51,720	—	35,664	—

In-kind redemptions	6,147,973	1,947,518	7,021,695	—
Net realized gain	9,272,467	2,063,846	9,145,862	244,750
Net increase in unrealized appreciation/depreciation	32,158,763	2,109,022	16,033,551	4,068,742
Net realized and unrealized gain on investments	41,431,230	4,172,868	25,179,413	4,313,492
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,983,581	$5,199,700	$33,115,059	$4,895,913
[1] Net of foreign withholding tax of:	$316	—	—	$72

See Notes to Financial Statements.

112	WisdomTree Domestic Equity Funds

Statements of Changes in Net Assets

WisdomTree Domestic Equity Funds

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. Earnings 500 Fund		WisdomTree U.S. High Dividend Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,863,481	$30,053,659	$1,274,898	$2,335,052	$20,779,344	$39,012,772

Net realized gain on investments	14,403,592	65,773,468	283,580	5,280,772	21,434,347	74,229,435

Net increase in unrealized appreciation/depreciation on investments	4,640,641	21,000,511	8,985,650	13,715,835	2,938,270	22,022,849
Net increase in net assets resulting from operations	33,907,714	116,827,638	10,544,128	21,331,659	45,151,961	135,265,056
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(14,348,000)	(31,847,340)	(1,204,500)	(2,481,560)	(19,266,750)	(42,845,450)

Return of capital	—	(595,266)	—	—	—	—
Total dividends and distributions	(14,348,000)	(32,442,606)	(1,204,500)	(2,481,560)	(19,266,750)	(42,845,450)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	19,149,617	4,126,118	3,956,554	27,483,870	328,739,201

Cost of shares redeemed	(57,852,235)	(116,375,234)	—	(10,963,876)	(89,408,800)	(183,152,735)
Net increase (decrease) in net assets resulting from capital share transactions	(57,852,235)	(97,225,617)	4,126,118	(7,007,322)	(61,924,930)	145,586,466
Net Increase (Decrease) in Net Assets	(38,292,521)	(12,840,585)	13,465,746	11,842,777	(36,039,719)	238,006,072
NET ASSETS:

Beginning of period	$903,352,121	$916,192,706	$130,254,439	$118,411,662	$1,263,368,467	$1,025,362,395

End of period	$865,059,600	$903,352,121	$143,720,185	$130,254,439	$1,227,328,748	$1,263,368,467
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$515,476	$(5)	$67,616	$(2,782)	$1,491,317	$(21,277)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,950,000	12,150,000	1,600,000	1,700,000	18,450,000	16,200,000

Shares created	—	250,000	50,000	50,000	400,000	5,000,000

Shares redeemed	(700,000)	(1,450,000)	—	(150,000)	(1,300,000)	(2,750,000)
Shares outstanding, end of period	10,250,000	10,950,000	1,650,000	1,600,000	17,550,000	18,450,000

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	113

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Equity Funds

	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Value Fund		WisdomTree U.S. MidCap Dividend Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,556,720	$49,585,997	$358,002	$2,356,573	$38,090,447	$55,037,084

Net realized gain on investments	31,475,493	101,999,534	1,494,216	20,364,475	47,276,436	160,953,022

Net increase (decrease) in unrealized appreciation/depreciation on investments	58,387,692	125,612,519	1,931,473	(927,870)	20,475,253	110,770,287
Net increase in net assets resulting from operations	115,419,905	277,198,050	3,783,691	21,793,178	105,842,136	326,760,393
DIVIDENDS:

Net investment income	(24,227,750)	(52,615,941)	(336,500)	(2,540,819)	(34,515,250)	(61,113,780)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	33,574,198	388,403,400	—	190,017,019	171,125,481	1,413,552,032

Cost of shares redeemed	(101,043,120)	(397,912,672)	(21,380,228)	(287,613,103)	(137,027,521)	(466,123,762)
Net increase (decrease) in net assets resulting from capital share transactions	(67,468,922)	(9,509,272)	(21,380,228)	(97,596,084)	34,097,960	947,428,270
Net Increase (Decrease) in Net Assets	23,723,233	215,072,837	(17,933,037)	(78,343,725)	105,424,846	1,213,074,883
NET ASSETS:

Beginning of period	$1,940,331,922	$1,725,259,085	$59,717,858	$138,061,583	$2,822,559,060	$1,609,484,177

End of period	$1,964,055,155	$1,940,331,922	$41,784,821	$59,717,858	$2,927,983,906	$2,822,559,060
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,328,970	—	$21,502	—	$3,568,818	$(6,379)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	23,400,000	23,500,000	850,000	2,200,000	28,950,000	18,700,000

Shares created	400,000	5,000,000	—	2,850,000	1,750,000	15,150,000

Shares redeemed	(1,200,000)	(5,100,000)	(300,000)	(4,200,000)	(1,400,000)	(4,900,000)
Shares outstanding, end of period	22,600,000	23,400,000	550,000	850,000	29,300,000	28,950,000

See Notes to Financial Statements.

114	WisdomTree Domestic Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Equity Funds

	WisdomTree U.S. MidCap Earnings Fund		WisdomTree U.S. Multifactor Fund*	WisdomTree U.S. Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Period June 29, 2017* through September 30, 2017 (unaudited)	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,136,916	$10,894,486	$10,794	$15,372,271	$18,908,084

Net realized gain on investments	5,205,272	48,567,285	11,129	39,256,516	10,777,287

Net increase in unrealized appreciation/depreciation on investments	39,020,452	65,963,286	102,448	67,133,585	113,184,310
Net increase in net assets resulting from operations	49,362,640	125,425,057	124,371	121,762,372	142,869,681
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(4,410,000)	(11,824,696)	(8,500)	(15,221,500)	(19,234,813)

Return of capital	—	(741,270)	—	—	—
Total dividends and distributions	(4,410,000)	(12,565,966)	(8,500)	(15,221,500)	(19,234,813)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	28,487,025	186,064,822	2,481,756	400,614,406	700,242,109

Cost of shares redeemed	—	(167,035,821)	—	(143,776,648)	(128,810,462)
Net increase in net assets resulting from capital share transactions	28,487,025	19,029,001	2,481,756	256,837,758	571,431,647
Net Increase in Net Assets	73,439,665	131,888,092	2,597,627	363,378,630	695,066,515
NET ASSETS:

Beginning of period	$794,832,423	$662,944,331	$100	$1,290,417,438	$595,350,923

End of period	$868,272,088	$794,832,423	$2,597,727	$1,653,796,068	$1,290,417,438
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$719,166	$(7,750)	$2,294	$586,206	$435,435
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	22,550,000	22,050,000 [1]	4	36,400,000	19,050,000

Shares created	800,000	5,400,000 [1]	100,000	10,850,000	21,200,000

Shares redeemed	—	(4,900,000)[1]	—	(3,900,000)	(3,850,000)
Shares outstanding, end of period	23,350,000	22,550,000 [1]	100,004	43,350,000	36,400,000
*	Commencement of operations.
[1]	Shares were adjusted to reflect a 3:1 stock split effective February 6, 2017.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Equity Funds

	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Earnings Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$33,039,173	$45,077,236	$2,552,351	$4,393,122	$1,026,832	$1,517,383

Net realized gain on investments	26,879,344	170,534,981	9,272,467	49,135,056	2,063,846	5,885,590

Net increase in unrealized appreciation/depreciation on investments	49,051,667	77,624,833	32,158,763	42,224,065	2,109,022	2,158,894
Net increase in net assets resulting from operations	108,970,184	293,237,050	43,983,581	95,752,243	5,199,700	9,561,867
DIVIDENDS:

Net investment income	(28,893,250)	(53,414,249)	(2,246,500)	(5,286,342)	(1,000,750)	(1,556,351)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	64,822,743	1,114,624,891	6,494,221	144,725,986	1,668,022	88,367,814

Cost of shares redeemed	(129,114,274)	(595,631,774)	(21,522,312)	(114,787,001)	(10,071,100)	(29,083,798)
Net increase (decrease) in net assets resulting from capital share transactions	(64,291,531)	518,993,117	(15,028,091)	29,938,985	(8,403,078)	59,284,016
Net Increase (Decrease) in Net Assets	15,785,403	758,815,918	26,708,990	120,404,886	(4,204,128)	67,289,532
NET ASSETS:

Beginning of period	$1,975,473,481	$1,216,657,563	$490,369,567	$369,964,681	$102,497,723	$35,208,191

End of period	$1,991,258,884	$1,975,473,481	$517,078,557	$490,369,567	$98,293,595	$102,497,723
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$4,116,111	$(29,812)	$283,344	$(22,507)	$72,757	$46,675
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	24,500,000	17,700,000	15,250,000	14,400,000 [1]	3,100,000	1,250,000

Shares created	800,000	14,050,000	200,000	4,450,000 [1]	50,000	2,700,000

Shares redeemed	(1,600,000)	(7,250,000)	(650,000)	(3,600,000)[1]	(300,000)	(850,000)
Shares outstanding, end of period	23,700,000	24,500,000	14,800,000	15,250,000 [1]	2,850,000	3,100,000
[1]	Shares were adjusted to reflect a 3:1 stock split effective February 6, 2017.

See Notes to Financial Statements.

116	WisdomTree Domestic Equity Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Equity Funds

	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Total Earnings Fund
	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,935,646	$13,864,673	$582,421	$1,131,149

Net realized gain on investments	9,145,862	14,850,082	244,750	990,323

Net increase in unrealized appreciation/depreciation on investments	16,033,551	51,624,180	4,068,742	8,735,404
Net increase in net assets resulting from operations	33,115,059	80,338,935	4,895,913	10,856,876
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(7,381,250)	(15,055,118)	(547,500)	(1,209,582)

Return of capital	—	—	—	(13,120)
Total dividends and distributions	(7,381,250)	(15,055,118)	(547,500)	(1,222,702)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	21,331,924	40,010,132	—	—

Cost of shares redeemed	(17,088,768)	(27,498,605)	—	(4,083,329)
Net increase (decrease) in net assets resulting from capital share transactions	4,243,156	12,511,527	—	(4,083,329)
Net Increase in Net Assets	29,976,965	77,795,344	4,348,413	5,550,845
NET ASSETS:

Beginning of period	$571,503,682	$493,708,338	$62,754,821	$57,203,976

End of period	$601,480,647	$571,503,682	$67,103,234	$62,754,821
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$539,560	$(14,836)	$33,765	$(1,156)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,800,000	6,650,000	750,000	800,000

Shares created	250,000	500,000	—	—

Shares redeemed	(200,000)	(350,000)	—	(50,000)
Shares outstanding, end of period	6,850,000	6,800,000	750,000	750,000

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	117

Financial Highlights

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$82.50	$75.41	$75.82	$70.27	$62.03	$54.81
Investment operations:
Net investment income[1]	1.40	2.52	2.46	2.47	2.00	2.27
Net realized and unrealized gain (loss)	1.87	7.31	(0.38)	5.38	8.22	7.36
Total from investment operations	3.27	9.83	2.08	7.85	10.22	9.63
Dividends and distributions to shareholders:
Net investment income	(1.37)	(2.69)	(2.49)	(2.30)	(1.98)	(2.41)
Return of capital	—	(0.05)	—	—	—	—
Total dividends and distributions to shareholders	(1.37)	(2.74)	(2.49)	(2.30)	(1.98)	(2.41)
Net asset value, end of period	$84.40	$82.50	$75.41	$75.82	$70.27	$62.03

TOTAL RETURN[2]	4.00%	13.27%	2.96%	11.27%	16.75%	18.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$865,060	$903,352	$916,193	$1,250,987	$1,127,812	$1,094,800
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%	0.38%	0.39%[6]	0.38%	0.38%
Net investment income	3.38%[5]	3.21%	3.39%	3.34%	3.06%	4.08%
Portfolio turnover rate[7]	2%	33%	32%	32%	35%	34%

WisdomTree U.S. Earnings 500 Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$81.41	$69.65	$71.48	$65.39	$54.46	$49.42
Investment operations:
Net investment income[1]	0.78	1.44	1.47	1.34	1.14	1.04
Net realized and unrealized gain (loss)	5.64	11.86	(1.81)	6.01	10.88	5.10
Total from investment operations	6.42	13.30	(0.34)	7.35	12.02	6.14
Dividends to shareholders:
Net investment income	(0.73)	(1.54)	(1.49)	(1.26)	(1.09)	(1.10)
Net asset value, end of period	$87.10	$81.41	$69.65	$71.48	$65.39	$54.46

TOTAL RETURN[2]	7.91%	19.31%	(0.45)%	11.28%	22.24%	12.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$143,720	$130,254	$118,412	$139,386	$101,351	$65,354
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.28%	0.28%[4]	0.29%[4,6]	0.28%	0.28%[4]
Net investment income	1.85%[5]	1.94%	2.11%	1.93%	1.89%	2.12%
Portfolio turnover rate[7]	2%	19%	18%	16%	15%	13%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree U.S. Dividend ex-Financials Fund and WisdomTree U.S. Earnings 500 Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

118	WisdomTree Domestic Equity Funds

Financial Highlights (continued)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$68.48	$63.29	$60.74	$56.57	$51.17	$44.81
Investment operations:
Net investment income[1]	1.15	2.10	2.10	1.95	1.77	1.82
Net realized and unrealized gain	1.38	5.39	2.50	4.03	5.37	6.40
Total from investment operations	2.53	7.49	4.60	5.98	7.14	8.22
Dividends to shareholders:
Net investment income	(1.08)	(2.30)	(2.05)	(1.81)	(1.74)	(1.86)
Net asset value, end of period	$69.93	$68.48	$63.29	$60.74	$56.57	$51.17

TOTAL RETURN[2]	3.73%	12.02%	7.88%	10.64%	14.24%	18.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,227,329	$1,263,368	$1,025,362	$1,059,849	$797,595	$639,585
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%[6]	0.38%[6]	0.39%[7]	0.38%	0.38%
Net investment income	3.35%[5]	3.17%	3.53%	3.25%	3.31%	3.91%
Portfolio turnover rate[8]	2%	23%	20%	27%	30%	28%

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)		For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$82.92		$73.42	$73.27	$67.60	$58.94	$52.98
Investment operations:
Net investment income[1]	1.11		2.04	2.01	1.86	1.65	1.61
Net realized and unrealized gain	3.94		9.63	0.13	5.59	8.64	6.00
Total from investment operations	5.05		11.67	2.14	7.45	10.29	7.61
Dividends to shareholders:
Net investment income	(1.06)		(2.17)	(1.99)	(1.78)	(1.63)	(1.65)
Net asset value, end of period	$86.91		$82.92	$73.42	$73.27	$67.60	$58.94

TOTAL RETURN[2]	6.13%		16.13%	3.04%	11.08%	17.70%	14.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,964,055		$1,940,332	$1,725,259	$2,106,618	$1,821,886	$1,500,106
Ratios to average net assets[3] of:
Expenses	0.28	%4,[5]	0.28%[4]	0.28%[4]	0.29%[4,9]	0.28%	0.28%[4]
Net investment income	2.63%[5]		2.63%	2.81%	2.59%	2.62%	2.97%
Portfolio turnover rate[8]	2%		11%	11%	12%	11%	14%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	119

Financial Highlights (continued)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Value Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$70.26	$62.76	$66.28	$58.57	$48.86	$44.31
Investment operations:
Net investment income[1]	0.57	0.92	1.06	0.88	0.61	1.02
Net realized and unrealized gain (loss)	5.73	7.55	(3.70)	7.71	9.70	4.56
Total from investment operations	6.30	8.47	(2.64)	8.59	10.31	5.58
Dividends to shareholders:
Net investment income	(0.59)	(0.97)	(0.88)	(0.88)	(0.60)	(1.03)
Net asset value, end of period	$75.97	$70.26	$62.76	$66.28	$58.57	$48.86

TOTAL RETURN[2]	8.99%	13.61%	(4.00)%	14.73%	21.20%	12.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,785	$59,718	$138,062	$26,511	$26,357	$24,428
Ratios to average net assets[3] of:
Expenses	0.38%[4,5]	0.38%	0.38%[5]	0.39%[5,6]	0.38%	0.38%
Net investment income	1.56%[4]	1.42%	1.68%	1.42%	1.14%	2.26%
Portfolio turnover rate[7]	1%	106%	85%	63%	67%	65%

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$97.50	$86.07	$86.03	$76.99	$65.15	$56.25
Investment operations:
Net investment income[1]	1.29	2.36	2.12	2.16	1.83	1.99
Net realized and unrealized gain	2.30	11.66	0.26	8.84	11.82	8.91
Total from investment operations	3.59	14.02	2.38	11.00	13.65	10.90
Dividends and distributions to shareholders:
Net investment income	(1.16)	(2.59)	(2.05)	(1.96)	(1.81)	(2.00)
Capital gains	—	—	(0.29)	—	—	—
Total dividends and distributions to shareholders	(1.16)	(2.59)	(2.34)	(1.96)	(1.81)	(2.00)
Net asset value, end of period	$99.93	$97.50	$86.07	$86.03	$76.99	$65.15

TOTAL RETURN[2]	3.71%	16.52%	2.98%	14.46%	21.24%	19.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,927,984	$2,822,559	$1,609,484	$1,595,896	$993,148	$540,728
Ratios to average net assets[3] of:
Expenses[5]	0.38%[4,8]	0.38%[8]	0.38%	0.39%[9]	0.38%	0.38%
Net investment income	2.63%[4]	2.56%	2.60%	2.65%	2.58%	3.46%
Portfolio turnover rate[7]	3%	33%	32%	30%	32%	33%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

120	WisdomTree Domestic Equity Funds

Financial Highlights (continued)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Earnings Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]	For the Year Ended March 31, 2013[1]
Net asset value, beginning of period	$35.25	$30.07	$32.14	$29.58	$23.52	$20.33
Investment operations:
Net investment income[2]	0.22	0.50	0.40	0.42	0.33	0.37
Net realized and unrealized gain (loss)	1.91	5.25	(2.10)	2.52	6.04	3.18
Total from investment operations	2.13	5.75	(1.70)	2.94	6.37	3.55
Dividends and distributions to shareholders:
Net investment income	(0.19)	(0.54)	(0.37)	(0.38)	(0.31)	(0.36)
Return of capital	—	(0.03)	—	—	—	—
Total dividends and distributions to shareholders	(0.19)	(0.57)	(0.37)	(0.38)	(0.31)	(0.36)
Net asset value, end of period	$37.19	$35.25	$30.07	$32.14	$29.58	$23.52

TOTAL RETURN[3]	6.06%	19.31%	(5.29)%	9.99%	27.26%	17.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$868,272	$794,832	$662,944	$737,532	$514,682	$211,643
Ratios to average net assets[4] of:
Expenses[5]	0.38%[6]	0.38%	0.38%	0.39%[7]	0.38%	0.38%
Net investment income	1.25%[6]	1.54%	1.32%	1.37%	1.24%	1.80%
Portfolio turnover rate[8]	3%	42%	40%	36%	41%	39%

WisdomTree U.S. Multifactor Fund	For the Period June 29, 2017* through September 30, 2017 (unaudited)
Net asset value, beginning of period	$24.75
Investment operations:
Net investment income[2]	0.11
Net realized and unrealized gain	1.21
Total from investment operations	1.32
Dividends to shareholders:
Net investment income	(0.09)
Net asset value, end of period	$25.98

TOTAL RETURN[3]	5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,598
Ratios to average net assets of:
Expenses	0.28%[6]
Net investment income	1.66%[6]
Portfolio turnover rate[8]	40%
*	Commencement of operations.

[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. MidCap Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	121

Financial Highlights (continued)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$35.45	$31.25	$31.23	$27.95	$24.86
Investment operations:
Net investment income[1]	0.37	0.73	0.70	0.66	0.48
Net realized and unrealized gain (loss)	2.69	4.20	(0.02)	3.21	3.02
Total from investment operations	3.06	4.93	0.68	3.87	3.50
Dividends and distributions to shareholders:
Net investment income	(0.36)	(0.73)	(0.66)	(0.59)	(0.41)
Capital gains	—	—	—	(0.00)[2]	(0.00)[2]
Total dividends and distributions to shareholders	(0.36)	(0.73)	(0.66)	(0.59)	(0.41)
Net asset value, end of period	$38.15	$35.45	$31.25	$31.23	$27.95

TOTAL RETURN[3]	8.67%	15.99%	2.25%	13.94%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,653,796	$1,290,417	$595,351	$448,158	$104,802
Ratios to average net assets of:
Expenses	0.28%[4]	0.28%	0.28%	0.29%[5]	0.28%[4]
Net investment income	2.03%[4]	2.22%	2.30%	2.19%	2.11%[4]
Portfolio turnover rate[6]	4%	29%	32%	35%	31%

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$80.63	$68.74	$71.98	$68.33	$57.07	$49.03
Investment operations:
Net investment income[1]	1.36	2.09	2.07	1.97	1.85	1.87
Net realized and unrealized gain (loss)	3.23	12.27	(3.38)	3.62	11.10	8.14
Total from investment operations	4.59	14.36	(1.31)	5.59	12.95	10.01
Dividends to shareholders:
Net investment income	(1.20)	(2.47)	(1.93)	(1.94)	(1.69)	(1.97)
Net asset value, end of period	$84.02	$80.63	$68.74	$71.98	$68.33	$57.07

TOTAL RETURN[3]	5.76%	21.21%	(1.69)%	8.33%	22.99%	21.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,991,259	$1,975,473	$1,216,658	$1,248,932	$1,062,525	$553,551
Ratios to average net assets[7] of:
Expenses[8]	0.38%[4]	0.38%	0.38%	0.39%[5]	0.38%	0.38%
Net investment income	3.38%[4]	2.75%	3.10%	2.86%	2.93%	3.71%
Portfolio turnover rate[6]	4%	44%	33%	33%	42%	49%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28% and 0.38%, for WisdomTree U.S. Quality Dividend Growth Fund and WisdomTree U.S. SmallCap Dividend Fund, respectively.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

122	WisdomTree Domestic Equity Funds

Financial Highlights (continued)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Earnings Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]	For the Year Ended March 31, 2013[1]
Net asset value, beginning of period	$32.16	$25.69	$28.14	$27.13	$21.13	$18.86
Investment operations:
Net investment income[2]	0.17	0.31	0.34	0.33	0.24	0.34
Net realized and unrealized gain (loss)	2.76	6.53	(2.48)	0.99	5.99	2.29
Total from investment operations	2.93	6.84	(2.14)	1.32	6.23	2.63
Dividends to shareholders:
Net investment income	(0.15)	(0.37)	(0.31)	(0.31)	(0.23)	(0.36)
Net asset value, end of period	$34.94	$32.16	$25.69	$28.14	$27.13	$21.13

TOTAL RETURN[3]	9.13%	26.75%	(7.60)%	4.89%	29.55%	14.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$517,079	$490,370	$369,965	$422,121	$439,571	$180,687
Ratios to average net assets[4] of:
Expenses	0.38%[5,6]	0.38%[6]	0.38%[6]	0.39%[6,7]	0.38%	0.38%[6]
Net investment income	1.04%[5]	1.06%	1.31%	1.24%	0.98%	1.83%
Portfolio turnover rate[8]	3%	51%	43%	43%	61%	50%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$33.06	$28.17	$30.12	$28.43	$25.02
Investment operations:
Net investment income[2]	0.34	0.74	0.67	0.65	0.34
Net realized and unrealized gain (loss)	1.43	4.87	(2.02)	1.69	3.32
Total from investment operations	1.77	5.61	(1.35)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.34)	(0.72)	(0.60)	(0.65)	(0.25)
Capital gains	—	—	—	(0.00)[9]	—
Total dividends and distributions to shareholders	(0.34)	(0.72)	(0.60)	(0.65)	(0.25)
Net asset value, end of period	$34.49	$33.06	$28.17	$30.12	$28.43

TOTAL RETURN[3]	5.38%	20.12%	(4.42)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$98,294	$102,498	$35,208	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%[5]	0.38%	0.38%	0.39%[7]	0.38%[5]
Net investment income	2.06%[5]	2.35%	2.43%	2.30%	1.82%[5]
Portfolio turnover rate[8]	4%	56%	50%	53%	71%
*	Commencement of operations.

[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Domestic Equity Funds	123

Financial Highlights (concluded)

WisdomTree Domestic Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$84.04	$74.24	$74.25	$68.29	$59.33	$53.04
Investment operations:
Net investment income[1]	1.16	2.07	2.04	1.91	1.68	1.65
Net realized and unrealized gain (loss)	3.69	9.97	(0.03)	5.86	8.91	6.32
Total from investment operations	4.85	12.04	2.01	7.77	10.59	7.97
Dividends to shareholders:
Net investment income	(1.08)	(2.24)	(2.02)	(1.81)	(1.63)	(1.68)
Net asset value, end of period	$87.81	$84.04	$74.24	$74.25	$68.29	$59.33

TOTAL RETURN[2]	5.81%	16.47%	2.84%	11.47%	18.10%	15.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$601,481	$571,504	$493,708	$582,862	$419,955	$296,638
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.28%[5,6]	0.28%[5,6]	0.29%[5,7]	0.28%	0.28%[5]
Net investment income	2.72%[4]	2.63%	2.83%	2.64%	2.65%	3.05%
Portfolio turnover rate[8]	2%	12%	12%	13%	12%	13%

WisdomTree U.S. Total Earnings Fund	For the Six Months Ended September 30, 2017 (unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of period	$83.67	$71.50	$73.94	$67.79	$56.14	$50.62
Investment operations:
Net investment income[1]	0.78	1.43	1.45	1.34	1.12	1.07
Net realized and unrealized gain (loss)	5.75	12.29	(2.34)	6.05	11.63	5.51
Total from investment operations	6.53	13.72	(0.89)	7.39	12.75	6.58
Dividends and distributions to shareholders:
Net investment income	(0.73)	(1.53)	(1.55)	(1.24)	(1.10)	(1.06)
Return of capital	—	(0.02)	—	—	—	—
Total dividends and distributions to shareholders	(0.73)	(1.55)	(1.55)	(1.24)	(1.10)	(1.06)
Net asset value, end of period	$89.47	$83.67	$71.50	$73.94	$67.79	$56.14

TOTAL RETURN[2]	7.83%	19.39%	(1.18)%	10.93%	22.89%	13.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$67,103	$62,755	$57,204	$107,209	$71,174	$53,329
Ratios to average net assets of:
Expenses	0.28%[4]	0.28%	0.28%	0.29%[9]	0.28%	0.28%[3]
Net investment income	1.80%[4]	1.87%	2.00%	1.88%	1.81%	2.10%[3]
Portfolio turnover rate[8]	1%	19%	12%	16%	13%	13%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

124	WisdomTree Domestic Equity Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2017, the Trust consisted of 86 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’) (formerly, WisdomTree Dividend ex-Financials Fund)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund’’) (formerly, WisdomTree Earnings 500 Fund)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’) (formerly, WisdomTree High Dividend Fund)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’) (formerly, WisdomTree LargeCap Dividend Fund)	June 16, 2006
WisdomTree U.S. LargeCap Value Fund (“U.S. LargeCap Value Fund’’) (formerly, WisdomTree LargeCap Value Fund)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’) (formerly, WisdomTree MidCap Dividend Fund)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund’’) (formerly, WisdomTree MidCap Earnings Fund)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’) (formerly, WisdomTree SmallCap Dividend Fund)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund’’) (formerly, WisdomTree SmallCap Earnings Fund)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’) (formerly, WisdomTree Total Dividend Fund)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund’’) (formerly, WisdomTree Total Earnings Fund)	February 23, 2007

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale

WisdomTree Domestic Equity Funds	125

Notes to Financial Statements (unaudited) (continued)

price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative

126	WisdomTree Domestic Equity Funds

Notes to Financial Statements (unaudited) (continued)

instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. For the six months ended September 30, 2017, the Funds did not hold or transact in derivative instruments.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing each Fund’s assets:

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$862,500,039	$—	$—
Exchange-Traded Funds	1,087,773	—	—
Investment of Cash Collateral for Securities Loaned	—	21,301,748	—
Total	$863,587,812	$21,301,748	$—

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$143,428,608	$—	$—
Exchange-Traded Fund	193,231	—	—
Investment of Cash Collateral for Securities Loaned	—	186,689	—
Total	$143,621,839	$186,689	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,221,871,330	$—	$—
Exchange-Traded Fund	3,177,052	—	—
Investment of Cash Collateral for Securities Loaned	—	7,312,203	—
Total	$1,225,048,382	$7,312,203	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,959,741,285	$—	$—
Exchange-Traded Fund	2,218,575	—	—
Investment of Cash Collateral for Securities Loaned	—	4,091,919	—
Total	$1,961,959,860	$4,091,919	$—

U.S. LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,735,029	$—	$—
Exchange-Traded Funds	30,699	—	—
Investment of Cash Collateral for Securities Loaned	—	335,846	—
Total	$41,765,728	$335,846	$—

WisdomTree Domestic Equity Funds	127

Notes to Financial Statements (unaudited) (continued)

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,922,556,931	$—	$—
Exchange-Traded Fund	37,949	—	—
Investment of Cash Collateral for Securities Loaned	—	55,826,750	—
Total	$2,922,594,880	$55,826,750	$—

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$866,435,312	$—	$—
Exchange-Traded Fund	3,337,430	—	—
Investment of Cash Collateral for Securities Loaned	—	15,236,970	—
Total	$869,772,742	$15,236,970	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,606,003	$—	$—
Total	$2,606,003	$—	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,652,732,276	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,553,431	—
Total	$1,652,732,276	$1,553,431	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,980,043,159	$—	$—
Exchange-Traded Fund	7,590,003	—	—
Investment of Cash Collateral for Securities Loaned	—	115,465,162	—
Total	$1,987,633,162	$115,465,162	$—

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$515,141,672	$—	$—
Exchange-Traded Fund	1,582,030	—	—
Investment of Cash Collateral for Securities Loaned	—	35,635,797	—
Total	$516,723,702	$35,635,797	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$98,153,996	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,228,077	—
Total	$98,153,996	$3,228,077	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$600,287,267	$—	$—
Exchange-Traded Fund	386,920	—	—
Investment of Cash Collateral for Securities Loaned	—	946,136	—
Total	$600,674,187	$946,136	$—

128	WisdomTree Domestic Equity Funds

Notes to Financial Statements (unaudited) (continued)

U.S. Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$67,045,402	$—	$—
Investment of Cash Collateral for Securities Loaned	—	258,445	—
Total	$67,045,402	$258,445	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

There were no Level 3 securities at or during the six months ended September 30, 2017.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the six months ended September 30, 2017.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

During the six months ended September 30, 2017, U.S. High Dividend Fund, U.S. MidCap Dividend Fund and U.S. Total Dividend Fund (the “Affected Funds”) incurred legal expenses (disclosed on the Statements of Operations in “Legal fees”) pertaining to litigation brought against former shareholders of Lyondell Chemical Company (“Lyondell”), such as the Affected Funds. The lawsuit seeks to recover amounts paid to former shareholders of Lyondell as fraudulent transfer in connection with the leveraged buyout of Lyondell by Basell AF S.C.A in December of 2007 after Lyondell filed for bankruptcy in 2008. On September 5, 2017, the bankruptcy judge of the U.S. Bankruptcy Court in New York dismissed the lawsuit with prejudice.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

WisdomTree Domestic Equity Funds	129

Notes to Financial Statements (unaudited) (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2017, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2017, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value”. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate

130	WisdomTree Domestic Equity Funds

Notes to Financial Statements (unaudited) (continued)

Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. Earnings 500 Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Value Fund	0.38%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Earnings Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Earnings Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Total Earnings Fund	0.28%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

WisdomTree Domestic Equity Funds	131

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2017 are as follows:

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2017	Dividend Income
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$576,613	$4,704,369	$4,788,036	$57,997	$(7,498)	$543,445	$20,948
U.S. MidCap Dividend Fund	572,891	4,721,577	4,790,067	43,397	(3,470)	544,328	21,022
Total	$1,149,504	$9,425,946	$9,578,103	$101,394	$(10,968)	$1,087,773	$41,970

U.S. Earnings 500 Fund
U.S. High Dividend Fund	$196,920	$947,277	$963,889	$7,893	$5,030	$193,231	$6,930

U.S. High Dividend Fund
U.S. Total Dividend Fund	$2,766,798	$9,022,858	$8,745,408	$23,062	$109,742	$3,177,052	$58,129

U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$15,865,318	$13,718,924	$24,230	$47,951	$2,218,575	$55,806

U.S. LargeCap Value Fund
U.S. Earnings 500 Fund	$145,505	$42,643	$174,514	$8,096	$(229)	$21,501	$1,180
U.S. MidCap Earnings Fund	62,851	17,528	73,123	1,842	100	9,198	298
Total	$208,356	$60,171	$247,637	$9,938	$(129)	$30,699	$1,478

U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$106,150	$20,939,540	$21,302,740	$292,604	$2,395	$37,949	$82,978

U.S. MidCap Earnings Fund
U.S. MidCap Dividend Fund	$1,613,146	$1,649,358	$25,032	$250	$99,708	$3,337,430	$32,685

U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$25,730,657	$2,680,778	$21,140,472	$570,832	$(251,792)	$7,590,003	$216,476

U.S. SmallCap Earnings Fund
U.S. MidCap Earnings Fund	$2,776,454	$—	$1,307,844	$51,720	$61,700	$1,582,030	$12,284

U.S. Total Dividend Fund
U.S. Total Earnings Fund	$47,084	$3,974,721	$3,681,326	$35,664	$10,777	$386,920	$7,571

WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares
U.S. Earnings 500 Fund	48	$4,178	$18
U.S. High Dividend Fund	23	1,308	24
U.S. LargeCap Dividend Fund	350	30,394	323
U.S. MidCap Dividend Fund	84	8,396	85
U.S. MidCap Earnings Fund	317	11,805	55
U.S. Quality Dividend Growth Fund	370	14,119	133
U.S. SmallCap Dividend Fund	49	4,117	57
U.S. SmallCap Earnings Fund	134	4,686	20
U.S. Total Dividend Fund	79	6,933	85

132	WisdomTree Domestic Equity Funds

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$21,764,355	$21,133,499	$—	$57,728,645
U.S. Earnings 500 Fund	2,265,719	2,176,331	4,117,690	—
U.S. High Dividend Fund	29,008,929	27,118,991	27,414,404	89,262,747
U.S. LargeCap Dividend Fund	35,251,340	33,595,319	29,254,966	96,636,224
U.S. LargeCap Value Fund	581,883	522,858	—	21,355,384
U.S. MidCap Dividend Fund	109,645,040	98,547,224	170,943,319	136,895,253
U.S. MidCap Earnings Fund	28,152,002	21,569,599	28,516,347	—
U.S. Multifactor Fund[1]	1,030,313	1,022,617	2,484,731	—
U.S. Quality Dividend Growth Fund	54,489,484	53,420,483	394,378,384	137,964,138
U.S. SmallCap Dividend Fund	83,335,411	78,882,592	60,837,287	124,925,385
U.S. SmallCap Earnings Fund	15,380,159	13,395,198	6,491,988	21,506,575
U.S. SmallCap Quality Dividend Growth Fund	4,501,379	4,460,006	1,665,105	10,060,261
U.S. Total Dividend Fund	11,070,081	10,330,947	21,288,018	17,081,853
U.S. Total Earnings Fund	990,157	939,370	—	—

[1]	For the period June 29, 2017 (commencement of operations) through September 30, 2017.

6. FEDERAL INCOME TAXES

At September 30, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Dividend ex-Financials Fund	$798,116,729	$140,123,179	$(53,350,348)	$86,772,831
U.S. Earnings 500 Fund	111,154,890	34,906,463	(2,252,825)	32,653,638
U.S. High Dividend Fund	1,139,701,726	138,164,706	(45,505,847)	92,658,859
U.S. LargeCap Dividend Fund	1,663,206,853	353,211,886	(50,366,960)	302,844,926
U.S. LargeCap Value Fund	37,160,942	5,947,955	(1,007,323)	4,940,632
U.S. MidCap Dividend Fund	2,728,037,966	408,754,231	(158,370,567)	250,383,664
U.S. MidCap Earnings Fund	760,758,906	155,845,283	(31,594,477)	124,250,806
U.S. Multifactor Fund	2,503,555	136,530	(34,082)	102,448
U.S. Quality Dividend Growth Fund	1,459,326,596	219,939,177	(24,980,066)	194,959,111
U.S. SmallCap Dividend Fund	1,946,667,916	296,035,771	(139,605,363)	156,430,408
U.S. SmallCap Earnings Fund	480,222,800	106,712,015	(34,575,316)	72,136,699
U.S. SmallCap Quality Dividend Growth Fund	96,533,785	11,944,695	(7,096,407)	4,848,288
U.S. Total Dividend Fund	476,309,643	140,062,083	(14,751,403)	125,310,680
U.S. Total Earnings Fund	52,220,263	16,364,524	(1,280,940)	15,083,584

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Notes to Financial Statements (unaudited) (concluded)

7. SUBSEQUENT EVENT

Effective after the close of trading on November 9, 2017, the total outstanding shares of the U.S. Earnings 500 Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, and the U.S. Total Earnings Fund each split on a 3-for-1 basis as of record date November 7, 2017. The impact of the stock split increased the number of shares outstanding by a factor of three, while decreasing the NAV per share and market price per share by a factor of three, resulting in no effect on fund net assets or on the total value of a shareholder’s investment.

8. ADDITIONAL INFORMATION

At the recommendation of WTAM, the Board of Trustees of the Trust, with respect to the U.S. LargeCap Value Fund (the “Fund”), has approved modifications to the Fund’s investment objective, strategies and Fund name, including related policies. The Fund will be renamed the “WisdomTree U.S. Quality Shareholder Yield Fund” and will pursue an investment objective that seeks income and capital appreciation. The Fund will be an exchange traded fund that will be actively managed using a model-based approach. The Fund will seek to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” with favorable relative quality characteristics. WTAM, using a disciplined model-based process focused on a long-term approach to investing, will seek to identify approximately 200 companies with a high shareholder yield, comprising return of capital to shareholders through either dividend distributions or share buybacks, while also displaying attractive attributes for traditional quality measures. WTAM believes screening equity securities by quality measures such as return-on-equity and return-on-assets can improve the returns to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. These changes are scheduled to go into effect on or about December 15, 2017 .

134	WisdomTree Domestic Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to all Funds (except the WisdomTree U.S. Multifactor Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement” or “Sub-Advisory Agreement), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 3, 2017, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted

WisdomTree Domestic Equity Funds	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during

136	WisdomTree Domestic Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree U.S. Multifactor Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 13-14, 2017, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement , the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategy represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

WisdomTree Domestic Equity Funds	137

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

138	WisdomTree Domestic Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Domestic Equity Funds	139

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2017:

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Value Fund (EZY)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

(formerly, WisdomTree Dividend ex-Financials Fund)

WisdomTree U.S. Earnings 500 Fund (EPS)

(formerly, WisdomTree Earnings 500 Fund)

WisdomTree U.S. High Dividend Fund (DHS)

(formerly, WisdomTree High Dividend Fund)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

(formerly, WisdomTree LargeCap Dividend Fund)

WisdomTree U.S. LargeCap Value Fund (EZY)

(formerly, WisdomTree LargeCap Value Fund)

WisdomTree U.S. MidCap Dividend Fund (DON)

(formerly, WisdomTree MidCap Dividend Fund)

WisdomTree U.S. MidCap Earnings Fund (EZM)

(formerly, WisdomTree MidCap Earnings Fund)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

(formerly, WisdomTree SmallCap Dividend Fund)

WisdomTree U.S. SmallCap Earnings Fund (EES)

(formerly, WisdomTree SmallCap Earnings Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

(formerly, WisdomTree Total Dividend Fund)

WisdomTree U.S. Total Earnings Fund (EXT)

(formerly, WisdomTree Total Earnings Fund)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-0041

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 1, 2017

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 1, 2017